    As filed with the Securities and Exchange Commission on April 29, 2008

                                                 File Nos. 333-47016; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


  Registration Statement Under The Securities Act
                      of 1933                                               [X]
                          Pre-Effective Amendment
                          No.                                               [_]
                          Post-Effective
                          Amendment No. 31                                  [X]

                      and/or

    Registration Statement Under the Investment
                Company Act of 1940                                         [X]
                 Amendment No. 91                                           [X]
         (Check Appropriate Box or Boxes)


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2008, pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                Genworth Life of New York VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form NY1155 4/00

                                  Issued by:
                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2008, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and non-qualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice NY" in our marketing materials.


This prospectus gives details about the contract, Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund -- Series II shares
AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares
AIM V.I. Global Real Estate Fund -- Series II shares
AIM V.I. International Growth Fund -- Series II shares
AIM V.I. Large Cap Growth Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:

AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B

AllianceBernstein Global Technology Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:

BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

DWS Variable Series II:
DWS Technology VIP -- Class B Shares
DWS Dreman High Return Equity VIP -- Class B Shares
DWS Dreman Small Mid Cap Value VIP -- Class B Shares

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Large Cap Growth Securities Fund -- Class 2 Shares

Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Global Asset Allocation Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:

Core Value Equity Fund -- Class 1 Shares (formerly, Value Equity Fund)

Income Fund

Mid-Cap Equity Fund -- Class 1 Shares

Money Market Fund

Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares

S&P 500(R) Index Fund

Small-Cap Equity Fund -- Class 1 Shares

Total Return Fund -- Class 1 Shares/2/
Total Return Fund -- Class 3 Shares/2/

U.S. Equity Fund -- Class 1 Shares


Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Balanced Portfolio -- Class 1
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1
JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1
JPMorgan Insurance Trust Government Bond Portfolio -- Class 1
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1
JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1

Legg Mason Partners Variable Equity Trust:

Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
Oppenheimer MidCap Fund/VA -- Service Shares

/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.
/2/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 Shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:

Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares


Rydex Variable Trust:

NASDAQ-100(R) Fund (formerly, OTC Fund)


The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares

Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


Janus Aspen Series:
International Growth Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund


JPMorgan Series Trust II:
JPMorgan Bond Portfolio
JPMorgan International Equity Portfolio
JPMorgan Mid Cap Value Portfolio
JPMorgan Small Company Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio


MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:


Legg Mason Partners Variable Equity Trust:

Legg Mason Partners Variable Capital and Income Portfolio -- Class II

Van Kampen Life Investment Trust:
Strategic Growth Portfolio -- Class II Shares


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after May 1, 2008:

XTF Advisors Trust:
ETF 60 Portfolio -- Class II Shares


Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.



The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.


We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.


This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2008, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


Definitions......................................................

Fee Tables.......................................................
   Examples......................................................

Synopsis.........................................................

Condensed Financial Information..................................

Financial Statements.............................................

The Company......................................................

The Separate Account.............................................
   The Portfolios................................................
   Subaccounts...................................................
   Voting Rights.................................................
   Asset Allocation Program......................................

The Guarantee Account............................................

Charges and Other Deductions.....................................
   Transaction Expenses..........................................
       Surrender Charge..........................................
       Exceptions to the Surrender Charge........................
   Deductions from the Separate Account..........................
   Charges for the Living Benefit Rider Options..................
   Charges for the Death Benefit Rider Options...................
   Other Charges.................................................

The Contract.....................................................
   Purchase of the Contract......................................
   Ownership.....................................................
   Assignment....................................................
   Purchase Payments.............................................
   Valuation Day and Valuation Period............................
   Allocation of Purchase Payments...............................
   Enhanced Payment Benefit Option...............................
   Valuation of Accumulation Units...............................

Transfers........................................................
   Transfers Before the Annuity Commencement Date................
   Transfers from the Guarantee Account to the Subaccounts.......
   Transfers from the Subaccounts to the Guarantee Account.......
   Transfers Among the Subaccounts...............................
   Telephone/Internet Transactions...............................
   Confirmation of Transactions..................................
   Special Note on Reliability...................................
   Transfers by Third Parties....................................
   Special Note on Frequent Transfers............................
   Dollar Cost Averaging Program.................................
   Defined Dollar Cost Averaging Program.........................
   Portfolio Rebalancing Program.................................
   Guarantee Account Interest Sweep Program......................

Surrenders and Partial Withdrawals...................................
   Surrenders and Partial Withdrawals................................
   Systematic Withdrawal Program.....................................
   Guaranteed Minimum Withdrawal Benefit for Life Riders Options.....
       Lifetime Income Plus 2008.....................................
       Lifetime Income Plus 2007.....................................
       Lifetime Income Plus..........................................
       Investment Strategy for the Guaranteed Minimum Withdrawal
         Benefit for Life Riders.....................................

Death of Owner and/or Annuitant......................................
   Distribution Provisions Upon Death of Owner or Joint Owner........
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date...............................................
   Basic Death Benefit...............................................
   Annual Step-Up Death Benefit Rider Option.........................
   Termination of Death Benefit Rider Option When Contract
     Assigned or Sold................................................
   How to Claim Proceeds and/or Death Benefit Payments...............
   Distribution Rules................................................

Income Payments......................................................
   Optional Payment Plans............................................
   Variable Income Payments..........................................
   Transfers After the Annuity Commencement Date.....................
   Payment Protection Rider Options..................................
       Payment Optimizer Plus........................................
       Principal Protection Advantage................................

Tax Matters..........................................................
   Introduction......................................................
   Taxation of Non-Qualified Contracts...............................
   Section 1035 Exchanges............................................
   Qualified Retirement Plans........................................
   Federal Income Tax Withholding....................................
   State Income Tax Withholding......................................
   Tax Status of the Company.........................................
   Federal Estate Taxes..............................................
   Generation-Skipping Transfer Tax..................................
   Annuity Purchases by Residents of Puerto Rico.....................
   Annuity Purchases by Nonresident Aliens and Foreign
     Corporations....................................................
   Foreign Tax Credits...............................................
   Changes in the Law................................................

Requesting Payments..................................................

Sale of the Contracts................................................

Additional Information...............................................
   Owner Questions...................................................
   Return Privilege..................................................
   State Regulation..................................................
   Evidence of Death, Age, Gender, Marital Status or Survival........
   Records and Reports...............................................
   Other Information.................................................
   Legal Proceedings.................................................

Appendix A -- Examples of the Available Death Benefits............... A-1

Appendix B -- Condensed Financial Information........................ B-1

Table of Contents -- Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, each one year period following the Benefit Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Gross Withdrawal -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, an amount withdrawn from Contract Value, including any surrender charges, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Income Start Date -- For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.


Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in the prospectus. This rider may be referred to by either name in this prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.


Payment Optimizer Plus -- The marketing name for the Payment ProtectionVariable Annuity Rider, which is one of the

Payment Protection Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.


Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all markets.


Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.


Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008, if elected at the time of application, for an additional charge.


Rider Death Benefit -- The death benefit payable under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.


Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008.


Separate Account -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Maximum of 8%/1,2/
 payments partially withdrawn or surrendered)
                                                   ------------------
 Transfer Charge                                       $10.00/3/
---------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.


/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.


/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.




Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                              $30.00/1/
--------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                    1.30%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                        0.15%
--------------------------------------------------------------------------------------------------------------------
Optional Benefit (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge             Minimum Charge/3/
                                                             -------------------------------------------------------
 Enhanced Payment Benefit Option                                        0.15%                       0.15%
--------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge             Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                                              0.60%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                               0.75%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                                              0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                               0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage/6/                                       0.40%                       1.00%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus
 Single Annuitant Contract                                              0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                               0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2,7/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge             Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal
 Protection Death Benefit
 Single Annuitant Contract                                      0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                       0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
 Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of Principal 0.50% of value of Principal
                                                             Protection Death Benefit    Protection Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of Principal 0.50% of value of Principal
                                                             Protection Death Benefit    Protection Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
 Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of Principal 0.50% of value of Principal
                                                             Protection Death Benefit    Protection Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of Principal 0.50% of value of Principal
                                                             Protection Death Benefit    Protection Death Benefit
--------------------------------------------------------------------------------------------------------------------

Death Benefit Rider Options
 (as a percentage of your Contract Value at the time the charge is taken)/8/
----------------------------------------------------------------------------------------------
                                                         Current Charge      Maximum Charge/3/
                                                         -------------------------------------
Annual Step-Up Death Benefit Rider Option                    0.20%                0.20%
----------------------------------------------------------------------------------------------
                                                            Current              Maximum
                                                         -------------------------------------
Maximum Total Separate Account Annual Expenses/9/            3.05%                4.30%
----------------------------------------------------------------------------------------------



/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2007.

/5/Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

/6/Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

/7/You may purchase Lifetime Income Plus 2008 with or without the Principal
   Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for the rider will be deducted at the end of the calendar quarter.

/8/The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.

/9/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Enhanced Payment Benefit Option, the Annual Step-Up Death Benefit Rider and Lifetime Income Plus 2008 with the Principal Protection Death Benefit, and that the owner purchases the contract as a Joint Annuitant contract with an Annuitant that is age 71 or older. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Enhanced Payment Benefit Option, the Annual Step-Up Death Benefit Rider and Lifetime Income Plus 2008 with the Principal Protection Death Benefit, and that the owner purchases the contract as a Joint Annuitant contract. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

 Additionally, please note that "Maximum Total Separate Account Expenses" reflect the sum of (i) charges that are based on assets in the Separate Account, (ii) death benefit rider option charges that are based on Contract Value, and (iii) for Lifetime Income Plus 2008, charges that are based on the benefit base, as defined and determined in the rider. While "Maximum Total Separate Account Annual Expenses" sums the amounts of applicable charges for ease of reference and possible comparison with other variable annuity contracts, your actual total expenses may be different.


For information concerning compensation paid for the sale of the contract, see "Sale of the Contract" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


Annual Portfolio Expenses/1/              Minimum Maximum
---------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (before fee waivers or reimbursements)    0.40%   8.98%
---------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples




These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option;

  .  elected Lifetime Income Plus 2008 with the Principal Protection Death
     Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,813      $4,136      $6,142      $10,257



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,277      $3,704      $5,856      $10,241



Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);



  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value);

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.


SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from one of the Payment Protection Rider Options will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Principal Protection Advantage" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge reduces to 0%.


For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.


We assess charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. We also charge for the optional riders. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Principal Protection Advantage is elected at the time of application) if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of Owner and/or Annuitant" provision of this prospectus.


May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and "Guarantee Account" provisions of this prospectus. In addition, if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals may affect the benefit you receive under the rider. See the "Surrenders and Partial Withdrawals --Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

What optional benefits are available in this prospectus? We offer several optional benefits by rider in this prospectus. The riders may not be available in all markets.


The Enhanced Payment Benefit Option. The Enhanced Payment Benefit Option is available at an additional charge if elected when you apply for the contract. If you elect this optional rider, we will add a percentage of each purchase payment you make to your Contract Value. Enhanced payments are not considered "purchase payments" for purposes of the contract. In addition, please note that any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008 or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment or any related earnings in the Withdrawal Base or benefit base. Please see the "Enhanced Payment Benefit Option" provision of this prospectus for more information.

The "Living Benefit Rider Options." We currently offer two "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Three other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007 and Principal Protection Advantage, are no longer offered for sale.

Three Guaranteed Minimum Withdrawal Benefit for Life Rider Options are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007 and Lifetime Income Plus 2008. These riders provide guaranteed withdrawals until the last death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. Lifetime Income Plus and Lifetime Income Plus 2007, however, are not available for contracts issued on or after May 1, 2007 and December 10, 2007, respectively. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008, you must always allocate assets in accordance with the Investment Strategy prescribed by that rider. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" provision of this prospectus for more information about the riders and their features.

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage, however, is not available for contracts issued on or after January 5, 2007. To receive the full benefit provided by Payment Optimizer Plus, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the rider. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.


The Death Benefit Rider Options. We offer the Annual Step-Up Death Benefit Rider as an optional death benefit in addition to the Basic Death Benefit available under the contract.

The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about the Annual Step-Up Death Benefit Rider.


When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in the rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See "The
Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the Federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of the Accumulation Unit Values.

FINANCIAL STATEMENTS

The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.


We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios


There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You select the Subaccounts to which you allocate purchase payments and you currently may change your future purchase payment allocation without penalty or charges. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.


Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at
(800) 313-5282, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts


You may allocate purchase payments to the Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus
2008), the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.



                                                                              Adviser (and Sub-Adviser(s),
                Subaccount Investing In           Investment Objective               as applicable)
                ----------------------------------------------------------------------------------------------
AIM VARIABLE    AIM V.I. Basic Value Fund --  Long-term growth of capital. Invesco AIM Advisors, Inc.
INSURANCE FUNDS Series II shares                                           (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco Asset
                                                                           Management (Japan) Limited;
                                                                           Invesco Asset Management
                                                                           Deutschland, GmbH; and Invesco
                                                                           Australia Limited)
                ----------------------------------------------------------------------------------------------
                AIM V.I. Capital Appreciation Growth of capital.           Invesco AIM Advisors, Inc.
                Fund -- Series I shares                                    (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco Asset
                                                                           Management (Japan) Limited;
                                                                           Invesco Asset Management
                                                                           Deutschland, GmbH; and Invesco
                                                                           Australia Limited)
                ----------------------------------------------------------------------------------------------
                AIM V.I. Core Equity Fund --  Growth of capital.           Invesco AIM Advisors, Inc.
                Series I shares                                            (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco Asset
                                                                           Management (Japan) Limited;
                                                                           Invesco Asset Management
                                                                           Deutschland, GmbH; and Invesco
                                                                           Australia Limited)
                ----------------------------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                  Investment Objective                    as applicable)
                  -----------------------------------------------------------------------------------------------------------
                  AIM V.I. Global Real Estate       High total return through growth of Invesco AIM Advisors, Inc.
                  Fund -- Series II shares          capital and current income.         (formerly, A I M Advisors, Inc.)
                                                                                        (subadvised by INVESCO
                                                                                        Institutional (N.A.), Inc.; AIM Funds
                                                                                        Management Inc.; Invesco Global
                                                                                        Asset Management (N.A.), Inc.;
                                                                                        Invesco Institutional (N.A.), Inc.;
                                                                                        Invesco Senior Secured
                                                                                        Management, Inc.; Invesco Hong
                                                                                        Kong Limited; Invesco Asset
                                                                                        Management Limited; Invesco Asset
                                                                                        Management (Japan) Limited;
                                                                                        Invesco Asset Management
                                                                                        Deutschland, GmbH; and Invesco
                                                                                        Australia Limited)
                  -----------------------------------------------------------------------------------------------------------
                  AIM V.I. International Growth     Long-term growth of capital.        Invesco AIM Advisors, Inc.
                  Fund -- Series II shares                                              (formerly, A I M Advisors, Inc.)
                                                                                        (subadvised by AIM Funds
                                                                                        Management Inc.; Invesco Global
                                                                                        Asset Management (N.A.), Inc.;
                                                                                        Invesco Institutional (N.A.), Inc.;
                                                                                        Invesco Senior Secured
                                                                                        Management, Inc.; Invesco Hong
                                                                                        Kong Limited; Invesco Asset
                                                                                        Management Limited; Invesco Asset
                                                                                        Management (Japan) Limited;
                                                                                        Invesco Asset Management
                                                                                        Deutschland, GmbH; and Invesco
                                                                                        Australia Limited)
                  -----------------------------------------------------------------------------------------------------------
                  AIM V.I. Large Cap Growth         Long-term growth of capital.        Invesco AIM Advisors, Inc.
                  Fund -- Series I shares                                               (formerly, A I M Advisors, Inc.)
                                                                                        (subadvised by AIM Funds
                                                                                        Management Inc.; Invesco Global
                                                                                        Asset Management (N.A.), Inc.;
                                                                                        Invesco Institutional (N.A.), Inc.;
                                                                                        Invesco Senior Secured
                                                                                        Management, Inc.; Invesco Hong
                                                                                        Kong Limited; Invesco Asset
                                                                                        Management Limited; Invesco Asset
                                                                                        Management (Japan) Limited;
                                                                                        Invesco Asset Management
                                                                                        Deutschland, GmbH; and Invesco
                                                                                        Australia Limited)
                  -----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein Balanced Wealth Seeks to maximize total return      AllianceBernstein, L.P.
VARIABLE PRODUCTS Strategy Portfolio -- Class B     consistent with the adviser's
SERIES FUND, INC.                                   determination of reasonable risk.
                  -----------------------------------------------------------------------------------------------------------
                  AllianceBernstein Global          Long-term growth of capital.        AllianceBernstein, L.P.
                  Technology Portfolio -- Class B
                  -----------------------------------------------------------------------------------------------------------
                  AllianceBernstein Growth and      Long-term growth of capital.        AllianceBernstein, L.P.
                  Income Portfolio -- Class B
                  -----------------------------------------------------------------------------------------------------------
                  AllianceBernstein International   Long-term growth of capital.        AllianceBernstein, L.P.
                  Value Portfolio -- Class B
                  -----------------------------------------------------------------------------------------------------------
                  AllianceBernstein Large Cap       Long-term growth of capital.        AllianceBernstein, L.P.
                  Growth Portfolio -- Class B
                  -----------------------------------------------------------------------------------------------------------
                  AllianceBernstein Small Cap       Long-term growth of capital.        AllianceBernstein, L.P.
                  Growth Portfolio -- Class B
                  -----------------------------------------------------------------------------------------------------------


                        Subaccount Investing In                     Investment Objective
                        ----------------------------------------------------------------------------
AMERICAN CENTURY        VP Income & Growth                Seeks capital growth. Income is a
VARIABLE PORTFOLIOS,    Fund -- Class I                   secondary objective.
INC.                    ----------------------------------------------------------------------------
                        VP International Fund -- Class I  Seeks capital growth.

                        ----------------------------------------------------------------------------
                        VP Ultra(R) Fund -- Class I       Seeks long-term capital growth.

                        ----------------------------------------------------------------------------
                        VP Value Fund -- Class I          Seeks long-term capital growth.
                                                          Income is a secondary objective.
                        ----------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --   Pursues long-term total return using a
VARIABLE PORTFOLIOS II, Class II                          strategy that seeks to protect against
INC.                                                      U.S. inflation.
                        ----------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I.        Seeks capital appreciation, and
SERIES FUNDS, INC.      Fund -- Class III Shares          secondarily, income.

                        ----------------------------------------------------------------------------
                        BlackRock Global Allocation V.I.  Seeks high total investment return.
                        Fund -- Class III Shares



                        ----------------------------------------------------------------------------
                        BlackRock Large Cap Growth V.I.   Seeks long-term capital growth.
                        Fund -- Class III Shares

                        ----------------------------------------------------------------------------
                        BlackRock Value Opportunities     Seeks long-term capital growth.
                        V.I. Fund -- Class III Shares

                        ----------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth Fund,     The fund seeks long-term growth of
VARIABLE INSURANCE      Variable Series -- Class A        capital.
TRUST I
                        ----------------------------------------------------------------------------
                        Columbia Marsico International    The fund seeks long-term growth of
                        Opportunities Fund, Variable      capital.
                        Series -- Class B
                        ----------------------------------------------------------------------------
DREYFUS                 Dreyfus Investment Portfolios     Seeks investment returns that are
                        MidCap Stock Portfolio -- Initial greater than the total return
                        Shares                            performance of publicly traded
                                                          common stocks of medium-size
                                                          domestic companies in the aggregate
                                                          as represented by the Standard &
                                                          Poor's 400 MidCap Index.
                        ----------------------------------------------------------------------------
                        Dreyfus Variable Investment       Seeks as high a level of current income
                        Fund -- Money Market Portfolio    as is consistent with the preservation of
                                                          capital./1/
                        ----------------------------------------------------------------------------
                        The Dreyfus Socially Responsible  Seeks capital growth, with current
                        Growth Fund, Inc. -- Initial      income as a secondary objective.
                        Shares
                        ----------------------------------------------------------------------------
DWS VARIABLE SERIES II  DWS Dreman High Return Equity     Seeks to achieve a high rate of total
                        VIP -- Class B Shares             return.

                        ----------------------------------------------------------------------------
                        DWS Dreman Small Mid Cap          Seeks long-term capital appreciation.
                        Value VIP -- Class B Shares

                        ----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
----------------------------------------------------------------------------
Seeks capital growth. Income is a         American Century Investment
secondary objective.                      Management, Inc.
----------------------------------------------------------------------------
Seeks capital growth.                     American Century Global
                                          Investment Management, Inc.
----------------------------------------------------------------------------
Seeks long-term capital growth.           American Century Investment
                                          Management, Inc.
----------------------------------------------------------------------------
Seeks long-term capital growth.           American Century Investment
Income is a secondary objective.          Management, Inc.
----------------------------------------------------------------------------
Pursues long-term total return using a    American Century Investment
strategy that seeks to protect against    Management, Inc.
U.S. inflation.
----------------------------------------------------------------------------
Seeks capital appreciation, and           BlackRock Advisors, LLC
secondarily, income.                      (subadvised by BlackRock
                                          Investment Management, LLC)
----------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
         (subadvised by BlackRock Asset
                                          Management U.K. Limited and
                                          BlackRock Investment Management,
                                          LLC)
----------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
         (subadvised by BlackRock
                                          Investment Management, LLC)
----------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
         (subadvised by BlackRock
                                          Investment Management, LLC)
----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
                   Management, LLC)
----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
         Management, LLC)
----------------------------------------------------------------------------
Seeks investment returns that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate
as represented by the Standard &
Poor's 400 MidCap Index.
----------------------------------------------------------------------------
Seeks as high a level of current income   The Dreyfus Corporation
as is consistent with the preservation of
capital./1/
----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Asset Management
return.                                   Americas Inc (subadvised by
                                          Dreman Value Management L.L.C.)
----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Asset Management
         Americas Inc (subadvised by
                                          Dreman Value Management L.L.C.)
----------------------------------------------------------------------------


                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.


                     Subaccount Investing In                     Investment Objective
                     ----------------------------------------------------------------------------
                     DWS Technology VIP -- Class B     Seeks growth of capital.
                     Shares
                     ----------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund      To provide a high level of current
TRUST                                                  income.
                     ----------------------------------------------------------------------------
                     VT Worldwide Health Sciences      Seeks long-term capital growth by
                     Fund                              investing in a worldwide and
                                                       diversified portfolio of health sciences
                                                       companies.
                     ----------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --        Seeks long term capital growth.
ANNUITY TRUST        Class 2
                     ----------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond        Seeks high current income by
SERIES               Fund II -- Service Class          investing in lower-rated corporate debt
                                                       obligations, commonly referred to as
                                                       "junk bonds."
                     ----------------------------------------------------------------------------
                     Federated Kaufmann                Seeks capital appreciation.
                     Fund II -- Service Shares


                     ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio -- Service Seeks income and capital growth
INSURANCE PRODUCTS   Class 2                           consistent with reasonable risk.
FUND










                     ----------------------------------------------------------------------------
                     VIP Contrafund(R)                 Seeks long-term capital appreciation.
                     Portfolio -- Service Class 2

                     ----------------------------------------------------------------------------
                     VIP Dynamic Capital               Seeks capital appreciation.
                     Appreciation Portfolio -- Service
                     Class 2
                     ----------------------------------------------------------------------------
                     VIP Equity-Income                 Seeks reasonable income. The fund
                     Portfolio -- Service Class 2      will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poor's
                                                       500/SM/ Index (S&P 500(R)).
                     ----------------------------------------------------------------------------
                     VIP Growth Portfolio -- Service   Seeks to achieve capital appreciation.
                     Class 2

                     ----------------------------------------------------------------------------
                     VIP Growth & Income               Seeks high total return through a
                     Portfolio -- Service Class 2      combination of current income and
                                                       capital appreciation.
                     ----------------------------------------------------------------------------
                     VIP Investment Grade Bond         Seeks as high a level of current income
                     Portfolio -- Service Class 2      as is consistent with the preservation of
                                                       capital.
                     ----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks growth of capital.                  Deutsche Asset Management
         Americas Inc
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
-----------------------------------------------------------------------------
Seeks long term capital growth.           Evergreen Investment Management
 Company, LLC
-----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
-----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
         Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                      Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
         FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
-----------------------------------------------------------------------------
Seeks as high a level of current income   FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of FIIA and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                    as applicable)
                   ------------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio -- Service  Seeks long-term growth of capital.       FMR (subadvised by FMRC, FRAC,
                   Class 2                                                                    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                              FIJ)
                   ------------------------------------------------------------------------------------------------------------
                   VIP Value Strategies              Seeks capital appreciation.              FMR (subadvised by FMRC, FRAC,
                   Portfolio -- Service Class 2                                               FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                              FIJ)
                   ------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities        Seeks to maximize income while           Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                       appreciation. The fund normally
                                                     invests in both equity and debt
                                                     securities. The fund seeks income by
                                                     investing in corporate, foreign and
                                                     U.S. Treasury bonds as well as stocks
                                                     with dividend yields the manager
                                                     believes are attractive.
                   ------------------------------------------------------------------------------------------------------------
                   Franklin Large Cap Growth         Seeks capital appreciation. The fund     Franklin Advisers, Inc.
                   Securities Fund -- Class 2 Shares normally invests at least 80% of its net assets in investments of large
                                                     capitalization companies and normally
                                                     invests predominantly in equity
                                                     securities.
                   ------------------------------------------------------------------------------------------------------------
                   Franklin Templeton VIP Founding   Seeks capital appreciation, with         Franklin Templeton Services, LLC
                   Funds Allocation Fund -- Class 2  income as a secondary goal. The fund     (the fund's administrator)
                   Shares/1/                         normally invests equal portions in
                                                     Class 1 shares of Franklin Income
                                                     Securities Fund; Mutual Shares
                                                     Securities Fund; and Templeton
                                                     Growth Securities Fund.
                   ------------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities          Seeks capital appreciation, with         Franklin Mutual Advisers, LLC
                   Fund -- Class 2 Shares            income as a secondary goal. The fund
                                                     normally invests primarily in U.S. and
                                                     foreign equity securities that the
                                                     manager believes are undervalued. The
                                                     fund also invests, to a lesser extent in
                                                     risk arbitrage securities and distressed
                                                     companies.
                   ------------------------------------------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term capital growth. The      Templeton Investment Counsel, LLC
                   Fund -- Class 2 Shares            fund normally invests at least 80% of
                                                     its net assets in investments of issuers
                                                     located outside the U.S., including
                                                     those in emerging markets, and
                                                     normally invests predominantly in
                                                     equity securities.
                   ------------------------------------------------------------------------------------------------------------
                   Templeton Global Asset Allocation Seeks high total return. The fund        Templeton Investment Counsel, LLC
                   Fund -- Class 2 Shares            normally invests in equity securities of
                                                     companies of any country, debt
                                                     securities of companies and
                                                     governments of any country, and in
                                                     money market securities. The fund
                                                     normally invests substantially to
                                                     primarily in equity securities.
                   ------------------------------------------------------------------------------------------------------------



                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.


                   Subaccount Investing In                     Investment Objective
                   ----------------------------------------------------------------------------
                   Templeton Growth Securities       Seeks long-term capital growth. The
                   Fund -- Class 2 Shares            fund normally invests primarily in
                                                     equity securities of companies located
                                                     anywhere in the world, including those
                                                     in the U.S. and in emerging markets.
                   ----------------------------------------------------------------------------
GE INVESTMENTS     Core Value Equity Fund --         Seeks long-term growth of capital and
FUNDS, INC.        Class 1 Shares (formerly, Value   future income.
                   Equity Fund)
                   ----------------------------------------------------------------------------
                   Income Fund -- Class 1 Shares     Seeks maximum income consistent
                                                     with prudent investment management
                                                     and the preservation of capital.
                   ----------------------------------------------------------------------------
                   Mid-Cap Equity Fund --            Seeks long-term growth of capital and
                   Class 1 Shares                    future income.
                   ----------------------------------------------------------------------------
                   Money Market Fund/1/              Seeks a high level of current income
                                                     consistent with the preservation of
                                                     capital and the maintenance of liquidity.
                   ----------------------------------------------------------------------------
                   Premier Growth Equity Fund --     Seeks long-term growth of capital and
                   Class 1 Shares                    future income rather than current income.
                   ----------------------------------------------------------------------------
                   Real Estate Securities Fund --    Seeks maximum total return through
                   Class 1 Shares                    current income and capital
                                                     appreciation.
                   ----------------------------------------------------------------------------
                   S&P 500(R) Index Fund/2/          Seeks growth of capital and
                                                     accumulation of income that
                                                     corresponds to the investment return of
                                                     S&P's 500 Composite Stock Index.
                   ----------------------------------------------------------------------------
                   Small-Cap Equity Fund --          Seeks long-term growth of capital.
                   Class 1 Shares

                   ----------------------------------------------------------------------------
                   Total Return Fund/3/              Seeks the highest total return,
                                                     composed of current income and
                                                     capital appreciation, as is consistent
                                                     with prudent investment risk.
                   ----------------------------------------------------------------------------
                   U.S. Equity Fund -- Class 1       Seeks long-term growth of capital.
                   Shares
                   ----------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service     Seeks long-term capital growth,
                   Shares                            consistent with preservation of capital
                                                     and balanced by current income.
                   ----------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares A non-diversified portfolio/4/ that seeks long-term growth of capital.
                   ----------------------------------------------------------------------------
JPMORGAN INSURANCE JPMorgan Insurance Trust          Seeks to provide total return while
TRUST              Balanced Portfolio -- Class 1     preserving capital.

                   ----------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
------------------------------------------------------------------------------
Seeks long-term capital growth. The       Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
------------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income.

------------------------------------------------------------------------------
Seeks maximum income consistent           GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income.
------------------------------------------------------------------------------
Seeks a high level of current income      GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of liquidity.
------------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income rather than current income.
------------------------------------------------------------------------------
Seeks maximum total return through        GE Asset Management Incorporated
current income and capital                (subadvised by Urdang Securities
appreciation.                             Management, Inc.)
------------------------------------------------------------------------------
Seeks growth of capital and               GE Asset Management Incorporated
accumulation of income that               (subadvised by SSgA Funds
corresponds to the investment return of   Management, Inc.)
S&P's 500 Composite Stock Index.
------------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated
         (subadvised by Palisade Capital
                                          Management, L.L.C.)
------------------------------------------------------------------------------
Seeks the highest total return,           GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
------------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated

------------------------------------------------------------------------------
Seeks long-term capital growth,           Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
------------------------------------------------------------------------------
A non-diversified portfolio/4/ that seeks Janus Capital Management LLC long-term growth of capital.
------------------------------------------------------------------------------
Seeks to provide total return while       JPMorgan Investment Advisors Inc,
preserving capital.                       an indirect, wholly-owned subsidiary
                                          of JPMorgan Chase & Co.
------------------------------------------------------------------------------



                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /3/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /4/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                      Subaccount Investing In                       Investment Objective
                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Core      Seeks to maximize total return by
                      Bond Portfolio -- Class 1          investing primarily in a diversified
                                                         portfolio of intermediate- and long-
                                                         term debt securities.
                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust           Seeks to provide high total return from
                      Diversified Equity Portfolio --    a portfolio of selected equity securities.
                      Class 1
                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust           Seeks growth of capital and,
                      Diversified Mid Cap Growth         secondarily, current income by
                      Portfolio -- Class 1               investing primarily in equity securities.
                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Equity    Seeks investment results that
                      Index Portfolio -- Class 1         correspond to the aggregate price and
                                                         dividend performance of securities in
                                                         the Standard & Poor's 500 Composite
                                                         Stock Price Index (S&P 500 Index).
                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust           Seeks a high level of current income
                      Government Bond Portfolio --       with liquidity and safety of principal.
                      Class 1
                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust           Seeks to provide long-term capital
                      Intrepid Growth Portfolio --       growth.
                      Class 1
                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust           Seeks long-term capital growth by
                      Intrepid Mid Cap Portfolio --      investing primarily in equity securities
                      Class 1                            of companies with intermediate
                                                         capitalizations.
                      ------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable       Seeks capital appreciation. This
VARIABLE EQUITY TRUST Aggressive Growth                  objective may be changed without
                      Portfolio -- Class II              shareholder approval.
                      ------------------------------------------------------------------------------
                      Legg Mason Partners Variable       Seeks long-term capital growth with
                      Fundamental Value                  income as a secondary consideration.
                      Portfolio -- Class I               This objective may be changed without
                                                         shareholder approval.
                      ------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock      The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares     seek capital appreciation. The fund's
                                                         objective may be changed without
                                                         shareholder approval.
                      ------------------------------------------------------------------------------
                      MFS(R) Investors Trust Series --   The fund's investment objective is to
                      Service Class Shares               seek capital appreciation. The fund's
                                                         objective may be changed without
                                                         shareholder approval.
                      ------------------------------------------------------------------------------
                      MFS(R) Strategic Income Series --  The fund's investment objective is to
                      Service Class Shares               seek total return with an emphasis on
                                                         high current income, but also
                                                         considering capital appreciation. The
                                                         fund's objective may be changed
                                                         without shareholder approval.
                      ------------------------------------------------------------------------------
                      MFS(R) Total Return                The fund's investment objective is to
                      Series -- Service Class Shares     seek total return. The fund's objective
                                                         may be changed without shareholder
                                                         approval.
                      ------------------------------------------------------------------------------
                      MFS(R) Utilities Series -- Service The fund's investment objective is to
                      Class Shares                       seek total return. The fund's objective
                                                         may be changed without shareholder
                                                         approval.
                      ------------------------------------------------------------------------------


                                               Adviser (and Sub-Adviser(s),
           Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Seeks to maximize total return by          JPMorgan Investment Advisors Inc,
investing primarily in a diversified       an indirect, wholly-owned subsidiary
portfolio of intermediate- and long-       of JPMorgan Chase & Co.
term debt securities.
-------------------------------------------------------------------------------
Seeks to provide high total return from    JPMorgan Investment Advisors Inc,
a portfolio of selected equity securities. an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks growth of capital and,               JPMorgan Investment Advisors Inc,
secondarily, current income by             an indirect, wholly-owned subsidiary
investing primarily in equity securities.  of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks investment results that              JPMorgan Investment Advisors Inc,
correspond to the aggregate price and      an indirect, wholly-owned subsidiary
dividend performance of securities in      of JPMorgan Chase & Co.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
-------------------------------------------------------------------------------
Seeks a high level of current income       JPMorgan Investment Advisors Inc,
with liquidity and safety of principal.    an indirect, wholly-owned subsidiary
         of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide long-term capital         JPMorgan Investment Advisors Inc,
growth.                                    an indirect, wholly-owned subsidiary
         of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks long-term capital growth by          JPMorgan Investment Advisors Inc,
investing primarily in equity securities   an indirect, wholly-owned subsidiary
of companies with intermediate             of JPMorgan Chase & Co.
capitalizations.
-------------------------------------------------------------------------------
Seeks capital appreciation. This           Legg Mason Partners Fund Advisor,
objective may be changed without           LLC (subadvised by ClearBridge
shareholder approval.                      Advisors, LLC)
-------------------------------------------------------------------------------
Seeks long-term capital growth with        Legg Mason Partners Fund Advisor,
income as a secondary consideration.       LLC (subadvised by ClearBridge
This objective may be changed without      Advisors, LLC)
shareholder approval.
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return with an emphasis on      Company
high current income, but also
considering capital appreciation. The
fund's objective may be changed
without shareholder approval.
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return. The fund's objective    Company
may be changed without shareholder
approval.
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return. The fund's objective    Company
may be changed without shareholder
approval.
-------------------------------------------------------------------------------


                      Subaccount Investing In                     Investment Objective
                      ----------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Balanced Fund/        Seeks a high total investment return,
ACCOUNT FUNDS         VA -- Service Shares              which includes current income and
                                                        capital appreciation in the value of its
                                                        shares.
                      ----------------------------------------------------------------------------
                      Oppenheimer Capital               Seeks capital appreciation by investing
                      Appreciation Fund/VA -- Service   in securities of well-known established
                      Shares                            companies.
                      ----------------------------------------------------------------------------
                      Oppenheimer Global Securities     Seeks long-term capital appreciation
                      Fund/VA -- Service Shares         by investing a substantial portion of its
                                                        assets in securities of foreign issuers,
                                                        "growth-type" companies, cyclical
                                                        industries and special situations that
                                                        are considered to have appreciation
                                                        possibilities.
                      ----------------------------------------------------------------------------
                      Oppenheimer Main Street Fund/     Seeks high total return (which includes
                      VA -- Service Shares              growth in the value of its shares as
                                                        well as current income) from equity
                                                        and debt securities.
                      ----------------------------------------------------------------------------
                      Oppenheimer Main Street Small     Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      ----------------------------------------------------------------------------
                      Oppenheimer MidCap                Seeks capital appreciation by investing
                      Fund/VA -- Service Shares         in "growth type" companies.
                      ----------------------------------------------------------------------------
PIMCO VARIABLE        All Asset Portfolio -- Advisor    Seeks maximum real return consistent
INSURANCE TRUST       Class Shares                      with preservation of real capital and
                                                        prudent investment management.
                      ----------------------------------------------------------------------------
                      High Yield Portfolio --           Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                                                        Invests at least 80% of its assets in a
                                                        diversified portfolio of high yield
                                                        securities ("junk bonds") rated below
                                                        investment grade but rated at least Caa
                                                        by Moody's or CCC by S&P, or, if
                                                        unrated, determined by PIMCO to be
                                                        of comparable quality, subject to a
                                                        maximum of 5% of its total assets in
                                                        securities rated Caa by Moody's or
                                                        CCC by S&P, or, if unrated,
                                                        determined by PIMCO to be of
                                                        comparable quality.
                      ----------------------------------------------------------------------------
                      Long-Term U.S. Government         Seeks maximum total return,
                      Portfolio -- Administrative Class consistent with preservation of capital
                      Shares                            and prudent investment management.
                      ----------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      ----------------------------------------------------------------------------
                      Total Return Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term growth of capital.
FUND                  Shares

                      ----------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.
                      Class II Shares

                      ----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
----------------------------------------------------------------------------
Seeks a high total investment return,     OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in securities of well-known established
companies.
----------------------------------------------------------------------------
Seeks long-term capital appreciation      OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------
Seeks high total return (which includes   OppenheimerFunds, Inc.
growth in the value of its shares as
well as current income) from equity
and debt securities.
----------------------------------------------------------------------------
Seeks capital appreciation.               OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in "growth type" companies.
----------------------------------------------------------------------------
Seeks maximum real return consistent      Pacific Investment Management
with preservation of real capital and     Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.        Prudential Investments LLC
 (subadvised by Jennison Associates
                                          LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.        Prudential Investments LLC
         (subadvised by Jennison Associates
                                          LLC)
----------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                 Investment Objective                     as applicable)
                     ---------------------------------------------------------------------------------------------------------
                     Natural Resources Portfolio -- Seeks long-term growth of capital.      Prudential Investments LLC
                     Class II Shares                                                        (subadvised by Jennison Associates
                                                                                            LLC)
                     ---------------------------------------------------------------------------------------------------------
RYDEX VARIABLE       NASDAQ-100(R) Fund (formerly,  Seeks to provide investment results     Rydex Investments
TRUST                OTC Fund)/1/                   that correspond to a benchmark for
                                                    over-the-counter securities. The fund's
                                                    current benchmark is the NASDAQ
                                                    100 Index(TM).
                     ---------------------------------------------------------------------------------------------------------
THE UNIVERSAL        Equity and Income              Seeks both capital appreciation and     Morgan Stanley Investment
INSTITUTIONAL FUNDS, Portfolio -- Class II Shares   current income.                         Management Inc.
INC.
                     ---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE      Comstock Portfolio -- Class II Seeks capital growth and income         Van Kampen Asset Management
INVESTMENT TRUST     Shares                         through investments in equity
                                                    securities, including common stocks,
                                                    preferred stocks and securities
                                                    convertible into common and preferred
                                                    stocks.
                     ---------------------------------------------------------------------------------------------------------




                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital. Janus Capital Management LLC
                   Service Shares
                   -------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                                                                                               Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                Investment Objective                    as applicable)
                       -------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Asset Manager/SM/         Seeks to obtain high total return with  Fidelity Management & Research
INSURANCE PRODUCTS     Portfolios --                 reduced risk over the long term by      Company (FMR) (subadvised by
FUND                   Service Class 2               allocating its assets among stocks,     Fidelity Investments Money
                                                     bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                                                                             Co., Inc. (FMRC), Fidelity
                                                                                             Research & Analysis Company
                                                                                             (FRAC), Fidelity Management &
                                                                                             Research (U.K.) Inc. (FMR U.K.),
                                                                                             Fidelity International Investment
                                                                                             Advisors (FIIA), Fidelity
                                                                                             International Investment Advisors
                                                                                             (U.K.) Limited (FIIA(U.K.)L), and
                                                                                             Fidelity Investments Japan
                                                                                             Limited (FIJ))
                       -------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value   Seeks long-term capital appreciation.   Goldman Sachs Asset
INSURANCE TRUST        Fund                                                                  Management, L.P.
                       -------------------------------------------------------------------------------------------------------
JPMORGAN SERIES        JPMorgan Bond Portfolio       Seeks high total return consistent with J.P. Morgan Investment
TRUST II                                             moderate risk of capital and            Management, Inc., an indirect,
                                                     maintenance of liquidity.               wholly-owned subsidiary of
                                                                                             JPMorgan Chase & Co.
                       -------------------------------------------------------------------------------------------------------
                       JPMorgan International Equity Seeks to provide high total return from J.P. Morgan Investment
                       Portfolio                     a portfolio of equity securities of     Management, Inc., an indirect,
                                                     foreign companies. Total return         wholly-owned subsidiary of
                                                     consists of capital growth and current  JPMorgan Chase & Co.
                                                     income.
                       -------------------------------------------------------------------------------------------------------
                       JPMorgan Mid Cap Value        Seeks growth from capital appreciation. J.P. Morgan Investment
                       Portfolio                                                             Management, Inc., an indirect,
                                                                                             wholly-owned subsidiary of
                                                                                             JPMorgan Chase & Co.
                       -------------------------------------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
                Subaccount Investing In                   Investment Objective                     as applicable)
                ----------------------------------------------------------------------------------------------------------
                JPMorgan Small Company         Seeks to provide high total return from    J.P. Morgan Investment
                Portfolio                      a portfolio of small company stocks.       Management, Inc., an indirect,
                                                                                          wholly-owned subsidiary of
                                                                                          JPMorgan Chase & Co.
                ----------------------------------------------------------------------------------------------------------
                JPMorgan U.S. Large Cap Core   Seeks to provide high total return from    J.P. Morgan Investment
                Equity Portfolio               a portfolio of selected equity securities. Management, Inc., an indirect, wholly-owned subsidiary of
                                                                                          JPMorgan Chase & Co.
                ----------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE MFS(R) New Discovery           The fund's investment objective is to      Massachusetts Financial Services
INSURANCE TRUST Series -- Service Class Shares seek capital appreciation. The fund's      Company
                                               objective may be changed without
                                               shareholder approval.
                ----------------------------------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after May 1, 2007:


                                                                                         Adviser (and Sub-Adviser(s),
                      Subaccount Investing In              Investment Objective                 as applicable)
                      -----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable Seeks total return (a combination of  Legg Mason Partners Fund
VARIABLE EQUITY TRUST Capital and Income           income and long-term capital          Advisor, LLC (subadvised by
                      Portfolio -- Class II        appreciation). This objective may be  ClearBridge Advisors, LLC, changed without shareholder approval. Western Asset Management
                                                                                         Company Limited and Western
                                                                                         Asset Management Company)
                      -----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE       Strategic Growth             Seeks capital appreciation.           Van Kampen Asset Management
INVESTMENT TRUST      Portfolio -- Class II Shares
                      -----------------------------------------------------------------------------------------------



The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after May 1, 2008:



                                                                                       Adviser (and Sub-Adviser(s),
                   Subaccount Investing In               Investment Objective                 as applicable)
                   ------------------------------------------------------------------------------------------------
XTF ADVISORS TRUST ETF 60 Portfolio -- Class II Seeks appreciation and preservation of   CLS Investment Firm, LLC
                   Shares                       capital with current income.
                   ------------------------------------------------------------------------------------------------




Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include, but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2007 ranged from 0.10% to 0.25%. The Portfolios that pay a service fee to us are:

   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II

As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2007 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, DWS Variable Series II, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust and XTF Advisors Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.


Information about the Franklin Templeton VIP Founding Funds Allocation
Fund. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.


Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Asset Management, Inc. (doing business as Genworth Financial Wealth Management, Inc.) ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that have not purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. On a periodic basis (generally annually), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E. In addition to these allocations, GFWM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each of these Asset Allocation Models.

Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GFWM considers various factors in selecting the Portfolios for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.



Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation

Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options.

If you purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 and elect to participate in the Asset Allocation program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D, or E for your allocations. We will not make this decision, nor will GFWM. The following paragraph provides some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. You should review this information carefully before selecting or changing a Model.



                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            Build Your Own
                                        Asset Allocation Model
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed to, generally, allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to a 80%
equities/20% fixed income. These ranges generally fall within the Investor Profile and Investor
Objective for Asset Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the
Investor Profile and Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS



                                                                Portfolios                                   Model A Model B
-----------------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares        2%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Equity-Income Portfolio -- Service Class 2                                   1%      3%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Blend                The Prudential Series Fund --
                               Jennison 20/20 Focus Portfolio -- Class II Shares                                1%      3%
                               ----------------------------------------------------------------------------------------------
                               GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth               Janus Aspen Series -- Forty Portfolio -- Service Shares                          1%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Contrafund(R) Portfolio -- Service Class 2                                   2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                  GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares              1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                 Fidelity(R) Variable Insurance Products Fund --
                               VIP Mid Cap Portfolio -- Service Class 2                                         1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                 Oppenheimer Variable Account Funds --
                               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      1%      2%
-----------------------------------------------------------------------------------------------------------------------------
International Value            AllianceBernstein Variable Products Series Fund, Inc. --
                               AllianceBernstein International Value Portfolio -- Class B                       5%     10%
-----------------------------------------------------------------------------------------------------------------------------
International Growth           Columbia Funds Variable Insurance Trust I --
                               Columbia Marsico International Opportunities Fund, Variable Series -- Class B    2%      4%
                               ----------------------------------------------------------------------------------------------
                               AIM Variable Insurance Funds --
                               AIM V.I. International Growth Fund -- Series II shares                           2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Specialty -- Natural Resources The Prudential Series Fund -- Natural Resources Portfolio -- Class II Shares     0%      0%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                           20%     40%
-----------------------------------------------------------------------------------------------------------------------------
Fixed Income
-----------------------------------------------------------------------------------------------------------------------------
Short Term Bonds               PIMCO Variable Insurance Trust --
                               Low Duration Portfolio -- Administrative Class Shares                           48%     36%
-----------------------------------------------------------------------------------------------------------------------------
Long Term Government Bonds     PIMCO Variable Insurance Trust --
                               Long-Term U.S. Government Portfolio -- Administrative Class Shares               8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds        PIMCO Variable Insurance Trust --
                               Total Return Portfolio -- Administrative Class Shares                            8%      6%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Investment Grade Bond Portfolio -- Service Class 2                           8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income      Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       8%      6%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                       80%     60%
-----------------------------------------------------------------------------------------------------------------------------


                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares        5%      6%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Equity-Income Portfolio -- Service Class 2                                   4%      6%      7%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund --
Jennison 20/20 Focus Portfolio -- Class II Shares                                4%      5%      6%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              3%      5%      6%
-----------------------------------------------------------------------------------------------------
Janus Aspen Series -- Forty Portfolio -- Service Shares                          5%      7%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Contrafund(R) Portfolio -- Service Class 2                                   5%      7%      9%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares              2%      2%      3%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Mid Cap Portfolio -- Service Class 2                                         2%      2%      3%
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      3%      4%      5%
-----------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. --
AllianceBernstein International Value Portfolio -- Class B                      14%     18%     23%
-----------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I --
Columbia Marsico International Opportunities Fund, Variable Series -- Class B    6%      8%     10%
-----------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds --
AIM V.I. International Growth Fund -- Series II shares                           6%      8%     10%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund -- Natural Resources Portfolio -- Class II Shares     1%      2%      2%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Low Duration Portfolio -- Administrative Class Shares                           24%     12%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Long-Term U.S. Government Portfolio -- Administrative Class Shares               4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Total Return Portfolio -- Administrative Class Shares                            4%      2%      0%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Investment Grade Bond Portfolio -- Service Class 2                           4%      2%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       4%      2%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS



                                                         Portfolios                               Model A Model B Model C Model D
----------------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value             Franklin Templeton Variable Insurance Products Trust --
                            Mutual Shares Securities Fund -- Class 2 Shares                          2%      3%      5%      6%
                            ------------------------------------------------------------------------------------------------------
                            Fidelity(R) Variable Insurance Products Fund --
                            VIP Equity-Income Portfolio -- Service Class 2                           1%      3%      4%      6%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend             JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1         1%      3%      4%      5%
                            ------------------------------------------------------------------------------------------------------
                            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Equity Index Portfolio -- Class 1               1%      2%      3%      5%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth            Fidelity(R) Variable Insurance Products Fund --
                            VIP Contrafund Portfolio -- Service Class 2                              1%      3%      5%      7%
                            ------------------------------------------------------------------------------------------------------
                            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1            2%      4%      5%      7%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1    2%      2%      4%      4%
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Core              Oppenheimer Variable Account Funds --
                            Oppenheimer Main Street Small Cap Fund/VA -- Service Shares              1%      2%      3%      4%
----------------------------------------------------------------------------------------------------------------------------------
International Value         Franklin Templeton Variable Insurance Products Trust --
                            Templeton Foreign Securities Fund -- Class 2 Shares                      5%      9%     14%     18%
----------------------------------------------------------------------------------------------------------------------------------
International Growth        American Century Variable Portfolios, Inc. --
                            VP International Fund -- Class I                                         4%      8%     12%     16%
----------------------------------------------------------------------------------------------------------------------------------
Specialty -- Real Estate    AIM Variable Insurance Funds --
                            AIM V.I. Global Real Estate Fund -- Series II shares                     0%      1%      1%      2%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                20%     40%     60%     80%
----------------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------------
Short Term Bonds            PIMCO Variable Insurance Trust --
                            Low Duration Portfolio -- Administrative Class Shares                   44%     33%     22%     11%
----------------------------------------------------------------------------------------------------------------------------------
Government Bonds            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Government Bond Portfolio -- Class 1           14%     10%      7%      3%
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds     JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                 14%     11%      7%      4%
----------------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income   Eaton Vance Variable Trust -- VT Floating-Rate Income Fund               8%      6%      4%      2%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                            80%     60%     40%     20%
----------------------------------------------------------------------------------------------------------------------------------


                             Portfolios                               Model E
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust --
Mutual Shares Securities Fund -- Class 2 Shares                          8%
-----------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Equity-Income Portfolio -- Service Class 2                           7%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1         6%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1               6%
-----------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Contrafund Portfolio -- Service Class 2                              8%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1            9%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1    6%
-----------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares              5%
-----------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust --
Templeton Foreign Securities Fund -- Class 2 Shares                     23%
-----------------------------------------------------------------------------
American Century Variable Portfolios, Inc. --
VP International Fund -- Class I                                        20%
-----------------------------------------------------------------------------
AIM Variable Insurance Funds --
AIM V.I. Global Real Estate Fund -- Series II shares                     2%
-----------------------------------------------------------------------------

                                                                       100%
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Low Duration Portfolio -- Administrative Class Shares                    0%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Government Bond Portfolio -- Class 1            0%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  0%
-----------------------------------------------------------------------------
Eaton Vance Variable Trust -- VT Floating-Rate Income Fund               0%
-----------------------------------------------------------------------------

                                                                         0%
-----------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL



Core Asset Class                                                                                         Fixed Income Asset
(20% to 80%)                                                    Specialty Asset Class (0% to 20%)        Class (20% to 60%)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund -- Series I shares                 AIM V.I. Capital Appreciation Fund --    Fidelity VIP Investment
AIM V.I. International Growth Fund -- Series II shares        Series I shares                          Grade Bond Portfolio
AllianceBernstein Balanced Wealth Strategy Portfolio --      AllianceBernstein Global Technology       -- Service Class 2
 Class B                                                      Portfolio -- Class B                    GE Investments Funds
AllianceBernstein Growth and Income Portfolio -- Class B     AllianceBernstein International Value     Income Fund -- Class 1
BlackRock Basic Value V.I. Fund -- Class III Shares           Portfolio -- Class B                     Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares    AllianceBernstein Small Cap Growth       PIMCO VIT Long-Term U.S.
Columbia Marsico Growth Fund, Variable Series -- Class A      Portfolio -- Class B                     Government Portfolio --
Fidelity VIP Balanced Portfolio -- Service Class 2           American Century VP Inflation             Administrative Class
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2       Protection Fund -- Class II              Shares
Fidelity VIP Equity-Income Portfolio -- Service Class 2      BlackRock Value Opportunities V.I. Fund  PIMCO VIT Low Duration
Fidelity VIP Growth & Income Portfolio -- Service Class 2     -- Class III Shares                      Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund --     Columbia Marsico International            -- Administrative Class
 Class 2 Shares                                               Opportunities Fund, Variable Series --   Shares
Franklin Templeton VIP Franklin Income Securities Fund --     Class B                                 PIMCO VIT Total Return
 Class 2 Shares                                              Eaton Vance VT Floating-Rate Income Fund  Portfolio
Franklin Templeton VIP Mutual Shares Securities Fund --      Evergreen VA Omega Fund -- Class 2        -- Administrative Class
 Class 2 Shares                                              Federated High Income Bond Fund II --     Shares
Franklin Templeton VIP Templeton Growth Securities Fund --    Service Shares
 Class 2 Shares                                              Federated Kaufmann Fund II -- Service
GE Investments Funds Core Value Equity Fund --                Shares
 Class 1 Shares                                              Fidelity VIP Dynamic Capital
GE Investments Funds Mid-Cap Equity Fund -- Class 1 Shares    Appreciation Portfolio -- Service
GE Investments Funds S&P 500(R) Index Fund                    Class 2
GE Investments Funds Total Return Fund -- Class 3 Shares     Fidelity VIP Growth Portfolio --
GE Investments Funds U.S. Equity Fund -- Class 1 Shares       Service Class 2
Janus Aspen Balanced Portfolio -- Service Shares             Fidelity VIP Mid Cap Portfolio --
MFS(R) Total Return Series -- Service Class Shares            Service Class 2
Oppenheimer Balanced Fund/VA -- Service Shares               Fidelity VIP Value Strategies Portfolio
Oppenheimer Capital Appreciation Fund/VA -- Service Shares    -- Service Class 2
Oppenheimer Global Securities Fund/VA -- Service Shares      GE Investments Funds Real Estate
Oppenheimer Main Street Fund/VA -- Service Shares             Securities Fund -- Class 1 Shares
Universal Institutional Funds Equity and Income Portfolio -- GE Investments Funds Small-Cap Equity
 Class II Shares                                              Fund -- Class 1 Shares
Van Kampen LIT Comstock Portfolio -- Class II Shares         Janus Aspen Forty Portfolio -- Service
                                                              Shares
                                                             Legg Mason Partners Variable Aggressive
                                                              Growth Portfolio -- Class II
                                                             MFS(R) Utilities Series -- Service
                                                              Class Shares
                                                             Oppenheimer Main Street Small Cap
                                                              Fund/VA -- Service Shares
                                                             PIMCO VIT All Asset Portfolio --
                                                              Advisor Class Shares
                                                             PIMCO VIT High Yield Portfolio
                                                              -- Administrative Class Shares
                                                             Prudential Jennison Portfolio -- Class
                                                              II Shares
                                                             Prudential Jennison 20/20 Focus
                                                              Portfolio -- Class II Shares
                                                             Prudential Natural Resources Portfolio
                                                              -- Class II Shares

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL



Core Asset Class                                                                                          Fixed Income Asset
(20% to 80%)                                                     Specialty Asset Class (0% to 20%)        Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund -- Series I shares             AIM V.I. Capital Appreciation Fund --    JPMorgan Insurance Trust
AllianceBernstein Balanced Wealth Strategy Portfolio --        Series I shares                          Core Bond Portfolio --
 Class B                                                      AIM V.I. Global Real Estate Fund --       Class 1
American Century VP Income & Growth Fund -- Class I            Series II shares                        JPMorgan Insurance Trust
American Century VP Value Fund -- Class I                     AllianceBernstein Global Technology       Government Bond
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial  Portfolio -- Class B                     Portfolio -- Class 1
 Shares                                                       American Century VP Inflation            PIMCO VIT Low Duration
DWS Dreman High Return Equity VIP -- Class B Shares            Protection Fund -- Class II              Portfolio --
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2       American Century VP International Fund    Administrative Class
Fidelity VIP Equity-Income Portfolio -- Service Class 2        -- Class I                               Shares
Franklin Templeton VIP Founding Funds Allocation Fund --      American Century VP Ultra(R) Fund --
 Class 2 Shares                                                Class I
Franklin Templeton VIP Franklin Income Securities Fund --     Dreyfus Investment Portfolios -- MidCap
 Class 2 Shares                                                Stock Portfolio -- Initial Shares
Franklin Templeton VIP Large Cap Growth Securities Fund --    DWS Dreman Small Mid Cap Value VIP --
 Class 2 Shares                                                Class B Shares
Franklin Templeton VIP Mutual Shares Securities Fund --       DWS Technology VIP -- Class B Shares
 Class 2 Shares                                               Eaton Vance VT Floating-Rate Income Fund
Franklin Templeton VIP Templeton Foreign Securities Fund --   Fidelity VIP Mid Cap Portfolio --
 Class 2 Shares                                                Service Class 2
Franklin Templeton VIP Templeton Global Asset Allocation      JPMorgan Insurance Trust Diversified
 Fund -- Class 2 Shares                                        Mid Cap Portfolio -- Class 1
Franklin Templeton VIP Templeton Growth Securities Fund --    JPMorgan Insurance Trust Intrepid Mid
 Class 2 Shares                                                Cap Portfolio -- Class 1
GE Investments Funds Total Return Fund -- Class 3 Shares      MFS(R) Strategic Income Series --
JPMorgan Insurance Trust Balanced Portfolio -- Class 1         Service Class Shares
JPMorgan Insurance Trust Diversified Equity Portfolio --      Oppenheimer Main Street Small Cap
 Class 1                                                       Fund/VA -- Service Shares
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1    PIMCO VIT High Yield Portfolio --
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1  Administrative Class Shares
MFS(R) Total Return Series -- Service Class Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.


Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available for contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Payment Optimizer Plus for as long as the rider is in effect.


Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by the rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the charges for the Enhanced Payment Benefit Option or any of the other optional riders, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

   Number of      Surrender Charge
   Completed     as a Percentage of
 Years Since We  the Surrendered or
  Received the       Withdrawn
Purchase Payment  Purchase Payment
-----------------------------------
       0                 8%
       1                 8%
       2                 7%
       3                 7%
       4                 6%
       5                 5%
       6                 4%
       7                 2%
   8 or more             0%
-----------------------------------

The surrender charge, if you do not elect the Enhanced Payment Benefit Option, is as follows:

                  Surrender Charge
   Number of     as a Percentage of
   Completed      the Surrendered
 Years Since We          or
  Received the       Withdrawn
Purchase Payment  Purchase Payment
-----------------------------------
       0                 6%
       1                 6%
       2                 6%
       3                 6%
       4                 5%
       5                 4%
   6 or more             0%
-----------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.


In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.


Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments pursuant to the terms of either of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

Charges for the Living Benefit Rider Options


Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:




Lifetime Income Plus 2008 without the Principal Protection Death Benefit
           Single Annuitant Contract     0.75% of benefit base
           -------------------------------------------------------------
           Joint Annuitant Contract      0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
           Single Annuitant Contract     0.75% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
------------------------------------------------------------------------
           Joint Annuitant Contract      0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
           Single Annuitant Contract     0.75% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
           -------------------------------------------------------------
           Joint Annuitant Contract      0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
------------------------------------------------------------------------



The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.


Lifetime Income Plus 2007


Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.


We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.



Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

We assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

Payment Optimizer Plus may not be available in all markets. We reserve the right to discontinue offering Payment Optimizer Plus at any time and for any reason.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

We charge you for expenses related to Principal Protection Advantage, if you elected this option at the time of application. This charge is deducted from the Separate Account, computed daily, currently equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any differences in your contract.

Purchase of the Contract


If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.


If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.


There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.


To apply for a contract, you must be of legal age in the State of New York and if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.



This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.


We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008) at the time of application, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. If you elected Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment Plan if you elected the rider at the time of application and you elect to take income payments under the rider.


Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, except for an assignment of the benefits provided under Principal Protection Advantage, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

You may assign the benefits provided by either of the Payment Protection Rider Options. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of either of the Payment Protection Rider Options.

If you elect either of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, our Service Center must approve any assignment, unless such assignment was made pursuant to a court order.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the

Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments


You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.


The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments


We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime
Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See the "Surrender and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of the prospectus. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.


Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

Enhanced Payment Benefit Option

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.


  . Enhanced payments are not considered "purchase payments" for purposes of the contract. In addition, please note that any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008 or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment or any related earnings in the Withdrawal Base or benefit base.


  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.


In addition, please note that any applicable enhanced payment benefit will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008 or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base or benefit base.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.


The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges from assets in the Subaccount. The charges for Lifetime Income Plus 2008 and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.


The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date


All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy.


We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on of after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among
the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on
Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

Transfers by
Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.


Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.


Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund, the Dreyfus Variable Investment Fund --Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone, or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider

Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008 or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.


Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.


Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008 or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.


Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . You elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . You reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.


If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy.


A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus.

If you elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Rider Option" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit for Life Rider Options


We currently offer Lifetime Income Plus 2008 under this prospectus. Lifetime Income Plus and Lifetime Income Plus 2007 are no longer available for contracts issued on or after May 1, 2007 and December 10, 2007, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract. These rider options are discussed in separate sections below.

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income

Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Effective May 1, 2008, shares of the XTF Advisors Trust -- ETF 60 Portfolio are no longer available under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. You must allocate all assets to the prescribed Investment Strategy.

Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you will pay higher rider charges to the extent that the purchase payments increase the Contract Value and, in turn, increase the benefit base and/or the value of the Principal Protection Death Benefit, upon which such charges are imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus 2008, because it is less likely that your Contract Value will be less than the Withdrawal Base or Roll-Up Value. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base, Principal Protection Death Benefit or Roll-Up Value when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments or enhanced payment benefits;
(ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.



You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.



If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------



The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.



Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

You may assign the benefits provided under this rider. The Annuitants will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;



   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54            97,205             --        94,418        100,000     112,360       112,360      100,000
    55            94,418             --        91,637        100,000     119,102       119,102      100,000
    56            91,637             --        88,857        100,000     126,248       126,248      100,000
    57            88,857             --        86,076        100,000     133,823       133,823      100,000
    58            86,076             --        83,291        100,000     141,852       141,852      100,000
    59            83,291             --        80,497        100,000     150,363       150,363      100,000
    60            80,497             --        77,692        100,000     159,385       159,385      100,000
    61            77,692             --        74,871        100,000     168,948       168,948      100,000
    62            74,871             --        72,030        100,000     179,085       179,085      100,000
    63            72,030             --        69,166        100,000     189,830       189,830      100,000
    64            69,166             --        66,274        100,000     201,220       201,220      100,000
    65            66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66            51,617         11,731        37,224        100,000     213,293       213,293       61,956
    67            37,224         11,731        23,119        100,000     213,293       213,293       41,101
    68            23,119         11,731         9,296        100,000     213,293       213,293       18,170
    69             9,296         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;



   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54            97,055             --        94,121        100,000     112,360       112,360      100,000
    55            94,121             --        91,196        100,000     119,102       119,102      100,000
    56            91,196             --        88,275        100,000     126,248       126,248      100,000
    57            88,275             --        85,356        100,000     133,823       133,823      100,000
    58            85,356             --        82,435        100,000     141,852       141,852      100,000
    59            82,435             --        79,508        100,000     150,363       150,363      100,000
    60            79,508             --        76,573        100,000     159,385       159,385      100,000
    61            76,573             --        73,624        100,000     168,948       168,948      100,000
    62            73,624             --        70,658        100,000     179,085       179,085      100,000
    63            70,658             --        67,672        100,000     189,830       189,830      100,000
    64            67,672             --        64,659        100,000     201,220       201,220      100,000
    65            64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66            49,903         11,731        35,429        100,000     213,293       213,293       76,538
    67            35,429         11,731        21,262        100,000     213,293       213,293       64,807
    68            21,262         11,731         7,397        100,000     213,293       213,293       53,076
    69             7,397         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;



   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74            97,205             --        94,418        100,000     112,360       112,360      100,000
    75            94,418             --        91,637        100,000     119,102       119,102      100,000
    76            91,637             --        88,857        100,000     126,248       126,248      100,000
    77            88,857             --        86,076        100,000     133,823       133,823      100,000
    78            86,076             --        83,291        100,000     141,852       141,852      100,000
    79            83,291             --        80,497        100,000     150,363       150,363      100,000
    80            80,497             --        77,692        100,000     159,385       159,385      100,000
    81            77,692             --        74,871        100,000     168,948       168,948      100,000
    82            74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83            59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84            44,426         12,536        29,628        100,000     179,085       179,085       45,266
    85            29,628         12,536        15,126        100,000     179,085       179,085       24,752
    86            15,126         12,536           915        100,000     179,085       179,085        1,683
    87               915         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;



   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74            96,805             --        93,626        100,000     112,360       112,360      100,000
    75            93,626             --        90,460        100,000     119,102       119,102      100,000
    76            90,460             --        87,304        100,000     126,248       126,248      100,000
    77            87,304             --        84,155        100,000     133,823       133,823      100,000
    78            84,155             --        81,008        100,000     141,852       141,852      100,000
    79            81,008             --        77,860        100,000     150,363       150,363      100,000
    80            77,860             --        74,707        100,000     159,385       159,385      100,000
    81            74,707             --        71,546        100,000     168,948       168,948      100,000
    82            71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83            55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84            40,590         12,536        25,619        100,000     179,085       179,085       62,392
    85            25,619         12,536        10,998        100,000     179,085       179,085       49,856
    86            10,998         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;



   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67           101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68           102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69           104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70           106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71           108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72           109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73           111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74           113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75           115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76           117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77           119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78           122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79           124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80           126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81           128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82           130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83           133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84           135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85           137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86           140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87           142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88           145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89           147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90           150,244         8,263         152,873       150,244     106,000       150,244      152,873
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;



   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67           101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68           102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69           103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70           105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71           107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72           108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73           110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74           112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75           114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76           115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77           117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78           119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79           121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80           123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81           125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82           127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83           129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84           131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85           133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86           135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87           138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88           140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89           142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90           144,702         7,959         147,005       144,702     106,000       144,702      147,005
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007


Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.


Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and


  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;


then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.


For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders" provision below.


Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, and the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base, Rider Death Benefit or Roll-Up Value, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is assessed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus 2007, because it is less likely that your Contract Value will be less than the Withdrawal Base or Roll-Up Value. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base, Rider Death Benefit or Roll-Up Value when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.


Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit


Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.


On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.


If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.


Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.


If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.


Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.


If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a),
(b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.


Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective


Lifetime Income Plus 2007 must be elected at application. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.


At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.


                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63          $100,000            --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813        $8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,088        100,000     140,000      58,000
    75            38,088         8,400         28,897        100,000     140,000      49,600
    76            28,897         8,400         19,889        100,000     140,000      41,200
    77            19,889         8,400         11,061        100,000     140,000      32,800
    78            11,061         8,400          2,410        100,000     140,000      24,400
    79             2,410         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.


                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000            --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237        $8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus provides for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract, even if your Contract Value reduces to zero.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions.

If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and


  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;


then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.


For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders" provision below.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:


   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.


Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.


Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the withdrawal base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.


You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.


We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Notification. Transfer requests must be submitted in a form acceptable to us and must be submitted in accordance with the terms of the contract. If your transfer request is received in good order, we will process your transfer request as of the Valuation Day your transfer request is received. If your benefit is not already currently reduced, your transfer request is in good order, and you have not taken a withdrawal subsequent to this transfer request, but such transfer causes your Contract Value to not be allocated in accordance with the Investment Strategy, you will have one opportunity, within five business days from the date the confirmation statement is sent to you, to make another transfer request to the prescribed Investment Strategy without a reduction to your benefit. Such a transfer request will be considered a transfer for purposes of counting the number of transfers allowed in a calendar year. Your Withdrawal Base will not be affected in such circumstances.

This benefit is not available to you if your benefit is: (i) currently reduced due to not allocating assets according to the prescribed Investment Strategy;
(ii) you have already exercised this benefit; or (iii) you request a transfer after five business days from the date the confirmation statement is sent to you.

Exercise of this benefit does not preclude you from exercising the restoration or reset provision.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:


                      Restore Provision                                                Reset Provision
-------------------------------------------------------------------------------------------------------------------------------
You may restore on a contract anniversary once during the life You may reset on a contract anniversary periodically after your
of this rider.                                                 Benefit Date.
-------------------------------------------------------------------------------------------------------------------------------
You must allocate all assets to the prescribed Investment      You must allocate all assets to the prescribed Investment
Strategy in effect as of the last Benefit Date prior to the    Strategy available as of the date of the reset.
reduction in benefits.
-------------------------------------------------------------------------------------------------------------------------------
Your rider charge assessed will remain the same as the charge  Your rider charge may increase, not to exceed an annualized
that was in effect as of your last Benefit Date prior to the   rate of 2.00% of assets in the Separate Account, calculated on a
reduction in benefits.                                         daily basis.
-------------------------------------------------------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser of the current         Your Withdrawal Base will be reset to equal your Contract
Contract Value and your prior Withdrawal Base.                 Value as of the date you reset your benefit.
-------------------------------------------------------------------------------------------------------------------------------
The Withdrawal Factor will be restored to 100% of the original The Withdrawal Factor will be reset to 100% of the original age
age Withdrawal Factor.                                         Withdrawal Factor.
-------------------------------------------------------------------------------------------------------------------------------
The Rider Death Benefit will be the lesser of Contract Value   The Rider Death Benefit will be the lesser of Contract Value
and total purchase payments less Gross Withdrawals.            and total purchase payments less Gross Withdrawals.
-------------------------------------------------------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.


If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value becomes zero, your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency, to no less than annually, so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective


Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.


At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples


The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.


This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;


   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.


                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $92,500       $100,000     $94,500
66        92,500         5,500         85,150        100,000      89,000
67        85,150         5,500         77,947        100,000      83,500
68        77,947         5,500         70,888        100,000      78,000
69        70,888         5,500         63,970        100,000      72,500
70        63,970         5,500         57,191        100,000      67,000
71        57,191         5,500         50,547        100,000      61,500
72        50,547         5,500         44,036        100,000      56,000
73        44,036         5,500         37,625        100,000      50,500
74        37,625         5,500         31,343        100,000      45,000
75        31,343         5,500         25,186        100,000      39,500
76        25,186         5,500         19,152        100,000      34,000
77        19,152         5,500         13,239        100,000      28,500
78        13,239         5,500          7,444        100,000      23,000
79         7,444         5,500          1,766        100,000      17,500
80         1,766         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.


                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $104,000        $5,500        $96,420       $100,000     $94,500
66        96,420         5,500         88,992        100,000      89,000
67        88,992         5,500         81,712        100,000      83,500
68        81,712         5,500         74,578        100,000      78,000
69        74,578         5,500         67,586        100,000      72,500
70        67,586         5,500         60,734        100,000      67,000
71        60,734         5,500         54,020        100,000      61,500
72        54,020         5,500         47,439        100,000      56,000
73        47,439         5,500         40,990        100,000      50,500
74        40,990         5,500         34,641        100,000      45,000
75        34,641         5,500         28,418        100,000      39,500
76        28,418         5,500         22,319        100,000      34,000
77        22,319         5,500         16,343        100,000      28,500
78        16,343         5,500         10,486        100,000      23,000
79        10,486         5,500          4,746        100,000      17,500
80         4,746         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $102,500      $100,000     $94,500
66       102,500         5,638         105,063       102,500      88,863
67       105,063         5,778         107,689       105,063      83,084
68       107,689         5,923         110,381       107,689      77,161
69       110,381         6,071         113,141       110,381      71,090
70       113,141         6,223         115,969       113,141      64,867
71       115,969         6,378         118,869       115,969      58,489
72       118,869         6,538         121,840       118,869      51,951
73       121,840         6,701         124,886       121,840      45,250
74       124,886         6,869         128,008       124,886      38,381
75       128,008         7,040         131,209       128,008      31,341
76       131,209         7,216         134,489       131,209      24,124
77       134,489         7,397         137,851       134,489      16,728
78       137,851         7,582         141,297       137,851       9,146
79       141,297         7,771         144,830       141,297       1,374
80       144,830         7,966         148,451       144,830           0
81       148,451         8,165         152,162       148,451           0
82       152,162         8,369         155,966       152,162           0
83       155,966         8,578         159,865       155,966           0
84       159,865         8,793         163,862       159,865           0
85       163,862         9,012         167,958       163,862           0
86       167,958         9,238         172,157       167,958           0
87       172,157         9,469         176,461       172,157           0
88       176,461         9,705         180,873       176,461           0
89       180,873         9,948         185,394       180,873           0
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $104,000        $ 5,500       $106,820      $100,000     $94,500
66       106,820          5,875        109,491       106,820      88,625
67       109,491          6,022        112,228       109,491      82,603
68       112,228          6,173        115,033       112,228      76,430
69       115,033          6,327        117,909       115,033      70,104
70       117,909          6,485        120,857       117,909      63,619
71       120,857          6,647        123,878       120,857      56,971
72       123,878          6,813        126,975       123,878      50,158
73       126,975          6,984        130,150       126,975      43,174
74       130,150          7,158        133,404       130,150      36,016
75       133,404          7,337        136,739       133,404      28,679
76       136,739          7,521        140,157       136,739      21,158
77       140,157          7,709        143,661       140,157      13,450
78       143,661          7,901        147,253       143,661       5,548
79       147,253          8,099        150,934       147,253           0
80       150,934          8,301        154,707       150,934           0
81       154,707          8,509        158,575       154,707           0
82       158,575          8,722        162,539       158,575           0
83       162,539          8,940        166,603       162,539           0
84       166,603          9,163        170,768       166,603           0
85       170,768          9,392        175,037       170,768           0
86       175,037          9,627        179,413       175,037           0
87       179,413          9,868        183,898       179,413           0
88       183,898         10,114        188,496       183,898           0
89       188,496         10,367        193,208       188,496           0
--------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

    Contract
     Value -  Withdrawals  Contract     Withdrawal   Withdrawal  Rider Death
    Beginning   Taken -     Value -   Limit - Before   Base -     Benefit -
Age  of Year  End of Year End of Year   Withdrawal   End of Year End of Year
----------------------------------------------------------------------------
65  $100,000    $7,000     $101,000       $5,500      $ 93,000     $93,000
66   101,000     7,000      102,080        5,555        94,000      86,000
67   102,080     7,000      103,246        5,614        95,080      79,000
68   103,246     7,000      104,506        5,679        96,246      72,000
69   104,506     7,000      105,867        5,748        97,506      65,000
70   105,867     7,000      107,336        5,823        98,867      58,000
71   107,336     7,000      108,923        5,903       100,336      51,000
72   108,923     7,000      110,637        5,991       101,923      44,000
73   110,637     7,000      112,488        6,085       103,637      37,000
74   112,488     7,000      114,487        6,187       105,488      30,000
75   114,487     7,000      116,645        6,297       107,487      23,000
76   116,645     7,000      118,977        6,416       109,645      16,000
77   118,977     7,000      121,495        6,544       111,977       9,000
78   121,495     7,000      124,215        6,682       114,495       2,000
79   124,215     7,000      127,152        6,832       117,215           0
80   127,152     7,000      130,324        6,993       120,152           0
81   130,324     7,000      133,750        7,168       123,324           0
82   133,750     7,000      137,450        7,356       126,750           0
83   137,450     7,000      141,446        7,560       130,450           0
84   141,446     7,000      145,762        7,780       134,446           0
85   145,762     7,000      150,423        8,017       138,762           0
86   150,423     7,000      155,457        8,273       143,423           0
87   155,457     7,000      160,893        8,550       148,457           0
88   160,893     7,000      166,765        8,849       153,893           0
89   166,765     7,000      173,106        9,172       159,765           0
----------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

    Contract
     Value -  Withdrawals  Contract     Withdrawal   Withdrawal  Rider Death
    Beginning   Taken -     Value -   Limit - Before   Base -     Benefit -
Age  of Year  End of Year End of Year   Withdrawal   End of Year End of Year
----------------------------------------------------------------------------
65  $104,000    $7,000     $105,320      $ 5,500      $ 93,000     $93,000
66   105,320     7,000      106,746        5,793        98,320      86,000
67   106,746     7,000      108,285        5,871        99,746      79,000
68   108,285     7,000      109,948        5,956       101,285      72,000
69   109,948     7,000      111,744        6,047       102,948      65,000
70   111,744     7,000      113,683        6,146       104,744      58,000
71   113,683     7,000      115,778        6,253       106,683      51,000
72   115,778     7,000      118,040        6,368       108,778      44,000
73   118,040     7,000      120,484        6,492       111,040      37,000
74   120,484     7,000      123,122        6,627       113,484      30,000
75   123,122     7,000      125,972        6,772       116,122      23,000
76   125,972     7,000      129,050        6,928       118,972      16,000
77   129,050     7,000      132,374        7,098       122,050       9,000
78   132,374     7,000      135,964        7,281       125,374       2,000
79   135,964     7,000      139,841        7,478       128,964           0
80   139,841     7,000      144,028        7,691       132,841           0
81   144,028     7,000      148,550        7,922       137,028           0
82   148,550     7,000      153,434        8,170       141,550           0
83   153,434     7,000      158,709        8,439       146,434           0
84   158,709     7,000      164,406        8,729       151,709           0
85   164,406     7,000      170,558        9,042       157,406           0
86   170,558     7,000      177,203        9,381       163,558           0
87   177,203     7,000      184,379        9,746       170,203           0
88   184,379     7,000      192,129       10,141       177,379           0
89   192,129     7,000      200,500       10,567       185,129           0
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Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life
Riders


In order to receive the full benefit provided by Lifetime Income Plus or Lifetime Income Plus 2007, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus.


Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contact owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contact Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Date after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction of your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;


       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;


       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;


       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Fund -- Service Class Shares;


       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.


Effective May 1, 2008, shares of the XTF Advisors Trust -- ETF 60 Portfolio are no longer available under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.


DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, Federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules" provision, a distribution is required at the first death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment options, due proof of death and any required forms at our Service Center.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Service Center of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Annual Step-Up Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces your Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider Option adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider Option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

Termination of Death Benefit Rider Option When Contract Assigned or Sold

The Annual Step-Up Death Benefit Rider Option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or joint Annuitant if the owner or joint owner is a non-natural entity;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Payment choices. The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan (1) or (2) as described in the Optional Payment Plans section. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan
       (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

   (4) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.


The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.


If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, we will pay the proceeds over a period of five years following the date of death.


Spendthrift Provision. An owner may, by providing written notice to our Service Center in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Service Center in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.


Distribution Rules

When Death Occurs Before the Annuity Commencement Date

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death in accordance with payment choice (1) or (2), unless payment choice (3) is timely elected. If payment choice (3) is elected, payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

INCOME PAYMENTS


The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Principal Protection Advantage" provision in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments up to the time income payments begin, to any date at least 13 months after your Contract Date and within one year of the last Annuity Commencement Date. The new Annuity Commencement Date cannot be a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Service Center prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008 applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; or (ii) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with 10 Years Period Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.


We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. If you elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract unless you have fully annuitized under either of the Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years.

   The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.


   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008 has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.


If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


If your contract is a Qualified Contract, Optional Payment Plans 2, 3, and 4 may not satisfy minimum required distribution rules. Consult a tax adviser before electing one of these options.


Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity

Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Payment Protection Rider Options


We discuss two Payment Protection Rider Options in this prospectus: Principal Protection Advantage and Payment Optimizer Plus. These Payment Protection Rider Options are discussed in separate sections below. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. There is an extra charge for each of the Payment Protection Rider Options.


Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. These and other features of the rider are more fully discussed below.

This rider may not be available in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts", "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.


Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Service Center at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;


       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;


       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --  Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;


       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.


Effective May 1, 2008, shares of the XTF Advisors Trust -- ETF 60 Portfolio are no longer available under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds,
Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.


If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.


On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.


We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Service Center at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;


   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and


   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the

Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                   Level   Guaranteed Change in  Adjustment            Net
         Annual   Income    Payment   Adjustment  Account             Annual
 Annuity Income   Amount     Floor     Account    Balance   Monthly Investment
  Year   Amount  (Monthly) (Monthly)  (Annually) (Monthly)  Income    Return
 -----------------------------------------------------------------------------
   1     $ 7,658  $  638      $750     $ 1,342     $1,342   $  750     7.0%
   2       7,879     657       750       1,121      2,463      750     7.0%
   3       8,106     676       750         894      3,357      750     7.0%
   4       8,340     695       750         660      4,017      750     7.0%
   5       8,581     715       750         419      4,436      750     7.0%
   6       8,828     736       750         172      4,608      750     7.0%
   7       9,083     757       750         (83)     4,525      750     7.0%
   8       9,345     779       750        (345)     4,181      750     7.0%
   9       9,614     801       750        (614)     3,566      750     7.0%
   10      9,892     824       750        (892)     2,675      750     7.0%
   11     10,177     848       750      (1,177)     1,498      750     7.0%
   12     10,471     873       750      (1,471)        27      750     7.0%
   13     10,773     898       750         (27)         0      895     7.0%
   14     11,083     924       750           0          0      924     7.0%
   15     11,403     950       750           0          0      950     7.0%
   16     11,732     978       750           0          0      978     7.0%
   17     12,070   1,006       750           0          0    1,006     7.0%
   18     12,419   1,035       750           0          0    1,035     7.0%
   19     12,777   1,065       750           0          0    1,065     7.0%
   20     13,145   1,095       750           0          0    1,095     7.0%
 -----------------------------------------------------------------------------

(1) The income base is the converted benefit base and is assumed to be $100,000.

(2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 4% interest to the Contract Value as of the Annuity Commencement Date.

(3) All subsequent annual income amounts are calculated assuming hypothetical investment performance of 7% per year.

(4) The level income amount is equal to the annual income amount divided by 12.

(5) The guaranteed payment floor is 9% of the income base divided by 12.

(6) The change in the adjustment account balance is equal to the guaranteed payment floor minus the level income amount, multiplied by 12, while the adjustment account is greater than zero.

(7) The adjustment account balance is the sum of the changes in the adjustment account.

(8) The monthly income is the greater of the level income amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  an owner may name only his or her spouse as a joint owner;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue; and

  . if you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a joint owner or Joint Annuitant only.

Examples


The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.


The first example also assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or partial withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.


                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,517  $543      $583     $583     $  483    $100,000
   2     6,266   522       583      583      1,217      93,000
   3     6,025   502       583      583      2,191      86,000
   4     5,794   483       583      583      3,398      79,000
   5     5,571   464       583      583      4,827      72,000
---------------------------------------------------------------


The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal the income base minus the sum of all monthly income paid.

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments or partial withdrawals;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the owner resets benefit base on each contract anniversary;

   (7) the Annuity Commencement Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

  (10) there is no premium tax.


                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,778  $565      $607     $607     $  502    $104,000
   2     6,517   543       607      607      1,265      96,720
   3     6,267   522       607      607      2,279      89,440
   4     6,026   502       607      607      3,534      82,160
   5     5,794   483       607      607      5,020      74,880
---------------------------------------------------------------




The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $104,000 x .06517 = $6,778). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $565 ($6,778 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($104,000 x .07) / 12 = $607). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $607 and $565. The additional death proceeds equal the income base minus the sum of all monthly income paid.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund --
        VIP Balanced Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;


       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;


       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;


       Oppenheimer Variable Account Funds --Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.


Effective May 1, 2008, shares of the XTF Advisors Trust -- ETF 60 Portfolio are no longer available under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.


If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The following are examples of how the benefit base is calculated. These examples are based on purely hypothetical values and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

   Full Conversion of Benefit Base to Income Base

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = $125,000
   Income base = $100,000

   Partial Conversion of Benefit Base to Income Base -- Up Market

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $75,000
   Benefit base following conversion = $100,000 x $75,000/$125,000 = $60,000
   Income base = $100,000 x $50,000/$125,000 = $40,000

   Partial Conversion of Benefit Base to Income Base -- Down Market

   Initial purchase payment = $100,000
   Initial benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $80,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $30,000
   Benefit base following conversion = $100,000 x $30,000/$80,000 = $37,500
   Income base = $100,000 x $50,000/$80,000 = $62,500

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income Payments.   The subsequent annual income amounts under the
applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

The Adjustment Account.   An adjustment account is established on the Income
Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year.

The adjustment account tracks the owner's obligation to repay amounts greater than the level income amount from future earnings of the contract. The rider benefits have not been irrevocably conferred upon the owner but, instead, a matching liability on the owner's part has been established through the adjustment account. There are two ways for this liability to be extinguished and reduce the adjustment account balance to zero. One is through repayment of the advanced amounts by future performance of the Subaccount(s). The other is through a contract provision that waives the payment of the obligation upon the death of the owner/Annuitant.

The adjustment account balance will increase if your level income amount is less than the guaranteed payment floor. Therefore, an adjustment account balance will be created the first year in which the level income amount is less than the guaranteed payment floor. The adjustment account balance will decrease if your level income amount is greater than the guaranteed payment floor. Your monthly income payment will be limited to the guaranteed payment floor until the balance of the adjustment account is zero. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                        Guaranteed Change in  Adjustment               Net
         Annual  Level   Payment   Adjustment  Account    Monthly     Annual
 Annuity Income  Income   Floor     Account    Balance     Income   Investment
  Year   Amount  Amount (monthly)  (monthly)  (annually) (annually)   Return
 -----------------------------------------------------------------------------
    1    $12,000 $1,000   $1,100    $ 1,200     $1,200     $1,100       8.1%
    2     12,600  1,050    1,100        600      1,800      1,100       7.9%
    3     13,200  1,100    1,100          0      1,800      1,100       7.7%
    4     13,800  1,150    1,100       -600      1,200      1,100       7.5%
    5     14,400  1,200    1,100     -1,200          0      1,100       7.3%
    6     15,000  1,250    1,100          0          0      1,250       7.1%
    7     15,600  1,300    1,100          0          0      1,300     -20.8%
    8     12,000  1,000    1,100      1,200      1,200      1,100       8.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $220,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 3% interest to the Income Start Value as of the Income Start Date. The net annual investment return prior to the Income Start Date is assumed to be -1.2%. This is a hypothetical return that allows illustration of the rider benefits when the level income amount is less than the guaranteed payment floor on the Income Start Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 6% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor minus the level income amount, multiplied by 12.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) Monthly income is the greater of the level income amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

You may assign the benefits provided by the Payment Protection Rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of the Payment Protection Rider.

If you marry after issue, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 4%; and

   (7) the 12-month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,373  $531      $333     $531       $0      $100,000
   2     6,188   516       333      516        0        93,627
   3     6,008   501       333      501        0        87,439
   4     5,833   486       333      486        0        81,431
   5     5,663   472       333      472        0        75,599
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example -- ($100,000 x .04) / 12 = $333). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $333 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

Tax Treatment Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.


Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.


Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are subject to tax as partial withdrawals.

Any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage are also subject to tax as partial withdrawals.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed in the same manner as an income payment if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.


The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefits riders may increase the amount of the minimum required distribution that must be taken from your contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.



Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.


Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or


   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draftbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.


We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any requests for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS


We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.


We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employs the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage

Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2007, 2006 and 2005, $17.9 million, $8.7 million and $5.3 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2007, 2006 and 2005, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

   Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

State Regulation


As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.


Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings


We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments , settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.



Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:


        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/08 $10,000  $10,000     $10,000
3/31/16           20,000      20,000
3/31/17           14,000      10,000
---------------------------------------



If a partial withdrawal of $7,000 is taken on March 31, 2017, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

                             Death
End of Annuitant's Contract Benefit
 Year      Age      Value   Amount
------------------------------------
  1        76      $103,000 $103,000
  2        77       112,000  112,000
  3        78        90,000  112,000
  4        79       135,000  135,000
  5        80       130,000  135,000
  6        81       150,000  150,000
  7        82       125,000  135,000
  8        83       145,000  145,000
------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                            No Rider Option Elected

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $16.31            $16.29         60,232    2007
                                                                          14.65             16.31         66,964    2006
                                                                          14.10             14.65         63,179    2005
                                                                          12.91             14.10         47,248    2004
                                                                          10.00             12.91          2,061    2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   10.03             11.07         35,246    2007
                                                                           9.57             10.03         40,015    2006
                                                                           8.92              9.57         25,009    2005
                                                                           8.49              8.92         25,078    2004
                                                                           6.65              8.49         15,406    2003
                                                                           8.92              6.65         10,256    2002
                                                                          10.00              8.92          4,333    2001
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.81             11.52         43,553    2007
                                                                          10.00             10.81         51,203    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    16.11             14.96          9,590    2007
                                                                          11.49             16.11          6,522    2006
                                                                          10.00             11.49          1,941    2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  15.54             17.52         92,257    2007
                                                                          12.33             15.54         54,979    2006
                                                                          10.54             12.33         18,494    2005
                                                                          10.00             10.54             --    2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.20             11.63          3,412    2007
                                                                          10.00             10.20          2,922    2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.19          4,936    2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                14.90             17.60         21,722    2007
                                                                          13.95             14.90         20,472    2006
                                                                          13.65             13.95         11,566    2005
                                                                          13.18             13.65         10,518    2004
                                                                          10.00             13.18          3,106    2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                12.08             12.48        285,844    2007
                                                                          10.47             12.08        289,338    2006
                                                                          10.16             10.47        270,520    2005
                                                                           9.27             10.16        228,096    2004
                                                                           7.12              9.27        163,858    2003
                                                                           9.29              7.12        113,958    2002
                                                                          10.00              9.29         32,844    2001
------------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B        $16.12            $16.77        221,351    2007
                                                                     12.10             16.12        116,230    2006
                                                                     10.54             12.10         34,890    2005
                                                                     10.00             10.54             --    2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             8.68              9.71        103,302    2007
                                                                      8.86              8.68        104,690    2006
                                                                      7.83              8.86        108,171    2005
                                                                      7.33              7.83         63,772    2004
                                                                      6.03              7.33         43,827    2003
                                                                      8.85              6.03         42,999    2002
                                                                     10.00              8.85         20,916    2001
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            11.68             13.09          5,618    2007
                                                                     10.72             11.68          3,124    2006
                                                                     10.38             10.72          2,821    2005
                                                                      9.21             10.38          2,712    2004
                                                                      6.28              9.21          2,719    2003
                                                                      9.39              6.28          2,906    2002
                                                                     10.00              9.39         38,816    2001
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 16.62             10.76         26,811    2007
                                                                     14.41             16.62          9,003    2006
                                                                     13.97             14.41          3,345    2005
                                                                     12.55             13.97             --    2004
                                                                      9.84             12.55             --    2003
                                                                     10.00              9.84             --    2002
-------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                   18.60             21.64         27,642    2007
                                                                     15.10             18.60         16,250    2006
                                                                     13.53             15.10            684    2005
                                                                     11.94             13.53            310    2004
                                                                      9.73             11.94             --    2003
                                                                     10.00              9.73             --    2002
-------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                           12.41             14.80         13,909    2007
                                                                     13.02             12.41         14,154    2006
                                                                     12.93             13.02          8,368    2005
                                                                     11.86             12.93            989    2004
                                                                      9.63             11.86             --    2003
                                                                     10.00              9.63             --    2002
-------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                           17.23             16.11         14,895    2007
                                                                     14.73             17.23         15,632    2006
                                                                     14.23             14.73         10,661    2005
                                                                     12.63             14.23          2,261    2004
                                                                      9.94             12.63            275    2003
                                                                     10.00              9.94             --    2002
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            9.97             16.37          9,869    2007
                                                                      9.96              9.97         21,871    2006
                                                                     10.00              9.96          5,721    2005
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                13.18             13.19         28,515    2007
                                                                     11.00             13.18         19,152    2006
                                                                     10.88             11.00         13,646    2005
                                                                     10.00             10.88             --    2004
-------------------------------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund         $12.69            $14.61         93,371    2007
   -- Class III Shares                          11.07             12.69         10,971    2006
                                                10.00             11.07          3,807    2005
----------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund           12.46             13.27          2,331    2007
   -- Class III Shares                          11.83             12.46          1,764    2006
                                                10.86             11.83            640    2005
                                                10.00             10.86          5,137    2004
----------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I.             13.47             13.12         27,013    2007
   Fund -- Class III Shares                     12.17             13.47         25,840    2006
                                                11.22             12.17         20,722    2005
                                                10.00             11.22        108,120    2004
----------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust
 I
----------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable         15.25             17.65        152,136    2007
   Series -- Class A                            14.58             15.25        155,772    2006
                                                13.77             14.58        136,035    2005
                                                12.36             13.77         69,362    2004
                                                10.00             12.36         24,394    2003
----------------------------------------------------------------------------------------------
 Columbia Marsico International                 22.01             25.96        187,751    2007
   Opportunities Fund, Variable Series          18.12             22.01        167,230    2006
   -- Class B                                   15.39             18.12        151,413    2005
                                                13.39             15.39         99,486    2004
                                                10.00             13.39         39,886    2003
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios --               16.32             16.32          8,317    2007
   MidCap Stock Portfolio -- Initial            15.36             16.32          5,551    2006
   Shares                                       14.28             15.36          2,063    2005
                                                12.66             14.28          1,138    2004
                                                 9.75             12.66          1,108    2003
                                                10.00              9.75             --    2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment Fund --            10.23              9.16         14,236    2007
   Money Market Portfolio                        9.93             10.23         18,433    2006
                                                 9.81              9.93         14,505    2005
                                                 9.90              9.81         16,920    2004
                                                 9.99              9.90              5    2003
                                                10.00              9.99             --    2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                8.63             10.57         16,807    2007
   Growth Fund, Inc. -- Initial Shares           8.02              8.63         15,679    2006
                                                 7.85              8.02         12,560    2005
                                                 7.50              7.85         12,167    2004
                                                 6.04              7.50         12,095    2003
                                                 8.63              6.04          7,848    2002
                                                10.00              8.63          1,048    2001
----------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity VIP --           17.22             16.60         32,420    2007
   Class B Shares                               14.78             17.22         18,039    2006
                                                13.95             14.78         10,236    2005
                                                12.46             13.95          4,196    2004
                                                 9.61             12.46          4,403    2003
                                                10.00              9.61             --    2002
----------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value VIP --          22.07             22.32         12,264    2007
   Class B Shares                               17.97             22.07         10,204    2006
                                                16.61             17.97          4,010    2005
                                                13.43             16.61            522    2004
                                                 9.62             13.43            522    2003
                                                10.00              9.62             --    2002
----------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                        $15.10            $16.94           2,285   2007
                                                               15.26             15.10           2,418   2006
                                                               14.99             15.26             890   2005
                                                               14.99             14.99             540   2004
                                                               10.40             14.99             349   2003
                                                               10.00             10.40              --   2002
-------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 10.92             10.93         349,807   2007
                                                               10.50             10.92         296,221   2006
                                                               10.25             10.50         215,583   2005
                                                               10.12             10.25         167,089   2004
                                                                9.97             10.12          52,650   2003
                                                               10.00              9.97              --   2002
-------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                            14.50             15.18          89,234   2007
                                                               14.72             14.50          86,629   2006
                                                               13.95             14.72          26,115   2005
                                                               13.33             13.95          15,863   2004
                                                               10.40             13.33           3,671   2003
                                                               10.00             10.40              --   2002
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                           11.30             12.44           2,794   2007
                                                               10.85             11.30           2,792   2006
                                                               10.63             10.85           1,345   2005
                                                               10.00             10.63              --   2004
-------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         13.71             13.94         471,180   2007
                                                               12.58             13.71         390,754   2006
                                                               12.48             12.58         259,542   2005
                                                               11.50             12.48          88,146   2004
                                                                9.58             11.50          60,380   2003
                                                                9.59              9.58          44,925   2002
                                                               10.00              9.59           2,238   2001
-------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                  18.54             22.03          66,494   2007
                                                               16.41             18.54          58,910   2006
                                                               15.02             16.41          47,847   2005
                                                               13.31             15.02          32,321   2004
                                                               10.00             13.31           6,995   2003
-------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           11.19             12.70          18,844   2007
                                                               10.60             11.19          26,904   2006
                                                               10.36             10.60          28,957   2005
                                                               10.00             10.36           1,130   2004
-------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    10.43             11.17         116,474   2007
                                                               10.00             10.43          16,437   2006
-------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               15.22             17.59       1,241,245   2007
                                                               13.86             15.22       1,023,708   2006
                                                               12.06             13.86         729,211   2005
                                                               10.62             12.06         203,828   2004
                                                                8.41             10.62          72,701   2003
                                                                9.44              8.41          29,566   2002
                                                               10.00              9.44           3,048   2001
-------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  $15.77            $16.59         10,127    2007
                                                                                  14.06             15.77         10,169    2006
                                                                                  11.82             14.06          8,993    2005
                                                                                  11.84             11.82            385    2004
                                                                                  10.00             11.84             --    2003
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  13.03             13.00        336,982    2007
                                                                                  11.03             13.03        291,425    2006
                                                                                  10.60             11.03        297,600    2005
                                                                                   9.67             10.60        254,864    2004
                                                                                   7.54              9.67        157,498    2003
                                                                                   9.24              7.54         72,137    2002
                                                                                  10.00              9.24         16,406    2001
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                          8.85             12.76        140,635    2007
                                                                                   8.43              8.85        103,366    2006
                                                                                   8.10              8.43        114,966    2005
                                                                                   7.97              8.10         99,376    2004
                                                                                   6.11              7.97         55,200    2003
                                                                                   8.89              6.11         31,710    2002
                                                                                  10.00              8.89          6,389    2001
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                11.58             11.05         94,033    2007
                                                                                  10.41             11.58        143,178    2006
                                                                                   9.83             10.41        146,189    2005
                                                                                   9.46              9.83        119,324    2004
                                                                                   7.77              9.46         64,991    2003
                                                                                   9.49              7.77         19,892    2002
                                                                                  10.00              9.49          4,205    2001
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          10.00             10.11         34,531    2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        19.52             22.19        516,030    2007
                                                                                  17.62             19.52        500,479    2006
                                                                                  15.15             17.62        406,238    2005
                                                                                  12.33             15.15        170,648    2004
                                                                                   9.05             12.33         74,762    2003
                                                                                  10.21              9.05         46,954    2002
                                                                                  10.00             10.21          9,631    2001
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               13.01             13.52         16,867    2007
                                                                                  11.38             13.01         14,902    2006
                                                                                  11.27             11.38         19,486    2005
                                                                                  10.00             11.27         10,444    2004
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               12.13             12.40        940,463    2007
                                                                                  10.41             12.13        468,931    2006
                                                                                  10.00             10.41        108,060    2005
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     14.27             14.93         15,171    2007
                                                                                  13.05             14.27         22,072    2006
                                                                                  13.11             13.05          7,699    2005
                                                                                  12.32             13.11          2,087    2004
                                                                                   9.85             12.32            971    2003
                                                                                  10.00              9.85             --    2002
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.92        122,512    2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                 $17.04            $17.38         165,348   2007
                                                                   14.61             17.04          73,417   2006
                                                                   13.41             14.61           8,547   2005
                                                                   12.08             13.41           2,931   2004
                                                                    9.79             12.08           2,707   2003
                                                                   10.00              9.79              --   2002
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares              18.93             21.54          53,874   2007
                                                                   15.82             18.93          32,950   2006
                                                                   14.57             15.82          10,579   2005
                                                                   12.47             14.57           4,809   2004
                                                                    9.57             12.47             921   2003
                                                                   10.00              9.57              --   2002
-----------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares         18.24             19.77          19,788   2007
                                                                   15.28             18.24          14,714   2006
                                                                   14.97             15.28          10,423   2005
                                                                   13.13             14.97           1,003   2004
                                                                   10.09             13.13             740   2003
                                                                   10.00             10.09             374   2002
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares               11.05             11.15          82,405   2007
                                                                   10.00             11.05          12,504   2006
-----------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                         11.71             12.70          53,738   2007
   (formerly, Value Equity Fund)                                   10.08             11.71          59,831   2006
                                                                    9.83             10.08          59,238   2005
                                                                    9.10              9.83          54,719   2004
                                                                    7.45              9.10          44,515   2003
                                                                    9.17              7.45          37,464   2002
                                                                   10.00              9.17           2,533   2001
-----------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                    11.46             11.84         112,788   2007
                                                                   11.14             11.46         126,701   2006
                                                                   11.08             11.14          97,546   2005
                                                                   10.87             11.08          94,779   2004
                                                                   10.65             10.87          33,377   2003
                                                                   10.00             10.65           3,625   2002
-----------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                            14.29             15.86         171,249   2007
                                                                   13.38             14.29         174,081   2006
                                                                   12.15             13.38         188,601   2005
                                                                   10.62             12.15         169,993   2004
                                                                    8.11             10.62         147,857   2003
                                                                    9.54              8.11         118,661   2002
                                                                   10.00              9.54           9,068   2001
-----------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                 1.04              1.08       3,563,068   2007
                                                                    1.01              1.04       3,016,174   2006
                                                                    1.00              1.01       2,742,575   2005
                                                                    1.00              1.00       2,102,116   2004
                                                                    1.01              1.00         779,343   2003
                                                                    1.01              1.01         275,280   2002
                                                                    1.00              1.01         108,666   2001
-----------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                     10.43             10.82          61,970   2007
                                                                    9.70             10.43          64,406   2006
                                                                    9.72              9.70          67,226   2005
                                                                    9.21              9.72          63,264   2004
                                                                    7.25              9.21          48,329   2003
                                                                    9.31              7.25          37,355   2002
                                                                   10.00              9.31           2,290   2001
-----------------------------------------------------------------------------------------------------------------

                                                                                      Number of
                                                    Accumulation      Accumulation  Accumulation
                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                      Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares        $23.54            $19.75          68,606   2007
                                                        17.95             23.54          65,407   2006
                                                        16.30             17.95          63,303   2005
                                                        12.49             16.30          37,444   2004
                                                        10.00             12.49          15,802   2003
------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 11.31             11.71       2,123,249   2007
                                                         9.94             11.31       2,130,642   2006
                                                         9.65              9.94       2,096,714   2005
                                                         8.87              9.65       1,547,487   2004
                                                         7.02              8.87         786,490   2003
                                                         9.17              7.02         627,019   2002
                                                        10.00              9.17          24,366   2001
------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               15.25             15.39         227,367   2007
                                                        13.66             15.25         246,623   2006
                                                        12.66             13.66         232,988   2005
                                                        11.15             12.66         224,023   2004
                                                         9.12             11.15         208,180   2003
                                                        10.74              9.12         153,331   2002
                                                        10.00             10.74           9,466   2001
------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   13.97             15.37       1,018,031   2007
                                                        12.46             13.97       1,021,926   2006
                                                        12.19             12.46         974,704   2005
                                                        11.44             12.19         390,819   2004
                                                        10.00             11.44          11,203   2003
------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   10.62             11.68         552,664   2007
                                                        10.00             10.62         203,015   2006
------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                    11.01             11.72          67,248   2007
                                                         9.62             11.01          82,797   2006
                                                         9.52              9.62          85,844   2005
                                                         8.93              9.52          82,155   2004
                                                         7.35              8.93          75,469   2003
                                                         9.24              7.35          71,518   2002
                                                        10.00              9.24           2,014   2001
------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                      13.04             13.26          23,991   2007
                                                        11.39             13.04          26,084   2006
                                                        10.00             11.39          11,051   2005
------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                  12.34             13.41         169,746   2007
                                                        11.34             12.34         175,313   2006
                                                        10.69             11.34         168,754   2005
                                                        10.02             10.69         168,581   2004
                                                         8.94             10.02         140,349   2003
                                                         9.72              8.94         110,810   2002
                                                        10.00              9.72          33,503   2001
------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                     11.68             15.72          87,091   2007
                                                        10.86             11.68          61,651   2006
                                                         9.79             10.86          48,344   2005
                                                         8.42              9.79          42,595   2004
                                                         7.11              8.42          19,713   2003
                                                         8.58              7.11          18,054   2002
                                                        10.00              8.58           3,985   2001
------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                         $18.24            $23.01        27,735     2007
                                                                            12.62             18.24        29,875     2006
                                                                             9.71             12.62        32,617     2005
                                                                             8.30              9.71        34,633     2004
                                                                             6.26              8.30        19,669     2003
                                                                             8.55              6.26         8,952     2002
                                                                            10.00              8.55         1,742     2001
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                                   11.13              9.26           714     2007
                                                                            10.85             11.13        29,359     2006
                                                                            10.71             10.85        25,292     2005
                                                                            10.42             10.71        12,165     2004
                                                                            10.19             10.42         7,394     2003
                                                                            10.00             10.19            --     2002
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                                   19.73             21.25         1,976     2007
                                                                            16.40             19.73         2,087     2006
                                                                            15.03             16.40         1,079     2005
                                                                            12.89             15.03            --     2004
                                                                             9.87             12.89            --     2003
                                                                            10.00              9.87            --     2002
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                                          19.20             19.38        30,528     2007
                                                                            16.67             19.20        31,643     2006
                                                                            15.49             16.67        29,101     2005
                                                                            12.98             15.49        14,229     2004
                                                                            10.16             12.98         9,374     2003
                                                                            10.00             10.16           152     2002
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                                          18.65             17.34         3,721     2007
                                                                            16.45             18.65         5,648     2006
                                                                            16.14             16.45         5,472     2005
                                                                            12.88             16.14         2,862     2004
                                                                             9.61             12.88         1,125     2003
                                                                            10.00              9.61            --     2002
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio                             15.35             15.38         2,382     2007
                                                                            13.36             15.35         2,386     2006
                                                                            13.38             13.36         1,826     2005
                                                                            12.40             13.38         1,739     2004
                                                                             9.82             12.40         1,637     2003
                                                                            10.00              9.82            --     2002
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                    10.71             11.21         2,811     2007
                                                                            10.00             10.71           733     2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                   10.44             10.94        31,810     2007
                                                                            10.00             10.44        20,650     2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1          11.01             11.98        13,691     2007
                                                                            10.00             11.01            --     2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1         10.00             11.56         2,573     2007
                                                                            10.00             10.00           229     2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                10.87             11.26         9,059     2007
                                                                            10.00             10.87            --     2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1             10.44             11.06        24,126     2007
                                                                            10.00             10.44        15,553     2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1             10.22             11.24        16,495     2007
                                                                            10.00             10.22            --     2006
--------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1        $10.28            $10.42         20,760    2007
                                                                                10.00             10.28          6,621    2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          15.90             15.72         26,119    2007
                                                                                14.57             15.90         24,474    2006
                                                                                13.58             14.37         11,170    2005
                                                                                12.57             13.58          7,997    2004
                                                                                10.00             12.57             --    2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.69             10.00          6,464    2007
                                                                                10.56             11.69          6,286    2006
                                                                                10.00             10.56             --    2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           16.36              9.50         23,196    2007
                                                                                14.08             16.36         12,333    2006
                                                                                13.77             14.08         10,755    2005
                                                                                12.93             13.77          7,007    2004
                                                                                10.00             12.93          1,469    2003
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   8.72              9.54        133,878    2007
                                                                                 8.25              8.72        147,902    2006
                                                                                 8.03              8.25        135,434    2005
                                                                                 7.47              8.03        108,120    2004
                                                                                 6.19              7.47         72,388    2003
                                                                                 8.68              6.19         40,187    2002
                                                                                10.00              8.68          2,249    2001
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         10.77             11.68        159,443    2007
                                                                                 9.70             10.77        163,662    2006
                                                                                 9.19              9.70        171,299    2005
                                                                                 8.39              9.19         74,830    2004
                                                                                 6.99              8.39         29,812    2003
                                                                                 9.00              6.99         16,546    2002
                                                                                10.00              9.00          2,238    2001
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           10.34             10.42         41,980    2007
                                                                                 9.29             10.34         43,788    2006
                                                                                 8.98              9.29         44,535    2005
                                                                                 8.58              8.98         44,943    2004
                                                                                 6.52              8.58         20,670    2003
                                                                                 9.70              6.52         10,094    2002
                                                                                10.00              9.70            428    2001
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        12.42             12.65         21,345    2007
                                                                                11.84             12.42         18,139    2006
                                                                                11.82             11.84         14,708    2005
                                                                                11.16             11.82          5,593    2004
                                                                                10.28             11.16          1,406    2003
                                                                                10.00             10.28             --    2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            13.95             14.29        107,403    2007
                                                                                12.68             13.95         80,925    2006
                                                                                12.54             12.68         33,576    2005
                                                                                11.46             12.54         13,950    2004
                                                                                10.03             11.46         12,124    2003
                                                                                10.00             10.03            152    2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $15.24            $19.15        128,256    2007
                                                                      11.80             15.24        107,628    2006
                                                                      10.27             11.80         74,715    2005
                                                                       8.03             10.27         57,043    2004
                                                                       6.01              8.03         52,527    2003
                                                                       7.91              6.01         40,100    2002
                                                                      10.00              7.91          4,890    2001
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      12.22             16.49          6,082    2007
                                                                      11.19             12.22         73,640    2006
                                                                      10.95             11.19         37,861    2005
                                                                      10.00             10.95          9,611    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          14.71             12.46        123,966    2007
                                                                      13.86             14.71        112,072    2006
                                                                      13.41             13.86        111,510    2005
                                                                      12.77             13.41         71,661    2004
                                                                       9.91             12.77          8,853    2003
                                                                      10.00              9.91             --    2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             15.43             16.51        109,740    2007
                                                                      13.34             15.43        307,614    2006
                                                                      11.87             13.34        187,234    2005
                                                                      10.13             11.87        104,803    2004
                                                                       7.20             10.13         48,433    2003
                                                                       9.41              7.20         21,128    2002
                                                                      10.00              9.41          3,283    2001
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   11.61             16.13        395,989    2007
                                                                      10.27             11.61        367,668    2006
                                                                       9.85             10.27        282,120    2005
                                                                       9.16              9.85        231,025    2004
                                                                       7.35              9.16        166,822    2003
                                                                       9.21              7.35        128,125    2002
                                                                      10.00              9.21         12,321    2001
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         19.23             11.92        338,568    2007
                                                                      17.02             19.23        119,401    2006
                                                                      15.74             17.02        121,746    2005
                                                                      13.40             15.74         64,389    2004
                                                                       9.43             13.40         26,082    2003
                                                                      10.00              9.43            160    2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                        15.78             18.69        161,079    2007
                                                                      15.59             15.78          7,461    2006
                                                                      14.13             15.59          6,129    2005
                                                                      12.00             14.13          3,632    2004
                                                                      10.00             12.00          2,535    2003
--------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                         10.73             11.44         96,820    2007
                                                                      10.41             10.73         65,852    2006
                                                                      10.00             10.41         54,761    2005
--------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 14.09             14.37        163,449    2007
                                                                      13.11             14.09        173,957    2006
                                                                      12.78             13.11        156,318    2005
                                                                      11.84             12.78        115,339    2004
                                                                       9.78             11.84         72,936    2003
                                                                      10.04              9.78         26,611    2002
                                                                      10.00             10.04          5,392    2001
--------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares        $13.81            $14.94         315,114   2007
                                                                             13.86             13.81         265,481   2006
                                                                             13.42             13.86         268,658   2005
                                                                             12.66             13.42         239,725   2004
                                                                             12.37             12.66         170,726   2003
                                                                             10.67             12.37         150,388   2002
                                                                             10.00             10.67          12,309   2001
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.24             10.83         274,219   2007
                                                                              9.99             10.24          28,289   2006
                                                                             10.00              9.99          23,350   2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      12.56             13.45       1,075,974   2007
                                                                             12.27             12.56       1,076,663   2006
                                                                             12.15             12.27         970,415   2005
                                                                             11.76             12.15         790,383   2004
                                                                             11.36             11.76         389,745   2003
                                                                             10.56             11.36         276,091   2002
                                                                             10.00             10.56          13,530   2001
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      14.66             16.11           1,970   2007
                                                                             14.66             14.66           1,955   2006
                                                                             13.05             14.66              --   2005
                                                                             12.13             13.05              --   2004
                                                                             10.00             12.13              --   2003
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          18.77             20.37          59,668   2007
                                                                             16.76             18.77          35,692   2006
                                                                             14.03             16.76             691   2005
                                                                             12.34             14.03              --   2004
                                                                             10.00             12.34              --   2003
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             17.83             25.95          51,067   2007
                                                                             14.86             17.83          27,821   2006
                                                                             10.00             14.86          16,162   2005
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                          8.30              9.64          27,519   2007
   (formerly, OTC Fund)                                                       7.97              8.30          25,578   2006
                                                                              7.99              7.97          25,468   2005
                                                                              7.42              7.99          22,472   2004
                                                                              5.18              7.42          19,786   2003
                                                                              8.59              5.18          17,154   2002
                                                                             10.00              8.59             308   2001
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             10.00              9.76           6,100   2007
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      14.08             13.56         233,017   2007
                                                                             12.32             14.08         177,784   2006
                                                                             12.00             12.32         128,429   2005
                                                                             10.37             12.00          50,022   2004
                                                                              8.05             10.37          15,943   2003
                                                                             10.00              8.05              --   2002
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                               9.66             11.10          25,988   2007
                                                                              9.55              9.66          12,775   2006
                                                                              9.00              9.55           5,051   2005
                                                                              8.56              9.00           4,758   2004
                                                                              7.26              8.56           2,320   2003
                                                                             10.00              7.26              --   2002
---------------------------------------------------------------------------------------------------------------------------
XTF Advisors Trust
---------------------------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                                        10.00              9.87          10,119   2007
---------------------------------------------------------------------------------------------------------------------------

                    Enhanced Payment Benefit Option Elected

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $16.22            $16.17         58,697    2007
                                                                          14.59             16.22         67,635    2006
                                                                          14.06             14.59         69,455    2005
                                                                          12.89             14.06         62,802    2004
                                                                          10.00             12.89         19,517    2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   11.08             12.21         32,969    2007
                                                                          10.59             11.08         35,344    2006
                                                                           9.89             10.59         16,101    2005
                                                                           9.43              9.89         16,724    2004
                                                                           7.40              9.43         12,730    2003
                                                                          10.00              7.40          5,694    2002
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.80             11.49         23,773    2007
                                                                          10.00             10.80         25,521    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    16.07             14.90         18,958    2007
                                                                          11.48             16.07          9,702    2006
                                                                          10.00             11.48          1,448    2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Service II shares                 15.49             17.44         43,013    2007
                                                                          12.31             15.49         28,317    2006
                                                                          10.63             12.31         19,585    2005
                                                                          10.00             10.63             --    2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.19             11.60         19,076    2007
                                                                          10.00             10.19         17,928    2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.19         12,119    2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                14.81             17.47         13,813    2007
                                                                          13.89             14.81         10,480    2006
                                                                          13.62             13.89         10,326    2005
                                                                          13.17             13.62          9,531    2004
                                                                          10.00             13.17          8,384    2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                12.75             13.16        261,460    2007
                                                                          11.08             12.75        276,360    2006
                                                                          10.76             11.08        284,268    2005
                                                                           9.84             10.76        261,035    2004
                                                                           7.56              9.84        169,732    2003
                                                                          10.00              7.56         70,629    2002
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              16.07             16.69        118,738    2007
                                                                          12.08             16.07         72,270    2006
                                                                          10.54             12.08         22,694    2005
                                                                          10.00             10.54          3,222    2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 10.20             11.40         90,018    2007
                                                                          10.43             10.20        105,678    2006
                                                                           9.23             10.43         90,714    2005
                                                                           8.66              9.23         86,258    2004
                                                                           7.13              8.66         66,220    2003
                                                                          10.00              7.13         10,095    2002
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 12.53             14.01          4,222    2007
                                                                          11.52             12.53          4,082    2006
                                                                          11.16             11.52          6,126    2005
                                                                           9.92             11.16          6,232    2004
                                                                           6.78              9.92          8,989    2003
                                                                          10.00              6.78          7,344    2002
------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 $16.52            $16.24        43,684     2007
                                                                      14.33             16.52        18,291     2006
                                                                      13.92             14.33        17,840     2005
                                                                      12.52             13.92        11,847     2004
                                                                       9.84             12.52         8,523     2003
                                                                      10.00              9.84            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                    18.48             10.72        33,862     2007
                                                                      15.02             18.48        16,433     2006
                                                                      13.48             15.02        11,433     2005
                                                                      11.92             13.48         8,770     2004
                                                                       9.73             11.92         2,047     2003
                                                                      10.00              9.73            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                         12.33             21.47        20,561     2007
                                                                      12.96             12.33        46,439     2006
                                                                      12.89             12.96        45,479     2005
                                                                      11.83             12.89        29,179     2004
                                                                       9.63             11.83           662     2003
                                                                      10.00              9.63            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                            17.12             14.68        42,861     2007
                                                                      14.66             17.12        94,935     2006
                                                                      14.18             14.66        97,809     2005
                                                                      12.61             14.18        87,690     2004
                                                                       9.94             12.61        63,811     2003
                                                                      10.00              9.94            --     2002
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                             9.95             15.98        97,398     2007
                                                                       9.95              9.95        23,394     2006
                                                                      10.00              9.95        15,057     2005
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 13.13             13.12        14,939     2007
                                                                      10.97             13.13        13,267     2006
                                                                      10.87             10.97         6,660     2005
                                                                      10.00             10.87         2,080     2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           12.66             14.55        64,366     2007
                                                                      11.05             12.66        59,034     2006
                                                                      10.00             11.05         2,538     2005
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            12.41             13.19        10,679     2007
                                                                      11.80             12.41         5,169     2006
                                                                      10.85             11.80         4,175     2005
                                                                      10.00             10.85         2,808     2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         13.41             13.05         7,326     2007
                                                                      12.14             13.41         7,477     2006
                                                                      11.21             12.14         7,452     2005
                                                                      10.00             11.21         1,463     2004
--------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
--------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            15.16             17.53        46,340     2007
                                                                      14.52             15.16        39,260     2006
                                                                      13.74             14.52        43,137     2005
                                                                      12.35             13.74        32,534     2004
                                                                      10.00             12.35        17,018     2003
--------------------------------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Columbia Marsico International                $21.89            $25.77         66,439    2007
   Opportunities Fund, Variable Series          18.05             21.89         48,654    2006
   -- Class B                                   15.35             18.05         41,320    2005
                                                13.38             15.35         29,327    2004
                                                10.00             13.38          8,270    2003
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios --               16.21             16.19          3,029    2007
   MidCap Stock Portfolio -- Initial            15.29             16.21          3,847    2006
   Shares                                       14.23             15.29          3,849    2005
                                                12.63             14.23          3,913    2004
                                                 9.75             12.63          1,353    2003
                                                10.00              9.75             --    2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment Fund --            10.17             10.65         21,392    2007
   Money Market Portfolio                        9.88             10.17         56,061    2006
                                                 9.78              9.88         50,673    2005
                                                 9.88              9.78         57,513    2004
                                                 9.99              9.88            550    2003
                                                10.00              9.99             --    2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible               10.05             10.49         77,383    2007
   Growth Fund, Inc. -- Initial Shares           9.35             10.05         22,401    2006
                                                 9.17              9.35         21,848    2005
                                                 8.77              9.17         18,353    2004
                                                 7.08              8.77          2,414    2003
                                                10.00              7.08             --    2002
----------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity VIP --           17.11             16.47         29,092    2007
   Class B Shares                               14.71             17.11         35,208    2006
                                                13.90             14.71         30,460    2005
                                                12.44             13.90         29,297    2004
                                                 9.61             12.44         17,801    2003
                                                10.00              9.61             --    2002
----------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value VIP --          21.92             22.14         46,708    2007
   Class B Shares                               17.88             21.92         40,177    2006
                                                16.55             17.88         25,761    2005
                                                13.40             16.55         20,023    2004
                                                 9.62             13.40          3,257    2003
                                                10.00              9.62             --    2002
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B Shares           15.00             16.81          8,955    2007
                                                15.18             15.00         10,491    2006
                                                14.94             15.18         10,180    2005
                                                14.96             14.94          6,392    2004
                                                10.40             14.96          2,760    2003
                                                10.00             10.40             --    2002
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.85             10.84        408,685    2007
                                                10.44             10.85        328,257    2006
                                                10.22             10.44        333,526    2005
                                                10.10             10.22        250,029    2004
                                                 9.97             10.10         28,306    2003
                                                10.00              9.97             --    2002
----------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                    $14.41            $15.05         43,400    2007
                                                                        14.64             14.41         44,402    2006
                                                                        13.90             14.64         41,445    2005
                                                                        13.30             13.90         33,095    2004
                                                                        10.40             13.30         13,554    2003
                                                                        10.00             10.40             --    2002
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    11.26             12.37             --    2007
                                                                        10.82             11.26             --    2006
                                                                        10.62             10.82             --    2005
                                                                        10.00             10.62             --    2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  13.94             14.15         91,344    2007
                                                                        12.81             13.94         94,075    2006
                                                                        12.73             12.81         86,487    2005
                                                                        11.75             12.73         71,122    2004
                                                                         9.80             11.75         37,414    2003
                                                                        10.00              9.80         12,646    2002
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           18.43             21.88         92,293    2007
                                                                        16.35             18.43         89,803    2006
                                                                        14.98             16.35         83,653    2005
                                                                        13.30             14.98         65,988    2004
                                                                         7.92             13.30         17,950    2003
                                                                        10.00              7.92          2,767    2002
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    11.15             12.63          1,779    2007
                                                                        10.57             11.15          2,883    2006
                                                                        10.35             10.57            497    2005
                                                                        10.00             10.35            519    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.42             11.15          5,676    2007
                                                                        10.00             10.42          1,184    2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        15.80             18.24        455,408    2007
                                                                        14.41             15.80        450,637    2006
                                                                        12.55             14.41        398,677    2005
                                                                        11.08             12.55        266,394    2004
                                                                         8.78             11.08        135,316    2003
                                                                        10.00              8.78         60,564    2002
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         15.68             16.47         11,893    2007
                                                                        14.00             15.68          2,188    2006
                                                                        11.79             14.00          2,040    2005
                                                                        11.83             11.79             97    2004
                                                                        10.00             11.83             --    2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        13.48             13.44        262,655    2007
                                                                        11.43             13.48        240,836    2006
                                                                        11.00             11.43        224,213    2005
                                                                        10.05             11.00        213,582    2004
                                                                         7.85             10.05        102,175    2003
                                                                        10.00              7.85         33,456    2002
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                9.81             13.27        118,434    2007
                                                                         9.35              9.81         96,793    2006
                                                                         9.01              9.35         93,375    2005
                                                                         8.88              9.01        103,478    2004
                                                                         6.81              8.88         62,076    2003
                                                                        10.00              6.81         20,580    2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               $12.06            $12.22         88,554    2007
                                                                                  10.86             12.06        131,807    2006
                                                                                  10.27             10.86        134,916    2005
                                                                                   9.89             10.27        120,440    2004
                                                                                   8.15              9.89         33,551    2003
                                                                                  10.00              8.15         19,172    2002
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          10.00             10.10         10,387    2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        18.81             21.34        182,011    2007
                                                                                  17.00             18.81        200,338    2006
                                                                                  14.64             17.00        203,574    2005
                                                                                  11.94             14.64        146,394    2004
                                                                                   8.77             11.94         95,913    2003
                                                                                  10.00              8.77         48,119    2002
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Shares 2                              12.96             13.44         10,953    2007
                                                                                  11.35             12.96          3,620    2006
                                                                                  11.26             11.35          2,081    2005
                                                                                  10.00             11.26          1,000    2004
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               12.10             12.35        342,850    2007
                                                                                  10.40             12.10        182,453    2006
                                                                                  10.00             10.40         28,591    2005
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     14.17             14.81         25,227    2007
                                                                                  12.99             14.17         22,384    2006
                                                                                  13.06             12.99         19,756    2005
                                                                                  12.30             13.06         17,459    2004
                                                                                   9.85             12.30          6,139    2003
                                                                                  10.00              9.85             --    2002
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.91         24,088    2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 16.93             17.24         70,264    2007
                                                                                  14.53             16.93         35,958    2006
                                                                                  13.36             14.53         22,235    2005
                                                                                  12.05             13.36         22,138    2004
                                                                                   9.79             12.05          6,192    2003
                                                                                  10.00              9.79             --    2002
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             18.81             21.36        111,977    2007
                                                                                  15.74             18.81         93,313    2006
                                                                                  14.52             15.74         77,610    2005
                                                                                  12.45             14.52         71,929    2004
                                                                                   9.57             12.45         43,314    2003
                                                                                  10.00              9.57             --    2002
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                        18.12             19.61         19,180    2007
                                                                                  15.20             18.12         14,426    2006
                                                                                  14.92             15.20         12,832    2005
                                                                                  13.10             14.92          6,665    2004
                                                                                  10.09             13.10            896    2003
                                                                                  10.00             10.09             --    2002
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              11.04             11.12         48,756    2007
                                                                                  10.00             11.04          3,722    2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                      Number of
                                                    Accumulation      Accumulation  Accumulation
                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                      Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares             $12.32            $13.34          69,417   2007
   (formerly, Value Equity Fund)                        10.62             12.32          73,466   2006
                                                        10.37             10.62          75,513   2005
                                                         9.62             10.37          74,152   2004
                                                         7.88              9.62          57,237   2003
                                                        10.00              7.88          26,584   2002
------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         11.38             11.74         143,743   2007
                                                        11.08             11.38         185,744   2006
                                                        11.03             11.08         143,594   2005
                                                        10.84             11.03         156,106   2004
                                                        10.64             10.84          84,484   2003
                                                        10.00             10.64           1,450   2002
------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 14.05             15.56          85,425   2007
                                                        13.17             14.05          89,965   2006
                                                        11.98             13.17          89,802   2005
                                                        10.49             11.98          85,624   2004
                                                         8.02             10.49          60,649   2003
                                                        10.00              8.02          28,293   2002
------------------------------------------------------------------------------------------------------
  Money Market Fund                                      1.02              1.06       2,980,878   2007
                                                         0.99              1.02       2,048,298   2006
                                                         0.98              0.99         998,082   2005
                                                         0.99              0.98       1,138,513   2004
                                                         1.00              0.99         689,523   2003
                                                         1.00              1.00         449,804   2002
------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          10.86             11.26          52,027   2007
                                                        10.12             10.86          52,055   2006
                                                        10.15             10.12          56,444   2005
                                                         9.64             10.15          51,834   2004
                                                         7.60              9.64          36,081   2003
                                                        10.00              7.60          11,446   2002
------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         23.41             19.61          57,828   2007
                                                        17.88             23.41          67,948   2006
                                                        16.25             17.88          65,785   2005
                                                        12.48             16.25          46,125   2004
                                                        10.00             12.48          13,021   2003
------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 12.08             12.49         701,121   2007
                                                        10.63             12.08         656,915   2006
                                                        10.34             10.63         692,994   2005
                                                         9.51             10.34         695,382   2004
                                                         7.54              9.51         337,746   2003
                                                        10.00              7.54          46,625   2002
------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               13.98             14.09         109,253   2007
                                                        12.54             13.98         114,129   2006
                                                        11.64             12.54         113,582   2005
                                                        10.27             11.64         103,448   2004
                                                         8.41             10.27          91,102   2003
                                                        10.00              8.41          51,245   2002
------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   13.89             15.26         338,103   2007
                                                        12.41             13.89         288,046   2006
                                                        12.16             12.41         235,563   2005
                                                        11.42             12.16         202,048   2004
                                                        10.00             11.42          31,429   2003
------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                     $10.61            $11.65         71,941    2007
                                                           10.00             10.61         34,598    2006
---------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                       11.59             12.32         28,392    2007
                                                           10.14             11.59         29,534    2006
                                                           10.05             10.14         28,946    2005
                                                            9.45             10.05         23,804    2004
                                                            7.79              9.45         20,235    2003
                                                           10.00              7.79         12,337    2002
---------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         13.01             13.21         12,116    2007
                                                           11.38             13.01          8,843    2006
                                                           10.00             11.38         11,969    2005
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                     12.48             13.54        175,889    2007
                                                           11.48             12.48        188,674    2006
                                                           10.84             11.48        183,799    2005
                                                           10.17             10.84        190,850    2004
                                                            9.09             10.17        167,564    2003
                                                           10.00              9.09         80,645    2002
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                        13.77             18.51         26,329    2007
                                                           12.82             13.77         12,186    2006
                                                           11.58             12.82          4,198    2005
                                                            9.97             11.58          4,628    2004
                                                            8.43              9.97          3,856    2003
                                                           10.00              8.43             --    2002
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares         21.24             17.92          5,152    2007
                                                           14.72             21.24         24,706    2006
                                                           11.34             14.72         29,607    2005
                                                            9.71             11.34         33,797    2004
                                                            7.33              9.71         30,783    2003
                                                           10.00              7.33          5,962    2002
---------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
---------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                  11.06             11.03        141,931    2007
                                                           10.79             11.06        139,417    2006
                                                           10.64             10.79        143,327    2005
                                                           10.40             10.64         99,245    2004
                                                           10.19             10.40         23,893    2003
                                                           10.00             10.19             --    2002
---------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                  19.60             21.08         20,705    2007
                                                           16.32             19.60         14,622    2006
                                                           14.98             16.32          7,521    2005
                                                           12.86             14.98          4,494    2004
                                                            9.87             12.86            950    2003
                                                           10.00              9.87             --    2002
---------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                         19.07             19.23        144,879    2007
                                                           16.59             19.07        151,223    2006
                                                           15.44             16.59        152,287    2005
                                                           12.96             15.44        122,140    2004
                                                           10.16             12.96         52,773    2003
                                                           10.00             10.16             --    2002
---------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                                             $18.53            $17.20        17,010     2007
                                                                                16.37             18.53        17,540     2006
                                                                                16.09             16.37        18,831     2005
                                                                                12.86             16.09        15,882     2004
                                                                                 9.61             12.86         4,609     2003
                                                                                10.00              9.61            --     2002
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio                                 15.25             15.25         8,070     2007
                                                                                13.29             15.25         8,431     2006
                                                                                13.33             13.29         9,679     2005
                                                                                12.37             13.33         8,192     2004
                                                                                 9.82             12.37         2,737     2003
                                                                                10.00              9.82            --     2002
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                        10.70             11.18         1,421     2007
                                                                                10.00             10.70            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       10.43             10.91        15,013     2007
                                                                                10.00             10.43         1,294     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1              11.00             11.95         4,714     2007
                                                                                10.00             11.00            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1              9.99             11.53           756     2007
                                                                                10.00              9.99            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                    10.86             11.23         2,854     2007
                                                                                10.00             10.86            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                 10.43             11.04         4,057     2007
                                                                                10.00             10.43         2,350     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                 10.21             11.21           443     2007
                                                                                10.00             10.21            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1         10.27             10.39         4,659     2007
                                                                                10.00             10.27            --     2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          15.81             15.61        23,671     2007
                                                                                14.51             15.81        23,371     2006
                                                                                13.45             14.51        12,396     2005
                                                                                12.56             13.45         4,016     2004
                                                                                10.00             12.56         2,366     2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.66              9.99           956     2007
                                                                                10.55             11.66            --     2006
                                                                                10.00             10.55            --     2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           16.27              9.49        26,897     2007
                                                                                14.02             16.27        14,626     2006
                                                                                13.74             14.02        11,983     2005
                                                                                12.92             13.74         9,185     2004
                                                                                10.00             12.92         1,498     2003
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.14             11.08        78,688     2007
                                                                                 9.61             10.14        79,976     2006
                                                                                 9.37              9.61        91,062     2005
                                                                                 8.73              9.37        82,552     2004
                                                                                 7.24              8.73        51,479     2003
                                                                                10.00              7.24        20,603     2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $11.78            $12.76        139,552    2007
                                                                     10.62             11.78        148,657    2006
                                                                     10.09             10.62        184,962    2005
                                                                      9.23             10.09        178,250    2004
                                                                      7.70              9.23         86,862    2003
                                                                     10.00              7.70         35,076    2002
-------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                10.77             10.84         41,039    2007
                                                                      9.69             10.77         48,224    2006
                                                                      9.38              9.69         49,351    2005
                                                                      8.97              9.38         48,727    2004
                                                                      6.83              8.97         45,717    2003
                                                                     10.00              6.83          7,509    2002
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares             12.33             12.55         39,714    2007
                                                                     11.78             12.33         35,099    2006
                                                                     11.78             11.78         29,430    2005
                                                                     11.13             11.78         13,199    2004
                                                                     10.28             11.13          5,724    2003
                                                                     10.00             10.28             --    2002
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 13.86             14.17         97,491    2007
                                                                     12.62             13.86        100,223    2006
                                                                     12.50             12.62         78,093    2005
                                                                     11.44             12.50         38,814    2004
                                                                     10.03             11.44          5,547    2003
                                                                     10.00             10.03             --    2002
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    20.12             25.26         86,763    2007
                                                                     15.61             20.12         84,637    2006
                                                                     13.61             15.61         51,763    2005
                                                                     10.65             13.61         34,079    2004
                                                                      7.99             10.65          8,480    2003
                                                                     10.00              7.99          4,054    2002
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     12.17             16.37         11,265    2007
                                                                     11.16             12.17         53,690    2006
                                                                     10.94             11.16         51,345    2005
                                                                     10.00             10.94         10,799    2004
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         14.61             12.39         46,790    2007
                                                                     13.79             14.61        207,571    2006
                                                                     13.37             13.79        218,436    2005
                                                                     12.74             13.37        199,631    2004
                                                                      9.91             12.74         66,420    2003
                                                                     10.00              9.91             --    2002
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            15.97             16.37        187,130    2007
                                                                     13.83             15.97        179,899    2006
                                                                     12.32             13.83        154,205    2005
                                                                     10.53             12.32        116,739    2004
                                                                      7.49             10.53         89,718    2003
                                                                     10.00              7.49         47,524    2002
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                  12.29             16.67        191,919    2007
                                                                     10.89             12.29        342,806    2006
                                                                     10.46             10.89        343,711    2005
                                                                      9.74             10.46        331,477    2004
                                                                      7.83              9.74        242,188    2003
                                                                     10.00              7.83        127,593    2002
-------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares               $19.11            $12.60        310,406    2007
                                                                             16.94             19.11        132,372    2006
                                                                             15.69             16.94        116,049    2005
                                                                             13.38             15.69         97,208    2004
                                                                              9.43             13.38         53,612    2003
                                                                             10.00              9.43             --    2002
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               15.69             18.54        120,915    2007
                                                                             15.53             15.69         10,710    2006
                                                                             14.09             15.53          9,710    2005
                                                                             11.99             14.09          8,229    2004
                                                                             10.00             11.99          4,842    2003
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.70             11.39          3,099    2007
                                                                             10.40             10.70          3,487    2006
                                                                             10.00             10.40          3,762    2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        13.92             14.17        157,655    2007
                                                                             12.97             13.92        175,777    2006
                                                                             12.66             12.97        146,080    2005
                                                                             11.74             12.66        130,738    2004
                                                                              9.71             11.74         76,350    2003
                                                                             10.00              9.71         39,904    2002
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         12.99             14.02        201,272    2007
                                                                             13.03             12.99        227,719    2006
                                                                             12.66             13.03        240,910    2005
                                                                             11.96             12.66        200,187    2004
                                                                             11.70             11.96        130,619    2003
                                                                             10.00             11.70        101,339    2002
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.21             10.79         94,732    2007
                                                                              9.98             10.21         36,640    2006
                                                                             10.00              9.98         18,052    2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      11.75             12.57        574,335    2007
                                                                             11.50             11.75        563,996    2006
                                                                             11.41             11.50        558,252    2005
                                                                             11.05             11.41        507,955    2004
                                                                             10.69             11.05        389,832    2003
                                                                             10.00             10.69        242,867    2002
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      14.57             20.22         15,035    2007
                                                                             14.61             14.57          3,233    2006
                                                                             13.02             14.61          2,683    2005
                                                                             12.12             13.02          5,487    2004
                                                                             10.00             12.12          4,620    2003
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          18.66             16.00          3,211    2007
                                                                             16.69             18.66         15,086    2006
                                                                             13.99             16.69          3,107    2005
                                                                             12.32             13.99            965    2004
                                                                             10.00             12.32             --    2003
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             17.78             25.84         17,632    2007
                                                                             14.85             17.78         13,480    2006
                                                                             10.00             14.85          2,289    2005
---------------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                    $ 9.77            $11.33        41,727     2007
   (formerly, OTC Fund)                                   9.39              9.77        45,816     2006
                                                          9.44              9.39        49,381     2005
                                                          8.77              9.44        48,742     2004
                                                          6.13              8.77        26,900     2003
                                                         10.00              6.13        13,798     2002
-------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         10.00              9.75            --     2007
-------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  13.99             13.44        98,399     2007
                                                         12.25             13.99        96,181     2006
                                                         11.95             12.25        91,949     2005
                                                         10.35             11.95        61,659     2004
                                                          8.05             10.35        23,679     2003
                                                         10.00              8.05            --     2002
-------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares           9.59             11.01        15,281     2007
                                                          9.50              9.59        10,706     2006
                                                          8.97              9.50        10,502     2005
                                                          8.54              8.97         9,109     2004
                                                          7.26              8.54         6,477     2003
                                                         10.00              7.26            --     2002
-------------------------------------------------------------------------------------------------------
XTF Advisors Trust
-------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                    10.00              9.86         4,592     2007
-------------------------------------------------------------------------------------------------------

               Annual Step-Up Death Benefit Rider Option Elected

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $16.19            $16.13           945     2007
                                                                          14.57             16.19           955     2006
                                                                          14.05             14.57           955     2005
                                                                          12.89             14.05         1,253     2004
                                                                          10.00             12.89           466     2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    9.91             10.92         1,235     2007
                                                                           9.48              9.91         1,262     2006
                                                                           8.86              9.48           671     2005
                                                                           8.45              8.86           696     2004
                                                                           6.63              8.45         1,093     2003
                                                                           8.91              6.63           988     2002
                                                                          10.00              8.91           302     2001
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.79             11.48         4,019     2007
                                                                          10.00             10.79         8,022     2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    16.05             14.88            --     2007
                                                                          11.47             16.05            --     2006
                                                                          10.00             11.47            --     2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  15.47             17.41         1,150     2007
                                                                          12.30             15.47         1,150     2006
                                                                          10.63             12.30            --     2005
                                                                          10.00             10.63            --     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.19             11.59            --     2007
                                                                          10.00             10.19            --     2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.19            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                14.79             17.43            --     2007
                                                                          13.87             14.79            --     2006
                                                                          13.61             13.87            --     2005
                                                                          13.16             13.61            --     2004
                                                                          10.00             13.16            --     2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                11.94             12.31        36,402     2007
                                                                          10.38             11.94        43,952     2006
                                                                          10.09             10.38        53,117     2005
                                                                           9.22             10.09        54,273     2004
                                                                           7.09              9.22        63,264     2003
                                                                           9.28              7.09        64,654     2002
                                                                          10.00              9.28        16,785     2001
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              16.05             16.66         1,124     2007
                                                                          12.07             16.05         1,124     2006
                                                                          10.54             12.07            --     2005
                                                                          10.00             10.54            --     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                  8.58              9.59        15,083     2007
                                                                           8.78              8.58        16,785     2006
                                                                           7.77              8.78        30,628     2005
                                                                           7.29              7.77        17,236     2004
                                                                           6.01              7.29        18,188     2003
                                                                           8.84              6.01         6,812     2002
                                                                          10.00              8.84         2,429     2001
------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            $11.55            $12.91         1,065     2007
                                                                      10.63             11.55         1,065     2006
                                                                      10.30             10.63         1,528     2005
                                                                       9.16             10.30         1,528     2004
                                                                       6.26              9.16         1,528     2003
                                                                       9.37              6.26         1,529     2002
                                                                      10.00              9.37            --     2001
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                  16.48             16.20            --     2007
                                                                      14.31             16.48            --     2006
                                                                      13.91             14.31            --     2005
                                                                      12.51             13.91            --     2004
                                                                       9.83             12.51            --     2003
                                                                      10.00              9.83            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                    18.44             21.41            --     2007
                                                                      14.99             18.44            --     2006
                                                                      13.46             14.99            --     2005
                                                                      11.91             13.46            --     2004
                                                                       9.72             11.91            --     2003
                                                                      10.00              9.72            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                         12.31             14.65            --     2007
                                                                      12.93             12.31            --     2006
                                                                      12.87             12.93            --     2005
                                                                      11.83             12.87            --     2004
                                                                       9.63             11.83            --     2003
                                                                      10.00              9.63            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                            17.08             15.93            --     2007
                                                                      14.63             17.08            --     2006
                                                                      14.17             14.63            --     2005
                                                                      12.60             14.17            --     2004
                                                                       9.93             12.60            --     2003
                                                                      10.00              9.93            --     2002
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                             9.94             10.70         2,012     2007
                                                                       9.94              9.94         2,012     2006
                                                                      10.00              9.94            --     2005
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 13.11             13.09            --     2007
                                                                      10.96             13.11            --     2006
                                                                      10.86             10.96            --     2005
                                                                      10.00             10.86            --     2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           12.65             14.53            --     2007
                                                                      11.05             12.65            --     2006
                                                                      10.00             11.05            --     2005
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            12.39             13.17            --     2007
                                                                      11.78             12.39            --     2006
                                                                      10.85             11.78            --     2005
                                                                      10.00             10.85            --     2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         13.40             13.02            --     2007
                                                                      12.13             13.40            --     2006
                                                                      11.20             12.13            --     2005
                                                                      10.00             11.20            --     2004
--------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A                    $15.13            $17.48         6,108     2007
                                                                              14.50             15.13         6,984     2006
                                                                              13.72             14.50         7,827     2005
                                                                              12.35             13.72         8,786     2004
                                                                              10.00             12.35         7,561     2003
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund, Variable Series           21.85             25.71         3,968     2007
   -- Class B                                                                 18.03             21.85         5,572     2006
                                                                              15.33             18.03         4,767     2005
                                                                              13.37             15.33         5,263     2004
                                                                              10.00             13.37         5,090     2003
----------------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial           16.17             16.14            --     2007
   Shares                                                                     15.26             16.17            --     2006
                                                                              14.21             15.26            --     2005
                                                                              12.63             14.21            --     2004
                                                                               9.74             12.63            --     2003
                                                                              10.00              9.74            --     2002
----------------------------------------------------------------------------------------------------------------------------
 Dreyfus Variable Investment Fund -- Money Market Portfolio                   10.14              9.04           598     2007
                                                                               9.85             10.14            --     2006
                                                                               9.76              9.85            --     2005
                                                                               9.87              9.76            --     2004
                                                                               9.98              9.87            --     2003
                                                                              10.00              9.98            --     2002
----------------------------------------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares          8.53             10.46            --     2007
                                                                               7.94              8.53           585     2006
                                                                               7.79              7.94           575     2005
                                                                               7.46              7.79           539     2004
                                                                               4.57              7.46           565     2003
                                                                               8.62              4.57            --     2002
                                                                              10.00              8.62            --     2001
----------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity VIP -- Class B Shares                          17.07             16.42            --     2007
                                                                              14.68             17.07            --     2006
                                                                              13.89             14.68            --     2005
                                                                              12.43             13.89            --     2004
                                                                               9.61             12.43            --     2003
                                                                              10.00              9.61            --     2002
----------------------------------------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value VIP -- Class B Shares                         21.87             22.08            --     2007
                                                                              17.85             21.87            --     2006
                                                                              16.53             17.85            --     2005
                                                                              13.39             16.53            --     2004
                                                                               9.61             13.39            --     2003
                                                                              10.00              9.61            --     2002
----------------------------------------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B Shares                                         14.97             16.76            --     2007
                                                                              15.15             14.97            --     2006
                                                                              14.92             15.15            --     2005
                                                                              14.95             14.92            --     2004
                                                                              10.40             14.95            --     2003
                                                                              10.00             10.40            --     2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                         $10.82            $10.81        21,758     2007
                                                                        10.43             10.82        27,567     2006
                                                                        10.21             10.43        23,505     2005
                                                                        10.09             10.21        36,250     2004
                                                                         9.96             10.09        26,638     2003
                                                                        10.00              9.96            --     2002
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     14.38             15.01         2,288     2007
                                                                        14.62             14.38         2,336     2006
                                                                        13.89             14.62         2,274     2005
                                                                        13.29             13.89         2,410     2004
                                                                        10.40             13.29         2,410     2003
                                                                        10.00             10.40            --     2002
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    11.24             12.35            --     2007
                                                                        10.81             11.24            --     2006
                                                                        10.61             10.81            --     2005
                                                                        10.00             10.61            --     2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  13.56             13.76         4,100     2007
                                                                        12.47             13.56         4,396     2006
                                                                        12.39             12.47         4,817     2005
                                                                        11.44             12.39         5,064     2004
                                                                         9.55             11.44         7,968     2003
                                                                         9.58              9.55         3,837     2002
                                                                        10.00              9.58            53     2001
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           18.40             21.83           826     2007
                                                                        16.32             18.40           930     2006
                                                                        14.97             16.32         1,002     2005
                                                                        13.30             14.97           903     2004
                                                                        10.00             13.30         1,979     2003
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    11.13             12.61            --     2007
                                                                        10.56             11.13            --     2006
                                                                        10.35             10.56            --     2005
                                                                        10.00             10.35            --     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.42             11.14            --     2007
                                                                        10.00             10.42            --     2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        15.05             17.36         8,899     2007
                                                                        13.73             15.05        12,607     2006
                                                                        11.97             13.73         6,244     2005
                                                                        10.57             11.97         5,576     2004
                                                                         8.38             10.57         8,161     2003
                                                                         9.43              8.38         3,086     2002
                                                                        10.00              9.43           808     2001
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         15.65             16.43            --     2007
                                                                        13.98             15.65            --     2006
                                                                        11.78             13.98            --     2005
                                                                        11.83             11.78            --     2004
                                                                        10.00             11.83            --     2003
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 $12.88            $12.83        25,156     2007
                                                                                  10.92             12.88        26,754     2006
                                                                                  10.52             10.92        26,910     2005
                                                                                   9.62             10.52        26,278     2004
                                                                                   7.52              9.62        26,370     2003
                                                                                   9.23              7.52         9,911     2002
                                                                                  10.00              9.23         2,062     2001
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                          8.75             12.59         7,993     2007
                                                                                   8.35              8.75         8,414     2006
                                                                                   8.05              8.35        10,198     2005
                                                                                   7.93              8.05        11,174     2004
                                                                                   6.09              7.93        12,463     2003
                                                                                   8.88              6.09        12,319     2002
                                                                                  10.00              8.88           468     2001
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                11.45             10.90         7,921     2007
                                                                                  10.31             11.45        10,346     2006
                                                                                   9.76             10.31        14,267     2005
                                                                                   9.41              9.76        14,660     2004
                                                                                   7.75              9.41        15,727     2003
                                                                                   9.47              7.75        10,540     2002
                                                                                  10.00              9.47           158     2001
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          10.00             10.10            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        19.30             21.89         9,930     2007
                                                                                  17.46             19.30        10,501     2006
                                                                                  15.04             17.46        12,515     2005
                                                                                  12.27             15.04        13,468     2004
                                                                                   9.02             12.27        26,957     2003
                                                                                  10.20              9.02        13,738     2002
                                                                                  10.00             10.20         1,571     2001
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               12.94             13.42         2,265     2007
                                                                                  11.34             12.94         2,265     2006
                                                                                  11.26             11.34            --     2005
                                                                                  10.00             11.26            --     2004
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               12.09             12.33           811     2007
                                                                                  10.39             12.09         1,745     2006
                                                                                  10.00             10.39            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     14.14             14.77            --     2007
                                                                                  12.96             14.14            --     2006
                                                                                  13.05             12.96            --     2005
                                                                                  12.29             13.05            --     2004
                                                                                   9.84             12.29            --     2003
                                                                                  10.00              9.84            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.91            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 16.90             17.19         1,819     2007
                                                                                  14.51             16.90         1,819     2006
                                                                                  13.34             14.51         1,819     2005
                                                                                  12.05             13.34         1,819     2004
                                                                                   9.79             12.05         1,818     2003
                                                                                  10.00              9.79            --     2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares             $18.77            $21.31             --    2007
                                                                   15.70             18.77             --    2006
                                                                   14.50             15.70             --    2005
                                                                   12.44             14.50             --    2004
                                                                    9.56             12.44             --    2003
                                                                   10.00              9.56             --    2002
-----------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares         18.08             19.56             --    2007
                                                                   15.17             18.08             --    2006
                                                                   14.90             15.17             --    2005
                                                                   13.09             14.90             --    2004
                                                                   10.09             13.09             --    2003
                                                                   10.00             10.09             --    2002
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares               11.04             11.11             --    2007
                                                                   10.00             11.04             --    2006
                                                                   10.00             11.04             --    2006
-----------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                         11.58             12.54         16,997    2007
   (formerly, Value Equity Fund)                                    9.99             11.58         20,165    2006
                                                                    9.76              9.99         16,770    2005
                                                                    9.06              9.76          6,342    2004
                                                                    7.42              9.06          7,469    2003
                                                                    9.16              7.42          8,216    2002
                                                                   10.00              9.16             --    2001
-----------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                    11.35             11.70          3,110    2007
                                                                   11.06             11.35          2,929    2006
                                                                   11.02             11.06          2,818    2005
                                                                   10.83             11.02          3,343    2004
                                                                   10.63             10.83          2,648    2003
                                                                   10.00             10.63             --    2002
-----------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                            14.13             15.65         17,818    2007
                                                                   13.25             14.13         18,261    2006
                                                                   12.06             13.25         20,514    2005
                                                                   10.57             12.06         11,511    2004
                                                                    8.08             10.57         11,435    2003
                                                                    9.53              8.08         17,118    2002
                                                                   10.00              9.53             --    2001
-----------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                 1.03              1.06         29,200    2007
                                                                    1.00              1.03         34,658    2006
                                                                    0.99              1.00         33,949    2005
                                                                    1.00              0.99         49,033    2004
                                                                    1.01              1.00        123,772    2003
                                                                    1.01              1.01        179,540    2002
                                                                    1.00              1.01          9,904    2001
-----------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                     10.31             10.68          2,497    2007
                                                                    9.61             10.31          2,594    2006
                                                                    9.65              9.61          2,674    2005
                                                                    9.16              9.65          2,675    2004
                                                                    7.23              9.16          2,768    2003
                                                                    9.30              7.23          1,795    2002
                                                                   10.00              9.30             29    2001
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                    23.36             19.56          1,449    2007
                                                                   17.86             23.36          1,420    2006
                                                                   16.24             17.86          1,389    2005
                                                                   12.48             16.24          1,406    2004
                                                                   10.00             12.48          1,901    2003
-----------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                   $11.18            $11.56        38,662     2007
                                                            9.85             11.18        41,803     2006
                                                            9.58              9.85        47,120     2005
                                                            8.82              9.58        42,619     2004
                                                            6.99              8.82        47,772     2003
                                                            9.16              6.99        34,661     2002
                                                           10.00              9.16         2,381     2001
---------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                  15.08             15.18        19,549     2007
                                                           13.54             15.08        20,364     2006
                                                           12.56             13.54        21,399     2005
                                                           11.09             12.56        13,726     2004
                                                            9.09             11.09        14,785     2003
                                                           10.73              9.09         8,759     2002
                                                           10.00             10.73         1,266     2001
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                      13.86             15.22        17,188     2007
                                                           12.39             13.86        14,668     2006
                                                           12.15             12.39        15,026     2005
                                                           11.42             12.15         9,115     2004
                                                           10.00             11.42         8,700     2003
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                      10.61             11.64            --     2007
                                                           10.00             10.61            --     2006
---------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                       10.89             11.56        14,855     2007
                                                            9.53             10.89        14,866     2006
                                                            9.46              9.53        14,866     2005
                                                            8.89              9.46         4,238     2004
                                                            7.33              8.89         4,238     2003
                                                            9.23              7.33         5,075     2002
                                                           10.00              9.23            28     2001
---------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         12.99             13.19            --     2007
                                                           11.37             12.99            --     2006
                                                           10.00             11.37            --     2005
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                     12.20             13.23        16,510     2007
                                                           11.24             12.20        20,331     2006
                                                           10.61             11.24        23,284     2005
                                                            9.96             10.61        26,410     2004
                                                            8.91              9.96        36,951     2003
                                                            9.70              8.91        41,381     2002
                                                           10.00              9.70         2,523     2001
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                        11.55             15.51         2,050     2007
                                                           10.76             11.55         2,064     2006
                                                            9.72             10.76         2,542     2005
                                                            8.38              9.72         1,121     2004
                                                            7.08              8.38         1,277     2003
                                                            8.57              7.08         1,214     2002
                                                           10.00              8.57         1,718     2001
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares         18.03             22.70         1,242     2007
                                                           12.50             18.03         1,255     2006
                                                            9.64             12.50         2,650     2005
                                                            8.25              9.64         3,017     2004
                                                            6.24              8.25         2,519     2003
                                                            8.54              6.24           891     2002
                                                           10.00              8.54           470     2001
---------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                                      $11.04            $10.23        21,774     2007
                                                                                10.77             11.04            --     2006
                                                                                10.66             10.77            --     2005
                                                                                10.39             10.66            --     2004
                                                                                10.19             10.39            --     2003
                                                                                10.00             10.19            --     2002
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                                       19.56             21.03            --     2007
                                                                                16.29             19.56            --     2006
                                                                                14.96             16.29            --     2005
                                                                                12.85             14.96            --     2004
                                                                                 9.87             12.85            --     2003
                                                                                10.00              9.87            --     2002
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                                              19.03             19.17         1,695     2007
                                                                                16.56             19.03         1,696     2006
                                                                                15.42             16.56         1,695     2005
                                                                                12.95             15.42         1,695     2004
                                                                                 9.87             12.95         1,695     2003
                                                                                10.00              9.87            --     2002
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                                              18.49             17.15         1,721     2007
                                                                                16.34             18.49         1,721     2006
                                                                                16.07             16.34         1,721     2005
                                                                                12.85             16.07         1,721     2004
                                                                                 9.61             12.85         1,721     2003
                                                                                10.00              9.61            --     2002
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio                                 15.22             15.21            --     2007
                                                                                13.27             15.22            --     2006
                                                                                13.31             13.27            --     2005
                                                                                12.36             13.31            --     2004
                                                                                 9.81             12.36            --     2003
                                                                                10.00              9.81            --     2002
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                        10.70             11.17            --     2007
                                                                                10.00             10.70            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       10.43             10.90            --     2007
                                                                                10.00             10.43            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1              11.00             11.94            --     2007
                                                                                10.00             11.00            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1              9.99             11.52            --     2007
                                                                                10.00              9.99            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                    10.86             11.22            --     2007
                                                                                10.00             10.86            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                 10.43             11.03            --     2007
                                                                                10.00             10.43            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                 10.21             11.20            --     2007
                                                                                10.00             10.21            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1         10.27             10.38            --     2007
                                                                                10.00             10.27            --     2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $15.78            $15.58            --     2007
                                                                                14.48             15.78            --     2006
                                                                                13.43             14.48            --     2005
                                                                                12.56             13.43            --     2004
                                                                                10.00             12.56            --     2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.65              9.99            --     2007
                                                                                10.55             11.65            --     2006
                                                                                10.00             10.55            --     2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           16.24              9.49            --     2007
                                                                                14.00             16.24            --     2006
                                                                                13.73             14.00            --     2005
                                                                                12.92             13.73            --     2004
                                                                                10.00             12.92            --     2003
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   8.62              9.41         6,001     2007
                                                                                 8.17              8.62         5,923     2006
                                                                                 7.97              8.17         6,448     2005
                                                                                 7.44              7.97         6,521     2004
                                                                                 6.17              7.44         5,766     2003
                                                                                 8.67              6.17        15,424     2002
                                                                                10.00              8.67           504     2001
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         10.65             11.52         5,083     2007
                                                                                 9.61             10.65         5,254     2006
                                                                                 9.13              9.61         5,385     2005
                                                                                 8.35              9.13         5,849     2004
                                                                                 6.97              8.35         5,421     2003
                                                                                 8.99              6.97         5,971     2002
                                                                                10.00              8.99           426     2001
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           10.22             10.28         4,208     2007
                                                                                 9.21             10.22         4,402     2006
                                                                                 8.91              9.21         4,693     2005
                                                                                 8.53              8.91         4,837     2004
                                                                                 6.50              8.53         4,938     2003
                                                                                 9.69              6.50         2,072     2002
                                                                                10.00              9.69            --     2001
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        12.31             12.52            --     2007
                                                                                11.76             12.31            --     2006
                                                                                11.77             11.76            --     2005
                                                                                11.13             11.77            --     2004
                                                                                10.27             11.13            --     2003
                                                                                10.00             10.27            --     2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            13.83             14.14            --     2007
                                                                                12.59             13.83            --     2006
                                                                                12.48             12.59            --     2005
                                                                                11.43             12.48            --     2004
                                                                                10.02             11.43            --     2003
                                                                                10.00             10.02            --     2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               15.06             18.90         7,742     2007
                                                                                11.69             15.06        12,726     2006
                                                                                10.20             11.69         7,153     2005
                                                                                 7.99             10.20         8,475     2004
                                                                                 5.99              7.99         7,726     2003
                                                                                 7.90              5.99         8,996     2002
                                                                                10.00              7.90            62     2001
------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                            $12.16            $16.33           106     2007
                                                                             11.14             12.16            --     2006
                                                                             10.93             11.14            --     2005
                                                                             10.00             10.93            --     2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 14.58             12.37            --     2007
                                                                             13.77             14.58           238     2006
                                                                             13.35             13.77           267     2005
                                                                             12.73             13.35           109     2004
                                                                              9.91             12.73            --     2003
                                                                             10.00              9.91            --     2002
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    15.26             16.33           213     2007
                                                                             13.22             15.26         7,457     2006
                                                                             11.78             13.22         8,070     2005
                                                                             10.08             11.78        14,961     2004
                                                                              7.17             10.08         8,202     2003
                                                                              9.39              7.17         3,631     2002
                                                                             10.00              9.39           924     2001
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          11.48             15.92         7,003     2007
                                                                             10.17             11.48        23,006     2006
                                                                              9.78             10.17        25,255     2005
                                                                              9.11              9.78        23,156     2004
                                                                              7.33              9.11        34,292     2003
                                                                              9.20              7.33        24,867     2002
                                                                             10.00              9.20         2,197     2001
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                19.07             11.76        20,053     2007
                                                                             16.91             19.07         4,327     2006
                                                                             15.67             16.91         4,358     2005
                                                                             13.37             15.67         4,764     2004
                                                                              9.40             13.37         4,423     2003
                                                                             10.00              9.40            --     2002
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               15.66             18.49         3,734     2007
                                                                             15.51             15.66           112     2006
                                                                             14.08             15.51           112     2005
                                                                             11.99             14.08           126     2004
                                                                             10.00             11.99           126     2003
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.70             11.38            --     2007
                                                                             10.39             10.70            --     2006
                                                                             10.00             10.39            --     2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        13.93             14.18        15,878     2007
                                                                             12.99             13.93        17,739     2006
                                                                             12.68             12.99        18,941     2005
                                                                             11.77             12.68        19,854     2004
                                                                              9.74             11.77        26,070     2003
                                                                             10.03              9.74        13,819     2002
                                                                             10.00             10.03           317     2001
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         13.66             14.74         8,388     2007
                                                                             13.73             13.66        18,565     2006
                                                                             13.33             13.73        19,045     2005
                                                                             12.60             13.33        18,407     2004
                                                                             12.33             12.60        23,243     2003
                                                                             10.49             12.33        27,306     2002
                                                                             10.00             10.66        10,046     2001
---------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares        $10.20            $10.77            --     2007
                                                                 9.97             10.20            --     2006
                                                                10.00              9.97            --     2005
                                                                10.00              9.97            --     2005
--------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         12.41             13.27        41,668     2007
                                                                12.15             12.41        53,436     2006
                                                                12.06             12.15        55,425     2005
                                                                11.69             12.06        64,580     2004
                                                                11.32             11.69        85,023     2003
                                                                10.51             11.32        62,340     2002
                                                                10.00             10.55         8,306     2001
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         14.55             20.17            --     2007
                                                                14.59             14.55            --     2006
                                                                13.01             14.59            --     2005
                                                                12.13             13.01            --     2004
                                                                10.00             12.13            --     2003
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             18.63             15.96            --     2007
                                                                16.67             18.63            --     2006
                                                                13.98             16.67            --     2005
                                                                12.34             13.98            --     2004
                                                                10.00             12.34            --     2003
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                17.77             25.81            --     2007
                                                                14.84             17.77            --     2006
                                                                10.00             14.84            --     2005
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                             8.21              9.51         3,344     2007
   (formerly, OTC Fund)                                          7.89              8.21         3,347     2006
                                                                 7.94              7.89         3,335     2005
                                                                 7.38              7.94         8,330     2004
                                                                 5.16              7.38         4,636     2003
                                                                 8.58              5.16         5,514     2002
                                                                10.00              8.58            --     2001
--------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                10.00              9.74            --     2007
--------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                         13.95             13.40           712     2007
                                                                12.22             13.95           690     2006
                                                                11.94             12.22         1,254     2005
                                                                10.34             11.94         1,461     2004
                                                                 8.03             10.34         1,315     2003
                                                                10.00              8.03            --     2002
--------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                  9.57             10.98         1,551     2007
                                                                 9.48              9.57         1,515     2006
                                                                 8.96              9.48         1,490     2005
                                                                 8.53              8.96            41     2004
                                                                 7.25              8.53            12     2003
                                                                10.00              7.25            --     2002
--------------------------------------------------------------------------------------------------------------
XTF Advisors Trust
--------------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                           10.00              9.86            --     2007
--------------------------------------------------------------------------------------------------------------

Annual Step-Up Death Benefit Rider and Enhanced Payment Benefit Options Elected

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $16.10            $16.02         2,386     2007
                                                                          14.51             16.10         2,719     2006
                                                                          14.02             14.51         3,805     2005
                                                                          12.88             14.02         7,503     2004
                                                                          10.00             12.88         6,296     2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   10.97             12.07         4,523     2007
                                                                          10.51             10.97         5,954     2006
                                                                           9.83             10.51         2,675     2005
                                                                           9.39              9.83         2,844     2004
                                                                           7.38              9.39         2,931     2003
                                                                          10.00              7.38            --     2002
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.78             11.45         4,559     2007
                                                                          10.00             10.78         4,163     2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    16.01             14.82         1,190     2007
                                                                          11.46             16.01           154     2006
                                                                          10.00             11.46            --     2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  15.42             17.33         2,445     2007
                                                                          12.28             15.42           665     2006
                                                                          10.62             12.28         2,267     2005
                                                                          10.00             10.62            --     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth -- Series I shares                            10.18             11.56            --     2007
                                                                          10.00             10.18            --     2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.18            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                14.70             17.31           250     2007
                                                                          13.81             14.70           250     2006
                                                                          13.57             13.81           524     2005
                                                                          13.15             13.57         3,077     2004
                                                                          10.00             13.15         3,005     2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                12.63             13.00        68,873     2007
                                                                          10.99             12.63        80,359     2006
                                                                          10.70             10.99        86,656     2005
                                                                           9.80             10.70        87,605     2004
                                                                           7.55              9.80        72,558     2003
                                                                          10.00              7.55        29,436     2002
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              16.00             16.58        10,866     2007
                                                                          12.06             16.00         5,985     2006
                                                                          10.54             12.06         5,913     2005
                                                                          10.00             10.54            --     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 10.10             11.26        11,650     2007
                                                                          10.35             10.10        17,631     2006
                                                                           9.18             10.35        17,191     2005
                                                                           8.62              9.18        19,610     2004
                                                                           7.12              8.62        16,464     2003
                                                                          10.00              7.12         3,300     2002
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 12.40             13.85           984     2007
                                                                          11.42             12.40           984     2006
                                                                          11.10             11.42            --     2005
                                                                           9.88             11.10            --     2004
                                                                           6.77              9.88            --     2003
                                                                          10.00              6.77            --     2002
------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 $16.37            $16.07            --     2007
                                                                      14.23             16.37            --     2006
                                                                      13.86             14.23            --     2005
                                                                      12.49             13.86            --     2004
                                                                       9.84             12.49            --     2003
                                                                      10.00              9.84            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                    18.32             21.24         1,014     2007
                                                                      14.92             18.32           844     2006
                                                                      13.42             14.92         1,594     2005
                                                                      11.89             13.42            --     2004
                                                                       9.73             11.89            --     2003
                                                                      10.00              9.73            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                            12.23             14.53           183     2007
                                                                      12.87             12.23           458     2006
                                                                      12.83             12.87         1,225     2005
                                                                      11.80             12.83         1,061     2004
                                                                       9.63             11.80           902     2003
                                                                      10.00              9.63            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                            16.97             15.81           211     2007
                                                                      14.56             16.97           211     2006
                                                                      14.12             14.56           155     2005
                                                                      12.57             14.12            --     2004
                                                                       9.94             12.57            --     2003
                                                                      10.00              9.94            --     2002
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                             9.91             10.66         4,901     2007
                                                                       9.93              9.91         4,617     2006
                                                                      10.00              9.93            --     2005
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 13.06             13.02           254     2007
                                                                      10.93             13.06            --     2006
                                                                      10.85             10.93            --     2005
                                                                      10.00             10.85            --     2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           12.62             14.47            --     2007
                                                                      11.03             12.62            --     2006
                                                                      10.00             11.03            --     2005
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            12.34             13.10           270     2007
                                                                      11.75             12.34            --     2006
                                                                      10.84             11.75            --     2005
                                                                      10.00             10.84            --     2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         13.34             12.95           342     2007
                                                                      12.10             13.34           434     2006
                                                                      11.19             12.10            --     2005
                                                                      10.00             11.19            --     2004
--------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
--------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            15.05             17.36         3,789     2007
                                                                      14.45             15.05        11,408     2006
                                                                      13.69             14.45         9,141     2005
                                                                      12.33             13.69         7,853     2004
                                                                      10.00             12.33            --     2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund, Variable Series          $21.73            $25.53          4,377    2007
   -- Class B                                                                 17.95             21.73          2,991    2006
                                                                              15.30             17.95          2,447    2005
                                                                              13.36             15.30          1,931    2004
                                                                              10.00             13.36          1,127    2003
----------------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial           16.07             16.01            138    2007
   Shares                                                                     15.18             16.07            168    2006
                                                                              14.16             15.18             --    2005
                                                                              12.60             14.16             --    2004
                                                                               9.75             12.60             --    2003
                                                                              10.00              9.75             --    2002
----------------------------------------------------------------------------------------------------------------------------
 Dreyfus Variable Investment Fund -- Money Market Portfolio                   10.08             10.53             --    2007
                                                                               9.81             10.08          3,383    2006
                                                                               9.73              9.81          2,189    2005
                                                                               9.85              9.73          3,207    2004
                                                                               9.99              9.85             --    2003
                                                                              10.00              9.99             --    2002
----------------------------------------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares          9.95             10.37          7,916    2007
                                                                               9.27              9.95             --    2006
                                                                               9.12              9.27             --    2005
                                                                               8.74              9.12             --    2004
                                                                               7.06              8.74             --    2003
                                                                              10.00              7.06             --    2002
----------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity VIP -- Class B Shares                          16.96             16.29          2,407    2007
                                                                              14.61             16.96          1,478    2006
                                                                              13.84             14.61             --    2005
                                                                              12.40             13.84             --    2004
                                                                               9.61             12.40             --    2003
                                                                              10.00              9.61             --    2002
----------------------------------------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value VIP -- Class B Shares                         21.73             21.91            200    2007
                                                                              17.76             21.73            340    2006
                                                                              16.47             17.76            386    2005
                                                                              13.36             16.47            399    2004
                                                                               9.62             13.36             38    2003
                                                                              10.00              9.62             --    2002
----------------------------------------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B Shares                                         14.87             16.63            582    2007
                                                                              15.08             14.87            582    2006
                                                                              14.87             15.08            582    2005
                                                                              14.92             14.87            582    2004
                                                                              10.40             14.92            582    2003
                                                                              10.00             10.40             --    2002
----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                 10.75             10.72        109,638    2007
                                                                              10.37             10.75        119,311    2006
                                                                              10.17             10.37        119,710    2005
                                                                              10.07             10.17         73,987    2004
                                                                               9.97             10.07          8,927    2003
                                                                              10.00              9.97             --    2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                    $14.28            $14.89         2,196     2007
                                                                        14.55             14.28         2,277     2006
                                                                        13.84             14.55         2,222     2005
                                                                        13.27             13.84         2,313     2004
                                                                        10.40             13.27         1,094     2003
                                                                        10.00             10.40            --     2002
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    11.20             12.28            --     2007
                                                                        10.78             11.20            --     2006
                                                                        10.60             10.78            --     2005
                                                                        10.00             10.60            --     2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  13.81             13.99        16,058     2007
                                                                        12.71             13.81        15,487     2006
                                                                        12.66             12.71         9,934     2005
                                                                        11.70             12.66         8,133     2004
                                                                         9.78             11.70        10,220     2003
                                                                        10.00              9.78         1,030     2002
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           18.30             21.67         8,414     2007
                                                                        16.26             18.30        10,286     2006
                                                                        14.93             16.26         7,779     2005
                                                                        13.28             14.93         5,995     2004
                                                                         7.90             13.28         3,471     2003
                                                                        10.00              7.90           427     2002
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    11.09             12.54            --     2007
                                                                        10.53             11.09            --     2006
                                                                        10.34             10.53            --     2005
                                                                        10.00             10.34            --     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.41             11.11           880     2007
                                                                        10.00             10.41            --     2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        15.65             18.02        40,009     2007
                                                                        14.30             15.65        50,160     2006
                                                                        12.48             14.30        53,025     2005
                                                                        11.04             12.48        29,932     2004
                                                                         8.77             11.04        13,793     2003
                                                                        10.00              8.77         2,258     2002
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         15.57             16.31           875     2007
                                                                        13.92             15.57           581     2006
                                                                        11.75             13.92            --     2005
                                                                        11.81             11.75            --     2004
                                                                        10.00             11.81            --     2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        13.35             13.28        63,321     2007
                                                                        11.34             13.35        61,282     2006
                                                                        10.94             11.34        65,539     2005
                                                                        10.01             10.94        60,159     2004
                                                                         7.84             10.01        52,444     2003
                                                                        10.00              7.84        22,674     2002
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                9.71             13.12         8,068     2007
                                                                         9.28              9.71         8,281     2006
                                                                         8.96              9.28         7,972     2005
                                                                         8.85              8.96         7,706     2004
                                                                         6.80              8.85         4,875     2003
                                                                        10.00              6.80         1,830     2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               $11.94            $12.08         9,191     2007
                                                                                  10.77             11.94         7,421     2006
                                                                                  10.22             10.77         7,979     2005
                                                                                   9.86             10.22         4,319     2004
                                                                                   8.13              9.86        13,084     2003
                                                                                  10.00              8.13        10,477     2002
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          10.00             10.09           155     2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        18.62             21.09        33,062     2007
                                                                                  16.87             18.62        41,814     2006
                                                                                  14.56             16.87        38,530     2005
                                                                                  11.89             14.56        38,518     2004
                                                                                   8.76             11.89        44,549     2003
                                                                                  10.00              8.76        42,836     2002
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               12.89             13.34           242     2007
                                                                                  11.31             12.89            --     2006
                                                                                  11.25             11.31            --     2005
                                                                                  10.00             11.25            --     2004
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               12.06             12.28        31,977     2007
                                                                                  10.38             12.06        16,110     2006
                                                                                  10.00             10.38           907     2005
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     14.05             14.66           406     2007
                                                                                  12.90             14.05           406     2006
                                                                                  13.00             12.90            --     2005
                                                                                  12.27             13.00            --     2004
                                                                                   9.85             12.27            --     2003
                                                                                  10.00              9.85            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.91            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 16.78             17.05         9,204     2007
                                                                                  14.44             16.78         6,472     2006
                                                                                  13.30             14.44           750     2005
                                                                                  12.02             13.30           906     2004
                                                                                   9.79             12.02           906     2003
                                                                                  10.00              9.79            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             18.64             21.13         5,037     2007
                                                                                  15.63             18.64         5,076     2006
                                                                                  14.45             15.63         2,319     2005
                                                                                  12.41             14.45         2,253     2004
                                                                                   9.57             12.41           202     2003
                                                                                  10.00              9.57            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                        17.96             19.40         1,287     2007
                                                                                  15.10             17.96         1,288     2006
                                                                                  14.85             15.10         1,028     2005
                                                                                  13.07             14.85           734     2004
                                                                                  10.09             13.07           734     2003
                                                                                  10.00             10.09            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              11.03             11.08         4,946     2007
                                                                                  10.00             11.03         3,452     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                      Number of
                                                    Accumulation      Accumulation  Accumulation
                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                      Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares             $12.20            $13.19         21,094    2007
   (formerly, Value Equity Fund)                        10.54             12.20         23,551    2006
                                                        10.31             10.54         24,466    2005
                                                         9.59             10.31         24,854    2004
                                                         7.87              9.59         26,208    2003
                                                        10.00              7.87          9,306    2002
------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         11.27             11.60         11,382    2007
                                                        11.00             11.27         12,946    2006
                                                        10.97             11.00             15    2005
                                                        10.81             10.97         14,741    2004
                                                        10.62             10.81         13,639    2003
                                                        10.00             10.62            160    2002
------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 13.91             15.38         29,006    2007
                                                        13.07             13.91         31,149    2006
                                                        11.91             13.07         27,025    2005
                                                        10.45             11.91         30,131    2004
                                                         8.01             10.45         32,636    2003
                                                        10.00              8.01         19,610    2002
------------------------------------------------------------------------------------------------------
  Money Market Fund                                      1.01              1.05        568,100    2007
                                                         0.99              1.01        590,814    2006
                                                         0.98              0.99        462,125    2005
                                                         0.99              0.98        467,693    2004
                                                         1.00              0.99        526,897    2003
                                                         1.00              1.00        686,286    2002
------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          10.76             11.13          1,455    2007
                                                        10.04             10.76          1,455    2006
                                                        10.10             10.04          6,207    2005
                                                         9.61             10.10          6,558    2004
                                                         7.59              9.61         10,227    2003
                                                        10.00              7.59          1,455    2002
------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         23.23             19.42         11,621    2007
                                                        17.78             23.23         10,121    2006
                                                        16.20             17.78          8,306    2005
                                                        12.46             16.20         13,025    2004
                                                        10.00             12.46          9,370    2003
------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 11.96             12.34        115,879    2007
                                                        10.55             11.96        113,668    2006
                                                        10.28             10.55        109,914    2005
                                                         9.48             10.28        110,320    2004
                                                         7.52              9.48        126,905    2003
                                                        10.00              7.52         60,298    2002
------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               13.85             13.92         12,629    2007
                                                        12.45             13.85         14,214    2006
                                                        11.57             12.45         13,655    2005
                                                        10.23             11.57         17,147    2004
                                                         8.40             10.23         18,869    2003
                                                        10.00              8.40         13,607    2002
------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   13.79             15.12         12,688    2007
                                                        12.34             13.79         14,965    2006
                                                        12.12             12.34         11,682    2005
                                                        11.41             12.12         12,533    2004
                                                        10.00             11.41         10,503    2003
------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                     $10.60            $11.61             --    2007
                                                           10.00             10.60             --    2006
---------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                       11.48             12.17          1,332    2007
                                                           10.06             11.48          8,129    2006
                                                           10.00             10.06          8,551    2005
                                                            9.41             10.00          8,543    2004
                                                            7.77              9.41          8,202    2003
                                                           10.00              7.77          2,356    2002
---------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         12.96             13.13          4,743    2007
                                                           11.36             12.96          1,995    2006
                                                           10.00             11.36          1,930    2005
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                     12.36             13.38         86,584    2007
                                                           11.39             12.36         91,194    2006
                                                           10.78             11.39        105,654    2005
                                                           10.13             10.78        128,209    2004
                                                            9.07             10.13        127,350    2003
                                                           10.00              9.07        109,084    2002
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                        13.63             18.29          2,091    2007
                                                           12.72             13.63          2,086    2006
                                                           11.51             12.72          1,624    2005
                                                            9.93             11.51          1,929    2004
                                                            8.41              9.93          2,041    2003
                                                           10.00              8.41          3,613    2002
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares         21.03             26.44          4,652    2007
                                                           14.61             21.03          5,120    2006
                                                           11.27             14.61          5,763    2005
                                                            9.67             11.27          6,131    2004
                                                            7.32              9.67          5,991    2003
                                                           10.00              7.32          1,352    2002
---------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
---------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                  10.97             10.91          5,420    2007
                                                           10.72             10.97          7,635    2006
                                                           10.62             10.72          5,541    2005
                                                           10.37             10.62          7,683    2004
                                                           10.19             10.37            534    2003
                                                           10.00             10.19             --    2002
---------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                  19.43             20.86          1,875    2007
                                                           16.21             19.43          1,875    2006
                                                           14.91             16.21          1,875    2005
                                                           12.83             14.91          2,379    2004
                                                            9.87             12.83            973    2003
                                                           10.00              9.87             --    2002
---------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                         18.91             19.02          3,018    2007
                                                           16.48             18.91          3,115    2006
                                                           15.36             16.48          3,083    2005
                                                           12.92             15.36          3,884    2004
                                                           10.16             12.92          1,094    2003
                                                           10.00             10.16             --    2002
---------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                                             $18.37            $17.01           928     2007
                                                                                16.26             18.37         1,076     2006
                                                                                16.01             16.26         1,240     2005
                                                                                12.82             16.01         1,719     2004
                                                                                 9.61             12.82            40     2003
                                                                                10.00              9.61            --     2002
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio                                 15.12             15.09         2,036     2007
                                                                                13.21             15.12         2,132     2006
                                                                                13.27             13.21         2,234     2005
                                                                                12.36             13.27         2,786     2004
                                                                                 9.82             12.36            --     2003
                                                                                10.00              9.82            --     2002
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                        10.69             11.14            --     2007
                                                                                10.00             10.69            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       10.42             10.87            --     2007
                                                                                10.00             10.42            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1              10.99             11.91           186     2007
                                                                                10.00             10.99            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1              9.98             11.49           259     2007
                                                                                10.00              9.98            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                    10.85             11.20            --     2007
                                                                                10.00             10.85            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                 10.42             11.00         2,008     2007
                                                                                10.00             10.42         2,008     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1         10.25             11.17            --     2007
                                                                                10.00             10.25            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                 10.20             10.36            --     2007
                                                                                10.00             10.20            --     2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          15.69             15.46         1,394     2007
                                                                                14.43             15.69         1,465     2006
                                                                                13.40             14.43         1,536     2005
                                                                                12.54             13.40         2,075     2004
                                                                                10.00             12.54           163     2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.62              9.98            --     2007
                                                                                10.54             11.62            --     2006
                                                                                10.00             10.54            --     2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           16.15              9.48           522     2007
                                                                                13.94             16.15           309     2006
                                                                                13.69             13.94            --     2005
                                                                                12.90             13.69            --     2004
                                                                                10.00             12.90            --     2003
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.04             10.95        18,546     2007
                                                                                 9.53             10.04        23,624     2006
                                                                                 9.31              9.53        26,498     2005
                                                                                 8.70              9.31        34,396     2004
                                                                                 7.23              8.70        38,613     2003
                                                                                10.00              7.23        34,313     2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $11.67            $12.61         10,173    2007
                                                                     10.54             11.67         11,688    2006
                                                                     10.03             10.54         11,890    2005
                                                                      9.19             10.03         11,501    2004
                                                                      7.68              9.19         13,905    2003
                                                                     10.00              7.68          7,610    2002
-------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                10.67             10.71         11,239    2007
                                                                      9.62             10.67         10,750    2006
                                                                      9.32              9.62          3,191    2005
                                                                      8.94              9.32          4,502    2004
                                                                      6.82              8.94          2,627    2003
                                                                     10.00              6.82            101    2002
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares             12.23             12.42          1,537    2007
                                                                     11.70             12.23          3,984    2006
                                                                     11.73             11.70          3,648    2005
                                                                     11.10             11.73          1,208    2004
                                                                     10.28             11.10            952    2003
                                                                     10.00             10.28             --    2002
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 13.74             14.02          1,185    2007
                                                                     12.53             13.74          1,081    2006
                                                                     12.44             12.53          3,658    2005
                                                                     11.41             12.44            643    2004
                                                                     10.03             11.41            175    2003
                                                                     10.00             10.03             --    2002
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    19.93             24.96         14,238    2007
                                                                     15.49             19.93         13,197    2006
                                                                     13.53             15.49          7,438    2005
                                                                     10.61             13.53          5,013    2004
                                                                      7.97             10.61          2,712    2003
                                                                     10.00              7.97          1,548    2002
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     12.11             16.22            355    2007
                                                                     11.12             12.11          2,394    2006
                                                                     10.92             11.12          2,394    2005
                                                                     10.00             10.92            452    2004
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         14.49             12.30          5,736    2007
                                                                     13.70             14.49          4,896    2006
                                                                     13.30             13.70          7,771    2005
                                                                     12.71             13.30          4,496    2004
                                                                      9.91             12.71            997    2003
                                                                     10.00              9.91             --    2002
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            15.81             16.20          4,310    2007
                                                                     13.72             15.81         35,210    2006
                                                                     12.25             13.72         35,288    2005
                                                                     10.49             12.25         36,982    2004
                                                                      7.48             10.49         37,800    2003
                                                                     10.00              7.48         19,752    2002
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                  12.17             16.47         33,322    2007
                                                                     10.80             12.17        102,977    2006
                                                                     10.40             10.80        114,447    2005
                                                                      9.71             10.40        144,709    2004
                                                                      7.82              9.71        168,642    2003
                                                                     10.00              7.82        136,697    2002
-------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares               $18.94            $12.45         86,421    2007
                                                                             16.82             18.94         17,510    2006
                                                                             15.61             16.82         17,502    2005
                                                                             13.34             15.61         15,415    2004
                                                                              9.43             13.34          8,173    2003
                                                                             10.00              9.43             --    2002
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               15.58             18.34         13,020    2007
                                                                             15.44             15.58            355    2006
                                                                             14.04             15.44            176    2005
                                                                             11.97             14.04            177    2004
                                                                             10.00             11.97            101    2003
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.67             11.33             --    2007
                                                                             10.38             10.67             --    2006
                                                                             10.00             10.38             --    2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        13.78             14.01         23,725    2007
                                                                             12.87             13.78         25,954    2006
                                                                             12.59             12.87         24,619    2005
                                                                             11.70             12.59         26,261    2004
                                                                              9.70             11.70         22,290    2003
                                                                             10.00              9.70         12,000    2002
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         12.86             13.86         75,054    2007
                                                                             12.94             12.86         84,403    2006
                                                                             12.59             12.94         94,390    2005
                                                                             11.91             12.59         64,930    2004
                                                                             11.68             11.91        105,328    2003
                                                                             10.00             11.68         92,981    2002
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.18             10.73          2,476    2007
                                                                              9.96             10.18          1,290    2006
                                                                             10.00              9.96             --    2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      11.64             12.42        109,176    2007
                                                                             11.41             11.64        118,023    2006
                                                                             11.34             11.41        125,162    2005
                                                                             11.01             11.34        129,504    2004
                                                                             10.68             11.01        142,859    2003
                                                                             10.00             10.68        111,409    2002
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      14.47             20.03          1,142    2007
                                                                             14.53             14.47            689    2006
                                                                             12.98             14.53            753    2005
                                                                             12.10             12.98            622    2004
                                                                             10.00             12.10            670    2003
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          18.52             15.85            616    2007
                                                                             16.60             18.52          1,483    2006
                                                                             13.94             16.60            722    2005
                                                                             12.31             13.94             --    2004
                                                                             10.00             12.31             --    2003
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             17.72             25.70          1,185    2007
                                                                             14.83             17.72            702    2006
                                                                              0.00             14.83            702    2005
---------------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                    $ 9.68            $11.20        26,551     2007
   (formerly, OTC Fund)                                   9.32              9.68        27,067     2006
                                                          9.38              9.32        27,094     2005
                                                          8.74              9.38        26,709     2004
                                                          6.12              8.74           634     2003
                                                         10.00              6.12           699     2002
-------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         10.00              9.73            --     2007
-------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  13.85             13.29        13,247     2007
                                                         12.16             13.85        18,226     2006
                                                         11.89             12.16        25,978     2005
                                                         10.31             11.89        14,166     2004
                                                          8.03             10.31         7,135     2003
                                                         10.00              8.03         2,539     2002
-------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares           9.50             10.88         2,422     2007
                                                          9.43              9.50         2,289     2006
                                                          8.92              9.43         2,039     2005
                                                          8.51              8.92         1,970     2004
                                                          7.26              8.51           842     2003
                                                         10.00              7.26            --     2002
-------------------------------------------------------------------------------------------------------
XTF Advisors Trust
-------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                    10.00              9.85            --     2007
-------------------------------------------------------------------------------------------------------

                      Principal Payment Advantage Elected


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $11.44            $11.38         5,445     2007
                                                                          10.32             11.44         5,295     2006
                                                                          10.00             10.32         4,738     2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   11.19             12.30            --     2007
                                                                          10.72             11.19            --     2006
                                                                          10.00             10.72            --     2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.78             11.44           578     2007
                                                                          10.00             10.78           595     2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    14.46             13.37           217     2007
                                                                          10.35             14.46            --     2006
                                                                          10.00             10.35            --     2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  14.27             16.03         9,241     2007
                                                                          11.37             14.27        10,551     2006
                                                                          10.00             11.37         3,043     2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.18             11.55            --     2007
                                                                          10.00             10.18            --     2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.18            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                11.17             13.14            --     2007
                                                                          10.50             11.17            --     2006
                                                                          10.00             10.50            --     2005
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                11.75             12.09        12,246     2007
                                                                          10.23             11.75        12,517     2006
                                                                          10.00             10.23         3,321     2005
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              15.11             15.65        20,013     2007
                                                                          11.39             15.11        21,202     2006
                                                                          10.00             11.39         6,467     2005
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 10.76             11.99         2,322     2007
                                                                          11.03             10.76         2,447     2006
                                                                          10.00             11.03         1,684     2005
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                  9.43             10.52            --     2007
                                                                          10.00              9.43            --     2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      11.58             11.36         1,233     2007
                                                                          10.07             11.58         1,160     2006
                                                                          10.00             10.07            --     2005
------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        13.83             16.03         2,198     2007
                                                                          11.27             13.83         1,803     2006
                                                                          10.00             11.27            --     2005
------------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund(R) -- Class I                                              9.75             11.58         1,538     2007
                                                                          10.27              9.75         1,741     2006
                                                                          10.00             10.27            --     2005
------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                11.79             10.98            --     2007
                                                                          10.12             11.79           321     2006
                                                                          10.00             10.12            --     2005
------------------------------------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
American Century Variable Portfolios
 II, Inc.
----------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class         $10.06            $10.81         7,237     2007
   II                                           10.09             10.06         8,608     2006
                                                10.00             10.09         2,217     2005
----------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund --             12.26             12.21         2,290     2007
   Class III Shares                             10.27             12.26         2,422     2006
                                                10.00             10.27            --     2005
----------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund          12.27             14.06         1,923     2007
   -- Class III Shares                          10.74             12.27         2,063     2006
                                                10.00             10.74            --     2005
----------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund           10.96             11.63            --     2007
   -- Class III Shares                          10.44             10.96            --     2006
                                                10.00             10.44            --     2005
----------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I.             11.80             11.45           976     2007
   Fund -- Class III Shares                     10.71             11.80           875     2006
                                                10.00             10.71           652     2005
----------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust
 I
----------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable         10.82             12.47         4,499     2007
   Series -- Class A                            10.39             10.82         4,984     2006
                                                10.00             10.39         2,686     2005
----------------------------------------------------------------------------------------------
 Columbia Marsico International                 14.67             17.23        10,680     2007
   Opportunities Fund, Variable Series          12.13             14.67        14,015     2006
   -- Class B                                   10.00             12.13         1,854     2005
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios --               10.89             10.84            --     2007
   MidCap Stock Portfolio -- Initial            10.29             10.89            --     2006
   Shares                                       10.00             10.29            --     2005
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment Fund --            10.33             11.46            --     2007
   Money Market Portfolio                       10.06             10.33         1,883     2006
                                                10.00             10.06            --     2005
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible               10.83             10.63         1,908     2007
   Growth Fund, Inc. -- Initial Shares          10.10             10.83            --     2006
                                                10.00             10.10            --     2005
----------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity VIP --           11.91             11.44            --     2007
   Class B Shares                               10.26             11.91            --     2006
                                                10.00             10.26            --     2005
----------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value VIP --          12.67             12.77            --     2007
   Class B Shares                               10.36             12.67            --     2006
                                                10.00             10.36            --     2005
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B Shares           10.25             11.46            --     2007
                                                10.40             10.25            --     2006
                                                10.00             10.40            --     2005
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.47             10.44         5,680     2007
                                                10.10             10.47            --     2006
                                                10.00             10.10            --     2005
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund              10.48             10.92            --     2007
                                                10.67             10.48            --     2006
                                                10.00             10.67            --     2005
----------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             $10.76            $11.80             --    2007
                                                                                  10.37             10.76             --    2006
                                                                                  10.00             10.37             --    2005
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            10.90             11.04          2,669    2007
                                                                                  10.05             10.90          2,649    2006
                                                                                  10.00             10.05            394    2005
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    12.05             14.26             --    2007
                                                                                  10.70             12.05             --    2006
                                                                                  10.00             10.70             --    2005
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                              10.72             12.12         65,516    2007
                                                                                  10.20             10.72         72,542    2006
                                                                                  10.00             10.20         34,391    2005
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       10.40             11.10          2,166    2007
                                                                                  10.00             10.40          2,177    2006
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  11.94             13.74          5,367    2007
                                                                                  10.91             11.94          4,729    2006
                                                                                  10.00             10.91             --    2005
--------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   12.41             13.00             --    2007
                                                                                  11.10             12.41             --    2006
                                                                                  10.00             11.10             --    2005
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  12.20             12.13         11,966    2007
                                                                                  10.36             12.20          7,131    2006
                                                                                  10.00             10.36          2,807    2005
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         10.86             13.14             --    2007
                                                                                  10.38             10.86          2,382    2006
                                                                                  10.00             10.38          1,394    2005
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                11.97             13.49          2,065    2007
                                                                                  10.80             11.97             --    2006
                                                                                  10.00             10.80             --    2005
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          10.00             10.09          4,760    2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        12.23             13.85          6,823    2007
                                                                                  11.09             12.23          5,486    2006
                                                                                  10.00             11.09          4,342    2005
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               11.69             12.10             --    2007
                                                                                  10.26             11.69             --    2006
                                                                                  10.00             10.26             --    2005
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               11.33             11.54        552,438    2007
                                                                                   9.76             11.33        542,781    2006
                                                                                  10.00              9.76        197,473    2005
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     10.90             11.36            490    2007
                                                                                  10.00             10.90          2,054    2006
                                                                                  10.00             10.00             --    2005
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.90             --    2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                 $12.40            $12.60          1,147    2007
                                                                   10.67             12.40          4,597    2006
                                                                   10.00             10.67             --    2005
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares              12.96             14.68          5,038    2007
                                                                   10.86             12.96          4,483    2006
                                                                   10.00             10.86             --    2005
-----------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares         12.96             13.27             --    2007
                                                                   10.33             12.96          4,483    2006
                                                                   10.00             10.33             --    2005
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares               11.03             11.07             --    2007
                                                                   10.00             11.03             --    2006
-----------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                         11.78             12.73             --    2007
   (formerly, Value Equity Fund)                                   10.18             11.78             --    2006
                                                                   10.00             10.18             --    2005
-----------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                    10.22             10.52             --    2007
                                                                    9.97             10.22         11,971    2006
                                                                   10.00              9.97             --    2005
-----------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                            11.16             12.34          5,234    2007
                                                                   10.49             11.16          3,582    2006
                                                                   10.00             10.49            384    2005
-----------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                10.34             10.65         19,248    2007
                                                                   10.07             10.34         21,699    2006
                                                                   10.00             10.07          7,749    2005
-----------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                     10.76             11.12             --    2007
                                                                   10.04             10.76             --    2006
                                                                   10.00             10.04             --    2005
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                    13.31             11.12             --    2007
                                                                   10.19             13.31             --    2006
                                                                   10.00             10.19             --    2005
-----------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                            11.56             11.93          2,957    2007
                                                                   10.20             11.56             --    2006
                                                                   10.00             10.20             --    2005
-----------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                          11.29             11.34          2,513    2007
                                                                   10.15             11.29          2,512    2006
                                                                   10.00             10.15             --    2005
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                              11.48             12.58        639,920    2007
                                                                   10.28             11.48        658,952    2006
                                                                   10.00             10.28        299,414    2005
-----------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                               11.51             12.20             --    2007
                                                                   10.10             11.51             --    2006
                                                                   10.00             10.10             --    2005
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                 11.71             11.86          5,894    2007
                                                                   10.27             11.71          5,873    2006
                                                                   10.00             10.27          1,675    2005
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                             11.26             12.19         20,663    2007
                                                                   10.39             11.26         21,327    2006
                                                                   10.00             10.39         12,086    2005
-----------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $11.19            $15.00         3,985     2007
                                                                                10.44             11.19         5,432     2006
                                                                                10.00             10.44            --     2005
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                                       10.23             10.17         1,774     2007
                                                                                10.00             10.23         1,686     2006
                                                                                10.00             10.00            --     2005
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                                       13.29             14.27            79     2007
                                                                                11.09             13.29            85     2006
                                                                                10.00             11.09            --     2005
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                                              11.55             11.62         1,546     2007
                                                                                10.07             11.55         1,494     2006
                                                                                10.00             10.07            --     2005
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                                              11.24             10.40            --     2007
                                                                                 9.95             11.24            --     2006
                                                                                10.00              9.95            --     2005
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio                                 11.50             11.47            --     2007
                                                                                10.04             11.50            --     2006
                                                                                10.00             10.04            --     2005
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                        10.68             11.13            --     2007
                                                                                10.00             10.68            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       10.41             10.86         1,864     2007
                                                                                10.00             10.41         2,716     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1              10.98             11.90           967     2007
                                                                                10.00             10.98            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1              9.98             11.48            --     2007
                                                                                10.00              9.98            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                    10.85             11.19           772     2007
                                                                                10.00             10.85            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                 10.42             10.99         1,841     2007
                                                                                10.00             10.42         2,712     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                 10.20             11.16         1,291     2007
                                                                                10.00             10.20            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1         10.25             10.35         1,114     2007
                                                                                10.00             10.25            --     2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          11.69             11.52         6,723     2007
                                                                                10.75             11.69         6,700     2006
                                                                                10.00             10.75            --     2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.90              9.97        13,731     2007
                                                                                10.28             11.90         3,621     2006
                                                                                10.00             10.28         3,578     2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           11.20              9.48         4,695     2007
                                                                                10.17             11.20        11,853     2006
                                                                                10.00             10.17         6,133     2005
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.79             11.75         4,145     2007
                                                                                10.24             10.79         4,445     2006
                                                                                10.00             10.24         3,230     2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                     $11.52            $12.44             --    2007
                                                                             10.41             11.52             --    2006
                                                                             10.00             10.41             --    2005
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                        11.63             11.67            476    2007
                                                                             10.49             11.63            458    2006
                                                                             10.00             10.49             --    2005
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                     10.41             10.57             --    2007
                                                                              9.97             10.41             --    2006
                                                                             10.00              9.97             --    2005
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         10.99             11.21        216,825    2007
                                                                             10.03             10.99        218,920    2006
                                                                             10.00             10.03        120,996    2005
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            13.61             17.04             --    2007
                                                                             10.59             13.61             --    2006
                                                                             10.00             10.59             --    2005
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             10.92             11.06             --    2007
                                                                             10.03             10.92         57,357    2006
                                                                             10.00             10.03         20,639    2005
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 10.97             11.09         57,625    2007
                                                                             10.37             10.97            857    2006
                                                                             10.00             10.37             --    2005
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    12.74             12.25             --    2007
                                                                             11.05             12.74             --    2006
                                                                             10.00             11.05             --    2005
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          11.60             13.26             --    2007
                                                                             10.30             11.60         11,007    2006
                                                                             10.00             10.30             --    2005
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                11.85             11.86             --    2007
                                                                             10.53             11.85         10,557    2006
                                                                             10.00             10.53          5,057    2005
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               10.63             11.47         14,974    2007
                                                                             10.54             10.63             --    2006
                                                                             10.00             10.54             --    2005
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.48             11.13             --    2007
                                                                             10.21             10.48             --    2006
                                                                             10.00             10.21             --    2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.75             10.92          6,486    2007
                                                                             10.04             10.75         11,673    2006
                                                                             10.00             10.04          3,066    2005
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          9.89             10.65          5,240    2007
                                                                              9.96              9.89          5,628    2006
                                                                             10.00              9.96            180    2005
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.19             10.74         74,776    2007
                                                                              9.99             10.19         42,888    2006
                                                                             10.00              9.99         15,622    2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.15             10.83         18,160    2007
                                                                              9.96             10.15         38,010    2006
                                                                             10.00              9.96          6,286    2005
---------------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                    $10.78            $13.48         3,479     2007
                                                            10.83             10.78           422     2006
                                                            10.00             10.83            --     2005
----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         12.47             11.80           416     2007
                                                            11.18             12.47         8,812     2006
                                                            10.00             11.18            --     2005
----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            15.32             22.20           551     2007
                                                            12.82             15.32            --     2006
                                                            10.00             12.82            --     2005
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                        10.73             12.41            --     2007
   (formerly, OTC Fund)                                     10.33             10.73            --     2006
                                                            10.00             10.33            --     2005
----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares            10.00              9.73            --     2007
----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                     11.72             11.24        10,610     2007
                                                            10.29             11.72         7,239     2006
                                                            10.00             10.29           619     2005
----------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares             10.50             12.02            --     2007
                                                            10.42             10.50            --     2006
                                                            10.00             10.42            --     2005
----------------------------------------------------------------------------------------------------------
XTF Advisors Trust
----------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                       10.00              9.85            --     2007
----------------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           10.58             10.48             --    2007
                                                                          10.00             10.58             --    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    9.84             10.77             --    2007
                                                                          10.00              9.84             --    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                          $10.75            $11.37             --    2007
                                                                          10.00             10.75             --    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  10.98             12.29        103,169    2007
                                                                          10.00             10.98          9,042    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    12.71             11.71            540    2007
                                                                          10.00             12.71             --    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.15             11.48             --    2007
                                                                          10.00             10.15             --    2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B          0.00             10.17         54,897    2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                10.20             11.96             --    2007
                                                                          10.00             10.20             --    2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                11.02             11.30             --    2007
                                                                          10.00             11.02             --    2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              11.16             11.52        256,243    2007
                                                                          10.00             11.16         20,715    2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                  9.86             10.96             --    2007
                                                                          10.00              9.86             --    2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                  9.40             10.45             --    2007
                                                                          10.00              9.40             --    2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      11.02             10.76             --    2007
                                                                          10.00             11.02             --    2006
------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        10.76             12.42          6,299    2007
                                                                          10.00             10.76          4,867    2006
------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                              9.65             11.42             --    2007
                                                                          10.00              9.65             --    2006
------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                11.16             10.35             --    2007
                                                                          10.00             11.16            713    2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                10.14             10.86             --    2007
                                                                          10.00             10.14          2,331    2006
------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     11.11             11.03             --    2007
                                                                          10.00             11.11             --    2006
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               10.44             11.92        463,121    2007
                                                                          10.00             10.44         46,865    2006
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                10.06             10.63             --    2007
                                                                          10.00             10.06             --    2006
------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares              9.96              9.63             --    2007
                                                                          10.00              9.96             --    2006
------------------------------------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust
 I
----------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable        $10.18            $11.70             --    2007
   Series -- Class A                            10.00             10.18             --    2006
----------------------------------------------------------------------------------------------
 Columbia Marsico International
   Opportunities Fund, Variable Series          10.56             12.35        102,656    2007
   -- Class B                                   10.00             10.56         11,077    2006
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios --
   MidCap Stock Portfolio -- Initial             9.75              9.68             --    2007
   Shares                                       10.00              9.75             --    2006
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment Fund --            10.17             11.07             --    2007
   Money Market Portfolio                       10.00             10.17             --    2006
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible               10.50             10.43             --    2007
   Growth Fund, Inc. -- Initial Shares          10.00             10.50             --    2006
----------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity VIP --           11.11             10.63             --    2007
   Class B Shares                               10.00             11.11             --    2006
----------------------------------------------------------------------------------------------
 DWS Dreman Small Cap Value VIP --              10.47             10.51             --    2007
   Class B Shares                               10.00             10.47             --    2006
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B Shares            9.85             10.97             --    2007
                                                10.00              9.85             --    2006
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.21             10.14         86,069    2007
                                                10.00             10.21             --    2006
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund              10.11             10.50             --    2007
                                                10.00             10.11             --    2006
----------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------
 Evergreen VA Omega Fund -- Class 2              9.96             10.88             --    2007
                                                10.00              9.96             --    2006
----------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II --          10.56             10.65             --    2007
   Service Shares                               10.00             10.56             --    2006
----------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service          10.32             12.17             --    2007
   Shares                                       10.00             10.32             --    2006
----------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
 Funds
----------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service              10.38             11.03        170,950    2007
   Class 2                                      10.00             10.38          6,326    2006
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service         10.24             11.74         92,816    2007
   Class 2                                      10.00             10.24          7,915    2006
----------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation               10.14             10.58             --    2007
   Portfolio -- Service Class 2                 10.00             10.14             --    2006
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service         10.98             10.87         79,558    2007
   Class 2                                      10.00             10.98             --    2006
----------------------------------------------------------------------------------------------
 VIP Growth & Income Portfolio --               10.55             11.53             --    2007
   Service Class 2                              10.00             10.55             --    2006
----------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2        10.07             12.47             --    2007
                                                10.00             10.07             --    2006
----------------------------------------------------------------------------------------------
 VIP Investment Grade Bond Portfolio --
   Service Class 2                              10.00             10.06         84,441    2007
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class          9.78             11.04         38,391    2007
   2                                            10.00              9.78             --    2006
----------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              $10.57            $10.90              --   2007
                                                                                  10.00             10.57              --   2006
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               11.05             11.21       1,670,066   2007
                                                                                  10.00             11.05         176,710   2006
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     10.68             11.10              --   2007
                                                                                  10.00             10.68           3,339   2006
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.89         236,786   2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 10.86             10.99           2,942   2007
                                                                                  10.00             10.86           7,509   2006
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             10.79             12.18           7,558   2007
                                                                                  10.00             10.79           5,208   2006
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares                       10.85             11.68              --   2007
                                                                                  10.00             10.85              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              11.00             11.01              --   2007
                                                                                  10.00             11.00              --   2006
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        10.90             11.74              --   2007
   (formerly, Value Equity Fund)                                                  10.00             10.90              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   10.34             10.60              --   2007
                                                                                  10.00             10.34          15,739   2006
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                            9.90             10.90          38,648   2007
                                                                                  10.00              9.90              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               10.17             10.44          35,627   2007
                                                                                  10.00             10.17           3,211   2006
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    10.43             10.74              --   2007
                                                                                  10.00             10.43              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   12.16             10.13              --   2007
                                                                                  10.00             12.16              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           10.83             11.13          56,572   2007
                                                                                  10.00             10.83              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          9.92              9.93              --   2007
                                                                                  10.00              9.92              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                             10.56             11.54              --   2007
                                                                                  10.00             10.56              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             10.57             11.53       1,906,826   2007
                                                                                  10.00             10.57         268,531   2006
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              10.80             11.41              --   2007
                                                                                  10.00             10.80              --   2006
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                10.73             10.83              --   2007
                                                                                  10.00             10.73              --   2006
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            10.51             11.34          51,467   2007
                                                                                  10.00             10.51              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               10.42             13.92          76,604   2007
                                                                                  10.00             10.42           7,792   2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                                         $10.32            $10.23             --    2007
                                                                                   10.00             10.32             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                                          10.50             11.23             --    2007
                                                                                   10.00             10.50             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                                                 10.82             10.84             --    2007
                                                                                   10.00             10.82             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                                                  9.93              9.16             --    2007
                                                                                   10.00              9.93             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio                                    10.92             10.85             --    2007
                                                                                   10.00             10.92             --    2006
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                           10.66             11.06             --    2007
                                                                                   10.00             10.66             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          10.39             10.80          4,253    2007
                                                                                   10.00             10.39          5,698    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1                 10.96             11.83          2,181    2007
                                                                                   10.00             10.96             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1          9.95             11.41             --    2007
                                                                                   10.00              9.95             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       10.82             11.12          1,742    2007
                                                                                   10.00             10.82             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                    10.39             10.92          4,202    2007
                                                                                   10.00             10.39          5,688    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    10.17             11.10          2,917    2007
                                                                                   10.00             10.17             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   10.23             10.29          2,514    2007
                                                                                   10.00             10.23             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II             10.30             10.11             --    2007
                                                                                   10.00             10.30             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II            10.64              9.95          4,727    2007
                                                                                   10.00             10.64             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I              10.71              9.45             --    2007
                                                                                   10.00             10.71             --    2006
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     10.25             11.12             --    2007
                                                                                   10.00             10.25             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                            10.62             11.43             --    2007
                                                                                   10.00             10.62             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                              10.03             10.03             --    2007
                                                                                   10.00             10.03             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                           10.39             10.50             --    2007
                                                                                   10.00             10.39             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               10.66             10.83        160,618    2007
                                                                                   10.00             10.66          8,494    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                  12.15             15.15             --    2007
                                                                                   10.00             12.15             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                            $10.76            $ 9.94             --    2007
                                                                             10.00             10.76            548    2006
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 10.16             10.89         70,238    2007
                                                                             10.00             10.16          1,944    2006
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    10.57             11.31             --    2007
                                                                             10.00             10.57             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          10.68             10.96             --    2007
                                                                             10.00             10.68         17,124    2006
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                 9.93             10.88             --    2007
                                                                             10.00              9.93             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                9.59              9.57         67,667    2007
                                                                             10.00              9.59             --    2006
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.35             10.95             --    2007
                                                                             10.00             10.35             --    2006
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.48             10.61             --    2007
                                                                             10.00             10.48          7,756    2006
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.59             11.36         75,331    2007
                                                                             10.00             10.59          6,087    2006
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.20             10.71        489,280    2007
                                                                             10.00             10.20             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.31             10.97         77,697    2007
                                                                             10.00             10.31         31,479    2006
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          10.54             11.35         73,779    2007
                                                                             10.00             10.54         13,889    2006
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      10.00             10.91             --    2007
                                                                             10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                              9.55             13.80         15,792    2007
                                                                             10.00              9.55             --    2006
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         10.23             11.79             --    2007
   (formerly, OTC Fund)                                                      10.00             10.23             --    2006
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             10.00              9.71         57,052    2007
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.91             10.42         99,548    2007
                                                                             10.00             10.91          3,006    2006
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                               9.55             10.90             --    2007
                                                                             10.00              9.55             --    2006
---------------------------------------------------------------------------------------------------------------------------
XTF Advisors Trust
---------------------------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                                        10.00              9.82         56,525    2007
---------------------------------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Single Annuitant contracts) Elected

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $10.59            $10.51             --    2007
                                                                          10.00             10.59             --    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    9.85             10.80             --    2007
                                                                          10.00              9.85             --    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                           10.77             11.40             --    2007
                                                                          10.00             10.77             --    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    12.72             11.74          6,258    2007
                                                                          10.00             12.72             --    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  10.99             12.32         90,386    2007
                                                                          10.00             10.99         50,350    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.16             11.51             --    2007
                                                                          10.00             10.16             --    2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.17             --    2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                10.21             11.99             --    2007
                                                                          10.00             10.21             --    2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                11.03             11.33             --    2007
                                                                          10.00             11.03             --    2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              11.17             11.55        224,535    2007
                                                                          10.00             11.17        115,469    2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                  9.87             10.98             --    2007
                                                                          10.00              9.87             --    2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                  9.41             10.48             --    2007
                                                                          10.00              9.41             --    2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      11.03             10.79             --    2007
                                                                          10.00             11.03             --    2006
------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        10.77             12.45         72,392    2007
                                                                          10.00             10.77         46,479    2006
------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                              9.66             11.45             --    2007
                                                                          10.00              9.66             --    2006
------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                11.17             10.37             --    2007
                                                                          10.00             11.17          6,825    2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                10.15             10.88             --    2007
                                                                          10.00             10.15         22,264    2006
------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     11.12             11.06             --    2007
                                                                          10.00             11.12             --    2006
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               10.45             11.95        366,112    2007
                                                                          10.00             10.45        180,441    2006
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                10.07             10.65             --    2007
                                                                          10.00             10.07             --    2006
------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares              9.97              9.65             --    2007
                                                                          10.00              9.97             --    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A                    $10.19            $11.73             --    2007
                                                                              10.00             10.19             --    2006
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund, Variable Series           10.57             12.39         89,830    2007
   -- Class B                                                                 10.00             10.57         61,613    2006
----------------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial            9.76              9.70             --    2007
   Shares                                                                     10.00              9.76             --    2006
----------------------------------------------------------------------------------------------------------------------------
 Dreyfus Variable Investment Fund -- Money Market Portfolio                   10.18             11.09             --    2007
                                                                              10.00             10.18             --    2006
----------------------------------------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares         10.51             10.45             --    2007
                                                                              10.00             10.51             --    2006
----------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity VIP -- Class B Shares                          11.12             10.65             --    2007
                                                                              10.00             11.12             --    2006
----------------------------------------------------------------------------------------------------------------------------
 DWS Dreman Small Cap Value VIP -- Class B Shares                             10.48             10.54             --    2007
                                                                              10.00             10.48             --    2006
----------------------------------------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B Shares                                          9.86             11.00             --    2007
                                                                              10.00              9.86             --    2006
----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                 10.21             10.17        102,946    2007
                                                                              10.00             10.21             --    2006
----------------------------------------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund                                            10.12             10.53             --    2007
                                                                              10.00             10.12             --    2006
----------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------
 Evergreen VA Omega Fund -- Class 2                                            9.97             10.91             --    2007
                                                                              10.00              9.97             --    2006
----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                         10.57             10.68             --    2007
                                                                              10.00             10.57             --    2006
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                 10.33             12.21             --    2007
                                                                              10.00             10.33             --    2006
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                                    10.39             11.06        106,299    2007
                                                                              10.00             10.39         31,706    2006
----------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                               10.25             11.77        110,740    2007
                                                                              10.00             10.25         50,181    2006
----------------------------------------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                10.15             10.61             --    2007
                                                                              10.00             10.15             --    2006
----------------------------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service Class 2                               10.99             10.90         95,037    2007
                                                                              10.00             10.99             --    2006
----------------------------------------------------------------------------------------------------------------------------
 VIP Growth & Income Portfolio -- Service Class 2                             10.56             11.56             --    2007
                                                                              10.00             10.56             --    2006
----------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2                                      10.08             12.50             --    2007
                                                                              10.00             10.08             --    2006
----------------------------------------------------------------------------------------------------------------------------
 VIP Investment Grade Bond Portfolio -- Service Class 2                       10.00             10.07         74,347    2007
----------------------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                                      9.79             11.06         33,605    2007
                                                                              10.00              9.79             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              $10.58            $10.92              --   2007
                                                                                  10.00             10.58              --   2006
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               11.06             11.24       2,322,190   2007
                                                                                  10.00             11.06       1,224,934   2006
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     10.70             11.13              --   2007
                                                                                  10.00             10.70          31,894   2006
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.90              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 10.87             11.02          33,833   2007
                                                                                  10.00             10.87          47,716   2006
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             10.80             12.22          86,450   2007
                                                                                  10.00             10.80          49,642   2006
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares                       10.86             11.71              --   2007
                                                                                  10.00             10.86              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              11.01             11.04              --   2007
                                                                                  10.00             11.01              --   2006
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        10.92             11.77              --   2007
   (formerly, Value Equity Fund)                                                  10.00             10.92              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   10.35             10.62              --   2007
                                                                                  10.00             10.35          87,613   2006
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                            9.91             10.93          33,872   2007
                                                                                  10.00              9.91              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               10.18             10.47          23,906   2007
                                                                                  10.00             10.18          17,880   2006
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    10.44             10.77              --   2007
                                                                                  10.00             10.44              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   12.18             10.15              --   2007
                                                                                  10.00             12.18              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           10.84             11.16          49,604   2007
                                                                                  10.00             10.84              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          9.93              9.96              --   2007
                                                                                  10.00              9.93              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             10.58             11.56       2,514,143   2007
                                                                                  10.00             10.58       1,425,470   2006
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              10.81             11.43              --   2007
                                                                                  10.00             10.81              --   2006
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            10.52             11.37          27,479   2007
                                                                                  10.00             10.52           1,491   2006
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               10.43             13.96          66,881   2007
                                                                                  10.00             10.43          43,306   2006
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                          10.67             11.09              --   2007
                                                                                  10.00             10.67              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         10.40             10.83          48,763   2007
                                                                                  10.00             10.40          54,505   2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1                $10.97            $11.86         25,106    2007
                                                                                   10.00             10.97             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1          9.96             11.44             --    2007
                                                                                   10.00              9.96             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       10.83             11.15         20,052    2007
                                                                                   10.00             10.83             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                    10.40             10.95         48,158    2007
                                                                                   10.00             10.40         54,411    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    10.18             11.12         33,521    2007
                                                                                   10.00             10.18             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   10.24             10.31         28,914    2007
                                                                                   10.00             10.24             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II             10.31             10.14             --    2007
                                                                                   10.00             10.31             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II            10.65              9.96         26,694    2007
                                                                                   10.00             10.65         18,416    2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I              10.72              9.46             --    2007
                                                                                   10.00             10.72             --    2006
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     10.26             11.15             --    2007
                                                                                   10.00             10.26             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                            10.63             11.46             --    2007
                                                                                   10.00             10.63             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                           10.40             10.53             --    2007
                                                                                   10.00             10.40             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               10.67             10.86        203,929    2007
                                                                                   10.00             10.67        107,883    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                  12.16             15.19             --    2007
                                                                                   10.00             12.16             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                   10.77              9.97             --    2007
                                                                                   10.00             10.77         45,034    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                       10.17             10.92        110,057    2007
                                                                                   10.00             10.17         18,528    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          10.58             11.34             --    2007
                                                                                   10.00             10.58             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                10.69             10.99             --    2007
                                                                                   10.00             10.69        108,746    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       9.94             10.90             --    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                      9.60              9.60         80,790    2007
                                                                                   10.00              9.60             --    2006
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                      10.36             10.98             --    2007
                                                                                   10.00             10.36             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              10.49             10.64             --    2007
                                                                                   10.00             10.49         49,249    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares        $10.60            $11.39         66,292    2007
                                                                             10.00             10.60         33,852    2006
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.21             10.73        572,406    2007
                                                                             10.00             10.21             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.32             10.99         68,275    2007
                                                                             10.00             10.32        175,186    2006
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          10.55             11.38         64,791    2007
                                                                             10.00             10.55         77,352    2006
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      10.01             10.93             --    2007
                                                                             10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                              9.56             13.83         13,733    2007
                                                                             10.00              9.56             --    2006
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         10.24             11.82             --    2007
   (formerly, OTC Fund)                                                      10.00             10.24             --    2006
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             10.00              9.72             --    2007
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.92             10.44         87,574    2007
                                                                             10.00             10.92         16,768    2006
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                               9.56             10.92             --    2007
                                                                             10.00              9.56             --    2006
---------------------------------------------------------------------------------------------------------------------------
XTF Advisors Trust
---------------------------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                                        10.00              9.83             --    2007
---------------------------------------------------------------------------------------------------------------------------

           Lifetime Income Plus 2007 (for Single Annuitants) Elected

                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                        $10.58            $10.48             --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                                  9.84             10.77             --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                         10.75             11.37             --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                                10.98             12.29        103,169
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                                  12.71             11.71            540
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                                     10.15             11.48             --
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                       10.00             10.17         54,897
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                              10.20             11.96             --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                              11.02             11.30             --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            11.16             11.52        256,243
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                                9.86             10.96             --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                                9.40             10.45             --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                    11.02             10.76             --
----------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                      10.76             12.42          6,299
----------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                            9.65             11.42             --
----------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                              11.16             10.35             --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              10.14             10.86             --
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   11.11             11.03             --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             10.44             11.92        463,121
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              10.06             10.63             --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                            9.96              9.63             --
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              10.18             11.70             --
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         10.56             12.35        102,656
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares              9.75              9.68             --
----------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                            10.17             11.07             --
----------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                  10.50             10.43             --
----------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                                   11.11             10.63             --
----------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Cap Value VIP -- Class B Shares                                      10.47             10.51             --
----------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                                   9.85             10.97             --
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          10.21             10.14         86,069
----------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                     10.11             10.50             --
----------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                  2007
-------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                          2007
-------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                  2007
-------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                         2007
-------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                           2007
-------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                              2007
-------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                2007
-------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                       2007
-------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                       2007
-------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                     2007
-------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                        2007
-------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                        2007
-------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                             2007
-------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               2007
-------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    2007
-------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       2007
-------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       2007
-------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                            2007
-------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                      2007
-------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                       2007
-------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    2007
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2007
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2007
-------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares      2007
-------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     2007
-------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           2007
-------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                            2007
-------------------------------------------------------------------------------------
  DWS Dreman Small Cap Value VIP -- Class B Shares                               2007
-------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                           2007
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   2007
-------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                              2007
-------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             $ 9.96            $10.88              --   2007
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            10.56             10.65              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    10.32             12.17              --   2007
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       10.38             11.03         170,950   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  10.24             11.74          92,816   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   10.14             10.58              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  10.98             10.87          79,558   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                10.55             11.53              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         10.07             12.47              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          10.00             10.06          84,441   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                         9.78             11.04          38,391   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               10.57             10.90              --   2007
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               11.05             11.21       1,670,066   2007
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     10.68             11.10              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.89         236,786   2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 10.86             10.99           2,942   2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             10.79             12.18           7,558   2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares                       10.85             11.68              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              11.00             11.01              --   2007
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares
   (formerly, Value Equity Fund)                                                  10.90             11.74              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   10.34             10.60              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                            9.90             10.90          38,648   2007
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               10.17             10.44          35,627   2007
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    10.43             10.74              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   12.16             10.13              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           10.83             11.13          56,572   2007
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          9.92              9.93              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             10.57             11.53       1,906,826   2007
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              10.80             11.41              --   2007
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                10.73             10.83              --   2007
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            10.51             11.34          51,467   2007
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               10.42             13.92          76,604   2007
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  JP Morgan Insurance Trust Balanced Portfolio -- Class 1                         10.66             11.06              --   2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         $10.39            $10.80          4,253    2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1                 10.96             11.83          2,181    2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1          9.95             11.41             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       10.82             11.12          1,742    2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                    10.39             10.92          4,202    2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    10.17             11.10          2,917    2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   10.23             10.29          2,514    2007
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II             10.30             10.11             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I              10.71              9.45             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     10.25             11.12             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                            10.62             11.43             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                           10.39             10.50             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               10.66             10.83        160,618    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                                 12.15             15.15             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                   10.76              9.94             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                       10.16             10.89         70,238    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          10.57             11.31             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                10.68             10.96             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       9.93             10.88             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                      9.59              9.57         67,667    2007
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                      10.35             10.95             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              10.48             10.61             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               10.59             11.36         75,331    2007
---------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                            10.20             10.71        489,280    2007
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                            10.31             10.97         77,697    2007
---------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                                10.54             11.35         73,779    2007
---------------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                            10.00             10.91             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                    9.55             13.80         15,792    2007
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund
   (formerly, OTC Fund)                                                            10.23             11.79             --    2007
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                                   10.00              9.71         57,052    2007
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                            10.91             10.42         99,548    2007
---------------------------------------------------------------------------------------------------------------------------------
XTF Advisors Trust
---------------------------------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                                              10.00              9.82         56,525    2007
---------------------------------------------------------------------------------------------------------------------------------

           Lifetime Income Plus 2007 (for Joint Annuitants) Elected


                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                        $10.00            $ 9.70            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                                 10.00              9.72            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                         10.00              9.69            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                                10.00              9.65         2,508
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                       10.00              9.78            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                              10.00              9.82            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                              10.00              9.72            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            10.00              9.52         5,673
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               10.00              9.79            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               10.00              9.75            --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              10.00             10.16            --
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   10.00              9.63            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             10.00              9.90            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              10.00              9.74            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           10.00              9.69            --
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              10.00              9.71            --
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         10.00              9.64         2,501
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
  VT Floating Rate Income Fund                                                          10.00             10.02           610
----------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                     10.00              9.58            --
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                    10.00              9.69            --
----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  10.00              9.99            --
----------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          10.00              9.85            --
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             10.00              9.83            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                        10.00              9.80         2,173
----------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                         10.00              9.36            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                        10.00              9.64         1,870
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                      10.00              9.73            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                               10.00              9.72            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                                10.00             10.09           609
----------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                              10.00              9.78           623
----------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                     10.00              9.62            --
----------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                  2007
-------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                          2007
-------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                  2007
-------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                         2007
-------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                2007
-------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                       2007
-------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                       2007
-------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                     2007
-------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                        2007
-------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                        2007
-------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       2007
-------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                            2007
-------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                      2007
-------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                       2007
-------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    2007
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2007
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2007
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------
  VT Floating Rate Income Fund                                                   2007
-------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                              2007
-------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             2007
-------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                           2007
-------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                   2007
-------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                      2007
-------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 2007
-------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  2007
-------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 2007
-------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               2007
-------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                        2007
-------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                         2007
-------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                       2007
-------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              2007
-------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                              $10.00            $ 9.87            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.73            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 10.00              9.69            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              10.00              9.64            --     2007
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares
   (formerly, Value Equity Fund)                                                  10.00              9.82            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   10.00             10.11            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           10.00              9.75           624     2007
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               10.00             10.02            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    10.00              9.79            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   10.00              9.01            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           10.00              9.69         1,553     2007
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         10.00              9.62            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             10.00              9.82            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              10.00              9.77            --     2007
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            10.00              9.84            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               10.00              9.93         2,178     2007
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II            10.00              9.71            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I             10.00              9.68            --     2007
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    10.00              9.79            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           10.00              9.74            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              10.00              9.85            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 10.00              9.83            --     2007
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  10.00              9.84            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      10.00              9.71            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         10.00              9.69            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               10.00              9.68            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     10.00              9.63         1,253     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                    10.00              9.63            --     2007
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                     10.00              9.99            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                             10.00             10.03            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares              10.00             10.23           608     2007
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                           10.00             10.07         3,656     2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                           10.00             10.13           609     2007
--------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                               10.00              9.65         1,560     2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                 $10.00            $ 9.77            --     2007
-------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         10.00             10.13           620     2007
-------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         10.00              9.73            --     2007
-------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  10.00              9.50         1,875     2007
-------------------------------------------------------------------------------------------------------
XTF Advisors Trust
-------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                    10.00              9.68            --     2007
-------------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected


                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                        $10.00            $ 9.70            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                                 10.00              9.72            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                         10.00              9.69            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                                10.00              9.65        10,033
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                                  10.00              9.20            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                                     10.00              9.79            --
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                       10.00              9.78         8,854
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                              10.00              9.82            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                              10.00              9.72            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            10.00              9.52        23,171
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               10.00              9.79            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               10.00              9.75            --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Income and Growth Fund -- Class I                                                  10.00              9.66            --
----------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                      10.00              9.68            --
----------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                           10.00              9.83            --
----------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                              10.00              9.57            --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              10.00             10.16            --
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   10.00              9.63            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             10.00              9.90        24,931
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              10.00              9.74            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           10.00              9.69            --
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              10.00              9.71            --
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         10.00              9.64        10,054
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares             10.00              9.66            --
----------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                  10.00              9.75            --
----------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                            10.00             10.02            --
----------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                                   10.00              9.62            --
----------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                                  10.00              9.57            --
----------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                                  10.00              9.77            --
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          10.00             10.02         3,702
----------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                     10.00              9.58            --
----------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                  2007
-------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                          2007
-------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                  2007
-------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                         2007
-------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                           2007
-------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                              2007
-------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                2007
-------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                       2007
-------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                       2007
-------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                     2007
-------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                        2007
-------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                        2007
-------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------
  VP Income and Growth Fund -- Class I                                           2007
-------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               2007
-------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    2007
-------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       2007
-------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       2007
-------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                            2007
-------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                      2007
-------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                       2007
-------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    2007
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2007
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2007
-------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares      2007
-------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           2007
-------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     2007
-------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                            2007
-------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           2007
-------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                           2007
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   2007
-------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                              2007
-------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             $10.00            $ 9.69            --     2007
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            10.00              9.99            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    10.00              9.85            --     2007
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       10.00              9.83        16,206     2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  10.00              9.80         8,453     2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   10.00              9.36            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  10.00              9.64         7,179     2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                10.00              9.73            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         10.00              9.72            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          10.00             10.09         3,684     2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        10.00              9.78         2,740     2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               10.00              9.61            --     2007
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               10.00              9.87        25,587     2007
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     10.00              9.66            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.73        42,614     2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 10.00              9.68            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             10.00              9.78            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                        10.00              9.82            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              10.00              9.64            --     2007
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares
   (formerly, Value Equity Fund)                                                  10.00              9.82            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   10.00             10.11            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           10.00              9.75         2,730     2007
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               10.00             10.02            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    10.00              9.79            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   10.00              9.01            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           10.00              9.69         5,767     2007
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         10.00              9.62            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             10.00              9.82        50,433     2007
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              10.00              9.77            --     2007
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            10.00              9.84            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               10.00              9.93         8,400     2007
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  JP Morgan Insurance Trust Balanced Portfolio -- Class 1                         10.00              9.78            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         10.00             10.10            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1                10.00              9.71            --     2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1        $10.00            $ 9.71            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       10.00              9.69            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                    10.00             10.07            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    10.00              9.71            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   10.00              9.66            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II             10.00              9.71            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I              10.00              9.68            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     10.00              9.79            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                            10.00              9.74            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                           10.00             10.03            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               10.00              9.84            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                                 10.00              9.83            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                   10.00              9.83         1,269     2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                       10.00              9.71            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          10.00              9.69            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                10.00              9.68            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      10.00              9.63         4,966     2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                     10.00              9.63            --     2007
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                      10.00              9.99            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              10.00             10.03            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               10.00             10.23         3,648     2007
---------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                            10.00             10.07        22,148     2007
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                            10.00             10.13         3,678     2007
---------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                                10.00              9.65         6,336     2007
---------------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                            10.00              9.77            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio Class II Shares                                      10.00             10.13         2,157     2007
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund
   (formerly, OTC Fund)                                                            10.00              9.75            --     2007
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                                   10.00              9.73            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                            10.00              9.50         7,790     2007
---------------------------------------------------------------------------------------------------------------------------------
XTF Advisors Trust
---------------------------------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                                              10.00              9.68         6,487     2007
---------------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information

                                                                                                                 Page
The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-3
   Transfer of Annuity Units.................................................................................... B-3
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio............................................................................. B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York...................................................... B-7
   IRS Required Distributions................................................................................... B-7

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life Insurance Company of New York....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230


Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form NY1155 4/00 (RetireReady/SM/ Choice NY/Foundation NY), to:


Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form NY1155 4/00

                                  Issued by:
                  Genworth Life Insurance Company of New York
                Genworth Life of New York VA Separate Account 1
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2008, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:     (800) 313-5282

Or write: Genworth Life Insurance Company of New York
          Annuity Service Center
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative


The date of this Statement of Additional Information is May 1, 2008.

TABLE OF CONTENTS

The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-3
   Transfer of Annuity Units.................................................................................... B-3
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio............................................................................. B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York...................................................... B-7
   IRS Required Distributions................................................................................... B-7

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life Insurance Company of New York....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9

The Company


We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. We are an indirect, wholly owned subsidiary of Genworth Life Insurance Company while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate of the Company. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of GLAIC. GLAIC received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to the Company, in exchange for a non-majority ownership interest in the Company. AML merged into the Company, with the Company being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, investment and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional.

  . Protection. We offer customers life insurance, including term, whole and universal life, and long-term care insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional products. Wealth accumulation and income distribution products principally include: individual fixed and variable annuities; group variable annuities offered through retirement plans; and single premium immediate annuities. Institutional products include: guaranteed investment contracts ("GICs"), and funding agreements.



We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

We are subject to regulation by the New York Superintendent of Insurance. We file an annual statement with the New York Superintendent of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.


The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by either party upon 6 months' prior written notice to the other party.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated at the option of any party upon one-year advance written notice, unless a shorter time is agreed upon by the parties.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

The Universal Institutional Funds, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon six months' advance written notice.

XTF Advisors Trust. This agreement may be terminated by the parties upon 90 days' advance written notice.

Calculation of Performance Data


From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the FINRA.


The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment
Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund --Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund


Current Yield:   2.90% as of December 31, 2007
Effective Yield: 2.94% as of December 31, 2007


Dreyfus Variable Investment Fund -- Money Market Portfolio


Current Yield:   2.71% as of December 31, 2007
Effective Yield: 2.74% as of December 31, 2007


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all available rider options.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR  =   the average annual total return for the
        period.
ERV =   the ending redeemable value (reflecting
        deductions as described above) of the
        hypothetical investment at the end of the
        period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased

Regulation of Genworth Life Insurance Company of New York

Besides Federal securities laws, we are subject to the New York insurance laws.

Experts


The consolidated financial statements for Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2007 and 2006, and for each of the years in the three-year period ended December 31, 2007, and the financial statements of the Separate Account as of December 31, 2007 and for the periods indicated, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.




Financial Statements


This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year Ended December 31, 2007

     (With Independent Registered Public Accounting Firm's Report Thereon)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2007

                                                                            Page
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-26

Statements of Changes in Net Assets........................................ F-49

Notes to Financial Statements.............................................. F-97

            Report of Independent Registered Public Accounting Firm

The Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares; Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B; AllianceBernstein Small Cap Growth Portfolio -- Class B, American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III, BlackRock Global Allocation V.I. Fund -- Class III, BlackRock Large Cap Growth V.I. Fund -- Class III, BlackRock Value Opportunities V.I. Fund -- Class III; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Dreyfus -- Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset ManagerSM Portfolio -- Initial Class, VIP Asset ManagerSM Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Equity Fund, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1, JPMorgan Insurance Trust Core Bond Portfolio 1, JPMorgan Insurance Trust Diversified Equity Portfolio 1, JPMorgan

Insurance Trust Diversified Mid Cap Growth Portfolio 1, JPMorgan Insurance Trust Equity Index Portfolio 1, JPMorgan Insurance Trust Government Bond Portfolio 1, JPMorgan Insurance Trust Intrepid Growth Portfolio 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1; Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II, Legg Mason Partners Variable Capital and Income Portfolio -- Class I, Legg Mason Partners Variable Capital and Income Portfolio -- Class II, Legg Mason Partners Variable Fundamental Value Portfolio -- Class I, Legg Mason Partners Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Partners Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II, Natural Resources Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Strategic Growth Portfolio -- Class II Shares; XTF Advisors Trust -- ETF 60 Portfolio Class II Shares) as of December 31, 2007, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2007, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia

April 23, 2008

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                            As of December 31, 2007

                                                                              AIM Variable Insurance Funds
                                           ----------------------------------------------------------------------------------
                                                               AIM V.I.                                          AIM V.I.
                                               AIM V.I.         Capital        AIM V.I.         AIM V.I.      International
                                             Basic Value     Appreciation     Core Equity     Global Real         Growth
                              Consolidated     Fund --          Fund --         Fund --      Estate Fund --      Fund --
                                 Total     Series II shares Series I shares Series I shares Series II shares Series II shares
                              ------------ ---------------- --------------- --------------- ---------------- ----------------
Assets:
Investments at fair
  value (note 2b)............ $779,052,100    2,312,269         885,028         879,121         576,479         7,450,274
Dividend receivable..........      403,044           --              --              --              --                --
Receivable for units sold....    1,861,363        1,052             201             597             444            37,189
                              ------------    ---------         -------         -------         -------         ---------
       Total assets..........  781,316,507    2,313,321         885,229         879,718         576,923         7,487,463
                              ------------    ---------         -------         -------         -------         ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....      116,463          300             113             113              80             1,185
Payable for units
  withdrawn..................       34,010           --              --              --              --                --
                              ------------    ---------         -------         -------         -------         ---------
       Total liabilities.....      150,473          300             113             113              80             1,185
                              ------------    ---------         -------         -------         -------         ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  775,611,523    2,311,002         885,116         879,605         565,850         7,393,885
   Variable deferred
     annuity contract
     owners in the
     annuitization period....    5,554,511        2,019              --              --          10,993            92,393
                              ------------    ---------         -------         -------         -------         ---------
Net assets................... $781,166,034    2,313,021         885,116         879,605         576,843         7,486,278
                              ============    =========         =======         =======         =======         =========
Investments in
  securities at cost......... $748,168,063    2,127,311         734,156         762,917         689,840         6,852,084
                              ============    =========         =======         =======         =======         =========
Shares outstanding...........                   183,223          30,134          30,200          26,615           224,203
                                              =========         =======         =======         =======         =========

                              ----------------
                                 AIM V.I.
                                 Large Cap
                                  Growth
                                  Fund --
                              Series I shares
                              ---------------
Assets:
Investments at fair
  value (note 2b)............     260,661
Dividend receivable..........          --
Receivable for units sold....         273
                                  -------
       Total assets..........     260,934
                                  -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          34
Payable for units
  withdrawn..................          --
                                  -------
       Total liabilities.....          34
                                  -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     260,900
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
                                  -------
Net assets...................     260,900
                                  =======
Investments in
  securities at cost.........     214,055
                                  =======
Shares outstanding...........      16,446
                                  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                   Alger American Fund
                              ----------------------------- -----------------
                                  Alger          Alger      AllianceBernstein
                                 American    American Small     Balanced
                                  Growth     Capitalization  Wealth Strategy
                               Portfolio --   Portfolio --    Portfolio --
                              Class O Shares Class O Shares      Class B
                              -------------- -------------- -----------------
Assets:
Investments at fair
  value (note 2b)............    $471,979       549,029         2,626,144
Dividend receivable..........          --            --                --
Receivable for units sold....          --             1            60,702
                                 --------       -------         ---------
       Total assets..........     471,979       549,030         2,686,846
                                 --------       -------         ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          55            64               465
Payable for units
  withdrawn..................           8            --                --
                                 --------       -------         ---------
       Total liabilities.....          63            64               465
                                 --------       -------         ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     471,916       548,966         2,656,695
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --            29,686
                                 --------       -------         ---------
Net assets...................    $471,916       548,966         2,686,381
                                 ========       =======         =========
Investments in
  securities at cost.........    $458,052       393,746         2,640,023
                                 ========       =======         =========
Shares outstanding...........       9,579        16,477           202,478
                                 ========       =======         =========

                               AllianceBernstein Variable Products Series Fund, Inc.
                              ------------------------------------------------------------------------
                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                   Global            Growth         International       Large Cap
                                 Technology        and Income           Value            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- -----------------
Assets:
Investments at fair
  value (note 2b)............      642,788          9,228,791        17,160,800         2,366,515
Dividend receivable..........           --                 --                --                --
Receivable for units sold....           --              4,874            86,477                --
                                   -------          ---------        ----------         ---------
       Total assets..........      642,788          9,233,665        17,247,277         2,366,515
                                   -------          ---------        ----------         ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           80              1,211             2,735               305
Payable for units
  withdrawn..................          764                 --                --                69
                                   -------          ---------        ----------         ---------
       Total liabilities.....          844              1,211             2,735               374
                                   -------          ---------        ----------         ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      641,944          9,232,454        17,030,476         2,366,141
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --                 --           214,066                --
                                   -------          ---------        ----------         ---------
Net assets...................      641,944          9,232,454        17,244,542         2,366,141
                                   =======          =========        ==========         =========
Investments in
  securities at cost.........      508,798          7,869,221        16,991,677         1,856,943
                                   =======          =========        ==========         =========
Shares outstanding...........       31,649            347,600           689,743            78,989
                                   =======          =========        ==========         =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                               AllianceBernstein
                               Variable Products
                               Series Fund, Inc.
                                  (continued)                   American Century Variable Portfolios, Inc.
                              -------------------- --------------------------------------------------------------------
                               AllianceBernstein    VP Income &
                                Small Cap Growth   Growth Fund -- VP International VP Ultra(R) Fund -- VP Value Fund --
                              Portfolio -- Class B    Class I     Fund -- Class I        Class I           Class I
                              -------------------- -------------- ---------------- ------------------- ----------------
Assets:
Investments at fair
  value (note 2b)............       $164,799          884,872        2,771,003           855,943          1,810,626
Dividend receivable..........             --               --               --                --                 --
Receivable for units sold....             34              219              541                --                 77
                                    --------          -------        ---------           -------          ---------
       Total assets..........        164,833          885,091        2,771,544           855,943          1,810,703
                                    --------          -------        ---------           -------          ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....             20              116              420               112                234
Payable for units
  withdrawn..................             --               --               --                59                 --
                                    --------          -------        ---------           -------          ---------
       Total liabilities.....             20              116              420               171                234
                                    --------          -------        ---------           -------          ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        164,813          884,975        2,563,508           855,772          1,799,419
   Variable deferred
     annuity contract
     owners in the
     annuitization period....             --               --          207,616                --             11,050
                                    --------          -------        ---------           -------          ---------
Net assets...................       $164,813          884,975        2,771,124           855,772          1,810,469
                                    ========          =======        =========           =======          =========
Investments in
  securities at cost.........       $129,136          851,182        2,477,308           689,325          1,837,491
                                    ========          =======        =========           =======          =========
Shares outstanding...........         10,849          104,595          233,643            70,448            242,386
                                    ========          =======        =========           =======          =========

                                   American
                               Century Variable
                              Portfolios II, Inc.
                              -------------------
                                 VP Inflation
                              Protection Fund --
                                   Class II
                              -------------------
Assets:
Investments at fair
  value (note 2b)............       991,877
Dividend receivable..........         3,174
Receivable for units sold....            --
                                    -------
       Total assets..........       995,051
                                    -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           132
Payable for units
  withdrawn..................           610
                                    -------
       Total liabilities.....           742
                                    -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       961,058
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        33,251
                                    -------
Net assets...................       994,309
                                    =======
Investments in
  securities at cost.........       963,382
                                    =======
Shares outstanding...........        94,017
                                    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007


                                                BlackRock Variable Series Funds, Inc.
                              -------------------------------------------------------------------------


                               BlackRock Basic   BlackRock Global   BlackRock Large   BlackRock Value
                              Value V.I. Fund --  Allocation V.I.   Cap Growth V.I.  Opportunities V.I.
                                  Class III      Fund -- Class III Fund -- Class III Fund -- Class III
                              ------------------ ----------------- ----------------- ------------------
Assets:
Investments at fair
  value (note 2b)............      $756,781         31,985,661          175,387           503,764
Dividend receivable..........            --                 --               --                --
Receivable for units sold....         2,908            486,277               --             2,344
                                   --------         ----------          -------           -------
       Total assets..........       759,689         32,471,938          175,387           506,108
                                   --------         ----------          -------           -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           112              6,204               23                77
Payable for units
  withdrawn..................            --                 --                1                --
                                   --------         ----------          -------           -------
       Total liabilities.....           112              6,204               24                77
                                   --------         ----------          -------           -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       759,577         32,253,183          175,363           506,031
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --            212,551               --                --
                                   --------         ----------          -------           -------
Net assets...................      $759,577         32,465,734          175,363           506,031
                                   ========         ==========          =======           =======
Investments in
  securities at cost.........      $851,823         32,641,174          156,843           969,560
                                   ========         ==========          =======           =======
Shares outstanding...........        54,839          2,201,353           13,832            31,624
                                   ========         ==========          =======           =======

                                     Columbia Funds Variable
                                        Insurance Trust I
                              --------------------------------------
                                                  Columbia Marsico
                               Columbia Marsico     International
                                 Growth Fund,    Opportunities Fund,
                              Variable Series -- Variable Series --
                                   Class A             Class B
                              ------------------ -------------------
Assets:
Investments at fair
  value (note 2b)............     4,486,814          11,955,073
Dividend receivable..........            --                  --
Receivable for units sold....            --              36,231
                                  ---------          ----------
       Total assets..........     4,486,814          11,991,304
                                  ---------          ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           575               1,754
Payable for units
  withdrawn..................         1,184                  --
                                  ---------          ----------
       Total liabilities.....         1,759               1,754
                                  ---------          ----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     4,485,055          11,897,210
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --              92,340
                                  ---------          ----------
Net assets...................     4,485,055          11,989,550
                                  =========          ==========
Investments in
  securities at cost.........     3,409,835           9,775,442
                                  =========          ==========
Shares outstanding...........       201,383             473,844
                                  =========          ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                        Dreyfus
                              ------------------------------------------------------------
                               Dreyfus Investment   Dreyfus Variable  The Dreyfus Socially
                              Portfolios -- MidCap Investment Fund --     Responsible
                               Stock Portfolio --     Money Market    Growth Fund, Inc. --
                                 Initial Shares        Portfolio         Initial Shares
                              -------------------- ------------------ --------------------
Assets:
Investments at fair
  value (note 2b)............       $186,947           1,087,389            363,717
Dividend receivable..........             --               4,144                 --
Receivable for units sold....             37                  72                122
                                    --------           ---------            -------
       Total assets..........        186,984           1,091,605            363,839
                                    --------           ---------            -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....             23                 144                 47
Payable for units
  withdrawn..................             --                  --                 --
                                    --------           ---------            -------
       Total liabilities.....             23                 144                 47
                                    --------           ---------            -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        186,961           1,091,461            363,792
   Variable deferred
     annuity contract
     owners in the
     annuitization period....             --                  --                 --
                                    --------           ---------            -------
Net assets...................       $186,961           1,091,461            363,792
                                    ========           =========            =======
Investments in
  securities at cost.........       $203,523           1,087,389            280,328
                                    ========           =========            =======
Shares outstanding...........         12,046           1,087,389             11,925
                                    ========           =========            =======

                                               DWS Variable Series II
                              --------------------------------------------------------

                                DWS Dreman High      DWS Dreman Small   DWS Technology
                              Return Equity VIP -- Mid Cap Value VIP -- VIP -- Class B
                                 Class B Shares       Class B Shares        Shares
                              -------------------- -------------------- --------------
Assets:
Investments at fair
  value (note 2b)............      1,056,615            1,312,671          198,872
Dividend receivable..........             --                   --               --
Receivable for units sold....             47                   --               35
                                   ---------            ---------          -------
       Total assets..........      1,056,662            1,312,671          198,907
                                   ---------            ---------          -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....            133                  172               26
Payable for units
  withdrawn..................             --                    2               --
                                   ---------            ---------          -------
       Total liabilities.....            133                  174               26
                                   ---------            ---------          -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      1,056,529            1,312,497          198,881
   Variable deferred
     annuity contract
     owners in the
     annuitization period....             --                   --               --
                                   ---------            ---------          -------
Net assets...................      1,056,529            1,312,497          198,881
                                   =========            =========          =======
Investments in
  securities at cost.........        963,975            1,309,057          162,914
                                   =========            =========          =======
Shares outstanding...........         73,325               65,372           18,886
                                   =========            =========          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                               Evergreen Variable
                                 Eaton Vance Variable Trust      Annuity Trust
                              -------------------------------- ------------------

                                                VT Worldwide      Evergreen VA
                              VT Floating-Rate Health Sciences   Omega Fund --
                                Income Fund         Fund            Class 2
                              ---------------- --------------- ------------------
Assets:
Investments at fair
  value (note 2b)............   $13,723,826       2,219,958          43,466
Dividend receivable..........        74,879              --              --
Receivable for units sold....         8,427             515              --
                                -----------       ---------          ------
       Total assets..........    13,807,132       2,220,473          43,466
                                -----------       ---------          ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         1,968             282               6
Payable for units
  withdrawn..................            --              --              --
                                -----------       ---------          ------
       Total liabilities.....         1,968             282               6
                                -----------       ---------          ------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    13,698,648       2,220,191          43,460
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       106,516              --              --
                                -----------       ---------          ------
Net assets...................   $13,805,164       2,220,191          43,460
                                ===========       =========          ======
Investments in
  securities at cost.........   $14,241,477       2,038,293          36,372
                                ===========       =========          ======
Shares outstanding...........     1,432,550         175,352           2,214
                                ===========       =========          ======

                                              Federated Insurance Series
                              -----------------------------------------------------------
                                  Federated
                               American Leaders                        Federated High
                              Fund II -- Primary Federated Capital Income Bond Fund II --
                                    Shares        Income Fund II       Primary Shares
                              ------------------ ----------------- ----------------------
Assets:
Investments at fair
  value (note 2b)............      245,688            218,910             264,012
Dividend receivable..........           --                 --                  --
Receivable for units sold....           --                 --                  --
                                   -------            -------             -------
       Total assets..........      245,688            218,910             264,012
                                   -------            -------             -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           29                 25                  31
Payable for units
  withdrawn..................           --                 --                 216
                                   -------            -------             -------
       Total liabilities.....           29                 25                 247
                                   -------            -------             -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      245,659            218,885             263,765
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --                 --                  --
                                   -------            -------             -------
Net assets...................      245,659            218,885             263,765
                                   =======            =======             =======
Investments in
  securities at cost.........      275,638            253,953             269,593
                                   =======            =======             =======
Shares outstanding...........       14,343             22,756              35,249
                                   =======            =======             =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                Federated Insurance Series (continued)
                              ------------------------------------------

                                  Federated High          Federated
                              Income Bond Fund II -- Kaufmann Fund II --
                                  Service Shares       Service Shares
                              ---------------------- -------------------
Assets:
Investments at fair
  value (note 2b)............       $8,283,130            4,218,431
Dividend receivable..........               --                   --
Receivable for units sold....            1,614                   --
                                    ----------            ---------
       Total assets..........        8,284,744            4,218,431
                                    ----------            ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....            1,025                  550
Payable for units
  withdrawn..................               --                6,524
                                    ----------            ---------
       Total liabilities.....            1,025                7,074
                                    ----------            ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        8,283,719            4,211,357
   Variable deferred
     annuity contract
     owners in the
     annuitization period....               --                   --
                                    ----------            ---------
Net assets...................       $8,283,719            4,211,357
                                    ==========            =========
Investments in
  securities at cost.........       $8,421,322            3,197,467
                                    ==========            =========
Shares outstanding...........        1,111,830              226,676
                                    ==========            =========

                                                  Fidelity(R) Variable Insurance Products Fund
                              -------------------------------------------------------------------------------------
                                    VIP Asset             VIP Asset
                                   Manager/SM            Manager/SM           VIP Balanced      VIP Contrafund(R)
                              /Portfolio -- Initial /Portfolio -- Service Portfolio -- Service Portfolio -- Initial
                                      Class                Class 2              Class 2               Class
                              --------------------- --------------------- -------------------- --------------------
Assets:
Investments at fair
  value (note 2b)............        347,119              1,092,738            8,075,025            2,425,278
Dividend receivable..........             --                     --                   --                   --
Receivable for units sold....             --                     --                   --                   --
                                     -------              ---------            ---------            ---------
       Total assets..........        347,119              1,092,738            8,075,025            2,425,278
                                     -------              ---------            ---------            ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....             40                    158                1,402                  284
Payable for units
  withdrawn..................             --                    943                8,169                2,263
                                     -------              ---------            ---------            ---------
       Total liabilities.....             40                  1,101                9,571                2,547
                                     -------              ---------            ---------            ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        347,079              1,091,637            8,049,964            2,422,731
   Variable deferred
     annuity contract
     owners in the
     annuitization period....             --                     --               15,490                   --
                                     -------              ---------            ---------            ---------
Net assets...................        347,079              1,091,637            8,065,454            2,422,731
                                     =======              =========            =========            =========
Investments in
  securities at cost.........        318,916                991,657            8,052,970            2,316,109
                                     =======              =========            =========            =========
Shares outstanding...........         20,949                 66,916              515,976               86,928
                                     =======              =========            =========            =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                Fidelity(R) Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------------------------
                                                  VIP Dynamic
                                                    Capital      VIP Equity-    VIP Equity-    VIP Growth     VIP Growth
                              VIP Contrafund(R)  Appreciation      Income         Income        & Income       & Income
                                Portfolio --     Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                               Service Class 2  Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              ----------------- --------------- ------------- --------------- ------------- ---------------
Assets:
Investments at fair
  value (note 2b)............    $36,493,392        390,483       1,198,795     13,424,960       562,309       3,625,444
Dividend receivable..........             --             --              --             --            --              --
Receivable for units sold....         26,991             --              --         36,273             5             437
                                 -----------        -------       ---------     ----------       -------       ---------
       Total assets..........     36,520,383        390,483       1,198,795     13,461,233       562,314       3,625,881
                                 -----------        -------       ---------     ----------       -------       ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          4,790             51             142          1,907            66             464
Payable for units
  withdrawn..................             --             --              --             --            --              --
                                 -----------        -------       ---------     ----------       -------       ---------
       Total liabilities.....          4,790             51             142          1,907            66             464
                                 -----------        -------       ---------     ----------       -------       ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     36,360,184        390,432       1,198,653     13,354,034       562,248       3,625,417
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        155,409             --              --        105,292            --              --
                                 -----------        -------       ---------     ----------       -------       ---------
Net assets...................    $36,515,593        390,432       1,198,653     13,459,326       562,248       3,625,417
                                 ===========        =======       =========     ==========       =======       =========
Investments in
  securities at cost.........    $39,014,693        404,827       1,166,576     14,019,531       458,756       2,956,600
                                 ===========        =======       =========     ==========       =======       =========
Shares outstanding...........      1,328,965         43,484          50,138        569,578        33,058         216,315
                                 ===========        =======       =========     ==========       =======       =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                      Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth                                 VIP Investment
                              Opportunities  VIP Growth     VIP Growth      Grade Bond      VIP Mid Cap   VIP Overseas
                              Portfolio --  Portfolio --   Portfolio --    Portfolio --    Portfolio --   Portfolio --
                              Initial Class Initial Class Service Class 2 Service Class 2 Service Class 2 Initial Class
                              ------------- ------------- --------------- --------------- --------------- -------------
Assets:
Investments at fair
  value (note 2b)............   $331,149       997,878       2,367,329       3,489,390      18,942,927       649,908
Dividend receivable..........         --            --              --              --              --            --
Receivable for units sold....         --            --              35           8,502           7,573            --
                                --------       -------       ---------       ---------      ----------       -------
       Total assets..........    331,149       997,878       2,367,364       3,497,892      18,950,500       649,908
                                --------       -------       ---------       ---------      ----------       -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         39           118             304             596           2,461            76
Payable for units
  withdrawn..................         --            13              --              --              --           258
                                --------       -------       ---------       ---------      ----------       -------
       Total liabilities.....         39           131             304             596           2,461           334
                                --------       -------       ---------       ---------      ----------       -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    331,110       997,747       2,367,060       3,436,548      18,916,921       649,574
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --            --              --          60,748          31,118            --
                                --------       -------       ---------       ---------      ----------       -------
Net assets...................   $331,110       997,747       2,367,060       3,497,296      18,948,039       649,574
                                ========       =======       =========       =========      ==========       =======
Investments in
  securities at cost.........   $270,166       905,599       1,655,736       3,415,093      16,344,787       474,649
                                ========       =======       =========       =========      ==========       =======
Shares outstanding...........     14,803        22,116          53,020         278,261         531,657        25,668
                                ========       =======       =========       =========      ==========       =======

                              ----------------
                                 VIP Value
                                Strategies
                               Portfolio --
                              Service Class 2
                              ---------------
Assets:
Investments at fair
  value (note 2b)............     454,496
Dividend receivable..........          --
Receivable for units sold....           3
                                  -------
       Total assets..........     454,499
                                  -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          58
Payable for units
  withdrawn..................          --
                                  -------
       Total liabilities.....          58
                                  -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     454,441
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
                                  -------
Net assets...................     454,441
                                  =======
Investments in
  securities at cost.........     473,620
                                  =======
Shares outstanding...........      36,014
                                  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                      Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------------------------------
                                                   Franklin Large   Franklin Templeton
                               Franklin Income       Cap Growth     VIP Founding Funds   Mutual Shares    Templeton Foreign
                              Securities Fund -- Securities Fund -- Allocation Fund -- Securities Fund -- Securities Fund --
                                Class 2 Shares     Class 2 Shares     Class 2 Shares     Class 2 Shares     Class 1 Shares
                              ------------------ ------------------ ------------------ ------------------ ------------------
Assets:
Investments at fair
  value (note 2b)............    $96,935,534          661,488           7,749,925          5,629,597            86,485
Dividend receivable..........             --               --                  --                 --                --
Receivable for units sold....        249,365              213             221,630              2,036                --
                                 -----------          -------           ---------          ---------            ------
       Total assets..........     97,184,899          661,701           7,971,555          5,631,633            86,485
                                 -----------          -------           ---------          ---------            ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         16,376               87               1,333                742                10
Payable for units
  withdrawn..................             --               --                  --                 --               103
                                 -----------          -------           ---------          ---------            ------
       Total liabilities.....         16,376               87               1,333                742               113
                                 -----------          -------           ---------          ---------            ------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     96,126,470          611,837           7,934,843          5,553,912            86,372
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      1,042,053           49,777              35,379             76,979                --
                                 -----------          -------           ---------          ---------            ------
Net assets...................    $97,168,523          661,614           7,970,222          5,630,891            86,372
                                 ===========          =======           =========          =========            ======
Investments in
  securities at cost.........    $97,972,252          595,407           7,841,208          5,620,088            68,375
                                 ===========          =======           =========          =========            ======
Shares outstanding...........      5,599,973           38,347             832,430            278,831             4,202
                                 ===========          =======           =========          =========            ======

                              --------------------------------------
                                                     Templeton
                              Templeton Foreign     Global Asset
                              Securities Fund -- Allocation Fund --
                                Class 2 Shares     Class 2 Shares
                              ------------------ ------------------
Assets:
Investments at fair
  value (note 2b)............     5,689,624           792,341
Dividend receivable..........            --                --
Receivable for units sold....            --               166
                                  ---------           -------
       Total assets..........     5,689,624           792,507
                                  ---------           -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           813               101
Payable for units
  withdrawn..................           499                --
                                  ---------           -------
       Total liabilities.....         1,312               101
                                  ---------           -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     5,453,021           792,406
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       235,291                --
                                  ---------           -------
Net assets...................     5,688,312           792,406
                                  =========           =======
Investments in
  securities at cost.........     4,947,543           948,535
                                  =========           =======
Shares outstanding...........       280,969            54,569
                                  =========           =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                              Franklin Templeton Variable Insurance
                                   Products Trust (continued)                  GE Investments Funds, Inc.
                              ------------------------------------  -------------------------------------------------
                              Templeton Global
                              Income Securities   Templeton Growth
                               Fund -- Class 1   Securities Fund --             International   Mid-Cap      Money
                                   Shares          Class 2 Shares   Income Fund  Equity Fund  Equity Fund Market Fund
                              -----------------  ------------------ ----------- ------------- ----------- -----------
Assets:
Investments at fair
  value (note 2b)............      $86,805           2,065,239       3,774,184     220,143     6,956,006  11,236,502
Dividend receivable..........           --                  --              --          --            --      40,656
Receivable for units sold....           --               1,443              --          --            --      18,839
                                   -------           ---------       ---------     -------     ---------  ----------
       Total assets..........       86,805           2,066,682       3,774,184     220,143     6,956,006  11,295,997
                                   -------           ---------       ---------     -------     ---------  ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           10                 269             466          26           963       1,476
Payable for units
  withdrawn..................           --                  --              85          --         1,899          --
                                   -------           ---------       ---------     -------     ---------  ----------
       Total liabilities.....           10                 269             551          26         2,862       1,476
                                   -------           ---------       ---------     -------     ---------  ----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       86,795           2,066,413       3,773,633     220,117     6,921,872  11,294,521
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --                  --              --          --        31,272          --
                                   -------           ---------       ---------     -------     ---------  ----------
Net assets...................      $86,795           2,066,413       3,773,633     220,117     6,953,144  11,294,521
                                   =======           =========       =========     =======     =========  ==========
Investments in
  securities at cost.........      $76,065           2,102,936       4,052,471     178,884     7,277,303  11,236,501
                                   =======           =========       =========     =======     =========  ==========
Shares outstanding...........        5,106             133,759         328,190      15,006       402,081  11,236,502
                                   =======           =========       =========     =======     =========  ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                 GE Investments Funds, Inc. (continued)
                              ----------------------------------------------------------------------------
                                                                                 Total          Total
                                 Premier    Real Estate S&P 500(R) Small-Cap     Return         Return
                              Growth Equity Securities    Index     Equity      Fund --        Fund --
                                  Fund         Fund        Fund      Fund    Class 1 Shares Class 3 Shares
                              ------------- ----------- ---------- --------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............  $1,818,361    3,737,715  42,020,566 5,974,810   34,268,224    101,604,757
Dividend receivable..........          --           --          --        --           --             --
Receivable for units sold....         732        1,968      48,073     6,616        3,587        174,022
                               ----------    ---------  ---------- ---------   ----------    -----------
       Total assets..........   1,819,093    3,739,683  42,068,639 5,981,426   34,271,811    101,778,779
                               ----------    ---------  ---------- ---------   ----------    -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         234          470       5,346       764        4,512         17,877
Payable for units
  withdrawn..................          --           --          --        --           --             --
                               ----------    ---------  ---------- ---------   ----------    -----------
       Total liabilities.....         234          470       5,346       764        4,512         17,877
                               ----------    ---------  ---------- ---------   ----------    -----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,818,859    3,739,213  42,017,002 5,980,662   34,267,299    100,804,668
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --      46,291        --           --        956,234
                               ----------    ---------  ---------- ---------   ----------    -----------
Net assets...................  $1,818,859    3,739,213  42,063,293 5,980,662   34,267,299    101,760,902
                               ==========    =========  ========== =========   ==========    ===========
Investments in
  securities at cost.........  $1,653,111    5,527,352  35,555,447 6,392,037   30,474,357    102,378,535
                               ==========    =========  ========== =========   ==========    ===========
Shares outstanding...........      23,032      344,173   1,584,486   490,946    1,841,388      5,465,560
                               ==========    =========  ========== =========   ==========    ===========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                              GE Investments Funds, Inc. Goldman Sachs Variable
                                    (continued)             Insurance Trust     J.P. Morgan Series Trust II
                              -------------------------- ---------------------- ---------------------------
                                                           Goldman    Goldman
                                                            Sachs      Sachs                International
                                 U.S.          Value     Growth and   Mid Cap     Bond         Equity
                              Equity Fund   Equity Fund  Income Fund Value Fund Portfolio     Portfolio
                              -----------   -----------  ----------- ---------- ---------   -------------
Assets:
Investments at fair
  value (note 2b)............ $1,766,266     2,132,222     196,827   1,694,517  1,971,177      518,638
Dividend receivable..........         --            --          --          --         --           --
Receivable for units sold....      1,579           690          --          --        750          201
                              ----------     ---------     -------   ---------   ---------     -------
       Total assets..........  1,767,845     2,132,912     196,827   1,694,517  1,971,927      518,839
                              ----------     ---------     -------   ---------   ---------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        225           282          24         207        258           69
Payable for units
  withdrawn..................         --            --          --         286         --           --
                              ----------     ---------     -------   ---------   ---------     -------
       Total liabilities.....        225           282          24         493        258           69
                              ----------     ---------     -------   ---------   ---------     -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  1,767,620     2,132,630     196,803   1,694,024  1,971,669      518,770
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --            --          --          --         --           --
                              ----------     ---------     -------   ---------   ---------     -------
Net assets................... $1,767,620     2,132,630     196,803   1,694,024  1,971,669      518,770
                              ==========     =========     =======   =========   =========     =======
Investments in
  securities at cost......... $1,617,003     1,974,123     175,503   1,740,186  2,078,683      439,507
                              ==========     =========     =======   =========   =========     =======
Shares outstanding...........     48,510       209,864      15,708     120,864    176,313       32,517
                              ==========     =========     =======   =========   =========     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                              J.P. Morgan Series Trust II (continued)            Janus Aspen Series
                              --------------------------------------- ----------------------------------------
                                                                        Balanced      Balanced   Flexible Bond
                               Mid Cap       Small    U.S. Large Cap  Portfolio --  Portfolio -- Portfolio --
                                Value       Company    Core Equity    Institutional   Service    Institutional
                              Portfolio    Portfolio    Portfolio        Shares        Shares       Shares
                               ----------  ---------  --------------  ------------- ------------ -------------
Assets:
Investments at fair
  value (note 2b)............ $3,483,191    402,167      190,417        2,518,683    9,233,675      224,013
Dividend receivable..........         --         --           --               --           --           --
Receivable for units sold....      2,354        202           49               44       43,584           --
                               ----------   -------      -------        ---------    ---------      -------
       Total assets..........  3,485,545    402,369      190,466        2,518,727    9,277,259      224,013
                               ----------   -------      -------        ---------    ---------      -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        457         53           26              293        1,374           26
Payable for units
  withdrawn..................         --         --           --               --           --           --
                               ----------   -------      -------        ---------    ---------      -------
       Total liabilities.....        457         53           26              293        1,374           26
                               ----------   -------      -------        ---------    ---------      -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  3,485,088    402,316      190,440        2,518,434    9,275,885      223,987
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --         --           --               --           --           --
                               ----------   -------      -------        ---------    ---------      -------
Net assets................... $3,485,088    402,316      190,440        2,518,434    9,275,885      223,987
                               ==========   =======      =======        =========    =========      =======
Investments in
  securities at cost......... $2,894,705    378,472      154,370        2,086,406    7,814,493      232,773
                               ==========   =======      =======        =========    =========      =======
Shares outstanding...........    113,570     25,042       12,059           83,816      297,094       19,547
                               ==========   =======      =======        =========    =========      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                 Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                                                   Global Life       Global        International
                                     Forty             Forty         Sciences      Technology          Growth
                                  Portfolio --      Portfolio --   Portfolio --   Portfolio --      Portfolio --
                              Institutional Shares Service Shares Service Shares Service Shares Institutional Shares
                              -------------------- -------------- -------------- -------------- --------------------
Assets:
Investments at fair
  value (note 2b)............      $2,910,060        5,833,405       126,217         52,986          1,629,708
Dividend receivable..........              --               --            --             --                 --
Receivable for units sold....              --           27,387            --             33                 41
                                   ----------        ---------       -------         ------          ---------
       Total assets..........       2,910,060        5,860,792       126,217         53,019          1,629,749
                                   ----------        ---------       -------         ------          ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....             338              941            17              7                188
Payable for units
  withdrawn..................           1,613               --            --             --                 --
                                   ----------        ---------       -------         ------          ---------
       Total liabilities.....           1,951              941            17              7                188
                                   ----------        ---------       -------         ------          ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       2,908,109        5,781,138       126,200         53,012          1,629,561
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --           78,713            --             --                 --
                                   ----------        ---------       -------         ------          ---------
Net assets...................      $2,908,109        5,859,851       126,200         53,012          1,629,561
                                   ==========        =========       =======         ======          =========
Investments in
  securities at cost.........      $1,977,628        4,782,161        71,079         32,503            924,574
                                   ==========        =========       =======         ======          =========
Shares outstanding...........          70,667          142,976        11,033         10,229             24,953
                                   ==========        =========       =======         ======          =========

                              ---------------
                              International
                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets:
Investments at fair
  value (note 2b)............   1,411,692
Dividend receivable..........          --
Receivable for units sold....          --
                                ---------
       Total assets..........   1,411,692
                                ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         181
Payable for units
  withdrawn..................       1,964
                                ---------
       Total liabilities.....       2,145
                                ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,409,547
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
                                ---------
Net assets...................   1,409,547
                                =========
Investments in
  securities at cost.........     517,792
                                =========
Shares outstanding...........      21,883
                                =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                          Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                Large Cap                     Mid Cap                     Worldwide
                                 Growth       Large Cap       Growth        Mid Cap        Growth       Worldwide
                              Portfolio --      Growth     Portfolio --      Growth     Portfolio --      Growth
                              Institutional  Portfolio --  Institutional  Portfolio --  Institutional  Portfolio --
                                 Shares     Service Shares    Shares     Service Shares    Shares     Service Shares
                              ------------- -------------- ------------- -------------- ------------- --------------
Assets:
Investments at fair
  value (note 2b)............  $1,226,222      322,330       2,056,560      273,599       1,512,844      551,845
Dividend receivable..........          --           --              --           --              --           --
Receivable for units sold....          --            2              13           --              --           75
                               ----------      -------       ---------      -------       ---------      -------
       Total assets..........   1,226,222      322,332       2,056,573      273,599       1,512,844      551,920
                               ----------      -------       ---------      -------       ---------      -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         143           40             241           35             177           71
Payable for units
  withdrawn..................       1,046           --              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
       Total liabilities.....       1,189           40             241           35             177           71
                               ----------      -------       ---------      -------       ---------      -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,225,033      322,292       2,056,332      273,564       1,512,667      551,849
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
Net assets...................  $1,225,033      322,292       2,056,332      273,564       1,512,667      551,849
                               ==========      =======       =========      =======       =========      =======
Investments in
  securities at cost.........  $1,282,084      233,472       2,233,890      136,465       1,639,226      392,942
                               ==========      =======       =========      =======       =========      =======
Shares outstanding...........      46,413       12,364          51,491        7,024          42,820       15,753
                               ==========      =======       =========      =======       =========      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                 JPMorgan Insurance Trust
                              -----------------------------------------------------------------------------------------------
                                                                   JPMorgan
                                                       JPMorgan    Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                               JPMorgan    JPMorgan    Insurance     Trust     Insurance   Insurance   Insurance   Insurance
                               Insurance   Insurance     Trust    Diversified    Trust       Trust       Trust       Trust
                                 Trust    Trust Core  Diversified   Mid Cap     Equity    Government   Intrepid    Intrepid
                               Balanced      Bond       Equity      Growth       Index       Bond       Growth      Mid Cap
                              Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                              ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
Assets:
Investments at fair
  value (note 2b)............   $47,384    1,552,659    762,090     41,432      539,197    1,373,712    866,734     805,492
Dividend receivable..........        --           --         --         --           --           --         --          --
Receivable for units sold....        --          134        297         --          132          183         --          --
                                -------    ---------    -------     ------      -------    ---------    -------     -------
       Total assets..........    47,384    1,552,793    762,387     41,432      539,329    1,373,895    866,734     805,492
                                -------    ---------    -------     ------      -------    ---------    -------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         6          216        119          6           85          192        138         124
Payable for units
  withdrawn..................        --           --         --          1           --           --        203          84
                                -------    ---------    -------     ------      -------    ---------    -------     -------
       Total liabilities.....         6          216        119          7           85          192        341         208
                                -------    ---------    -------     ------      -------    ---------    -------     -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    47,378    1,391,871    718,548     41,425      506,415    1,213,240    811,494     761,463
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --      160,706     43,720         --       32,829      160,463     54,899      43,821
                                -------    ---------    -------     ------      -------    ---------    -------     -------
Net assets...................   $47,378    1,552,577    762,268     41,425      539,244    1,373,703    866,393     805,284
                                =======    =========    =======     ======      =======    =========    =======     =======
Investments in
  securities at cost.........   $46,539    1,512,133    749,052     41,993      533,797    1,330,978    829,040     807,254
                                =======    =========    =======     ======      =======    =========    =======     =======
Shares outstanding...........     2,872      136,079     41,553      2,002       41,896      120,501     52,946      45,202
                                =======    =========    =======     ======      =======    =========    =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                                                  Legg Mason
                                                                                               Partners Variable
                                         Legg Mason Partners Variable Equity Trust               Income Trust
                              ---------------------------------------------------------------- -----------------
                               Legg Mason   Legg Mason   Legg Mason   Legg Mason
                                Partners     Partners     Partners     Partners    Legg Mason     Legg Mason
                                Variable     Variable     Variable     Variable     Partners       Partners
                               Aggressive  Capital and  Capital and  Fundamental    Variable       Variable
                                 Growth       Income       Income       Value      Investors    Strategic Bond
                              Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --
                                Class II     Class I      Class II     Class I      Class I         Class I
                              ------------ ------------ ------------ ------------ ------------ -----------------
Assets:
Investments at fair
  value (note 2b)............  $1,220,686    106,728      825,268      605,254       74,079         80,532
Dividend receivable..........          --         --           --           --           --             --
Receivable for units sold....          --         --           --          869           --             --
                               ----------    -------      -------      -------       ------         ------
       Total assets..........   1,220,686    106,728      825,268      606,123       74,079         80,532
                               ----------    -------      -------      -------       ------         ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         163         12          134           79            9              9
Payable for units
  withdrawn..................          --         --          107           --           --             --
                               ----------    -------      -------      -------       ------         ------
       Total liabilities.....         163         12          241           79            9              9
                               ----------    -------      -------      -------       ------         ------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,220,523    106,716      825,027      606,044       74,070         80,523
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --         --           --           --           --             --
                               ----------    -------      -------      -------       ------         ------
Net assets...................  $1,220,523    106,716      825,027      606,044       74,070         80,523
                               ==========    =======      =======      =======       ======         ======
Investments in
  securities at cost.........  $1,104,682    123,584      959,487      660,123       58,995         87,236
                               ==========    =======      =======      =======       ======         ======
Shares outstanding...........      74,935      8,600       66,447       27,905        4,484          8,110
                               ==========    =======      =======      =======       ======         ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                     MFS(R) Variable Insurance Trust
                              -------------------------------------------------------------------------------------------
                                   MFS(R)
                                  Investors           MFS(R)             MFS(R)            MFS(R)            MFS(R)
                                Growth Stock     Investors Trust     New Discovery    Strategic Income    Total Return
                              Series -- Service Series --  Service Series --  Service Series -- Service Series -- Service
                                Class Shares       Class Shares       Class Shares      Class Shares      Class Shares
                              ----------------- ------------------ ------------------ ----------------- -----------------
Assets:
Investments at fair
  value (note 2b)............    $2,529,755         3,859,046          1,083,781           787,738         13,163,499
Dividend receivable..........            --                --                 --                --                 --
Receivable for units sold....         1,846               522              3,432                --             40,053
                                 ----------         ---------          ---------           -------         ----------
       Total assets..........     2,531,601         3,859,568          1,087,213           787,738         13,203,552
                                 ----------         ---------          ---------           -------         ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           327               496                143               100              2,075
Payable for units
  withdrawn..................            --                --                 --                17                 --
                                 ----------         ---------          ---------           -------         ----------
       Total liabilities.....           327               496                143               117              2,075
                                 ----------         ---------          ---------           -------         ----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     2,531,274         3,859,072          1,087,070           787,621         13,165,128
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --                --                 --                --             36,349
                                 ----------         ---------          ---------           -------         ----------
Net assets...................    $2,531,274         3,859,072          1,087,070           787,621         13,201,477
                                 ==========         =========          =========           =======         ==========
Investments in
  securities at cost.........    $1,932,969         2,899,649            917,796           793,547         12,939,445
                                 ==========         =========          =========           =======         ==========
Shares outstanding...........       218,648           164,987             66,449            75,744            613,969
                                 ==========         =========          =========           =======         ==========

                              ------------------

                                   MFS(R)
                                  Utilities
                              Series -- Service
                                Class Shares
                              -----------------
Assets:
Investments at fair
  value (note 2b)............     5,439,206
Dividend receivable..........            --
Receivable for units sold....            --
                                  ---------
       Total assets..........     5,439,206
                                  ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           703
Payable for units
  withdrawn..................         2,778
                                  ---------
       Total liabilities.....         3,481
                                  ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     5,435,725
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --
                                  ---------
Net assets...................     5,435,725
                                  =========
Investments in
  securities at cost.........     3,916,233
                                  =========
Shares outstanding...........       159,461
                                  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                              Old Mutual Insurance Series Fund                 Oppenheimer Variable Account Funds
                              -------------------------------- ------------------------------------------------------------------
                                                                                                        Oppenheimer
                                               Old Mutual                   Oppenheimer   Oppenheimer     Capital
                              Old Mutual       Large Cap       Oppenheimer    Balanced      Capital     Appreciation  Oppenheimer
                              Growth II          Growth         Balanced     Fund/VA --   Appreciation   Fund/VA --    Core Bond
                              Portfolio        Portfolio         Fund/VA   Service Shares   Fund/VA    Service Shares   Fund/VA
                              ----------       ----------      ----------- -------------- ------------ -------------- -----------
Assets:
Investments at fair
  value (note 2b)............  $212,640         482,889          742,178     6,907,569      641,172      5,277,684     1,008,147
Dividend receivable..........        --              --               --            --           --             --            --
Receivable for units sold....        --               4               --        16,863           --          2,319            --
                               --------         -------          -------     ---------      -------      ---------     ---------
       Total assets..........   212,640         482,893          742,178     6,924,432      641,172      5,280,003     1,008,147
                               --------         -------          -------     ---------      -------      ---------     ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        25              56               86         1,063           76            685           116
Payable for units
  withdrawn..................        --              --                6            --           --             --            --
                               --------         -------          -------     ---------      -------      ---------     ---------
       Total liabilities.....        25              56               92         1,063           76            685           116
                               --------         -------          -------     ---------      -------      ---------     ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   212,615         482,837          742,086     6,923,369      641,096      5,251,479     1,008,031
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --              --               --            --           --         27,839            --
                               --------         -------          -------     ---------      -------      ---------     ---------
Net assets...................  $212,615         482,837          742,086     6,923,369      641,096      5,279,318     1,008,031
                               ========         =======          =======     =========      =======      =========     =========
Investments in
  securities at cost.........  $291,555         494,809          710,279     7,033,394      526,295      4,103,301     1,006,056
                               ========         =======          =======     =========      =======      =========     =========
Shares outstanding...........    13,790          20,610           45,227       424,298       13,590        112,819        91,153
                               ========         =======          =======     =========      =======      =========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                             Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------
                              Oppenheimer                            Oppenheimer
                                Global                               Main Street              Oppenheimer
                              Securities               Oppenheimer    Small Cap                  MidCap
                              Fund/VA --  Oppenheimer  Main Street   Fund/VA --  Oppenheimer     Fund/
                                Service   High Income   Fund/VA --     Service     MidCap        VA --
                                Shares      Fund/VA   Service Shares   Shares      Fund/VA   Service Shares
                              ----------- ----------- -------------- ----------- ----------- --------------
Assets:
Investments at fair
  value (note 2b)............ $10,799,656   215,155     9,565,418     8,770,871    479,251      315,402
Dividend receivable..........          --        --            --            --         --           --
Receivable for units sold....       4,926        --        14,694        22,230         17          335
                              -----------   -------     ---------     ---------    -------      -------
       Total assets..........  10,804,582   215,155     9,580,112     8,793,101    479,268      315,737
                              -----------   -------     ---------     ---------    -------      -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....       1,377        25         1,245         1,261         55           34
Payable for units
  withdrawn..................          --        --            --            --         --           --
                              -----------   -------     ---------     ---------    -------      -------
       Total liabilities.....       1,377        25         1,245         1,261         55           34
                              -----------   -------     ---------     ---------    -------      -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  10,803,205   215,130     9,528,831     8,712,748    479,213      315,703
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --        --        50,036        79,092         --           --
                              -----------   -------     ---------     ---------    -------      -------
Net assets................... $10,803,205   215,130     9,578,867     8,791,840    479,213      315,703
                              ===========   =======     =========     =========    =======      =======
Investments in
  securities at cost......... $ 9,291,708   225,801     7,660,195     8,244,874    574,684      257,143
                              ===========   =======     =========     =========    =======      =======
Shares outstanding...........     297,757    27,064       376,888       486,460      8,864        5,926
                              ===========   =======     =========     =========    =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007



                                                           PIMCO Variable Insurance Trust
                              ----------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term
                               All Asset    (U.S. Dollar    High Yield   U.S. Government  Low Duration   Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --    Portfolio --   Portfolio --
                                Advisor    Administrative Administrative Administrative  Administrative Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares    Class Shares   Class Shares
                              ------------ -------------- -------------- --------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............  $1,290,686     141,820       5,469,686      12,115,402      25,749,387     27,827,768
Dividend receivable..........          --         389          34,953          42,728          93,918        108,203
Receivable for units sold....          --          62           2,107          11,329          47,432          2,451
                               ----------     -------       ---------      ----------      ----------     ----------
       Total assets..........   1,290,686     142,271       5,506,746      12,169,459      25,890,737     27,938,422
                               ----------     -------       ---------      ----------      ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         158          20             695           1,700           4,339          3,672
Payable for units
  withdrawn..................          --          --              --              --              --             --
                               ----------     -------       ---------      ----------      ----------     ----------
       Total liabilities.....         158          20             695           1,700           4,339          3,672
                               ----------     -------       ---------      ----------      ----------     ----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,290,528     142,251       5,483,871      12,104,467      25,267,117     27,871,755
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --          --          22,180          63,292         619,281         62,995
                               ----------     -------       ---------      ----------      ----------     ----------
Net assets...................  $1,290,528     142,251       5,506,051      12,167,759      25,886,398     27,934,750
                               ==========     =======       =========      ==========      ==========     ==========
Investments in
  securities at cost.........  $1,306,283     141,273       5,516,817      11,965,080      25,325,214     27,268,887
                               ==========     =======       =========      ==========      ==========     ==========
Shares outstanding...........     109,939      14,014         679,464       1,107,441       2,499,940      2,652,790
                               ==========     =======       =========      ==========      ==========     ==========

                                  The
                               Prudential
                              Series Fund
                              ------------


                                Jennison
                              20/20 Focus
                              Portfolio --
                                Class II
                              ------------
Assets:
Investments at fair
  value (note 2b)............  4,685,223
Dividend receivable..........         --
Receivable for units sold....     24,052
                               ---------
       Total assets..........  4,709,275
                               ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        747
Payable for units
  withdrawn..................         --
                               ---------
       Total liabilities.....        747
                               ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  4,647,119
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     61,409
                               ---------
Net assets...................  4,708,528
                               =========
Investments in
  securities at cost.........  4,903,262
                               =========
Shares outstanding...........    296,909
                               =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                         The Universal
                              The Prudential Series Fund     Rydex       Institutional          Van Kampen Life
                                     (continued)         Variable Trust   Funds, Inc.          Investment Trust
                              -------------------------  -------------- --------------- -------------------------------
                                              Natural                       Equity                         Strategic
                                Jennison     Resources                    and Income       Comstock         Growth
                              Portfolio --  Portfolio --                 Portfolio --    Portfolio --    Portfolio --
                                Class II      Class II      OTC Fund    Class II Shares Class II Shares Class II Shares
                              ------------  ------------ -------------- --------------- --------------- ---------------
Assets:
Investments at fair
  value (note 2b)............   $97,776      3,095,045     1,068,725        943,776        8,874,342        558,929
Dividend receivable..........        --             --            --             --               --             --
Receivable for units sold....        --          6,424           110             --           41,690             --
                                -------      ---------     ---------        -------        ---------        -------
       Total assets..........    97,776      3,101,469     1,068,835        943,776        8,916,032        558,929
                                -------      ---------     ---------        -------        ---------        -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        13            439           145            175            1,319             72
Payable for units
  withdrawn..................        --             --            --          1,126               --          1,110
                                -------      ---------     ---------        -------        ---------        -------
       Total liabilities.....        13            439           145          1,301            1,319          1,182
                                -------      ---------     ---------        -------        ---------        -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    97,763      3,084,913     1,068,690        942,475        8,838,882        557,747
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --         16,117            --             --           75,831             --
                                -------      ---------     ---------        -------        ---------        -------
Net assets...................   $97,763      3,101,030     1,068,690        942,475        8,914,713        557,747
                                =======      =========     =========        =======        =========        =======
Investments in
  securities at cost.........   $80,871      2,939,666       771,486        956,279        8,927,299        477,599
                                =======      =========     =========        =======        =========        =======
Shares outstanding...........     4,220         55,348        58,980         64,028          643,068         16,790
                                =======      =========     =========        =======        =========        =======


                              XTF Advisors Trust
                              -------------------


                              ETF 60 Portfolio --
                                Class II Shares
                              -------------------
Assets:
Investments at fair
  value (note 2b)............      1,358,934
Dividend receivable..........             --
Receivable for units sold....             27
                                   ---------
       Total assets..........      1,358,961
                                   ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....            245
Payable for units
  withdrawn..................             --
                                   ---------
       Total liabilities.....            245
                                   ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      1,347,591
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         11,125
                                   ---------
Net assets...................      1,358,716
                                   =========
Investments in
  securities at cost.........      1,382,064
                                   =========
Shares outstanding...........        136,302
                                   =========

                 See accompanying note to financial statements

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                                               AIM Variable Insurance Funds
                                            ----------------------------------------------------------------------------------
                                                                AIM V.I.                                          AIM V.I.
                                                                 Capital        AIM V.I.         AIM V.I.      International
                                             AIM V.I. Basic   Appreciation     Core Equity     Global Real         Growth
                            Consolidated     Value Fund --       Fund --         Fund --      Estate Fund --      Fund --
                                Total       Series II shares Series I shares Series I shares Series II shares Series II shares
                          ----------------- ---------------- --------------- --------------- ---------------- ----------------
                             Year ended
                          December 31, 2007                                    Year ended December 31, 2007
                          ----------------- ----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 20,238,987           9,337              --         10,117            46,928          26,635
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     10,819,679          38,559          14,266         15,217             7,231          91,069
                            ------------        --------         -------         ------          --------         -------
Net investment income
  (expense)..............      9,419,308         (29,222)        (14,266)        (5,100)           39,697         (64,434)
                            ------------        --------         -------         ------          --------         -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     14,660,452          87,724          25,357         30,510            (7,880)        276,749
   Change in unrealized
     appreciation
     (depreciation)......    (11,661,873)       (185,047)         76,728         40,047          (152,226)        253,716
   Capital gain
     distribution........     25,528,989         132,746              --             --            79,848              --
                            ------------        --------         -------         ------          --------         -------
Net realized and
  unrealized gain (loss)
  on investments.........     28,527,568          35,423         102,085         70,557           (80,258)        530,465
                            ------------        --------         -------         ------          --------         -------
Increase (decrease) in
  net assets from
  operations.............   $ 37,946,876           6,201          87,819         65,457           (40,561)        466,031
                            ============        ========         =======         ======          ========         =======

                          ---------------
                             AIM V.I.
                             Large Cap
                              Growth
                              Fund --
                          Series I shares
                          ---------------


                          ---------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         80
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      3,488
                              ------
Net investment income
  (expense)..............     (3,408)
                              ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      5,947
   Change in unrealized
     appreciation
     (depreciation)......     24,697
   Capital gain
     distribution........         --
                              ------
Net realized and
  unrealized gain (loss)
  on investments.........     30,644
                              ------
Increase (decrease) in
  net assets from
  operations.............     27,236
                              ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                Alger American Fund                        AllianceBernstein Variable Products Series Fund, Inc.
                           ----------------------------  -----------------------------------------------------------------------
                               Alger      Alger American AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                              American        Small       Balanced Wealth       Global          Growth and       International
                               Growth     Capitalization     Strategy         Technology          Income             Value
                            Portfolio --   Portfolio --    Portfolio --      Portfolio --      Portfolio --      Portfolio --
                           Class O Shares Class O Shares      Class B           Class B           Class B           Class B
                           -------------- -------------- ----------------- ----------------- ----------------- -----------------
                                                            Period from
                                                           August 27 to
                           Year ended December 31, 2007  December 31, 2007                      Year ended December 31, 2007
                           ----------------------------  ----------------- -----------------------------------------------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............    $  1,809            --               --               --            145,766           256,821
   Expenses -- Mortality
    and expense risk and
    administrative
    expenses (note 4a)....       7,271         9,413            6,821            7,919            152,554           204,925
                              --------       -------          -------           ------           --------          --------
Net investment income
 (expense)................      (5,462)       (9,413)          (6,821)          (7,919)            (6,788)           51,896
                              --------       -------          -------           ------           --------          --------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................     (14,615)       92,728             (445)          12,286            262,541           385,567
   Change in unrealized
    appreciation
    (depreciation)........     106,611        18,903          (13,879)          77,674           (395,340)         (570,328)
   Capital gain
    distribution..........          --            --               --               --            444,535           223,128
                              --------       -------          -------           ------           --------          --------
Net realized and
 unrealized gain (loss)
 on investments...........      91,996       111,631          (14,324)          89,960            311,736            38,367
                              --------       -------          -------           ------           --------          --------
Increase (decrease) in
 net assets from
 operations...............    $ 86,534       102,218          (21,145)          82,041            304,948            90,263
                              ========       =======          =======           ======           ========          ========

                           -----------------
                           AllianceBernstein
                               Large Cap
                                Growth
                             Portfolio --
                                Class B
                           -----------------



                           -----------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............           --
   Expenses -- Mortality
    and expense risk and
    administrative
    expenses (note 4a)....       37,624
                                -------
Net investment income
 (expense)................      (37,624)
                                -------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................       82,890
   Change in unrealized
    appreciation
    (depreciation)........      214,898
   Capital gain
    distribution..........           --
                                -------
Net realized and
 unrealized gain (loss)
 on investments...........      297,788
                                -------
Increase (decrease) in
 net assets from
 operations...............      260,164
                                =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          AllianceBernstein
                          Variable Products                                                  American Century
                          Series Fund, Inc.                                                      Variable
                             (continued)      American Century Variable Portfolios, Inc.    Portfolios II, Inc.
                          ----------------- ----------------------------------------------  -------------------
                          AllianceBernstein
                              Small Cap     VP Income &      VP                                VP Inflation
                               Growth         Growth    International VP Ultra(R) VP Value      Protection
                            Portfolio --      Fund --      Fund --      Fund --   Fund --         Fund --
                               Class B        Class I      Class I      Class I   Class I        Class II
                          ----------------- ----------- ------------- ----------- --------  -------------------
                                                      Year ended December 31, 2007
                          ------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $    --          8,511       11,519           --    138,654        53,255
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..        2,103         10,458       38,562       13,115     32,769        18,976
                               -------        -------      -------      -------   --------        ------
Net investment income
  (expense)..............       (2,103)        (1,947)     (27,043)     (13,115)   105,885        34,279
                               -------        -------      -------      -------   --------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       11,680         18,204      162,772       15,988      1,817        (3,703)
   Change in unrealized
     appreciation
     (depreciation)......        4,325        (50,387)     163,255      143,362   (296,721)       39,836
   Capital gain
     distribution........           --             --           --           --     60,710            --
                               -------        -------      -------      -------   --------        ------
Net realized and
  unrealized gain (loss)
  on investments.........       16,005        (32,183)     326,027      159,350   (234,194)       36,133
                               -------        -------      -------      -------   --------        ------
Increase (decrease) in
  net assets from
  operations.............      $13,902        (34,130)     298,984      146,235   (128,309)       70,412
                               =======        =======      =======      =======   ========        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                           Columbia Funds Variable
                                      BlackRock Variable Series Funds, Inc.                   Insurance Trust I
                          ------------------------------------------------------------  -----------------------------
                                                                                                          Columbia
                                                           BlackRock                       Columbia       Marsico
                                              BlackRock    Large Cap     BlackRock         Marsico     International
                             BlackRock         Global       Growth         Value            Growth     Opportunities
                          Basic Value V.I. Allocation V.I.   V.I.    Opportunities V.I. Fund, Variable Fund, Variable
                              Fund --          Fund --      Fund --       Fund --         Series --      Series --
                             Class III        Class III    Class III     Class III         Class A        Class B
                          ---------------- --------------- --------- ------------------ -------------- --------------
                                          Year ended December 31, 2007                  Year ended December 31, 2007
                          ------------------------------------------------------------  -----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $  16,997        1,026,402         99         27,841            3,380         173,443
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       10,368          314,684      1,923          8,325           66,489         155,282
                             ---------        ---------     ------        -------          -------       ---------
Net investment income
  (expense)..............        6,629          711,718     (1,824)        19,516          (63,109)         18,161
                             ---------        ---------     ------        -------          -------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        4,210          255,126        519        (83,476)         149,513         502,483
   Change in unrealized
     appreciation
     (depreciation)......     (106,879)        (555,721)     6,253        (23,665)         529,035         768,216
   Capital gain
     distribution........       92,003        1,442,217         --         74,370               --         201,799
                             ---------        ---------     ------        -------          -------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........      (10,666)       1,141,622      6,772        (32,771)         678,548       1,472,498
                             ---------        ---------     ------        -------          -------       ---------
Increase (decrease) in
  net assets from
  operations.............    $  (4,037)       1,853,340      4,948        (13,255)         615,439       1,490,659
                             =========        =========     ======        =======          =======       =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Dreyfus                             DWS Variable Series II
                          ----------------------------------------  -------------------------------------------
                             Dreyfus
                           Investment
                          Portfolios --   Dreyfus     The Dreyfus
                             MidCap       Variable      Socially
                              Stock      Investment   Responsible     DWS Dreman     DWS Dreman        DWS
                          Portfolio --    Fund --     Growth Fund,   High Return   Small Mid Cap    Technology
                             Initial    Money Market    Inc. --     Equity VIP --   Value VIP --      VIP --
                             Shares      Portfolio   Initial Shares Class B Shares Class B Shares Class B Shares
                          ------------- ------------ -------------- -------------- -------------- --------------
                                Year ended December 31, 2007                Year ended December 31, 2007
                          ----------------------------------------  -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  4,862       48,735         1,943         11,410          47,847            --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      2,977       16,701         5,809         16,853          19,815         3,085
                            --------       ------        ------        -------        --------        ------
Net investment income
  (expense)..............      1,885       32,034        (3,866)        (5,443)         28,032        (3,085)
                            --------       ------        ------        -------        --------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      1,573           (4)        7,382         35,947           8,007         5,184
   Change in unrealized
     appreciation
     (depreciation)......    (23,072)          --        18,248        (80,268)       (155,018)       20,240
   Capital gain
     distribution........     18,840           --            --          9,045         121,926            --
                            --------       ------        ------        -------        --------        ------
Net realized and
  unrealized gain (loss)
  on investments.........     (2,659)          (4)       25,630        (35,276)        (25,085)       25,424
                            --------       ------        ------        -------        --------        ------
Increase (decrease) in
  net assets from
  operations.............   $   (774)      32,030        21,764        (40,719)          2,947        22,339
                            ========       ======        ======        =======        ========        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                         Evergreen
                                                     Variable Annuity
                          Eaton Vance Variable Trust       Trust          Federated Insurance Series
                          -------------------------  ----------------- -------------------------------
                                                                       Federated             Federated
                                             VT                         American            High Income
                               VT         Worldwide                     Leaders   Federated    Bond
                          Floating-Rate    Health      Evergreen VA    Fund II --  Capital  Fund II --
                             Income       Sciences     Omega Fund --    Primary    Income     Primary
                              Fund          Fund          Class 2        Shares    Fund II    Shares
                          -------------   ---------  ----------------- ---------- --------- -----------
                          Year ended December 31,       Year ended
                                   2007              December 31, 2007   Year ended December 31, 2007
                          -------------------------  ----------------- -------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 677,880           --           120         13,701     17,929     34,631
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     177,617       34,049           639          6,319      4,253      5,869
                            ---------      -------         -----        -------    -------    -------
Net investment income
  (expense)..............     500,263      (34,049)         (519)         7,382     13,676     28,762
                            ---------      -------         -----        -------    -------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (32,394)      40,811           102         (5,112)   (26,846)    (2,577)
   Change in unrealized
     appreciation
     (depreciation)......    (478,153)      73,879         4,398        (87,778)    22,095    (17,391)
   Capital gain
     distribution........          --       17,816            --         50,173         --         --
                            ---------      -------         -----        -------    -------    -------
Net realized and
  unrealized gain (loss)
  on investments.........    (510,547)     132,506         4,500        (42,717)    (4,751)   (19,968)
                            ---------      -------         -----        -------    -------    -------
Increase (decrease) in
  net assets from
  operations.............   $ (10,284)      98,457         3,981        (35,335)     8,925      8,794
                            =========      =======         =====        =======    =======    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Federated Insurance
                            Series (continued)       Fidelity(R) Variable Insurance Products Fund
                          ---------------------- ---------------------------------------------------
                           Federated
                          High Income Federated   VIP Asset    VIP Asset       VIP           VIP
                             Bond      Kaufmann  Manager/SM/  Manager/SM/    Balanced   Contrafund(R)
                          Fund II --  Fund II -- Portfolio -- Portfolio -- Portfolio -- Portfolio --
                            Service     Service    Initial      Service      Service       Initial
                            Shares      Shares      Class       Class 2      Class 2        Class
                          ----------- ---------- ------------ ------------ ------------ -------------
                                Year ended
                            December 31, 2007                Year ended December 31, 2007
                          ---------------------- ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 568,693    67,215      19,045       63,602      168,077       130,046
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    117,547    63,245       4,126       19,941       87,119        40,039
                           ---------   -------      ------      -------      -------      --------
Net investment income
  (expense)..............    451,146     3,970      14,919       43,661       80,958        90,007
                           ---------   -------      ------      -------      -------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        110   177,168       2,450       20,147       44,872       291,413
   Change in unrealized
     appreciation
     (depreciation)......   (339,224)  361,688      12,213       44,163      (29,350)     (455,154)
   Capital gain
     distribution........         --   135,417       7,974       33,070       18,797       494,352
                           ---------   -------      ------      -------      -------      --------
Net realized and
  unrealized gain (loss)
  on investments.........   (339,114)  674,273      22,637       97,380       34,319       330,611
                           ---------   -------      ------      -------      -------      --------
Increase (decrease) in
  net assets from
  operations.............  $ 112,032   678,243      37,556      141,041      115,277       420,618
                           =========   =======      ======      =======      =======      ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                         Fidelity(R) Variable Insurance Products Fund (continued)
                          --------------------------------------------------------------------------------------
                                            VIP
                                          Dynamic        VIP          VIP          VIP
                               VIP        Capital      Equity-      Equity-       Growth            VIP
                          Contrafund(R) Appreciation    Income       Income      & Income          Growth
                          Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --       & Income
                             Service      Service      Initial      Service      Initial    Portfolio -- Service
                             Class 2      Class 2       Class       Class 2       Class           Class 2
                          ------------- ------------ ------------ ------------ ------------ --------------------
                                                       Year ended December 31, 2007
                          --------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 1,874,409     20,098        30,637       303,573     37,174          145,221
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      485,155      4,958        22,171       176,550     10,613           54,912
                           -----------    -------      --------    ----------    -------          -------
Net investment income
  (expense)..............    1,389,254     15,140         8,466       127,023     26,561           90,309
                           -----------    -------      --------    ----------    -------          -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      607,081        582       132,434       135,271     79,811          106,515
   Change in unrealized
     appreciation
     (depreciation)......   (4,700,359)   (31,719)     (200,131)   (1,503,396)   (35,691)          98,077
   Capital gain
     distribution........    7,155,115     22,592        94,474     1,047,873     11,590           46,764
                           -----------    -------      --------    ----------    -------          -------
Net realized and
  unrealized gain (loss)
  on investments.........    3,061,837     (8,545)       26,777      (320,252)    55,710          251,356
                           -----------    -------      --------    ----------    -------          -------
Increase (decrease) in
  net assets from
  operations.............  $ 4,451,091      6,595        35,243      (193,229)    82,271          341,665
                           ===========    =======      ========    ==========    =======          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Fidelity(R) Variable Insurance Products Fund (continued)
                          -----------------------------------------------------------------------------------------------
                                                                        VIP
                               VIP                                   Investment                                  VIP
                             Growth          VIP           VIP         Grade         VIP          VIP           Value
                          Opportunities     Growth        Growth        Bond       Mid Cap      Overseas      Strategies
                          Portfolio --   Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --
                             Initial       Initial       Service      Service      Service      Initial        Service
                              Class         Class        Class 2      Class 2      Class 2       Class         Class 2
                          -------------  ------------  ------------ ------------ ------------ ------------   ------------
                                                                    Period from
                                                        Year ended   May 1, to    Year ended
                                                       December 31, December 31, December 31,
                          Year ended December 31, 2007     2007         2007         2007     Year ended December 31, 2007
                          ---------------------------  ------------ ------------ ------------ ---------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $    --         9,827        10,200        1,906       106,429      23,996         25,960
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      5,725        14,832        34,745       22,625       269,422      10,405          5,939
                             -------       -------       -------      -------     ---------     -------        -------
Net investment income
  (expense)..............     (5,725)       (5,005)      (24,545)     (20,719)     (162,993)     13,591         20,021
                             -------       -------       -------      -------     ---------     -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     27,196        (1,175)       95,966        8,680       383,360      81,525            447
   Change in unrealized
     appreciation
     (depreciation)......     62,191       242,071       420,000       74,297       432,057     (41,649)       (28,076)
   Capital gain
     distribution........         --            --            --           --     1,506,767      54,485         10,261
                             -------       -------       -------      -------     ---------     -------        -------
Net realized and
  unrealized gain (loss)
  on investments.........     89,387       240,896       515,966       82,977     2,322,184      94,361        (17,368)
                             -------       -------       -------      -------     ---------     -------        -------
Increase (decrease) in
  net assets from
  operations.............    $83,662       235,891       491,421       62,258     2,159,191     107,952          2,653
                             =======       =======       =======      =======     =========     =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          Franklin Templeton Variable Insurance Products Trust
                          ------------------------------------------------------------------------------------
                                                      Franklin
                                                      Templeton
                                        Franklin         VIP                                         Templeton
                            Franklin   Large Cap      Founding        Mutual   Templeton  Templeton    Global
                             Income      Growth         Funds         Shares    Foreign    Foreign     Asset
                           Securities  Securities    Allocation     Securities Securities Securities Allocation
                            Fund --     Fund --        Fund --       Fund --    Fund --    Fund --    Fund --
                            Class 2     Class 2        Class 2       Class 2    Class 1    Class 2    Class 2
                             Shares      Shares        Shares         Shares     Shares     Shares     Shares
                          -----------  ---------- ----------------- ---------- ---------- ---------- ----------
                                                     Period from
                                Year ended          August 27 to
                             December 31, 2007    December 31, 2007        Year ended December 31, 2007
                          ----------------------  ----------------- ------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 2,397,905    11,293             --        115,276     2,848     96,569     128,936
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..   1,383,265    20,226         24,857         83,719     1,680     77,570      11,166
                          -----------   -------       --------       --------    ------    -------    --------
Net investment income
  (expense)..............   1,014,640    (8,933)       (24,857)        31,557     1,168     18,999     117,770
                          -----------   -------       --------       --------    ------    -------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,525,594    72,376         (4,557)         9,398    12,374    163,048     (12,244)
   Change in unrealized
     appreciation
     (depreciation)......  (3,121,035)  (14,804)       (91,283)      (249,506)   (1,697)   202,866    (206,210)
   Capital gain
     distribution........     283,223    11,119             --        159,805     5,064    187,410     155,241
                          -----------   -------       --------       --------    ------    -------    --------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,312,218)   68,691        (95,840)       (80,303)   15,741    553,324     (63,213)
                          -----------   -------       --------       --------    ------    -------    --------
Increase (decrease) in
  net assets from
  operations............. $  (297,578)   59,758       (120,697)       (48,746)   16,909    572,323      54,557
                          ===========   =======       ========       ========    ======    =======    ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Franklin Templeton
                           Variable Insurance
                             Products Trust
                               (continued)             GE Investments Funds, Inc.
                          --------------------  ----------------------------------------
                          Templeton
                            Global   Templeton
                            Income     Growth
                          Securities Securities
                           Fund --    Fund --            International  Mid-Cap   Money
                           Class 1    Class 2    Income     Equity      Equity    Market
                            Shares     Shares     Fund       Fund        Fund      Fund
                          ---------- ---------- -------  ------------- --------  -------
                               Year ended
                            December 31, 2007         Year ended December 31, 2007
                          --------------------  ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 5,050     19,778   263,648       3,925     142,254  518,739
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    1,989     20,618   106,395       3,201      96,846  172,735
                           -------    -------   -------     -------    --------  -------
Net investment income
  (expense)..............    3,061       (840)  157,253         724      45,408  346,004
                           -------    -------   -------     -------    --------  -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   12,990      7,413   (86,168)     48,320     171,153       --
   Change in unrealized
     appreciation
     (depreciation)......   (2,605)   (67,482)   63,167     (33,821)   (521,555)      (1)
   Capital gain
     distribution........       --     46,158        --      29,408     940,552       --
                           -------    -------   -------     -------    --------  -------
Net realized and
  unrealized gain (loss)
  on investments.........   10,385    (13,911)  (23,001)     43,907     590,150       (1)
                           -------    -------   -------     -------    --------  -------
Increase (decrease) in
  net assets from
  operations.............  $13,446    (14,751)  134,252      44,631     635,558  346,003
                           =======    =======   =======     =======    ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                             GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------------------
                             Premier    Real Estate S&P 500(R) Small-Cap  Total Return   Total Return
                          Growth Equity Securities    Index     Equity      Fund --        Fund --
                              Fund         Fund        Fund      Fund    Class 1 Shares Class 3 Shares
                          ------------- ----------- ---------- --------- -------------- --------------
                                                  Year ended December 31, 2007
                          ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   9,143      287,769    726,388   194,685      805,394       2,361,605
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      32,980       69,866    628,118    98,495      527,153       1,335,499
                            ---------   ----------  ---------  --------    ---------      ----------
Net investment income
  (expense)..............     (23,837)     217,903     98,270    96,190      278,241       1,026,106
                            ---------   ----------  ---------  --------    ---------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     128,554       70,706  1,315,249   106,985      659,288       1,748,043
   Change in unrealized
     appreciation
     (depreciation)......    (168,306)  (2,270,839)  (623,997) (991,025)     979,008      (1,372,203)
   Capital gain
     distribution........     151,411    1,244,824    612,462   853,728    1,178,135       3,458,966
                            ---------   ----------  ---------  --------    ---------      ----------
Net realized and
  unrealized gain (loss)
  on investments.........     111,659     (955,309) 1,303,714   (30,312)   2,816,431       3,834,806
                            ---------   ----------  ---------  --------    ---------      ----------
Increase (decrease) in
  net assets from
  operations.............   $  87,822     (737,406) 1,401,984    65,878    3,094,672       4,860,912
                            =========   ==========  =========  ========    =========      ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             GE Investments          Goldman
                              Funds, Inc.         Sachs Variable          J.P. Morgan
                              (continued)        Insurance Trust        Series Trust II
                          -------------------  -------------------  ----------------------
                                                Goldman    Goldman
                                                 Sachs      Sachs
                             U.S.     Value    Growth and  Mid Cap            International
                            Equity    Equity     Income     Value     Bond       Equity
                             Fund      Fund       Fund      Fund    Portfolio   Portfolio
                          ---------  --------  ---------- --------  --------- -------------
                               Year ended           Year ended            Year ended
                           December 31, 2007    December 31, 2007      December 31, 2007
                          -------------------  -------------------  ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  18,594    41,687     7,778     64,285   137,232      4,420
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    34,931    34,928     3,903     31,927    31,811      7,582
                          ---------  --------   -------   --------  --------     ------
Net investment income
  (expense)..............   (16,337)    6,759     3,875     32,358   105,421     (3,162)
                          ---------  --------   -------   --------  --------     ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   276,401    55,803    40,401    265,109    (6,291)    13,596
   Change in unrealized
     appreciation
     (depreciation)......  (324,894) (141,922)  (53,554)  (417,994) (105,235)    20,753
   Capital gain
     distribution........   223,089   253,093    14,596    201,715        --         --
                          ---------  --------   -------   --------  --------     ------
Net realized and
  unrealized gain (loss)
  on investments.........   174,596   166,974     1,443     48,830  (111,526)    34,349
                          ---------  --------   -------   --------  --------     ------
Increase (decrease) in
  net assets from
  operations............. $ 158,259   173,733     5,318     81,188    (6,105)    31,187
                          =========  ========   =======   ========  ========     ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            J.P. Morgan Series Trust II
                                    (continued)                      Janus Aspen Series
                          ------------------------------  ---------------------------------------
                                               U.S. Large   Balanced      Balanced   Flexible Bond
                           Mid Cap     Small    Cap Core  Portfolio --  Portfolio -- Portfolio --
                            Value     Company    Equity   Institutional   Service    Institutional
                          Portfolio  Portfolio Portfolio     Shares        Shares       Shares
                          ---------  --------- ---------- ------------- ------------ -------------
                           Year ended December 31, 2007         Year ended December 31, 2007
                          ------------------------------  ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  84,897     2,355     2,141       69,638      186,704       12,598
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    57,584     7,331     3,215       39,810      129,304        3,897
                          ---------   -------    ------      -------      -------       ------
Net investment income
  (expense)..............    27,313    (4,976)   (1,074)      29,828       57,400        8,701
                          ---------   -------    ------      -------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   132,280    13,314     2,767      145,956      177,915       (5,646)
   Change in unrealized
     appreciation
     (depreciation)......  (236,979)  (54,767)   (1,565)      69,909      335,621       10,465
   Capital gain
     distribution........   106,007    19,047        --           --           --           --
                          ---------   -------    ------      -------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........     1,308   (22,406)    1,202      215,865      513,536        4,819
                          ---------   -------    ------      -------      -------       ------
Increase (decrease) in
  net assets from
  operations............. $  28,621   (27,382)      128      245,693      570,936       13,520
                          =========   =======    ======      =======      =======       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                   Janus Aspen Series (continued)
                          -------------------------------------------------------------------------------
                                                     Global Life     Global    International International
                              Forty        Forty       Sciences    Technology     Growth        Growth
                          Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                          Institutional   Service      Service      Service    Institutional    Service
                             Shares        Shares       Shares       Shares       Shares        Shares
                          ------------- ------------ ------------ ------------ ------------- -------------
                                                    Year ended December 31, 2007
                          -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  9,481         7,767          --          168         9,982         5,855
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     41,343        66,205       2,277          918        24,159        20,557
                            --------     ---------      ------       ------       -------       -------
Net investment income
  (expense)..............    (31,862)      (58,438)     (2,277)        (750)      (14,177)      (14,702)
                            --------     ---------      ------       ------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    200,349       326,243      28,273        6,706       322,952        75,038
   Change in unrealized
     appreciation
     (depreciation)......    704,879       837,861       1,673        4,223        94,769       243,831
   Capital gain
     distribution........         --            --          --           --            --            --
                            --------     ---------      ------       ------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments.........    905,228     1,164,104      29,946       10,929       417,721       318,869
                            --------     ---------      ------       ------       -------       -------
Increase (decrease) in
  net assets from
  operations.............   $873,366     1,105,666      27,669       10,179       403,544       304,167
                            ========     =========      ======       ======       =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                   Janus Aspen Series (continued)
                          -------------------------------------------------------------------------------
                            Large Cap    Large Cap      Mid Cap      Mid Cap      Worldwide    Worldwide
                             Growth        Growth       Growth        Growth       Growth        Growth
                          Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                          Institutional   Service    Institutional   Service    Institutional   Service
                             Shares        Shares       Shares        Shares       Shares        Shares
                          ------------- ------------ ------------- ------------ ------------- ------------
                                                    Year ended December 31, 2007
                          -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 10,192        1,652         4,501          187        12,548        3,275
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     21,547        4,927        32,645        4,936        24,403        9,678
                            --------       ------      --------       ------       -------       ------
Net investment income
  (expense)..............    (11,355)      (3,275)      (28,144)      (4,749)      (11,855)      (6,403)
                            --------       ------      --------       ------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (63,367)      40,474      (193,277)      71,147       (30,877)      48,248
   Change in unrealized
     appreciation
     (depreciation)......    278,860        5,709       647,720       (5,582)      193,363       10,039
   Capital gain
     distribution........         --           --        11,980        1,539            --           --
                            --------       ------      --------       ------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    215,493       46,183       466,423       67,104       162,486       58,287
                            --------       ------      --------       ------       -------       ------
Increase (decrease) in
  net assets from
  operations.............   $204,138       42,908       438,279       62,355       150,631       51,884
                            ========       ======      ========       ======       =======       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                             JPMorgan Insurance Trust
                          ----------------------------------------------------------------------------------------------
                                                               JPMorgan
                                       JPMorgan    JPMorgan    Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                           JPMorgan    Insurance   Insurance     Trust     Insurance   Insurance   Insurance   Insurance
                           Insurance     Trust       Trust    Diversified    Trust       Trust       Trust       Trust
                             Trust       Core     Diversified   Mid Cap     Equity    Government   Intrepid    Intrepid
                           Balanced      Bond       Equity      Growth       Index       Bond       Growth      Mid Cap
                          Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                          ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
                                                           Year ended December 31, 2007
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $488        70,487        788         564         426       73,448          5       1,660
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     416        28,658      5,422         361       3,921       27,239      5,937       6,032
                             ----       -------     ------       -----      ------      -------     ------      ------
Net investment income
  (expense)..............      72        41,829     (4,634)        203      (3,495)      46,209     (5,932)     (4,372)
                             ----       -------     ------       -----      ------      -------     ------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      18       (14,217)     2,927        (873)        182      (12,013)     7,579      (3,522)
   Change in unrealized
     appreciation
     (depreciation)......     760        35,264     13,038        (702)      5,400       38,231     37,694      (5,780)
   Capital gain
     distribution........      93            --      1,347       3,370          --           --         --       5,710
                             ----       -------     ------       -----      ------      -------     ------      ------
Net realized and
  unrealized gain (loss)
  on investments.........     871        21,047     17,312       1,795       5,582       26,218     45,273      (3,592)
                             ----       -------     ------       -----      ------      -------     ------      ------
Increase (decrease) in
  net assets from
  operations.............    $943        62,876     12,678       1,998       2,087       72,427     39,341      (7,964)
                             ====       =======     ======       =====      ======      =======     ======      ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                              Legg Mason
                                                                                               Partners
                                                                                               Variable
                                     Legg Mason Partners Variable Equity Trust               Income Trust
                          ---------------------------------------------------------------  -----------------
                           Legg Mason   Legg Mason   Legg Mason   Legg Mason
                            Partners     Partners     Partners     Partners    Legg Mason     Legg Mason
                            Variable     Variable     Variable     Variable     Partners       Partners
                           Aggressive  Capital and  Capital and  Fundamental    Variable       Variable
                             Growth       Income       Income       Value      Investors    Strategic Bond
                          Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --
                            Class II     Class I      Class II     Class I      Class I         Class I
                          ------------ ------------ ------------ ------------ ------------ -----------------
                                                                                              Year ended
                                            Year ended December 31, 2007                   December 31, 2007
                          ---------------------------------------------------------------  -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     --       6,063        39,993       11,652       1,071          3,946
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     19,988       1,674        14,074        9,904       2,557          1,954
                            --------     -------      --------     --------     -------         ------
Net investment income
  (expense)..............    (19,988)      4,389        25,919        1,748      (1,486)         1,992
                            --------     -------      --------     --------     -------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      8,253      17,703        25,268       74,845      40,073         (6,421)
   Change in unrealized
     appreciation
     (depreciation)......    (13,948)    (32,257)     (149,264)    (135,886)    (33,329)         4,907
   Capital gain
     distribution........     10,233      14,352       108,756       58,012       2,461             --
                            --------     -------      --------     --------     -------         ------
Net realized and
  unrealized gain (loss)
  on investments.........      4,538        (202)      (15,240)      (3,029)      9,205         (1,514)
                            --------     -------      --------     --------     -------         ------
Increase (decrease) in
  net assets from
  operations.............   $(15,450)      4,187        10,679       (1,281)      7,719            478
                            ========     =======      ========     ========     =======         ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                MFS(R) Variable Insurance Trust
                          -----------------------------------------------------------------------------------------
                               MFS(R)
                              Investors          MFS(R)            MFS(R)            MFS(R)            MFS(R)
                            Growth Stock     Investors Trust    New Discovery   Strategic Income    Total Return
                          Series -- Service Series -- Service Series -- Service Series -- Service Series -- Service
                            Class Shares      Class Shares      Class Shares      Class Shares      Class Shares
                          ----------------- ----------------- ----------------- ----------------- -----------------
                                                                 Year ended December 31, 2007
                          -----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $  2,150            22,627            27,840           33,098            234,253
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       40,089            59,682            18,896           11,258            201,758
                              --------           -------           -------           ------           --------
Net investment income
  (expense)..............      (37,939)          (37,055)            8,944           21,840             32,495
                              --------           -------           -------           ------           --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       80,509           118,228            33,745           (1,602)            53,882
   Change in unrealized
     appreciation
     (depreciation)......      186,685           194,015           (88,937)          (7,448)          (211,880)
   Capital gain
     distribution........           --            32,847            59,420               --            201,403
                              --------           -------           -------           ------           --------
Net realized and
  unrealized gain (loss)
  on investments.........      267,194           345,090             4,228           (9,050)            43,405
                              --------           -------           -------           ------           --------
Increase (decrease) in
  net assets from
  operations.............     $229,255           308,035            13,172           12,790             75,900
                              ========           =======           =======           ======           ========

                          ------------------

                               MFS(R)
                              Utilities
                          Series -- Service
                            Class Shares
                          -----------------

                          ------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       162,617
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..        75,645
                              ---------
Net investment income
  (expense)..............        86,972
                              ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       228,472
   Change in unrealized
     appreciation
     (depreciation)......       550,393
   Capital gain
     distribution........       196,581
                              ---------
Net realized and
  unrealized gain (loss)
  on investments.........       975,446
                              ---------
Increase (decrease) in
  net assets from
  operations.............     1,062,418
                              =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          Old Mutual Insurance
                               Series Fund                    Oppenheimer Variable Account Funds
                          --------------------  --------------------------------------------------------------
                                                            Oppenheimer               Oppenheimer
                                     Old Mutual              Balanced   Oppenheimer     Capital
                          Old Mutual Large Cap  Oppenheimer Fund/VA --    Capital     Appreciation  Oppenheimer
                          Growth II    Growth    Balanced     Service   Appreciation   Fund/VA --    Core Bond
                          Portfolio  Portfolio    Fund/VA     Shares      Fund/VA    Service Shares   Fund/VA
                          ---------- ---------- ----------- ----------- ------------ -------------- -----------
                               Year ended
                            December 31, 2007                    Year ended December 31, 2007
                          --------------------  --------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $    294       723      24,900      92,964       2,359           532        68,309
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     3,134     7,070      12,003      91,916      12,307        86,580        17,284
                           --------   -------     -------    --------     -------       -------       -------
Net investment income
  (expense)..............    (2,840)   (6,347)     12,897       1,048      (9,948)      (86,048)       51,025
                           --------   -------     -------    --------     -------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (38,402)  (14,910)     16,432       7,281      78,185       184,697        (7,188)
   Change in unrealized
     appreciation
     (depreciation)......    85,483   104,926     (78,433)   (291,926)     45,149       498,567        (9,576)
   Capital gain
     distribution........        --        --      68,878     280,463          --            --            --
                           --------   -------     -------    --------     -------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments.........    47,081    90,016       6,877      (4,182)    123,334       683,264       (16,764)
                           --------   -------     -------    --------     -------       -------       -------
Increase (decrease) in
  net assets from
  operations.............  $ 44,241    83,669      19,774      (3,134)    113,386       597,216        34,261
                           ========   =======     =======    ========     =======       =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Oppenheimer Variable Account Funds (continued)
                          ----------------------------------------------------------------------------------
                           Oppenheimer                               Oppenheimer
                              Global                  Oppenheimer    Main Street                Oppenheimer
                            Securities   Oppenheimer  Main Street     Small Cap    Oppenheimer  MidCap Fund/
                            Fund/VA --   High Income   Fund/VA --     Fund/VA --     MidCap        VA --
                          Service Shares   Fund/VA   Service Shares Service Shares   Fund/VA   Service Shares
                          -------------- ----------- -------------- -------------- ----------- --------------
                                                     Year ended December 31, 2007
                          ----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 148,157       33,773       112,693         19,472           --           --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     157,814        5,285       209,753        112,314        7,951        5,157
                            ---------      -------      --------       --------      -------       ------
Net investment income
  (expense)..............      (9,657)      28,488       (97,060)       (92,842)      (7,951)      (5,157)
                            ---------      -------      --------       --------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     255,036       (7,686)      750,995        201,944      (50,041)       7,575
   Change in unrealized
     appreciation
     (depreciation)......    (274,785)     (20,474)     (312,156)      (604,633)      88,914       11,034
   Capital gain
     distribution........     431,655           --            --        184,660           --           --
                            ---------      -------      --------       --------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........     411,906      (28,160)      438,839       (218,029)      38,873       18,609
                            ---------      -------      --------       --------      -------       ------
Increase (decrease) in
  net assets from
  operations.............   $ 402,249          328       341,779       (310,871)      30,922       13,452
                            =========      =======      ========       ========      =======       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                       PIMCO Variable Insurance Trust
                          ----------------------------------------------------------------------------------------
                                        Foreign Bond
                                       Portfolio (U.S.                   Long-Term
                           All Asset       Dollar        High Yield   U.S. Government  Low Duration   Total Return
                          Portfolio --   Hedged) --     Portfolio --   Portfolio --    Portfolio --   Portfolio --
                            Advisor    Administrative  Administrative Administrative  Administrative Administrative
                          Class Shares  Class Shares    Class Shares   Class Shares    Class Shares   Class Shares
                          ------------ --------------- -------------- --------------- -------------- --------------

                                                        Year ended December 31, 2007
                          ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $88,256         4,919          456,113        462,440        431,099       1,378,819
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    16,138         2,406          107,548        168,465        182,514         469,281
                            -------         -----         --------        -------        -------       ---------
Net investment income
  (expense)..............    72,118         2,513          348,565        293,975        248,585         909,538
                            -------         -----         --------        -------        -------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        40           (67)         (70,084)       (88,485)        59,298        (110,158)
   Change in unrealized
     appreciation
     (depreciation)......    (5,330)          352         (229,819)       674,799        427,143       1,058,116
   Capital gain
     distribution........        --            --               --             --             --              --
                            -------         -----         --------        -------        -------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........    (5,290)          285         (299,903)       586,314        486,441         947,958
                            -------         -----         --------        -------        -------       ---------
Increase (decrease) in
  net assets from
  operations.............   $66,828         2,798           48,662        880,289        735,026       1,857,496
                            =======         =====         ========        =======        =======       =========

                            The Prudential
                             Series Fund
                          ------------------



                            Jennison 20/20
                          Focus Portfolio --
                               Class II
                          ------------------
                              Year ended
                          December 31, 2007
                          ------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       424,610
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..        78,366
                               --------
Net investment income
  (expense)..............       346,244
                               --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       147,204
   Change in unrealized
     appreciation
     (depreciation)......      (337,033)
   Capital gain
     distribution........            --
                               --------
Net realized and
  unrealized gain (loss)
  on investments.........      (189,829)
                               --------
Increase (decrease) in
  net assets from
  operations.............       156,415
                               ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                          The Universal
                          The Prudential Series Fund  Rydex Variable   Institutional Funds,   Van Kampen Life Investment
                                 (continued)               Trust               inc.                      Trust
                          -------------------------  ----------------- -------------------- ------------------------------
                                          Natural                                                              Strategic
                            Jennison     Resources                      Equity and Income      Comstock         Growth
                          Portfolio --  Portfolio --                       Portfolio --      Portfolio --    Portfolio --
                            Class II      Class II       OTC Fund        Class II Shares    Class II Shares Class II Shares
                          ------------  ------------ ----------------- -------------------- --------------- ---------------
                                 Year ended             Year ended      Period from May 1
                              December 31, 2007      December 31, 2007 to December 31, 2007  Year ended December 31, 2007
                          -------------------------  ----------------- -------------------- ------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $    --       492,251             767                814             89,645             --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     1,505        28,951          17,042              6,124            111,882          7,060
                            -------       -------         -------            -------           --------         ------
Net investment income
  (expense)..............    (1,505)      463,300         (16,275)            (5,310)           (22,237)        (7,060)
                            -------       -------         -------            -------           --------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       633       150,732          21,487               (343)           109,477         12,025
   Change in unrealized
     appreciation
     (depreciation)......     9,678       119,769         148,905            (12,503)          (600,441)        56,169
   Capital gain
     distribution........        --            --              --                914            110,575             --
                            -------       -------         -------            -------           --------         ------
Net realized and
  unrealized gain (loss)
  on investments.........    10,311       270,501         170,392            (11,932)          (380,389)        68,194
                            -------       -------         -------            -------           --------         ------
Increase (decrease) in
  net assets from
  operations.............   $ 8,806       733,801         154,117            (17,242)          (402,626)        61,134
                            =======       =======         =======            =======           ========         ======


                           XTF Advisors Trust
                          --------------------


                          ETF 60 Portfolio --
                            Class II Shares
                          --------------------
                           Period from May 1
                          to December 31, 2007
                          --------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........            --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..         8,702
                                -------
Net investment income
  (expense)..............        (8,702)
                                -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          (715)
   Change in unrealized
     appreciation
     (depreciation)......       (23,130)
   Capital gain
     distribution........            --
                                -------
Net realized and
  unrealized gain (loss)
  on investments.........       (23,845)
                                -------
Increase (decrease) in
  net assets from
  operations.............       (32,547)
                                =======

                See accompanying notes to financial statements

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                               AIM Variable Insurance Funds
                                                         ----------------------------------------
                                                            AIM V.I. Basic      AIM V.I. Capital
                                                             Value Fund --     Appreciation Fund --
                                  Consolidated Total       Series II shares      Series I shares
                              -------------------------  --------------------  ------------------
                                      Year ended              Year ended           Year ended
                                     December 31,            December 31,         December 31,
                              -------------------------  --------------------  ------------------
                                  2007          2006        2007       2006      2007       2006
                              ------------  -----------  ---------  ---------  --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  9,419,308    3,185,806    (29,222)   (27,755)  (14,266)   (13,090)
   Net realized gain
     (loss) on
     investments.............   14,660,452    6,544,540     87,724     49,563    25,357    156,772
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (11,661,873)  20,535,694   (185,047)   135,342    76,728   (100,901)
   Capital gain
     distribution............   25,528,989   10,783,548    132,746    101,363        --         --
                              ------------  -----------  ---------  ---------  --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   37,946,876   41,049,588      6,201    258,513    87,819     42,781
                              ------------  -----------  ---------  ---------  --------   --------
From capital
  transactions:
   Net premiums..............  301,810,458  130,274,139     35,541    193,826    40,626      5,035
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........   (6,811,225)  (3,332,293)    (7,690)        --        --     (1,703)
     Surrenders..............  (48,489,087) (27,847,636)  (180,083)  (100,303) (101,179)   (55,525)
     Administrative
       expenses (note 4a)....     (398,715)    (279,050)    (1,896)    (1,740)     (417)      (376)
     Transfers (to) from
       the Guarantee
       Account...............   17,347,893   15,224,110     54,375     24,974   (11,387)    19,672
     Transfers (to) from
       other subaccounts.....           --           --   (138,585)   (80,274)   (2,609)  (118,515)
                              ------------  -----------  ---------  ---------  --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  263,459,324  114,039,270   (238,338)    36,483   (74,966)  (151,412)
                              ------------  -----------  ---------  ---------  --------   --------
Increase (decrease) in
  net assets.................  301,406,200  155,088,858   (232,137)   294,996    12,853   (108,631)
Net assets at beginning
  of year....................  479,759,834  324,670,976  2,545,158  2,250,162   872,263    980,894
                              ------------  -----------  ---------  ---------  --------   --------
Net assets at end of year.... $781,166,034  479,759,834  2,313,021  2,545,158   885,116    872,263
                              ============  ===========  =========  =========  ========   ========
Change in units (note 5):
   Units purchased...........                               15,090     29,139     7,270     80,825
   Units redeemed............                              (28,588)   (26,066)  (14,212)   (97,702)
                                                         ---------  ---------  --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........                              (13,498)     3,073    (6,942)   (16,877)
                                                         =========  =========  ========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        AIM Variable Insurance Funds (continued)
                              ------------------------------------------------------------
                                 AIM V.I. Core      AIM V.I. Global    AIM V.I. International
                                 Equity Fund --    Real Estate Fund --    Growth Fund --
                                Series I shares     Series II shares     Series II shares
                              -------------------  -----------------   --------------------
                                   Year ended          Year ended           Year ended
                                  December 31,        December 31,         December 31,
                              -------------------  -----------------   --------------------
                                 2007      2006      2007       2006      2007        2006
                              ---------  --------  --------   -------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (5,100)      808    39,697     1,445    (64,434)        978
   Net realized gain
     (loss) on
     investments.............    30,510   136,649    (7,880)    7,591    276,749      92,813
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    40,047   (21,539) (152,226)   38,418    253,716     265,782
   Capital gain
     distribution............        --        --    79,848     7,163         --          --
                              ---------  --------  --------   -------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    65,457   115,918   (40,561)   54,617    466,031     359,573
                              ---------  --------  --------   -------  ---------   ---------
From capital
  transactions:
   Net premiums..............     9,069    25,490    70,306    43,179  4,459,737   1,739,252
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........   (13,962)       --        --        --         --          --
     Surrenders..............  (166,387) (120,300)   (2,095)       --   (172,578)    (24,441)
     Administrative
       expenses (note 4a)....      (235)     (251)     (137)      (67)    (2,631)       (885)
     Transfers (to) from
       the Guarantee
       Account...............     2,486     7,247   190,348   101,296    128,501     238,904
     Transfers (to) from
       other subaccounts.....    15,825      (794)   95,616    25,415   (175,896)   (156,305)
                              ---------  --------  --------   -------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (153,204)  (88,608)  354,038   169,823  4,237,133   1,796,525
                              ---------  --------  --------   -------  ---------   ---------
Increase (decrease) in
  net assets.................   (87,747)   27,310   313,477   224,440  4,703,164   2,156,098
Net assets at beginning
  of year....................   967,352   940,042   263,366    38,926  2,783,114     627,016
                              ---------  --------  --------   -------  ---------   ---------
Net assets at end of year.... $ 879,605   967,352   576,843   263,366  7,486,278   2,783,114
                              =========  ========  ========   =======  =========   =========
Change in units (note 5):
   Units purchased...........     4,384   101,879    43,190    18,251    615,486     218,797
   Units redeemed............   (17,441) (121,565)  (17,343)   (5,263)  (286,768)    (65,379)
                              ---------  --------  --------   -------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (13,057)  (19,686)   25,847    12,988    328,718     153,418
                              =========  ========  ========   =======  =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 AIM Variable
                               Insurance Funds
                                 (continued)               Alger American Fund
                              -----------------  ----------------------------------------
                                                                       Alger American Small
                                AIM V.I. Large   Alger American Growth   Capitalization
                              Cap Growth Fund --    Portfolio --          Portfolio --
                               Series I shares     Class O Shares        Class O Shares
                              -----------------  --------------------  ------------------
                                  Year ended         Year ended            Year ended
                                 December 31,       December 31,          December 31,
                              -----------------  --------------------  ------------------
                                2007      2006     2007       2006       2007       2006
                              --------  -------  --------   --------   --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,408)  (2,706)   (5,462)    (8,236)    (9,413)   (11,404)
   Net realized gain
     (loss) on
     investments.............    5,947    8,187   (14,615)   (45,891)    92,728     40,386
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   24,697    2,986   106,611     71,746     18,903    108,933
   Capital gain
     distribution............       --       --        --         --         --         --
                              --------  -------  --------   --------   --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   27,236    8,467    86,534     17,619    102,218    137,915
                              --------  -------  --------   --------   --------   --------
From capital
  transactions:
   Net premiums..............    9,700    9,085        --         --      3,075        180
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --       --        --         --         --         --
     Surrenders..............  (34,208)  (2,237) (153,806)  (156,243)  (299,575)  (224,536)
     Administrative
       expenses (note 4a)....     (323)    (301)     (366)      (403)      (549)      (670)
     Transfers (to) from
       the Guarantee
       Account...............   41,486    2,374     1,689     14,386      1,042     15,843
     Transfers (to) from
       other subaccounts.....    4,466  (69,798)  (36,637)    (1,415)   (34,270)    39,479
                              --------  -------  --------   --------   --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   21,121  (60,877) (189,120)  (143,675)  (330,277)  (169,704)
                              --------  -------  --------   --------   --------   --------
Increase (decrease) in
  net assets.................   48,357  (52,410) (102,586)  (126,056)  (228,059)   (31,789)
Net assets at beginning
  of year....................  212,543  264,953   574,502    700,558    777,025    808,814
                              --------  -------  --------   --------   --------   --------
Net assets at end of year.... $260,900  212,543   471,916    574,502    548,966    777,025
                              ========  =======  ========   ========   ========   ========
Change in units (note 5):
   Units purchased...........    5,494   29,956       511      4,333      3,013     17,231
   Units redeemed............   (3,857) (30,228)  (16,188)   (17,902)   (28,896)   (32,665)
                              --------  -------  --------   --------   --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    1,637     (272)  (15,677)   (13,569)   (25,883)   (15,434)
                              ========  =======  ========   ========   ========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           AllianceBernstein Variable Products Series Fund, Inc.
                              ----------------------------------------------------------------------------------
                              AllianceBernstein
                               Balanced Wealth  AllianceBernstein
                                  Strategy      Global Technology AllianceBernstein Growth   AllianceBernstein
                                Portfolio --      Portfolio --    and Income Portfolio --   International Value
                                   Class B           Class B             Class B            Portfolio -- Class B
                              ----------------- ----------------  -----------------------  ---------------------
                                 Period from
                                August 27 to       Year ended          Year ended                Year ended
                                December 31,      December 31,        December 31,              December 31,
                              ----------------- ----------------  -----------------------  ---------------------
                                    2007          2007     2006      2007         2006        2007        2006
                              ----------------- -------  -------   ---------   ---------   ----------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $   (6,821)     (7,919)  (6,729)    (6,788)     (39,486)      51,896    (13,467)
   Net realized gain
     (loss) on
     investments.............          (445)     12,286   11,562    262,541      186,067      385,567    137,727
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       (13,879)     77,674   23,085   (395,340)     663,073     (570,328)   658,210
   Capital gain
     distribution............            --          --       --    444,535      435,958      223,128     26,361
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........       (21,145)     82,041   27,918    304,948    1,245,612       90,263    808,831
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
From capital
  transactions:
   Net premiums..............     2,634,257      80,355   63,824    156,333      805,168   10,720,562  3,808,923
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........            --          --  (16,864)   (43,213)     (32,924)          --         --
     Surrenders..............        (6,401)    (21,346) (16,858)  (803,175)    (423,814)    (512,365)   (80,691)
     Administrative
       expenses (note 4a)....            --        (756)    (534)    (4,784)      (3,878)      (4,894)    (1,545)
     Transfers (to) from
       the Guarantee
       Account...............        79,502      11,725    7,837    271,203      139,062      482,103    351,350
     Transfers (to) from
       other subaccounts.....           168      20,114   81,760   (112,241)    (305,573)     314,941    300,248
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     2,707,526      90,092  119,165   (535,877)     178,041   11,000,347  4,378,285
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
Increase (decrease) in
  net assets.................     2,686,381     172,133  147,083   (230,929)   1,423,653   11,090,610  5,187,116
Net assets at beginning
  of year....................            --     469,811  322,728  9,463,383    8,039,730    6,153,932    966,816
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
Net assets at end of year....    $2,686,381     641,944  469,811  9,232,454    9,463,383   17,244,542  6,153,932
                                 ==========     =======  =======   =========   =========   ==========  =========
Change in units (note 5):
   Units purchased...........       277,103       8,461   23,010     65,142      131,900    1,498,980    477,585
   Units redeemed............       (12,703)     (3,377) (14,694)  (105,502)    (115,787)    (640,405)  (115,967)
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........       264,400       5,084    8,316    (40,360)      16,113      858,575    361,618
                                 ==========     =======  =======   =========   =========   ==========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                AllianceBernstein Variable Products       American Century
                                   Series Fund, Inc. (continued)          Variable Portfolios, Inc.
                              ------------------------------------------  ------------------------
                                AllianceBernstein    AllianceBernstein
                                 Large Cap Growth    Small Cap Growth     VP Income & Growth
                               Portfolio -- Class B  Portfolio -- Class B  Fund -- Class I
                              ---------------------  -------------------  ------------------------
                                    Year ended          Year ended           Year ended
                                   December 31,        December 31,         December 31,
                              ---------------------  -------------------  ------------------------
                                 2007        2006      2007       2006      2007         2006
                              ----------  ---------   -------   -------     -------      -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (37,624)   (37,777)  (2,103)    (1,859)   (1,947)         783
   Net realized gain
     (loss) on
     investments.............     82,890     67,631   11,680     11,768    18,204        5,036
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    214,898    (97,485)   4,325      1,389   (50,387)      53,222
   Capital gain
     distribution............         --         --       --         --        --           --
                              ----------  ---------   -------   -------     -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........    260,164    (67,631)  13,902     11,298   (34,130)      59,041
                              ----------  ---------   -------   -------     -------      -------
From capital
  transactions:
   Net premiums..............     91,923    159,694   24,635      5,833    25,908       91,050
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (53,340)   (12,328)      --         97   (36,201)          --
     Surrenders..............   (284,740)  (155,647) (17,157)   (21,222)  (19,270)     (14,745)
     Administrative
       expenses (note 4a)....     (1,689)    (1,321)     (48)       (25)     (420)        (341)
     Transfers (to) from
       the Guarantee
       Account...............     42,702    135,726   21,461     16,392   488,633       39,380
     Transfers (to) from
       other subaccounts.....    (52,646)   (81,498)   5,638    (13,058)   (4,729)     (13,109)
                              ----------  ---------   -------   -------     -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (257,790)    44,626   34,529    (11,983)  453,921      102,235
                              ----------  ---------   -------   -------     -------      -------
Increase (decrease) in
  net assets.................      2,374    (23,005)  48,431       (685)  419,791      161,276
Net assets at beginning
  of year....................  2,363,767  2,386,772  116,382    117,067   465,184      303,908
                              ----------  ---------   -------   -------     -------      -------
Net assets at end of year.... $2,366,141  2,363,767  164,813    116,382   884,975      465,184
                              ==========  =========   =======   =======     =======      =======
Change in units (note 5):
   Units purchased...........     21,136     70,541    5,932      2,087    33,491        9,664
   Units redeemed............    (45,993)   (70,647)  (3,299)    (2,857)   (7,157)      (2,396)
                              ----------  ---------   -------   -------     -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (24,857)      (106)   2,633       (770)   26,334        7,268
                              ==========  =========   =======   =======     =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  American Century Variable Portfolios, Inc. (continued)
                              -------------------------------------------------------------
                                 VP International       VP Ultra(R)          VP Value
                                 Fund --  Class I     Fund -- Class I     Fund -- Class I
                              ---------------------  ----------------  --------------------
                                    Year ended          Year ended          Year ended
                                   December 31,        December 31,        December 31,
                              ---------------------  ----------------  --------------------
                                 2007        2006      2007     2006      2007       2006
                              ----------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (27,043)    (2,395) (13,115) (11,872)   105,885     69,240
   Net realized gain
     (loss) on
     investments.............    162,772     20,491   15,988    1,755      1,817     17,560
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    163,255     95,607  143,362  (27,111)  (296,721)   117,016
   Capital gain
     distribution............         --         --       --       --     60,710     67,573
                              ----------  ---------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    298,984    113,703  146,235  (37,228)  (128,309)   271,389
                              ----------  ---------  -------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............  1,470,691    825,088   17,131   96,866    118,289    170,128
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --         --       --       --         --         --
     Surrenders..............    (90,167)    (9,242) (19,588) (40,697)   (23,822)   (53,221)
     Administrative
       expenses (note 4a)....       (793)      (426)  (1,115)    (859)      (641)      (552)
     Transfers (to) from
       the Guarantee
       Account...............    127,804     56,970      182    4,698     44,945     54,504
     Transfers (to) from
       other subaccounts.....   (234,504)     7,174  (58,083)  34,200   (185,992)   (49,566)
                              ----------  ---------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  1,273,031    879,564  (61,473)  94,208    (47,221)   121,293
                              ----------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets.................  1,572,015    993,267   84,762   56,980   (175,530)   392,682
Net assets at beginning
  of year....................  1,199,109    205,842  771,010  714,030  1,985,999  1,593,317
                              ----------  ---------  -------  -------  ---------  ---------
Net assets at end of year.... $2,771,124  1,199,109  855,772  771,010  1,810,469  1,985,999
                              ==========  =========  =======  =======  =========  =========
Change in units (note 5):
   Units purchased...........    429,062     93,066    3,978   14,738     46,054     34,951
   Units redeemed............   (325,079)   (20,063)  (8,280)  (7,018)   (50,997)   (24,933)
                              ----------  ---------  -------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    103,983     73,003   (4,302)   7,720     (4,943)    10,018
                              ==========  =========  =======  =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              American Century Variable
                              Portfolios II, Inc.         BlackRock Variable Series Funds, Inc.
                              ------------------------  -------------------------------------------
                                                        BlackRock Basic Value    BlackRock Global
                              VP Inflation Protection      V.I. Fund --       Allocation V.I. Fund --
                               Fund -- Class II             Class III                Class III
                              ------------------------  --------------------  ---------------------
                                  Year ended                Year ended              Year ended
                                 December 31,              December 31,            December 31,
                              ------------------------  --------------------  ---------------------
                                  2007         2006       2007        2006       2007         2006
                               ---------    -------      --------   -------   ----------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  34,279       9,127        6,629      8,028      711,718      97,963
   Net realized gain
     (loss) on
     investments.............    (3,703)     (1,741)       4,210      5,108      255,126      21,944
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    39,836      (6,451)    (106,879)    17,471     (555,721)   (103,749)
   Capital gain
     distribution............        --          --       92,003     46,843    1,442,217     184,325
                               ---------     -------     --------   -------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    70,412         935       (4,037)    77,450    1,853,340     200,483
                               ---------     -------     --------   -------   ----------   ---------
From capital
  transactions:
   Net premiums..............   379,271     512,935      148,718    147,185   25,789,400   3,525,406
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --          --           --         --           --          --
     Surrenders..............   (37,744)    (16,783)     (17,624)    (2,252)    (483,075)    (22,089)
     Administrative
       expenses (note 4a)....      (882)       (495)        (757)      (407)        (633)       (193)
     Transfers (to) from
       the Guarantee
       Account...............    33,852      99,053       34,581     50,059      253,946     638,071
     Transfers (to) from
       other subaccounts.....  (364,363)     38,088       59,032    (26,494)     499,912     101,427
                               ---------     -------     --------   -------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    10,134     632,798      223,950    168,091   26,059,550   4,242,622
                               ---------     -------     --------   -------   ----------   ---------
Increase (decrease) in
  net assets.................    80,546     633,733      219,913    245,541   27,912,890   4,443,105
Net assets at beginning
  of year....................   913,763     280,030      539,664    294,123    4,552,844     109,739
                               ---------     -------     --------   -------   ----------   ---------
Net assets at end of year.... $ 994,309     913,763      759,577    539,664   32,465,734   4,552,844
                               =========     =======     ========   =======   ==========   =========
Change in units (note 5):
   Units purchased...........   163,039      83,500       22,331     20,023    3,134,729     452,351
   Units redeemed............  (161,632)    (20,334)      (5,581)    (5,602)    (824,229)    (47,359)
                               ---------     -------     --------   -------   ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     1,407      63,166       16,750     14,421    2,310,500     404,992
                               =========     =======     ========   =======   ==========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              BlackRock Variable Series Funds, Inc.          Columbia Funds Variable
                                          (continued)                          Insurance Trust I
                              ---------------------------------------------  ----------------------
                              BlackRock Large Cap  BlackRock Value             Columbia Marsico
                              Growth V.I. Fund -- Opportunities V.I. Fund -- Growth Fund, Variable
                                  Class III           Class III                Series -- Class A
                              ------------------  -------------------------  ----------------------
                                 Year ended           Year ended                  Year ended
                                December 31,         December 31,                December 31,
                              ------------------  -------------------------  ----------------------
                                2007      2006      2007         2006           2007        2006
                              --------   ------     -------      --------    ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,824)  (1,086)   19,516       183,139        (63,109)    (58,428)
   Net realized gain
     (loss) on
     investments.............      519      235   (83,476)      (16,030)       149,513      77,685
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    6,253    5,204   (23,665)     (328,647)       529,035     146,952
   Capital gain
     distribution............       --       --    74,370       202,108             --          --
                              --------   ------     -------      --------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    4,948    4,353   (13,255)       40,570        615,439     166,209
                              --------   ------     -------      --------    ---------   ---------
From capital
  transactions:
   Net premiums..............   14,365    1,793    55,743        81,202        190,368     648,752
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --       --        --            --       (110,172)       (401)
     Surrenders..............     (887)    (216)  (39,474)      (20,597)      (234,858)    (87,960)
     Administrative
       expenses (note 4a)....      (72)     (46)     (866)         (739)        (3,268)     (2,194)
     Transfers (to) from
       the Guarantee
       Account...............    9,614   21,788       146        15,987         30,238      68,519
     Transfers (to) from
       other subaccounts.....   61,279    1,621    (6,631)       26,201        (22,179)   (114,621)
                              --------   ------     -------      --------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   84,299   24,940     8,918       102,054       (149,871)    512,095
                              --------   ------     -------      --------    ---------   ---------
Increase (decrease) in
  net assets.................   89,247   29,293    (4,337)      142,624        465,568     678,304
Net assets at beginning
  of year....................   86,116   56,823   510,368       367,744      4,019,487   3,341,183
                              --------   ------     -------      --------    ---------   ---------
Net assets at end of year.... $175,363   86,116   506,031       510,368      4,485,055   4,019,487
                              ========   ======     =======      ========    =========   =========
Change in units (note 5):
   Units purchased...........    6,455    2,271     9,369        12,543         38,982      89,822
   Units redeemed............     (108)    (153)   (8,661)       (4,800)       (49,284)    (51,173)
                              --------   ------     -------      --------    ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    6,347    2,118       708         7,743        (10,302)     38,649
                              ========   ======     =======      ========    =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Columbia Funds Variable
                              Insurance Trust I (continued)                Dreyfus
                              ----------------------------  ------------------------------------------
                                 Columbia Marsico
                                   International            Dreyfus Investment
                                Opportunities Fund,         Portfolios -- MidCap   Dreyfus Variable
                                     Variable               Stock Portfolio --    Investment Fund --
                                 Series -- Class B           Initial Shares      Money Market Portfolio
                              ----------------------------  -------------------  ---------------------
                                    Year ended                 Year ended             Year ended
                                   December 31,               December 31,           December 31,
                              ----------------------------  -------------------  ---------------------
                                  2007           2006         2007       2006       2007       2006
                               -----------     ---------     -------   -------   ---------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    18,161       (13,935)      1,885      4,133      32,034     22,625
   Net realized gain
     (loss) on
     investments.............     502,483       284,652       1,573        384          (4)        --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     768,216       622,413     (23,072)    (7,970)         --         --
   Capital gain
     distribution............     201,799       103,341      18,840     11,181          --         --
                               -----------     ---------     -------   -------   ---------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   1,490,659       996,471        (774)     7,728      32,030     22,625
                               -----------     ---------     -------   -------   ---------   --------
From capital
  transactions:
   Net premiums..............   4,980,921     2,262,124      35,454     47,554      82,070     46,934
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (22,574)           --          --         --    (820,936)        --
     Surrenders..............    (306,073)     (134,606)    (17,946)    (2,033)    (89,486)  (167,639)
     Administrative
       expenses (note 4a)....      (4,776)       (2,579)       (153)       (90)       (558)      (206)
     Transfers (to) from
       the Guarantee
       Account...............     267,066       131,851      16,282     14,886       1,457     12,346
     Transfers (to) from
       other subaccounts.....  (1,156,382)     (416,941)     (1,525)    (2,965)  1,074,831    232,071
                               -----------     ---------     -------   -------   ---------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   3,758,182     1,839,849      32,112     57,352     247,378    123,506
                               -----------     ---------     -------   -------   ---------   --------
Increase (decrease) in
  net assets.................   5,248,841     2,836,320      31,338     65,080     279,408    146,131
Net assets at beginning
  of year....................   6,740,709     3,904,389     155,623     90,543     812,053    665,922
                               -----------     ---------     -------   -------   ---------   --------
Net assets at end of year.... $11,989,550     6,740,709     186,961    155,623   1,091,461    812,053
                               ===========     =========     =======   =======   =========   ========
Change in units (note 5):
   Units purchased...........     671,288       240,394       5,506      4,136     321,972     54,805
   Units redeemed............    (390,284)      (89,722)     (3,588)      (482)   (297,718)   (42,412)
                               -----------     ---------     -------   -------   ---------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     281,004       150,672       1,918      3,654      24,254     12,393
                               ===========     =========     =======   =======   =========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Dreyfus (continued)               DWS Variable Series II
                              -----------------------  ----------------------------------------
                              The Dreyfus Socially       DWS Dreman High     DWS Dreman Small
                              Responsible Growth Fund,    Return Equity        Mid Cap Value
                               Inc. -- Initial           VIP -- Class B       VIP -- Class B
                                    Shares                   Shares               Shares
                              -----------------------  ------------------  --------------------
                                  Year ended               Year ended           Year ended
                                 December 31,             December 31,         December 31,
                              -----------------------  ------------------  --------------------
                                2007         2006         2007      2006      2007       2006
                               --------     -------    ---------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,866)     (4,889)       (5,443)  (2,291)    28,032    (10,146)
   Net realized gain
     (loss) on
     investments.............    7,382       1,844        35,947   15,739      8,007     10,208
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   18,248      28,971       (80,268)  71,139   (155,018)   110,032
   Capital gain
     distribution............       --          --         9,045   35,226    121,926     48,357
                               --------     -------    ---------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   21,764      25,926       (40,719) 119,813      2,947    158,451
                               --------     -------    ---------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............    2,660      25,251       224,230   99,534     34,246    301,145
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       83          --       (50,493)      --    (10,258)        --
     Surrenders..............  (23,479)     (2,159)       (5,556)  (2,060)   (38,916)   (20,085)
     Administrative
       expenses (note 4a)....     (509)       (492)         (631)    (335)      (785)      (639)
     Transfers (to) from
       the Guarantee
       Account...............      900       1,420        79,685  107,956    181,221    121,706
     Transfers (to) from
       other subaccounts.....   (2,939)      5,841       (88,231)  13,925     30,745     13,194
                               --------     -------    ---------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (23,284)     29,861       159,004  219,020    196,253    415,321
                               --------     -------    ---------  -------  ---------  ---------
Increase (decrease) in
  net assets.................   (1,520)     55,787       118,285  338,833    199,200    573,772
Net assets at beginning
  of year....................  365,312     309,525       938,244  599,411  1,113,297    539,525
                               --------     -------    ---------  -------  ---------  ---------
Net assets at end of year.... $363,792     365,312     1,056,529  938,244  1,312,497  1,113,297
                               ========     =======    =========  =======  =========  =========
Change in units (note 5):
   Units purchased...........      639       4,533        19,928   20,005     13,962     24,209
   Units redeemed............   (3,077)       (852)      (10,734)  (5,976)    (5,510)    (3,645)
                               --------     -------    ---------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (2,438)      3,681         9,194   14,029      8,452     20,564
                               ========     =======    =========  =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              DWS Variable Series II
                                 (continued)                  Eaton Vance Variable Trust
                              ---------------------  -------------------------------------------
                                DWS Technology
                                VIP -- Class B          VT Floating-Rate     VT Worldwide Health
                                    Shares                Income Fund           Sciences Fund
                              ---------------------  ---------------------  --------------------
                                  Year ended               Year ended            Year ended
                                 December 31,             December 31,          December 31,
                              ---------------------  ---------------------  --------------------
                                2007        2006        2007        2006       2007       2006
                               --------    -------   ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,085)    (3,022)      500,263    351,355    (34,049)   (27,909)
   Net realized gain
     (loss) on
     investments.............    5,184        822       (32,394)    (7,717)    40,811     25,804
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   20,240      1,831      (478,153)   (24,971)    73,879    (13,958)
   Capital gain
     distribution............       --         --            --         --     17,816         --
                               --------    -------   ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   22,339       (369)      (10,284)   318,667     98,457    (16,063)
                               --------    -------   ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    3,529     27,508     3,440,277    597,114    140,961    799,958
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........  (14,513)        --       (52,908)   (84,083)    (6,969)        --
     Surrenders..............   (7,588)      (408)     (591,401)  (524,586)  (126,063)   (49,166)
     Administrative
       expenses (note 4a)....     (283)      (221)       (5,319)    (4,386)    (3,087)    (1,237)
     Transfers (to) from
       the Guarantee
       Account...............      (59)     4,564       195,450    552,551     40,679     44,101
     Transfers (to) from
       other subaccounts.....   (7,122)    (5,394)    1,976,241    405,049    (48,150)   227,786
                               --------    -------   ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (26,036)    26,049     4,962,340    941,659     (2,629) 1,021,442
                               --------    -------   ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   (3,697)    25,680     4,952,056  1,260,326     95,828  1,005,379
Net assets at beginning
  of year....................  202,578    176,898     8,853,108  7,592,782  2,124,363  1,118,984
                               --------    -------   ----------  ---------  ---------  ---------
Net assets at end of year.... $198,881    202,578    13,805,164  8,853,108  2,220,191  2,124,363
                               ========    =======   ==========  =========  =========  =========
Change in units (note 5):
   Units purchased...........      985      3,814       723,946    253,955     30,159    108,402
   Units redeemed............   (2,653)    (1,975)     (245,545)  (165,185)   (30,610)   (36,109)
                               --------    -------   ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,668)     1,839       478,401     88,770       (451)    72,293
                               ========    =======   ==========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Evergreen Variable
                               Annuity Trust           Federated Insurance Series
                              -----------------  --------------------------------------------
                              Evergreen VA Omega Federated American Leaders Federated Capital
                              Fund -- Class 2    Fund II -- Primary Shares    Income Fund II
                              -----------------  -------------------------  -----------------
                                 Year ended                                     Year ended
                                December 31,     Year ended December 31,       December 31,
                              -----------------  -------------------------  -----------------
                                 2007     2006       2007          2006       2007      2006
                              -------   ------   --------      --------     --------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (519)    (400)     7,382         6,011       13,676   16,577
   Net realized gain
     (loss) on
     investments.............     102       12     (5,112)         (440)     (26,846) (19,290)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   4,398    2,118    (87,778)       (4,082)      22,095   49,635
   Capital gain
     distribution............      --       --     50,173        76,642           --       --
                              -------   ------     --------     --------    --------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   3,981    1,730    (35,335)       78,131        8,925   46,922
                              -------   ------     --------     --------    --------  -------
From capital
  transactions:
   Net premiums..............      --   21,673        361           349          218      882
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      --       --         --            --           --       --
     Surrenders..............      --       --   (224,584)     (119,153)    (149,227) (68,603)
     Administrative
       expenses (note 4a)....     (82)     (41)      (333)         (381)        (257)    (339)
     Transfers (to) from
       the Guarantee
       Account...............      (7)       2    (13,998)      (32,792)         295     (105)
     Transfers (to) from
       other subaccounts.....      94       (7)   (36,200)      (24,193)         394    2,459
                              -------   ------     --------     --------    --------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........       5   21,627   (274,754)     (176,170)    (148,577) (65,706)
                              -------   ------     --------     --------    --------  -------
Increase (decrease) in
  net assets.................   3,986   23,357   (310,089)      (98,039)    (139,652) (18,784)
Net assets at beginning
  of year....................  39,474   16,117    555,748       653,787      358,537  377,321
                              -------   ------     --------     --------    --------  -------
Net assets at end of year.... $43,460   39,474    245,659       555,748      218,885  358,537
                              =======   ======     ========     ========    ========  =======
Change in units (note 5):
   Units purchased...........       8    2,016        199           149          597      528
   Units redeemed............      (7)      (5)   (21,066)      (14,855)     (15,605)  (7,944)
                              -------   ------     --------     --------    --------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........       1    2,011    (20,867)      (14,706)     (15,008)  (7,416)
                              =======   ======     ========     ========    ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Federated Insurance Series (continued)
                              ------------------------------------------------------------------------------
                              Federated High Income Bond Federated High Income Bond  Federated Kaufmann
                              Fund II -- Primary Shares  Fund II --  Service Shares Fund II -- Service Shares
                              -------------------------  -------------------------  ------------------------
                              Year ended December 31,    Year ended December 31,    Year ended December 31,
                              -------------------------  -------------------------  ------------------------
                                   2007         2006          2007          2006       2007         2006
                               ---------    --------      ---------     ---------    ---------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  28,762       30,731       451,146       379,444        3,970      (31,482)
   Net realized gain
     (loss) on
     investments.............    (2,577)      (5,015)          110        (7,445)     177,168      119,587
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (17,391)      16,168      (339,224)      158,991      361,688      261,525
   Capital gain
     distribution............        --           --            --            --      135,417       22,631
                               ---------     --------     ---------     ---------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........     8,794       41,884       112,032       530,990      678,243      372,261
                               ---------     --------     ---------     ---------    ---------    ---------
From capital
  transactions:
   Net premiums..............       109        8,904       943,318     1,346,650      262,274      358,359
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --           --       (17,616)       (7,907)          --           --
     Surrenders..............  (250,534)    (121,519)     (497,408)     (219,536)    (261,854)     (92,964)
     Administrative
       expenses (note 4a)....      (342)        (244)       (9,360)       (6,176)      (2,672)      (1,670)
     Transfers (to) from
       the Guarantee
       Account...............        18       29,045       539,332        48,156      222,222      271,462
     Transfers (to) from
       other subaccounts.....        72      112,819       117,952       744,491     (152,891)    (104,644)
                               ---------     --------     ---------     ---------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (250,677)      29,005     1,076,218     1,905,678       67,079      430,543
                               ---------     --------     ---------     ---------    ---------    ---------
Increase (decrease) in
  net assets.................  (241,883)      70,889     1,188,250     2,436,668      745,322      802,804
Net assets at beginning
  of year....................   505,648      434,759     7,095,469     4,658,801    3,466,035    2,663,231
                               ---------     --------     ---------     ---------    ---------    ---------
Net assets at end of year.... $ 263,765      505,648     8,283,719     7,095,469    4,211,357    3,466,035
                               =========     ========     =========     =========    =========    =========
Change in units (note 5):
   Units purchased...........        27       14,322       153,908       205,582       44,239       71,734
   Units redeemed............   (19,477)     (11,910)      (77,102)      (57,651)     (41,006)     (45,121)
                               ---------     --------     ---------     ---------    ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (19,450)       2,412        76,806       147,931        3,233       26,613
                               =========     ========     =========     =========    =========    =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund
                              ----------------------------------------------------------------
                              VIP Asset Manager/SM/ VIP Asset Manager/SM/     VIP Balanced
                                 Portfolio --           Portfolio --          Portfolio --
                                Initial Class          Service Class 2       Service Class 2
                              --------------------  --------------------  --------------------
                                  Year ended             Year ended            Year ended
                                 December 31,           December 31,          December 31,
                              --------------------  --------------------  --------------------
                                2007        2006       2007       2006       2007       2006
                               --------   -------   ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 14,919      4,113      43,661      5,907     80,958     (7,292)
   Net realized gain
     (loss) on
     investments.............    2,450       (198)     20,147      3,617     44,872      8,328
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   12,213     11,285      44,163     41,811    (29,350)    51,406
   Capital gain
     distribution............    7,974         --      33,070         --     18,797         --
                               --------   -------   ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   37,556     15,200     141,041     51,335    115,277     52,442
                               --------   -------   ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............       --         --      30,805    365,416  6,616,138  1,198,177
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --         --     (16,030)    (3,793)        --         --
     Surrenders..............  (25,450)   (43,964)    (16,506)    (1,830)  (149,088)    (2,634)
     Administrative
       expenses (note 4a)....     (167)      (175)     (1,760)    (1,227)      (705)        --
     Transfers (to) from
       the Guarantee
       Account...............   56,166         31       5,833     42,202     76,618      3,003
     Transfers (to) from
       other subaccounts.....        7        379    (197,459)    (4,462)   285,605   (129,379)
                               --------   -------   ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   30,556    (43,729)   (195,117)   396,306  6,828,568  1,069,167
                               --------   -------   ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   68,112    (28,529)    (54,076)   447,641  6,943,845  1,121,609
Net assets at beginning
  of year....................  278,967    307,496   1,145,713    698,072  1,121,609         --
                               --------   -------   ---------  ---------  ---------  ---------
Net assets at end of year.... $347,079    278,967   1,091,637  1,145,713  8,065,454  1,121,609
                               ========   =======   =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........    5,387         76       5,957     51,984    870,587    140,189
   Units redeemed............   (3,247)    (3,926)    (22,482)   (13,731)  (243,996)   (32,159)
                               --------   -------   ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    2,140     (3,850)    (16,525)    38,253    626,591    108,030
                               ========   =======   =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Fidelity(R) Variable Insurance Products Fund (continued)
                              ------------------------------------------------------------------
                                                                              VIP Dynamic Capital
                                 VIP Contrafund(R)       VIP Contrafund(R)      Appreciation
                                   Portfolio --            Portfolio --         Portfolio --
                                   Initial Class          Service Class 2      Service Class 2
                              ----------------------  ----------------------  ------------------
                                    Year ended              Year ended           Year ended
                                   December 31,            December 31,         December 31,
                              ----------------------  ----------------------  ------------------
                                  2007        2006       2007        2006       2007      2006
                              -----------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    90,007     (4,414)  1,389,254    (100,183)  15,140    (2,343)
   Net realized gain
     (loss) on
     investments.............     291,413    209,117     607,081     605,737      582     3,005
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (455,154)  (144,613) (4,700,359)   (475,025) (31,719)   15,226
   Capital gain
     distribution............     494,352    259,413   7,155,115   1,968,732   22,592     5,748
                              -----------  ---------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     420,618    319,503   4,451,091   1,999,261    6,595    21,636
                              -----------  ---------  ----------  ----------  -------   -------
From capital
  transactions:
   Net premiums..............          --     11,439   7,247,959   5,207,842   78,844    16,900
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (18,709)   (52,920)   (191,776)     (6,006)      --        --
     Surrenders..............  (1,130,744)  (751,644) (1,485,255)   (716,173)  (2,648)   (4,407)
     Administrative
       expenses (note 4a)....      (2,530)    (2,808)    (33,218)    (21,048)    (344)     (287)
     Transfers (to) from
       the Guarantee
       Account...............         943     49,752   1,203,016     863,662   14,990    18,582
     Transfers (to) from
       other subaccounts.....     (55,135)   237,795      35,218     768,595   77,445     6,523
                              -----------  ---------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,206,175)  (508,386)  6,775,944   6,096,872  168,287    37,311
                              -----------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................    (785,557)  (188,883) 11,227,035   8,096,133  174,882    58,947
Net assets at beginning
  of year....................   3,208,288  3,397,171  25,288,558  17,192,425  215,550   156,603
                              -----------  ---------  ----------  ----------  -------   -------
Net assets at end of year.... $ 2,422,731  3,208,288  36,515,593  25,288,558  390,432   215,550
                              ===========  =========  ==========  ==========  =======   =======
Change in units (note 5):
   Units purchased...........       4,954     26,568   1,012,202     716,312   10,204     5,806
   Units redeemed............     (69,725)   (57,488)   (503,142)   (270,114)    (251)   (3,192)
                              -----------  ---------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (64,771)   (30,920)    509,060     446,198    9,953     2,614
                              ===========  =========  ==========  ==========  =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                   Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------
                                VIP Equity-Income      VIP Equity-Income    VIP Growth & Income
                                   Portfolio --           Portfolio --          Portfolio --
                                  Initial Class         Service Class 2        Initial Class
                              ---------------------  ---------------------  -------------------
                                    Year ended             Year ended            Year ended
                                   December 31,           December 31,          December 31,
                              ---------------------  ---------------------  -------------------
                                 2007        2006       2007        2006      2007       2006
                              ----------  ---------  ----------  ---------  --------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    8,466     64,729     127,023    213,073    26,561     (4,621)
   Net realized gain
     (loss) on
     investments.............    132,434    101,153     135,271    183,833    79,811     30,828
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (200,131)   (32,522) (1,503,396)    70,953   (35,691)    56,393
   Capital gain
     distribution............     94,474    212,156   1,047,873    886,923    11,590     27,233
                              ----------  ---------  ----------  ---------  --------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     35,243    345,516    (193,229) 1,354,782    82,271    109,833
                              ----------  ---------  ----------  ---------  --------  ---------
From capital
  transactions:
   Net premiums..............        361      1,232   2,545,650    434,431       150        360
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (66,229)        --     (39,436)   (17,126)  (15,563)        --
     Surrenders..............   (670,417)  (546,603)   (609,621)  (444,175) (402,304)  (258,981)
     Administrative
       expenses (note 4a)....       (873)    (1,139)     (6,998)    (5,857)     (721)      (991)
     Transfers (to) from
       the Guarantee
       Account...............     (7,372)    (5,875)    450,498    433,247       141      1,586
     Transfers (to) from
       other subaccounts.....     19,565   (112,352)  2,394,917   (177,205)  (25,784)     4,076
                              ----------  ---------  ----------  ---------  --------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (724,965)  (664,737)  4,735,010    223,315  (444,081)  (253,950)
                              ----------  ---------  ----------  ---------  --------  ---------
Increase (decrease) in
  net assets.................   (689,722)  (319,221)  4,541,781  1,578,097  (361,810)  (144,117)
Net assets at beginning
  of year....................  1,888,375  2,207,596   8,917,545  7,339,448   924,058  1,068,175
                              ----------  ---------  ----------  ---------  --------  ---------
Net assets at end of year.... $1,198,653  1,888,375  13,459,326  8,917,545   562,248    924,058
                              ==========  =========  ==========  =========  ========  =========
Change in units (note 5):
   Units purchased...........      4,144      6,724     573,179    140,144     1,089      3,414
   Units redeemed............    (49,623)   (54,644)   (172,077)  (121,899)  (34,588)   (25,025)
                              ----------  ---------  ----------  ---------  --------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (45,479)   (47,920)    401,102     18,245   (33,499)   (21,611)
                              ==========  =========  ==========  =========  ========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Fidelity(R) Variable Insurance Products Fund (continued)
                              --------------------------------------------------------------------
                               VIP Growth & Income   VIP Growth Opportunities      VIP Growth
                                   Portfolio --         Portfolio --              Portfolio --
                                 Service Class 2        Initial Class             Initial Class
                              ---------------------  -----------------------  --------------------
                                    Year ended           Year ended                Year ended
                                   December 31,         December 31,              December 31,
                              ---------------------  -----------------------  --------------------
                                 2007        2006      2007         2006         2007       2006
                              ----------  ---------   --------     --------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   90,309    (28,662)   (5,725)      (3,164)      (5,005)   (12,033)
   Net realized gain
     (loss) on
     investments.............    106,515     99,672    27,196       (8,231)      (1,175)   (67,804)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     98,077    198,420    62,191       26,097      242,071    140,329
   Capital gain
     distribution............     46,764     85,045        --           --           --         --
                              ----------  ---------   --------     --------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    341,665    354,475    83,662       14,702      235,891     60,492
                              ----------  ---------   --------     --------   ---------  ---------
From capital
  transactions:
   Net premiums..............     53,422     95,395    10,488        9,142           --      1,038
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         82    (51,577)       --           --       (2,788)   (12,887)
     Surrenders..............   (224,086)  (107,073) (178,600)    (100,433)    (307,051)  (280,716)
     Administrative
       expenses (note 4a)....     (1,763)    (1,572)     (387)        (488)        (854)    (1,028)
     Transfers (to) from
       the Guarantee
       Account...............     63,836     (2,931)     (739)        (192)     (18,464)    10,106
     Transfers (to) from
       other subaccounts.....   (112,620)   (23,520)     (946)     (31,079)     (14,150)    (3,845)
                              ----------  ---------   --------     --------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (221,129)   (91,278) (170,184)    (123,050)    (343,307)  (287,332)
                              ----------  ---------   --------     --------   ---------  ---------
Increase (decrease) in
  net assets.................    120,536    263,197   (86,522)    (108,348)    (107,416)  (226,840)
Net assets at beginning
  of year....................  3,504,881  3,241,684   417,632      525,980    1,105,163  1,332,003
                              ----------  ---------   --------     --------   ---------  ---------
Net assets at end of year.... $3,625,417  3,504,881   331,110      417,632      997,747  1,105,163
                              ==========  =========   ========     ========   =========  =========
Change in units (note 5):
   Units purchased...........     26,148     68,473     1,074        1,279        4,423      4,621
   Units redeemed............    (44,011)   (77,011)  (17,082)     (15,554)     (32,685)   (31,977)
                              ----------  ---------   --------     --------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (17,863)    (8,538)  (16,008)     (14,275)     (28,262)   (27,356)
                              ==========  =========   ========     ========   =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Fidelity(R) Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------------
                                                     VIP Investment
                                    VIP Growth         Grade Bond          VIP Mid Cap          VIP Overseas
                                   Portfolio --       Portfolio --        Portfolio --          Portfolio --
                                 Service Class 2     Service Class 2     Service Class 2        Initial Class
                              ---------------------  --------------- ----------------------  ------------------
                                                       Period from
                                    Year ended          May 1 to           Year ended            Year ended
                                   December 31,       December 31,        December 31,          December 31,
                              ---------------------  --------------- ----------------------  ------------------
                                 2007        2006         2007          2007        2006       2007      2006
                              ----------  ---------  --------------- ----------  ----------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (24,545)   (28,122)      (20,719)     (162,993)    (54,376)   13,591     1,478
   Net realized gain
     (loss) on
     investments.............     95,966     58,164         8,680       383,360     381,296    81,525    54,751
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    420,000     68,996        74,297       432,057    (398,407)  (41,649)   61,368
   Capital gain
     distribution............         --         --            --     1,506,767   1,499,668    54,485        --
                              ----------  ---------     ---------    ----------  ----------  --------  --------
       Increase
         (decrease) in
         net assets from
         operations..........    491,421     99,038        62,258     2,159,191   1,428,181   107,952   117,597
                              ----------  ---------     ---------    ----------  ----------  --------  --------
From capital
  transactions:
   Net premiums..............     22,659    123,352     1,918,152     1,709,732   2,010,603        --     8,904
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --    (19,891)           --      (193,592)    (76,097)  (17,929)       --
     Surrenders..............   (145,917)   (71,056)      (41,732)   (1,260,731)   (678,964) (249,768) (142,701)
     Administrative
       expenses (note 4a)....     (1,571)    (1,194)         (273)      (20,032)    (14,591)     (413)     (381)
     Transfers (to) from
       the Guarantee
       Account...............     11,201     33,175        42,192       393,375     580,676     2,343    12,393
     Transfers (to) from
       other subaccounts.....    (82,006)  (129,685)    1,516,699       275,250      32,008    (4,789)   21,984
                              ----------  ---------     ---------    ----------  ----------  --------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (195,634)   (65,299)    3,435,038       904,002   1,853,635  (270,556)  (99,801)
                              ----------  ---------     ---------    ----------  ----------  --------  --------
Increase (decrease) in
  net assets.................    295,787     33,739     3,497,296     3,063,193   3,281,816  (162,604)   17,796
Net assets at beginning
  of year....................  2,071,273  2,037,534            --    15,884,846  12,603,030   812,178   794,382
                              ----------  ---------     ---------    ----------  ----------  --------  --------
Net assets at end of year.... $2,367,060  2,071,273     3,497,296    18,948,039  15,884,846   649,574   812,178
                              ==========  =========     =========    ==========  ==========  ========  ========
Change in units (note 5):
   Units purchased...........     15,609     43,711       426,020       262,972     256,246     1,972    14,021
   Units redeemed............    (33,991)   (51,977)      (78,726)     (158,711)   (155,938)  (19,634)  (21,968)
                              ----------  ---------     ---------    ----------  ----------  --------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (18,382)    (8,266)      347,294       104,261     100,308   (17,662)   (7,947)
                              ==========  =========     =========    ==========  ==========  ========  ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Fidelity(R) Variable Insurance
                              Products Fund (continued)
                              -----------------------------

                              VIP Value Strategies
                                 Portfolio --
                               Service Class 2
                              -----------------------------

                                  Year ended
                                 December 31,
                              -----------------------------
                                  2007            2006
                              --------        --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 20,021          1,033
   Net realized gain
     (loss) on
     investments.............      447         16,055
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (28,076)       (13,557)
   Capital gain
     distribution............   10,261         31,361
                                 --------     -------
       Increase
         (decrease) in
         net assets from
         operations..........    2,653         34,892
                                 --------     -------
From capital
  transactions:
   Net premiums..............  137,853         31,200
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --             --
     Surrenders..............  (23,078)        (2,911)
     Administrative
       expenses (note 4a)....     (315)          (214)
     Transfers (to) from
       the Guarantee
       Account...............   28,826          3,488
     Transfers (to) from
       other subaccounts.....   10,218        (38,844)
                                 --------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  153,504         (7,281)
                                 --------     -------
Increase (decrease) in
  net assets.................  156,157         27,611
Net assets at beginning
  of year....................  298,284        270,673
                                 --------     -------
Net assets at end of year.... $454,441        298,284
                                 ========     =======
Change in units (note 5):
   Units purchased...........   12,575         12,316
   Units redeemed............   (1,815)       (13,148)
                                 --------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   10,760           (832)
                                 ========     =======

                                    Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------
                                                                                   Franklin Templeton
                              Franklin Income Securities  Franklin Large Cap       VIP Founding Funds
                                      Fund --            Growth Securities Fund -- Allocation Fund --
                                  Class 2 Shares            Class 2 Shares           Class 2 Shares
                              -------------------------  ------------------------  ------------------
                                                                                      Period from
                                    Year ended                Year ended              August 27 to
                                   December 31,              December 31,             December 31,
                              -------------------------  ------------------------  ------------------
                                 2007          2006         2007         2006             2007
                               ----------   ----------    ---------    ---------   ------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  1,014,640        96,752      (8,933)      (4,889)         (24,857)
   Net realized gain
     (loss) on
     investments.............  1,525,594       156,593      72,376        7,155           (4,557)
   Change in unrealized
     appreciation
     (depreciation) on
     investments............. (3,121,035)    2,084,975     (14,804)      58,592          (91,283)
   Capital gain
     distribution............    283,223        28,147      11,119           --               --
                               ----------   ----------    ---------    ---------       ---------
       Increase
         (decrease) in
         net assets from
         operations..........   (297,578)    2,366,467      59,758       60,858         (120,697)
                               ----------   ----------    ---------    ---------       ---------
From capital
  transactions:
   Net premiums.............. 63,258,281    26,508,913     472,208      605,174        7,811,972
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --        (7,441)    (21,380)          --               --
     Surrenders.............. (2,436,148)     (237,667)    (66,232)     (15,030)         (47,912)
     Administrative
       expenses (note 4a)....    (23,848)       (7,203)       (500)        (405)              --
     Transfers (to) from
       the Guarantee
       Account...............  1,904,755     1,794,742      69,798       47,927           66,414
     Transfers (to) from
       other subaccounts.....    645,027      (112,295)   (889,015)     (18,656)         260,445
                               ----------   ----------    ---------    ---------       ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ 63,348,067    27,939,049    (435,121)     619,010        8,090,919
                               ----------   ----------    ---------    ---------       ---------
Increase (decrease) in
  net assets................. 63,050,489    30,305,516    (375,363)     679,868        7,970,222
Net assets at beginning
  of year.................... 34,118,034     3,812,518   1,036,977      357,109               --
                               ----------   ----------    ---------    ---------       ---------
Net assets at end of year.... 97,168,523    34,118,034     661,614    1,036,977        7,970,222
                               ==========   ==========    =========    =========       =========
Change in units (note 5):
   Units purchased...........  9,359,022     3,128,207     182,143       68,271          872,291
   Units redeemed............ (3,801,927)     (509,256)   (218,219)     (13,552)         (66,329)
                               ----------   ----------    ---------    ---------       ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  5,557,095     2,618,951     (36,076)      54,719          805,962
                               ==========   ==========    =========    =========       =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              --------------------------------------------------------------
                              Mutual Shares Securities Templeton Foreign    Templeton Foreign
                                      Fund --          Securities Fund --  Securities Fund --
                                  Class 2 Shares         Class 1 Shares      Class 2 Shares
                              ----------------------   ----------------   --------------------
                                    Year ended            Year ended           Year ended
                                   December 31,          December 31,         December 31,
                              ----------------------   ----------------   --------------------
                                  2007         2006      2007      2006      2007       2006
                              -----------   ---------  -------   -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    31,557      (5,394)   1,168        44     18,999     (8,712)
   Net realized gain
     (loss) on
     investments.............       9,398      35,641   12,374       488    163,048     91,803
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (249,506)    187,686   (1,697)   16,207    202,866    295,401
   Capital gain
     distribution............     159,805      17,023    5,064        --    187,410         --
                              -----------   ---------  -------   -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     (48,746)    234,956   16,909    16,739    572,323    378,492
                              -----------   ---------  -------   -------  ---------  ---------
From capital
  transactions:
   Net premiums..............   3,321,108   2,106,949       --     3,717  1,804,527  1,285,840
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........          --          --   (7,717)       --    (10,390)        --
     Surrenders..............    (143,453)    (50,097) (47,987)   (2,154)  (127,175)   (35,641)
     Administrative
       expenses (note 4a)....      (1,921)       (320)    (146)      (52)    (1,612)      (899)
     Transfers (to) from
       the Guarantee
       Account...............     393,425     194,055      (24)   32,271    342,883    139,100
     Transfers (to) from
       other subaccounts.....  (1,044,303)    183,972   (2,156)   35,932    (15,896)   (68,090)
                              -----------   ---------  -------   -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   2,524,856   2,434,559  (58,030)   69,714  1,992,337  1,320,310
                              -----------   ---------  -------   -------  ---------  ---------
Increase (decrease) in
  net assets.................   2,476,110   2,669,515  (41,121)   86,453  2,564,660  1,698,802
Net assets at beginning
  of year....................   3,154,781     485,266  127,493    41,040  3,123,652  1,424,850
                              -----------   ---------  -------   -------  ---------  ---------
Net assets at end of year.... $ 5,630,891   3,154,781   86,372   127,493  5,688,312  3,123,652
                              ===========   =========  =======   =======  =========  =========
Change in units (note 5):
   Units purchased...........     517,882     224,000        7     6,153    514,501    133,642
   Units redeemed............    (369,641)    (34,065)  (3,884)     (299)  (363,520)   (33,439)
                              -----------   ---------  -------   -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     148,241     189,935   (3,877)    5,854    150,981    100,203
                              ===========   =========  =======   =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              ---------------------------------------------------------------
                               Templeton Global      Templeton Global     Templeton Growth
                               Asset Allocation     Income Securities        Securities
                                    Fund --              Fund --               Fund --
                                Class 2 Shares        Class 1 Shares       Class 2 Shares
                              --------------------  -------------------  --------------------
                                  Year ended            Year ended           Year ended
                                 December 31,          December 31,         December 31,
                              --------------------  -------------------  --------------------
                                 2007       2006      2007       2006       2007       2006
                              ---------   -------   --------   -------   ---------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 117,770    22,579      3,061     3,522        (840)   (1,192)
   Net realized gain
     (loss) on
     investments.............   (12,244)    3,957     12,990     2,376       7,413     2,616
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (206,210)   28,442     (2,605)   15,716     (67,482)   29,785
   Capital gain
     distribution............   155,241    26,239         --        --      46,158     1,612
                              ---------   -------   --------   -------   ---------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    54,557    81,217     13,446    21,614     (14,751)   32,821
                              ---------   -------   --------   -------   ---------   -------
From capital
  transactions:
   Net premiums..............    87,101    72,163         --        --   1,245,690   343,884
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --        --     (6,326)       --          --    (5,643)
     Surrenders..............   (19,260)  (12,173)   (96,560)  (60,670)    (24,940)   (2,792)
     Administrative
       expenses (note 4a)....      (532)     (371)      (133)     (161)       (403)       --
     Transfers (to) from
       the Guarantee
       Account...............    62,953    33,932         44       (56)    180,923    29,205
     Transfers (to) from
       other subaccounts.....    54,718     8,221        467     1,363     238,127    44,292
                              ---------   -------   --------   -------   ---------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   184,980   101,772   (102,508)  (59,524)  1,639,397   408,946
                              ---------   -------   --------   -------   ---------   -------
Increase (decrease) in
  net assets.................   239,537   182,989    (89,062)  (37,910)  1,624,646   441,767
Net assets at beginning
  of year....................   552,869   369,880    175,857   213,767     441,767        --
                              ---------   -------   --------   -------   ---------   -------
Net assets at end of year.... $ 792,406   552,869     86,795   175,857   2,066,413   441,767
                              =========   =======   ========   =======   =========   =======
Change in units (note 5):
   Units purchased...........    14,562    13,251      1,095       805     166,304    44,259
   Units redeemed............    (4,734)   (7,107)   (10,038)   (6,595)    (20,609)   (4,251)
                              ---------   -------   --------   -------   ---------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     9,828     6,144     (8,943)   (5,790)    145,695    40,008
                              =========   =======   ========   =======   =========   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 GE Investments Funds, Inc.
                              ----------------------------------------------------------------------
                                    Income Fund       International Equity Fund  Mid-Cap Equity Fund
                              ----------------------  ------------------------  --------------------
                                    Year ended            Year ended                 Year ended
                                   December 31,          December 31,               December 31,
                              ----------------------  ------------------------  --------------------
                                  2007        2006        2007         2006        2007       2006
                              -----------  ---------    --------    -------     ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   157,253    206,642       724         (622)       45,408       (379)
   Net realized gain
     (loss) on
     investments.............     (86,168)   (43,569)   48,320       19,656       171,153    169,698
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      63,167    (41,847)  (33,821)      20,225      (521,555)  (424,109)
   Capital gain
     distribution............          --         --    29,408           --       940,552    619,769
                              -----------  ---------    --------     -------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     134,252    121,226    44,631       39,259       635,558    364,979
                              -----------  ---------    --------     -------    ---------  ---------
From capital
  transactions:
   Net premiums..............   1,854,331  2,548,318        --           --     1,036,881    176,651
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      (9,088)    (1,561)       --           --       (97,807)   (17,332)
     Surrenders..............    (657,257)  (458,037) (100,677)     (25,444)     (866,374)  (477,630)
     Administrative
       expenses (note 4a)....      (2,749)    (2,382)     (216)        (233)       (3,667)    (3,326)
     Transfers (to) from
       the Guarantee
       Account...............      75,824    198,920       238       (1,396)       24,431     92,315
     Transfers (to) from
       other subaccounts.....  (4,044,435)    30,650    79,199        7,065       709,298   (274,596)
                              -----------  ---------    --------     -------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (2,783,374) 2,315,908   (21,456)     (20,008)      802,762   (503,918)
                              -----------  ---------    --------     -------    ---------  ---------
Increase (decrease) in
  net assets.................  (2,649,122) 2,437,134    23,175       19,251     1,438,320   (138,939)
Net assets at beginning
  of year....................   6,422,755  3,985,621   196,942      177,691     5,514,824  5,653,763
                              -----------  ---------    --------     -------    ---------  ---------
Net assets at end of year.... $ 3,773,633  6,422,755   220,117      196,942     6,953,144  5,514,824
                              ===========  =========    ========     =======    =========  =========
Change in units (note 5):
   Units purchased...........     489,227    331,789     7,907        3,127       215,992     46,050
   Units redeemed............    (743,965)  (106,899)   (9,029)      (4,697)     (116,872)   (76,392)
                              -----------  ---------    --------     -------    ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (254,738)   224,890    (1,122)      (1,570)       99,120    (30,342)
                              ===========  =========    ========     =======    =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------
                                  Money Market Fund     Premier Growth Equity Fund Real Estate Securities Fund
                              ------------------------  -------------------------  --------------------------
                                     Year ended              Year ended                  Year ended
                                    December 31,            December 31,                December 31,
                              ------------------------  -------------------------  --------------------------
                                  2007         2006          2007          2006       2007           2006
                              ------------  ----------   ---------     ---------    ----------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    346,004     231,600    (23,837)      (27,721)      217,903        58,363
   Net realized gain
     (loss) on
     investments.............           --          --    128,554        51,252        70,706       114,938
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............           (1)         --   (168,306)      163,077    (2,270,839)      332,834
   Capital gain
     distribution............           --          --    151,411            --     1,244,824       635,340
                              ------------  ----------   ---------     ---------    ----------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........      346,003     231,600     87,822       186,608      (737,406)    1,141,475
                              ------------  ----------   ---------     ---------    ----------     ---------
From capital
  transactions:
   Net premiums..............    4,348,869   3,030,847     21,443        16,707       217,808       252,683
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........   (3,681,425) (1,901,449)       104            --        (9,518)       (3,940)
     Surrenders..............   (2,906,533) (2,262,035)  (814,208)     (154,203)     (322,922)     (157,753)
     Administrative
       expenses (note 4a)....       (8,110)     (5,309)    (1,887)       (2,050)       (2,590)       (2,134)
     Transfers (to) from
       the Guarantee
       Account...............      526,907     559,314      5,873       (72,681)       53,740       174,024
     Transfers (to) from
       other subaccounts.....    3,370,431   2,750,101      7,743      (292,305)     (261,538)     (171,765)
                              ------------  ----------   ---------     ---------    ----------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    1,650,139   2,171,469   (780,932)     (504,532)     (325,020)       91,115
                              ------------  ----------   ---------     ---------    ----------     ---------
Increase (decrease) in
  net assets.................    1,996,142   2,403,069   (693,110)     (317,924)   (1,062,426)    1,232,590
Net assets at beginning
  of year....................    9,298,379   6,895,310  2,511,969     2,829,893     4,801,639     3,569,049
                              ------------  ----------   ---------     ---------    ----------     ---------
Net assets at end of year.... $ 11,294,521   9,298,379  1,818,859     2,511,969     3,739,213     4,801,639
                              ============  ==========   =========     =========    ==========     =========
Change in units (note 5):
   Units purchased...........   12,202,030  10,827,887      6,383         9,686        27,343        38,829
   Units redeemed............  (10,725,168) (9,307,729)   (83,342)      (62,835)      (39,969)      (32,386)
                              ------------  ----------   ---------     ---------    ----------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    1,476,862   1,520,158    (76,959)      (53,149)      (12,626)        6,443
                              ============  ==========   =========     =========    ==========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------
                                                                                  Total Return
                               S&P 500(R) Index Fund   Small-Cap Equity Fund Fund -- Class 1 Shares
                              -----------------------  --------------------  ----------------------
                                     Year ended             Year ended             Year ended
                                    December 31,           December 31,           December 31,
                              -----------------------  --------------------  ----------------------
                                  2007        2006        2007       2006       2007        2006
                              -----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    98,270      67,614     96,190    (46,780)    278,241     102,360
   Net realized gain
     (loss) on
     investments.............   1,315,249     787,441    106,985    182,849     659,288     305,025
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (623,997)  4,122,267   (991,025)  (216,773)    979,008   2,308,983
   Capital gain
     distribution............     612,462          --    853,728    719,002   1,178,135     395,958
                              -----------  ----------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,401,984   4,977,322     65,878    638,298   3,094,672   3,112,326
                              -----------  ----------  ---------  ---------  ----------  ----------
From capital
  transactions:
   Net premiums..............   3,754,379   2,536,749     60,037    523,391   1,478,960   6,069,467
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (201,832)   (297,284)   (43,263)   (35,639)    (43,786)    (80,151)
     Surrenders..............  (4,336,034) (3,013,763)  (401,436)  (335,320) (2,018,535) (1,060,688)
     Administrative
       expenses (note 4a)....     (46,560)    (40,380)    (3,791)    (3,013)    (41,873)    (30,088)
     Transfers (to) from
       the Guarantee
       Account...............     521,761     427,569     42,704    152,482   1,478,467   1,203,819
     Transfers (to) from
       other subaccounts.....     463,034  (1,166,850)   (76,369)  (121,896)   (503,299)   (242,094)
                              -----------  ----------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     154,748  (1,553,959)  (422,118)   180,005     349,934   5,860,265
                              -----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets.................   1,556,732   3,423,363   (356,240)   818,303   3,444,606   8,972,591
Net assets at beginning
  of year....................  40,506,561  37,083,198  6,336,902  5,518,599  30,822,693  21,850,102
                              -----------  ----------  ---------  ---------  ----------  ----------
Net assets at end of year.... $42,063,293  40,506,561  5,980,662  6,336,902  34,267,299  30,822,693
                              ===========  ==========  =========  =========  ==========  ==========
Change in units (note 5):
   Units purchased...........     624,077     462,562     17,574     79,839     305,177     944,763
   Units redeemed............    (591,460)   (597,670)   (44,482)   (65,117)   (276,487)   (418,754)
                              -----------  ----------  ---------  ---------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      32,617    (135,108)   (26,908)    14,722      28,690     526,009
                              ===========  ==========  =========  =========  ==========  ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------
                                    Total Return
                                       Fund --
                                   Class 3 Shares          U.S. Equity Fund      Value Equity Fund
                              ------------------------  ---------------------  --------------------
                                     Year ended               Year ended            Year ended
                                    December 31,             December 31,          December 31,
                              ------------------------  ---------------------  --------------------
                                  2007         2006        2007        2006       2007       2006
                              ------------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,026,106     324,892     (16,337)    (3,540)     6,759      4,990
   Net realized gain
     (loss) on
     investments.............    1,748,043      92,896     276,401     50,717     55,803     55,157
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,372,203)    598,426    (324,894)   334,997   (141,922)    70,276
   Capital gain
     distribution............    3,458,966     337,227     223,089         --    253,093    165,857
                              ------------  ----------  ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    4,860,912   1,353,441     158,259    382,174    173,733    296,280
                              ------------  ----------  ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............   73,109,300  25,866,660      13,409     56,875      7,486     74,928
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........           --          --         115    (21,336)        --        155
     Surrenders..............   (1,918,248)   (144,939) (1,262,276)  (208,340)  (172,178)   (71,554)
     Administrative
       expenses (note 4a)....       (9,920)         --      (1,756)    (1,863)    (1,176)      (937)
     Transfers (to) from
       the Guarantee
       Account...............      421,188     100,642       2,516    (51,484)     9,947      7,542
     Transfers (to) from
       other subaccounts.....   (1,549,932)   (328,202)     (2,571)  (326,381)   (51,802)    (2,950)
                              ------------  ----------  ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   70,052,388  25,494,161  (1,250,563)  (552,529)  (207,723)     7,184
                              ------------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   74,913,300  26,847,602  (1,092,304)  (170,355)   (33,990)   303,464
Net assets at beginning
  of year....................   26,847,602          --   2,859,924  3,030,279  2,166,620  1,863,156
                              ------------  ----------  ----------  ---------  ---------  ---------
Net assets at end of year.... $101,760,902  26,847,602   1,767,620  2,859,924  2,132,630  2,166,620
                              ============  ==========  ==========  =========  =========  =========
Change in units (note 5):
   Units purchased...........   10,284,437   2,851,864      11,072      9,062      4,514     26,866
   Units redeemed............   (3,914,342)   (312,578)   (105,181)   (55,376)   (21,038)   (26,153)
                              ------------  ----------  ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    6,370,095   2,539,286     (94,109)   (46,314)   (16,524)       713
                              ============  ==========  ==========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                Goldman Sachs Variable Insurance Trust
                              -----------------------------------------
                              Goldman Sachs Growth Goldman Sachs Mid Cap
                                and Income Fund         Value Fund
                              -------------------  --------------------
                                   Year ended           Year ended
                                  December 31,         December 31,
                              -------------------  --------------------
                                 2007      2006       2007       2006
                              ---------  --------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   3,875         4     32,358     34,270
   Net realized gain
     (loss) on
     investments.............    40,401    58,179    265,109    128,147
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (53,554)   (3,749)  (417,994)   (36,682)
   Capital gain
     distribution............    14,596    12,473    201,715    201,938
                              ---------  --------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     5,318    66,907     81,188    327,673
                              ---------  --------  ---------  ---------
From capital
  transactions:
   Net premiums..............        --        --     10,790    186,308
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --        --     (9,843)        --
     Surrenders..............  (150,249) (162,002)  (833,961)  (298,383)
     Administrative
       expenses (note 4a)....      (247)     (192)    (1,031)      (909)
     Transfers (to) from
       the Guarantee
       Account...............       486    28,729     19,425    126,084
     Transfers (to) from
       other subaccounts.....     5,133  (116,255)   (60,216)  (164,933)
                              ---------  --------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (144,877) (249,720)  (874,836)  (151,833)
                              ---------  --------  ---------  ---------
Increase (decrease) in
  net assets.................  (139,559) (182,813)  (793,648)   175,840
Net assets at beginning
  of year....................   336,362   519,175  2,487,672  2,311,832
                              ---------  --------  ---------  ---------
Net assets at end of year.... $ 196,803   336,362  1,694,024  2,487,672
                              =========  ========  =========  =========
Change in units (note 5):
   Units purchased...........     1,399     3,758     13,721     40,483
   Units redeemed............   (12,177)  (26,244)   (43,766)   (37,447)
                              ---------  --------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (10,778)  (22,486)   (30,045)     3,036
                              =========  ========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                    J.P. Morgan Series Trust II
                              ------------------------------------------
                                                     International Equity
                                  Bond Portfolio         Portfolio
                              ---------------------  -------------------
                                    Year ended          Year ended
                                   December 31,        December 31,
                              ---------------------  -------------------
                                 2007        2006      2007       2006
                              ----------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  105,421     48,377   (3,162)    (2,247)
   Net realized gain
     (loss) on
     investments.............     (6,291)    (9,123)  13,596     13,190
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (105,235)     8,527   20,753     35,699
   Capital gain
     distribution............         --         --       --         --
                              ----------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     (6,105)    47,781   31,187     46,642
                              ----------  ---------   -------   -------
From capital
  transactions:
   Net premiums..............     45,556     84,912       --     11,579
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (19,279)        --       --         --
     Surrenders..............    (66,893)   (93,247)    (573)   (17,503)
     Administrative
       expenses (note 4a)....     (1,973)    (1,869)     (58)       (77)
     Transfers (to) from
       the Guarantee
       Account...............     24,264     29,895   72,984    122,008
     Transfers (to) from
       other subaccounts.....     25,974     21,694   49,916     31,839
                              ----------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........      7,649     41,385  122,269    147,846
                              ----------  ---------   -------   -------
Increase (decrease) in
  net assets.................      1,544     89,166  153,456    194,488
Net assets at beginning
  of year....................  1,970,125  1,880,959  365,314    170,826
                              ----------  ---------   -------   -------
Net assets at end of year.... $1,971,669  1,970,125  518,770    365,314
                              ==========  =========   =======   =======
Change in units (note 5):
   Units purchased...........     24,437     45,195   10,096     13,712
   Units redeemed............    (23,803)   (41,258)  (4,129)    (5,517)
                              ----------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........        634      3,937    5,967      8,195
                              ==========  =========   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       J.P. Morgan Series Trust II (continued)
                              ---------------------------------------------------------
                                                                        U.S. Large Cap
                                  Mid Cap Value        Small Company      Core Equity
                                    Portfolio            Portfolio         Portfolio
                              ---------------------  ----------------  ----------------
                                    Year ended          Year ended        Year ended
                                   December 31,        December 31,      December 31,
                              ---------------------  ----------------  ----------------
                                 2007        2006      2007     2006     2007     2006
                              ----------  ---------  -------  -------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   27,313      4,938   (4,976)  (3,852)  (1,074)  (1,135)
   Net realized gain
     (loss) on
     investments.............    132,280     93,394   13,314    5,603    2,767    3,055
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (236,979)   323,727  (54,767)  46,585   (1,565)  24,294
   Capital gain
     distribution............    106,007     39,806   19,047    9,651       --       --
                              ----------  ---------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     28,621    461,865  (27,382)  57,987      128   26,214
                              ----------  ---------  -------  -------  -------  -------
From capital
  transactions:
   Net premiums..............     39,301    113,365       --    7,393       --    8,087
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (49,234)        --  (10,106)      --       --       --
     Surrenders..............   (191,513)  (128,709) (27,002) (28,215)  (2,192)  (2,737)
     Administrative
       expenses (note 4a)....     (2,537)    (2,341)    (345)    (351)    (107)     (94)
     Transfers (to) from
       the Guarantee
       Account...............    141,481    176,234   (1,461)    (214)  (1,070)  (1,011)
     Transfers (to) from
       other subaccounts.....    (81,187)  (110,518) (13,275)  (1,348)  (3,754) (15,583)
                              ----------  ---------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (143,689)    48,031  (52,189) (22,735)  (7,123) (11,338)
                              ----------  ---------  -------  -------  -------  -------
Increase (decrease) in
  net assets.................   (115,068)   509,896  (79,571)  35,252   (6,995)  14,876
Net assets at beginning
  of year....................  3,600,156  3,090,260  481,887  446,635  197,435  182,559
                              ----------  ---------  -------  -------  -------  -------
Net assets at end of year.... $3,485,088  3,600,156  402,316  481,887  190,440  197,435
                              ==========  =========  =======  =======  =======  =======
Change in units (note 5):
   Units purchased...........     21,288     30,455    1,250    1,121      251      839
   Units redeemed............    (28,792)   (27,451)  (3,855)  (2,401)    (713)  (1,628)
                              ----------  ---------  -------  -------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (7,504)     3,004   (2,605)  (1,280)    (462)    (789)
                              ==========  =========  =======  =======  =======  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series
                              -----------------------------------------------------------------
                                     Balanced               Balanced          Flexible Bond
                                   Portfolio --           Portfolio --        Portfolio --
                               Institutional Shares      Service Shares     Institutional Shares
                              ----------------------  --------------------  -------------------
                                    Year ended             Year ended          Year ended
                                   December 31,           December 31,        December 31,
                              ----------------------  --------------------  -------------------
                                 2007        2006        2007       2006      2007       2006
                              ----------  ----------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   29,828      22,117     57,400     21,336    8,701     10,586
   Net realized gain
     (loss) on
     investments.............    145,956     127,022    177,915    181,058   (5,646)    (4,150)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     69,909     174,915    335,621    304,582   10,465      1,295
   Capital gain
     distribution............         --          --         --         --       --        659
                              ----------  ----------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    245,693     324,054    570,936    506,976   13,520      8,390
                              ----------  ----------  ---------  ---------   -------   -------
From capital
  transactions:
   Net premiums..............     10,563       8,793  2,554,852    641,766       --         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (2,955)    (11,185)        85   (118,344)      --       (331)
     Surrenders..............   (840,557) (1,320,789)  (464,583)  (342,320) (95,366)   (67,440)
     Administrative
       expenses (note 4a)....     (2,140)     (2,771)    (3,382)    (2,619)    (114)      (121)
     Transfers (to) from
       the Guarantee
       Account...............    (22,716)     34,712     97,959    203,616      (48)         9
     Transfers (to) from
       other subaccounts.....    (37,133)    (60,502)   (82,075)  (140,694)   1,162        887
                              ----------  ----------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (894,938) (1,351,742) 2,102,856    241,405  (94,366)   (66,996)
                              ----------  ----------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets.................   (649,245) (1,027,688) 2,673,792    748,381  (80,846)   (58,606)
Net assets at beginning
  of year....................  3,167,679   4,195,367  6,602,093  5,853,712  304,833    363,439
                              ----------  ----------  ---------  ---------   -------   -------
Net assets at end of year.... $2,518,434   3,167,679  9,275,885  6,602,093  223,987    304,833
                              ==========  ==========  =========  =========   =======   =======
Change in units (note 5):
   Units purchased...........      2,697       7,856    298,521    120,356      228        277
   Units redeemed............    (55,128)    (94,298)  (103,050)   (98,388)  (6,932)    (5,248)
                              ----------  ----------  ---------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (52,431)    (86,442)   195,471     21,968   (6,704)    (4,971)
                              ==========  ==========  =========  =========   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               Janus Aspen Series (continued)
                              ------------------------------------------------------------------
                                       Forty                   Forty         Global Life Sciences
                                    Portfolio --           Portfolio --        Portfolio --
                                Institutional Shares      Service Shares      Service Shares
                              -----------------------  --------------------  -------------------
                                     Year ended             Year ended          Year ended
                                    December 31,           December 31,        December 31,
                              -----------------------  --------------------  -------------------
                                  2007        2006        2007       2006      2007       2006
                              -----------  ----------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (31,862)    (37,553)   (58,438)   (12,712)  (2,277)    (2,842)
   Net realized gain
     (loss) on
     investments.............     200,349      25,184    326,243     32,245   28,273      7,263
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     704,879     258,296    837,861     92,256    1,673      3,746
   Capital gain
     distribution............          --          --         --         --       --         --
                              -----------  ----------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     873,366     245,927  1,105,666    111,789   27,669      8,167
                              -----------  ----------  ---------  ---------   -------   -------
From capital
  transactions:
   Net premiums..............         859       1,444  3,718,556  1,080,555       --         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      (3,600)    (13,884)        --     (4,515)      --     (5,022)
     Surrenders..............    (968,242)   (956,239)  (141,238)   (47,115) (65,619)    (3,652)
     Administrative
       expenses (note 4a)....      (1,697)     (2,157)    (1,161)      (603)     (23)       (25)
     Transfers (to) from
       the Guarantee
       Account...............      (2,044)     (9,547)    64,998     78,509     (243)    (1,446)
     Transfers (to) from
       other subaccounts.....     (37,144)    (47,241)  (730,921)    (1,499)  (1,165)    (3,265)
                              -----------  ----------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,011,868) (1,027,624) 2,910,234  1,105,332  (67,050)   (13,410)
                              -----------  ----------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets.................    (138,502)   (781,697) 4,015,900  1,217,121  (39,381)    (5,243)
Net assets at beginning
  of year....................   3,046,611   3,828,308  1,843,951    626,830  165,581    170,824
                              -----------  ----------  ---------  ---------   -------   -------
Net assets at end of year.... $ 2,908,109   3,046,611  5,859,851  1,843,951  126,200    165,581
                              ===========  ==========  =========  =========   =======   =======
Change in units (note 5):
   Units purchased...........       1,744       3,653    497,654    137,619      206        422
   Units redeemed............     (56,690)    (70,133)  (265,508)   (32,059)  (5,478)    (1,586)
                              -----------  ----------  ---------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (54,946)    (66,480)   232,146    105,560   (5,272)    (1,164)
                              ===========  ==========  =========  =========   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              Janus Aspen Series (continued)
                              -------------------------------------------------------------
                              Global Technology  International Growth  International Growth
                                 Portfolio --        Portfolio --          Portfolio --
                                Service Shares   Institutional Shares     Service Shares
                              -----------------  --------------------  --------------------
                                  Year ended          Year ended            Year ended
                                 December 31,        December 31,          December 31,
                              -----------------  --------------------  --------------------
                                2007      2006      2007       2006       2007       2006
                              --------  -------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (750)  (1,088)   (14,177)     8,243    (14,702)     3,048
   Net realized gain
     (loss) on
     investments.............    6,706    3,999    322,952    195,501     75,038     94,602
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,223    1,174     94,769    459,863    243,831    295,428
   Capital gain
     distribution............       --       --         --         --         --         --
                              --------  -------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   10,179    4,085    403,544    663,607    304,167    393,078
                              --------  -------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............       --       26      4,000      1,400         --         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --       --         --         --    (13,692)    (5,556)
     Surrenders..............   (9,988) (10,381)  (699,044)  (545,129)   (31,991)   (75,402)
     Administrative
       expenses (note 4a)....      (31)     (29)    (1,143)    (1,403)      (489)      (394)
     Transfers (to) from
       the Guarantee
       Account...............       (2)   2,012       (427)   (40,713)      (205)      (403)
     Transfers (to) from
       other subaccounts.....  (14,622)     356     99,248    (27,530)   (61,982)   (72,448)
                              --------  -------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (24,643)  (8,016)  (597,366)  (613,375)  (108,359)  (154,203)
                              --------  -------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................  (14,464)  (3,931)  (193,822)    50,232    195,808    238,875
Net assets at beginning
  of year....................   67,476   71,407  1,823,383  1,773,151  1,213,739    974,864
                              --------  -------  ---------  ---------  ---------  ---------
Net assets at end of year.... $ 53,012   67,476  1,629,561  1,823,383  1,409,547  1,213,739
                              ========  =======  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........        6      879      7,327     15,125         30      1,600
   Units redeemed............   (2,557)  (1,941)   (30,910)   (48,041)    (4,821)   (11,311)
                              --------  -------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (2,551)  (1,062)   (23,583)   (32,916)    (4,791)    (9,711)
                              ========  =======  =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               Janus Aspen Series (continued)
                              ---------------------------------------------------------------
                                 Large Cap Growth     Large Cap Growth      Mid Cap Growth
                                   Portfolio --         Portfolio --         Portfolio --
                               Institutional Shares    Service Shares    Institutional Shares
                              ---------------------  -----------------  ---------------------
                                    Year ended           Year ended           Year ended
                                   December 31,         December 31,         December 31,
                              ---------------------  -----------------  ---------------------
                                 2007        2006      2007      2006      2007       2006
                              ----------  ---------  --------  -------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (11,355)   (17,677)   (3,275)  (4,067)   (28,144)    (40,165)
   Net realized gain
     (loss) on
     investments.............    (63,367)  (133,071)   40,474   12,258   (193,277)   (512,710)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    278,860    325,872     5,709   21,139    647,720     872,968
   Capital gain
     distribution............         --         --        --       --     11,980          --
                              ----------  ---------  --------  -------  ---------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    204,138    175,124    42,908   29,330    438,279     320,093
                              ----------  ---------  --------  -------  ---------  ----------
From capital
  transactions:
   Net premiums..............        361        349     4,632       26     10,697      17,267
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (2,130)   (10,891)       --      216    (31,397)    (26,326)
     Surrenders..............   (672,421)  (395,175) (112,837) (19,155)  (845,741)   (898,462)
     Administrative
       expenses (note 4a)....       (911)    (1,180)      (24)     (33)    (2,102)     (2,530)
     Transfers (to) from
       the Guarantee
       Account...............       (267)    (1,811)       (6) (19,530)   (28,672)      1,443
     Transfers (to) from
       other subaccounts.....    (10,065)   (58,856)   62,591   (1,213)   (59,589)    (98,932)
                              ----------  ---------  --------  -------  ---------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (685,433)  (467,564)  (45,644) (39,689)  (956,804) (1,007,540)
                              ----------  ---------  --------  -------  ---------  ----------
Increase (decrease) in
  net assets.................   (481,295)  (292,440)   (2,736) (10,359)  (518,525)   (687,447)
Net assets at beginning
  of year....................  1,706,328  1,998,768   325,028  335,387  2,574,857   3,262,304
                              ----------  ---------  --------  -------  ---------  ----------
Net assets at end of year.... $1,225,033  1,706,328   322,292  325,028  2,056,332   2,574,857
                              ==========  =========  ========  =======  =========  ==========
Change in units (note 5):
   Units purchased...........      1,068      2,278     6,517      254      2,229       8,725
   Units redeemed............    (58,812)   (47,314)  (12,339)  (4,443)   (62,411)    (83,776)
                              ----------  ---------  --------  -------  ---------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (57,744)   (45,036)   (5,822)  (4,189)   (60,182)    (75,051)
                              ==========  =========  ========  =======  =========  ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                             Janus Aspen Series (continued)
                              ------------------------------------------------------------
                                Mid Cap Growth      Worldwide Growth     Worldwide Growth
                                 Portfolio --         Portfolio --         Portfolio --
                                Service Shares    Institutional Shares    Service Shares
                              ------------------  --------------------  ------------------
                                  Year ended           Year ended           Year ended
                                 December 31,         December 31,         December 31,
                              ------------------  --------------------  ------------------
                                 2007      2006      2007       2006      2007      2006
                              ---------  -------  ---------  ---------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (4,749)  (5,207)   (11,855)     5,271    (6,403)       89
   Net realized gain
     (loss) on
     investments.............    71,147   17,799    (30,877)  (163,581)   48,248    38,059
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (5,582)  25,383    193,363    424,782    10,039    56,481
   Capital gain
     distribution............     1,539       --         --         --        --        --
                              ---------  -------  ---------  ---------  --------  --------
       Increase
         (decrease) in
         net assets from
         operations..........    62,355   37,975    150,631    266,472    51,884    94,629
                              ---------  -------  ---------  ---------  --------  --------
From capital
  transactions:
   Net premiums..............     1,026    1,104        470      2,241       168    15,821
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --   (6,423)    (9,944)   (18,287)       --   (10,408)
     Surrenders..............  (112,828) (10,931)  (398,712)  (356,045) (120,784)  (56,492)
     Administrative
       expenses (note 4a)....       (37)     (47)    (1,097)    (1,268)      (95)     (100)
     Transfers (to) from
       the Guarantee
       Account...............   (23,977)   4,053       (591)    (8,480)   10,445     6,878
     Transfers (to) from
       other subaccounts.....    (8,039)  (4,789)    (4,146)   (45,346)  (23,289) (138,689)
                              ---------  -------  ---------  ---------  --------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (143,855) (17,033)  (414,020)  (427,185) (133,555) (182,990)
                              ---------  -------  ---------  ---------  --------  --------
Increase (decrease) in
  net assets.................   (81,500)  20,942   (263,389)  (160,713)  (81,671)  (88,361)
Net assets at beginning
  of year....................   355,064  334,122  1,776,056  1,936,769   633,520   721,881
                              ---------  -------  ---------  ---------  --------  --------
Net assets at end of year.... $ 273,564  355,064  1,512,667  1,776,056   551,849   633,520
                              =========  =======  =========  =========  ========  ========
Change in units (note 5):
   Units purchased...........        76    2,377        764      3,816     1,174     7,867
   Units redeemed............   (11,226)  (3,758)   (33,389)   (45,521)  (13,298)  (26,919)
                              ---------  -------  ---------  ---------  --------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (11,150)  (1,381)   (32,625)   (41,705)  (12,124)  (19,052)
                              =========  =======  =========  =========  ========  ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 JPMorgan Insurance Trust
                              --------------------------------------------------------------
                                                                                  JPMorgan
                                                                    JPMorgan     Insurance
                                 JPMorgan          JPMorgan        Insurance       Trust
                                 Insurance         Insurance         Trust      Diversified
                                   Trust             Trust        Diversified     Mid Cap
                                 Balanced          Core Bond         Equity        Growth
                                Portfolio 1       Portfolio 1     Portfolio 1   Portfolio 1
                              --------------  ------------------  ------------ -------------
                                Year ended        Year ended       Year ended    Year ended
                               December 31,      December 31,     December 31,  December 31,
                              --------------  ------------------  ------------ -------------
                                2007    2006     2007      2006       2007      2007    2006
                              -------  -----  ---------  -------  ------------ ------  -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    72    (10)    41,829   (2,787)    (4,634)      203    (20)
   Net realized gain
     (loss) on
     investments.............      18     --    (14,217)     832      2,927      (873)    --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     760     85     35,264    5,261     13,038      (702)   140
   Capital gain
     distribution............      93     --         --       --      1,347     3,370     --
                              -------  -----  ---------  -------    -------    ------  -----
       Increase
         (decrease) in
         net assets from
         operations..........     943     75     62,876    3,306     12,678     1,998    120
                              -------  -----  ---------  -------    -------    ------  -----
From capital
  transactions:
   Net premiums..............      --     --  1,262,932  816,878    291,171    24,794  2,224
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      --     --         --       --         --        --     --
     Surrenders..............      --     --    (54,865)  (2,645)   (11,146)       --     --
     Administrative
       expenses (note 4a)....      --     --       (159)      --        (55)       (8)    --
     Transfers (to) from
       the Guarantee
       Account...............  38,528  7,242    128,200   25,109     10,368    12,334    (53)
     Transfers (to) from
       other subaccounts.....      53    537   (729,577)  40,522    459,252        16     --
                              -------  -----  ---------  -------    -------    ------  -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  38,581  7,779    606,531  879,864    749,590    37,136  2,171
                              -------  -----  ---------  -------    -------    ------  -----
Increase (decrease) in
  net assets.................  39,524  7,854    669,407  883,170    762,268    39,134  2,291
Net assets at beginning
  of year....................   7,854     --    883,170       --         --     2,291     --
                              -------  -----  ---------  -------    -------    ------  -----
Net assets at end of year.... $47,378  7,854  1,552,577  883,170    762,268    41,425  2,291
                              =======  =====  =========  =======    =======    ======  =====
Change in units (note 5):
   Units purchased...........   4,920    733    448,168   98,282    102,597     5,191    229
   Units redeemed............  (1,421)    --   (388,394) (13,374)   (36,904)   (1,832)    --
                              -------  -----  ---------  -------    -------    ------  -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   3,499    733     59,774   84,908     65,693     3,359    229
                              =======  =====  =========  =======    =======    ======  =====

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              JPMorgan Insurance Trust (continued)
                              -------------------------------------------------------------------
                                 JPMorgan          JPMorgan          JPMorgan         JPMorgan
                              Insurance Trust   Insurance Trust   Insurance Trust Insurance Trust
                               Equity Index     Government Bond   Intrepid Growth Intrepid Mid Cap
                                Portfolio 1       Portfolio 1       Portfolio 1     Portfolio 1
                              --------------- ------------------  --------------- ---------------
                                Year ended        Year ended        Year ended       Year ended
                               December 31,      December 31,      December 31,     December 31,
                              --------------- ------------------  --------------- ---------------
                                   2007          2007      2006        2007         2007    2006
                              --------------- ---------  -------  --------------- -------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $ (3,495)       46,209   (2,855)      (5,932)     (4,372)   (309)
   Net realized gain
     (loss) on
     investments.............         182       (12,013)   1,385        7,579      (3,522)    105
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       5,400        38,231    4,503       37,694      (5,780)  4,018
   Capital gain
     distribution............          --            --       --           --       5,710      --
                                 --------     ---------  -------      -------     -------  ------
       Increase
         (decrease) in
         net assets from
         operations..........       2,087        72,427    3,033       39,341      (7,964)  3,814
                                 --------     ---------  -------      -------     -------  ------
From capital
  transactions:
   Net premiums..............     195,290     1,244,578  802,640      342,675     259,166  63,624
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........          --            --       --           --          --      --
     Surrenders..............      (7,067)      (54,853)  (2,646)     (11,746)     (9,224)     --
     Administrative
       expenses (note 4a)....         (74)         (141)      --          (72)       (101)     --
     Transfers (to) from
       the Guarantee
       Account...............      36,253        (3,519)  26,319       13,134      76,264     871
     Transfers (to) from
       other subaccounts.....     312,755      (745,931)  31,796      483,061     419,087    (253)
                                 --------     ---------  -------      -------     -------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     537,157       440,134  858,109      827,052     745,192  64,242
                                 --------     ---------  -------      -------     -------  ------
Increase (decrease) in
  net assets.................     539,244       512,561  861,142      866,393     737,228  68,056
Net assets at beginning
  of year....................          --       861,142       --           --      68,056      --
                                 --------     ---------  -------      -------     -------  ------
Net assets at end of year....    $539,244     1,373,703  861,142      866,393     805,284  68,056
                                 ========     =========  =======      =======     =======  ======
Change in units (note 5):
   Units purchased...........      78,062       433,255  102,032      126,853     110,735  14,571
   Units redeemed............     (28,702)     (389,123) (19,265)     (48,762)    (39,087) (7,950)
                                 --------     ---------  -------      -------     -------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      49,360        44,132   82,767       78,091      71,648   6,621
                                 ========     =========  =======      =======     =======  ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Legg Mason Partners Variable Equity Trust
                              ----------------------------------------------------------------
                               Legg Mason Partners   Legg Mason Partners  Legg Mason Partners
                               Variable Aggressive   Variable Capital and Variable Capital and
                                      Growth              Income                Income
                              Portfolio -- Class II  Portfolio -- Class I Portfolio -- Class II
                              ---------------------  -------------------  --------------------
                                    Year ended          Year ended            Year ended
                                   December 31,        December 31,          December 31,
                              ---------------------  -------------------  --------------------
                                 2007        2006      2007       2006      2007        2006
                              ----------  ---------   -------   -------    --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (19,988)   (16,659)   4,389        580     25,919      3,507
   Net realized gain
     (loss) on
     investments.............      8,253      9,079   17,703      6,508     25,268        322
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (13,948)    81,777  (32,257)     4,225   (149,264)    14,274
   Capital gain
     distribution............     10,233         --   14,352      2,190    108,756      8,007
                              ----------  ---------   -------   -------    --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    (15,450)    74,197    4,187     13,503     10,679     26,110
                              ----------  ---------   -------   -------    --------   -------
From capital
  transactions:
   Net premiums..............     56,418    720,982       --         --    317,393    401,798
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --         --       --         --         --     (1,887)
     Surrenders..............    (25,957)   (17,918) (20,793)   (65,281)    (7,640)      (295)
     Administrative
       expenses (note 4a)....     (1,605)      (471)     (61)       (72)      (568)      (179)
     Transfers (to) from
       the Guarantee
       Account...............      1,029     26,537       10          7        818        410
     Transfers (to) from
       other subaccounts.....      5,627      1,465       81     24,667      2,700     11,515
                              ----------  ---------   -------   -------    --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     35,512    730,595  (20,763)   (40,679)   312,703    411,362
                              ----------  ---------   -------   -------    --------   -------
Increase (decrease) in
  net assets.................     20,062    804,792  (16,576)   (27,176)   323,382    437,472
Net assets at beginning
  of year....................  1,200,461    395,669  123,292    150,468    501,645     64,173
                              ----------  ---------   -------   -------    --------   -------
Net assets at end of year.... $1,220,523  1,200,461  106,716    123,292    825,027    501,645
                              ==========  =========   =======   =======    ========   =======
Change in units (note 5):
   Units purchased...........      6,534     61,351   24,941      2,003    126,997     40,682
   Units redeemed............     (4,232)    (7,766) (23,428)    (5,244)   (89,431)    (1,786)
                              ----------  ---------   -------   -------    --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      2,302     53,585    1,513     (3,241)    37,566     38,896
                              ==========  =========   =======   =======    ========   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Legg Mason Partners                    Legg Mason Partners
                                Variable Equity Trust (continued)             Variable Income Trust
                              ----------------------------------------------  --------------------
                              Legg Mason Partners        Legg Mason Partners  Legg Mason Partners
                              Variable Fundamental Value Variable Investors   Variable Strategic Bond
                              Portfolio -- Class I       Portfolio -- Class I Portfolio -- Class I
                              -------------------------  -------------------  --------------------
                                                             Year ended           Year ended
                              Year ended December 31,       December 31,         December 31,
                              -------------------------  -------------------  --------------------
                                   2007          2006      2007       2006      2007         2006
                                ---------    --------    --------   -------   --------     --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   1,748       (1,195)      (1,486)      386      1,992        7,789
   Net realized gain
     (loss) on
     investments.............    74,845       13,984       40,073     4,882     (6,421)      (7,119)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (135,886)      48,764      (33,329)   23,032      4,907        6,383
   Capital gain
     distribution............    58,012       19,364        2,461     4,988         --          203
                                ---------    -------     --------   -------   --------     --------
       Increase
         (decrease) in
         net assets from
         operations..........    (1,281)      80,917        7,719    33,288        478        7,256
                                ---------    -------     --------   -------   --------     --------
From capital
  transactions:
   Net premiums..............    28,544       91,981           --        --         --           --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --           --      (42,864)       --     (5,651)          --
     Surrenders..............   (12,079)      (6,063)    (116,685)  (25,526)  (121,950)     (74,300)
     Administrative
       expenses (note 4a)....      (668)        (449)         (91)     (131)      (108)        (142)
     Transfers (to) from
       the Guarantee
       Account...............    19,767       24,043          489         9       (110)          48
     Transfers (to) from
       other subaccounts.....   (24,664)     (70,521)         851        69      2,319      (47,403)
                                ---------    -------     --------   -------   --------     --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    10,900       38,991     (158,300)  (25,579)  (125,500)    (121,797)
                                ---------    -------     --------   -------   --------     --------
Increase (decrease) in
  net assets.................     9,619      119,908     (150,581)    7,709   (125,022)    (114,541)
Net assets at beginning
  of year....................   596,425      476,517      224,651   216,942    205,545      320,086
                                ---------    -------     --------   -------   --------     --------
Net assets at end of year.... $ 606,044      596,425       74,070   224,651     80,523      205,545
                                =========    =======     ========   =======   ========     ========
Change in units (note 5):
   Units purchased...........   135,677       11,092           54        23        365        1,142
   Units redeemed............  (110,789)      (8,790)     (10,328)   (1,933)    (8,900)      (9,708)
                                ---------    -------     --------   -------   --------     --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    24,888        2,302      (10,274)   (1,910)    (8,535)      (8,566)
                                =========    =======     ========   =======   ========     ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               MFS(R) Variable Insurance Trust
                              ------------------------------------------------------------------------
                              MFS(R) Investors Growth Stock MFS(R) Investors Trust MFS(R) New Discovery
                                Series -- Service             Series -- Service      Series -- Service
                                   Class Shares                 Class Shares           Class Shares
                              ----------------------------  --------------------   --------------------
                                    Year ended                   Year ended             Year ended
                                   December 31,                 December 31,           December 31,
                              ----------------------------  --------------------   --------------------
                                   2007            2006        2007        2006       2007       2006
                                ----------     ---------    ---------   ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (37,939)       (38,058)      (37,055)    (48,875)     8,944    (17,322)
   Net realized gain
     (loss) on
     investments.............     80,509         46,544       118,228     160,345     33,745     30,702
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    186,685        123,071       194,015     275,983    (88,937)    84,790
   Capital gain
     distribution............         --             --        32,847          --     59,420     19,942
                                ----------     ---------    ---------   ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    229,255        131,557       308,035     387,453     13,172    118,112
                                ----------     ---------    ---------   ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............     97,425        150,422       103,282      93,098      7,899     43,192
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (14,658)        (1,534)           --     (16,472)        --     (4,621)
     Surrenders..............   (184,582)      (150,855)     (236,543)   (288,054)   (80,621)   (61,778)
     Administrative
       expenses (note 4a)....     (1,586)        (1,394)       (3,968)     (3,534)      (515)      (528)
     Transfers (to) from
       the Guarantee
       Account...............     22,301         66,873        55,570      62,727      8,610     57,832
     Transfers (to) from
       other subaccounts.....   (123,000)       (82,431)     (102,172)   (329,800)   (45,032)     8,381
                                ----------     ---------    ---------   ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (204,100)       (18,919)     (183,831)   (482,035)  (109,659)    42,478
                                ----------     ---------    ---------   ---------  ---------  ---------
Increase (decrease) in
  net assets.................     25,155        112,638       124,204     (94,582)   (96,487)   160,590
Net assets at beginning
  of year....................  2,506,119      2,393,481     3,734,868   3,829,450  1,183,557  1,022,967
                                ----------     ---------    ---------   ---------  ---------  ---------
Net assets at end of year.... $2,531,274      2,506,119     3,859,072   3,734,868  1,087,070  1,183,557
                                ==========     =========    =========   =========  =========  =========
Change in units (note 5):
   Units purchased...........     15,279         37,466        23,749      50,624      2,782     20,576
   Units redeemed............    (35,990)       (38,127)      (38,792)    (94,934)   (12,167)   (15,845)
                                ----------     ---------    ---------   ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (20,711)          (661)      (15,043)    (44,310)    (9,385)     4,731
                                ==========     =========    =========   =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        MFS(R) Variable Insurance Trust (continued)
                              -------------------------------------------------------------------
                              MFS(R) Strategic Income  MFS(R) Total Return     MFS(R) Utilities
                              Series -- Service         Series -- Service      Series -- Service
                                 Class Shares              Class Shares          Class Shares
                              ----------------------  ---------------------  --------------------
                                  Year ended                Year ended            Year ended
                                 December 31,              December 31,          December 31,
                              ----------------------  ---------------------  --------------------
                                2007         2006        2007        2006       2007       2006
                               --------     -------   ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 21,840      23,800        32,495     45,855     86,972      5,348
   Net realized gain
     (loss) on
     investments.............   (1,602)     (3,108)       53,882      4,581    228,472    165,407
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (7,448)      5,998      (211,880)   391,927    550,393    511,553
   Capital gain
     distribution............       --       3,305       201,403    149,174    196,581    102,928
                               --------     -------   ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   12,790      29,995        75,900    591,537  1,062,418    785,236
                               --------     -------   ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    9,676      32,535     5,535,876  3,312,022    372,499    457,732
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........  (29,651)         --       (11,168)    (1,876)        --     (5,854)
     Surrenders..............  (20,649)    (20,757)     (239,399)   (91,094)  (270,011)  (142,311)
     Administrative
       expenses (note 4a)....     (668)       (615)       (9,506)    (6,046)    (3,262)    (1,724)
     Transfers (to) from
       the Guarantee
       Account...............  108,797      75,169        96,435    178,987    388,960    391,748
     Transfers (to) from
       other subaccounts.....      490      26,922       (36,894)  (154,119)  (125,963)   516,682
                               --------     -------   ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   67,995     113,254     5,335,344  3,237,874    362,223  1,216,273
                               --------     -------   ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   80,785     143,249     5,411,244  3,829,411  1,424,641  2,001,509
Net assets at beginning
  of year....................  706,836     563,587     7,790,233  3,960,822  4,011,084  2,009,575
                               --------     -------   ----------  ---------  ---------  ---------
Net assets at end of year.... $787,621     706,836    13,201,477  7,790,233  5,435,725  4,011,084
                               ========     =======   ==========  =========  =========  =========
Change in units (note 5):
   Units purchased...........   14,075      16,852       837,384    429,885     63,251    134,456
   Units redeemed............   (8,701)     (7,416)     (354,019)  (130,208)   (43,705)   (54,496)
                               --------     -------   ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    5,374       9,436       483,365    299,677     19,546     79,960
                               ========     =======   ==========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                        Oppenheimer Variable
                                Old Mutual Insurance Series Fund           Account Funds
                              ----------------------------------------  ------------------
                              Old Mutual Growth II Old Mutual Large Cap Oppenheimer Balanced
                                  Portfolio         Growth Portfolio          Fund/VA
                              -------------------  -------------------  ------------------
                                  Year ended           Year ended           Year ended
                                 December 31,         December 31,         December 31,
                              -------------------  -------------------  ------------------
                                2007       2006      2007       2006      2007       2006
                              --------   -------   --------   -------   --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,840)   (3,656)    (6,347)   (7,714)    12,897     11,760
   Net realized gain
     (loss) on
     investments.............  (38,402)  (49,271)   (14,910)  (26,817)    16,432      7,589
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   85,483    68,339    104,926    55,375    (78,433)    28,117
   Capital gain
     distribution............       --        --         --        --     68,878     35,978
                              --------   -------   --------   -------   --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   44,241    15,412     83,669    20,844     19,774     83,444
                              --------   -------   --------   -------   --------   --------
From capital
  transactions:
   Net premiums..............       --        --         --        --        361      1,232
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --        --         --        --         --         --
     Surrenders..............  (59,578)  (43,535)  (121,313)  (51,986)  (173,445)  (116,042)
     Administrative
       expenses (note 4a)....     (307)     (364)      (459)     (498)      (440)      (514)
     Transfers (to) from
       the Guarantee
       Account...............        9    (3,794)      (397)      (31)   (21,100)     8,310
     Transfers (to) from
       other subaccounts.....       11   (11,694)      (432)  (20,096)   (19,008)    64,911
                              --------   -------   --------   -------   --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (59,865)  (59,387)  (122,601)  (72,611)  (213,632)   (42,103)
                              --------   -------   --------   -------   --------   --------
Increase (decrease) in
  net assets.................  (15,624)  (43,975)   (38,932)  (51,767)  (193,858)    41,341
Net assets at beginning
  of year....................  228,239   272,214    521,769   573,536    935,944    894,603
                              --------   -------   --------   -------   --------   --------
Net assets at end of year.... $212,615   228,239    482,837   521,769    742,086    935,944
                              ========   =======   ========   =======   ========   ========
Change in units (note 5):
   Units purchased...........      937       339         36     1,165      3,372      6,438
   Units redeemed............   (6,318)   (6,319)    (9,111)   (7,233)   (17,086)    (9,334)
                              --------   -------   --------   -------   --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (5,381)   (5,980)    (9,075)   (6,068)   (13,714)    (2,896)
                              ========   =======   ========   =======   ========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------
                                                                            Oppenheimer Capital
                               Oppenheimer Balanced   Oppenheimer Capital      Appreciation
                                    Fund/VA --           Appreciation           Fund/VA --
                                  Service Shares            Fund/VA           Service Shares
                              ---------------------  --------------------  --------------------
                                    Year ended            Year ended            Year ended
                                   December 31,          December 31,          December 31,
                              ---------------------  --------------------  --------------------
                                 2007        2006       2007       2006       2007       2006
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    1,048      4,071     (9,948)   (11,489)   (86,048)   (68,589)
   Net realized gain
     (loss) on
     investments.............      7,281     11,157     78,185      9,163    184,697    146,624
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (291,926)   147,174     45,149     68,882    498,567    232,008
   Capital gain
     distribution............    280,463     61,060         --         --         --         --
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     (3,134)   223,462    113,386     66,556    597,216    310,043
                              ----------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............  3,610,246  1,867,465        361      1,411    344,468    615,393
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (13,488)    (3,761)   (59,470)        --         --    (15,678)
     Surrenders..............   (170,502)   (31,059)  (363,585)  (230,061)  (237,942)  (219,110)
     Administrative
       expenses (note 4a)....     (2,675)    (1,078)    (1,000)    (1,221)    (3,720)    (3,670)
     Transfers (to) from
       the Guarantee
       Account...............     37,671     10,390     (1,059)   (55,350)   149,388    192,715
     Transfers (to) from
       other subaccounts.....    103,019     20,696    (72,867)    44,263   (821,129)  (560,626)
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  3,564,271  1,862,653   (497,620)  (240,958)  (568,935)     9,024
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................  3,561,137  2,086,115   (384,234)  (174,402)    28,281    319,067
Net assets at beginning
  of year....................  3,362,232  1,276,117  1,025,330  1,199,732  5,251,037  4,931,970
                              ----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year.... $6,923,369  3,362,232    641,096  1,025,330  5,279,318  5,251,037
                              ==========  =========  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........    478,410    221,056      1,310     11,958    124,766     95,552
   Units redeemed............   (159,918)   (48,154)   (35,249)   (30,704)  (167,490)   (87,576)
                              ----------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    318,492    172,902    (33,939)   (18,746)   (42,724)     7,976
                              ==========  =========  =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------------------
                                                          Oppenheimer
                                   Oppenheimer         Global Securities       Oppenheimer
                                    Core Bond              Fund/VA --          High Income
                                     Fund/VA             Service Shares          Fund/VA
                              ---------------------  ---------------------  -----------------
                                    Year ended             Year ended           Year ended
                                   December 31,           December 31,         December 31,
                              ---------------------  ---------------------  -----------------
                                 2007        2006         2007        2006      2007      2006
                              ----------  ---------  ----------  ---------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   51,025     62,427      (9,657)   (58,296)   28,488   30,782
   Net realized gain
     (loss) on
     investments.............     (7,188)   (11,343)    255,036    228,945    (7,686)  (2,210)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (9,576)      (295)   (274,785)   553,075   (20,474)   9,332
   Capital gain
     distribution............         --         --     431,655    338,897        --       --
                              ----------  ---------  ----------  ---------  --------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     34,261     50,789     402,249  1,062,621       328   37,904
                              ----------  ---------  ----------  ---------  --------  -------
From capital
  transactions:
   Net premiums..............         --         --   1,470,129  1,349,736     2,750      562
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (28,232)      (342)         --     (6,606)       --  (17,546)
     Surrenders..............   (443,453)  (253,453)   (605,255)  (313,259) (278,460) (95,504)
     Administrative
       expenses (note 4a)....       (872)    (1,051)     (8,725)    (4,653)     (236)    (329)
     Transfers (to) from
       the Guarantee
       Account...............    (13,862)       306     679,584    476,681       490      (71)
     Transfers (to) from
       other subaccounts.....     69,417    (38,532)     21,431    724,703     5,319   36,606
                              ----------  ---------  ----------  ---------  --------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (417,002)  (293,072)  1,557,164  2,226,602  (270,137) (76,282)
                              ----------  ---------  ----------  ---------  --------  -------
Increase (decrease) in
  net assets.................   (382,741)  (242,283)  1,959,413  3,289,223  (269,809) (38,378)
Net assets at beginning
  of year....................  1,390,772  1,633,055   8,843,792  5,554,569   484,939  523,317
                              ----------  ---------  ----------  ---------  --------  -------
Net assets at end of year.... $1,008,031  1,390,772  10,803,205  8,843,792   215,130  484,939
                              ==========  =========  ==========  =========  ========  =======
Change in units (note 5):
   Units purchased...........      6,065      4,687     176,978    250,856     1,467    3,999
   Units redeemed............    (36,279)   (27,053)    (80,152)   (95,256)  (22,393) (10,258)
                              ----------  ---------  ----------  ---------  --------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (30,214)   (22,366)     96,826    155,600   (20,926)  (6,259)
                              ==========  =========  ==========  =========  ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------
                                                            Oppenheimer
                                    Oppenheimer             Main Street
                                    Main Street              Small Cap           Oppenheimer
                                     Fund/VA --             Fund/VA --             MidCap
                                   Service Shares         Service Shares           Fund/VA
                              -----------------------  --------------------  ------------------
                                     Year ended             Year ended           Year ended
                                    December 31,           December 31,         December 31,
                              -----------------------  --------------------  ------------------
                                  2007        2006        2007       2006      2007      2006
                              -----------  ----------  ---------  ---------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (97,060)    (67,257)   (92,842)   (73,750)   (7,951)  (10,607)
   Net realized gain
     (loss) on
     investments.............     750,995     329,929    201,944    184,484   (50,041)  (80,848)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (312,156)    939,668   (604,633)   369,279    88,914   101,055
   Capital gain
     distribution............          --          --    184,660    142,125        --        --
                              -----------  ----------  ---------  ---------  --------  --------
       Increase
         (decrease) in
         net assets from
         operations..........     341,779   1,202,340   (310,871)   622,138    30,922     9,600
                              -----------  ----------  ---------  ---------  --------  --------
From capital
  transactions:
   Net premiums..............   2,651,174   3,290,780  2,130,046    493,666    10,877     9,355
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (11,242)    (21,927)  (164,572)        --   (14,377)       --
     Surrenders..............    (940,711)   (676,044)  (408,953)  (142,919) (150,843) (220,333)
     Administrative
       expenses (note 4a)....      (7,147)     (5,190)    (4,342)    (3,138)     (613)     (842)
     Transfers (to) from
       the Guarantee
       Account...............     310,103     321,156    200,196    222,721      (182)     (124)
     Transfers (to) from
       other subaccounts.....  (5,039,047)   (172,061) 1,621,679    (81,843)   (3,807)   (9,045)
                              -----------  ----------  ---------  ---------  --------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (3,036,870)  2,736,714  3,374,054    488,487  (158,945) (220,989)
                              -----------  ----------  ---------  ---------  --------  --------
Increase (decrease) in
  net assets.................  (2,695,091)  3,939,054  3,063,183  1,110,625  (128,023) (211,389)
Net assets at beginning
  of year....................  12,273,958   8,334,904  5,728,657  4,618,032   607,236   818,625
                              -----------  ----------  ---------  ---------  --------  --------
Net assets at end of year.... $ 9,578,867  12,273,958  8,791,840  5,728,657   479,213   607,236
                              ===========  ==========  =========  =========  ========  ========
Change in units (note 5):
   Units purchased...........     654,002     450,160    444,498     87,787     4,831     1,286
   Units redeemed............    (914,948)   (191,742)  (143,347)   (55,800)  (16,956)  (19,362)
                              -----------  ----------  ---------  ---------  --------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (260,946)    258,418    301,151     31,987   (12,125)  (18,076)
                              ===========  ==========  =========  =========  ========  ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Oppenheimer Variable
                                Account Funds
                                 (continued)          PIMCO Variable Insurance Trust
                              -------------------  --------------------------------------------------
                                 Oppenheimer
                                    MidCap                                Foreign Bond Portfolio
                                 Fund/ VA --       All Asset Portfolio -- (U.S. Dollar Hedged) --
                                Service Shares     Advisor Class Shares    Administrative Class Shares
                              -------------------  ---------------------  ---------------------------
                                  Year ended           Year ended            Year ended
                                 December 31,         December 31,          December 31,
                              -------------------  ---------------------  ---------------------------
                                2007       2006       2007        2006      2007           2006
                              --------   -------    ---------   -------      -------       -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (5,157)   (4,770)     72,118     32,633     2,513          3,365
   Net realized gain
     (loss) on
     investments.............    7,575     6,477          40        616       (67)         1,305
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   11,034       136      (5,330)    (7,137)      352         (4,281)
   Capital gain
     distribution............       --        --          --      1,697        --            282
                              --------   -------    ---------   -------      -------       -------
       Increase
         (decrease) in
         net assets from
         operations..........   13,452     1,843      66,828     27,809     2,798            671
                              --------   -------    ---------   -------      -------       -------
From capital
  transactions:
   Net premiums..............    3,186    57,263      88,191    212,218        --            798
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --        --          --         --        --             --
     Surrenders..............  (27,486)   (2,358)     (7,919)    (6,471)   (6,693)       (11,656)
     Administrative
       expenses (note 4a)....     (272)     (167)       (285)       (87)      (21)           (25)
     Transfers (to) from
       the Guarantee
       Account...............    7,093     6,515     328,914      2,798       418            379
     Transfers (to) from
       other subaccounts.....    4,088   (20,319)    (31,229)   (72,245)    5,846         (4,520)
                              --------   -------    ---------   -------      -------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (13,391)   40,934     377,672    136,213      (450)       (15,024)
                              --------   -------    ---------   -------      -------       -------
Increase (decrease) in
  net assets.................       61    42,777     444,500    164,022     2,348        (14,353)
Net assets at beginning
  of year....................  315,642   272,865     846,028    682,006   139,903        154,256
                              --------   -------    ---------   -------      -------       -------
Net assets at end of year.... $315,703   315,642   1,290,528    846,028   142,251        139,903
                              ========   =======    =========   =======      =======       =======
Change in units (note 5):
   Units purchased...........    2,537     4,445      39,394     43,112     1,485          3,638
   Units redeemed............   (3,368)   (1,914)     (5,379)   (29,734)   (1,502)        (4,956)
                              --------   -------    ---------   -------      -------       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (831)    2,531      34,015     13,378       (17)        (1,318)
                              ========   =======    =========   =======      =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           PIMCO Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------------------
                                                          Long-Term U.S. Government
                              High Yield Portfolio --     Portfolio -- Administrative Low Duration Portfolio --
                              Administrative Class Shares      Class Shares           Administrative Class Shares
                              --------------------------  --------------------------  --------------------------
                                    Year ended                  Year ended                  Year ended
                                   December 31,                December 31,                December 31,
                              --------------------------  --------------------------  --------------------------
                                  2007          2006         2007           2006         2007           2006
                               -----------    ---------    ----------     ---------    ----------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   348,565      282,993       293,975       330,342       248,585        28,906
   Net realized gain
     (loss) on
     investments.............     (70,084)      16,384       (88,485)      (79,026)       59,298        (2,089)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (229,819)     102,436       674,799      (373,677)      427,143           852
   Capital gain
     distribution............          --           --            --        85,725            --            --
                               -----------    ---------    ----------     ---------    ----------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........      48,662      401,813       880,289       (36,636)      735,026        27,669
                               -----------    ---------    ----------     ---------    ----------     ---------
From capital
  transactions:
   Net premiums..............   1,068,134    1,359,893     3,145,773     1,035,653    12,898,075       483,901
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      (1,799)     (25,342)      (59,986)      (90,015)           --            --
     Surrenders..............    (431,871)    (390,808)     (955,289)     (654,526)     (327,506)      (46,402)
     Administrative
       expenses (note 4a)....      (2,975)      (2,710)       (5,276)       (4,624)       (3,697)         (880)
     Transfers (to) from
       the Guarantee
       Account...............     186,934      523,197       353,600        74,523       342,711        67,470
     Transfers (to) from
       other subaccounts.....  (2,102,342)     123,502      (143,370)       21,421    10,928,895        74,289
                               -----------    ---------    ----------     ---------    ----------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,283,919)   1,587,732     2,335,452       382,432    23,838,478       578,378
                               -----------    ---------    ----------     ---------    ----------     ---------
Increase (decrease) in
  net assets.................  (1,235,257)   1,989,545     3,215,741       345,796    24,573,504       606,047
Net assets at beginning
  of year....................   6,741,308    4,751,763     8,952,018     8,606,222     1,312,894       706,847
                               -----------    ---------    ----------     ---------    ----------     ---------
Net assets at end of year.... $ 5,506,051    6,741,308    12,167,759     8,952,018    25,886,398     1,312,894
                               ===========    =========    ==========     =========    ==========     =========
Change in units (note 5):
   Units purchased...........     303,063      222,471       548,171       174,122     3,010,368        87,626
   Units redeemed............    (418,751)     (83,252)     (331,244)     (131,148)     (719,605)      (29,785)
                               -----------    ---------    ----------     ---------    ----------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (115,688)     139,219       216,927        42,974     2,290,763        57,841
                               ===========    =========    ==========     =========    ==========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              PIMCO Variable Insurance
                                 Trust (continued)              The Prudential Series Fund
                              --------------------------  -------------------------------------------
                              Total Return Portfolio --    Jennison 20/20 Focus      Jennison
                              Administrative Class Shares Portfolio -- Class II  Portfolio -- Class II
                              --------------------------  ---------------------  --------------------
                                     Year ended                 Year ended          Year ended
                                    December 31,               December 31,        December 31,
                              --------------------------  ---------------------  --------------------
                                  2007          2006         2007        2006     2007        2006
                               -----------   ----------   ----------  ---------   ------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   909,538       795,049      346,244    (11,709) (1,505)     (1,024)
   Net realized gain
     (loss) on
     investments.............    (110,158)      (81,064)     147,204     24,037     633       4,887
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,058,116      (197,353)    (337,033)   109,276   9,678         134
   Capital gain
     distribution............          --            --           --      8,770      --          --
                               -----------   ----------   ----------  ---------   ------     -------
       Increase
         (decrease) in
         net assets from
         operations..........   1,857,496       516,632      156,415    130,374   8,806       3,997
                               -----------   ----------   ----------  ---------   ------     -------
From capital
  transactions:
   Net premiums..............   6,331,326     5,870,207    4,088,364  2,194,261     300      64,706
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (172,692)     (119,845)          --         --      --          --
     Surrenders..............  (1,914,383)   (1,253,813)    (133,594)   (16,547) (1,104)     (1,375)
     Administrative
       expenses (note 4a)....     (20,591)      (17,211)      (1,341)       (88)   (165)        (21)
     Transfers (to) from
       the Guarantee
       Account...............     452,609       659,645       92,003    209,835     (17)        151
     Transfers (to) from
       other subaccounts.....  (5,677,484)     (186,321)  (2,152,246)    63,305    (329)    (37,797)
                               -----------   ----------   ----------  ---------   ------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,001,215)    4,952,662    1,893,186  2,450,766  (1,315)     25,664
                               -----------   ----------   ----------  ---------   ------     -------
Increase (decrease) in
  net assets.................     856,281     5,469,294    2,049,601  2,581,140   7,491      29,661
Net assets at beginning
  of year....................  27,078,469    21,609,175    2,658,927     77,787  90,272      60,611
                               -----------   ----------   ----------  ---------   ------     -------
Net assets at end of year.... $27,934,750    27,078,469    4,708,528  2,658,927  97,763      90,272
                               ===========   ==========   ==========  =========   ======     =======
Change in units (note 5):
   Units purchased...........   1,407,496       828,011      623,759    248,255      65       7,729
   Units redeemed............  (1,498,292)     (366,888)    (484,736)   (49,559)   (151)     (5,687)
                               -----------   ----------   ----------  ---------   ------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (90,796)      461,123      139,023    198,696     (86)      2,042
                               ===========   ==========   ==========  =========   ======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                The Universal
                              The Prudential Series Fund                        Institutional
                                   (continued)           Rydex Variable Trust    Funds, Inc.
                              -------------------------  ------------------   -----------------
                                                                              Equity and Income
                                Natural Resources                               Portfolio --
                              Portfolio -- Class II           OTC Fund         Class II Shares
                              -------------------------  ------------------   -----------------
                                                                                 Period from
                                    Year ended               Year ended             May 1
                                   December 31,             December 31,       to December 31,
                              -------------------------  ------------------   -----------------
                                    2007         2006       2007       2006         2007
                               ----------    ---------   ---------   -------  -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  463,300        5,702      (16,275)  (15,203)       (5,310)
   Net realized gain
     (loss) on
     investments.............    150,732       21,652       21,487     6,841          (343)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    119,769       10,051      148,905    44,808       (12,503)
   Capital gain
     distribution............         --       67,902           --        --           914
                               ----------    ---------   ---------   -------       -------
       Increase
         (decrease) in
         net assets from
         operations..........    733,801      105,307      154,117    36,446       (17,242)
                               ----------    ---------   ---------   -------       -------
From capital
  transactions:
   Net premiums..............    937,939      547,722       20,193     1,100       899,224
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --           --           --        --            --
     Surrenders..............    (50,464)      (4,730)     (12,041)  (40,601)       (1,393)
     Administrative
       expenses (note 4a)....     (1,491)        (174)        (112)     (123)           --
     Transfers (to) from
       the Guarantee
       Account...............     52,917       77,894        5,219     9,628          (371)
     Transfers (to) from
       other subaccounts.....    379,938       10,997      (49,703)   (2,046)       62,257
                               ----------    ---------   ---------   -------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  1,318,839      631,709      (36,444)  (32,042)      959,717
                               ----------    ---------   ---------   -------       -------
Increase (decrease) in
  net assets.................  2,052,640      737,016      117,673     4,404       942,475
Net assets at beginning
  of year....................  1,048,390      311,374      951,017   946,613            --
                               ----------    ---------   ---------   -------       -------
Net assets at end of year.... $3,101,030    1,048,390    1,068,690   951,017       942,475
                               ==========    =========   =========   =======       =======
Change in units (note 5):
   Units purchased...........    148,324       60,072        3,537     3,268       119,083
   Units redeemed............    (63,032)     (22,113)      (6,213)   (6,734)      (21,984)
                               ----------    ---------   ---------   -------       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     85,292       37,959       (2,676)   (3,466)       97,099
                               ==========    =========   =========   =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Van Kampen Life Investment Trust     XTF Advisors Trust
                              ---------------------------------------  -------------------
                                                     Strategic Growth
                              Comstock Portfolio --    Portfolio --    ETF 60 Portfolio --
                                 Class II Shares      Class II Shares    Class II Shares
                              ---------------------  ----------------  -------------------
                                                                           Period from
                                    Year ended          Year ended          May 1 to
                                   December 31,        December 31,       December 31,
                              ---------------------  ----------------  -------------------
                                 2007        2006        2007     2006        2007
                              ----------  ---------  -------- -------- -------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (22,237)    29,723   (7,060)  (4,067)         (8,702)
   Net realized gain
     (loss) on
     investments.............    109,477     43,688   12,025    7,033            (715)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (600,441)   321,583   56,169      777         (23,130)
   Capital gain
     distribution............    110,575    174,959       --       --              --
                              ----------  ---------  -------  -------       ---------
       Increase
         (decrease) in
         net assets from
         operations..........   (402,626)   569,953   61,134    3,743         (32,547)
                              ----------  ---------  -------  -------       ---------
From capital
  transactions:
   Net premiums..............  3,188,239  1,094,814    1,205   51,259       1,395,814
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (74,235)        --       --       --              --
     Surrenders..............   (271,926)  (109,270) (29,212) (16,397)         (4,962)
     Administrative
       expenses (note 4a)....     (4,121)    (2,460)    (239)    (124)             --
     Transfers (to) from
       the Guarantee
       Account...............    256,045    157,407  186,675   50,466          (2,139)
     Transfers (to) from
       other subaccounts.....  1,242,236    (91,122)  34,103   15,821           2,550
                              ----------  ---------  -------  -------       ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  4,336,238  1,049,369  192,532  101,025       1,391,263
                              ----------  ---------  -------  -------       ---------
Increase (decrease) in
  net assets.................  3,933,612  1,619,322  253,666  104,768       1,358,716
Net assets at beginning
  of year....................  4,981,101  3,361,779  304,081  199,313              --
                              ----------  ---------  -------  -------       ---------
Net assets at end of year.... $8,914,713  4,981,101  557,747  304,081       1,358,716
                              ==========  =========  =======  =======       =========
Change in units (note 5):
   Units purchased...........    572,155    149,229   39,191   25,015         150,319
   Units redeemed............   (197,125)   (60,523) (20,506) (14,784)        (11,903)
                              ----------  ---------  -------  -------       ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    375,030     88,706   18,685   10,231         138,416
                              ==========  =========  =======  =======       =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2007

(1)Description of Entity

   Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLICNY, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently there are multiple Subaccounts of the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, which GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   On April 28, 2007, the Legg Mason Partners Variable Portfolios I,
Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended
December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class I shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth
Portfolio -- Class II shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


   The following portfolios are not available to contracts issued or on after May 1, 2007:

   Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II

   Van Kampen Life Investment Trust -- Strategic Growth Portfolio -- Class II Shares

   AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balance Wealth Strategy Portfolio -- Class B and Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares were added to the Separate Account effective August 27, 2007.

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares and XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares were added to the Separate Account effective
May 1, 2007.

   Effective May 1, 2006, the following portfolios were added to the Separate Account.

AIM Variable Insurance Funds                                 JPMorgan Insurance Trust
  AIM V.I. Large Cap Growth -- Series I shares                 JPMorgan Insurance Trust Balanced Portfolio 1
Fidelity(R) Variable Insurance Products Fund                   JPMorgan Insurance Trust Core Bond Portfolio 1
  VIP Balanced Portfolio -- Service Class 2                    JPMorgan Insurance Trust Diversified Equity Portfolio 1
Franklin Templeton Variable Insurance Products Trust           JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
  Templeton Growth Securities Fund -- Class 2 Shares           JPMorgan Insurance Trust Equity Index Portfolio 1
                                                               JPMorgan Insurance Trust Government Bond Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Growth Portfolio 1

On May 1, 2006, the AIM Variable Insurance Funds -- AIM V.I. Growth
Fund -- Series I shares and the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares were both merged into the AIM Variable Insurance Funds -- AIM V.I. Capital Appreciation Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes for the years ended December 31, 2007 and 2006 are reflective of the combined values of all three funds. AIM Variable Insurance Funds -- AIM V.I. Premier Equity Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series I shares effective May 1, 2006, and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Large Cap Growth -- Series I shares effective June 9, 2006 and the AIM V.I Large Cap Growth -- Series I shares values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds.

   Effective May 1, 2006, GE Investments Funds, Inc., adopted a multiple class plan for the Total Return Fund. Under this plan, shares outstanding on May 1, 2006 were re-designated Class 1 shares and will remain an investment option for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the subaccount will invest in Class 3 shares.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


   The following portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity Variable(R) Insurance Products Fund                 MFS(R) Variable Insurance Trust
  The VIP Asset Manager/SM/ Portfolio -- Service Class 2       MFS(R) New Discovery Series -- Service Class Shares
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Mid Cap Value Fund
J.P. Morgan Series Trust II
  Bond Portfolio
  International Equity Portfolio
  Mid Cap Value Portfolio
  Small Company Portfolio
  U.S. Large Cap Core Equity Portfolio

   Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new premium or transfers.

   The following portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus                                                      PIMCO Variable Insurance Trust
  The Dreyfus Socially Responsible Growth                      The Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Fund, Inc. -- Initial Shares                                  Administrative Class Shares
Janus Aspen Series
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Large Cap Growth Portfolio -- Service Shares
  Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

   As of December 31, 2006, the following portfolios were available but not shown on the statements due to not having had any activity since inception.

JPMorgan Insurance Trust
  JPMorgan Insurance Trust Diversified Equity Portfolio 1
  JPMorgan Insurance Trust Equity Index Portfolio 1
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


  (c) Unit Classes

   There are nine unit classes of Subaccounts based on the annuity contracts through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4(a) below. Form number NY1066 is no longer available for sale, although additional premium payments may still be accepted under the terms of the contract.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser periods ended December 31, 2007 were:

                                                                                Cost of     Proceeds
                                                                                 Shares       from
Fund/Portfolio                                                                  Acquired   Shares Sold
--------------                                                                 ----------- -----------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares................................ $   372,412 $  508,089
 AIM V.I. Capital Appreciation Fund -- Series I shares........................      86,667    176,025
 AIM V.I. Core Equity Fund -- Series I shares.................................      57,737    216,569
 AIM V.I. Global Real Estate Fund -- Series II shares.........................     692,402    219,198
 AIM V.I. International Growth Fund -- Series II shares.......................   7,800,959  3,654,936
 AIM V.I. Large Cap Growth Fund -- Series I shares............................      61,598     44,151
Alger American Fund
 Alger American Growth Portfolio -- Class O Shares............................       7,990    202,540
 Alger American Small Capitalization Portfolio -- Class O Shares..............      38,501    378,381
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B..............   2,776,631    136,162
 AllianceBernstein Global Technology Portfolio -- Class B.....................     149,126     62,067
 AllianceBernstein Growth and Income Portfolio -- Class B.....................   1,442,775  1,548,491
 AllianceBernstein International Value Portfolio -- Class B...................  19,223,006  7,996,300
 AllianceBernstein Large Cap Growth Portfolio -- Class B......................     203,063    499,941
 AllianceBernstein Small Cap Growth Portfolio -- Class B......................      82,417     45,760
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I...........................................     579,564    127,858
 VP International Fund -- Class I.............................................   5,089,598  3,814,861
 VP Ultra(R) Fund -- Class I..................................................      50,948    125,291
 VP Value Fund -- Class I.....................................................     757,977    634,106
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II.....................................   1,730,405  1,675,142
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III.................................     457,580     79,337
 BlackRock Global Allocation V.I. Fund -- Class III...........................  36,896,748  8,817,968
 BlackRock Large Cap Growth V.I. Fund -- Class III............................      85,855      3,313
 BlackRock Value Opportunities V.I. Fund -- Class III.........................     561,499    122,938
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A.....................     593,097    805,194
 Columbia Marsico International Opportunities Fund, Variable Series -- Class B   9,159,237  5,202,898

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                             Cost of     Proceeds
                                                                              Shares       from
Fund/Portfolio                                                               Acquired   Shares Sold
--------------                                                             ------------ -----------
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares $    116,460 $    63,646
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............    3,380,500   3,101,846
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....        7,780      35,039
DWS Variable Series II
 DWS Dreman High Return Equity VIP -- Class B Shares......................      399,753     201,873
 DWS Dreman Small Mid Cap Value VIP -- Class B Shares.....................      490,032     143,746
 DWS Technology VIP -- Class B Shares.....................................       15,319      44,459
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.............................................    8,200,543   2,769,121
 VT Worldwide Health Sciences Fund........................................      470,490     487,058
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2.......................................          214         724
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.....................       66,612     283,605
 Federated Capital Income Fund II.........................................       23,914     158,805
 Federated High Income Bond Fund II -- Primary Shares.....................       34,984     256,911
 Federated High Income Bond Fund II -- Service Shares.....................    2,716,109   1,192,248
 Federated Kaufmann Fund II -- Service Shares.............................    1,071,585     860,777
Fidelity(R) Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.........................       98,802      45,323
 VIP Asset Manager/SM/ Portfolio -- Service Class 2.......................      165,528     282,203
 VIP Balanced Portfolio -- Service Class 2................................    9,654,001   2,709,885
 VIP Contrafund(R) Portfolio -- Initial Class.............................      714,266   1,333,903
 VIP Contrafund(R) Portfolio -- Service Class 2...........................   22,513,781   7,187,873
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2............      215,058       8,998
 VIP Equity-Income Portfolio -- Initial Class.............................      189,971     811,731
 VIP Equity-Income Portfolio -- Service Class 2...........................    8,111,416   2,244,865
 VIP Growth & Income Portfolio -- Initial Class...........................       63,357     469,417
 VIP Growth & Income Portfolio -- Service Class 2.........................      518,597     603,962
 VIP Growth Opportunities Portfolio -- Initial Class......................       10,720     186,407
 VIP Growth Portfolio -- Initial Class....................................       69,752     417,989
 VIP Growth Portfolio -- Service Class 2..................................      179,260     402,659
 VIP Investment Grade Bond Portfolio -- Service Class 2...................    4,204,696     798,282
 VIP Mid Cap Portfolio -- Service Class 2.................................    5,471,215   3,224,893
 VIP Overseas Portfolio -- Initial Class..................................      111,299     314,084
 VIP Value Strategies Portfolio -- Service Class 2........................      215,541      31,713
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares........................  109,685,277  44,806,384
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..............    2,088,696   2,501,878
 Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares..    8,482,490     636,726
 Mutual Shares Securities Fund -- Class 2 Shares..........................    7,166,733   4,429,130
 Templeton Foreign Securities Fund -- Class 1 Shares......................        8,007      59,799
 Templeton Foreign Securities Fund -- Class 2 Shares......................    6,532,369   4,301,738
 Templeton Global Asset Allocation Fund -- Class 2 Shares.................      559,580     101,678
 Templeton Global Income Securities Fund -- Class 1 Shares................       18,062     117,505
 Templeton Growth Securities Fund -- Class 2 Shares.......................    1,938,987     255,465

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                   Cost of     Proceeds
                                                                    Shares       from
Fund/Portfolio                                                     Acquired   Shares Sold
--------------                                                   ------------ -----------
GE Investments Funds, Inc.
 Income Fund.................................................... $  5,484,952 $ 8,094,896
 International Equity Fund......................................      152,525     143,831
 Mid-Cap Equity Fund............................................    3,590,490   1,799,195
 Money Market Fund..............................................   20,691,095  18,720,495
 Premier Growth Equity Fund.....................................      229,831     884,277
 Real Estate Securities Fund....................................    2,156,225   1,021,784
 S&P 500(R) Index Fund..........................................    8,615,083   7,807,150
 Small-Cap Equity Fund..........................................    1,306,194     784,661
 Total Return Fund -- Class 1 Shares............................    6,310,435   4,502,487
 Total Return Fund -- Class 3 Shares............................  118,769,032  44,055,773
 U.S. Equity Fund...............................................      383,642   1,429,886
 Value Equity Fund..............................................      353,371     301,929
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund...........................       40,628     167,024
 Goldman Sachs Mid Cap Value Fund...............................      487,845   1,131,736
J.P. Morgan Series Trust II
 Bond Portfolio.................................................      407,930     295,313
 International Equity Portfolio.................................      212,682      93,726
 Mid Cap Value Portfolio........................................      605,788     618,299
 Small Company Portfolio........................................       43,684      81,971
 U.S. Large Cap Core Equity Portfolio...........................        5,815      14,084
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares.....................      115,361     980,354
 Balanced Portfolio -- Service Shares...........................    3,495,159   1,378,197
 Flexible Bond Portfolio -- Institutional Shares................       15,755     101,405
 Forty Portfolio -- Institutional Shares........................       39,252   1,081,262
 Forty Portfolio -- Service Shares..............................    6,127,676   3,294,123
 Global Life Sciences Portfolio -- Service Shares...............        2,524      71,841
 Global Technology Portfolio -- Service Shares..................          204      25,627
 International Growth Portfolio -- Institutional Shares.........      203,447     814,915
 International Growth Portfolio -- Service Shares...............        6,553     127,522
 Large Cap Growth Portfolio -- Institutional Shares.............       23,121     718,586
 Large Cap Growth Portfolio -- Service Shares...................       74,365     123,261
 Mid Cap Growth Portfolio -- Institutional Shares...............       51,307   1,024,292
 Mid Cap Growth Portfolio -- Service Shares.....................        2,910     149,956
 Worldwide Growth Portfolio -- Institutional Shares.............       22,251     447,818
 Worldwide Growth Portfolio -- Service Shares...................       16,999     156,986
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Balanced Portfolio 1..................       57,334      15,990
 JPMorgan Insurance Trust Core Bond Portfolio 1.................    4,727,204   4,045,530
 JPMorgan Insurance Trust Diversified Equity Portfolio 1........    1,158,916     412,794
 JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1       59,435      18,722
 JPMorgan Insurance Trust Equity Index Portfolio 1..............      840,475     306,862
 JPMorgan Insurance Trust Government Bond Portfolio 1...........    4,582,332   4,062,784
 JPMorgan Insurance Trust Intrepid Growth Portfolio 1...........    1,360,317     538,855
 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1..........    1,160,222     413,486

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                             Cost of     Proceeds
                                                                              Shares       from
Fund/Portfolio                                                               Acquired   Shares Sold
--------------                                                              ----------- -----------
Legg Mason Partners Variable Equity Trust
 Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II...... $   104,912 $    79,046
 Legg Mason Partners Variable Capital and Income Portfolio -- Class I......     269,367     271,383
 Legg Mason Partners Variable Capital and Income Portfolio -- Class II.....   1,439,856     992,267
 Legg Mason Partners Variable Fundamental Value Portfolio -- Class I.......   1,430,518   1,364,223
 Legg Mason Partners Variable Investors Portfolio -- Class I...............       4,383     161,707
Legg Mason Partners Variable Income Trust
 Legg Mason Partners Variable Strategic Bond Portfolio -- Class I..........       9,351     132,861
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............     144,242     388,052
 MFS(R) Investors Trust Series -- Service Class Shares.....................     323,455     512,145
 MFS(R) New Discovery Series -- Service Class Shares.......................     114,490     159,151
 MFS(R) Strategic Income Series -- Service Class Shares....................     214,102     119,876
 MFS(R) Total Return Series -- Service Class Shares........................   9,656,919   4,123,382
 MFS(R) Utilities Series -- Service Class Shares...........................   1,623,999     972,880
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio............................................       9,671      72,360
 Old Mutual Large Cap Growth Portfolio.....................................         914     129,831
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA..............................................     148,089     279,697
 Oppenheimer Balanced Fund/VA -- Service Shares............................   5,745,950   1,916,178
 Oppenheimer Capital Appreciation Fund/VA..................................      21,212     528,637
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................   1,486,821   2,132,935
 Oppenheimer Core Bond Fund/VA.............................................     151,615     517,545
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   3,452,710   1,479,376
 Oppenheimer High Income Fund/VA...........................................      52,577     294,220
 Oppenheimer Main Street Fund/VA -- Service Shares.........................   7,487,525  10,605,404
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   5,459,559   2,019,595
 Oppenheimer MidCap Fund/VA................................................      59,975     227,055
 Oppenheimer MidCap Fund/VA -- Service Shares..............................      41,048      59,907
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares...............................     524,678      74,764
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares      21,941      19,950
 High Yield Portfolio -- Administrative Class Shares.......................   3,922,960   4,838,758
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   6,636,950   4,022,152
 Low Duration Portfolio -- Administrative Class Shares.....................  31,581,846   7,625,822
 Total Return Portfolio -- Administrative Class Shares.....................  16,686,611  16,749,247
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio -- Class II................................   8,013,743   5,782,904
 Jennison Portfolio -- Class II............................................         839       3,650
 Natural Resources Portfolio -- Class II...................................   2,892,972   1,116,863
Rydex Variable Trust
 OTC Fund..................................................................      33,133      85,859
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio -- Class II Shares............................   1,179,719     223,097
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.....................................   6,872,741   2,482,031
 Strategic Growth Portfolio -- Class II Shares.............................     404,470     217,830
XTF Advisors Trust
 ETF 60 Portfolio -- Class II Shares.......................................   1,509,425     126,646

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


(4)Related Party Transactions

  (a) Genworth Life Insurance Company of New York

   Net premium payments transferred from Guarantee Account to the Separate Account represent gross premium payments recorded by GLICNY on its flexible variable deferred and immediate annuity contracts, less deductions for any applicable premium taxes.

   Some contracts permit contract owners to elect to allocate premium payments to a Guarantee Account that is part of the general account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time for each amount allocated (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GLICNY assumes, as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net amount asset value. Footnote 6 demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

  (c) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly NASD, Inc. CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

  (d) Bonus Credit

   For Type IV and V unit contracts, transfers from the General Account for payments by GLICNY in the form of bonus credits include approximately $1.7 million and $.3 million for the periods ended December 31, 2007 and 2006.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2007 and 2006 are reflected in the Statements of Changes in Net Assets.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


(6)Financial Highlights

   GLICNY offers several variable annuity products with Subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2007, 2006, 2005, 2004 and 2003 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for Subaccounts that had outstanding units as of December 31, 2007 and were available to contract owners during 2007.

                                                     Net Assets      Expenses as a  Investment
                                                -------------------- % of Average     Income          Total
                                         Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                        ------- -------------- ----- -------------- ---------- -------------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II
   shares
   2007................................ 147,454 16.29 to  9.96 2,313 1.45% to 1.95%    0.38%   (0.11)% to  (0.37)%
   2006................................ 160,952 16.31 to 11.40 2,545 1.45% to 2.10%    0.41%    11.31% to   10.58%
   2005................................ 157,878 14.65 to 10.32 2,250 1.45% to 1.85%    0.52%     3.90% to    3.23%
   2004................................ 129,238 14.10 to 11.83 1,795 1.45% to 1.80%    0.00%     9.23% to    8.84%
   2003................................  28,340 12.91 to 12.88   366 1.45% to 1.80%    0.00%    29.08% to   28.77%
 AIM V.I. Capital Appreciation Fund --
   Series I shares
   2007................................  75,762 11.07 to 12.07   885 1.45% to 1.80%    0.00%    10.38% to    9.99%
   2006................................  82,704 10.03 to 11.15   872 1.45% to 2.10%    0.07%     4.76% to    4.07%
   2005................................  44,586 11.84 to  9.48   446 1.45% to 1.80%    0.07%     7.26% to    6.88%
   2004................................  45,342  9.89 to  8.86   423 1.45% to 1.80%    0.00%     5.08% to    4.71%
   2003................................  32,160  9.43 to  8.45   288 1.45% to 1.80%    0.00%    27.64% to   27.19%
 AIM V.I. Core Equity Fund -- Series I
   shares
   2007................................  76,482 11.52 to 11.44   880 1.45% to 1.85%    1.02%     6.54% to    6.11%
   2006................................  89,539 10.81 to 10.74   967 1.45% to 2.45%    0.56%     8.10% to    7.36%
   2005................................ 109,225  9.33 to  8.25   940 1.45% to 1.80%    0.79%     4.13% to    3.76%
   2004................................ 125,234  8.98 to  7.94 1,037 1.45% to 1.80%    0.45%     4.24% to    3.87%
   2003................................ 138,016  8.63 to  7.64 1,092 1.45% to 1.80%    0.34%    23.27% to   22.83%
 AIM V.I. Global Real Estate Fund --
   Series II shares
   2007................................  42,225 14.96 to 11.71   577 1.45% to 2.20%    9.23%   (7.14)% to  (7.85)%
   2006................................  16,378 16.11 to 14.46   263 1.45% to 1.85%    2.58%    40.18% to   39.61%
   2005................................   3,389 11.49 to 11.48    39 1.45% to 1.60%    2.77%    14.89% to   14.78%
 AIM V.I. International Growth Fund --
   Series II shares
   2007................................ 533,253  9.65 to 10.34 7,486 1.15% to 2.55%    0.53%     (60.83)% to 5.07%
   2006................................ 204,571 15.54 to 14.22 2,783 1.45% to 2.10%    1.76%    26.03% to   25.20%
   2005................................  51,153 12.33 to 11.37   627 1.45% to 1.85%    0.94%    16.00% to   13.71%
   2004................................   9,724 10.63 to 10.63   103 1.45% to 1.45%    0.00%     6.29% to    6.29%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets       Expenses as a  Investment
                                                 --------------------- % of Average     Income          Total
                                         Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                       --------- -------------- ------ -------------- ---------- --------------------
 AIM V.I. Large Cap Growth Fund --
   Series I shares
   2007...............................    22,488 11.63 to 11.60    261 1.45% to 1.60%    0.04%     13.96% to   13.78%
   2006...............................    20,850 10.20 to 10.15    213 1.45% to 2.20%    0.17%      2.03% to    1.51%
   2005...............................    21,122 12.58 to 12.52    265 1.45% to 1.60%    0.67%      2.00% to    1.85%
   2004...............................    16,122 12.34 to 12.29    198 1.45% to 1.60%    0.17%      3.16% to    3.00%
   2003...............................     4,943 11.96 to 11.94     59 1.45% to 1.60%    0.00%     23.33% to   23.14%
Alger American Fund
 Alger American Growth Portfolio --
   Class O Shares
   2007...............................    35,657 13.23 to 13.23    472 1.40% to 1.40%    0.35%     18.26% to   18.26%
   2006...............................    51,334 11.19 to 11.19    575 1.40% to 1.40%    0.13%      3.68% to    3.68%
   2005...............................    64,903 10.79 to 10.79    701 1.40% to 1.40%    0.23%     10.47% to   10.47%
   2004...............................    72,967  9.77 to  9.77    713 1.40% to 1.40%    0.00%      4.02% to    4.02%
   2003...............................    91,917  9.39 to  9.39    863 1.40% to 1.40%    0.00%     33.27% to   33.27%
 Alger American Small Capitalization
   Portfolio -- Class O Shares
   2007...............................    40,688 13.49 to 13.49    549 1.40% to 1.40%    0.00%     15.59% to   15.59%
   2006...............................    66,572 11.67 to 11.67    777 1.40% to 1.40%    0.00%     18.34% to   18.34%
   2005...............................    82,007  9.86 to  9.86    809 1.40% to 1.40%    0.00%     15.25% to   15.25%
   2004...............................    93,792  8.56 to  8.56    803 1.40% to 1.40%    0.00%     14.94% to   14.94%
   2003...............................   102,876  7.45 to  7.45    766 1.40% to 1.40%    0.00%     40.36% to   40.36%
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced Wealth
   Strategy Portfolio -- Class B
   2007...............................   264,400 10.19 to 10.16  2,686 1.45% to 2.45%    0.00%      5.98% to    4.59%
 AllianceBernstein Global Technology
   Portfolio -- Class B
   2007...............................    36,791 17.60 to 17.31    642 1.45% to 1.80%    0.00%     18.15% to   17.73%
   2006...............................    31,707 14.90 to 11.13    470 1.45% to 2.10%    0.00%      6.81% to    6.11%
   2005...............................    23,391 13.95 to 11.04    322 1.45% to 1.80%    0.00%      2.15% to    1.79%
   2004...............................    23,665 13.65 to 10.84    322 1.45% to 1.80%    0.00%      3.56% to    3.20%
   2003...............................    14,495 13.18 to 13.15    191 1.45% to 1.80%    0.00%     31.83% to   31.51%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2007...............................   715,181 16.60 to 12.01  9,232 1.40% to 2.10%    1.52%      3.39% to    2.65%
   2006...............................   755,540 16.05 to 11.71  9,463 1.40% to 2.10%    1.14%     15.35% to   14.53%
   2005...............................   739,428 13.92 to 10.23  8,040 1.40% to 1.85%    1.24%      3.14% to    2.31%
   2004...............................   656,846 13.49 to 10.09  6,931 1.40% to 1.80%    0.74%      9.66% to    9.22%
   2003...............................   475,881 12.30 to  9.22  4,562 1.40% to 1.80%    0.78%     30.27% to   23.04%
 AllianceBernstein International Value
   Portfolio -- Class B
   2007............................... 1,300,461  9.52 to  9.83 17,245 1.15% to 2.55%    2.26%   (83.43)% to  (2.59)%
   2006...............................   441,968 16.12 to 15.05  6,154 1.45% to 2.10%    1.18%     33.17% to   32.29%
   2005...............................    80,349 12.10 to 11.39    966 1.45% to 1.85%    1.01%     14.84% to   13.91%
   2004...............................     3,222 10.54 to 10.54     34 1.60% to 1.60%    0.00%      5.38% to    5.38%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets      Expenses as a  Investment
                                                 -------------------- % of Average     Income          Total
                                          Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                         ------- -------------- ----- -------------- ---------- --------------------
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B
   2007................................. 224,757  9.71 to 11.99 2,366 1.45% to 1.85%    0.00%     11.96% to   11.50%
   2006................................. 249,614  8.68 to 10.72 2,364 1.45% to 2.10%    0.00%    (2.08)% to  (2.72)%
   2005................................. 249,721 12.65 to  8.78 2,387 1.45% to 1.85%    0.00%     13.18% to   10.30%
   2004................................. 188,211 11.21 to  7.77 1,624 1.45% to 1.80%    0.00%      6.77% to    6.40%
   2003................................. 144,699  8.66 to  7.29 1,169 1.45% to 1.80%    0.00%     21.58% to   21.15%
 AllianceBernstein Small Cap Growth
   Portfolio -- Class B
   2007.................................  12,340 13.09 to 13.85   165 1.45% to 1.80%    0.00%     12.04% to   11.64%
   2006.................................   9,706 11.68 to 12.40   116 1.45% to 1.80%    0.00%      8.91% to    8.52%
   2005.................................  10,475 11.52 to 10.63   117 1.45% to 1.65%    0.00%      3.34% to    3.13%
   2004.................................  10,472 11.16 to 10.30   114 1.45% to 1.65%    0.00%     12.73% to   12.50%
   2003.................................  13,236  9.92 to  9.16   128 1.45% to 1.65%    0.00%     46.52% to   46.22%
American Century Variable Portfolios,
  Inc.
 VP Income & Growth Fund -- Class I
   2007.................................  54,786 16.37 to 11.36   885 1.45% to 1.85%    1.28%   (1.52)% to   (1.93)%
   2006.................................  28,453 16.62 to 11.58   465 1.45% to 1.85%    1.77%     15.39% to   14.93%
   2005.................................  21,185 14.41 to 14.33   304 1.45% to 1.60%    1.86%      3.12% to    2.96%
   2004.................................  11,847 13.92 to 13.92   165 1.60% to 1.60%    1.37%     11.19% to   11.19%
   2003.................................   8,523 12.52 to 12.52   107 1.60% to 1.60%    0.00%     27.28% to   27.28%
 VP International Fund -- Class I
   2007................................. 190,697 21.64 to 12.42 2,771 1.45% to 2.20%    0.54%     16.34% to   15.45%
   2006.................................  86,714 18.60 to 13.83 1,199 1.45% to 1.85%    1.15%     23.22% to   22.72%
   2005.................................  13,711 15.10 to 14.92   206 1.45% to 1.80%    1.02%     11.62% to   11.22%
   2004.................................   9,080 13.53 to 13.48   122 1.45% to 1.60%    0.21%     13.09% to    0.00%
   2003.................................   2,047 11.92 to 11.92    24 1.60% to 1.60%    0.00%     22.52% to   22.52%
 VP Ultra(R) Fund -- Class I
   2007.................................  58,491 14.80 to 11.58   856 1.45% to 1.85%    0.00%     19.25% to   18.77%
   2006.................................  62,792 12.41 to  9.75   771 1.45% to 1.85%    0.00%    (4.67)% to  (5.06)%
   2005.................................  55,072 13.02 to 12.87   714 1.45% to 1.80%    0.00%      0.69% to    0.33%
   2004.................................  31,229 12.93 to 12.83   403 1.45% to 1.80%    0.00%      8.91% to    0.00%
   2003.................................   1,564 11.83 to 11.80    19 1.60% to 1.80%    0.00%     22.90% to   22.65%
 VP Value Fund -- Class I
   2007................................. 113,695 16.11 to  9.28 1,810 1.45% to 1.95%    6.70%    (6.52)% to  (7.19)%
   2006................................. 118,643 17.23 to 11.79 1,986 1.45% to 1.85%    5.66%     16.94% to   16.46%
   2005................................. 108,625 14.73 to 14.56 1,593 1.45% to 1.80%    6.17%      3.52% to    3.15%
   2004.................................  89,951 14.23 to 14.18 1,276 1.45% to 1.60%    0.92%     12.68% to   12.50%
   2003.................................  64,086 12.63 to 12.61   808 1.45% to 1.60%    0.84%     27.09% to   26.90%
American Century Variable Portfolios II,
  Inc.
 VP Inflation Protection Fund -- Class
   II
   2007.................................  92,682 10.76 to 10.74   994 1.45% to 2.10%    4.61%      7.92% to    7.20%
   2006.................................  91,275  9.97 to 10.02   914 1.45% to 2.10%    3.30%      0.11% to  (0.55)%
   2005.................................  28,111 10.09 to  9.94   280 1.45% to 1.85%    2.81%      0.87% to  (0.57)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                     Net Assets       Expenses as a  Investment
                                                --------------------- % of Average     Income           Total
                                        Units     Unit Value    000s  Net Assets(1)   Ratio(2)        Return(3)
                                      --------- -------------- ------ -------------- ---------- ---------------------
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund
   -- Class III
   2007..............................    57,948 13.19 to 12.21    760 1.45% to 1.85%    2.55%      0.05% to   (0.36)%
   2006..............................    41,198 13.18 to 12.21    540 1.45% to 2.10%    3.60%      19.84% to   19.05%
   2005..............................    26,777 11.00 to 10.96    294 1.45% to 1.70%    0.29%       1.14% to    0.88%
   2004..............................     7,940 10.88 to 10.86     87 1.45% to 1.70%    1.91%       8.78% to    8.60%
 BlackRock Global Allocation V.I.
   Fund -- Class III
   2007.............................. 2,725,305 14.61 to 10.93 32,466 1.45% to 2.55%    6.21%   (15.41)% to    14.10%
   2006..............................   414,919 12.69 to 12.23  4,553 1.45% to 2.10%   10.37%      14.72% to   13.97%
   2005..............................     9,926 11.07 to 11.05    110 1.45% to 1.70%    0.00%      10.65% to   10.46%
 BlackRock Large Cap Growth V.I.
   Fund -- Class III
   2007..............................    13,280 13.27 to 13.10    175 1.45% to 1.80%    0.08%       6.49% to    6.11%
   2006..............................     6,933 12.46 to 10.92     86 1.45% to 2.10%    0.06%       5.33% to    4.64%
   2005..............................     4,815 11.83 to 11.80     57 1.45% to 1.60%    0.00%       8.87% to    8.71%
   2004..............................     2,808 10.85 to 10.85     30 1.60% to 1.60%    0.20%       8.53% to    8.53%
 BlackRock Value Opportunities V.I.
   Fund -- Class III
   2007..............................    38,767 13.12 to 11.45    506 1.45% to 1.85%    5.09%     (2.59)% to  (2.98)%
   2006..............................    38,058 13.47 to 11.76    510 1.45% to 2.10%   40.95%      10.65% to    9.93%
   2005..............................    30,315 12.17 to 10.71    367 1.45% to 1.85%    1.01%       8.52% to    7.06%
   2004..............................     6,600 11.22 to 11.21     74 1.45% to 1.60%   18.24%       12.17% to  12.05%
Columbia Funds Variable Insurance
  Trust I
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2007..............................   264,582 17.65 to 12.39  4,485 1.45% to 2.10%    0.08%      15.76% to   15.00%
   2006..............................   274,884 15.25 to 10.78  4,019 1.45% to 2.10%    0.00%       4.56% to    3.87%
   2005..............................   236,234 14.58 to 10.39  3,342 1.45% to 1.85%    0.00%       5.89% to    3.86%
   2004..............................   135,142 13.77 to 11.58  1,823 1.45% to 1.80%    0.00%      11.40% to    0.00%
   2003..............................    48,973 12.36 to 12.35    605 1.45% to 1.65%    0.00%      23.62% to   23.45%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2007..............................   651,295  9.64 to 11.29 11,990 1.15% to 2.55%    1.88%    (62.57)% to   19.81%
   2006..............................   370,335 22.01 to 14.62  6,741 1.45% to 2.10%    1.27%      21.44% to   20.64%
   2005..............................   219,663 18.12 to 12.13  3,904 1.45% to 1.85%    1.07%      21.30% to   17.38%
   2004..............................   147,137 15.39 to 12.48  2,231 1.45% to 1.80%    0.52%      14.90% to   14.50%
   2003..............................    54,373 13.39 to 13.36    728 1.45% to 1.80%    0.01%      33.90% to   33.59%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income          Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                       ------- -------------- ----- -------------- ---------- -------------------
Dreyfus
 Dreyfus Investment Portfolios --
   MidCap Stock Portfolio -- Initial
   Shares
   2007...............................  11,484 16.32 to 16.01   187 1.45% to 1.80%    2.46%     0.02% to  (0.34)%
   2006...............................   9,566 16.32 to 10.89   156 1.45% to 1.85%    4.97%     6.19% to    5.76%
   2005...............................   5,912 15.36 to 15.29    91 1.45% to 1.60%    0.03%     7.59% to    7.43%
   2004...............................   5,051 14.28 to 14.23    72 1.45% to 1.60%    0.53%    12.82% to   12.64%
   2003...............................   2,461 12.66 to 12.63    31 1.45% to 1.60%    0.43%    29.82% to   29.62%
 Dreyfus Variable Investment Fund --
   Money Market Portfolio
   2007............................... 104,014 10.57 to 10.63 1,091 1.45% to 1.85%    4.69%     3.31% to    2.88%
   2006...............................  79,760 10.23 to 10.33   812 1.45% to 1.85%    4.52%     3.08% to    2.67%
   2005...............................  67,367  9.93 to  9.81   665 1.45% to 1.80%    2.67%     1.18% to    0.82%
   2004...............................  77,640  9.81 to  9.73   759 1.45% to 1.80%    0.63%     0.00% to  (1.05)%
   2003...............................   1,024  9.90 to  9.88    10 1.45% to 1.60%    0.35%   (0.93)% to  (1.08)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2007...............................  36,226  9.16 to  9.04   364 1.45% to 1.65%    0.52%     6.21% to    6.00%
   2006...............................  38,664  8.63 to 10.83   365 1.45% to 1.85%    0.10%     7.62% to    7.19%
   2005...............................  34,983  9.35 to  7.94   310 1.45% to 1.65%    0.00%     2.12% to    1.91%
   2004...............................  31,059  9.17 to  7.79   268 1.45% to 1.65%    0.60%     4.67% to    4.46%
   2003...............................  15,074  8.77 to  7.46   116 1.45% to 1.65%    0.15%    24.18% to   23.93%
DWS Variable Series II
 DWS Dreman High Return Equity VIP
   -- Class B Shares
   2007...............................  63,919 16.60 to 16.29 1,057 1.45% to 1.80%    1.05%   (3.61)% to  (3.96)%
   2006...............................  54,725 17.22 to 11.91   938 1.45% to 1.85%    1.26%    16.50% to   16.03%
   2005...............................  40,696 14.78 to 14.71   599 1.45% to 1.60%    1.31%     5.96% to    5.80%
   2004...............................  33,493 13.95 to 13.90   466 1.45% to 1.60%    1.10%    11.98% to   11.81%
   2003...............................  22,204 12.46 to 12.44   276 1.45% to 1.60%    1.48%    29.58% to   29.38%
 DWS Dreman Small Mid Cap Value VIP
   -- Class B Shares
   2007...............................  59,173 22.32 to 21.91 1,312 1.45% to 1.80%    3.81%     1.17% to    0.81%
   2006...............................  50,721 22.07 to 12.67 1,113 1.45% to 1.85%    0.41%    22.79% to   22.29%
   2005...............................  30,157 17.97 to 17.76   540 1.45% to 1.80%    0.31%     8.19% to    7.81%
   2004...............................  20,944 16.61 to 16.47   347 1.45% to 1.80%    0.28%    23.70% to   23.27%
   2003...............................   3,817 13.43 to 13.36    52 1.45% to 1.80%    0.00%    39.60% to   39.10%
 DWS Technology VIP -- Class B
   Shares
   2007...............................  11,822 16.94 to 16.63   199 1.45% to 1.80%    0.00%    12.18% to   11.78%
   2006...............................  13,491 15.10 to 10.25   203 1.45% to 1.85%    0.00%   (1.02)% to  (1.42)%
   2005...............................  11,652 15.26 to 15.08   178 1.45% to 1.80%    0.10%     1.77% to    1.41%
   2004...............................   7,514 14.99 to 14.87   112 1.45% to 1.80%    0.00%     0.01% to  (0.35)%
   2003...............................   3,691 14.99 to 14.92    55 1.45% to 1.80%    0.00%    44.07% to   43.56%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                   Net Assets       Expenses as a  Investment
                                              --------------------- % of Average     Income          Total
                                      Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                    --------- -------------- ------ -------------- ---------- --------------------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2007............................ 1,294,362 10.02 to  9.77 13,805 1.15% to 2.55%    5.89%      3.46% to  (3.46)%
   2006............................   815,961 10.91 to 10.43  8,850 1.45% to 2.10%    5.81%      3.98% to    3.29%
   2005............................   727,191 10.50 to 10.33  7,593 1.45% to 1.80%    4.06%      2.36% to    2.00%
   2004............................   548,039 10.25 to 10.12  5,599 1.45% to 1.80%    2.76%      1.34% to    0.98%
   2003............................   116,521 10.12 to 10.07  1,178 1.45% to 1.80%    1.64%      1.47% to    1.11%
 VT Worldwide Health Sciences
   Fund
   2007............................   149,174 15.18 to 14.89  2,220 1.45% to 1.80%    0.00%      4.62% to    4.25%
   2006............................   149,625 14.50 to 10.44  2,124 1.45% to 2.10%    0.00%    (1.45)% to  (2.10)%
   2005............................    77,332 14.72 to 11.78  1,118 1.45% to 1.80%    0.00%      5.48% to    5.11%
   2004............................    58,737 13.95 to 11.20    803 1.45% to 1.80%    0.00%      4.70% to    4.33%
   2003............................    20,729 13.33 to 13.27    276 1.45% to 1.80%    0.00%     28.09% to   27.64%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund --
   Class 2
   2007............................     3,499 12.44 to 12.33     43 1.45% to 1.70%    0.28%     10.11% to    9.83%
   2006............................     3,497 11.30 to 10.72     39 1.45% to 2.10%    0.00%      4.17% to    3.49%
   2005............................     1,486 10.85 to 10.80     17 1.45% to 1.70%    0.00%      2.07% to    1.81%
Federated Insurance Series
 Federated American Leaders Fund II
   -- Primary Shares
   2007............................    20,560 11.95 to 11.95    246 1.40% to 1.40%    3.06%   (10.93)% to (10.93)%
   2006............................    41,427 13.42 to 13.42    556 1.40% to 1.40%    2.44%     15.18% to   15.18%
   2005............................    56,133 11.65 to 11.65    654 1.40% to 1.40%    1.54%      3.56% to    3.56%
   2004............................    63,965 11.25 to 11.25    719 1.40% to 1.40%    1.41%      8.24% to    8.24%
   2003............................    64,306 10.39 to 10.39    668 1.40% to 1.40%    1.56%     25.91% to   25.91%
 Federated Capital Income Fund II
   2007............................    22,066  9.92 to  9.92    219 1.40% to 1.40%    5.95%      2.57% to    2.57%
   2006............................    37,074  9.67 to  9.67    359 1.40% to 1.40%    6.00%     14.03% to   14.03%
   2005............................    44,491  8.48 to  8.48    377 1.40% to 1.40%    5.50%      4.80% to    4.80%
   2004............................    58,257  8.09 to  8.09    471 1.40% to 1.40%    4.40%      8.38% to    8.38%
   2003............................    59,546  7.47 to  7.47    445 1.40% to 1.40%    6.45%     18.99% to   18.99%
 Federated High Income Bond
   Fund II -- Primary Shares
   2007............................    20,369 12.95 to 12.95    264 1.40% to 1.40%    8.33%      1.97% to    1.97%
   2006............................    39,819 12.70 to 12.70    506 1.40% to 1.40%    7.91%      9.26% to    9.26%
   2005............................    37,407 11.62 to 11.62    435 1.40% to 1.40%    8.36%      1.23% to    1.23%
   2004............................    34,885 11.48 to 11.48    401 1.40% to 1.40%    7.21%      8.91% to    8.91%
   2003............................    42,992 10.54 to 10.54    453 1.40% to 1.40%    7.69%     20.51% to   20.51%
 Federated High Income Bond
   Fund II -- Service Shares
   2007............................   594,397 13.94 to 10.97  8,284 1.45% to 2.10%    7.26%      1.68% to    1.01%
   2006............................   517,591 13.71 to 10.86  7,095 1.45% to 2.10%    7.69%      8.97% to    8.25%
   2005............................   369,658 12.81 to 10.05  4,658 1.45% to 1.85%    6.59%      0.79% to    0.44%
   2004............................   178,884 12.73 to 11.06  2,243 1.45% to 1.80%    6.04%      8.56% to    8.18%
   2003............................   115,982 11.75 to 11.44  1,344 1.45% to 1.80%    6.55%     20.03% to   19.60%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Net Assets       Expenses as a  Investment
                                                  --------------------- % of Average     Income          Total
                                          Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                        --------- -------------- ------ -------------- ---------- --------------------
 Federated Kaufmann Fund II --
   Service Shares
   2007................................   199,236 22.03 to 21.67  4,211 1.45% to 1.80%    1.68%     18.87% to   18.45%
   2006................................   196,003 18.54 to 12.00  3,466 1.45% to 2.10%    0.58%     12.94% to   12.20%
   2005................................   169,389 16.41 to 12.63  2,662 1.45% to 1.80%    0.00%      9.27% to    8.89%
   2004................................   117,009 15.02 to 11.59  1,715 1.45% to 1.80%    0.00%     12.82% to   12.42%
   2003................................    30,395 13.31 to 13.28    404 1.45% to 1.80%    0.00%     33.13% to   32.81%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2007................................    25,274 13.73 to 13.73    347 1.40% to 1.40%    6.49%     13.88% to   13.88%
   2006................................    23,134 12.06 to 12.06    279 1.40% to 1.40%    2.81%      5.82% to    5.82%
   2005................................    26,984 11.40 to 11.40    307 1.40% to 1.40%    2.79%      2.59% to    2.59%
   2004................................    28,918 11.11 to 11.11    321 1.40% to 1.40%    2.59%      3.99% to    3.99%
   2003................................    29,599 10.68 to 10.68    316 1.40% to 1.40%    3.81%     16.33% to   16.33%
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2007................................    88,970 12.70 to 12.12  1,092 1.45% to 1.85%    5.68%     13.50% to   13.03%
   2006................................   105,495 11.19 to 10.68  1,146 1.45% to 2.10%    2.33%      5.59% to    4.89%
   2005................................    67,242 10.60 to 10.19    698 1.45% to 2.10%    0.33%      2.28% to    1.87%
   2004................................     1,649 10.36 to 10.35     17 1.45% to 1.60%    0.00%      3.63% to    3.52%
 VIP Balanced Portfolio -- Service
   Class 2
   2007................................   734,604 11.17 to 10.05  8,065 1.45% to 2.55%    3.79%     10.61% to    0.71%
   2006................................   108,030 10.43 to 10.36  1,122 1.45% to 2.45%    0.00%      4.30% to    3.60%
 VIP Contrafund(R) Portfolio -- Initial
   Class
   2007................................   120,994 20.02 to 20.02  2,423 1.40% to 1.40%    4.58%     15.94% to   15.94%
   2006................................   185,766 17.27 to 17.27  3,208 1.40% to 1.40%    1.28%     10.16% to   10.16%
   2005................................   216,686 15.68 to 15.68  3,397 1.40% to 1.40%    0.30%     15.31% to   15.31%
   2004................................   211,508 13.60 to 13.60  2,876 1.40% to 1.40%    0.34%     13.86% to   13.86%
   2003................................   230,813 11.94 to 11.94  2,756 1.40% to 1.40%    0.49%     26.67% to   26.67%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2007................................ 2,178,605  9.80 to 10.97 36,516 1.15% to 2.55%    6.02%   (34.76)% to   14.76%
   2006................................ 1,669,583 15.22 to 11.89 25,289 1.45% to 2.10%    1.07%      9.82% to    9.10%
   2005................................ 1,223,385 14.41 to 13.72 17,192 1.45% to 1.80%    0.10%     14.96% to   14.55%
   2004................................   518,404 12.55 to 11.96  6,394 1.45% to 1.80%    0.15%     13.49% to   13.09%
   2003................................   229,971 11.08 to 10.57  2,509 1.45% to 1.80%    0.22%     26.34% to   25.89%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2007................................    23,726 16.59 to 16.31    390 1.45% to 1.80%    6.24%      5.17% to    4.80%
   2006................................    13,774 15.77 to 12.36    216 1.45% to 2.10%    0.26%     12.17% to   11.43%
   2005................................    11,160 14.06 to 12.65    157 1.45% to 1.70%    0.00%     18.93% to   18.63%
   2004................................       624 11.82 to 10.67      8 1.45% to 1.70%    0.00%      0.00% to  (0.44)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets       Expenses as a  Investment
                                                 --------------------- % of Average     Income          Total
                                         Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                       --------- -------------- ------ -------------- ---------- -------------------
 VIP Equity-Income Portfolio --
   Initial Class
   2007...............................    78,815 15.21 to 15.21  1,199 1.40% to 1.40%    1.95%       0.10% to  0.10%
   2006...............................   124,294 15.19 to 15.19  1,888 1.40% to 1.40%    4.53%      18.52% to 18.52%
   2005...............................   172,214 12.82 to 12.82  2,208 1.40% to 1.40%    2.06%       4.39% to  4.39%
   2004...............................   187,385 12.28 to 12.28  2,301 1.40% to 1.40%    1.56%       9.97% to  9.97%
   2003...............................   197,885 11.17 to 11.17  2,210 1.40% to 1.40%    1.82%      28.51% to 28.51%
 VIP Equity-Income Portfolio --
   Service Class 2
   2007............................... 1,070,884  9.64 to  9.38 13,459 1.15% to 2.55%    2.64%   (45.31)% to (9.14)%
   2006...............................   669,782 13.03 to 12.16  8,918 1.45% to 2.10%    4.24%      18.20% to 17.42%
   2005...............................   651,537 12.49 to 10.36  7,340 1.45% to 1.85%    1.75%       4.04% to  3.65%
   2004...............................   569,801 12.04 to 10.52  6,164 1.45% to 1.80%    1.15%       9.62% to  9.23%
   2003...............................   338,487 10.05 to  9.62  3,328 1.45% to 1.80%    0.98%      28.14% to  7.69%
 VIP Growth & Income Portfolio --
   Initial Class
   2007...............................    41,008 13.71 to 13.71    562 1.40% to 1.40%    4.94%     10.55% to  10.55%
   2006...............................    74,507 12.40 to 12.40    924 1.40% to 1.40%    0.96%     11.60% to  11.60%
   2005...............................    96,118 11.11 to 11.11  1,068 1.40% to 1.40%    1.52%      6.13% to   6.13%
   2004...............................   108,648 10.47 to 10.47  1,138 1.40% to 1.40%    0.90%      4.31% to   4.31%
   2003...............................   116,496 10.04 to 10.04  1,169 1.40% to 1.40%    1.18%     22.05% to  22.05%
 VIP Growth & Income Portfolio --
   Service Class 2
   2007...............................   278,837 12.76 to 13.12  3,625 1.45% to 1.80%    4.09%     10.23% to   9.83%
   2006...............................   296,700 11.58 to 11.93  3,505 1.45% to 2.10%    0.70%     11.22% to  10.49%
   2005...............................   305,237 11.57 to 10.31  3,242 1.45% to 1.80%    1.22%      5.85% to   5.47%
   2004...............................   260,302 10.96 to  9.76  2,615 1.45% to 1.80%    0.56%      3.99% to   3.62%
   2003...............................   127,353  9.89 to  9.41  1,224 1.45% to 1.80%    0.85%     21.66% to  21.22%
 VIP Growth Opportunities Portfolio
   -- Initial Class
   2007...............................    30,097 11.00 to 11.00    331 1.40% to 1.40%    0.00%     21.45% to  21.45%
   2006...............................    46,104  9.06 to  9.06    418 1.40% to 1.40%    0.74%      3.98% to   3.98%
   2005...............................    60,379  8.71 to  8.71    526 1.40% to 1.40%    0.93%      7.37% to   7.37%
   2004...............................    69,551  8.11 to  8.11    564 1.40% to 1.40%    0.56%      5.69% to   5.69%
   2003...............................    91,860  7.68 to  7.68    705 1.40% to 1.40%    0.78%     28.06% to  28.06%
 VIP Growth Portfolio -- Initial Class
   2007...............................    73,108 13.65 to 13.65    998 1.40% to 1.40%    0.93%     25.18% to  25.18%
   2006...............................   101,370 10.90 to 10.90  1,105 1.40% to 1.40%    0.41%      5.36% to   5.36%
   2005...............................   128,725 10.35 to 10.35  1,332 1.40% to 1.40%    0.51%      4.32% to   4.32%
   2004...............................   150,434  9.92 to  9.92  1,492 1.40% to 1.40%    0.27%      1.93% to   1.93%
   2003...............................   167,788  9.73 to  9.73  1,633 1.40% to 1.40%    0.28%     30.99% to  30.99%
 VIP Growth Portfolio -- Service
   Class 2
   2007...............................   203,223 11.05 to 13.41  2,367 1.45% to 2.10%    0.46%     24.81% to  23.99%
   2006...............................   221,605  8.85 to 10.82  2,071 1.45% to 2.10%    0.16%      5.03% to   4.34%
   2005...............................   229,870 11.12 to  8.35  2,037 1.45% to 1.85%    0.25%      3.98% to   3.61%
   2004...............................   223,397 10.72 to  8.05  1,914 1.45% to 1.80%    0.11%      1.63% to   1.27%
   2003...............................   134,614  8.88 to  7.93  1,133 1.45% to 1.80%    0.09%     30.62% to  30.16%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                    Net Assets       Expenses as a  Investment
                                               --------------------- % of Average     Income          Total
                                       Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                     --------- -------------- ------ -------------- ---------- --------------------
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2007.............................   347,294 10.09 to 10.04  3,497 1.15% to 2.55%    0.10%      16.01% to   0.55%
 VIP Mid Cap Portfolio -- Service
   Class 2
   2007.............................   932,561  9.78 to 10.55 18,948 1.15% to 2.55%    0.60%   (38.24)% to    8.25%
   2006.............................   828,300 22.09 to 12.19 15,885 1.40% to 2.10%    1.17%     10.84% to   10.05%
   2005.............................   727,992 19.93 to 11.09 12,602 1.40% to 1.85%    0.00%     16.37% to   10.86%
   2004.............................   389,465 17.13 to 13.15  5,774 1.40% to 1.80%    0.00%     22.91% to   22.41%
   2003.............................   243,437 13.94 to 11.89  2,946 1.40% to 1.80%    0.21%     39.35% to   35.77%
 VIP Overseas Portfolio -- Initial
   Class
   2007.............................    39,584 16.41 to 16.41    650 1.40% to 1.40%    3.25%     15.66% to   15.66%
   2006.............................    57,246 14.19 to 14.19    812 1.40% to 1.40%    1.60%     16.43% to   16.43%
   2005.............................    65,193 12.19 to 12.19    794 1.40% to 1.40%    1.18%     17.39% to   17.39%
   2004.............................    73,980 10.38 to 10.38    768 1.40% to 1.40%    1.20%     12.04% to   12.04%
   2003.............................    80,335  9.26 to  9.26    744 1.40% to 1.40%    0.82%     41.37% to   41.37%
 VIP Value Strategies Portfolio --
   Service Class 2
   2007.............................    33,726 13.52 to 13.34    454 1.45% to 1.80%    6.67%      3.90% to    3.53%
   2006.............................    22,966 13.01 to 11.65    298 1.45% to 2.10%    1.92%     14.33% to   13.58%
   2005.............................    23,798 11.38 to 11.33    271 1.45% to 1.70%    0.09%      0.95% to    0.69%
   2004.............................    11,647 11.27 to 11.25    131 1.45% to 1.70%    0.00%     12.74% to   12.55%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities Fund --
   Class 2 Shares
   2007............................. 8,556,750 12.40 to  9.63 97,169 1.45% to 2.55%    3.41%     3.33% to   (5.51)%
   2006............................. 2,999,655 12.13 to 11.29 34,118 1.45% to 2.10%    2.54%     16.53% to   15.76%
   2005.............................   380,704 10.41 to  9.75  3,812 1.45% to 2.10%    0.04%      4.07% to  (2.48)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2 Shares
   2007.............................    46,099 14.93 to 10.42    662 1.45% to 1.95%    0.82%      4.68% to    4.18%
   2006.............................    82,175 14.27 to 10.90  1,037 1.45% to 1.85%    0.70%      9.29% to    8.85%
   2005.............................    27,455 13.05 to 12.99    358 1.45% to 1.60%    0.57%    (0.40)% to  (0.55)%
   2004.............................    19,546 13.11 to 13.06    255 1.45% to 1.60%    0.43%      6.37% to    6.21%
   2003.............................     7,110 12.32 to 12.30     87 1.45% to 1.60%    0.30%     25.11% to   24.92%
 Franklin Templeton VIP Founding
   Funds Allocation Fund -- Class 2
   Shares
   2007.............................   805,962  9.92 to  9.88  7,970 1.45% to 2.55%    0.00%     (2.52)% to (3.43)%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2007.............................   371,527 17.38 to 10.99  5,631 1.45% to 2.20%    2.25%      1.97% to    1.19%
   2006.............................   223,286 17.04 to 12.40  3,155 1.45% to 1.85%    1.19%     16.67% to   16.20%
   2005.............................    33,351 14.61 to 14.44    485 1.45% to 1.80%    0.94%      8.96% to    8.57%
   2004.............................    27,794 13.41 to 13.30    371 1.45% to 1.80%    0.78%     11.00% to   10.61%
   2003.............................    11,623 12.08 to 12.02    141 1.45% to 1.80%    0.50%     23.33% to   22.90%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                   Net Assets      Expenses as a  Investment
                                              -------------------- % of Average     Income          Total
                                       Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                      ------- -------------- ----- -------------- ---------- --------------------
 Templeton Foreign Securities Fund --
   Class 1 Shares
   2007..............................   5,660 15.26 to 15.26    86 1.40% to 1.40%    2.39%     14.16% to   14.16%
   2006..............................   9,537 13.37 to 13.37   127 1.40% to 1.40%    1.46%     20.00% to   20.00%
   2005..............................   3,684 11.14 to 11.14    41 1.40% to 1.40%    1.40%      8.94% to    8.94%
 Templeton Foreign Securities Fund --
   Class 2 Shares
   2007.............................. 341,692 21.54 to 12.18 5,688 1.45% to 2.20%    2.13%     13.77% to   12.90%
   2006.............................. 190,711 18.93 to 12.96 3,124 1.45% to 1.85%    1.19%     19.69% to   19.20%
   2005..............................  90,508 15.82 to 15.63 1,424 1.45% to 1.80%    1.14%      8.58% to    8.19%
   2004..............................  78,991 14.57 to 14.45 1,147 1.45% to 1.80%    1.06%     16.81% to   16.40%
   2003..............................  44,437 12.47 to 12.41   553 1.45% to 1.80%    0.05%     30.30% to   29.84%
 Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2007..............................  40,256 19.77 to 19.40   792 1.45% to 1.80%   17.82%      8.41% to    8.02%
   2006..............................  30,427 18.24 to 12.29   553 1.45% to 1.85%    6.66%     19.36% to   18.88%
   2005..............................  24,283 15.28 to 15.10   370 1.45% to 1.80%    2.78%      2.06% to    1.70%
   2004..............................   8,402 14.97 to 14.85   125 1.45% to 1.80%    2.89%     14.04% to   13.64%
   2003..............................   2,370 13.13 to 13.07    32 1.45% to 1.80%    1.27%     30.04% to   29.58%
 Templeton Global Income Securities
   Fund -- Class 1 Shares
   2007..............................   7,313 11.87 to 11.87    87 1.40% to 1.40%    3.59%      9.71% to    9.71%
   2006..............................  16,256 10.82 to 10.82   176 1.40% to 1.40%    3.20%     11.56% to   11.56%
   2005..............................  22,046  9.70 to  9.70   214 1.40% to 1.40%    2.36%    (4.27)% to  (4.27)%
   2004..............................     395 10.13 to 10.13     4 1.40% to 1.40%    0.00%      1.28% to    1.28%
 Templeton Growth Securities Fund --
   Class 2 Shares
   2007.............................. 185,703 11.15 to 11.08 2,066 1.45% to 1.80%    1.50%      0.86% to    0.49%
   2006..............................  40,008 11.05 to 10.98   442 1.45% to 2.45%    0.33%     10.55% to    9.80%
GE Investments Funds, Inc.
 Income Fund
   2007.............................. 317,169 13.99 to 11.60 3,774 1.40% to 1.80%    5.76%      3.35% to    2.93%
   2006.............................. 571,907 13.54 to 10.19 6,423 1.40% to 2.10%    6.48%      2.92% to    2.18%
   2005.............................. 347,018 13.15 to 10.21 3,986 1.40% to 1.80%    4.97%      0.61% to    0.21%
   2004.............................. 361,702 13.07 to 10.18 4,152 1.40% to 1.80%    5.88%      1.97% to    1.56%
   2003.............................. 230,598 12.82 to 10.81 2,692 1.40% to 1.80%    6.61%      2.15% to    1.73%
 International Equity Fund
   2007..............................  13,233 16.63 to 16.63   220 1.40% to 1.40%    1.73%     21.25% to   21.25%
   2006..............................  14,355 13.72 to 13.72   197 1.40% to 1.40%    1.10%     22.95% to   22.95%
   2005..............................  15,925 11.16 to 11.16   178 1.40% to 1.40%    1.03%     16.55% to   16.55%
   2004..............................  22,411  9.57 to  9.57   215 1.40% to 1.40%    1.06%     14.23% to   14.23%
   2003..............................  26,855  8.38 to  8.38   225 1.40% to 1.40%    0.86%     35.98% to   35.98%
 Mid-Cap Equity Fund
   2007.............................. 475,563  9.75 to 10.21 6,953 1.15% to 2.55%    2.22%   (43.45)% to    3.13%
   2006.............................. 376,443 17.79 to 11.12 5,515 1.40% to 2.10%    1.52%      6.89% to    6.13%
   2005.............................. 406,786 16.64 to 10.49 5,654 1.40% to 1.85%    2.60%     10.18% to    4.91%
   2004.............................. 386,807 15.11 to 11.91 4,924 1.40% to 1.80%    1.12%     14.40% to   13.94%
   2003.............................. 348,239 13.21 to 10.45 3,932 1.40% to 1.80%    1.57%     31.08% to   30.55%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                             Net Assets       Expenses as a  Investment
                                       ---------------------- % of Average     Income          Total
                               Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                             --------- -------------- ------- -------------- ---------- --------------------
 Money Market Fund
   2007..................... 7,478,410 12.09 to 10.44  11,295 1.40% to 2.20%    4.78%      3.45% to    2.60%
   2006..................... 6,001,548 11.69 to 10.30   9,298 1.40% to 2.10%    4.54%      3.17% to    2.43%
   2005..................... 4,481,391 11.33 to  0.99   6,895 1.40% to 1.85%    2.76%      1.37% to    0.69%
   2004..................... 3,989,644 11.18 to  0.98   6,254 1.40% to 1.80%    1.00%    (0.46)% to  (0.86)%
   2003..................... 2,334,195 11.23 to  0.99   4,517 1.40% to 1.80%    0.79%    (0.63)% to  (1.03)%
 Premier Growth Equity Fund
   2007.....................   163,769 10.21 to 11.13   1,819 1.40% to 1.80%    0.42%      3.86% to    3.43%
   2006.....................   240,727  9.83 to 10.72   2,512 1.40% to 2.10%    0.41%      7.55% to    6.78%
   2005.....................   293,875 11.13 to  9.14   2,829 1.40% to 1.80%    0.37%   (0.12)% to   (0.53)%
   2004.....................   308,207 11.17 to  9.15   2,920 1.40% to 1.80%    0.65%      5.53% to    5.11%
   2003.....................   298,708  9.64 to  8.67   2,661 1.40% to 1.80%    0.19%     27.11% to   26.60%
 Real Estate Securities Fund
   2007.....................   184,849 26.60 to 19.42   3,739 1.40% to 1.80%    6.36%   (16.06)% to (16.40)%
   2006.....................   197,475 31.69 to 13.26   4,802 1.40% to 2.10%    2.92%     31.17% to   30.24%
   2005.....................   191,031 24.16 to 14.85   3,569 1.40% to 1.80%    6.63%     10.22% to    9.78%
   2004.....................   137,678 21.92 to 13.51   2,430 1.40% to 1.80%    6.94%     30.51% to   29.99%
   2003.....................    74,748 16.79 to 12.46   1,082 1.40% to 1.80%    9.97%     35.46% to   24.62%
 S&P 500(R) Index Fund
   2007..................... 3,517,982  9.69 to  9.82  42,063 1.15% to 2.55%    1.73%   (53.88)% to  (2.71)%
   2006..................... 3,485,365 12.17 to 11.52  40,507 1.40% to 2.10%    1.68%     13.82% to   13.01%
   2005..................... 3,620,472 11.98 to  9.85  37,084 1.40% to 1.80%    1.73%      3.05% to    2.63%
   2004..................... 3,112,538 11.66 to  9.58  31,124 1.40% to 1.80%    2.03%      8.91% to    8.47%
   2003..................... 2,052,888  9.53 to  8.82  18,994 1.40% to 1.80%    1.60%     26.48% to   25.97%
 Small-Cap Equity Fund
   2007.....................   400,457 17.74 to 11.34   5,981 1.40% to 1.85%    3.04%      0.95% to    0.48%
   2006.....................   427,366 17.58 to 11.25   6,337 1.40% to 2.10%    0.78%     11.69% to   10.89%
   2005.....................   412,644 15.74 to 12.45   5,519 1.40% to 1.80%    1.09%      8.00% to    7.57%
   2004.....................   380,119 14.57 to 11.57   4,710 1.40% to 1.80%    5.83%     13.53% to   13.08%
   2003.....................   351,784 12.83 to 10.23   3,857 1.40% to 1.80%    0.08%     28.33% to   21.88%
 Total Return Fund -- Class 1 Shares
   2007..................... 2,365,482 16.40 to 12.50  34,267 1.40% to 2.10%    2.44%     10.11% to    9.32%
   2006..................... 2,336,793 14.89 to 11.44  30,823 1.40% to 2.10%    1.96%     12.16% to   11.37%
   2005..................... 1,810,784 13.28 to 10.27  21,850 1.40% to 2.10%    2.28%      2.80% to    1.81%
   2004.....................   728,066 12.99 to 11.21   8,902 1.40% to 1.80%    2.48%     10.33% to    6.24%
   2003.....................   130,149 12.18 to 11.41   1,538 1.40% to 1.80%    1.76%     18.63% to   14.09%
 Total Return Fund -- Class 3 Shares
   2007..................... 8,909,381 11.67 to 10.42 101,761 1.40% to 2.55%    3.58%      9.89% to    6.37%
   2006..................... 2,539,286 10.62 to 10.55  26,848 1.40% to 2.45%    4.45%      6.24% to    5.49%
 U.S. Equity Fund
   2007.....................   143,327 14.11 to 12.17   1,768 1.40% to 1.80%    0.81%      6.49% to    6.06%
   2006.....................   237,436 13.25 to 11.47   2,860 1.40% to 2.10%    1.37%     14.50% to   13.69%
   2005.....................   283,750 11.57 to  9.53   3,031 1.40% to 1.80%    1.08%      1.08% to    0.67%
   2004.....................   340,993 11.45 to  9.46   3,690 1.40% to 1.80%    1.35%      6.65% to    6.22%
   2003.....................   347,925 10.74 to  8.89   3,554 1.40% to 1.80%    0.93%     21.55% to   21.06%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income          Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                       ------- -------------- ----- -------------- ---------- -------------------
 Value Equity Fund
   2007............................... 163,427 12.70 to 13.19 2,133 1.45% to 1.80%    1.91%     8.49% to    8.11%
   2006............................... 179,951 11.71 to 11.74 2,167 1.45% to 2.10%    1.85%    16.15% to   15.38%
   2005............................... 179,238 11.83 to  9.99 1,863 1.45% to 1.80%    1.29%     2.56% to    2.19%
   2004............................... 162,869 11.56 to  9.76 1,657 1.45% to 1.80%    1.31%     7.98% to    7.60%
   2003............................... 135,429  9.62 to  9.06 1,275 1.45% to 1.80%    1.85%    22.26% to   21.82%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income
   Fund
   2007...............................  15,174 12.97 to 12.97   197 1.40% to 1.40%    2.81%     0.07% to    0.07%
   2006...............................  25,952 12.96 to 12.96   336 1.40% to 1.40%    1.42%    20.92% to   20.92%
   2005...............................  48,438 10.72 to 10.72   519 1.40% to 1.40%    1.67%     2.48% to    2.48%
   2004...............................  47,728 10.46 to 10.46   499 1.40% to 1.40%    1.57%    17.13% to   17.13%
   2003...............................  50,734  8.93 to  8.93   453 1.40% to 1.40%    1.45%    22.62% to   22.62%
 Goldman Sachs Mid Cap Value Fund
   2007...............................  91,608 25.69 to 11.78 1,694 1.40% to 2.10%    2.96%     1.75% to    1.02%
   2006............................... 121,653 25.25 to 11.66 2,488 1.40% to 2.10%    2.89%    14.54% to   13.73%
   2005............................... 118,616 22.04 to 10.27 2,311 1.40% to 1.85%    3.15%    13.89% to    2.67%
   2004...............................  95,801 19.81 to 19.81 1,898 1.40% to 1.40%    4.39%    24.12% to   24.12%
   2003............................... 106,801 15.96 to 15.96 1,705 1.40% to 1.40%    0.91%    26.60% to   26.60%
J.P. Morgan Series Trust II
 Bond Portfolio
   2007............................... 178,732 11.12 to 10.17 1,972 1.45% to 1.85%    6.89%   (0.15)% to  (0.56)%
   2006............................... 178,097 11.13 to 10.23 1,970 1.45% to 1.85%    4.13%     2.63% to    2.22%
   2005............................... 174,160 10.85 to 10.72 1,880 1.45% to 1.80%    4.36%     1.32% to    0.97%
   2004............................... 119,093 10.71 to 10.62 1,271 1.45% to 1.80%    3.39%     2.78% to    2.41%
   2003...............................  31,821 10.42 to 10.37   331 1.45% to 1.80%    0.63%     2.21% to    1.85%
 International Equity Portfolio
   2007...............................  24,636 21.25 to 14.27   519 1.45% to 1.85%    0.94%     7.74% to    7.30%
   2006...............................  18,670 19.73 to 13.29   365 1.45% to 1.85%    0.75%    20.27% to   19.79%
   2005...............................  10,475 16.40 to 16.21   171 1.45% to 1.80%    0.72%     9.09% to    8.71%
   2004...............................   6,873 14.98 to 14.91   102 1.60% to 1.80%    0.48%    16.48% to   16.24%
   2003...............................   1,923 12.86 to 12.83    24 1.60% to 1.80%    0.00%    30.33% to   30.06%
 Mid Cap Value Portfolio
   2007............................... 181,666 19.38 to 11.62 3,485 1.45% to 1.85%    2.35%     0.96% to    0.55%
   2006............................... 189,170 19.20 to 11.55 3,600 1.45% to 1.85%    1.75%    15.15% to   14.68%
   2005............................... 186,166 16.67 to 16.48 3,090 1.45% to 1.80%    0.96%     7.63% to    7.25%
   2004............................... 141,948 15.49 to 15.36 2,191 1.45% to 1.80%    0.56%    19.30% to   18.88%
   2003...............................  64,936 12.98 to 12.92   842 1.45% to 1.80%    0.31%    27.75% to   27.30%
 Small Company Portfolio
   2007...............................  23,380 17.34 to 17.01   402 1.45% to 1.80%    0.51%   (7.04)% to  (7.38)%
   2006...............................  25,985 18.65 to 11.24   482 1.45% to 1.85%    0.78%    13.34% to   12.88%
   2005...............................  27,264 16.45 to 16.26   446 1.45% to 1.80%    0.00%     1.92% to    1.56%
   2004...............................  22,184 16.14 to 16.01   358 1.45% to 1.80%    0.00%    25.33% to   24.88%
   2003...............................   7,495 12.88 to 12.82    96 1.45% to 1.80%    0.00%    34.01% to   33.53%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Net Assets      Expenses as a  Investment
                                                  -------------------- % of Average     Income          Total
                                           Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                          ------- -------------- ----- -------------- ---------- --------------------
 U.S. Large Cap Core Equity Portfolio
   2007..................................  12,487 15.38 to 15.09   190 1.45% to 1.80%    1.08%      0.18% to  (0.18)%
   2006..................................  12,949 15.35 to 11.50   197 1.45% to 1.85%    1.01%     14.89% to   14.42%
   2005..................................  13,739 13.36 to 13.21   182 1.45% to 1.80%    1.17%    (0.12)% to  (0.47)%
   2004..................................  12,717 13.38 to 13.27   169 1.45% to 1.80%    0.83%      7.90% to    0.00%
   2003..................................   4,374 12.40 to 12.37    54 1.45% to 1.60%    0.00%     26.28% to   26.09%
Janus Aspen Series
 Balanced Portfolio -- Institutional
   Shares
   2007.................................. 141,408 17.81 to 17.81 2,518 1.40% to 1.40%    2.47%      8.98% to    8.98%
   2006.................................. 193,839 16.34 to 16.34 3,168 1.40% to 1.40%    1.99%      9.17% to    9.17%
   2005.................................. 280,281 14.97 to 14.97 4,195 1.40% to 1.40%    2.20%      6.45% to    6.45%
   2004.................................. 349,565 14.06 to 14.06 4,916 1.40% to 1.40%    2.20%      7.01% to    7.01%
   2003.................................. 390,966 13.14 to 13.14 5,138 1.40% to 1.40%    2.19%     12.46% to   12.46%
 Balanced Portfolio -- Service Shares
   2007.................................. 731,461 13.41 to 10.30 9,276 1.45% to 2.55%    2.34%      8.68% to    4.51%
   2006.................................. 535,990 12.34 to 11.22 6,602 1.45% to 2.10%    1.97%      8.82% to    8.10%
   2005.................................. 514,022 11.66 to 10.38 5,855 1.45% to 2.10%    2.07%      6.10% to    3.81%
   2004.................................. 526,294 11.02 to 10.61 5,668 1.45% to 1.80%    2.34%      6.72% to    6.34%
   2003.................................. 472,214 10.17 to  9.96 4,769 1.45% to 1.80%    1.98%     12.07% to   11.68%
 Flexible Bond Portfolio -- Institutional
   Shares
   2007..................................  15,368 14.57 to 14.57   224 1.40% to 1.40%    4.56%      5.53% to    5.53%
   2006..................................  22,072 13.81 to 13.81   305 1.40% to 1.40%    4.71%      2.76% to    2.76%
   2005..................................  27,043 13.44 to 13.44   363 1.40% to 1.40%    5.40%      0.58% to    0.58%
   2004..................................  29,300 13.36 to 13.36   391 1.40% to 1.40%    5.70%      2.51% to    2.51%
   2003..................................  32,282 13.03 to 13.03   421 1.40% to 1.40%    4.80%      4.91% to    4.91%
 Forty Portfolio -- Institutional Shares
   2007.................................. 132,400 21.96 to 21.96 2,908 1.40% to 1.40%    0.32%     35.07% to   35.07%
   2006.................................. 187,346 16.26 to 16.26 3,047 1.40% to 1.40%    0.33%      7.82% to    7.82%
   2005.................................. 253,827 15.08 to 15.08 3,828 1.40% to 1.40%    0.21%     11.27% to   11.27%
   2004.................................. 283,037 13.55 to 13.55 3,836 1.40% to 1.40%    0.25%     16.57% to   16.57%
   2003.................................. 298,587 11.63 to 11.63 3,472 1.40% to 1.40%    0.48%     18.85% to   18.85%
 Forty Portfolio -- Service Shares
   2007.................................. 394,414  9.93 to 12.56 5,860 1.15% to 2.55%    0.21%   (12.17)% to   40.38%
   2006.................................. 162,268 11.68 to 11.15 1,844 1.45% to 2.10%    0.20%      7.54% to    6.83%
   2005..................................  56,708 12.82 to 10.76   627 1.45% to 1.80%    0.01%     10.93% to   10.54%
   2004..................................  50,273 11.58 to  9.72   504 1.45% to 1.80%    0.03%     16.26% to   15.85%
   2003..................................  26,887  9.97 to  8.38   235 1.45% to 1.80%    0.28%     18.49% to   18.07%
 Global Life Sciences Portfolio --
   Service Shares
   2007..................................   8,927 13.78 to 14.50   126 1.45% to 1.80%    0.00%     19.93% to   19.50%
   2006..................................  14,199 11.49 to 12.13   166 1.45% to 1.80%    0.00%      4.80% to    4.42%
   2005..................................  15,363 11.71 to 10.86   171 1.45% to 1.80%    0.00%     10.70% to   10.31%
   2004..................................  15,691 10.59 to  9.83   158 1.45% to 1.80%    0.00%     12.57% to   12.17%
   2003..................................  19,251  9.42 to  8.75   171 1.45% to 1.80%    0.00%     24.36% to   23.92%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                     Net Assets      Expenses as a  Investment
                                                -------------------- % of Average     Income          Total
                                         Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                        ------- -------------- ----- -------------- ---------- -------------------
 Global Technology Portfolio -- Service
   Shares
   2007................................   4,628  9.26 to 11.72    53 1.45% to 1.80%    0.29%    19.92% to   19.50%
   2006................................   7,179  7.72 to  9.81    67 1.45% to 1.80%    0.00%     6.27% to    5.89%
   2005................................   8,241  9.33 to  7.20    72 1.45% to 1.80%    0.00%     9.94% to    9.55%
   2004................................  10,494  8.50 to  6.56    83 1.45% to 1.80%    0.00%   (0.89)% to  (1.24)%
   2003................................  10,145  8.59 to  6.63    78 1.45% to 1.80%    0.00%    44.35% to   43.84%
 International Growth Portfolio --
   Institutional Shares
   2007................................  56,741 28.72 to 28.72 1,630 1.40% to 1.40%    0.58%    26.51% to   26.51%
   2006................................  80,323 22.70 to 22.70 1,823 1.40% to 1.40%    1.86%    44.97% to   44.97%
   2005................................ 113,239 15.66 to 15.66 1,773 1.40% to 1.40%    1.20%    30.45% to   30.45%
   2004................................ 124,062 12.00 to 12.00 1,489 1.40% to 1.40%    0.91%    17.28% to   17.28%
   2003................................ 130,958 10.23 to 10.23 1,340 1.40% to 1.40%    1.23%    33.03% to   33.03%
 International Growth Portfolio --
   Service Shares
   2007................................  56,739 23.01 to 26.44 1,410 1.45% to 1.80%    0.45%    26.15% to   25.70%
   2006................................  61,529 18.24 to 17.84 1,214 1.45% to 2.10%    1.85%    44.51% to   43.56%
   2005................................  71,241 16.64 to 12.50   975 1.45% to 1.80%    1.08%    30.03% to   29.57%
   2004................................  78,224 12.83 to  9.64   825 1.45% to 1.80%    0.93%    16.97% to   16.55%
   2003................................  58,962  9.71 to  8.25   541 1.45% to 1.80%    1.00%    32.58% to   32.11%
 Large Cap Growth Portfolio --
   Institutional Shares
   2007................................  99,462 12.32 to 12.32 1,225 1.40% to 1.40%    0.67%    13.47% to   13.47%
   2006................................ 157,207 10.85 to 10.85 1,706 1.40% to 1.40%    0.46%     9.82% to    9.82%
   2005................................ 202,244  9.88 to  9.88 1,999 1.40% to 1.40%    0.34%     2.83% to    2.83%
   2004................................ 221,060  9.61 to  9.61 2,125 1.40% to 1.40%    0.14%     3.05% to    3.05%
   2003................................ 239,349  9.33 to  9.33 2,232 1.40% to 1.40%    0.09%    29.89% to   29.89%
 Large Cap Growth Portfolio -- Service
   Shares
   2007................................  30,330  9.90 to 11.73   322 1.45% to 1.80%    0.52%    13.12% to   12.72%
   2006................................  36,152  8.75 to 10.41   325 1.45% to 1.80%    0.27%     9.53% to    9.14%
   2005................................  40,342  9.61 to  7.92   335 1.45% to 1.80%    0.13%     2.51% to    2.15%
   2004................................  44,074  9.39 to  7.74   361 1.45% to 1.80%    0.00%     2.69% to    2.33%
   2003................................  46,103  9.16 to  7.55   370 1.45% to 1.80%    0.00%    29.59% to   29.13%
 Mid Cap Growth Portfolio --
   Institutional Shares
   2007................................ 118,780 17.31 to 17.31 2,056 1.40% to 1.40%    0.19%    20.33% to   20.33%
   2006................................ 178,962 14.39 to 14.39 2,575 1.40% to 1.40%    0.00%    12.03% to   12.03%
   2005................................ 254,013 12.84 to 12.84 3,262 1.40% to 1.40%    0.00%    10.74% to   10.74%
   2004................................ 283,191 11.60 to 11.60 3,284 1.40% to 1.40%    0.00%    19.06% to   19.06%
   2003................................ 312,231  9.74 to  9.74 3,041 1.40% to 1.40%    0.00%    33.22% to   33.22%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income         Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)      Return(3)
                                       ------- -------------- ----- -------------- ---------- ------------------
 Mid Cap Growth Portfolio -- Service
   Shares
   2007...............................  18,858 13.00 to 17.71   274 1.45% to 1.80%    0.06%   19.97% to   19.54%
   2006...............................  30,009 10.84 to 14.82   355 1.45% to 1.80%    0.00%   11.67% to   11.27%
   2005...............................  31,390 13.42 to  9.62   335 1.45% to 1.80%    0.00%   10.41% to   10.02%
   2004...............................  41,831 12.17 to  8.73   394 1.45% to 1.80%    0.00%   18.73% to   18.31%
   2003...............................  33,173 10.27 to  7.37   266 1.45% to 1.80%    0.00%   32.81% to   32.34%
 Worldwide Growth Portfolio --
   Institutional Shares
   2007............................... 121,252 12.48 to 12.48 1,513 1.40% to 1.40%    0.72%    8.09% to    8.09%
   2006............................... 153,878 11.54 to 11.54 1,776 1.40% to 1.40%    1.71%   16.56% to   16.56%
   2005............................... 195,583  9.90 to  9.90 1,937 1.40% to 1.40%    1.37%    4.39% to    4.39%
   2004............................... 214,028  9.49 to  9.49 2,030 1.40% to 1.40%    1.02%    3.31% to    3.31%
   2003............................... 224,455  9.18 to  9.18 2,061 1.40% to 1.40%    1.09%   22.26% to   22.26%
 Worldwide Growth Portfolio -- Service
   Shares
   2007...............................  50,040 10.23 to 11.78   552 1.45% to 1.80%    0.53%    7.77% to    7.38%
   2006...............................  62,163  9.49 to 10.97   634 1.45% to 1.80%    1.59%   16.23% to   15.82%
   2005...............................  81,215  9.54 to  8.09   722 1.45% to 1.80%    1.26%    4.04% to    3.67%
   2004...............................  79,183  9.19 to  7.79   675 1.45% to 1.80%    0.89%    3.01% to    2.65%
   2003...............................  89,207  8.93 to  7.58   741 1.45% to 1.80%    0.91%   21.89% to   21.46%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Balanced
   Portfolio 1
   2007...............................   4,232 11.21 to 11.18    47 1.45% to 1.60%    1.27%    4.59% to    4.43%
   2006...............................     733 10.71 to 10.66     8 1.45% to 2.20%    0.00%    7.14% to    6.59%
 JPMorgan Insurance Trust Core Bond
   Portfolio 1
   2007............................... 144,682 10.94 to 10.80 1,553 1.45% to 2.20%    4.62%    3.96% to    4.76%
   2006...............................  84,908 10.44 to 10.39   883 1.45% to 2.20%    0.00%    4.40% to    3.87%
 JPMorgan Insurance Trust Diversified
   Equity Portfolio 1
   2007...............................  65,693 11.98 to 11.83   762 1.45% to 2.20%    0.13%    8.84% to    8.01%
 JPMorgan Insurance Trust Diversified
   Mid Cap Growth Portfolio 1
   2007...............................   3,588 11.56 to 11.49    41 1.45% to 1.80%    1.80%   15.53% to   15.12%
   2006...............................     229 10.00 to  9.95     2 1.45% to 2.20%    0.00%    0.02% to  (0.48)%
 JPMorgan Insurance Trust Equity Index
   Portfolio 1
   2007...............................  49,360 11.26 to 11.12   539 1.45% to 2.20%    0.10%    3.56% to    2.77%
 JPMorgan Insurance Trust Government
   Bond Portfolio 1
   2007............................... 126,899 11.06 to 10.92 1,374 1.45% to 2.20%    5.15%    5.92% to    5.11%
   2006...............................  82,767 10.44 to 10.39   861 1.45% to 2.20%    0.00%    4.44% to    3.92%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Net Assets      Expenses as a  Investment
                                                  -------------------- % of Average     Income          Total
                                           Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                           ------ -------------- ----- -------------- ---------- -------------------
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio 1
   2007................................... 78,091 11.24 to 11.10   866 1.45% to 2.20%    0.00%     9.92% to    9.08%
 JPMorgan Insurance Trust Intrepid Mid Cap
   Portfolio 1
   2007................................... 78,269 10.42 to 10.29   805 1.45% to 2.20%    0.28%     1.37% to    0.59%
   2006...................................  6,621 10.28 to 10.23    68 1.45% to 2.20%    0.00%     2.79% to    2.27%
Legg Mason Partners Variable Equity Trust
 Legg Mason Partners Variable Aggressive
   Growth Portfolio -- Class II
   2007................................... 83,475 15.72 to 11.44 1,221 1.45% to 2.10%    0.00%   (1.10)% to  (1.75)%
   2006................................... 81,172 15.90 to 11.65 1,200 1.45% to 2.10%    0.00%     9.14% to    8.43%
   2005................................... 27,586 14.57 to 12.46   396 1.45% to 1.80%    0.00%     8.06% to    7.68%
   2004................................... 15,176 13.48 to 11.56   203 1.45% to 1.80%    0.00%     7.21% to    6.83%
   2003...................................  2,529 12.56 to 12.54    32 1.60% to 1.80%    0.00%    25.61% to   25.44%
 Legg Mason Partners Variable Capital
   and Income Portfolio -- Class I
   2007................................... 10,652 10.02 to 10.02   107 1.40% to 1.40%    4.18%     0.27% to    0.27%
   2006...................................  9,139 13.49 to 13.49   123 1.40% to 1.40%    1.84%    10.99% to   10.99%
   2005................................... 12,380 12.15 to 12.15   150 1.40% to 1.40%    2.19%     1.88% to    1.88%
   2004................................... 11,632 11.93 to 11.93   139 1.40% to 1.40%    2.20%     7.21% to    7.21%
   2003................................... 10,899 11.13 to 11.13   121 1.40% to 1.40%    1.64%    14.30% to   14.30%
 Legg Mason Partners Variable Capital
   and Income Portfolio -- Class II
   2007................................... 82,775 10.00 to  9.94   825 1.45% to 2.30%    4.38%     0.02% to  (0.84)%
   2006................................... 45,209 11.69 to 11.16   502 1.45% to 2.10%    3.43%    10.63% to    9.91%
   2005...................................  6,313 10.17 to 10.15    64 1.85% to 2.10%    2.96%     1.65% to    1.54%
 Legg Mason Partners Variable
   Fundamental Value Portfolio -- Class I
   2007................................... 63,837  9.50 to  9.48   606 1.45% to 1.85%    1.66%   (7.21)% to  (7.59)%
   2006................................... 38,949 16.36 to 11.86   596 1.45% to 2.10%    1.39%    16.17% to   15.41%
   2005................................... 36,647 14.08 to 10.28   476 1.45% to 1.85%    0.77%     2.85% to    1.96%
   2004................................... 22,865 13.77 to 11.41   299 1.45% to 1.70%    0.31%     6.51% to    6.24%
   2003...................................  2,967 12.93 to 12.92    38 1.45% to 1.60%    0.00%    29.33% to   29.20%
 Legg Mason Partners Variable Investors
   Portfolio -- Class I
   2007...................................  4,876 15.19 to 15.19    74 1.40% to 1.40%    0.59%     2.44% to    2.44%
   2006................................... 15,149 14.83 to 14.83   225 1.40% to 1.40%    1.59%    16.61% to   16.61%
   2005................................... 17,059 12.72 to 12.72   217 1.40% to 1.40%    1.20%     5.04% to    5.04%
   2004................................... 17,775 12.11 to 12.11   215 1.40% to 1.40%    1.43%     8.83% to    8.83%
   2003................................... 18,400 11.12 to 11.12   205 1.40% to 1.40%    1.45%    30.48% to   30.48%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets       Expenses as a  Investment
                                                 --------------------- % of Average     Income         Total
                                         Units     Unit Value    000s  Net Assets(1)   Ratio(2)      Return(3)
                                       --------- -------------- ------ -------------- ---------- ------------------
Legg Mason Partners Variable Income
  Trust
 Legg Mason Partners Variable
   Strategic Bond Portfolio -- Class I
   2007...............................     5,447 14.78 to 14.78     81 1.40% to 1.40%    2.86%    0.56% to    0.56%
   2006...............................    13,982 14.70 to 14.70    206 1.40% to 1.40%    4.86%    3.56% to    3.56%
   2005...............................    22,548 14.20 to 14.20    320 1.40% to 1.40%    6.17%    1.04% to    1.04%
   2004...............................    21,371 14.05 to 14.05    300 1.40% to 1.40%    4.63%    5.15% to    5.15%
   2003...............................    27,243 13.36 to 13.36    364 1.40% to 1.40%    7.70%   11.65% to   11.65%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
   -- Service Class Shares
   2007...............................   246,821  9.54 to 11.75  2,531 1.45% to 1.85%    0.08%    9.41% to    8.96%
   2006...............................   267,531  8.72 to 10.75  2,506 1.45% to 2.10%    0.00%    5.75% to    5.06%
   2005...............................   268,191 11.54 to  8.17  2,395 1.45% to 1.85%    0.14%    2.72% to    2.36%
   2004...............................   237,223 11.26 to  7.97  2,076 1.45% to 1.80%    0.00%    7.40% to    7.02%
   2003...............................   168,246  8.73 to  7.44  1,370 1.45% to 1.80%    0.00%   20.83% to   20.40%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2007...............................   316,313 11.68 to 12.61  3,859 1.45% to 1.80%    0.59%    8.43% to    8.04%
   2006...............................   331,356 10.77 to 11.48  3,735 1.45% to 2.10%    0.27%   11.06% to   10.33%
   2005...............................   375,666 12.27 to  9.61  3,829 1.45% to 1.80%    0.29%    5.48% to    5.10%
   2004...............................   272,593 11.66 to  9.13  2,679 1.45% to 1.80%    0.37%    9.51% to    9.13%
   2003...............................   136,000  9.23 to  8.35  1,224 1.45% to 1.80%    0.47%   20.07% to   19.64%
 MFS(R) New Discovery Series --
   Service Class Shares
   2007...............................   101,786 15.51 to 11.67  1,087 1.40% to 1.85%    2.33%    0.81% to    0.35%
   2006...............................   111,171 15.39 to 11.59  1,184 1.40% to 2.10%    0.00%   11.36% to   10.56%
   2005...............................   106,441 13.82 to  9.21  1,023 1.40% to 1.80%    0.00%    3.57% to    3.15%
   2004...............................   107,420 13.34 to  8.91  1,000 1.40% to 1.80%    0.00%    4.72% to    4.30%
   2003...............................    79,120 12.74 to  8.53    718 1.40% to 1.80%    0.00%   31.50% to   27.40%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2007...............................    62,597 12.65 to 12.42    788 1.45% to 1.80%    4.61%    1.91% to    1.55%
   2006...............................    57,222 12.42 to 10.41    707 1.45% to 1.85%    5.32%    4.85% to    4.43%
   2005...............................    47,786 11.84 to 11.70    564 1.45% to 1.80%    5.25%    0.15% to  (0.20)%
   2004...............................    20,000 11.82 to 11.73    236 1.45% to 1.80%    4.11%    5.98% to    5.61%
   2003...............................     8,082 11.16 to 11.10     91 1.45% to 1.80%    0.00%    8.50% to    8.12%
   MFS(R) Total Return Series --
     Service Class Shares
   2007............................... 1,147,271 14.29 to  9.73 13,201 1.45% to 2.55%    2.17%   2.42% to   (4.04)%
   2006...............................   663,906 13.95 to 10.95  7,790 1.45% to 2.10%    2.57%   10.01% to    9.29%
   2005...............................   364,230 12.68 to 10.02  3,960 1.45% to 2.10%    1.60%    3.13% to    0.22%
   2004...............................    53,407 12.54 to 12.44    668 1.45% to 1.80%    0.99%    9.42% to    9.03%
   2003...............................    17,846 11.46 to 11.41    204 1.45% to 1.80%    0.36%   14.32% to   13.92%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                     Net Assets      Expenses as a  Investment
                                                -------------------- % of Average     Income         Total
                                         Units    Unit Value   000s  Net Assets(1)   Ratio(2)      Return(3)
                                        ------- -------------- ----- -------------- ---------- -----------------
 MFS(R) Utilities Series --
   Service Class Shares
   2007................................ 248,119 19.15 to 24.96 5,436 1.45% to 1.80%    3.36%   25.70% to  25.25%
   2006................................ 228,573 15.24 to 13.56 4,011 1.45% to 2.10%    1.75%   29.07% to  28.22%
   2005................................ 148,613 15.97 to 11.69 2,009 1.45% to 1.80%    0.46%   14.89% to  14.48%
   2004................................ 108,178 13.93 to 10.20 1,254 1.45% to 1.80%    1.14%   27.96% to  27.51%
   2003................................  71,445 10.65 to  7.99   603 1.45% to 1.80%    2.09%   33.61% to  33.13%
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio
   2007................................  17,561 12.11 to 12.11   213 1.40% to 1.40%    0.13%   21.70% to  21.70%
   2006................................  22,942  9.95 to  9.95   228 1.40% to 1.40%    0.00%    5.70% to   5.70%
   2005................................  28,923  9.41 to  9.41   272 1.40% to 1.40%    0.00%    9.80% to   9.80%
   2004................................  34,223  8.57 to  8.57   293 1.40% to 1.40%    0.00%    5.12% to   5.12%
   2003................................  41,548  8.15 to  8.15   339 1.40% to 1.40%    0.00%   23.95% to  23.95%
 Old Mutual Large Cap Growth Portfolio
   2007................................  33,086 14.59 to 14.59   483 1.40% to 1.40%    0.14%   17.92% to  17.92%
   2006................................  42,161 12.38 to 12.38   522 1.40% to 1.40%    0.00%    4.07% to   4.07%
   2005................................  48,229 11.89 to 11.89   574 1.40% to 1.40%    0.00%    3.10% to   3.10%
   2004................................  60,955 11.53 to 11.53   703 1.40% to 1.40%    0.00%    7.42% to   7.42%
   2003................................  66,435 10.74 to 10.74   713 1.40% to 1.40%    0.00%   29.36% to  29.36%
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA
   2007................................  47,193 15.72 to 15.72   742 1.40% to 1.40%    2.92%    2.33% to   2.33%
   2006................................  60,908 15.37 to 15.37   936 1.40% to 1.40%    2.69%    9.60% to   9.60%
   2005................................  63,804 14.02 to 14.02   895 1.40% to 1.40%    1.75%    2.44% to   2.44%
   2004................................  65,972 13.69 to 13.69   903 1.40% to 1.40%    1.04%    8.56% to   8.56%
   2003................................  68,551 12.61 to 12.61   864 1.40% to 1.40%    3.08%   23.21% to  23.21%
 Oppenheimer Balanced Fund/VA --
   Service Shares
   2007................................ 608,007 12.46 to  9.69 6,923 1.45% to 2.55%    1.80%   2.94% to  (4.56)%
   2006................................ 289,515 12.22 to 10.88 3,362 1.45% to 2.10%    1.92%    9.25% to   8.54%
   2005................................ 116,613 11.19 to 10.02 1,277 1.45% to 2.10%    1.12%    2.17% to   0.23%
   2004................................  21,182 10.95 to 10.92   231 1.45% to 1.80%    0.00%    9.49% to   9.23%
 Oppenheimer Capital Appreciation Fund/
   VA
   2007................................  42,425 15.11 to 15.11   641 1.40% to 1.40%    0.27%   12.54% to  12.54%
   2006................................  76,363 13.43 to 13.43 1,025 1.40% to 1.40%    0.40%    6.44% to   6.44%
   2005................................  95,109 12.61 to 12.61 1,200 1.40% to 1.40%    0.92%    3.63% to   3.63%
   2004................................ 103,013 12.17 to 12.17 1,254 1.40% to 1.40%    0.34%    5.44% to   5.44%
   2003................................ 126,014 11.54 to 11.54 1,455 1.40% to 1.40%    0.36%   29.11% to  29.11%
 Oppenheimer Capital Appreciation Fund/
   VA -- Service Shares
   2007................................ 326,014 16.51 to 11.16 5,279 1.45% to 1.95%    0.01%   12.20% to  11.63%
   2006................................ 368,738 14.71 to 10.93 5,251 1.45% to 2.10%    0.19%    6.12% to   5.43%
   2005................................ 360,762 13.86 to 11.56 4,932 1.45% to 1.80%    0.68%    3.35% to   2.98%
   2004................................ 293,809 13.41 to 11.21 3,891 1.45% to 1.80%    0.15%    5.07% to   0.00%
   2003................................  76,270 12.77 to 12.71   972 1.45% to 1.80%    0.03%   28.80% to  28.34%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                Net Assets       Expenses as a  Investment
                                           --------------------- % of Average     Income          Total
                                   Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                 --------- -------------- ------ -------------- ---------- --------------------
 Oppenheimer Core Bond Fund/VA
   2007.........................    71,932 14.01 to 14.01  1,008 1.40% to 1.40%    5.57%      2.92% to    2.92%
   2006.........................   102,146 13.62 to 13.62  1,391 1.40% to 1.40%    5.64%      3.81% to    3.81%
   2005.........................   124,512 13.12 to 13.12  1,633 1.40% to 1.40%    5.23%      1.16% to    1.16%
   2004.........................   148,287 12.97 to 12.97  1,923 1.40% to 1.40%    4.71%      4.01% to    4.01%
   2003.........................   166,154 12.47 to 12.47  2,071 1.40% to 1.40%    6.06%      5.29% to    5.29%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2007.........................   660,568 16.13 to 16.47 10,803 1.45% to 1.80%    1.45%      4.53% to    4.16%
   2006.........................   563,742 15.43 to 12.69  8,844 1.45% to 2.10%    0.75%     15.67% to   14.91%
   2005.........................   408,142 14.28 to 13.22  5,554 1.45% to 1.80%    0.77%     12.41% to   12.01%
   2004.........................   278,346 12.74 to 11.78  3,373 1.45% to 1.80%    1.04%     17.16% to   16.74%
   2003.........................   184,153 10.53 to 10.08  1,916 1.45% to 1.80%    0.49%     40.79% to   40.29%
 Oppenheimer High Income
   Fund/VA
   2007.........................    17,149 12.54 to 12.54    215 1.40% to 1.40%    9.03%    (1.51)% to  (1.51)%
   2006.........................    38,076 12.74 to 12.74    485 1.40% to 1.40%    7.53%      7.90% to    7.90%
   2005.........................    44,334 11.80 to 11.80    523 1.40% to 1.40%    6.61%      0.89% to    0.89%
   2004.........................    51,734 11.70 to 11.70    605 1.40% to 1.40%    6.62%      7.44% to    7.44%
   2003.........................    61,389 10.89 to 10.89    669 1.40% to 1.40%    7.32%     22.23% to   22.23%
 Oppenheimer Main Street Fund/VA
   -- Service Shares
   2007.........................   780,090 11.92 to 10.23  9,579 1.45% to 1.95%    0.84%      2.63% to    2.30%
   2006......................... 1,041,036 11.61 to 11.56 12,274 1.45% to 2.10%    0.90%     13.10% to   12.35%
   2005.........................   782,619 11.86 to 10.17  8,335 1.45% to 1.80%    1.18%      4.21% to    3.84%
   2004.........................   745,279 11.41 to  9.78  7,647 1.45% to 1.80%    0.67%      7.56% to    7.18%
   2003.........................   611,944  9.74 to  9.11  5,837 1.45% to 1.80%    0.79%     24.61% to   24.16%
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service Shares
   2007.........................   609,742  9.64 to  9.00  8,792 1.15% to 2.55%    0.26%   (62.57)% to (14.53)%
   2006.........................   308,592 19.24 to 11.80  5,729 1.45% to 2.10%    0.17%     13.00% to   12.26%
   2005.........................   276,605 17.02 to 10.53  4,618 1.45% to 1.85%    0.00%      8.13% to    5.27%
   2004.........................   190,222 15.74 to 12.38  2,960 1.45% to 1.80%    0.00%     17.45% to   17.04%
   2003.........................    92,290 13.40 to 13.34  1,235 1.45% to 1.80%    0.00%     42.15% to   41.65%
 Oppenheimer MidCap Fund/VA
   2007.........................    36,914 12.98 to 12.98    479 1.40% to 1.40%    0.00%      4.84% to    4.84%
   2006.........................    49,038 12.38 to 12.38    607 1.40% to 1.40%    0.00%      1.52% to    1.52%
   2005.........................    67,114 12.20 to 12.20    819 1.40% to 1.40%    0.00%     10.76% to   10.76%
   2004.........................    87,791 11.01 to 11.01    967 1.40% to 1.40%    0.00%     18.10% to   18.10%
   2003.........................    95,143  9.32 to  9.32    887 1.40% to 1.40%    0.00%     23.84% to   23.84%
 Oppenheimer MidCap Fund/VA --
   Service Shares
   2007.........................    19,494 16.49 to 16.22    316 1.45% to 1.80%    0.00%      4.49% to    4.12%
   2006.........................    20,325 15.78 to 10.59    316 1.45% to 2.10%    0.00%      1.22% to    0.55%
   2005.........................    17,793 15.59 to 13.25    274 1.45% to 1.80%    0.00%     10.37% to    9.98%
   2004.........................    13,851 14.13 to 12.03    191 1.45% to 1.80%    0.00%     17.70% to   17.28%
   2003.........................     7,604 12.00 to 11.97     91 1.45% to 1.80%    0.00%     20.02% to   19.73%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                     Net Assets       Expenses as a  Investment
                                                --------------------- % of Average     Income          Total
                                        Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                      --------- -------------- ------ -------------- ---------- -------------------
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class
   Shares
   2007..............................   112,900 11.44 to 11.36  1,291 1.45% to 1.70%    8.14%     6.61% to    6.34%
   2006..............................    78,885 10.73 to 10.45    846 1.45% to 2.10%    5.45%     3.05% to    2.37%
   2005..............................    65,505 10.41 to 10.40    682 1.45% to 1.70%    7.90%     4.14% to    3.96%
 Foreign Bond Portfolio (U.S. Dollar
   Hedged) -- Administrative Class
   Shares
   2007..............................    11,954 12.33 to 11.67    142 1.45% to 1.80%    3.36%     2.11% to    1.75%
   2006..............................    11,972 12.07 to 11.47    140 1.45% to 1.80%    4.23%     0.71% to    0.35%
   2005..............................    13,291 11.99 to 11.43    154 1.45% to 1.80%    3.21%     3.63% to    3.26%
   2004..............................    12,249 11.57 to 11.07    138 1.45% to 1.80%    2.94%     4.03% to    3.66%
   2003..............................    16,462 11.12 to 10.68    178 1.45% to 1.80%    2.64%     0.78% to    0.42%
 High Yield Portfolio --
   Administrative Class Shares
   2007..............................   391,542 14.37 to 10.85  5,506 1.45% to 2.10%    6.97%     1.98% to    1.31%
   2006..............................   507,230 14.09 to 10.71  6,741 1.45% to 2.10%    6.87%     7.50% to    6.79%
   2005..............................   368,012 13.11 to 10.04  4,751 1.45% to 1.85%    6.60%     2.61% to    0.42%
   2004..............................   307,070 12.78 to 11.03  3,876 1.45% to 1.80%    6.78%     7.95% to    7.57%
   2003..............................   197,646 11.84 to 11.70  2,328 1.45% to 1.80%    7.38%    21.07% to   20.64%
 Long-Term U.S. Government
   Portfolio -- Administrative Class
   Shares
   2007..............................   906,567 10.23 to 10.58 12,168 1.15% to 2.55%    4.53%    39.98% to    8.82%
   2006..............................   689,640 13.81 to  9.85  8,952 1.45% to 2.10%    5.57%   (0.31)% to  (0.97)%
   2005..............................   646,666 13.86 to  9.96  8,606 1.45% to 1.85%    4.43%     3.23% to  (0.43)%
   2004..............................   536,992 13.42 to 10.55  6,959 1.45% to 1.80%    4.35%     6.01% to    5.63%
   2003..............................   429,916 12.66 to 11.91  5,272 1.45% to 1.80%    4.02%     2.39% to    2.03%
 Low Duration Portfolio --
   Administrative Class Shares
   2007.............................. 2,419,403 10.07 to 10.39 25,886 1.15% to 2.55%    3.29%    12.33% to    5.82%
   2006..............................   128,640 10.24 to 10.15  1,313 1.45% to 2.10%    4.23%     2.47% to    1.79%
   2005..............................    70,800  9.99 to  9.97    706 1.45% to 1.85%    2.26%   (0.10)% to  (0.27)%
 Total Return Portfolio --
   Administrative Class Shares
   2007.............................. 2,192,913 10.13 to 10.51 27,935 1.15% to 2.55%    4.78%    23.46% to    7.72%
   2006.............................. 2,283,709 10.81 to 10.11 27,078 1.40% to 2.10%    5.05%     2.39% to    1.66%
   2005.............................. 1,822,587 12.27 to  9.96 21,610 1.40% to 1.85%    4.34%     1.02% to  (0.40)%
   2004.............................. 1,546,617 12.15 to 10.34 18,207 1.40% to 1.80%    2.65%     3.42% to    3.00%
   2003.............................. 1,022,714 11.76 to 10.10 11,611 1.40% to 1.80%    3.31%     3.52% to    1.01%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets      Expenses as a  Investment
                                                 -------------------- % of Average     Income          Total
                                          Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                         ------- -------------- ----- -------------- ---------- --------------------
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II
   2007................................. 342,398  9.65 to 10.24 4,709 1.15% to 2.55%   10.05%   (60.83)% to    3.60%
   2006................................. 203,375 18.77 to 12.42 2,659 1.45% to 2.10%    0.28%     11.97% to   11.23%
   2005.................................   4,679 16.76 to 14.72    78 1.45% to 1.80%    0.00%     19.51% to   19.08%
   2004.................................   1,137 13.99 to 12.35    16 1.60% to 1.70%    0.00%     13.42% to    0.00%
 Jennison Portfolio -- Class II
   2007.................................   6,212 16.11 to 11.80    98 1.45% to 1.85%    0.00%      9.93% to    9.48%
   2006.................................   6,298 14.66 to 10.74    90 1.45% to 2.10%    0.00%    (0.10)% to  (0.76)%
   2005.................................   4,257 14.61 to 12.75    60 1.60% to 1.80%    0.00%     12.21% to   11.98%
   2004.................................   6,109 13.02 to 12.98    79 1.60% to 1.80%    0.04%      7.47% to    7.25%
   2003.................................   5,290 12.12 to 12.10    64 1.60% to 1.80%    0.00%     21.16% to   21.00%
 Natural Resources Portfolio -- Class II
   2007................................. 144,211 10.13 to 12.90 3,101 1.15% to 2.55%   25.50%     46.22% to   24.48%
   2006.................................  58,919 17.83 to 15.26 1,048 1.45% to 2.10%    2.33%     19.96% to   19.17%
   2005.................................  20,961 14.86 to 14.83   311 1.45% to 1.80%    0.00%     48.61% to   48.25%
Rydex Variable Trust
 OTC Fund
   2007.................................  99,244  9.64 to 11.20 1,069 1.45% to 1.80%    0.07%     16.11% to   15.69%
   2006................................. 101,920  8.30 to 10.69   951 1.45% to 2.10%    0.00%      4.24% to    3.56%
   2005................................. 105,385 11.38 to  7.89   946 1.45% to 1.80%    0.00%    (0.35)% to  (0.70)%
   2004................................. 106,355 11.45 to  7.94   958 1.45% to 1.80%    0.00%      7.76% to    7.38%
   2003.................................  51,956  8.77 to  7.38   423 1.45% to 1.80%    0.00%     43.31% to   42.80%
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio -- Class II
   Shares
   2007.................................  97,099  9.76 to  9.68   942 1.45% to 2.55%    0.15%    (3.59)% to  (4.67)%
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares
   2007................................. 736,728  9.50 to  9.12 8,915 1.15% to 2.55%    1.33%   (86.90)% to (12.88)%
   2006................................. 361,698 14.08 to 11.68 4,981 1.45% to 2.10%    2.30%     14.37% to   13.61%
   2005................................. 272,991 12.78 to 10.29 3,362 1.45% to 1.85%    0.75%      2.93% to    2.24%
   2004................................. 136,052 12.49 to 11.89 1,631 1.45% to 1.80%    0.52%     15.73% to   15.31%
   2003.................................  48,072 10.37 to 10.31   498 1.45% to 1.80%    0.13%     28.87% to   28.42%
 Strategic Growth Portfolio -- Class II
   Shares
   2007.................................  49,554 11.10 to 10.88   558 1.45% to 1.80%    0.00%     14.94% to   14.53%
   2006.................................  30,869  9.66 to 10.46   304 1.45% to 2.10%    0.00%      1.14% to    0.48%
   2005.................................  20,639 11.54 to  9.43   199 1.45% to 1.80%    0.01%      6.08% to    5.71%
   2004.................................  17,247 10.90 to  8.92   159 1.45% to 1.80%    0.00%      5.23% to    4.86%
   2003.................................   9,651  8.56 to  8.51    83 1.45% to 1.80%    0.00%     19.01% to   18.59%
XTF Advisors Trust
 ETF 60 Portfolio -- Class II Shares
   2007................................. 138,416  9.68 to  9.87 1,359 1.45% to 2.55%    0.00%   (22.60)% to  (2.98)%

--------
(a)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class I is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class I

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

(b)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class II is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class II
(c)Activity from Legg Mason Partners Variable All Cap Portfolio -- Class II is combined with Legg Mason Partners Variable Fundamental Value Portfolio -- Class I
/1/ Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.
/2/ The investment income ratio represents the ordinary dividends received by the Subaccount from the portfolio divided by average net assets.
/3/ The total return is represented as a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Financial Statements

                 Years Ended December 31, 2007, 2006 and 2005

    (With Report of Independent Registered Public Accounting Firm Thereon)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                               Table of Contents

                               December 31, 2007

                                                                            Page
                                                                            ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm................. F-1

   Consolidated Statements of Income for the years ended December 31,
     2007, 2006 and 2005................................................... F-2

   Consolidated Balance Sheets as of December 31, 2007 and 2006............ F-3

   Consolidated Statements of Changes in Stockholders' Equity for the
     years ended December 31, 2007, 2006 and 2005.......................... F-4

   Consolidated Statements of Cash Flows for the years ended December 31,
     2007, 2006 and 2005................................................... F-5

   Notes to Consolidated Financial Statements.............................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

/s/  KPMG LLP

Richmond, Virginia
April 11, 2008

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)


                                                   Years ended December 31,
                                                   ----------------------
                                                    2007     2006    2005
                                                   ------   ------  ------
Revenues:
   Net investment income.......................... $301.4   $293.9  $289.7
   Premiums.......................................  214.7    220.8   222.6
   Net investment gains (losses)..................  (22.8)   (25.1)   (5.9)
   Policy fees and other income...................   18.0     12.9    12.4
                                                   ------   ------  ------
       Total revenues.............................  511.3    502.5   518.8
                                                   ------   ------  ------
Benefits and expenses:
   Benefits and other changes in policy reserves..  220.7    224.0   210.0
   Interest credited..............................  124.6    125.5   139.4
   Acquisition and operating expenses, net of
     deferrals....................................   39.5     42.1    44.8
   Amortization of deferred acquisition costs and
     intangibles..................................   42.4     38.0    33.1
                                                   ------   ------  ------
       Total benefits and expenses................  427.2    429.6   427.3
                                                   ------   ------  ------
Income before income taxes........................   84.1     72.9    91.5
Provision for income taxes........................   29.7     22.7    30.1
                                                   ------   ------  ------
Net income........................................ $ 54.4   $ 50.2  $ 61.4
                                                   ======   ======  ======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                    December 31,
                                                                                 ------------------
                                                                                   2007      2006
                                                                                 --------  --------
Assets
Investments:
 Fixed maturity securities available-for-sale, at fair value.................... $4,181.2  $4,032.8
 Equity securities available-for-sale, at fair value............................     82.4      43.0
 Commercial mortgage loans......................................................    982.0     964.5
 Policy loans...................................................................     30.8      32.2
 Other invested assets..........................................................    105.8      66.5
                                                                                 --------  --------
   Total investments............................................................  5,382.2   5,139.0
                                                                                 --------  --------
Cash and cash equivalents.......................................................    227.6     129.9
Accrued investment income.......................................................     46.3      47.7
Deferred acquisition costs......................................................    457.2     404.1
Goodwill........................................................................     74.4      74.4
Intangible assets...............................................................     48.0      40.5
Reinsurance recoverable.........................................................  1,719.6   1,641.3
Other assets....................................................................     19.5      21.0
Separate account assets.........................................................    781.9     480.3
                                                                                 --------  --------
   Total assets................................................................. $8,756.7  $7,978.2
                                                                                 ========  ========
Liabilities and stockholders' equity
Liabilities:
 Future policy benefits......................................................... $2,063.0  $1,881.7
 Policyholder account balances..................................................  4,209.6   3,995.1
 Liability for policy and contract claims.......................................    255.8     224.7
 Unearned premiums..............................................................     57.1      54.7
 Other liabilities..............................................................    297.3     286.4
 Deferred income tax liability..................................................     87.5      84.9
 Separate account liabilities...................................................    781.9     480.3
                                                                                 --------  --------
   Total liabilities............................................................  7,752.2   7,007.8
                                                                                 --------  --------
Commitments and contingencies
Stockholders' equity:
 Common stock ($1,000 par value, 3,056 shares authorized, issued and
   outstanding).................................................................      3.1       3.1
 Additional paid-in capital.....................................................    634.8     629.5
                                                                                 --------  --------
 Accumulated other comprehensive income (loss):
   Net unrealized investment gains (losses).....................................    (30.2)      9.0
   Derivatives qualifying as hedges.............................................     13.6        --
                                                                                 --------  --------
 Total accumulated other comprehensive income (loss)............................    (16.6)      9.0
 Retained earnings..............................................................    383.2     328.8
                                                                                 --------  --------
   Total stockholders' equity...................................................  1,004.5     970.4
                                                                                 --------  --------
   Total liabilities and stockholders' equity................................... $8,756.7  $7,978.2
                                                                                 ========  ========


         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholder's Equity
                             (Amounts in millions)

                                                                      Accumulated
                                                          Additional     other                  Total
                                                   Common  paid-in   comprehensive Retained stockholders'
                                                   stock   capital   income (loss) earnings    equity
                                                   ------ ---------- ------------- -------- -------------
Balances as of January 1, 2005....................  $3.1    $628.4      $ 66.1      $228.4    $  926.0
                                                                                              --------
Comprehensive income:
   Net income.....................................    --        --          --        61.4        61.4
   Net unrealized gains (losses) on investment
     securities...................................    --        --       (33.2)         --       (33.2)
                                                                                              --------
       Total comprehensive income.................                                                28.2
Other transactions with stockholders..............    --       1.1          --          --         1.1
Dividends to stockholders.........................    --        --          --        (9.5)       (9.5)
                                                    ----    ------      ------      ------    --------
Balances as of December 31, 2005..................   3.1     629.5        32.9       280.3       945.8
                                                                                              --------
Comprehensive income:
   Net income.....................................    --        --          --        50.2        50.2
   Net unrealized gains (losses) on investment
     securities...................................    --        --       (23.9)         --       (23.9)
                                                                                              --------
       Total comprehensive income.................                                                26.3
Other transactions with stockholders..............    --        --          --        (1.7)       (1.7)
                                                    ----    ------      ------      ------    --------
Balances as of December 31, 2006..................   3.1     629.5         9.0       328.8       970.4
                                                                                              --------
Comprehensive income:
   Net income.....................................    --        --          --        54.4        54.4
   Net unrealized gains (losses) on investment
     securities...................................    --        --       (39.2)         --       (39.2)
   Derivatives qualifying as hedges...............    --        --        13.6          --        13.6
                                                                                              --------
       Total comprehensive income.................    --                                          28.8
Other transactions with stockholders..............    --       5.3          --          --         5.3
                                                    ----    ------      ------      ------    --------
Balances as of December 31, 2007..................  $3.1    $634.8      $(16.6)     $383.2    $1,004.5
                                                    ====    ======      ======      ======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                        Years ended December 31,
                                                     -----------------------------
                                                        2007       2006      2005
                                                     ---------  ---------  -------
Cash flows from operating activities:
 Net income......................................... $    54.4  $    50.2  $  61.4
 Adjustments to reconcile net income to net cash
   from operating activities:
   Net investment (gains) losses....................      22.8       25.1      5.9
   Charges assessed to policyholders................     (10.6)      (6.7)    (7.7)
   Purchases of trading securities..................     (11.6)     (10.3)      --
   Amortization of fixed maturity discounts and
    premiums........................................       2.3        7.5      5.9
   Acquisition costs deferred.......................     (76.3)     (52.7)   (51.0)
   Amortization of deferred acquisition costs and
    intangibles.....................................      42.4       38.0     33.1
   Deferred income taxes............................      13.3       10.6     29.3
   Changes in certain assets and liabilities:
    Accrued investment income and other assets......     (19.4)      (6.6)    11.5
    Insurance reserves..............................     229.4      256.4    268.5
    Other liabilities and other policy-related
     balances.......................................      44.4       76.7     46.9
                                                     ---------  ---------  -------
     Net cash from operating activities.............     291.1      388.2    403.8
                                                     ---------  ---------  -------
Cash flows from investing activities:
 Proceeds from sales of investments in securities...     636.4      919.1    202.8
 Proceeds from maturities of investments in
   securities.......................................     345.9      420.9    473.6
 Principal collected on commercial mortgage loans...      84.5       72.7     86.7
 Purchases of investment securities.................  (1,226.0)  (1,060.8)  (761.1)
 Commercial mortgage loan originations..............    (102.6)    (279.0)  (238.7)
 Other invested assets, net.........................       0.3         --       --
 Policy loans, net..................................       1.4       (0.6)    (0.8)
                                                     ---------  ---------  -------
     Net cash from investing activities.............    (260.1)      72.3   (237.5)
                                                     ---------  ---------  -------
Cash flows from financing activities:
 Proceeds from issuance of investment contracts.....   1,087.8      473.7    425.3
 Redemption and benefit payments on investment
   contracts........................................  (1,004.5)    (871.2)  (507.4)
 Proceeds from short-term borrowings and other,
   net..............................................        --      147.9    123.6
 Payments on short-term borrowings..................     (16.6)    (134.0)  (165.8)
 Proceeds from transfers with affiliates............        --         --      1.1
 Dividends paid to stockholders.....................        --         --     (9.5)
                                                     ---------  ---------  -------
     Net cash from financing activities.............      66.7     (383.6)  (132.7)
                                                     ---------  ---------  -------
     Net change in cash and cash equivalents........      97.7       76.9     33.6
Cash and cash equivalents at beginning of year......     129.9       53.0     19.4
                                                     ---------  ---------  -------
Cash and cash equivalents at end of year............ $   227.6  $   129.9  $  53.0
                                                     =========  =========  =======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2007, 2006 and 2005

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 31, 2004, we became a direct, wholly-owned subsidiary of the Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth. The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries: GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, our affiliates Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged into Genworth Life and Annuity Insurance Company ("GLAIC"), with GLAIC being the surviving entity. Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), which included AML's subsidiary Mayflower Assignment Corporation, to us in exchange for a 34.5% ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. We received regulatory approval from the New York Department of Insurance ("NYDOI") for the merger of AML into GLICNY. These mergers were part of the continuing effort of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

   The accompanying consolidated financial statements have been represented as if the merger had been effective for all periods and was accounted for in a manner similar to a pooling of interests for entities under common control as the Company and AML were both wholly-owned subsidiaries of Genworth.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. In 2007, we elected to report separately our liabilities for future policy benefits and policyholder account balances in our consolidated balance sheets. Therefore, the respective prior year amounts have been reclassified to conform to the current year presentation.

  (c) Nature of Business

   Our product offerings are divided along two segments of consumer needs:
(i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities for the retirement market (variable and fixed) and institutional products. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our institutional products include funding agreements backing notes ("FABNs").

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life, universal life, whole life and long-term care insurance.

   We also have Corporate and Other activities which include income and expenses not allocated to the segments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We distribute our products in the State of New York through financial institutions and various agencies. During 2007, 2006 and 2005, 54.9%, 63.1% and 75.7%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 33.5%, 39.7%, and 61.3%, respectively, of total product sales.

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (f) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade registered securities traded in markets where estimates of fair values are readily obtained from independent pricing sources. For our less liquid securities, such as privately placed securities, we employ alternative valuation methods commonly used in the financial services industry to estimate fair value. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), sales inducements and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income. Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we record the unrealized loss in income. When there has been an adverse change in underlying cash flows on lower quality securities holdings that represent an interest in securitized financial assets, we record the unrealized loss in income.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


  (h) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses are maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions charged to current operations and recovery of principal on loans previously charged off.

  (i) Other Invested Assets

   We engage in certain securities lending transactions for the purposes of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and; therefore, continue to report such securities as fixed maturity securities in the consolidated balance sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The fair value of collateral held and included in other invested assets was $49.4 million and $53.8 million as of December 31, 2007 and 2006, respectively. We had no non-cash collateral as of December 31, 2007 and 2006.

   Other invested assets include investments in limited partnerships, which are generally accounted for under the equity method of accounting. Trading securities are also included in other invested assets. Other long-term investments are stated generally at amortized cost.

  (j) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

  (k) Deferred Acquisition Costs

   Acquisition costs represents costs that vary with and are primarily related to the acquisition of insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the policy or contract is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserves plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2007, 2006 and 2005, there were no significant charges to income recorded as a result of our DAC recoverability testing.

  (l) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2007, 2006 and 2005, there were no significant charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (m) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows and other valuation techniques to establish fair values. For the years ended December 31, 2007, 2006 and 2005, no charges were recorded as a result of our goodwill impairment testing.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


  (n) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (o) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting according to Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

  (p) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

  (q) Insurance Reserves

   Future Policy Benefits

   We account for the liability for future policy benefits in accordance with SFAS No. 60, Accounting and Reporting by Insurance Enterprises. We include insurance-type contracts, such as traditional life insurance in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We account for the liability for policyholder account balances in accordance with SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

Investments. We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (r) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (s) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   We filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

  (t) Accounting Changes

   Accounting for Uncertainty in Income Taxes

   On January 1, 2007, we adopted FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes. This guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements set forth in FIN No. 48 require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of FIN No. 48 on January 1, 2007, there were no unrecognized tax benefits.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of this standard had no impact on our consolidated results of operations and financial position.

   Accounting for Certain Hybrid Financial Instruments

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers of Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

  (u) Accounting Pronouncements Not Yet Adopted

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 will not have a material impact on our consolidated financial statements. During December 2007, the FASB issued FASB Staff Position ("FSP") FAS 157-2, which amends SFAS No. 157 to allow an entity to delay the application of this statement until January 1, 2009 for certain non-financial assets and liabilities. We expect to elect the partial adoption of SFAS No. 157 under the provisions of the FSP for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The FASB also issued proposed FSP FAS 157-c in January 2008 that would amend SFAS No. 157 to clarify the principles on fair value measurement of liabilities. Management is monitoring the status of this proposed FSP for any impact on our consolidated financial statements.

   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items will be reported in earnings in the current period. SFAS No. 159 is effective on January 1, 2008. The adoption of SFAS
No. 159 will not impact our consolidated financial statements, as no items will be elected for measurement at fair value upon initial adoption. Subsequent to initial adoption, we will evaluate eligible financial assets and liabilities on their election dates. Any future elections made under this standard would be disclosed in accordance with the provisions outlined in the statement.

   In December 2007, FASB issued SFAS No. 141R, Business Combinations. This statement establishes principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. SFAS No. 141R will be effective for us on January 1, 2009 and will be applied to business combinations for which the acquisition date is on or after the effective date. We do not expect SFAS No. 141R to have a material impact on our consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(2)Investments

  (a) Net Investment Income

   Sources of net investment income for the years ended December 31 were as follows:

(Amounts in millions)                               2007    2006    2005
---------------------                              ------  ------  ------
Fixed maturities and equity securities............ $238.8  $238.3  $247.4
Commercial mortgage loans.........................   58.2    52.2    44.7
Other invested assets.............................   10.0     7.9     2.0
Policy loans......................................    1.8     2.0     1.9
                                                   ------  ------  ------
  Gross investment income.........................  308.8   300.4   296.0
Investment expenses...............................   (7.4)   (6.5)   (6.3)
                                                   ------  ------  ------
  Net investment income........................... $301.4  $293.9  $289.7
                                                   ======  ======  ======

  (b) Net Investment Gains (Losses)

   Net investment gains (losses) for the years ended December 31 were as follows:

(Amounts in millions)                               2007    2006    2005
---------------------                              ------  ------  -----
Available-for-sale securities:
  Realized gains on sale.......................... $  0.8  $  2.0  $ 2.5
  Realized losses on sale.........................  (13.0)  (27.5)  (4.2)
Impairments.......................................   (9.2)   (0.5)  (4.2)
Net unrealized gains (losses) on trading
  securities......................................   (1.3)    0.4     --
Commercial mortgage loans.........................   (0.5)     --     --
Derivative instruments and other..................    0.4     0.5     --
                                                   ------  ------  -----
  Net investment gains (losses)................... $(22.8) $(25.1) $(5.9)
                                                   ======  ======  =====

  (c) Unrealized Gains (Losses)

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are impacted by deferred income taxes and adjustments to PVFP, DAC and sales inducements that would have resulted had such gains and losses been realized. Net unrealized gains and losses on investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31 were as follows:

(Amounts in millions)                               2007    2006   2005
---------------------                              ------  -----  ------
Net unrealized gains (losses) on investment
  securities:
  Fixed maturity securities....................... $(74.3) $ 6.7  $ 36.6
  Equity securities...............................    2.5    1.7     6.0
                                                   ------  -----  ------
   Subtotal.......................................  (71.8)   8.4    42.6
Adjustments to the present value of future
  profits, deferred acquisition costs and sales
  inducements.....................................   25.1    5.3     8.0
Deferred income taxes, net........................   16.5   (4.7)  (17.7)
                                                   ------  -----  ------
  Net unrealized investment gains (losses)........ $(30.2) $ 9.0  $ 32.9
                                                   ======  =====  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31 was as follows:

(Amounts in millions)                                2007    2006     2005
---------------------                              -------  ------  -------
Net unrealized investment gains (losses) as of
  January 1....................................... $   9.0  $ 32.9  $  66.1
                                                   -------  ------  -------
Unrealized gains (losses) arising during the
  period:
  Unrealized gains (losses) on investment
   securities.....................................  (101.5)  (59.8)  (109.4)
  Adjustment to deferred acquisition costs........    15.0    (4.5)    48.0
  Adjustment to present value of future profits...     2.8     1.4      6.3
  Adjustment to sales inducements.................     2.0     0.4      0.1
  Provision for deferred income taxes.............    28.7    22.0     17.9
                                                   -------  ------  -------
   Change in unrealized gains (losses) on
     investment securities........................   (53.0)  (40.5)   (37.1)
Reclassification adjustments to net investment
  (gains) losses, net of deferred taxes of
  $(7.5), $(9.0) and $(2.0).......................    13.8    16.6      3.9
                                                   -------  ------  -------
Net unrealized investment gains (losses) as of
  December 31..................................... $ (30.2) $  9.0  $  32.9
                                                   =======  ======  =======

  (d) Fixed Maturity and Equity Securities

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                       Gross      Gross    Estimated
                                         Amortized   Unrealized Unrealized   Fair
(Amounts in millions)                   Cost or Cost   Gains      Losses     Value
---------------------                   ------------ ---------- ---------- ---------
Fixed maturity securities:
 U.S. government and agencies..........   $   69.5     $ 8.4     $  (0.3)  $   77.6
 Government -- non U.S.................       75.3       4.8        (0.5)      79.6
 U.S. corporate........................    1,828.9      37.7       (60.8)   1,805.8
 Corporate -- non U.S..................      672.6       5.5       (19.1)     659.0
 Mortgage and asset-backed.............    1,609.2      11.2       (61.2)   1,559.2
                                          --------     -----     -------   --------
   Total fixed maturity securities.....    4,255.5      67.6      (141.9)   4,181.2
Equity securities......................       79.9       2.7        (0.2)      82.4
                                          --------     -----     -------   --------
   Total available-for-sale securities.   $4,335.4     $70.3     $(142.1)  $4,263.6
                                          ========     =====     =======   ========

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                       Gross      Gross    Estimated
                                         Amortized   Unrealized Unrealized   Fair
(Amounts in millions)                   Cost or Cost   Gains      Losses     Value
---------------------                   ------------ ---------- ---------- ---------
Fixed maturity securities:
 U.S. government and agencies..........   $  247.4     $ 5.5      $ (2.6)  $  250.3
 Government -- non U.S.................       64.6       5.3          --       69.9
 U.S. corporate........................    2,005.6      41.1       (35.4)   2,011.3
 Corporate -- non U.S..................      517.2       8.7        (9.4)     516.5
 Mortgage and asset-backed.............    1,191.3       6.6       (13.1)   1,184.8
                                          --------     -----      ------   --------
   Total fixed maturity securities.....    4,026.1      67.2       (60.5)   4,032.8
Equity securities......................       41.3       1.7          --       43.0
                                          --------     -----      ------   --------
   Total available-for-sale securities.   $4,067.4     $68.9      $(60.5)  $4,075.8
                                          ========     =====      ======   ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we record the unrealized loss in income. When there has been an adverse change in underlying cash flows on lower quality securities holdings that represent an interest in securitized financial assets, we record the unrealized loss in income.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. We measure impairment charges based upon the difference between the book value of a security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which the intent to hold the securities to recovery no longer exists. The aggregate fair value of securities sold at a loss during the twelve months ended December 31, 2007 was $513.3 million, which was approximately 97.3% of book value.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2007:

                                                          Less than 12 Months              12 Months or More
                                                    ------------------------------- -------------------------------
                                                    Estimated   Gross               Estimated   Gross
                                                      Fair    Unrealized    # of      Fair    Unrealized    # of
(Dollar amounts in millions)                          Value     Losses   Securities   Value     Losses   Securities
----------------------------                        --------- ---------- ---------- --------- ---------- ----------
Description of Securities
Fixed maturity securities:
 U.S. government, agencies and government sponsored
   entities........................................ $     --    $   --       --     $    8.7    $ (0.3)       2
 Government -- non U.S.............................     21.0      (0.5)      12           --        --       --
 U.S. corporate....................................    535.6     (23.9)     111        453.0     (36.9)     112
 Corporate -- non U.S..............................    234.6      (5.1)      65        187.5     (14.0)      50
 Asset-backed......................................    252.2     (32.1)      13         29.3      (0.3)       6
 Mortgage-backed...................................    282.0     (17.3)      65        370.0     (11.5)      68
                                                    --------    ------      ---     --------    ------      ---
 Subtotal, fixed maturity securities...............  1,325.4     (78.9)     266      1,048.5     (63.0)     238
Equity securities..................................       --        --       --          1.3      (0.2)       1
                                                    --------    ------      ---     --------    ------      ---
Total temporarily impaired securities.............. $1,325.4    $(78.9)     266     $1,049.8    $(63.2)     239
                                                    ========    ======      ===     ========    ======      ===
% Below cost -- fixed maturities:
 (less than)20% Below cost......................... $1,230.9    $(52.8)     261     $1,018.7    $(50.8)     227
 20-50% Below cost.................................     94.5     (26.1)       5         29.8     (12.2)      11
 (greater than)50% Below cost......................       --        --       --           --        --       --
                                                    --------    ------      ---     --------    ------      ---
 Total fixed maturity securities...................  1,325.4     (78.9)     266      1,048.5     (63.0)     238
                                                    --------    ------      ---     --------    ------      ---
% Below cost -- equity securities:
 (less than)20% Below cost.........................       --        --       --          1.3      (0.2)       1
                                                    --------    ------      ---     --------    ------      ---
 Total equity securities...........................       --        --       --          1.3      (0.2)       1
                                                    --------    ------      ---     --------    ------      ---
Total temporarily impaired securities.............. $1,325.4    $(78.9)     266     $1,049.8    $(63.2)     239
                                                    ========    ======      ===     ========    ======      ===
Investment grade................................... $1,222.9    $(76.3)     224     $  987.0    $(51.5)     217
Below investment grade.............................    102.5      (2.6)      42         61.5     (11.5)      21
Not Rated -- Equities..............................       --        --       --          1.3      (0.2)       1
                                                    --------    ------      ---     --------    ------      ---
Total temporarily impaired securities.............. $1,325.4    $(78.9)     266     $1,049.8    $(63.2)     239
                                                    ========    ======      ===     ========    ======      ===

   The investment securities in an unrealized loss position as of December 31, 2007 consisted of 505 securities accounting for unrealized losses of $142.1 million. Of the unrealized losses, 89.9% were investment grade (rated AAA through BBB-) and 73.0% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to a generally high interest rate environment including the widening of credit spreads as investors sought higher compensation for the assumption of market risk during 2007.

   There were four securities 20% or more below cost and below investment grade (rated BB+ and below) for twelve months or more as of December 31, 2007. These securities accounted for unrealized losses of $6.4 million.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investments until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2007.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                                 Less than 12 Months              12 Months or More
                                           ------------------------------- -------------------------------
                                           Estimated   Gross               Estimated   Gross
                                             Fair    Unrealized    # of      Fair    Unrealized    # of
(Dollar amounts in millions)                 Value     Losses   Securities   Value     Losses   Securities
----------------------------               --------- ---------- ---------- --------- ---------- ----------
Description of Securities
Fixed maturity securities:
 U.S. government, agencies and government
   sponsored entities.....................  $170.9     $ (2.2)       2     $   17.0    $ (0.4)       5
 Government -- non U.S....................     4.7         --        9          2.3        --        4
 U.S. Corporate...........................   330.7       (7.6)      94        632.7     (27.8)     177
 Corporate -- non U.S.....................   122.7       (1.6)      39        197.5      (7.8)      56
 Asset-backed.............................     1.7         --        3          8.8      (0.2)       7
 Mortgage-backed..........................    96.1       (0.7)      23        420.1     (12.2)      89
                                            ------     ------      ---     --------    ------      ---
Total temporarily impaired securities.....  $726.8     $(12.1)     170     $1,278.4    $(48.4)     338
                                            ======     ======      ===     ========    ======      ===
% Below cost -- fixed maturity securities:
 (less than)20% Below cost................  $726.8     $(12.1)     170     $1,278.4    $(48.4)     338
                                            ------     ------      ---     --------    ------      ---
Total temporarily impaired securities.....  $726.8     $(12.1)     170     $1,278.4    $(48.4)     338
                                            ======     ======      ===     ========    ======      ===
Investment grade..........................  $684.4     $(10.4)     149     $1,224.5    $(44.1)     321
Below investment grade....................    42.4       (1.7)      21         53.9      (4.3)      17
                                            ------     ------      ---     --------    ------      ---
Total temporarily impaired securities.....  $726.8     $(12.1)     170     $1,278.4    $(48.4)     338
                                            ======     ======      ===     ========    ======      ===

   The scheduled maturity distribution of fixed maturity securities as of December 31, 2007 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized   Estimated
(Amounts in millions)                              Cost or Cost Fair Value
---------------------                              ------------ ----------
Due in one year or less...........................   $  116.9    $  117.2
Due after one year through five years.............      669.2       664.9
Due after five years through ten years............      808.1       794.8
Due after ten years...............................    1,052.1     1,045.1
                                                     --------    --------
  Subtotal........................................    2,646.3     2,622.0
Mortgage and asset-backed.........................    1,609.2     1,559.2
                                                     --------    --------
  Total...........................................   $4,255.5    $4,181.2
                                                     ========    ========

   As of December 31, 2007, $301.4 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2007, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 26.4%, 26.3% and 13.6% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   As of December 31, 2007, we did not hold any fixed maturity securities that exceeded 10% of stockholders' equity.

   As of December 31, 2007 and 2006, there were no fixed maturity securities in default (issuer has missed a coupon payment or entered bankruptcy).

   As of December 31, 2007 and 2006, $0.8 million and $1.4 million of securities were on deposit with state government insurance departments in order to comply with relevant insurance regulations, respectively.

  (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                            December 31,
                                                   ------------------------------
                                                        2007            2006
                                                   --------------  --------------
                                                   Carrying % of   Carrying % of
(Amounts in millions)                               Value   Total   Value   Total
---------------------                              -------- -----  -------- -----
Property Type
Retail............................................  $314.7   32.0%  $295.2   30.6%
Industrial........................................   311.9   31.7    311.1   32.2
Office............................................   216.7   22.0    219.7   22.8
Apartments........................................    94.8    9.7    101.7   10.5
Mixed use/other...................................    45.3    4.6     37.7    3.9
                                                    ------  -----   ------  -----
  Total principal balance.........................   983.4  100.0%   965.4  100.0%
                                                            =====           =====
  Unamortized balance of loan origination fees
   and costs......................................     0.9             0.9
  Allowance for losses............................    (2.3)           (1.8)
                                                    ------          ------
  Total...........................................  $982.0          $964.5
                                                    ======          ======

                                    December 31,
                           ------------------------------
                                2007            2006
                           --------------  --------------
                           Carrying % of   Carrying % of
(Amounts in millions)       Value   Total   Value   Total
---------------------      -------- -----  -------- -----
Geographic Region
Pacific...................  $320.9   32.6%  $302.8   31.4%
South Atlantic............   224.4   22.8    219.9   22.8
Middle Atlantic...........   133.1   13.6    128.6   13.3
East North Central........    94.4    9.6     89.7    9.3
Mountain..................    64.3    6.5     69.6    7.2
New England...............    44.1    4.5     44.7    4.6
West North Central........    40.3    4.1     43.0    4.5
West South Central........    37.4    3.8     41.7    4.3
East South Central........    24.5    2.5     25.4    2.6
                            ------  -----   ------  -----
  Total principal balance.   983.4  100.0%   965.4  100.0%
                                    =====           =====
  Unamortized balance of
   loan origination fees
   and costs..............     0.9             0.9
  Allowance for losses....    (2.3)           (1.8)
                            ------          ------
  Total...................  $982.0          $964.5
                            ======          ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   For the year ended December 31, 2007, we originated $23.9 million of mortgages secured by real estate in California, which represented 23.3% of our total U.S. originations for 2007. For the year ended December 31, 2006, we originated $35.3 million of mortgages secured by real estate in Washington, which represent 12.6%, of our total U.S. originations for 2006.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2007 and 2006) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition (none as of December 31, 2007 and 2006). There were no non-income producing mortgage loans as of December 31, 2007 and 2006.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Amounts in millions)                              2007  2006   2005
---------------------                              ---- -----  -----
Balance as of January 1........................... $1.8 $ 3.1  $ 5.2
Provision.........................................  0.5   0.1    0.8
Release...........................................   --  (1.4)  (2.9)
                                                   ---- -----  -----
Balance as of December 31......................... $2.3 $ 1.8  $ 3.1
                                                   ==== =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $2.9 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

  (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                            December 31,
                                                   -----------------------------
                                                        2007           2006
                                                   -------------  --------------
                                                   Carrying % of  Carrying % of
(Amounts in millions)                               Value   Total  Value   Total
---------------------                              -------- ----- -------- -----
Securities lending collateral.....................  $ 49.4  46.7%  $53.8    80.9%
Derivatives.......................................    34.3  32.4      --      --
Trading securities................................    20.3  19.2    10.3    15.5
Limited partnerships..............................     1.8   1.7     2.4     3.6
                                                    ------  ----   -----   -----
  Total other invested assets.....................  $105.8   100%  $66.5   100.0%
                                                    ======  ====   =====   =====

(3)Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   Certain derivative instruments are designated as cash flow hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded as a component of other comprehensive income. The

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                              2007  2006 2005
---------------------                              ----- ---- ----
Derivatives qualifying as effective accounting
  hedges as of January 1.......................... $  -- $--  $--
Current period increases in fair value, net of
  deferred taxes of $7.4..........................  13.6  --   --
                                                   ----- ---  ---
Derivatives qualifying as effective accounting
  hedges as of December 31........................ $13.6 $--  $--
                                                   ===== ===  ===

   The $13.6 million, net of taxes, recorded in stockholders' equity as of December 31, 2007 is expected to be reclassified to future income, concurrently with, and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. No amounts are expected to be reclassified to income in the year ending December 31, 2008. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions currently being held are expected to occur by 2036. No amounts were reclassified to income during the years ended December 31, 2007, 2006 or 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in Derivative Instruments

   The fair value of derivative instruments is based upon either market quotations or pricing valuation models, which utilize independent third-party data as input. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                               December 31,
                          -------------------------------------------------------
                                     2007                        2006
                          --------------------------- ---------------------------
                          Notional                    Notional
(Amounts in millions)      Value   Assets Liabilities  Value   Assets Liabilities
---------------------     -------- ------ ----------- -------- ------ -----------
Interest rate swaps...... $1,105.6 $24.3     $1.6       $--     $--       $--
Equity index options.....     67.1  10.0       --        --      --        --
Financial futures........     12.5    --       --        --      --        --
                          -------- -----     ----       ---     ---       ---
  Total derivatives...... $1,185.2 $34.3     $1.6       $--     $--       $--
                          ======== =====     ====       ===     ===       ===

   The fair value of derivatives in a gain position was recorded in other invested assets and the fair value of derivatives in a loss position was recorded in other liabilities. As of December 31, 2007 and 2006, the fair value of derivatives includes $12.1 million and $0.0 million, respectively, recorded in other invested assets and $1.3 million and $0.0 million, respectively, recorded in other liabilities related to derivatives that do not qualify for hedge accounting.

   Income Effects of Derivatives

   In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. The ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2007, 2006 and 2005 was not material. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2007, 2006 and 2005 related to the hedge of future cash flows.

   We hold certain derivative instruments that do not qualify for hedge accounting. The changes in fair value of these instruments are recognized currently in income. For the year ended December 31, 2007, the effect on pre-tax income was a gain of $3.4 million recorded in net investment gains (losses). There was no effect in 2006 and 2005.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Derivative Counterparty Credit Risk

   We manage derivative counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements contain mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either party's unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2007, we could have been required to disburse up to $0.8 million and claim up to $33.5 million from counterparties. This represents the net fair value of losses and gains by counterparty. As of December 31, 2007, net fair value gains for each counterparty was $33.5 million and the net fair value losses for each counterparty was $0.8 million.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P if the agreements governing such transactions require us and the counterparties to provide collateral in certain circumstances.

(4)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31 was as follows:

(Amounts in millions)                               2007    2006    2005
---------------------                              ------  ------  ------
Unamortized balance as of January 1............... $397.7  $360.2  $337.1
  Costs deferred..................................   76.3    52.7    51.0
  Amortization, net of interest accretion.........  (38.2)  (35.7)  (27.9)
  Adjustment......................................     --    20.5      --
                                                   ------  ------  ------
Unamortized balance as of December 31.............  435.8   397.7   360.2
  Accumulated effect of net unrealized investment
   (gains) losses.................................   21.4     6.4    10.9
                                                   ------  ------  ------
Balance as of December 31......................... $457.2  $404.1  $371.1
                                                   ======  ======  ======

   The adjustment was the result of a reclassification from future policy benefits.

(5)Intangible Assets and Goodwill

   As of December 31, 2007 and 2006, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                              2007                        2006
                                                   --------------------------  --------------------------
                                                   Gross Carrying Accumulated  Gross Carrying Accumulated
(Amounts in millions)                                  Amount     Amortization     Amount     Amortization
---------------------                              -------------- ------------ -------------- ------------
Present value of future profits...................     $123.3        $(95.4)       $120.5        $(91.2)
Deferred sales inducements to contractholders.....       24.4          (4.3)         13.4          (2.2)
                                                       ------        ------        ------        ------
Total.............................................     $147.7        $(99.7)       $133.9        $(93.4)
                                                       ======        ======        ======        ======

   Amortization expense, net of interest accretion, related to PVFP for the years ended December 31, 2007, 2006, and 2005 was $4.2 million, $2.3 million and $5.2 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $2.1 million, $1.3 million and $0.8 million was included in benefits and other changes in policy reserves for the years ended December 31, 2007, 2006 and 2005, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                               2007   2006   2005
---------------------                              -----  -----  -----
Unamortized balance as of January 1............... $30.9  $33.2  $38.4
  Interest accreted at 4.9%, 5.0% and 5.0%,
   respectively...................................   1.4    1.6    1.8
  Amortization....................................  (5.6)  (3.9)  (7.0)
                                                   -----  -----  -----
Unamortized balance as of December 31.............  26.7   30.9   33.2
  Accumulated effect of net unrealized investment
   (gains) losses.................................   1.2   (1.6)  (3.0)
                                                   -----  -----  -----
Balance as of December 31......................... $27.9  $29.3  $30.2
                                                   =====  =====  =====

   The estimated percentage of the December 31, 2007 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

            2008.............................................. 10.7%
            2009..............................................  9.6%
            2010..............................................  8.7%
            2011..............................................  7.8%
            2012..............................................  7.0%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (b) Goodwill

   Our goodwill balance, net of accumulated amortization, was $74.4 million as of December 31, 2007 and 2006. Our Protection segment accounted for $49.1 million of the total goodwill balance for both years, while our Retirement Income and Investments segment comprised the remaining $25.3 million.

   We test goodwill for impairment annually using estimates that require management to make assumptions concerning how the reporting unit will perform in the future. These assumptions are based on our historical experience and our expectations of future performance. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions.
Any adverse changes in these assumptions for our Retirement Income and Investments segment considered to be reasonably possible may result in an impairment of this segment's goodwill in the near term. No impairment charge was recognized in 2007, 2006, or 2005.

(6)Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2007, the maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut, formerly known as The Travelers Insurance Company. Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $213.1 million and $237.0 million as of December 31, 2007 and 2006, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force structured settlements reinsured had aggregate policyholder reserves of $706.2 million and $706.3 million as of December 31, 2007 and 2006, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $666.1 million and $607.4 million as of December 31, 2007 and 2006, respectively. As of December 31, 2007 and 2006, we had $174.5 million and $184.9 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.6 million and $2.3 million for the years ended December 31, 2007 and 2006, respectively.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also have a reinsurance agreement with UFLIC whereby we assume liabilities and future premiums related to certain of UFLIC's New York business. Certain fixed maturities with a fair value of $28.6 million as of December 31, 2006 were held in trust for the benefit of UFLIC. This trust agreement was terminated effective February 1, 2007 as the trust was no longer required for the UFLIC reinsurance credit.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Net life insurance in-force as of December 31 was as follows:

(Amounts in millions)                                 2007        2006        2005
---------------------                              ----------  ----------  ----------
Direct life insurance in-force.................... $ 27,784.6  $ 25,967.4  $ 22,196.3
Amounts assumed from other companies..............       63.5        68.6        74.9
Amounts ceded to other companies..................  (21,028.8)  (19,311.9)  (15,669.0)
                                                   ----------  ----------  ----------
Net life insurance in-force....................... $  6,819.3  $  6,724.1  $  6,602.2
                                                   ----------  ----------  ----------
Percentage of amount assumed to net...............        0.9%        1.0%        1.1%
                                                   ==========  ==========  ==========

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                   Written                    Earned
                          -------------------------  ------------------------
(Amounts in millions)       2007     2006     2005     2007     2006    2005
---------------------     -------  -------  -------  -------  -------  ------
Direct................... $ 248.3  $ 246.5  $ 246.2  $ 245.5  $ 243.8  $242.6
Assumed..................    81.5     86.6     78.6     82.0     87.2    77.0
Ceded....................  (112.8)  (110.4)  (100.0)  (112.8)  (110.2)  (97.0)
                          -------  -------  -------  -------  -------  ------
Net premiums............. $ 217.0  $ 222.7  $ 224.8  $ 214.7  $ 220.8  $222.6
                          =======  =======  =======  =======  =======  ======
Percentage of amount
  assumed to net.........                               38.2%    39.5%   34.6%
                                                     =======  =======  ======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $175.8 million, $160.6 million and $147.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.

(7)Insurance Reserves

   Future Policy Benefits

   The following table sets forth the major assumptions underlying our recorded liabilities for future policy benefits as of December 31:

                                                   Mortality/
                                                   Morbidity  Interest Rate
(Amounts in millions)                              Assumption  Assumption     2007     2006
---------------------                              ---------- ------------- -------- --------
Structured settlements with life contingencies....     (a)     4.0% - 8.5%  $  571.2 $  549.4
Annuity contracts with life contingencies.........     (a)     4.0% - 8.5%     273.1    252.0
Supplementary contracts with life contingencies...     (a)     4.0% - 8.5%      46.3     43.7
Traditional life insurance contracts..............     (b)     4.0% - 8.5%      55.4     50.7
Accident and health insurance contracts...........     (c)     4.0% - 8.5%       0.3      0.4
Long-term care insurance contracts................     (d)     4.0% - 8.5%   1,116.7    985.5
                                                                            -------- --------
  Total future policy benefits....................                          $2,063.0 $1,881.7
                                                                            ======== ========

--------
(a)Assumptions for limited-payment contracts come from either the United States Population Table, 1971 Individual Annuitant Mortality Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term Table, 2001 CSO table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and the 1983 Individual Annuity Mortality Table.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Assumptions as to persistency are based on the Company's experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(Amounts in millions)                                                         2007     2006
---------------------                                                       -------- --------
Annuity contracts.......................................................... $3,228.8 $3,419.9
GICs, funding agreements and FABNs.........................................    401.0       --
Structured settlements without life contingencies..........................    263.6    266.9
Supplementary contracts without life contingencies.........................     72.9     61.6
Other......................................................................       --      0.1
                                                                            -------- --------
  Total investment contracts...............................................  3,966.3  3,748.5
Universal life insurance contracts.........................................    243.3    246.6
                                                                            -------- --------
  Total policyholder account balances...................................... $4,209.6 $3,995.1
                                                                            ======== ========

   Certain Nontraditional Long-duration Contracts

   Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 6) of our variable annuities with death benefits, including both separate account and fixed account assets, is approximately $620.3 million and $305.1 million as of December 31, 2007 and 2006, respectively, with related guaranteed death benefit exposure (or net amount at risk) of $2.1 million as of December 31, 2007. The exposure for 2006 was not significant. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance was $0.3 million as of December 31, 2007 and 2006.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

(8)Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $90.5 million, $76.3 million and $70.6 million for the years ended December 31, 2007, 2006 and 2005, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $32.2 million, $28.9 million and $28.8 million for the years ended December 31, 2007, 2006 and 2005, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. We have a revolving credit line with GNA. No interest expense was incurred under this agreement in 2007 and $0.1 million for each of the years ended December 31, 2006 and 2005. We paid interest at the cost of funds of GNA, which was 4.4%, 5.2% and 4.3% for the years ended December 31, 2007, 2006 and 2005, respectively. The amount outstanding and included in other liabilities in the consolidated balance sheets was $12.9 million as of December 31, 2006, which was repaid in January 2007.

   See note 9 for information regarding our tax assumption agreement with our indirect parent company, GNA.

(9)Income Taxes

   The total provision for income taxes for the years ended December 31 consisted of the following components:

(Amounts in millions)                              2007   2006   2005
---------------------                              ----- -----  -----
Current federal income taxes...................... $14.6 $12.2  $ 1.4
Deferred federal income taxes.....................  12.9  10.5   27.9
                                                   ----- -----  -----
  Total federal income taxes......................  27.5  22.7   29.3
                                                   ----- -----  -----
Current state income taxes........................   1.8  (0.1)  (0.6)
Deferred state income taxes.......................   0.4   0.1    1.4
                                                   ----- -----  -----
   Total state income taxes.......................   2.2    --    0.8
                                                   ----- -----  -----
   Total provision for income taxes............... $29.7 $22.7  $30.1
                                                   ===== =====  =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

                                                                            2007  2006  2005
                                                                            ----  ----  ----
Statutory U.S. federal income tax rate..................................... 35.0% 35.0% 35.0%
State income tax, net of federal income tax effect.........................  1.7    --   0.5
Tax contingencies.......................................................... (0.2) (4.3)   --
Dividends received deductions.............................................. (1.3)   --    --
Other, net.................................................................  0.1   0.4  (2.6)
                                                                            ----  ----  ----
Effective rate............................................................. 35.3% 31.1% 32.9%
                                                                            ====  ====  ====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The components of the net deferred income tax liability as of December 31 were as follows:

(Amounts in millions)                               2007   2006
---------------------                              ------ ------
Assets:
  Net unrealized losses on investment securities.. $ 16.5 $   --
  Investments.....................................    2.6     --
  Accrued commissions and general expenses........    1.7    6.8
  Insurance reserves..............................   20.5   28.4
  Other, net......................................    4.6    2.3
                                                   ------ ------
   Total deferred income tax assets...............   45.9   37.5
                                                   ------ ------
Liabilities:
  Net unrealized gains on derivatives.............    7.4     --
  Net unrealized gains on investment securities...     --    4.7
  Investments.....................................     --    1.2
  Present value of future profits.................   12.9   13.5
  Deferred acquisition costs......................  113.0   96.3
  Other, net......................................    0.1    6.7
                                                   ------ ------
   Total deferred income tax liabilities..........  133.4  122.4
                                                   ------ ------
  Net deferred income tax liability............... $ 87.5 $ 84.9
                                                   ====== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $13.4 million and $23.2 million for the years ended December 31, 2007 and 2006, respectively, and received refunds of federal and state taxes of $19.3 million for the year ended December 31, 2005.

   As of December 31, 2007 and 2006, our current income tax receivable (payable) was $(0.8) million and $1.9 million, respectively. In 2006, we recorded $2.5 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The redemption was offset by a decrease in tax expense resulting in no net impact to total stockholders' equity.

   As of January 1, 2007 and December 31, 2007, the Company had no unrecognized tax benefits. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits. The consolidated balance sheets as of December 31, 2007 and 2006 include no amounts for interest or penalties related to unrecognized tax benefits. Interest expense (income) of $0.4 million and $(0.6) million were recognized as a component of income tax expense in 2007 and 2006, respectively.

   The Company files U.S. federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, the company is no longer subject to U.S. federal tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The U.S. federal field examination regarding 2003 and 2004 tax years was concluded in September 2007, and a Revenue Agent Report was issued. Certain issues are currently under review by the Joint Committee of Taxation for 2000 through 2002 tax years and in the Internal Revenue Service administrative appeals process for 2003 and 2004 tax years. The Internal Revenue Service is currently reviewing the U.S. income tax returns for the 2005 and 2006 tax years.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(10)Commitments and Contingencies

  (a) Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We were committed to fund $15.0 million and $27.7 million as of December 31, 2007 and 2006, respectively, in commercial mortgage loans, which will be held for investment purposes.

  (b) Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

(11)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts and other invested assets, including securities lending collateral. Other financial assets and liabilities -- those not carried at fair value or disclosed separately -- are discussed below. Few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument.

   Borrowings. Based on quoted market prices or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                               2007                         2006
                                                   ---------------------------- ----------------------------
                                                   Notional Carrying Estimated  Notional Carrying Estimated
(Amounts in millions)                               Amount   Amount  Fair Value  Amount   Amount  Fair Value
---------------------                              -------- -------- ---------- -------- -------- ----------
Assets:
  Commercial mortgage loans.......................  $  (a)  $  982.0  $1,015.9   $  (a)  $  964.5  $  952.1
  Other financial instruments.....................     (a)       1.9       2.2      (a)        --        --
Liabilities:
  Borrowings......................................     (a)        --        --      (a)      12.9      12.9
  Investment contracts............................     (a)   3,966.3   3,884.3      (a)   3,748.5   3,638.7
Other firm commitments:
  Ordinary course of business lending commitments.   15.0         --        --    27.7         --        --
  Commitments to fund limited partnerships........     --         --        --     1.8         --        --

--------
(a)These financial instruments do not have notional amounts.

(12)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the NYDOI. Based on statutory results as of December 31, 2007, we are able to distribute $40.9 million in dividends in 2008 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2007 and 2006.

(13)Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no permitted accounting practices.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below:

   (Amounts in millions)                               2007    2006    2005
   ---------------------                              ------ -------  ------
   Statutory net income (loss)....................... $110.7 $(133.6) $ 94.7
   Statutory capital and surplus.....................  408.8   307.3   452.3

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk,
(2) insurance risk, (3) interest rate risk and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2007 and 2006, we exceeded the minimum required RBC levels.

(14)Segment Information

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance and (2) Protection, which includes our universal life,

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

whole life and long-term care insurance. We also have Corporate and Other, which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortizations are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See Note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2007:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other       Total
---------------------                              ----------- ---------- ------------- --------
Net investment income.............................  $  211.1    $   78.1     $ 12.2     $  301.4
Premiums..........................................      55.4       159.3         --        214.7
Net investment gains (losses).....................     (20.3)       (1.6)      (0.9)       (22.8)
Policy fees and other income......................      14.8         3.2         --         18.0
                                                    --------    --------     ------     --------
  Total revenues..................................     261.0       239.0       11.3        511.3
                                                    --------    --------     ------     --------
Benefits and other changes in policy reserves.....      72.8       147.9         --        220.7
Interest credited.................................     112.9        11.7         --        124.6
Acquisition and operating expenses, net of
  deferrals.......................................      18.3        17.5        3.7         39.5
Amortization of deferred acquisition costs and
  intangibles.....................................      34.7         7.7         --         42.4
                                                    --------    --------     ------     --------
  Total benefits and expenses.....................     238.7       184.8        3.7        427.2
                                                    --------    --------     ------     --------
Income before income taxes........................      22.3        54.2        7.6         84.1
Provision for income taxes........................       6.9        19.2        3.6         29.7
                                                    --------    --------     ------     --------
Net income........................................  $   15.4    $   35.0     $  4.0     $   54.4
                                                    ========    ========     ======     ========
Total assets......................................  $5,918.5    $2,528.2     $310.0     $8,756.7
                                                    ========    ========     ======     ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other       Total
---------------------                              ----------- ---------- ------------- --------
Net investment income.............................  $  212.8    $   73.9     $  7.2     $  293.9
Premiums..........................................      71.3       149.5         --        220.8
Net investment gains (losses).....................     (24.2)       (1.0)       0.1        (25.1)
Policy fees and other income......................      10.0         2.9         --         12.9
                                                    --------    --------     ------     --------
  Total revenues..................................     269.9       225.3        7.3        502.5
                                                    --------    --------     ------     --------
Benefits and other changes in policy reserves.....      88.0       136.0         --        224.0
Interest credited.................................     114.1        11.4         --        125.5
Acquisition and operating expenses, net of
  deferrals.......................................      18.1        20.0        4.0         42.1
Amortization of deferred acquisition costs and
  intangibles.....................................      34.1         3.9         --         38.0
                                                    --------    --------     ------     --------
  Total benefits and expenses.....................     254.3       171.3        4.0        429.6
                                                    --------    --------     ------     --------
Income before income taxes........................      15.6        54.0        3.3         72.9
Provision (benefit) for income taxes..............       5.5        19.1       (1.9)        22.7
                                                    --------    --------     ------     --------
Net income........................................  $   10.1    $   34.9     $  5.2     $   50.2
                                                    ========    ========     ======     ========
Total assets......................................  $5,404.4    $2,290.9     $282.9     $7,978.2
                                                    ========    ========     ======     ========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2005:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other      Total
---------------------                              ----------- ---------- ------------- ------
Net investment income.............................   $221.0      $ 62.6       $ 6.1     $289.7
Premiums..........................................     78.7       143.9          --      222.6
Net investment gains (losses).....................       --          --        (5.9)      (5.9)
Policy fees and other income......................      6.2         6.2          --       12.4
                                                     ------      ------       -----     ------
  Total revenues..................................    305.9       212.7         0.2      518.8
                                                     ------      ------       -----     ------
Benefits and other changes in policy reserves.....     87.8       122.2          --      210.0
Interest credited.................................    128.3        11.1          --      139.4
Acquisition and operating expenses, net of
  deferrals.......................................     20.2        21.9         2.7       44.8
Amortization of deferred acquisition costs and
  intangibles.....................................     24.2         8.9          --       33.1
                                                     ------      ------       -----     ------
  Total benefits and expenses.....................    260.5       164.1         2.7      427.3
                                                     ------      ------       -----     ------
Income (loss) before income taxes.................     45.4        48.6        (2.5)      91.5
Provision (benefit) for income taxes..............     16.0        17.2        (3.1)      30.1
                                                     ------      ------       -----     ------
Net income........................................   $ 29.4      $ 31.4       $ 0.6     $ 61.4
                                                     ======      ======       =====     ======

                Genworth Life of New York VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form NY1155 4/00

                                  Issued by:
                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017
                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2008, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003 or prior to the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and nonqualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice NY" in our marketing materials.


This prospectus gives details about the contract, Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:


AIM V.I. Basic Value Fund -- Series II shares
AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares
AIM V.I. Global Real Estate Fund -- Series II shares
AIM V.I. International Growth Fund -- Series II shares
AIM V.I. Large Cap Growth Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:

AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B

AllianceBernstein Global Technology Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

DWS Variable Series II:
DWS Dreman High Return Equity VIP -- Class B Shares
DWS Dreman Small Mid Cap Value VIP -- Class B Shares
DWS Technology VIP -- Class B Shares

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Large Cap Growth Securities Fund -- Class 2 Shares

Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Global Asset Allocation Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:

Core Value Equity Fund -- Class 1 Shares (formerly, Value Equity Fund) Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares

Money Market Fund

Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares

S&P 500(R) Index Fund

Small-Cap Equity Fund -- Class 1 Shares

Total Return Fund -- Class 1 Shares

U.S. Equity Fund -- Class 1 Shares


Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund

Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Balanced Portfolio -- Class 1
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1
JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1
JPMorgan Insurance Trust Government Bond Portfolio -- Class 1
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1
JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1

JPMorgan Series Trust II:
JPMorgan Bond Portfolio
JPMorgan International Equity Portfolio


/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

JPMorgan Mid Cap Value Portfolio
JPMorgan Small Company Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio

Legg Mason Partners Variable Equity Trust:

Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II

Legg Mason Partners Variable Capital and Income Portfolio -- Class II

Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) New Discovery Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
Oppenheimer MidCap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:

Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares


Rydex Variable Trust:

NASDAQ-100(R) Fund (formerly, OTC Fund)


The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares

Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares

Strategic Growth Portfolio -- Class II Shares

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


Janus Aspen Series:
International Growth Portfolio -- Service Shares

The following Portfolios are not available for contracts issued on or after May 1, 2003:

Janus Aspen Series:
Global Life Sciences Portfolio -- Service Shares
Global Technology Portfolio --Service Shares
Large Cap Growth Portfolio -- Service Shares
Mid Cap Growth Portfolio -- Service Shares
Worldwide Growth Portfolio -- Service Shares

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after May 1, 2008:

XTF Advisors Trust:
ETF 60 Portfolio -- Class II Shares


Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.


We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.


In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.


This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2008, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 313-5282;

                      or write us at our Service Center:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions......................................................

Fee Tables.......................................................
   Examples......................................................

Synopsis.........................................................

Condensed Financial Information..................................

Financial Statements.............................................

The Company......................................................

The Separate Account.............................................
   The Portfolios................................................
   Subaccounts...................................................
   Voting Rights.................................................
   Asset Allocation Program......................................

The Guarantee Account............................................

Charges and Other Deductions.....................................
   Transaction Expenses..........................................
     Surrender Charge............................................
     Exceptions to the Surrender Charge..........................
   Deductions from the Separate Account..........................
   Other Charges.................................................

The Contract.....................................................
   Purchase of the Contract......................................
   Ownership.....................................................
   Assignment....................................................
   Purchase Payments.............................................
   Valuation Day and Valuation Period............................
   Allocation of Purchase Payments...............................
   Enhanced Payment Benefit Option...............................
   Valuation of Accumulation Units...............................

Transfers........................................................
   Transfers Before the Annuity Commencement Date................
   Transfers from the Guarantee Account to the Subaccounts.......
   Transfers from the Subaccounts to the Guarantee Account.......
   Transfers Among the Subaccounts...............................
   Telephone/Internet Transactions...............................
   Confirmation of Transactions..................................
   Special Note on Reliability...................................
   Transfers by Third Parties....................................
   Special Note on Frequent Transfers............................
   Dollar Cost Averaging Program.................................
   Portfolio Rebalancing Program.................................
   Guarantee Account Interest Sweep Program......................

Surrenders and Partial Withdrawals...............................
   Surrenders and Partial Withdrawals............................
   Systematic Withdrawal Program.................................


The Death Benefit................................................
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date...........................................
   When We Calculate The Death Benefit...........................
   Death of an Owner or Joint Owner Before the Annuity
     Commencement Date...........................................
   Death of Owner, Joint Owner or Annuitant After Income
     Payments Begin..............................................

Income Payments..................................................
   Optional Payment Plans........................................
   Variable Income Payments......................................
   Transfers After the Annuity Commencement Date.................

Tax Matters......................................................
   Introduction..................................................
   Taxation of Non-Qualified Contracts...........................
   Section 1035 Exchanges........................................
   Qualified Retirement Plans....................................
   Federal Income Tax Withholding................................
   State Income Tax Withholding..................................
   Tax Status of the Company.....................................
   Federal Estate Taxes..........................................
   Generation-Skipping Transfer Tax..............................
   Annuity Purchases by Residents of Puerto Rico.................
   Annuity Purchases by Nonresident Aliens and Foreign
     Corporations................................................
   Foreign Tax Credits...........................................
   Changes in the Law............................................

Requesting Payments..............................................

Sale of the Contracts............................................

Additional Information...........................................
   Owner Questions...............................................
   Return Privilege..............................................
   State Regulation..............................................
   Evidence of Death, Age, Gender, Marital Status or Survival....
   Records and Reports...........................................
   Other Information.............................................
   Legal Proceedings.............................................

Appendix -- Condensed Financial Information......................

Table of Contents -- Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

Separate Account -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Maximum of 8%/1,2/
 payments partially withdrawn or surrendered)
                                                   ------------------
 Transfer Charge                                       $10.00/3/
---------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.


/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.


/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
----------------------------------------------------------------------------------------------
Annual Contract Charge                                             $30.00/1/
----------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------------------
                                                  Annuitant (Joint       Either Annuitant Over
                                                  Annuitant, if any) Age Age 70 at Issue
                                                  70 or Younger at Issue
                                                  --------------------------------------------
  Mortality and Expense Risk Charge                        1. 30%                 1.50%
----------------------------------------------------------------------------------------------
  Administrative Expense Charge                          0.15%/2/              0.15%/2/
----------------------------------------------------------------------------------------------
Optional Benefits
----------------------------------------------------------------------------------------------
  Enhanced Payment Benefit Option                        0.15%/2/              0.15%/2/
----------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses/3/           1.60%                 1.80%
----------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/This charge is deducted as a percentage of your assets allocated to the Separate Account.

/3/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Enhanced Payment Benefit Option at the time of application. If the Enhanced Payment Benefit Option is not elected, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


Annual Portfolio Expenses/1/              Minimum Maximum
---------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (before fee waivers or reimbursements)    0.40%   8.98%
---------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,708      $3,787      $5,507       $8,749


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,129      $3,300      $5,157       $8,708


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.65% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily as a percentage of your assets in the Separate Account).

If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used in certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing a contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge reduces to 0%.


For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.


We assess charges in the aggregate at an effective annual rate of 1.45% (1.65% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant is older than age 70 at the time the contract is issued). There is also an additional charge of 0.15% against the daily net asset value of the Separate Account if the Enhanced Payment Benefit Option is elected at the time of application which would increase the total charges in the aggregate to an effective annual rate of 1.60% against the daily net asset value of the Separate Account (1.80% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional rider. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and the "Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

What are the Federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see the Appendix to this prospectus for tables of the Accumulation Unit values.

FINANCIAL STATEMENTS

The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.


We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate purchase payments. There are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at
(800) 313-5282, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments to the Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.


                                                                              Adviser (and Sub-Adviser(s),
                Subaccount Investing In           Investment Objective               as applicable)
                ----------------------------------------------------------------------------------------------
AIM VARIABLE    AIM V.I. Basic Value Fund --  Long-term growth of capital. Invesco AIM Advisors, Inc.
INSURANCE FUNDS Series II shares                                           (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco
                                                                           Hong Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco Asset
                                                                           Management (Japan) Limited;
                                                                           Invesco Asset Management
                                                                           Deutschland, GmbH; and Invesco
                                                                           Australia Limited)
                ----------------------------------------------------------------------------------------------
                AIM V.I. Capital Appreciation Growth of capital.           Invesco AIM Advisors, Inc.
                Fund -- Series I shares                                    (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco
                                                                           Hong Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco Asset
                                                                           Management (Japan) Limited;
                                                                           Invesco Asset Management
                                                                           Deutschland, GmbH; and Invesco
                                                                           Australia Limited)
                ----------------------------------------------------------------------------------------------

                                                                           Adviser (and Sub-Adviser(s),
  Subaccount Investing In                 Investment Objective                    as applicable)
  ----------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund --     Growth of capital.                  Invesco AIM Advisors, Inc.
  Series I shares                                                      (formerly, A I M Advisors, Inc.)
                                                                       (subadvised by AIM Funds
                                                                       Management Inc.; Invesco Global
                                                                       Asset Management (N.A.), Inc.;
                                                                       Invesco Institutional (N.A.), Inc.;
                                                                       Invesco Senior Secured
                                                                       Management, Inc.; Invesco
                                                                       Hong Kong Limited; Invesco Asset
                                                                       Management Limited; Invesco Asset
                                                                       Management (Japan) Limited;
                                                                       Invesco Asset Management
                                                                       Deutschland, GmbH; and Invesco
                                                                       Australia Limited)
  ----------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund High total return through growth of Invesco AIM Advisors, Inc.
  -- Series II shares              capital and current income.         (formerly, A I M Advisors, Inc.)
                                                                       (subadvised by INVESCO
                                                                       Institutional (N.A.), Inc.; AIM Funds
                                                                       Management Inc.; Invesco Global
                                                                       Asset Management (N.A.), Inc.;
                                                                       Invesco Institutional (N.A.), Inc.;
                                                                       Invesco Senior Secured
                                                                       Management, Inc.; Invesco Hong
                                                                       Kong Limited; Invesco Asset
                                                                       Management Limited; Invesco Asset
                                                                       Management (Japan) Limited;
                                                                       Invesco Asset Management
                                                                       Deutschland, GmbH; and Invesco
                                                                       Australia Limited)
  ----------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth    Long-term growth of capital.        Invesco AIM Advisors, Inc.
  Fund -- Series II shares                                             (formerly, A I M Advisors, Inc.)
                                                                       (subadvised by AIM Funds
                                                                       Management Inc.; Invesco Global
                                                                       Asset Management (N.A.), Inc.;
                                                                       Invesco Institutional (N.A.), Inc.;
                                                                       Invesco Senior Secured
                                                                       Management, Inc.; Invesco
                                                                       Hong Kong Limited; Invesco Asset
                                                                       Management Limited; Invesco Asset
                                                                       Management (Japan) Limited;
                                                                       Invesco Asset Management
                                                                       Deutschland, GmbH; and Invesco
                                                                       Australia Limited)
  ----------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund   Long-term growth of capital.        Invesco AIM Advisors, Inc.
  -- Series I shares                                                   (formerly, A I M Advisors, Inc.)
                                                                       (subadvised by AIM Funds
                                                                       Management Inc.; Invesco Global
                                                                       Asset Management (N.A.), Inc.;
                                                                       Invesco Institutional (N.A.), Inc.;
                                                                       Invesco Senior Secured
                                                                       Management, Inc.; Invesco
                                                                       Hong Kong Limited; Invesco Asset
                                                                       Management Limited; Invesco Asset
                                                                       Management (Japan) Limited;
                                                                       Invesco Asset Management
                                                                       Deutschland, GmbH; and Invesco
                                                                       Australia Limited)
  ----------------------------------------------------------------------------------------------------------


                        Subaccount Investing In                    Investment Objective
                        -------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Balanced        Seeks to maximize total return
VARIABLE PRODUCTS       Wealth Strategy Portfolio --      consistent with the adviser's
SERIES FUND, INC.       Class B                           determination of reasonable risk.
                        -------------------------------------------------------------------------
                        AllianceBernstein Global          Long-term growth of capital.
                        Technology Portfolio -- Class B
                        -------------------------------------------------------------------------
                        AllianceBernstein Growth and      Long-term growth of capital.
                        Income Portfolio -- Class B
                        -------------------------------------------------------------------------
                        AllianceBernstein International   Long-term growth of capital.
                        Value Portfolio -- Class B
                        -------------------------------------------------------------------------
                        AllianceBernstein Large Cap       Long-term growth of capital.
                        Growth Portfolio -- Class B
                        -------------------------------------------------------------------------
                        AllianceBernstein Small Cap       Long-term growth of capital.
                        Growth Fund -- Class B
                        -------------------------------------------------------------------------
AMERICAN CENTURY        VP Income & Growth Fund --        Seeks capital growth. Income is a
VARIABLE PORTFOLIOS,    Class I                           secondary objective.
INC.                    -------------------------------------------------------------------------
                        VP International Fund -- Class I  Seeks capital growth.

                        -------------------------------------------------------------------------
                        VP Ultra(R) Fund -- Class I       Seeks long-term capital growth.

                        -------------------------------------------------------------------------
                        VP Value Fund -- Class I          Seeks long-term capital growth.
                                                          Income is a secondary objective.
                        -------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --   Pursues long-term total return using a
VARIABLE PORTFOLIOS II, Class II                          strategy that seeks to protect against
INC.                                                      U.S. inflation.
                        -------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I. Fund   Seeks capital appreciation, and
SERIES FUNDS, INC.      -- Class III Shares               secondarily, income.

                        -------------------------------------------------------------------------
                        BlackRock Global Allocation V.I.  Seeks high total investment return.
                        Fund -- Class III Shares



                        -------------------------------------------------------------------------
                        BlackRock Large Cap Growth V.I.   Seeks long-term capital growth.
                        Fund -- Class III Shares

                        -------------------------------------------------------------------------
                        BlackRock Value Opportunities     Seeks long-term capital growth.
                        V.I. Fund -- Class III Shares

                        -------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth Fund,     The fund seeks long-term growth of
VARIABLE INSURANCE      Variable Series -- Class A        capital.
TRUST I
                        -------------------------------------------------------------------------
                        Columbia Marsico International    The fund seeks long-term growth of
                        Opportunities Fund, Variable      capital.
                        Series -- Class B
                        -------------------------------------------------------------------------
DREYFUS                 Dreyfus Investment Portfolios     Seeks investment returns that are
                        MidCap Stock Portfolio -- Initial greater than the total return
                        Shares                            performance of publicly traded
                                                          common stocks of medium-size
                                                          domestic companies in the aggregate
                                                          as represented by the Standard &
                                                          Poor's 400 MidCap Index.
                        -------------------------------------------------------------------------


                           Adviser (and Sub-Adviser(s),
                                  as applicable)
                        ----------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein, L.P.
VARIABLE PRODUCTS
SERIES FUND, INC.
                        ----------------------------------
                        AllianceBernstein, L.P.

                        ----------------------------------
                        AllianceBernstein, L.P.

                        ----------------------------------
                        AllianceBernstein, L.P.

                        ----------------------------------
                        AllianceBernstein, L.P.

                        ----------------------------------
                        AllianceBernstein, L.P.

                        ----------------------------------
AMERICAN CENTURY        American Century Investment
VARIABLE PORTFOLIOS,    Management, Inc.
INC.                    ----------------------------------
                        American Century Global
                        Investment Management, Inc.
                        ----------------------------------
                        American Century Investment
                        Management, Inc.
                        ----------------------------------
                        American Century Investment
                        Management, Inc.
                        ----------------------------------
AMERICAN CENTURY        American Century Investment
VARIABLE PORTFOLIOS II, Management, Inc.
INC.
                        ----------------------------------
BLACKROCK VARIABLE      BlackRock Advisors, LLC
SERIES FUNDS, INC.      (subadvised by BlackRock
                        Investment Management, LLC)
                        ----------------------------------
                        BlackRock Advisors, LLC
                        (subadvised by BlackRock Asset
                        Management U.K. Limited and
                        BlackRock Investment Management,
                        LLC)
                        ----------------------------------
                        BlackRock Advisors, LLC
                        (subadvised by BlackRock
                        Investment Management, LLC)
                        ----------------------------------
                        BlackRock Advisors, LLC
                        (subadvised by BlackRock
                        Investment Management, LLC)
                        ----------------------------------
COLUMBIA FUNDS          Columbia Management Advisors,
VARIABLE INSURANCE      LLC (subadvised by Marsico Capital
TRUST I                 Management, LLC)
                        ----------------------------------
                        Columbia Management Advisors,
                        LLC (subadvised by Marsico Capital
                        Management, LLC)
                        ----------------------------------
DREYFUS                 The Dreyfus Corporation






                        ----------------------------------


                       Subaccount Investing In                    Investment Objective
                       ---------------------------------------------------------------------------
                       Dreyfus Variable Investment Fund Seeks as high a level of current income
                       -- Money Market Portfolio        as is consistent with the preservation of
                                                        capital./1/
                       ---------------------------------------------------------------------------
                       The Dreyfus Socially Responsible Seeks capital growth, with current
                       Growth Fund, Inc. -- Initial     income as a secondary objective.
                       Shares
                       ---------------------------------------------------------------------------
DWS VARIABLE SERIES II DWS Dreman High Return Equity    Seeks to achieve a high rate of total
                       VIP -- Class B Shares            return.

                       ---------------------------------------------------------------------------
                       DWS Dreman Small Mid Cap         Seeks long-term capital appreciation.
                       Value VIP -- Class B Shares

                       ---------------------------------------------------------------------------
                       DWS Technology VIP -- Class B    Seeks growth of capital.
                       Shares
                       ---------------------------------------------------------------------------
EATON VANCE VARIABLE   VT Floating-Rate Income Fund     To provide a high level of current
TRUST                                                   income.
                       ---------------------------------------------------------------------------
                       VT Worldwide Health Sciences     Seeks long-term capital growth by
                       Fund                             investing in a worldwide and
                                                        diversified portfolio of health sciences
                                                        companies.
                       ---------------------------------------------------------------------------
EVERGREEN VARIABLE     Evergreen VA Omega Fund --       Seeks long term capital growth.
ANNUITY TRUST          Class 2
                       ---------------------------------------------------------------------------
FEDERATED INSURANCE    Federated High Income Bond       Seeks high current income by
SERIES                 Fund II -- Service Class         investing in lower-rated corporate debt
                                                        obligations, commonly referred to as
                                                        "junk bonds."
                       ---------------------------------------------------------------------------
                       Federated Kaufmann Fund II --    Seeks capital appreciation.
                       Service Shares


                       ---------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Asset Manager/SM/ Portfolios Seeks to obtain high total return with
INSURANCE PRODUCTS     -- Service Class 2               reduced risk over the long term by
FUND                                                    allocating its assets among stocks,
                                                        bonds, and short-term instruments.









                       ---------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks as high a level of current income   The Dreyfus Corporation
as is consistent with the preservation of
capital./1/
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Asset Management
return.                                   Americas Inc (subadvised by
                                          Dreman Value Management L.L.C.)
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Asset Management
          Americas Inc (subadvised by
                                          Dreman Value Management L.L.C.)
-----------------------------------------------------------------------------
Seeks growth of capital.                  Deutsche Asset Management
          Americas Inc
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
-----------------------------------------------------------------------------
Seeks long term capital growth.           Evergreen Investment Management
 Company, LLC
-----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
-----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
                                          Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by
allocating its assets among stocks,       Fidelity Investments Money
bonds, and short-term instruments.        Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
-----------------------------------------------------------------------------


                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

                                                                                Adviser (and Sub-Adviser(s),
  Subaccount Investing In                     Investment Objective                     as applicable)
  ------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Seeks income and capital growth           FMR (subadvised by FIMM, FMRC,
  Class 2                           consistent with reasonable risk.          FRAC, FMR U.K., FIIA,
                                                                              FIIA(U.K.)L, and FIJ)
  ------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio --    Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
  Service Class 2                                                             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                              FIJ)
  ------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation  Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
  Portfolio -- Service Class 2                                                FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                              FIJ)
  ------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio --    Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
  Service Class 2                   will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
                                    capital appreciation. The fund's goal is  FIJ)
                                    to achieve a yield which exceeds the
                                    composite yield on the securities
                                    comprising the Standard & Poor's
                                    500/SM/ Index (S&P 500(R)).
  ------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service   Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
  Class 2                                                                     FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                              FIJ)
  ------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio     Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
  -- Service Class 2                combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
                                    capital appreciation.                     FIJ)
  ------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond         Seeks as high a level of current income   FMR (subadvised by FIMM, FRAC,
  Portfolio -- Service Class 2      as is consistent with the preservation of FIIA and FIIA(U.K.)L)
                                    capital.
  ------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service  Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
  Class 2                                                                     FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                              FIJ)
  ------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
  Service Class 2                                                             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                              FIJ)
  ------------------------------------------------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                    as applicable)
                   ------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities Fund   Seeks to maximize income while           Franklin Advisers, Inc.
VARIABLE INSURANCE -- Class 2 Shares                 maintaining prospects for capital
PRODUCTS TRUST                                       appreciation. The fund normally
                                                     invests in both equity and debt
                                                     securities. The fund seeks income by
                                                     investing in corporate, foreign and
                                                     U.S. Treasury bonds as well as stocks
                                                     with dividend yields the manager
                                                     believes are attractive.
                   ------------------------------------------------------------------------------------------------------------
                   Franklin Large Cap Growth         Seeks capital appreciation. The fund     Franklin Advisers, Inc.
                   Securities Fund -- Class 2 Shares normally invests at least 80% of its net assets in investments of large
                                                     capitalization companies and normally
                                                     invests predominantly in equity
                                                     securities.
                   ------------------------------------------------------------------------------------------------------------
                   Franklin Templeton VIP Founding   Seeks capital appreciation, with         Franklin Templeton Services, LLC
                   Funds Allocation Fund -- Class 2  income as a secondary goal. The fund     (the fund's administrator)
                   Shares/1/                         normally invests equal portions in
                                                     Class 1 shares of Franklin Income
                                                     Securities Fund; Mutual Shares
                                                     Securities Fund; and Templeton
                                                     Growth Securities Fund.
                   ------------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital appreciation, with         Franklin Mutual Advisers, LLC
                   Class 2 Shares                    income as a secondary goal. The fund
                                                     normally invests primarily in U.S. and
                                                     foreign equity securities that the
                                                     manager believes are undervalued. The
                                                     fund also invests, to a lesser extent in
                                                     risk arbitrage securities and distressed
                                                     companies.
                   ------------------------------------------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term capital growth. The      Templeton Investment Counsel, LLC
                   Fund -- Class 2 Shares            fund normally invests at least 80% of
                                                     its net assets in investments of issuers
                                                     located outside the U.S., including
                                                     those in emerging markets, and
                                                     normally invests predominantly in
                                                     equity securities.
                   ------------------------------------------------------------------------------------------------------------
                   Templeton Global Asset Allocation Seeks high total return. The fund        Templeton Investment Counsel, LLC
                   Fund -- Class 2 Shares            normally invests in equity securities of
                                                     companies of any country, debt
                                                     securities of companies and
                                                     governments of any country, and in
                                                     money market securities. The fund
                                                     normally invests substantially to
                                                     primarily in equity securities.
                   ------------------------------------------------------------------------------------------------------------
                   Templeton Growth Securities       Seeks long-term capital growth. The      Templeton Global Advisors Limited
                   Fund -- Class 2 Shares            fund normally invests primarily in
                                                     equity securities of companies located
                                                     anywhere in the world, including those
                                                     in the U.S. and in emerging markets.
                   ------------------------------------------------------------------------------------------------------------



                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.


                       Subaccount Investing In                     Investment Objective
                       ----------------------------------------------------------------------------
GE INVESTMENTS         Core Value Equity Fund --         Seeks long-term growth of capital and
FUNDS, INC.            Class 1 Shares (formerly, Value   future income.
                       Equity Fund)
                       ----------------------------------------------------------------------------
                       Income Fund -- Class 1 Shares     Seeks maximum income consistent
                                                         with prudent investment management
                                                         and the preservation of capital.
                       ----------------------------------------------------------------------------
                       Mid-Cap Equity Fund -- Class 1    Seeks long-term growth of capital and
                       Shares                            future income.
                       ----------------------------------------------------------------------------
                       Money Market Fund/1/              Seeks a high level of current income
                                                         consistent with the preservation of
                                                         capital and the maintenance of
                                                         liquidity.
                       ----------------------------------------------------------------------------
                       Premier Growth Equity Fund --     Seeks long-term growth of capital and
                       Class 1 Shares                    future income rather than current
                                                         income.
                       ----------------------------------------------------------------------------
                       Real Estate Securities Fund --    Seeks maximum total return through
                       Class 1 Shares                    current income and capital
                                                         appreciation.
                       ----------------------------------------------------------------------------
                       S&P 500(R) Index Fund/2/          Seeks growth of capital and
                                                         accumulation of income that
                                                         corresponds to the investment return of
                                                         S&P's 500 Composite Stock Index.
                       ----------------------------------------------------------------------------
                       Small-Cap Equity Fund -- Class 1  Seeks long-term growth of capital.
                       Shares

                       ----------------------------------------------------------------------------
                       Total Return Fund -- Class 1      Seeks the highest total return,
                       Shares                            composed of current income and
                                                         capital appreciation, as is consistent
                                                         with prudent investment risk.
                       ----------------------------------------------------------------------------
                       U.S. Equity Fund -- Class 1       Seeks long-term growth of capital.
                       Shares
                       ----------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value       Seeks long-term capital appreciation.
INSURANCE TRUST        Fund
                       ----------------------------------------------------------------------------
JANUS ASPEN SERIES     Balanced Portfolio -- Service     Seeks long-term capital growth,
                       Shares                            consistent with preservation of capital
                                                         and balanced by current income.
                       ----------------------------------------------------------------------------
                       Forty Portfolio -- Service Shares A non-diversified portfolio/3/ that seeks long-term growth of capital.
                       ----------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
--------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income.

--------------------------------------------------------------------------
Seeks maximum income consistent           GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
--------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income.
--------------------------------------------------------------------------
Seeks a high level of current income      GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
--------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income rather than current
income.
--------------------------------------------------------------------------
Seeks maximum total return through        GE Asset Management Incorporated
current income and capital                (subadvised by Urdang Securities
appreciation.                             Management, Inc.)
--------------------------------------------------------------------------
Seeks growth of capital and               GE Asset Management Incorporated
accumulation of income that               (subadvised by SSgA Funds
corresponds to the investment return of   Management, Inc.)
S&P's 500 Composite Stock Index.
--------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated
         (subadvised by Palisade Capital
                                          Management, L.L.C.)
--------------------------------------------------------------------------
Seeks the highest total return,           GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
--------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated

--------------------------------------------------------------------------
Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
 L.P.
--------------------------------------------------------------------------
Seeks long-term capital growth,           Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
--------------------------------------------------------------------------
A non-diversified portfolio/3/ that seeks Janus Capital Management LLC long-term growth of capital.
--------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                   Subaccount Investing In                    Investment Objective
                   ---------------------------------------------------------------------------
JPMORGAN INSURANCE JPMorgan Insurance Trust        Seeks to provide total return while
TRUST              Balanced Portfolio -- Class 1   preserving capital.

                   ---------------------------------------------------------------------------
                   JPMorgan Insurance Trust Core   Seeks to maximize total return by
                   Bond Portfolio -- Class 1       investing primarily in a diversified
                                                   portfolio of intermediate- and long-
                                                   term debt securities.
                   ---------------------------------------------------------------------------
                   JPMorgan Insurance Trust        Seeks to provide high total return from
                   Diversified Equity Portfolio -- a portfolio of selected equity securities.
                   Class 1
                   ---------------------------------------------------------------------------
                   JPMorgan Insurance Trust        Seeks growth of capital and,
                   Diversified Mid Cap Growth      secondarily, current income by
                   Portfolio -- Class 1            investing primarily in equity securities.
                   ---------------------------------------------------------------------------
                   JPMorgan Insurance Trust Equity Seeks investment results that
                   Index Portfolio -- Class 1      correspond to the aggregate price and
                                                   dividend performance of securities in
                                                   the Standard & Poor's 500 Composite
                                                   Stock Price Index (S&P 500 Index).
                   ---------------------------------------------------------------------------
                   JPMorgan Insurance Trust        Seeks a high level of current income
                   Government Bond Portfolio --    with liquidity and safety of principal.
                   Class 1
                   ---------------------------------------------------------------------------
                   JPMorgan Insurance Trust        Seeks to provide long-term capital
                   Intrepid Growth Portfolio --    growth.
                   Class 1
                   ---------------------------------------------------------------------------
                   JPMorgan Insurance Trust        Seeks long-term capital growth by
                   Intrepid Mid Cap Portfolio --   investing primarily in equity securities
                   Class 1                         of companies with intermediate
                                                   capitalizations.
                   ---------------------------------------------------------------------------
JPMORGAN SERIES    JPMorgan Bond Portfolio         Seeks high total return consistent with
TRUST II                                           moderate risk of capital and
                                                   maintenance of liquidity.

                   ---------------------------------------------------------------------------
                   JPMorgan International Equity   Seeks to provide high total return from
                   Portfolio                       a portfolio of equity securities of
                                                   foreign companies. Total return
                                                   consists of capital growth and current
                                                   income.
                   ---------------------------------------------------------------------------
                   JPMorgan Mid Cap Value          Seeks growth from capital
                   Portfolio                       appreciation.


                   ---------------------------------------------------------------------------
                   JPMorgan Small Company          Seeks to provide high total return from
                   Portfolio                       a portfolio of small company stocks.


                   ---------------------------------------------------------------------------
                   JPMorgan U.S. Large Cap Core    Seeks to provide high total return from
                   Equity Portfolio                a portfolio of selected equity securities.


                   ---------------------------------------------------------------------------


                                               Adviser (and Sub-Adviser(s),
           Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Seeks to provide total return while        JPMorgan Investment Advisors Inc,
preserving capital.                        an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to maximize total return by          JPMorgan Investment Advisors Inc,
investing primarily in a diversified       an indirect, wholly-owned subsidiary
portfolio of intermediate- and long-       of JPMorgan Chase & Co.
term debt securities.
-------------------------------------------------------------------------------
Seeks to provide high total return from    JPMorgan Investment Advisors Inc,
a portfolio of selected equity securities. an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks growth of capital and,               JPMorgan Investment Advisors Inc,
secondarily, current income by             an indirect, wholly-owned subsidiary
investing primarily in equity securities.  of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks investment results that              JPMorgan Investment Advisors Inc,
correspond to the aggregate price and      an indirect, wholly-owned subsidiary
dividend performance of securities in      of JPMorgan Chase & Co.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
-------------------------------------------------------------------------------
Seeks a high level of current income       JPMorgan Investment Advisors Inc,
with liquidity and safety of principal.    an indirect, wholly-owned subsidiary
            of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide long-term capital         JPMorgan Investment Advisors Inc,
growth.                                    an indirect, wholly-owned subsidiary
            of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks long-term capital growth by          JPMorgan Investment Advisors Inc,
investing primarily in equity securities   an indirect, wholly-owned subsidiary
of companies with intermediate             of JPMorgan Chase & Co.
capitalizations.
-------------------------------------------------------------------------------
Seeks high total return consistent with    J.P. Morgan Investment
moderate risk of capital and               Management, Inc., an indirect,
maintenance of liquidity.                  wholly-owned subsidiary of
                                           JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from    J.P. Morgan Investment
a portfolio of equity securities of        Management, Inc., an indirect,
foreign companies. Total return            wholly-owned subsidiary of
consists of capital growth and current     JPMorgan Chase & Co.
income.
-------------------------------------------------------------------------------
Seeks growth from capital                  J.P. Morgan Investment
appreciation.                              Management, Inc., an indirect,
                                           wholly-owned subsidiary of
                                           JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from    J.P. Morgan Investment
a portfolio of small company stocks.       Management, Inc., an indirect,
                                           wholly-owned subsidiary of
                                           JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from    J.P. Morgan Investment
a portfolio of selected equity securities. Management, Inc., an indirect, wholly-owned subsidiary of
                                           JPMorgan Chase & Co.
-------------------------------------------------------------------------------


                      Subaccount Investing In                     Investment Objective
                      ----------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable      Seeks capital appreciation. This
VARIABLE EQUITY TRUST Aggressive Growth Portfolio --    objective may be changed without
                      Class II                          shareholder approval.
                      ----------------------------------------------------------------------------
                      Legg Mason Partners Variable      Seeks long-term capital growth with
                      Fundamental Value Portfolio --    income as a secondary consideration.
                      Class I                           This objective may be changed without
                                                        shareholder approval.
                      ----------------------------------------------------------------------------
                      Legg Mason Partners Variable      Seeks total return (a combination of
                      Capital and Income Portfolio --   income and long-term capital
                      Class II                          appreciation). This objective may be
                                                        changed without shareholder approval.

                      ----------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock     The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares    seek capital appreciation. The fund's
                                                        objective may be changed without
                                                        shareholder approval.
                      ----------------------------------------------------------------------------
                      MFS(R) Investors Trust Series --  The fund's investment objective is to
                      Service Class Shares              seek capital appreciation. The fund's
                                                        objective may be changed without
                                                        shareholder approval.
                      ----------------------------------------------------------------------------
                      MFS(R) New Discovery Series --    The fund's investment objective is to
                      Service Class Shares              seek capital appreciation. The fund's
                                                        objective may be changed without
                                                        shareholder approval.
                      ----------------------------------------------------------------------------
                      MFS(R) Strategic Income Series -- The fund's investment objective is to
                      Service Class Shares              seek total return with an emphasis on
                                                        high current income, but also
                                                        considering capital appreciation. The
                                                        fund's objective may be changed
                                                        without shareholder approval.
                      ----------------------------------------------------------------------------
                      MFS(R) Total Return Series --     The fund's investment objective is to
                      Service Class Shares              seek total return. The fund's objective
                                                        may be changed without shareholder
                                                        approval.
                      ----------------------------------------------------------------------------
                      MFS(R) Utilities Series --        The fund's investment objective is to
                      Service Class Shares              seek total return. The fund's objective
                                                        may be changed without shareholder
                                                        approval.
                      ----------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Balanced Fund/VA      Seeks a high total investment return,
ACCOUNT FUNDS         -- Service Shares                 which includes current income and
                                                        capital appreciation in the value of its
                                                        shares.
                      ----------------------------------------------------------------------------
                      Oppenheimer Capital               Seeks capital appreciation by investing
                      Appreciation Fund/VA -- Service   in securities of well-known established
                      Shares                            companies.
                      ----------------------------------------------------------------------------
                      Oppenheimer Global Securities     Seeks long-term capital appreciation
                      Fund/VA -- Service Shares         by investing a substantial portion of its
                                                        assets in securities of foreign issuers,
                                                        "growth-type" companies, cyclical
                                                        industries and special situations that
                                                        are considered to have appreciation
                                                        possibilities.
                      ----------------------------------------------------------------------------
                      Oppenheimer Main Street           Seeks high total return (which includes
                      Fund/VA -- Service Shares         growth in the value of its shares as
                                                        well as current income) from equity
                                                        and debt securities.
                      ----------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks capital appreciation. This          Legg Mason Partners Fund Advisor,
objective may be changed without          LLC (subadvised by ClearBridge
shareholder approval.                     Advisors, LLC)
---------------------------------------------------------------------------
Seeks long-term capital growth with       Legg Mason Partners Fund Advisor,
income as a secondary consideration.      LLC (subadvised by ClearBridge
This objective may be changed without     Advisors, LLC)
shareholder approval.
---------------------------------------------------------------------------
Seeks total return (a combination of      Legg Mason Partners Fund Advisor,
income and long-term capital              LLC (subadvised by ClearBridge
appreciation). This objective may be      Advisors, LLC, Western Asset
changed without shareholder approval.     Management Company Limited and
                                          Western Asset Management Company)
---------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek capital appreciation. The fund's     Company
objective may be changed without
shareholder approval.
---------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek capital appreciation. The fund's     Company
objective may be changed without
shareholder approval.
---------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek capital appreciation. The fund's     Company
objective may be changed without
shareholder approval.
---------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek total return with an emphasis on     Company
high current income, but also
considering capital appreciation. The
fund's objective may be changed
without shareholder approval.
---------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek total return. The fund's objective   Company
may be changed without shareholder
approval.
---------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek total return. The fund's objective   Company
may be changed without shareholder
approval.
---------------------------------------------------------------------------
Seeks a high total investment return,     OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
---------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in securities of well-known established
companies.
---------------------------------------------------------------------------
Seeks long-term capital appreciation      OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
---------------------------------------------------------------------------
Seeks high total return (which includes   OppenheimerFunds, Inc.
growth in the value of its shares as
well as current income) from equity
and debt securities.
---------------------------------------------------------------------------


                      Subaccount Investing In                    Investment Objective
                      --------------------------------------------------------------------------
                      Oppenheimer Main Street Small     Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      --------------------------------------------------------------------------
                      Oppenheimer MidCap Fund/VA        Seeks capital appreciation by investing
                      -- Service Shares                 in "growth type" companies.
                      --------------------------------------------------------------------------
PIMCO VARIABLE        All Asset Portfolio -- Advisor    Seeks maximum real return consistent
INSURANCE TRUST       Class Shares                      with preservation of real capital and
                                                        prudent investment management.
                      --------------------------------------------------------------------------
                      High Yield Portfolio --           Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                                                        Invests at least 80% of its assets in a
                                                        diversified portfolio of high yield
                                                        securities ("junk bonds") rated below
                                                        investment grade but rated at least Caa
                                                        by Moody's or CCC by S&P, or, if
                                                        unrated, determined by PIMCO to be
                                                        of comparable quality, subject to a
                                                        maximum of 5% of its total assets in
                                                        securities rated Caa by Moody's or
                                                        CCC by S&P, or, if unrated,
                                                        determined by PIMCO to be of
                                                        comparable quality.
                      --------------------------------------------------------------------------
                      Long-Term U.S. Government         Seeks maximum total return,
                      Portfolio -- Administrative Class consistent with preservation of capital
                      Shares                            and prudent investment management.
                      --------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      --------------------------------------------------------------------------
                      Total Return Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      --------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term growth of capital.
FUND                  Shares

                      --------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.
                      Class II Shares

                      --------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term growth of capital.
                      Class II Shares

                      --------------------------------------------------------------------------
RYDEX VARIABLE        NASDAQ-100(R) Fund (formerly,     Seeks to provide investment results
TRUST                 OTC Fund)/1/                      that correspond to a benchmark for
                                                        over-the-counter securities. The fund's
                                                        current benchmark is the NASDAQ
                                                        100 Index(TM).
                      --------------------------------------------------------------------------
THE UNIVERSAL         Equity and Income Portfolio --    Seeks both capital appreciation and
INSTITUTIONAL         Class II Shares                   current income.
FUNDS, INC.
                      --------------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
--------------------------------------------------------------------------
Seeks capital appreciation.             OppenheimerFunds, Inc.

--------------------------------------------------------------------------
Seeks capital appreciation by investing OppenheimerFunds, Inc.
in "growth type" companies.
--------------------------------------------------------------------------
Seeks maximum real return consistent    Pacific Investment Management
with preservation of real capital and   Company LLC
prudent investment management.
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
--------------------------------------------------------------------------
Seeks long-term growth of capital.      Prudential Investments LLC
 (subadvised by Jennison Associates
                                        LLC)
--------------------------------------------------------------------------
Seeks long-term growth of capital.      Prudential Investments LLC
       (subadvised by Jennison Associates
                                        LLC)
--------------------------------------------------------------------------
Seeks long-term growth of capital.      Prudential Investments LLC
       (subadvised by Jennison Associates
                                        LLC)
--------------------------------------------------------------------------
Seeks to provide investment results     Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The fund's
current benchmark is the NASDAQ
100 Index(TM).
--------------------------------------------------------------------------
Seeks both capital appreciation and     Morgan Stanley Investment
current income.                         Management Inc.

--------------------------------------------------------------------------


                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                                                                                        Adviser (and Sub-Adviser(s),
                 Subaccount Investing In                 Investment Objective                  as applicable)
                 ---------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE  Comstock Portfolio -- Class II Seeks capital growth and income through Van Kampen Asset Management
INVESTMENT TRUST Shares                         investments in equity securities,
                                                including common stocks, preferred
                                                stocks and securities convertible into
                                                common and preferred stocks.
                 ---------------------------------------------------------------------------------------------------
                 Strategic Growth Portfolio --  Seeks capital appreciation.             Van Kampen Asset Management
                 Class II Shares
                 ---------------------------------------------------------------------------------------------------



The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital. Janus Capital Management LLC
                   Service Shares
                   -------------------------------------------------------------------------------------------------

The following Portfolios are not available for contracts issued on or after May 1, 2003:


                                                                                            Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective                 as applicable)
                   ------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Global Life Sciences Portfolio -- Seeks long-term growth of capital.     Janus Capital Management LLC
                   Service Shares
                   ------------------------------------------------------------------------------------------------------
                   Global Technology Portfolio --    Seeks long-term growth of capital.     Janus Capital Management LLC
                   Service Shares
                   ------------------------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio --     Seeks long-term growth of capital in a Janus Capital Management LLC
                   Service Shares                    manner consistent with preservation of
                                                     capital.
                   ------------------------------------------------------------------------------------------------------
                   Mid Cap Growth Portfolio --       Seeks long-term growth of capital.     Janus Capital Management LLC
                   Service Shares
                   ------------------------------------------------------------------------------------------------------
                   Worldwide Growth Portfolio --     Seeks long-term growth of capital in a Janus Capital Management LLC
                   Service Shares                    manner consistent with preservation of
                                                     capital.
                   ------------------------------------------------------------------------------------------------------
PIMCO VARIABLE     Foreign Bond Portfolio (U.S.      Seeks maximum total return consistent  Pacific Investment Management
INSURANCE TRUST    Dollar Hedged) -- Administrative  with the preservation of capital and   Company LLC
                   Class Shares                      prudent investment management.
                   ------------------------------------------------------------------------------------------------------



The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after May 1, 2008:



                                                                                       Adviser (and Sub-Adviser(s),
                   Subaccount Investing In               Investment Objective                 as applicable)
                   ------------------------------------------------------------------------------------------------
XTF ADVISORS TRUST ETF 60 Portfolio -- Class II Seeks appreciation and preservation of   CLS Investment Firm, LLC
                   Shares                       capital with current income.
                   ------------------------------------------------------------------------------------------------




Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

    1) the investment objective of the Portfolio;

    2) the Portfolio's performance history;

    3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

    4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include, but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including distribution of the contracts.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2007 ranged from 0.10% to 0.25%. The Portfolios that pay a service fee to us are:


   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class
       Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares

   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II


As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2007 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, DWS Variable Series II, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust and XTF Advisors Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.


Information about the Franklin Templeton VIP Founding Funds Allocation
Fund. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.


Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Asset Management, Inc. (doing business as Genworth Financial Wealth Management, Inc.) ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.


If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.


If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.


The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.


Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GFWM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.


Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GFWM considers various factors in selecting the Portfolios for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.


Periodic Updates of Asset Allocation Models and Notices of Updates


Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.


When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).


When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.



If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.


Selecting an Asset Allocation Model


If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFWM. The following paragraph provides some information you may want to consider in making this decision.


You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.


Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.


GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. You should review this information carefully before selecting or changing a Model.



                         Moderately                                Moderately
    Conservative        Conservative            Moderate           Aggressive             Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                                                Portfolios                                   Model A Model B
-----------------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares        2%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Equity-Income Portfolio -- Service Class 2                                   1%      3%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Blend                The Prudential Series Fund --
                               Jennison 20/20 Focus Portfolio -- Class II Shares                                1%      3%
                               ----------------------------------------------------------------------------------------------
                               GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth               Janus Aspen Series -- Forty Portfolio -- Service Shares                          1%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Contrafund(R) Portfolio -- Service Class 2                                   2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                  GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares              1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                 Fidelity(R) Variable Insurance Products Fund --
                               VIP Mid Cap Portfolio -- Service Class 2                                         1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                 Oppenheimer Variable Account Funds --
                               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      1%      2%
-----------------------------------------------------------------------------------------------------------------------------
International Value            AllianceBernstein Variable Products Series Fund, Inc. --
                               AllianceBernstein International Value Portfolio -- Class B                       5%     10%
-----------------------------------------------------------------------------------------------------------------------------
International Growth           Columbia Funds Variable Insurance Trust I --
                               Columbia Marsico International Opportunities Fund, Variable Series -- Class B    2%      4%
                               ----------------------------------------------------------------------------------------------
                               AIM Variable Insurance Funds --
                               AIM V.I. International Growth Fund -- Series II shares                           2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Specialty -- Natural Resources The Prudential Series Fund -- Natural Resources Portfolio -- Class II Shares     0%      0%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                           20%     40%
-----------------------------------------------------------------------------------------------------------------------------
Fixed Income
-----------------------------------------------------------------------------------------------------------------------------
Short Term Bonds               PIMCO Variable Insurance Trust --
                               Low Duration Portfolio -- Administrative Class Shares                           48%     36%
-----------------------------------------------------------------------------------------------------------------------------
Long Term Government Bonds     PIMCO Variable Insurance Trust --
                               Long-Term U.S. Government Portfolio -- Administrative Class Shares               8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds        PIMCO Variable Insurance Trust --
                               Total Return Portfolio -- Administrative Class Shares                            8%      6%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Investment Grade Bond Portfolio -- Service Class 2                           8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income      Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       8%      6%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                       80%     60%
-----------------------------------------------------------------------------------------------------------------------------


                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares        5%      6%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Equity-Income Portfolio -- Service Class 2                                   4%      6%      7%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund --
Jennison 20/20 Focus Portfolio -- Class II Shares                                4%      5%      6%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              3%      5%      6%
-----------------------------------------------------------------------------------------------------
Janus Aspen Series -- Forty Portfolio -- Service Shares                          5%      7%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Contrafund(R) Portfolio -- Service Class 2                                   5%      7%      9%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares              2%      2%      3%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Mid Cap Portfolio -- Service Class 2                                         2%      2%      3%
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      3%      4%      5%
-----------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. --
AllianceBernstein International Value Portfolio -- Class B                      14%     18%     23%
-----------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I --
Columbia Marsico International Opportunities Fund, Variable Series -- Class B    6%      8%     10%
-----------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds --
AIM V.I. International Growth Fund -- Series II shares                           6%      8%     10%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund -- Natural Resources Portfolio -- Class II Shares     1%      2%      2%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Low Duration Portfolio -- Administrative Class Shares                           24%     12%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Long-Term U.S. Government Portfolio -- Administrative Class Shares               4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Total Return Portfolio -- Administrative Class Shares                            4%      2%      0%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Investment Grade Bond Portfolio -- Service Class 2                           4%      2%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       4%      2%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                                         Portfolios                               Model A Model B Model C Model D
----------------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value             Franklin Templeton Variable Insurance Products Trust --
                            Mutual Shares Securities Fund -- Class 2 Shares                          2%      3%      5%      6%
                            ------------------------------------------------------------------------------------------------------
                            Fidelity(R) Variable Insurance Products Fund --
                            VIP Equity-Income Portfolio -- Service Class 2                           1%      3%      4%      6%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend             JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1         1%      3%      4%      5%
                            ------------------------------------------------------------------------------------------------------
                            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Equity Index Portfolio -- Class 1               1%      2%      3%      5%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth            Fidelity(R) Variable Insurance Products Fund --
                            VIP Contrafund Portfolio -- Service Class 2                              1%      3%      5%      7%
                            ------------------------------------------------------------------------------------------------------
                            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1            2%      4%      5%      7%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1    2%      2%      4%      4%
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Core              Oppenheimer Variable Account Funds --
                            Oppenheimer Main Street Small Cap Fund/VA -- Service Shares              1%      2%      3%      4%
----------------------------------------------------------------------------------------------------------------------------------
International Value         Franklin Templeton Variable Insurance Products Trust --
                            Templeton Foreign Securities Fund -- Class 2 Shares                      5%      9%     14%     18%
----------------------------------------------------------------------------------------------------------------------------------
International Growth        American Century Variable Portfolios, Inc. --
                            VP International Fund -- Class I                                         4%      8%     12%     16%
----------------------------------------------------------------------------------------------------------------------------------
Specialty -- Real Estate    AIM Variable Insurance Funds --
                            AIM V.I. Global Real Estate Fund -- Series II shares                     0%      1%      1%      2%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                20%     40%     60%     80%
----------------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------------
Short Term Bonds            PIMCO Variable Insurance Trust --
                            Low Duration Portfolio -- Administrative Class Shares                   44%     33%     22%     11%
----------------------------------------------------------------------------------------------------------------------------------
Government Bonds            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Government Bond Portfolio -- Class 1           14%     10%      7%      3%
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds     JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                 14%     11%      7%      4%
----------------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income   Eaton Vance Variable Trust -- VT Floating-Rate Income Fund               8%      6%      4%      2%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                            80%     60%     40%     20%
----------------------------------------------------------------------------------------------------------------------------------


                             Portfolios                               Model E
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust --
Mutual Shares Securities Fund -- Class 2 Shares                          8%
-----------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Equity-Income Portfolio -- Service Class 2                           7%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1         6%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1               6%
-----------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Contrafund Portfolio -- Service Class 2                              8%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1            9%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1    6%
-----------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares              5%
-----------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust --
Templeton Foreign Securities Fund -- Class 2 Shares                     23%
-----------------------------------------------------------------------------
American Century Variable Portfolios, Inc. --
VP International Fund -- Class I                                        20%
-----------------------------------------------------------------------------
AIM Variable Insurance Funds --
AIM V.I. Global Real Estate Fund -- Series II shares                     2%
-----------------------------------------------------------------------------

                                                                       100%
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Low Duration Portfolio -- Administrative Class Shares                    0%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Government Bond Portfolio -- Class 1            0%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  0%
-----------------------------------------------------------------------------
Eaton Vance Variable Trust -- VT Floating-Rate Income Fund               0%
-----------------------------------------------------------------------------

                                                                         0%
-----------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of the prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Enhanced Payment Benefit Option, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

  Number of
  Completed     Surrender Charge
Years Since We as a Percentage of
 Received the  the Surrendered or
   Purchase        Withdrawn
   Payment      Purchase Payment
---------------------------------
      0                8%
      1                8%
      2                7%
      3                7%
      4                6%
      5                5%
      6                4%
      7                2%
  8 or more            0%
---------------------------------

The surrender charge if you do not elect the Enhanced Payment Benefit Option is as follows:

   Number of      Surrender Charge
   Completed     as a Percentage of
 Years Since We  the Surrendered or
  Received the       Withdrawn
Purchase Payment  Purchase Payment
-----------------------------------
       0                 6%
       1                 6%
       2                 6%
       3                 6%
       4                 5%
       5                 4%
   6 or more             0%
-----------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as:
(a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.


In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.


Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% (1.65% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account (1.80% of the daily net assets of the Separate Account when either Annuitant is older than age 70 when the contract is issued). The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any such differences in your contract.

Purchase of the Contract


If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.


If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

To apply for a contract, you must be of legal age in the State of New York if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.



This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision; and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments


You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.


The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

Enhanced Payment Benefit Option

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations the the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when a contract owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.


Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.


Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.



Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw of a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

THE DEATH BENEFIT

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If the Annuitant is, or both the Annuitant and joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments paid since then adjusted for any partial withdrawals (including any surrender charges assessed);

      (2) the Contract Value on the date of death; and

      (3) the Contract Value on the date we receive date due proof of death.

   (c) purchase payments less any partial withdrawals.

If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant plus any purchase payments made since then adjusted for any withdrawals (including any surrender charges and premium taxes assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death;

   (c) purchase payments less any partial withdrawals.

We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (i) purchases a contract for $100,000;

  (ii) makes no additional purchase payments and takes no partial withdrawals;

 (iii) is not subject to premium taxes;

  (iv) the Annuitant is age 75 on the Contract Date; and

   (v) we receive due proof of death on the date of death then:

            Annuitant's Contract  Death
End of Year     Age      Value   Benefit
-----------------------------------------
     1          76      $103,000 $103,000
     2          77       112,000  112,000
     3          78        90,000  112,000
     4          79       135,000  135,000
     5          80       130,000  135,000
     6          81       150,000  150,000
     7          82       125,000  135,000
     8          83       145,000  145,000
-----------------------------------------

The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Partial withdrawals may reduce the death benefit by the proportion that the partial withdrawal (including any surrender charge and premium taxes assessed) reduces the Contract Value.

For example:


        Purchase Contract  Death
 Date   Payment   Value   Benefit
---------------------------------
3/31/08  $5,000  $ 5,000  $ 5,000
3/31/12      --   10,000   10,000
3/31/13      --    7,000   10,000
---------------------------------



If a withdrawal of $3,500 is made on March 31, 2013, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:

   (i) death occurs on March 31, 2012;

  (ii) due proof of death was provided on March 31, 2013;


 (iii) no other purchase payments were made or partial withdrawals were taken;

  (iv) the Annuitant and any joint Annuitant were both younger than age 80 at issue;

   (v) no surrender charge applies; and

  (vi) no premium tax applies to the partial withdrawal.

This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

When We Calculate the Death Benefit

We will calculate the death benefit on the date we receive due proof of death at our Service Center. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules. Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the sole designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

     (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision);

     (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

     (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.


The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.


If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Service Center in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Service Center in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.


Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person Who Died       Proceeds Paid
-----------------------------------------
Owner or Joint Owner      Surrender Value
(who is not an Annuitant)
-----------------------------------------
Owner or Joint Owner      Death Benefit
(who is an Annuitant)
-----------------------------------------
Annuitant                 Death Benefit
-----------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. An Annuity Commencement Date that occurs at an advanced age (e.g., past age 85), may in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date in one year increments upto the time income payments begin, to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of joint Annuitants). To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Validation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed in the same manner as an income payment if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.


The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts.   Although some of the Federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.


Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or


   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draftbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.


We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or a total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS


We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.


We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employs the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2007, 2006 and 2005, $17.9 million, $8.7 million and $5.3 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2007, 2006 and 2005, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

State Regulation


As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.


Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings


We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments , settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant Age 70 or Younger at Issue

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $16.31            $16.29         60,232    2007
                                                                          14.65             16.31         66,964    2006
                                                                          14.10             14.65         63,179    2005
                                                                          12.91             14.10         47,248    2004
                                                                          10.00             12.91          2,061    2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   10.03             11.07         35,246    2007
                                                                           9.57             10.03         40,015    2006
                                                                           8.92              9.57         25,009    2005
                                                                           8.49              8.92         25,078    2004
                                                                           6.65              8.49         15,406    2003
                                                                           8.92              6.65         10,256    2002
                                                                          10.00              8.92          4,333    2001
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.81             11.52         43,553    2007
                                                                          10.00             10.81         51,203    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    16.11             14.96          9,590    2007
                                                                          11.49             16.11          6,522    2006
                                                                          10.00             11.49          1,941    2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  15.54             17.52         92,257    2007
                                                                          12.33             15.54         54,979    2006
                                                                          10.54             12.33         18,494    2005
                                                                          10.00             10.54             --    2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.20             11.63          3,412    2007
                                                                          10.00             10.20          2,922    2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.19          4,936    2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                14.90             17.60         21,722    2007
                                                                          13.95             14.90         20,472    2006
                                                                          13.65             13.95         11,566    2005
                                                                          13.18             13.65         10,518    2004
                                                                          10.00             13.18          3,106    2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                12.08             12.48        285,844    2007
                                                                          10.47             12.08        289,338    2006
                                                                          10.16             10.47        270,520    2005
                                                                           9.27             10.16        228,096    2004
                                                                           7.12              9.27        163,858    2003
                                                                           9.29              7.12        113,958    2002
                                                                          10.00              9.29         32,844    2001
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              16.12             16.77        221,351    2007
                                                                          12.10             16.12        116,230    2006
                                                                          10.54             12.10         34,890    2005
                                                                          10.00             10.54             --    2004
------------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B          $ 8.68            $ 9.71        103,302    2007
                                                                     8.86              8.68        104,690    2006
                                                                     7.83              8.86        108,171    2005
                                                                     7.33              7.83         63,772    2004
                                                                     6.03              7.33         43,827    2003
                                                                     8.85              6.03         42,999    2002
                                                                    10.00              8.85         20,916    2001
------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B           11.68             13.09          5,618    2007
                                                                    10.72             11.68          3,124    2006
                                                                    10.38             10.72          2,821    2005
                                                                     9.21             10.38          2,712    2004
                                                                     6.28              9.21          2,719    2003
                                                                     9.39              6.28          2,906    2002
                                                                    10.00              9.39         38,816    2001
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                16.62             16.37          9,869    2007
                                                                    14.41             16.62          9,003    2006
                                                                    13.97             14.41          3,345    2005
                                                                    12.55             13.97             --    2004
                                                                     9.84             12.55             --    2003
                                                                    10.00              9.84             --    2002
------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                  18.60             21.64         27,642    2007
                                                                    15.10             18.60         16,250    2006
                                                                    13.53             15.10            684    2005
                                                                    11.94             13.53            310    2004
                                                                     9.73             11.94             --    2003
                                                                    10.00              9.73             --    2002
------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                          12.41             14.80         13,909    2007
                                                                    13.02             12.41         14,154    2006
                                                                    12.93             13.02          8,368    2005
                                                                    11.86             12.93            989    2004
                                                                     9.63             11.86             --    2003
                                                                    10.00              9.63             --    2002
------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                          17.23             16.11         14,895    2007
                                                                    14.73             17.23         15,632    2006
                                                                    14.23             14.73         10,661    2005
                                                                    12.63             14.23          2,261    2004
                                                                     9.94             12.63            275    2003
                                                                    10.00              9.94             --    2002
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           9.97             10.76         26,811    2007
                                                                     9.96              9.97         21,871    2006
                                                                    10.00              9.96          5,721    2005
------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               13.18             13.19         28,515    2007
                                                                    11.00             13.18         19,152    2006
                                                                    10.88             11.00         13,646    2005
                                                                    10.00             10.88             --    2004
------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         12.69             14.61         93,371    2007
                                                                    11.07             12.69         10,971    2006
                                                                    10.00             11.07          3,807    2005
------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares          12.46             13.27          2,331    2007
                                                                    11.83             12.46          1,764    2006
                                                                    10.86             11.83            640    2005
                                                                    10.00             10.86          5,137    2004
------------------------------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I.            $13.47            $13.12         27,013    2007
   Fund -- Class III Shares                     12.17             13.47         25,840    2006
                                                11.22             12.17         20,722    2005
                                                10.00             11.22        108,120    2004
----------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust
 I
----------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable         15.25             17.65        152,136    2007
   Series -- Class A                            14.58             15.25        155,772    2006
                                                13.77             14.58        136,035    2005
                                                12.36             13.77         69,362    2004
                                                10.00             12.36         24,394    2003
----------------------------------------------------------------------------------------------
 Columbia Marsico International                 22.01             25.96        187,751    2007
   Opportunities Fund, Variable Series          18.12             22.01        167,230    2006
   -- Class B                                   15.39             18.12        151,413    2005
                                                13.39             15.39         99,486    2004
                                                10.00             13.39         39,886    2003
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios --               16.32             16.32          8,317    2007
   MidCap Stock Portfolio -- Initial            15.36             16.32          5,551    2006
   Shares                                       14.28             15.36          2,063    2005
                                                12.66             14.28          1,138    2004
                                                 9.75             12.66          1,108    2003
                                                10.00              9.75             --    2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment Fund --            10.23              9.16         14,236    2007
   Money Market Portfolio                        9.93             10.23         18,433    2006
                                                 9.81              9.93         14,505    2005
                                                 9.90              9.81         16,920    2004
                                                 9.99              9.90              5    2003
                                                10.00              9.99             --    2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                8.63             10.57         16,807    2007
   Growth Fund, Inc. -- Initial Shares           8.02              8.63         15,679    2006
                                                 7.85              8.02         12,560    2005
                                                 7.50              7.85         12,167    2004
                                                 6.04              7.50         12,095    2003
                                                 8.63              6.04          7,848    2002
                                                10.00              8.63          1,048    2001
----------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity VIP --           17.22             16.60         32,420    2007
   Class B Shares                               14.78             17.22         18,039    2006
                                                13.95             14.78         10,236    2005
                                                12.46             13.95          4,196    2004
                                                 9.61             12.46          4,403    2003
                                                10.00              9.61             --    2002
----------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value VIP --          22.07             22.32         12,264    2007
   Class B Shares                               17.97             22.07         10,204    2006
                                                16.61             17.97          4,010    2005
                                                13.43             16.61            522    2004
                                                 9.62             13.43            522    2003
                                                10.00              9.62             --    2002
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B Shares           15.10             16.94          2,285    2007
                                                15.26             15.10          2,418    2006
                                                14.99             15.26            890    2005
                                                14.99             14.99            540    2004
                                                10.40             14.99            349    2003
                                                10.00             10.40             --    2002
----------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                         $10.92            $10.93         349,807   2007
                                                                        10.50             10.92         296,221   2006
                                                                        10.25             10.50         215,583   2005
                                                                        10.12             10.25         167,089   2004
                                                                         9.97             10.12          52,650   2003
                                                                        10.00              9.97              --   2002
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     14.50             15.18          89,234   2007
                                                                        14.72             14.50          86,629   2006
                                                                        13.95             14.72          26,115   2005
                                                                        13.33             13.95          15,863   2004
                                                                        10.40             13.33           3,671   2003
                                                                        10.00             10.40              --   2002
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    11.30             12.44           2,794   2007
                                                                        10.85             11.30           2,792   2006
                                                                        10.63             10.85           1,345   2005
                                                                        10.00             10.63              --   2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  13.71             13.94         471,180   2007
                                                                        12.58             13.71         390,754   2006
                                                                        12.48             12.58         259,542   2005
                                                                        11.50             12.48          88,146   2004
                                                                         9.58             11.50          60,380   2003
                                                                         9.59              9.58          44,925   2002
                                                                        10.00              9.59           2,238   2001
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           18.54             22.03          66,494   2007
                                                                        16.41             18.54          58,910   2006
                                                                        15.02             16.41          47,847   2005
                                                                        13.31             15.02          32,321   2004
                                                                        10.00             13.31           6,995   2003
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    11.19             12.70          18,844   2007
                                                                        10.60             11.19          26,904   2006
                                                                        10.36             10.60          28,957   2005
                                                                        10.00             10.36           1,130   2004
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.43             11.17         116,474   2007
                                                                        10.00             10.43          16,437   2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        15.22             17.59       1,241,245   2007
                                                                        13.86             15.22       1,023,708   2006
                                                                        12.06             13.86         729,211   2005
                                                                        10.62             12.06         203,828   2004
                                                                         8.41             10.62          72,701   2003
                                                                         9.44              8.41          29,566   2002
                                                                        10.00              9.44           3,048   2001
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         15.77             16.59          10,127   2007
                                                                        14.06             15.77          10,169   2006
                                                                        11.82             14.06           8,993   2005
                                                                        11.84             11.82             385   2004
                                                                        10.00             11.84              --   2003
----------------------------------------------------------------------------------------------------------------------

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                          $13.03            $13.00        336,982    2007
                                                                           11.03             13.03        291,425    2006
                                                                           10.60             11.03        297,600    2005
                                                                            9.67             10.60        254,864    2004
                                                                            7.54              9.67        157,498    2003
                                                                            9.24              7.54         72,137    2002
                                                                           10.00              9.24         16,406    2001
-------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                   8.85             12.76        140,635    2007
                                                                            8.43              8.85        103,366    2006
                                                                            8.10              8.43        114,966    2005
                                                                            7.97              8.10         99,376    2004
                                                                            6.11              7.97         55,200    2003
                                                                            8.89              6.11         31,710    2002
                                                                           10.00              8.89          6,389    2001
-------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                         11.58             11.05         94,033    2007
                                                                           10.41             11.58        143,178    2006
                                                                            9.83             10.41        146,189    2005
                                                                            9.46              9.83        119,324    2004
                                                                            7.77              9.46         64,991    2003
                                                                            9.49              7.77         19,892    2002
                                                                           10.00              9.49          4,205    2001
-------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                   10.00             10.11         34,531    2007
-------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                 19.52             22.19        516,030    2007
                                                                           17.62             19.52        500,479    2006
                                                                           15.15             17.62        406,238    2005
                                                                           12.33             15.15        170,648    2004
                                                                            9.05             12.33         74,762    2003
                                                                           10.21              9.05         46,954    2002
                                                                           10.00             10.21          9,631    2001
-------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                        13.01             13.52         16,867    2007
                                                                           11.38             13.01         14,902    2006
                                                                           11.27             11.38         19,486    2005
                                                                           10.00             11.27         10,444    2004
-------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                        12.13             12.40        940,463    2007
                                                                           10.41             12.13        468,931    2006
                                                                           10.00             10.41        108,060    2005
-------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares              14.27             14.93         15,171    2007
                                                                           13.05             14.27         22,072    2006
                                                                           13.11             13.05          7,699    2005
                                                                           12.32             13.11          2,087    2004
                                                                            9.85             12.32            971    2003
                                                                           10.00              9.85             --    2002
-------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2
   Shares                                                                  10.00              9.92        122,512    2007
-------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                          17.04             17.38        165,348    2007
                                                                           14.61             17.04         73,417    2006
                                                                           13.41             14.61          8,547    2005
                                                                           12.08             13.41          2,931    2004
                                                                            9.79             12.08          2,707    2003
                                                                           10.00              9.79             --    2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares             $18.93            $21.54          53,874   2007
                                                                   15.82             18.93          32,950   2006
                                                                   14.57             15.82          10,579   2005
                                                                   12.47             14.57           4,809   2004
                                                                    9.57             12.47             921   2003
                                                                   10.00              9.57              --   2002
-----------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares         18.24             19.77          19,788   2007
                                                                   15.28             18.24          14,714   2006
                                                                   14.97             15.28          10,423   2005
                                                                   13.13             14.97           1,003   2004
                                                                   10.09             13.13             740   2003
                                                                   10.00             10.09             374   2002
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares               11.05             11.15          82,405   2007
                                                                   10.00             11.05          12,504   2006
-----------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                         11.71             12.70          53,738   2007
   (formerly, Value Equity Fund)                                   10.08             11.71          59,831   2006
                                                                    9.83             10.08          59,238   2005
                                                                    9.10              9.83          54,719   2004
                                                                    7.45              9.10          44,515   2003
                                                                    9.17              7.45          37,464   2002
                                                                   10.00              9.17           2,533   2001
-----------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                    11.46             11.84         112,788   2007
                                                                   11.14             11.46         126,701   2006
                                                                   11.08             11.14          97,546   2005
                                                                   10.87             11.08          94,779   2004
                                                                   10.65             10.87          33,377   2003
                                                                   10.00             10.65           3,625   2002
-----------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                            14.29             15.86         171,249   2007
                                                                   13.38             14.29         174,081   2006
                                                                   12.15             13.38         188,601   2005
                                                                   10.62             12.15         169,993   2004
                                                                    8.11             10.62         147,857   2003
                                                                    9.54              8.11         118,661   2002
                                                                   10.00              9.54           9,068   2001
-----------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                 1.04              1.08       3,563,068   2007
                                                                    1.01              1.04       3,016,174   2006
                                                                    1.00              1.01       2,742,575   2005
                                                                    1.00              1.00       2,102,116   2004
                                                                    1.01              1.00         779,343   2003
                                                                    1.01              1.01         275,280   2002
                                                                    1.00              1.01         108,666   2001
-----------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                     10.43             10.82          61,970   2007
                                                                    9.70             10.43          64,406   2006
                                                                    9.72              9.70          67,226   2005
                                                                    9.21              9.72          63,264   2004
                                                                    7.25              9.21          48,329   2003
                                                                    9.31              7.25          37,355   2002
                                                                   10.00              9.31           2,290   2001
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                    23.54             19.75          68,606   2007
                                                                   17.95             23.54          65,407   2006
                                                                   16.30             17.95          63,303   2005
                                                                   12.49             16.30          37,444   2004
                                                                   10.00             12.49          15,802   2003
-----------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                   $11.31            $11.71       2,123,249   2007
                                                            9.94             11.31       2,130,642   2006
                                                            9.65              9.94       2,096,714   2005
                                                            8.87              9.65       1,547,487   2004
                                                            7.02              8.87         786,490   2003
                                                            9.17              7.02         627,019   2002
                                                           10.00              9.17          24,366   2001
---------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                  15.25             15.39         227,367   2007
                                                           13.66             15.25         246,623   2006
                                                           12.66             13.66         232,988   2005
                                                           11.15             12.66         224,023   2004
                                                            9.12             11.15         208,180   2003
                                                           10.74              9.12         153,331   2002
                                                           10.00             10.74           9,466   2001
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                      13.97             15.37       1,018,031   2007
                                                           12.46             13.97       1,021,926   2006
                                                           12.19             12.46         974,704   2005
                                                           11.44             12.19         390,819   2004
                                                           10.00             11.44          11,203   2003
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                      10.62             11.68         552,664   2007
                                                           10.00             10.62         203,015   2006
---------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                       11.01             11.72          67,248   2007
                                                            9.62             11.01          82,797   2006
                                                            9.52              9.62          85,844   2005
                                                            8.93              9.52          82,155   2004
                                                            7.35              8.93          75,469   2003
                                                            9.24              7.35          71,518   2002
                                                           10.00              9.24           2,014   2001
---------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         13.04             13.26          23,991   2007
                                                           11.39             13.04          26,084   2006
                                                           10.00             11.39          11,051   2005
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                     12.34             13.41         169,746   2007
                                                           11.34             12.34         175,313   2006
                                                           10.69             11.34         168,754   2005
                                                           10.02             10.69         168,581   2004
                                                            8.94             10.02         140,349   2003
                                                            9.72              8.94         110,810   2002
                                                           10.00              9.72          33,503   2001
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                        11.68             15.72          87,091   2007
                                                           10.86             11.68          61,651   2006
                                                            9.79             10.86          48,344   2005
                                                            8.42              9.79          42,595   2004
                                                            7.11              8.42          19,713   2003
                                                            8.58              7.11          18,054   2002
                                                           10.00              8.58           3,985   2001
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares         11.49             13.78           2,189   2007
                                                           10.96             11.49           3,431   2006
                                                            9.90             10.96           3,474   2005
                                                            8.80              9.90           3,576   2004
                                                            7.07              8.80           6,531   2003
                                                           10.19              7.07           4,698   2002
                                                           10.00             10.19           1,137   2001
---------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares           $ 7.72            $ 9.26           714     2007
                                                            7.26              7.72         1,591     2006
                                                            6.61              7.26         2,610     2005
                                                            6.67              6.61         3,044     2004
                                                            4.62              6.67         4,098     2003
                                                            7.93              4.62         5,022     2002
                                                           10.00              7.93         2,389     2001
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares         18.24             23.01        27,735     2007
                                                           12.62             18.24        29,875     2006
                                                            9.71             12.62        32,617     2005
                                                            8.30              9.71        34,633     2004
                                                            6.26              8.30        19,669     2003
                                                            8.55              6.26         8,952     2002
                                                           10.00              8.55         1,742     2001
---------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares              8.75              9.90        17,614     2007
                                                            7.99              8.75        24,874     2006
                                                            7.80              7.99        25,663     2005
                                                            7.59              7.80        26,211     2004
                                                            5.86              7.59        26,467     2003
                                                            8.11              5.86        20,303     2002
                                                           10.00              8.11         4,940     2001
---------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares               10.84             13.00        11,903     2007
                                                            9.71             10.84        21,595     2006
                                                            8.79              9.71        22,205     2005
                                                            7.41              8.79        21,754     2004
                                                            5.58              7.41        23,130     2003
                                                            7.87              5.58        19,456     2002
                                                           10.00              7.87         4,528     2001
---------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares              9.49             10.23        21,774     2007
                                                            8.17              9.49        29,964     2006
                                                            7.85              8.17        30,151     2005
                                                            7.62              7.85        30,227     2004
                                                            6.25              7.62        32,786     2003
                                                            8.54              6.25        23,802     2002
                                                           10.00              8.54         2,421     2001
---------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
---------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                   9.49              9.26           714     2007
                                                           10.85              9.49        29,359     2006
                                                           10.71             10.85        25,292     2005
                                                           10.42             10.71        12,165     2004
                                                           10.19             10.42         7,394     2003
                                                           10.00             10.19            --     2002
---------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                  19.73             21.25         1,976     2007
                                                           16.40             19.73         2,087     2006
                                                           15.03             16.40         1,079     2005
                                                           12.89             15.03            --     2004
                                                            9.87             12.89            --     2003
                                                           10.00              9.87            --     2002
---------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                         19.20             19.38        30,528     2007
                                                           16.67             19.20        31,643     2006
                                                           15.49             16.67        29,101     2005
                                                           12.98             15.49        14,229     2004
                                                           10.16             12.98         9,374     2003
                                                           10.00             10.16           152     2002
---------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                                             $18.65            $17.34          3,721    2007
                                                                                16.45             18.65          5,648    2006
                                                                                16.14             16.45          5,472    2005
                                                                                12.88             16.14          2,862    2004
                                                                                 9.61             12.88          1,125    2003
                                                                                10.00              9.61             --    2002
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio                                 15.35             15.38          2,382    2007
                                                                                13.36             15.35          2,386    2006
                                                                                13.38             13.36          1,826    2005
                                                                                12.40             13.38          1,739    2004
                                                                                 9.82             12.40          1,637    2003
                                                                                10.00              9.82             --    2002
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                        10.71             11.21          2,811    2007
                                                                                10.00             10.71            733    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       10.44             10.94         31,810    2007
                                                                                10.00             10.44         20,650    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1              11.01             11.98         13,691    2007
                                                                                10.00             11.01             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1             10.00             11.56          2,573    2007
                                                                                10.00             10.00            229    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                    10.87             11.26          9,059    2007
                                                                                10.00             10.87             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                 10.44             11.06         24,126    2007
                                                                                10.00             10.44         15,553    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                 10.22             11.24         16,495    2007
                                                                                10.00             10.22             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1         10.28             10.42         20,760    2007
                                                                                10.00             10.28          6,621    2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          15.90             15.72         26,119    2007
                                                                                14.57             15.90         24,474    2006
                                                                                13.58             14.37         11,170    2005
                                                                                12.57             13.58          7,997    2004
                                                                                10.00             12.57             --    2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.69             10.00          6,464    2007
                                                                                10.56             11.69          6,286    2006
                                                                                10.00             10.56             --    2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           16.36              9.50         23,196    2007
                                                                                14.08             16.36         12,333    2006
                                                                                13.77             14.08         10,755    2005
                                                                                12.93             13.77          7,007    2004
                                                                                10.00             12.93          1,469    2003
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   8.72              9.54        133,878    2007
                                                                                 8.25              8.72        147,902    2006
                                                                                 8.03              8.25        135,434    2005
                                                                                 7.47              8.03        108,120    2004
                                                                                 6.19              7.47         72,388    2003
                                                                                 8.68              6.19         40,187    2002
                                                                                10.00              8.68          2,249    2001
------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $10.77            $11.68        159,443    2007
                                                                      9.70             10.77        163,662    2006
                                                                      9.19              9.70        171,299    2005
                                                                      8.39              9.19         74,830    2004
                                                                      6.99              8.39         29,812    2003
                                                                      9.00              6.99         16,546    2002
                                                                     10.00              9.00          2,238    2001
-------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                10.34             10.42         41,980    2007
                                                                      9.29             10.34         43,788    2006
                                                                      8.98              9.29         44,535    2005
                                                                      8.58              8.98         44,943    2004
                                                                      6.52              8.58         20,670    2003
                                                                      9.70              6.52         10,094    2002
                                                                     10.00              9.70            428    2001
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares             12.42             12.65         21,345    2007
                                                                     11.84             12.42         18,139    2006
                                                                     11.82             11.84         14,708    2005
                                                                     11.16             11.82          5,593    2004
                                                                     10.28             11.16          1,406    2003
                                                                     10.00             10.28             --    2002
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 13.95             14.29        107,403    2007
                                                                     12.68             13.95         80,925    2006
                                                                     12.54             12.68         33,576    2005
                                                                     11.46             12.54         13,950    2004
                                                                     10.03             11.46         12,124    2003
                                                                     10.00             10.03            152    2002
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    15.24             19.15        128,256    2007
                                                                     11.80             15.24        107,628    2006
                                                                     10.27             11.80         74,715    2005
                                                                      8.03             10.27         57,043    2004
                                                                      6.01              8.03         52,527    2003
                                                                      7.91              6.01         40,100    2002
                                                                     10.00              7.91          4,890    2001
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     12.22             16.49          6,082    2007
                                                                     11.19             12.22         73,640    2006
                                                                     10.95             11.19         37,861    2005
                                                                     10.00             10.95          9,611    2004
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         14.71             12.46        123,966    2007
                                                                     13.86             14.71        112,072    2006
                                                                     13.41             13.86        111,510    2005
                                                                     12.77             13.41         71,661    2004
                                                                      9.91             12.77          8,853    2003
                                                                     10.00              9.91             --    2002
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            15.43             16.51        109,740    2007
                                                                     13.34             15.43        307,614    2006
                                                                     11.87             13.34        187,234    2005
                                                                     10.13             11.87        104,803    2004
                                                                      7.20             10.13         48,433    2003
                                                                      9.41              7.20         21,128    2002
                                                                     10.00              9.41          3,283    2001
-------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                 $11.61            $16.13         395,989
                                                                                     10.27             11.61         367,668
                                                                                      9.85             10.27         282,120
                                                                                      9.16              9.85         231,025
                                                                                      7.35              9.16         166,822
                                                                                      9.21              7.35         128,125
                                                                                     10.00              9.21          12,321
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                        19.23             11.92         338,568
                                                                                     17.02             19.23         119,401
                                                                                     15.74             17.02         121,746
                                                                                     13.40             15.74          64,389
                                                                                      9.43             13.40          26,082
                                                                                     10.00              9.43             160
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                       15.78             18.69         161,079
                                                                                     15.59             15.78           7,461
                                                                                     14.13             15.59           6,129
                                                                                     12.00             14.13           3,632
                                                                                     10.00             12.00           2,535
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        10.73             11.44          96,820
                                                                                     10.41             10.73          65,852
                                                                                     10.00             10.41          54,761
-------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         12.07             12.33           2,388
                                                                                     11.98             12.07           1,958
                                                                                     11.57             11.98           1,760
                                                                                     11.12             11.57           1,889
                                                                                     11.04             11.12           2,416
                                                                                     10.35             11.04           2,641
                                                                                     10.00             10.35           1,017
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                14.09             14.37         163,449
                                                                                     13.11             14.09         173,957
                                                                                     12.78             13.11         156,318
                                                                                     11.84             12.78         115,339
                                                                                      9.78             11.84          72,936
                                                                                     10.04              9.78          26,611
                                                                                     10.00             10.04           5,392
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 13.81             14.94         315,114
                                                                                     13.86             13.81         265,481
                                                                                     13.42             13.86         268,658
                                                                                     12.66             13.42         239,725
                                                                                     12.37             12.66         170,726
                                                                                     10.67             12.37         150,388
                                                                                     10.00             10.67          12,309
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              10.24             10.83         274,219
                                                                                      9.99             10.24          28,289
                                                                                     10.00              9.99          23,350
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              12.56             13.45       1,075,974
                                                                                     12.27             12.56       1,076,663
                                                                                     12.15             12.27         970,415
                                                                                     11.76             12.15         790,383
                                                                                     11.36             11.76         389,745
                                                                                     10.56             11.36         276,091
                                                                                     10.00             10.56          13,530
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                           2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                 2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                 2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares  2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                         2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                       2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                       2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
----------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                    $14.66            $20.37         59,668    2007
                                                            14.66             14.66          1,955    2006
                                                            13.05             14.66             --    2005
                                                            12.13             13.05             --    2004
                                                            10.00             12.13             --    2003
----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         18.77             16.11          1,970    2007
                                                            16.76             18.77         35,692    2006
                                                            14.03             16.76            691    2005
                                                            12.34             14.03             --    2004
                                                            10.00             12.34             --    2003
----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            17.83             25.95         51,067    2007
                                                            14.86             17.83         27,821    2006
                                                            10.00             14.86         16,162    2005
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                      8.30              9.64         27,519    2007
   (formerly, OTC Fund)                                      7.97              8.30         25,578    2006
                                                             7.99              7.97         25,468    2005
                                                             7.42              7.99         22,472    2004
                                                             5.18              7.42         19,786    2003
                                                             8.59              5.18         17,154    2002
                                                            10.00              8.59            308    2001
----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio - Class II Shares             10.00              9.76          6,100    2007
----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                     14.08             13.56        233,017    2007
                                                            12.32             14.08        177,784    2006
                                                            12.00             12.32        128,429    2005
                                                            10.37             12.00         50,022    2004
                                                             8.05             10.37         15,943    2003
                                                            10.00              8.05             --    2002
----------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares              9.66             11.10         25,988    2007
                                                             9.55              9.66         12,775    2006
                                                             9.00              9.55          5,051    2005
                                                             8.56              9.00          4,758    2004
                                                             7.26              8.56          2,320    2003
                                                            10.00              7.26             --    2002
----------------------------------------------------------------------------------------------------------
XTF Advisors Trust
----------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                       10.00              9.87         10,119    2007
----------------------------------------------------------------------------------------------------------

                      Each Annuitant Over Age 70 at Issue

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $16.19            $16.13           945     2007
                                                                          14.57             16.19           955     2006
                                                                          14.05             14.57           955     2005
                                                                          12.89             14.05         1,253     2004
                                                                          10.00             12.89           466     2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    9.91             10.92         1,235     2007
                                                                           9.48              9.91         1,262     2006
                                                                           8.86              9.48           671     2005
                                                                           8.45              8.86           696     2004
                                                                           6.63              8.45         1,093     2003
                                                                           8.91              6.63           988     2002
                                                                          10.00              8.91           302     2001
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.79             11.48         4,019     2007
                                                                          10.00             10.79         8,022     2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    16.05             14.88            --     2007
                                                                          11.47             16.05            --     2006
                                                                          10.00             11.47            --     2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  15.47             17.41         1,150     2007
                                                                          12.30             15.47         1,150     2006
                                                                          10.63             12.30            --     2005
                                                                          10.00             10.63            --     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.19             11.59            --     2007
                                                                          10.00             10.19            --     2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.19            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                14.79             17.43            --     2007
                                                                          13.87             14.79            --     2006
                                                                          13.61             13.87            --     2005
                                                                          13.16             13.61            --     2004
                                                                          10.00             13.16            --     2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                11.94             12.31        36,402     2007
                                                                          10.38             11.94        43,952     2006
                                                                          10.09             10.38        53,117     2005
                                                                           9.22             10.09        54,273     2004
                                                                           7.09              9.22        63,264     2003
                                                                           9.28              7.09        64,654     2002
                                                                          10.00              9.28        16,785     2001
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              16.05             16.66         1,124     2007
                                                                          12.07             16.05         1,124     2006
                                                                          10.54             12.07            --     2005
                                                                          10.00             10.54            --     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                  8.58              9.59        15,083     2007
                                                                           8.78              8.58        16,785     2006
                                                                           7.77              8.78        30,628     2005
                                                                           7.29              7.77        17,236     2004
                                                                           6.01              7.29        18,188     2003
                                                                           8.84              6.01         6,812     2002
                                                                          10.00              8.84         2,429     2001
------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            $11.55            $12.91         1,065     2007
                                                                      10.63             11.55         1,065     2006
                                                                      10.30             10.63         1,528     2005
                                                                       9.16             10.30         1,528     2004
                                                                       6.26              9.16         1,528     2003
                                                                       9.37              6.26         1,529     2002
                                                                      10.00              9.37            --     2001
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                  16.48             16.20            --     2007
                                                                      14.31             16.48            --     2006
                                                                      13.91             14.31            --     2005
                                                                      12.51             13.91            --     2004
                                                                       9.83             12.51            --     2003
                                                                      10.00              9.83            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                    18.44             10.70         2,012     2007
                                                                      14.99             18.44            --     2006
                                                                      13.46             14.99            --     2005
                                                                      11.91             13.46            --     2004
                                                                       9.72             11.91            --     2003
                                                                      10.00              9.72            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                         12.31             15.93            --     2007
                                                                      12.93             12.31            --     2006
                                                                      12.87             12.93            --     2005
                                                                      11.83             12.87            --     2004
                                                                       9.63             11.83            --     2003
                                                                      10.00              9.63            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                            17.08             14.65            --     2007
                                                                      14.63             17.08            --     2006
                                                                      14.17             14.63            --     2005
                                                                      12.60             14.17            --     2004
                                                                       9.93             12.60            --     2003
                                                                      10.00              9.93            --     2002
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                             9.94             21.41            --     2007
                                                                       9.94              9.94         2,012     2006
                                                                      10.00              9.94            --     2005
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 13.11             13.09            --     2007
                                                                      10.96             13.11            --     2006
                                                                      10.86             10.96            --     2005
                                                                      10.00             10.86            --     2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           12.65             14.53            --     2007
                                                                      11.05             12.65            --     2006
                                                                      10.00             11.05            --     2005
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            12.39             13.17            --     2007
                                                                      11.78             12.39            --     2006
                                                                      10.85             11.78            --     2005
                                                                      10.00             10.85            --     2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         13.40             13.02            --     2007
                                                                      12.13             13.40            --     2006
                                                                      11.20             12.13            --     2005
                                                                      10.00             11.20            --     2004
--------------------------------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust
 I
----------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable        $15.13            $17.48         6,108     2007
   Series -- Class A                            14.50             15.13         6,984     2006
                                                13.72             14.50         7,827     2005
                                                12.35             13.72         8,786     2004
                                                10.00             12.35         7,561     2003
----------------------------------------------------------------------------------------------
 Columbia Marsico International                 21.85             25.71         3,968     2007
   Opportunities Fund, Variable Series          18.03             21.85         5,572     2006
   -- Class B                                   15.33             18.03         4,767     2005
                                                13.37             15.33         5,263     2004
                                                10.00             13.37         5,090     2003
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios --               16.17             16.14            --     2007
   MidCap Stock Portfolio -- Initial            15.26             16.17            --     2006
   Shares                                       14.21             15.26            --     2005
                                                12.63             14.21            --     2004
                                                 9.74             12.63            --     2003
                                                10.00              9.74            --     2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment Fund --            10.14              9.04           598     2007
   Money Market Portfolio                        9.85             10.14            --     2006
                                                 9.76              9.85            --     2005
                                                 9.87              9.76            --     2004
                                                 9.98              9.87            --     2003
                                                10.00              9.98            --     2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                8.53             10.46            --     2007
   Growth Fund, Inc. -- Initial Shares           7.94              8.53           585     2006
                                                 7.79              7.94           575     2005
                                                 7.46              7.79           539     2004
                                                 4.57              7.46           565     2003
                                                 8.62              4.57            --     2002
                                                10.00              8.62            --     2001
----------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity VIP --           17.07             16.42            --     2007
   Class B Shares                               14.68             17.07            --     2006
                                                13.89             14.68            --     2005
                                                12.43             13.89            --     2004
                                                 9.61             12.43            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value VIP --          21.87             22.08            --     2007
   Class B Shares                               17.85             21.87            --     2006
                                                16.53             17.85            --     2005
                                                13.39             16.53            --     2004
                                                 9.61             13.39            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B Shares           14.97             16.76            --     2007
                                                15.15             14.97            --     2006
                                                14.92             15.15            --     2005
                                                14.95             14.92            --     2004
                                                10.40             14.95            --     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                         $10.82            $10.81        21,758     2007
                                                                        10.43             10.82        27,567     2006
                                                                        10.21             10.43        23,505     2005
                                                                        10.09             10.21        36,250     2004
                                                                         9.96             10.09        26,638     2003
                                                                        10.00              9.96            --     2002
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     14.38             15.01         2,288     2007
                                                                        14.62             14.38         2,336     2006
                                                                        13.89             14.62         2,274     2005
                                                                        13.29             13.89         2,410     2004
                                                                        10.40             13.29         2,410     2003
                                                                        10.00             10.40            --     2002
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    11.24             12.35            --     2007
                                                                        10.81             11.24            --     2006
                                                                        10.61             10.81            --     2005
                                                                        10.00             10.61            --     2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  13.56             13.76         4,100     2007
                                                                        12.47             13.56         4,396     2006
                                                                        12.39             12.47         4,817     2005
                                                                        11.44             12.39         5,064     2004
                                                                         9.55             11.44         7,968     2003
                                                                         9.58              9.55         3,837     2002
                                                                        10.00              9.58            53     2001
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           18.40             21.83           826     2007
                                                                        16.32             18.40           930     2006
                                                                        14.97             16.32         1,002     2005
                                                                        13.30             14.97           903     2004
                                                                        10.00             13.30         1,979     2003
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    11.13             12.61            --     2007
                                                                        10.56             11.13            --     2006
                                                                        10.35             10.56            --     2005
                                                                        10.00             10.35            --     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.42             11.14            --     2007
                                                                        10.00             10.42            --     2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        15.05             17.36         8,899     2007
                                                                        13.73             15.05        12,607     2006
                                                                        11.97             13.73         6,244     2005
                                                                        10.57             11.97         5,576     2004
                                                                         8.38             10.57         8,161     2003
                                                                         9.43              8.38         3,086     2002
                                                                        10.00              9.43           808     2001
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         15.65             16.43            --     2007
                                                                        13.98             15.65            --     2006
                                                                        11.78             13.98            --     2005
                                                                        11.83             11.78            --     2004
                                                                        10.00             11.83            --     2003
----------------------------------------------------------------------------------------------------------------------

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                          $12.88            $12.83        25,156     2007
                                                                           10.92             12.88        26,754     2006
                                                                           10.52             10.92        26,910     2005
                                                                            9.62             10.52        26,278     2004
                                                                            7.52              9.62        26,370     2003
                                                                            9.23              7.52         9,911     2002
                                                                           10.00              9.23         2,062     2001
-------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                   8.75             12.59         7,993     2007
                                                                            8.35              8.75         8,414     2006
                                                                            8.05              8.35        10,198     2005
                                                                            7.93              8.05        11,174     2004
                                                                            6.09              7.93        12,463     2003
                                                                            8.88              6.09        12,319     2002
                                                                           10.00              8.88           468     2001
-------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                         11.45             10.90         7,921     2007
                                                                           10.31             11.45        10,346     2006
                                                                            9.76             10.31        14,267     2005
                                                                            9.41              9.76        14,660     2004
                                                                            7.75              9.41        15,727     2003
                                                                            9.47              7.75        10,540     2002
                                                                           10.00              9.47           158     2001
-------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                   10.00             10.10            --     2007
-------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                 19.30             21.89         9,930     2007
                                                                           17.46             19.30        10,501     2006
                                                                           15.04             17.46        12,515     2005
                                                                           12.27             15.04        13,468     2004
                                                                            9.02             12.27        26,957     2003
                                                                           10.20              9.02        13,738     2002
                                                                           10.00             10.20         1,571     2001
-------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                        12.94             13.42         2,265     2007
                                                                           11.34             12.94         2,265     2006
                                                                           11.26             11.34            --     2005
                                                                           10.00             11.26            --     2004
-------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                        12.09             12.33           811     2007
                                                                           10.39             12.09         1,745     2006
                                                                           10.00             10.39            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares              14.14             14.77            --     2007
                                                                           12.96             14.14            --     2006
                                                                           13.05             12.96            --     2005
                                                                           12.29             13.05            --     2004
                                                                            9.84             12.29            --     2003
                                                                           10.00              9.84            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2
   Shares                                                                  10.00              9.91            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                          16.90             17.19         1,819     2007
                                                                           14.51             16.90         1,819     2006
                                                                           13.34             14.51         1,819     2005
                                                                           12.05             13.34         1,819     2004
                                                                            9.79             12.05         1,818     2003
                                                                           10.00              9.79            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares             $18.77            $21.31             --    2007
                                                                   15.70             18.77             --    2006
                                                                   14.50             15.70             --    2005
                                                                   12.44             14.50             --    2004
                                                                    9.56             12.44             --    2003
                                                                   10.00              9.56             --    2002
-----------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares         18.08             19.56             --    2007
                                                                   15.17             18.08             --    2006
                                                                   14.90             15.17             --    2005
                                                                   13.09             14.90             --    2004
                                                                   10.09             13.09             --    2003
                                                                   10.00             10.09             --    2002
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares               11.04             11.11             --    2007
                                                                   10.00             11.04             --    2006
-----------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                         11.58             12.54         16,997    2007
   (formerly, Value Equity Fund)                                    9.99             11.58         20,165    2006
                                                                    9.76              9.99         16,770    2005
                                                                    9.06              9.76          6,342    2004
                                                                    7.42              9.06          7,469    2003
                                                                    9.16              7.42          8,216    2002
                                                                   10.00              9.16             --    2001
-----------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                    11.35             11.70          3,110    2007
                                                                   11.06             11.35          2,929    2006
                                                                   11.02             11.06          2,818    2005
                                                                   10.83             11.02          3,343    2004
                                                                   10.63             10.83          2,648    2003
                                                                   10.00             10.63             --    2002
-----------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                            14.13             15.65         17,818    2007
                                                                   13.25             14.13         18,261    2006
                                                                   12.06             13.25         20,514    2005
                                                                   10.57             12.06         11,511    2004
                                                                    8.08             10.57         11,435    2003
                                                                    9.53              8.08         17,118    2002
                                                                   10.00              9.53             --    2001
-----------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                 1.03              1.06         29,200    2007
                                                                    1.00              1.03         34,658    2006
                                                                    0.99              1.00         33,949    2005
                                                                    1.00              0.99         49,033    2004
                                                                    1.01              1.00        123,772    2003
                                                                    1.01              1.01        179,540    2002
                                                                    1.00              1.01          9,904    2001
-----------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                     10.31             10.68          2,497    2007
                                                                    9.61             10.31          2,594    2006
                                                                    9.65              9.61          2,674    2005
                                                                    9.16              9.65          2,675    2004
                                                                    7.23              9.16          2,768    2003
                                                                    9.30              7.23          1,795    2002
                                                                   10.00              9.30             29    2001
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                    23.36             19.56          1,449    2007
                                                                   17.86             23.36          1,420    2006
                                                                   16.24             17.86          1,389    2005
                                                                   12.48             16.24          1,406    2004
                                                                   10.00             12.48          1,901    2003
-----------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                   $11.18            $11.56        38,662     2007
                                                            9.85             11.18        41,803     2006
                                                            9.58              9.85        47,120     2005
                                                            8.82              9.58        42,619     2004
                                                            6.99              8.82        47,772     2003
                                                            9.16              6.99        34,661     2002
                                                           10.00              9.16         2,381     2001
---------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                  15.08             15.18        19,549     2007
                                                           13.54             15.08        20,364     2006
                                                           12.56             13.54        21,399     2005
                                                           11.09             12.56        13,726     2004
                                                            9.09             11.09        14,785     2003
                                                           10.73              9.09         8,759     2002
                                                           10.00             10.73         1,266     2001
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                      13.86             15.22        17,188     2007
                                                           12.39             13.86        14,668     2006
                                                           12.15             12.39        15,026     2005
                                                           11.42             12.15         9,115     2004
                                                           10.00             11.42         8,700     2003
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                      10.61             11.64            --     2007
                                                           10.00             10.61            --     2006
---------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                       10.89             11.56        14,855     2007
                                                            9.53             10.89        14,866     2006
                                                            9.46              9.53        14,866     2005
                                                            8.89              9.46         4,238     2004
                                                            7.33              8.89         4,238     2003
                                                            9.23              7.33         5,075     2002
                                                           10.00              9.23            28     2001
---------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         12.99             13.19            --     2007
                                                           11.37             12.99            --     2006
                                                           10.00             11.37            --     2005
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                     12.20             13.23        16,510     2007
                                                           11.24             12.20        20,331     2006
                                                           10.61             11.24        23,284     2005
                                                            9.96             10.61        26,410     2004
                                                            8.91              9.96        36,951     2003
                                                            9.70              8.91        41,381     2002
                                                           10.00              9.70         2,523     2001
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                        11.55             15.51         2,050     2007
                                                           10.76             11.55         2,064     2006
                                                            9.72             10.76         2,542     2005
                                                            8.38              9.72         1,121     2004
                                                            7.08              8.38         1,277     2003
                                                            8.57              7.08         1,214     2002
                                                           10.00              8.57         1,718     2001
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares         11.36             13.60         2,382     2007
                                                           10.86             11.36         6,250     2006
                                                            9.83             10.86         7,491     2005
                                                            8.75              9.83         7,784     2004
                                                            7.05              8.75         8,446     2003
                                                           10.18              7.05         5,576     2002
                                                           10.00             10.18            --     2001
---------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares           $ 7.63            $ 9.14            --     2007
                                                            7.20              7.63            --     2006
                                                            6.56              7.20            --     2005
                                                            6.63              6.56            --     2004
                                                            4.60              6.63           332     2003
                                                            7.93              4.60           333     2002
                                                           10.00              7.93           333     2001
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares         18.03             22.70         1,242     2007
                                                           12.50             18.03         1,255     2006
                                                            9.64             12.50         2,650     2005
                                                            8.25              9.64         3,017     2004
                                                            6.24              8.25         2,519     2003
                                                            8.54              6.24           891     2002
                                                           10.00              8.54           470     2001
---------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares              8.66              9.77         1,325     2007
                                                            7.92              8.66         6,046     2006
                                                            7.74              7.92         6,286     2005
                                                            7.55              7.74         6,555     2004
                                                            5.84              7.55         6,859     2003
                                                            8.10              5.84         4,967     2002
                                                           10.00              8.10            --     2001
---------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares               10.72             12.83         1,125     2007
                                                            9.62             10.72         1,125     2006
                                                            8.73              9.62         1,203     2005
                                                            7.37              8.73        11,725     2004
                                                            5.56              7.37         2,927     2003
                                                            7.86              5.56         1,801     2002
                                                           10.00              7.86            --     2001
---------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares              9.38             10.09         3,882     2007
                                                            8.09              9.38         4,134     2006
                                                            7.79              8.09         7,775     2005
                                                            7.58              7.79         8,454     2004
                                                            6.23              7.58         9,263     2003
                                                            8.53              6.23        10,366     2002
                                                           10.00              8.53           440     2001
---------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
---------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                  11.04             10.23        21,774     2007
                                                           10.77             11.04            --     2006
                                                           10.66             10.77            --     2005
                                                           10.39             10.66            --     2004
                                                           10.19             10.39            --     2003
                                                           10.00             10.19            --     2002
---------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                  19.56             21.03            --     2007
                                                           16.29             19.56            --     2006
                                                           14.96             16.29            --     2005
                                                           12.85             14.96            --     2004
                                                            9.87             12.85            --     2003
                                                           10.00              9.87            --     2002
---------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                         19.03             19.17         1,695     2007
                                                           16.56             19.03         1,696     2006
                                                           15.42             16.56         1,695     2005
                                                           12.95             15.42         1,695     2004
                                                            9.87             12.95         1,695     2003
                                                           10.00              9.87            --     2002
---------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                                             $18.49            $17.15         1,721     2007
                                                                                16.34             18.49         1,721     2006
                                                                                16.07             16.34         1,721     2005
                                                                                12.85             16.07         1,721     2004
                                                                                 9.61             12.85         1,721     2003
                                                                                10.00              9.61            --     2002
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio                                 15.22             15.21            --     2007
                                                                                13.27             15.22            --     2006
                                                                                13.31             13.27            --     2005
                                                                                12.36             13.31            --     2004
                                                                                 9.81             12.36            --     2003
                                                                                10.00              9.81            --     2002
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                                 10.70             11.17            --     2007
                                                                                10.00             10.70            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       10.43             10.90            --     2007
                                                                                10.00             10.43            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1              11.00             11.94            --     2007
                                                                                10.00             11.00            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1              9.99             11.52            --     2007
                                                                                10.00              9.99            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                    10.86             11.22            --     2007
                                                                                10.00             10.86            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                 10.43             11.03            --     2007
                                                                                10.00             10.43            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                 10.21             11.20            --     2007
                                                                                10.00             10.21            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1         10.27             10.38            --     2007
                                                                                10.00             10.27            --     2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          15.78             15.58            --     2007
                                                                                14.48             15.78            --     2006
                                                                                13.43             14.48            --     2005
                                                                                12.56             13.43            --     2004
                                                                                10.00             12.56            --     2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.65              9.99            --     2007
                                                                                10.55             11.65            --     2006
                                                                                10.00             10.55            --     2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           16.24              9.49            --     2007
                                                                                14.00             16.24            --     2006
                                                                                13.73             14.00            --     2005
                                                                                12.92             13.73            --     2004
                                                                                10.00             12.92            --     2003
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   8.62              9.41         6,001     2007
                                                                                 8.17              8.62         5,923     2006
                                                                                 7.97              8.17         6,448     2005
                                                                                 7.44              7.97         6,521     2004
                                                                                 6.17              7.44         5,766     2003
                                                                                 8.67              6.17        15,424     2002
                                                                                10.00              8.67           504     2001
------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $10.65            $11.52         5,083     2007
                                                                      9.61             10.65         5,254     2006
                                                                      9.13              9.61         5,385     2005
                                                                      8.35              9.13         5,849     2004
                                                                      6.97              8.35         5,421     2003
                                                                      8.99              6.97         5,971     2002
                                                                     10.00              8.99           426     2001
-------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                10.22             10.28         4,208     2007
                                                                      9.21             10.22         4,402     2006
                                                                      8.91              9.21         4,693     2005
                                                                      8.53              8.91         4,837     2004
                                                                      6.50              8.53         4,938     2003
                                                                      9.69              6.50         2,072     2002
                                                                     10.00              9.69            --     2001
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares             12.31             12.52            --     2007
                                                                     11.76             12.31            --     2006
                                                                     11.77             11.76            --     2005
                                                                     11.13             11.77            --     2004
                                                                     10.27             11.13            --     2003
                                                                     10.00             10.27            --     2002
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 13.83             14.14            --     2007
                                                                     12.59             13.83            --     2006
                                                                     12.48             12.59            --     2005
                                                                     11.43             12.48            --     2004
                                                                     10.02             11.43            --     2003
                                                                     10.00             10.02            --     2002
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    15.06             18.90         7,742     2007
                                                                     11.69             15.06        12,726     2006
                                                                     10.20             11.69         7,153     2005
                                                                      7.99             10.20         8,475     2004
                                                                      5.99              7.99         7,726     2003
                                                                      7.90              5.99         8,996     2002
                                                                     10.00              7.90            62     2001
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     12.16             16.33           106     2007
                                                                     11.14             12.16            --     2006
                                                                     10.93             11.14            --     2005
                                                                     10.00             10.93            --     2004
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         14.58             12.37            --     2007
                                                                     13.77             14.58           238     2006
                                                                     13.35             13.77           267     2005
                                                                     12.73             13.35           109     2004
                                                                      9.91             12.73            --     2003
                                                                     10.00              9.91            --     2002
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            15.26             16.33           213     2007
                                                                     13.22             15.26         7,457     2006
                                                                     11.78             13.22         8,070     2005
                                                                     10.08             11.78        14,961     2004
                                                                      7.17             10.08         8,202     2003
                                                                      9.39              7.17         3,631     2002
                                                                     10.00              9.39           924     2001
-------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                         $11.48            $15.92         7,003     2007
                                                                             10.17             11.48        23,006     2006
                                                                              9.78             10.17        25,255     2005
                                                                              9.11              9.78        23,156     2004
                                                                              7.33              9.11        34,292     2003
                                                                              9.20              7.33        24,867     2002
                                                                             10.00              9.20         2,197     2001
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                19.07             11.76        20,053     2007
                                                                             16.91             19.07         4,327     2006
                                                                             15.67             16.91         4,358     2005
                                                                             13.37             15.67         4,764     2004
                                                                              9.40             13.37         4,423     2003
                                                                             10.00              9.40            --     2002
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               15.66             18.49         3,734     2007
                                                                             15.51             15.66           112     2006
                                                                             14.08             15.51           112     2005
                                                                             11.99             14.08           126     2004
                                                                             10.00             11.99           126     2003
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.70             11.38            --     2007
                                                                             10.39             10.70            --     2006
                                                                             10.00             10.39            --     2005
---------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative              11.94             12.16         1,466     2007
   Class Shares                                                              11.88             11.94         1,504     2006
                                                                             11.49             11.88         1,537     2005
                                                                             11.06             11.49         1,583     2004
                                                                             11.00             11.06         1,590     2003
                                                                             10.37             11.00         1,640     2002
                                                                             10.00             10.34           797     2001
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        13.93             14.18        15,878     2007
                                                                             12.99             13.93        17,739     2006
                                                                             12.68             12.99        18,941     2005
                                                                             11.77             12.68        19,854     2004
                                                                              9.74             11.77        26,070     2003
                                                                             10.03              9.74        13,819     2002
                                                                             10.00             10.03           317     2001
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         13.66             14.74         8,388     2007
                                                                             13.73             13.66        18,565     2006
                                                                             13.33             13.73        19,045     2005
                                                                             12.60             13.33        18,407     2004
                                                                             12.33             12.60        23,243     2003
                                                                             10.49             12.33        27,306     2002
                                                                             10.00             10.66        10,046     2001
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.20             10.77            --     2007
                                                                              9.97             10.20            --     2006
                                                                             10.00              9.97            --     2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      12.41             13.27        41,668     2007
                                                                             12.15             12.41        53,436     2006
                                                                             12.06             12.15        55,425     2005
                                                                             11.69             12.06        64,580     2004
                                                                             11.32             11.69        85,023     2003
                                                                             10.51             11.32        62,340     2002
                                                                             10.00             10.55         8,306     2001
---------------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                    $14.55            $20.17            --     2007
                                                            14.59             14.55            --     2006
                                                            13.01             14.59            --     2005
                                                            12.13             13.01            --     2004
                                                            10.00             12.13            --     2003
----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         18.63             15.96            --     2007
                                                            16.67             18.63            --     2006
                                                            13.98             16.67            --     2005
                                                            12.34             13.98            --     2004
                                                            10.00             12.34            --     2003
----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            17.77             25.81            --     2007
                                                            14.84             17.77            --     2006
                                                            10.00             14.84            --     2005
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                      8.21              9.51         3,344     2007
   (formerly, OTC Fund)                                      7.89              8.21         3,347     2006
                                                             7.94              7.89         3,335     2005
                                                             7.38              7.94         8,330     2004
                                                             5.16              7.38         4,636     2003
                                                             8.58              5.16         5,514     2002
                                                            10.00              8.58            --     2001
----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares            10.00              9.74            --     2007
----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                     13.95             13.40           712     2007
                                                            12.22             13.95           690     2006
                                                            11.94             12.22         1,254     2005
                                                            10.34             11.94         1,461     2004
                                                             8.03             10.34         1,315     2003
                                                            10.00              8.03            --     2002
----------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares              9.57             10.98         1,551     2007
                                                             9.48              9.57         1,515     2006
                                                             8.96              9.48         1,490     2005
                                                             8.53              8.96            41     2004
                                                             7.25              8.53            12     2003
                                                            10.00              7.25            --     2002
----------------------------------------------------------------------------------------------------------
XTF Advisors Trust
----------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                       10.00              9.86            --     2007
----------------------------------------------------------------------------------------------------------

   Each Annuitant Age 70 or Younger With the Enhanced Payment Benefit Option

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $16.22            $16.17         58,697    2007
                                                                          14.59             16.22         67,635    2006
                                                                          14.06             14.59         69,455    2005
                                                                          12.89             14.06         62,802    2004
                                                                          10.00             12.89         19,517    2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   11.08             12.21         32,969    2007
                                                                          10.59             11.08         35,344    2006
                                                                           9.89             10.59         16,101    2005
                                                                           9.43              9.89         16,724    2004
                                                                           7.40              9.43         12,730    2003
                                                                          10.00              7.40          5,694    2002
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.80             11.49         23,773    2007
                                                                          10.00             10.80         25,521    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    16.07             14.90         18,958    2007
                                                                          11.48             16.07          9,702    2006
                                                                          10.00             11.48          1,448    2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Service II shares                 15.49             17.44         43,013    2007
                                                                          12.31             15.49         28,317    2006
                                                                          10.63             12.31         19,585    2005
                                                                          10.00             10.63             --    2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.19             11.60         19,076    2007
                                                                          10.00             10.19         17,928    2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.19         12,119    2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                14.81             17.47         13,813    2007
                                                                          13.89             14.81         10,480    2006
                                                                          13.62             13.89         10,326    2005
                                                                          13.17             13.62          9,531    2004
                                                                          10.00             13.17          8,384    2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                12.75             13.16        261,460    2007
                                                                          11.08             12.75        276,360    2006
                                                                          10.76             11.08        284,268    2005
                                                                           9.84             10.76        261,035    2004
                                                                           7.56              9.84        169,732    2003
                                                                          10.00              7.56         70,629    2002
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              16.07             16.69        118,738    2007
                                                                          12.08             16.07         72,270    2006
                                                                          10.54             12.08         22,694    2005
                                                                          10.00             10.54          3,222    2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 10.20             11.40         90,018    2007
                                                                          10.43             10.20        105,678    2006
                                                                           9.23             10.43         90,714    2005
                                                                           8.66              9.23         86,258    2004
                                                                           7.13              8.66         66,220    2003
                                                                          10.00              7.13         10,095    2002
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 12.53             14.01          4,222    2007
                                                                          11.52             12.53          4,082    2006
                                                                          11.16             11.52          6,126    2005
                                                                           9.92             11.16          6,232    2004
                                                                           6.78              9.92          8,989    2003
                                                                          10.00              6.78          7,344    2002
------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 $16.52            $16.24        43,684     2007
                                                                      14.33             16.52        18,291     2006
                                                                      13.92             14.33        17,840     2005
                                                                      12.52             13.92        11,847     2004
                                                                       9.84             12.52         8,523     2003
                                                                      10.00              9.84            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                    18.48             10.72        33,862     2007
                                                                      15.02             18.48        16,433     2006
                                                                      13.48             15.02        11,433     2005
                                                                      11.92             13.48         8,770     2004
                                                                       9.73             11.92         2,047     2003
                                                                      10.00              9.73            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                         12.33             21.47        20,561     2007
                                                                      12.96             12.33        46,439     2006
                                                                      12.89             12.96        45,479     2005
                                                                      11.83             12.89        29,179     2004
                                                                       9.63             11.83           662     2003
                                                                      10.00              9.63            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                            17.12             14.68            --     2007
                                                                      14.66             17.12        42,861     2006
                                                                      14.18             14.66        94,935     2005
                                                                      12.61             14.18        97,809     2004
                                                                       9.94             12.61        87,690     2003
                                                                      10.00              9.94        63,811     2002
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                             9.95             15.98        97,398     2007
                                                                       9.95              9.95        23,394     2006
                                                                      10.00              9.95        15,057     2005
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 13.13             13.12        14,939     2007
                                                                      10.97             13.13        13,267     2006
                                                                      10.87             10.97         6,660     2005
                                                                      10.00             10.87         2,080     2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           12.66             14.55        64,366     2007
                                                                      11.05             12.66        59,034     2006
                                                                      10.00             11.05         2,538     2005
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            12.41             13.19        10,679     2007
                                                                      11.80             12.41         5,169     2006
                                                                      10.85             11.80         4,175     2005
                                                                      10.00             10.85         2,808     2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         13.41             13.05         7,326     2007
                                                                      12.14             13.41         7,477     2006
                                                                      11.21             12.14         7,452     2005
                                                                      10.00             11.21         1,463     2004
--------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
--------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            15.16             17.53        46,340     2007
                                                                      14.52             15.16        39,260     2006
                                                                      13.74             14.52        43,137     2005
                                                                      12.35             13.74        32,534     2004
                                                                      10.00             12.35        17,018     2003
--------------------------------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Columbia Marsico International                $21.89            $25.77         66,439    2007
   Opportunities Fund, Variable Series          18.05             21.89         48,654    2006
   -- Class B                                   15.35             18.05         41,320    2005
                                                13.38             15.35         29,327    2004
                                                10.00             13.38          8,270    2003
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios --               16.21             16.19          3,029    2007
   MidCap Stock Portfolio --                    15.29             16.21          3,847    2006
   Initial Shares                               14.23             15.29          3,849    2005
                                                12.63             14.23          3,913    2004
                                                 9.75             12.63          1,353    2003
                                                10.00              9.75             --    2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment Fund --            10.17             10.65         21,392    2007
   Money Market Portfolio                        9.88             10.17         56,061    2006
                                                 9.78              9.88         50,673    2005
                                                 9.88              9.78         57,513    2004
                                                 9.99              9.88            550    2003
                                                10.00              9.99             --    2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible               10.05             10.49         77,383    2007
   Growth Fund, Inc. -- Initial Shares           9.35             10.05         22,401    2006
                                                 9.17              9.35         21,848    2005
                                                 8.77              9.17         18,353    2004
                                                 7.08              8.77          2,414    2003
                                                10.00              7.08             --    2002
----------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity VIP --           17.11             16.47         29,092    2007
   Class B Shares                               14.71             17.11         35,208    2006
                                                13.90             14.71         30,460    2005
                                                12.44             13.90         29,297    2004
                                                 9.61             12.44         17,801    2003
                                                10.00              9.61             --    2002
----------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value VIP --          21.92             22.14         46,708    2007
   Class B Shares                               17.88             21.92         40,177    2006
                                                16.55             17.88         25,761    2005
                                                13.40             16.55         20,023    2004
                                                 9.62             13.40          3,257    2003
                                                10.00              9.62             --    2002
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B Shares           15.00             16.81          8,955    2007
                                                15.18             15.00         10,491    2006
                                                14.94             15.18         10,180    2005
                                                14.96             14.94          6,392    2004
                                                10.40             14.96          2,760    2003
                                                10.00             10.40             --    2002
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.85             10.84        408,685    2007
                                                10.44             10.85        328,257    2006
                                                10.22             10.44        333,526    2005
                                                10.10             10.22        250,029    2004
                                                 9.97             10.10         28,306    2003
                                                10.00              9.97             --    2002
----------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                    $14.41            $15.05         43,400    2007
                                                                        14.64             14.41         44,402    2006
                                                                        13.90             14.64         41,445    2005
                                                                        13.30             13.90         33,095    2004
                                                                        10.40             13.30         13,554    2003
                                                                        10.00             10.40             --    2002
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    11.26             12.37             --    2007
                                                                        10.82             11.26             --    2006
                                                                        10.62             10.82             --    2005
                                                                        10.00             10.62             --    2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  13.94             14.15         91,344    2007
                                                                        12.81             13.94         94,075    2006
                                                                        12.73             12.81         86,487    2005
                                                                        11.75             12.73         71,122    2004
                                                                         9.80             11.75         37,414    2003
                                                                        10.00              9.80         12,646    2002
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           18.43             21.88         92,293    2007
                                                                        16.35             18.43         89,803    2006
                                                                        14.98             16.35         83,653    2005
                                                                        13.30             14.98         65,988    2004
                                                                         7.92             13.30         17,950    2003
                                                                        10.00              7.92          2,767    2002
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    11.15             12.63          1,779    2007
                                                                        10.57             11.15          2,883    2006
                                                                        10.35             10.57            497    2005
                                                                        10.00             10.35            519    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.42             11.15          5,676    2007
                                                                        10.00             10.42          1,184    2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        15.80             18.24        455,408    2007
                                                                        14.41             15.80        450,637    2006
                                                                        12.55             14.41        398,677    2005
                                                                        11.08             12.55        266,394    2004
                                                                         8.78             11.08        135,316    2003
                                                                        10.00              8.78         60,564    2002
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         15.68             16.47         11,893    2007
                                                                        14.00             15.68          2,188    2006
                                                                        11.79             14.00          2,040    2005
                                                                        11.83             11.79             97    2004
                                                                        10.00             11.83             --    2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        13.48             13.44        262,655    2007
                                                                        11.43             13.48        240,836    2006
                                                                        11.00             11.43        224,213    2005
                                                                        10.05             11.00        213,582    2004
                                                                         7.85             10.05        102,175    2003
                                                                        10.00              7.85         33,456    2002
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                9.81             13.27        118,434    2007
                                                                         9.35              9.81         96,793    2006
                                                                         9.01              9.35         93,375    2005
                                                                         8.88              9.01        103,478    2004
                                                                         6.81              8.88         62,076    2003
                                                                        10.00              6.81         20,580    2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                        $12.06            $12.22         88,554    2007
                                                                           10.86             12.06        131,807    2006
                                                                           10.27             10.86        134,916    2005
                                                                            9.89             10.27        120,440    2004
                                                                            8.15              9.89         33,551    2003
                                                                           10.00              8.15         19,172    2002
-------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                   10.00             10.10         10,387    2007
-------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                 18.81             21.34        182,011    2007
                                                                           17.00             18.81        200,338    2006
                                                                           14.64             17.00        203,574    2005
                                                                           11.94             14.64        146,394    2004
                                                                            8.77             11.94         95,913    2003
                                                                           10.00              8.77         48,119    2002
-------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Shares 2                       12.96             13.44         10,953    2007
                                                                           11.35             12.96          3,620    2006
                                                                           11.26             11.35          2,081    2005
                                                                           10.00             11.26          1,000    2004
-------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                        12.10             12.35        342,850    2007
                                                                           10.40             12.10        182,453    2006
                                                                           10.00             10.40         28,591    2005
-------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares              14.17             14.81         25,227    2007
                                                                           12.99             14.17         22,384    2006
                                                                           13.06             12.99         19,756    2005
                                                                           12.30             13.06         17,459    2004
                                                                            9.85             12.30          6,139    2003
                                                                           10.00              9.85             --    2002
-------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2         10.00              9.91         24,088    2007
   Shares
-------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                          16.93             17.24         70,264    2007
                                                                           14.53             16.93         35,958    2006
                                                                           13.36             14.53         22,235    2005
                                                                           12.05             13.36         22,138    2004
                                                                            9.79             12.05          6,192    2003
                                                                           10.00              9.79             --    2002
-------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                      18.81             21.36        111,977    2007
                                                                           15.74             18.81         93,313    2006
                                                                           14.52             15.74         77,610    2005
                                                                           12.45             14.52         71,929    2004
                                                                            9.57             12.45         43,314    2003
                                                                           10.00              9.57             --    2002
-------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                 18.12             19.61         19,180    2007
                                                                           15.20             18.12         14,426    2006
                                                                           14.92             15.20         12,832    2005
                                                                           13.10             14.92          6,665    2004
                                                                           10.09             13.10            896    2003
                                                                           10.00             10.09             --    2002
-------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                       11.04             11.12         48,756    2007
                                                                           10.00             11.04          3,722    2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                      Number of
                                                    Accumulation      Accumulation  Accumulation
                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                      Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares             $12.32            $13.34          69,417   2007
   (formerly, Value Equity Fund)                        10.62             12.32          73,466   2006
                                                        10.37             10.62          75,513   2005
                                                         9.62             10.37          74,152   2004
                                                         7.88              9.62          57,237   2003
                                                        10.00              7.88          26,584   2002
------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         11.38             11.74         143,743   2007
                                                        11.08             11.38         185,744   2006
                                                        11.03             11.08         143,594   2005
                                                        10.84             11.03         156,106   2004
                                                        10.64             10.84          84,484   2003
                                                        10.00             10.64           1,450   2002
------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 14.05             15.56          85,425   2007
                                                        13.17             14.05          89,965   2006
                                                        11.98             13.17          89,802   2005
                                                        10.49             11.98          85,624   2004
                                                         8.02             10.49          60,649   2003
                                                        10.00              8.02          28,293   2002
------------------------------------------------------------------------------------------------------
  Money Market Fund                                      1.02              1.06       2,980,878   2007
                                                         0.99              1.02       2,048,298   2006
                                                         0.98              0.99         998,082   2005
                                                         0.99              0.98       1,138,513   2004
                                                         1.00              0.99         689,523   2003
                                                         1.00              1.00         449,804   2002
------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          10.86             11.26          52,027   2007
                                                        10.12             10.86          52,055   2006
                                                        10.15             10.12          56,444   2005
                                                         9.64             10.15          51,834   2004
                                                         7.60              9.64          36,081   2003
                                                        10.00              7.60          11,446   2002
------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         23.41             19.61          57,828   2007
                                                        17.88             23.41          67,948   2006
                                                        16.25             17.88          65,785   2005
                                                        12.48             16.25          46,125   2004
                                                        10.00             12.48          13,021   2003
------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 12.08             12.49         701,121   2007
                                                        10.63             12.08         656,915   2006
                                                        10.34             10.63         692,994   2005
                                                         9.51             10.34         695,382   2004
                                                         7.54              9.51         337,746   2003
                                                        10.00              7.54          46,625   2002
------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               13.98             14.09         109,253   2007
                                                        12.54             13.98         114,129   2006
                                                        11.64             12.54         113,582   2005
                                                        10.27             11.64         103,448   2004
                                                         8.41             10.27          91,102   2003
                                                        10.00              8.41          51,245   2002
------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   13.89             15.26         338,103   2007
                                                        12.41             13.89         288,046   2006
                                                        12.16             12.41         235,563   2005
                                                        11.42             12.16         202,048   2004
                                                        10.00             11.42          31,429   2003
------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                     $10.61            $11.65         71,941    2007
                                                           10.00             10.61         34,598    2006
---------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                       11.59             12.32         28,392    2007
                                                           10.14             11.59         29,534    2006
                                                           10.05             10.14         28,946    2005
                                                            9.45             10.05         23,804    2004
                                                            7.79              9.45         20,235    2003
                                                           10.00              7.79         12,337    2002
---------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         13.01             13.21         12,116    2007
                                                           11.38             13.01          8,843    2006
                                                           10.00             11.38         11,969    2005
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                     12.48             13.54        175,889    2007
                                                           11.48             12.48        188,674    2006
                                                           10.84             11.48        183,799    2005
                                                           10.17             10.84        190,850    2004
                                                            9.09             10.17        167,564    2003
                                                           10.00              9.09         80,645    2002
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                        13.77             18.51         26,329    2007
                                                           12.82             13.77         12,186    2006
                                                           11.58             12.82          4,198    2005
                                                            9.97             11.58          4,628    2004
                                                            8.43              9.97          3,856    2003
                                                           10.00              8.43             --    2002
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares         12.25             14.67          2,933    2007
                                                           11.71             12.25          2,954    2006
                                                           10.59             11.71          2,972    2005
                                                            9.42             10.59          2,737    2004
                                                            7.59              9.42          2,674    2003
                                                           10.00              7.59            198    2002
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares             9.90             11.86          3,816    2007
                                                            9.33              9.90          4,100    2006
                                                            8.50              9.33          4,143    2005
                                                            8.59              8.50          4,611    2004
                                                            5.96              8.59          4,316    2003
                                                           10.00              5.96          3,896    2002
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares         21.24             26.75         22,555    2007
                                                           14.72             21.24         24,706    2006
                                                           11.34             14.72         29,607    2005
                                                            9.71             11.34         33,797    2004
                                                            7.33              9.71         30,783    2003
                                                           10.00              7.33          5,962    2002
---------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares             10.51             11.87          9,059    2007
                                                            9.61             10.51          4,750    2006
                                                            9.39              9.61          6,190    2005
                                                            9.16              9.39          8,425    2004
                                                            7.08              9.16          9,756    2003
                                                           10.00              7.08          6,285    2002
---------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares               14.96             17.92          5,152    2007
                                                           13.42             14.96          6,425    2006
                                                           12.17             13.42          7,075    2005
                                                           10.27             12.17          7,352    2004
                                                            7.74             10.27          6,079    2003
                                                           10.00              7.74          5,577    2002
---------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                             $11.08            $11.92         19,547    2007
                                                                             9.54             11.08         23,034    2006
                                                                             9.19              9.54         37,897    2005
                                                                             8.93              9.19         34,824    2004
                                                                             7.34              8.93         40,941    2003
                                                                            10.00              7.34         33,137    2002
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                                   11.06             11.03        141,931    2007
                                                                            10.79             11.06        139,417    2006
                                                                            10.64             10.79        143,327    2005
                                                                            10.40             10.64         99,245    2004
                                                                            10.19             10.40         23,893    2003
                                                                            10.00             10.19             --    2002
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                                   19.60             21.08         20,705    2007
                                                                            16.32             19.60         14,622    2006
                                                                            14.98             16.32          7,521    2005
                                                                            12.86             14.98          4,494    2004
                                                                             9.87             12.86            950    2003
                                                                            10.00              9.87             --    2002
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                                          19.07             19.23        144,879    2007
                                                                            16.59             19.07        151,223    2006
                                                                            15.44             16.59        152,287    2005
                                                                            12.96             15.44        122,140    2004
                                                                            10.16             12.96         52,773    2003
                                                                            10.00             10.16             --    2002
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                                          18.53             17.20         17,010    2007
                                                                            16.37             18.53         17,540    2006
                                                                            16.09             16.37         18,831    2005
                                                                            12.86             16.09         15,882    2004
                                                                             9.61             12.86          4,609    2003
                                                                            10.00              9.61             --    2002
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio                             15.25             15.25          8,070    2007
                                                                            13.29             15.25          8,431    2006
                                                                            13.33             13.29          9,679    2005
                                                                            12.37             13.33          8,192    2004
                                                                             9.82             12.37          2,737    2003
                                                                            10.00              9.82             --    2002
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                    10.70             11.18          1,421    2007
                                                                            10.00             10.70             --    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                   10.43             10.91         15,013    2007
                                                                            10.00             10.43          1,294    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1          11.00             11.95          4,714    2007
                                                                            10.00             11.00             --    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1          9.99             11.53            756    2007
                                                                            10.00              9.99             --    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                10.86             11.23          2,854    2007
                                                                            10.00             10.86             --    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1             10.43             11.04          4,057    2007
                                                                            10.00             10.43          2,350    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1             10.21             11.21            443    2007
                                                                            10.00             10.21             --    2006
--------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1        $10.27            $10.39          4,659    2007
                                                                                10.00             10.27             --    2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          15.81             15.61         23,671    2007
                                                                                14.51             15.81         23,371    2006
                                                                                13.45             14.51         12,396    2005
                                                                                12.56             13.45          4,016    2004
                                                                                10.00             12.56          2,366    2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.66              9.99            956    2007
                                                                                10.55             11.66             --    2006
                                                                                10.00             10.55             --    2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           16.27              9.49         26,897    2007
                                                                                14.02             16.27         14,626    2006
                                                                                13.74             14.02         11,983    2005
                                                                                12.92             13.74          9,185    2004
                                                                                10.00             12.92          1,498    2003
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.14             11.08         78,688    2007
                                                                                 9.61             10.14         79,976    2006
                                                                                 9.37              9.61         91,062    2005
                                                                                 8.73              9.37         82,552    2004
                                                                                 7.24              8.73         51,479    2003
                                                                                10.00              7.24         20,603    2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         11.78             12.76        139,552    2007
                                                                                10.62             11.78        148,657    2006
                                                                                10.09             10.62        184,962    2005
                                                                                 9.23             10.09        178,250    2004
                                                                                 7.70              9.23         86,862    2003
                                                                                10.00              7.70         35,076    2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           10.77             10.84         41,039    2007
                                                                                 9.69             10.77         48,224    2006
                                                                                 9.38              9.69         49,351    2005
                                                                                 8.97              9.38         48,727    2004
                                                                                 6.83              8.97         45,717    2003
                                                                                10.00              6.83          7,509    2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        12.33             12.55         39,714    2007
                                                                                11.78             12.33         35,099    2006
                                                                                11.78             11.78         29,430    2005
                                                                                11.13             11.78         13,199    2004
                                                                                10.28             11.13          5,724    2003
                                                                                10.00             10.28             --    2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            13.86             14.17         97,491    2007
                                                                                12.62             13.86        100,223    2006
                                                                                12.50             12.62         78,093    2005
                                                                                11.44             12.50         38,814    2004
                                                                                10.03             11.44          5,547    2003
                                                                                10.00             10.03             --    2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               20.12             25.26         86,763    2007
                                                                                15.61             20.12         84,637    2006
                                                                                13.61             15.61         51,763    2005
                                                                                10.65             13.61         34,079    2004
                                                                                 7.99             10.65          8,480    2003
                                                                                10.00              7.99          4,054    2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                    $12.17            $16.37         11,265
                                                                                     11.16             12.17         53,690
                                                                                     10.94             11.16         51,345
                                                                                     10.00             10.94         10,799
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                         14.61             12.39         46,790
                                                                                     13.79             14.61        207,571
                                                                                     13.37             13.79        218,436
                                                                                     12.74             13.37        199,631
                                                                                      9.91             12.74         66,420
                                                                                     10.00              9.91             --
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                            15.97             16.37        187,130
                                                                                     13.83             15.97        179,899
                                                                                     12.32             13.83        154,205
                                                                                     10.53             12.32        116,739
                                                                                      7.49             10.53         89,718
                                                                                     10.00              7.49         47,524
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                  12.29             16.67        191,919
                                                                                     10.89             12.29        342,806
                                                                                     10.46             10.89        343,711
                                                                                      9.74             10.46        331,477
                                                                                      7.83              9.74        242,188
                                                                                     10.00              7.83        127,593
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                        19.11             12.60        310,406
                                                                                     16.94             19.11        132,372
                                                                                     15.69             16.94        116,049
                                                                                     13.38             15.69         97,208
                                                                                      9.43             13.38         53,612
                                                                                     10.00              9.43             --
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                       15.69             18.54        120,915
                                                                                     15.53             15.69         10,710
                                                                                     14.09             15.53          9,710
                                                                                     11.99             14.09          8,229
                                                                                     10.00             11.99          4,842
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        10.70             11.39          3,099
                                                                                     10.40             10.70          3,487
                                                                                     10.00             10.40          3,762
-------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         11.58             12.17          1,762
                                                                                     11.51             11.58          6,349
                                                                                     11.13             11.51          7,788
                                                                                     10.72             11.13          7,254
                                                                                     10.65             10.72          3,381
                                                                                     10.00             10.65          3,186
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                13.92             14.17        157,655
                                                                                     12.97             13.92        175,777
                                                                                     12.66             12.97        146,080
                                                                                     11.74             12.66        130,738
                                                                                      9.71             11.74         76,350
                                                                                     10.00              9.71         39,904
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 12.99             14.02        201,272
                                                                                     13.03             12.99        227,719
                                                                                     12.66             13.03        240,910
                                                                                     11.96             12.66        200,187
                                                                                     11.70             11.96        130,619
                                                                                     10.00             11.70        101,339
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                              2007
                                                                              2006
                                                                              2005
                                                                              2004
----------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                  2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                     2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                           2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                 2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                 2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares  2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                         2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares        $10.21            $10.79         94,732    2007
                                                                 9.98             10.21         36,640    2006
                                                                10.00              9.98         18,052    2005
--------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         11.75             12.57        574,335    2007
                                                                11.50             11.75        563,996    2006
                                                                11.41             11.50        558,252    2005
                                                                11.05             11.41        507,955    2004
                                                                10.69             11.05        389,832    2003
                                                                10.00             10.69        242,867    2002
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         14.57             20.22         15,035    2007
                                                                14.61             14.57          3,233    2006
                                                                13.02             14.61          2,683    2005
                                                                12.12             13.02          5,487    2004
                                                                10.00             12.12          4,620    2003
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             18.66             16.00          3,211    2007
                                                                16.69             18.66         15,086    2006
                                                                13.99             16.69          3,107    2005
                                                                12.32             13.99            965    2004
                                                                10.00             12.32             --    2003
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                17.78             25.84         17,632    2007
                                                                14.85             17.78         13,480    2006
                                                                10.00             14.85          2,289    2005
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                          9.77             11.33         41,727    2007
   (formerly, OTC Fund)                                          9.39              9.77         45,816    2006
                                                                 9.44              9.39         49,381    2005
                                                                 8.77              9.44         48,742    2004
                                                                 6.13              8.77         26,900    2003
                                                                10.00              6.13         13,798    2002
--------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                10.00              9.75             --    2007
--------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                         13.99             13.44         98,399    2007
                                                                12.25             13.99         96,181    2006
                                                                11.95             12.25         91,949    2005
                                                                10.35             11.95         61,659    2004
                                                                 8.05             10.35         23,679    2003
                                                                10.00              8.05             --    2002
--------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                  9.59             11.01         15,281    2007
                                                                 9.50              9.59         10,706    2006
                                                                 8.97              9.50         10,502    2005
                                                                 8.54              8.97          9,109    2004
                                                                 7.26              8.54          6,477    2003
                                                                10.00              7.26             --    2002
--------------------------------------------------------------------------------------------------------------
XTF Advisors Trust
--------------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                           10.00              9.86          4,592    2007
--------------------------------------------------------------------------------------------------------------

        Each Annuitant Over Age 70 With Enhanced Payment Benefit Option

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $16.10            $16.02         2,386     2007
                                                                          14.51             16.10         2,719     2006
                                                                          14.02             14.51         3,805     2005
                                                                          12.88             14.02         7,503     2004
                                                                          10.00             12.88         6,296     2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   10.97             12.07         4,523     2007
                                                                          10.51             10.97         5,954     2006
                                                                           9.83             10.51         2,675     2005
                                                                           9.39              9.83         2,844     2004
                                                                           7.38              9.39         2,931     2003
                                                                          10.00              7.38            --     2002
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.78             11.45         4,559     2007
                                                                          10.00             10.78         4,163     2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    16.01             14.82         1,190     2007
                                                                          11.46             16.01           154     2006
                                                                          10.00             11.46            --     2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  15.42             17.33         2,445     2007
                                                                          12.28             15.42           665     2006
                                                                          10.62             12.28         2,267     2005
                                                                          10.00             10.62            --     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth -- Series I shares                            10.18             11.56            --     2007
                                                                          10.00             10.18            --     2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.18            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                14.70             17.31           250     2007
                                                                          13.81             14.70           250     2006
                                                                          13.57             13.81           524     2005
                                                                          13.15             13.57         3,077     2004
                                                                          10.00             13.15         3,005     2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                12.63             13.00        68,873     2007
                                                                          10.99             12.63        80,359     2006
                                                                          10.70             10.99        86,656     2005
                                                                           9.80             10.70        87,605     2004
                                                                           7.55              9.80        72,558     2003
                                                                          10.00              7.55        29,436     2002
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              16.00             16.58        10,866     2007
                                                                          12.06             16.00         5,985     2006
                                                                          10.54             12.06         5,913     2005
                                                                          10.00             10.54            --     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 10.10             11.26        11,650     2007
                                                                          10.35             10.10        17,631     2006
                                                                           9.18             10.35        17,191     2005
                                                                           8.62              9.18        19,610     2004
                                                                           7.12              8.62        16,464     2003
                                                                          10.00              7.12         3,300     2002
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 12.40             13.85           984     2007
                                                                          11.42             12.40           984     2006
                                                                          11.10             11.42            --     2005
                                                                           9.88             11.10            --     2004
                                                                           6.77              9.88            --     2003
                                                                          10.00              6.77            --     2002
------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 $16.37            $16.07            --     2007
                                                                      14.23             16.37            --     2006
                                                                      13.86             14.23            --     2005
                                                                      12.49             13.86            --     2004
                                                                       9.84             12.49            --     2003
                                                                      10.00              9.84            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                    18.32             10.66         4,901     2007
                                                                      14.92             18.32           844     2006
                                                                      13.42             14.92         1,594     2005
                                                                      11.89             13.42            --     2004
                                                                       9.73             11.89            --     2003
                                                                      10.00              9.73            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                            12.23             21.24         1,014     2007
                                                                      12.87             12.23           458     2006
                                                                      12.83             12.87         1,225     2005
                                                                      11.80             12.83         1,061     2004
                                                                       9.63             11.80           902     2003
                                                                      10.00              9.63            --     2002
--------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                            16.97             14.53           183     2007
                                                                      14.56             16.97           211     2006
                                                                      14.12             14.56           155     2005
                                                                      12.57             14.12            --     2004
                                                                       9.94             12.57            --     2003
                                                                      10.00              9.94            --     2002
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                             9.91             15.81           211     2007
                                                                       9.93              9.91         4,617     2006
                                                                      10.00              9.93            --     2005
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 13.06             13.02           254     2007
                                                                      10.93             13.06            --     2006
                                                                      10.85             10.93            --     2005
                                                                      10.00             10.85            --     2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           12.62             14.47            --     2007
                                                                      11.03             12.62            --     2006
                                                                      10.00             11.03            --     2005
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            12.34             13.10           270     2007
                                                                      11.75             12.34            --     2006
                                                                      10.84             11.75            --     2005
                                                                      10.00             10.84            --     2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         13.34             12.95           342     2007
                                                                      12.10             13.34           434     2006
                                                                      11.19             12.10            --     2005
                                                                      10.00             11.19            --     2004
--------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
--------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            15.05             17.36         3,789     2007
                                                                      14.45             15.05        11,408     2006
                                                                      13.69             14.45         9,141     2005
                                                                      12.33             13.69         7,853     2004
                                                                      10.00             12.33            --     2003
--------------------------------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Columbia Marsico International                $21.73            $25.53          4,377    2007
   Opportunities Fund, Variable Series          17.95             21.73          2,991    2006
   -- Class B                                   15.30             17.95          2,447    2005
                                                13.36             15.30          1,931    2004
                                                10.00             13.36          1,127    2003
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios --               16.07             16.01            138    2007
   MidCap Stock Portfolio -- Initial            15.18             16.07            168    2006
   Shares                                       14.16             15.18             --    2005
                                                12.60             14.16             --    2004
                                                 9.75             12.60             --    2003
                                                10.00              9.75             --    2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment Fund --            10.08             10.53             --    2007
   Money Market Portfolio                        9.81             10.08          3,383    2006
                                                 9.73              9.81          2,189    2005
                                                 9.85              9.73          3,207    2004
                                                 9.99              9.85             --    2003
                                                10.00              9.99             --    2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                9.95             10.37          7,916    2007
   Growth Fund, Inc. -- Initial Shares           9.27              9.95             --    2006
                                                 9.12              9.27             --    2005
                                                 8.74              9.12             --    2004
                                                 7.06              8.74             --    2003
                                                10.00              7.06             --    2002
----------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity VIP --           16.96             16.29          2,407    2007
   Class B Shares                               14.61             16.96          1,478    2006
                                                13.84             14.61             --    2005
                                                12.40             13.84             --    2004
                                                 9.61             12.40             --    2003
                                                10.00              9.61             --    2002
----------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value VIP --          21.73             21.91            200    2007
   Class B Shares                               17.76             21.73            340    2006
                                                16.47             17.76            386    2005
                                                13.36             16.47            399    2004
                                                 9.62             13.36             38    2003
                                                10.00              9.62             --    2002
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B Shares           14.87             16.63            582    2007
                                                15.08             14.87            582    2006
                                                14.87             15.08            582    2005
                                                14.92             14.87            582    2004
                                                10.40             14.92            582    2003
                                                10.00             10.40             --    2002
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.75             10.72        109,638    2007
                                                10.37             10.75        119,311    2006
                                                10.17             10.37        119,710    2005
                                                10.07             10.17         73,987    2004
                                                 9.97             10.07          8,927    2003
                                                10.00              9.97             --    2002
----------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                    $14.28            $14.89         2,196     2007
                                                                        14.55             14.28         2,277     2006
                                                                        13.84             14.55         2,222     2005
                                                                        13.27             13.84         2,313     2004
                                                                        10.40             13.27         1,094     2003
                                                                        10.00             10.40            --     2002
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    11.20             12.28            --     2007
                                                                        10.78             11.20            --     2006
                                                                        10.60             10.78            --     2005
                                                                        10.00             10.60            --     2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  13.81             13.99        16,058     2007
                                                                        12.71             13.81        15,487     2006
                                                                        12.66             12.71         9,934     2005
                                                                        11.70             12.66         8,133     2004
                                                                         9.78             11.70        10,220     2003
                                                                        10.00              9.78         1,030     2002
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           18.30             21.67         8,414     2007
                                                                        16.26             18.30        10,286     2006
                                                                        14.93             16.26         7,779     2005
                                                                        13.28             14.93         5,995     2004
                                                                         7.90             13.28         3,471     2003
                                                                        10.00              7.90           427     2002
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    11.09             12.54            --     2007
                                                                        10.53             11.09            --     2006
                                                                        10.34             10.53            --     2005
                                                                        10.00             10.34            --     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.41             11.11           880     2007
                                                                        10.00             10.41            --     2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        15.65             18.02        40,009     2007
                                                                        14.30             15.65        50,160     2006
                                                                        12.48             14.30        53,025     2005
                                                                        11.04             12.48        29,932     2004
                                                                         8.77             11.04        13,793     2003
                                                                        10.00              8.77         2,258     2002
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         15.57             16.31           875     2007
                                                                        13.92             15.57           581     2006
                                                                        11.75             13.92            --     2005
                                                                        11.81             11.75            --     2004
                                                                        10.00             11.81            --     2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        13.35             13.28        63,321     2007
                                                                        11.34             13.35        61,282     2006
                                                                        10.94             11.34        65,539     2005
                                                                        10.01             10.94        60,159     2004
                                                                         7.84             10.01        52,444     2003
                                                                        10.00              7.84        22,674     2002
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                9.71             13.12         8,068     2007
                                                                         9.28              9.71         8,281     2006
                                                                         8.96              9.28         7,972     2005
                                                                         8.85              8.96         7,706     2004
                                                                         6.80              8.85         4,875     2003
                                                                        10.00              6.80         1,830     2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                        $11.94            $12.08         9,191     2007
                                                                           10.77             11.94         7,421     2006
                                                                           10.22             10.77         7,979     2005
                                                                            9.86             10.22         4,319     2004
                                                                            8.13              9.86        13,084     2003
                                                                           10.00              8.13        10,477     2002
-------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                   10.00             10.09           155     2007
-------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                 18.62             21.09        33,062     2007
                                                                           16.87             18.62        41,814     2006
                                                                           14.56             16.87        38,530     2005
                                                                           11.89             14.56        38,518     2004
                                                                            8.76             11.89        44,549     2003
                                                                           10.00              8.76        42,836     2002
-------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                        18.62             13.34           242     2007
                                                                           11.31             12.89            --     2006
                                                                           11.25             11.31            --     2005
                                                                           10.00             11.25            --     2004
-------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                        12.06             12.28        31,977     2007
                                                                           10.38             12.06        16,110     2006
                                                                           10.00             10.38           907     2005
-------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares              14.05             14.66           406     2007
                                                                           12.90             14.05           406     2006
                                                                           13.00             12.90            --     2005
                                                                           12.27             13.00            --     2004
                                                                            9.85             12.27            --     2003
                                                                           10.00              9.85            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2
   Shares                                                                  10.00              9.91            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                          16.78             17.05         9,204     2007
                                                                           14.44             16.78         6,472     2006
                                                                           13.30             14.44           750     2005
                                                                           12.02             13.30           906     2004
                                                                            9.79             12.02           906     2003
                                                                           10.00              9.79            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                      18.64             21.13         5,037     2007
                                                                           15.63             18.64         5,076     2006
                                                                           14.45             15.63         2,319     2005
                                                                           12.41             14.45         2,253     2004
                                                                            9.57             12.41           202     2003
                                                                           10.00              9.57            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                 17.96             19.40         1,287     2007
                                                                           15.10             17.96         1,288     2006
                                                                           14.85             15.10         1,028     2005
                                                                           13.07             14.85           734     2004
                                                                           10.09             13.07           734     2003
                                                                           10.00             10.09            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                       11.03             11.08         4,946     2007
                                                                           10.00             11.03         3,452     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                      Number of
                                                    Accumulation      Accumulation  Accumulation
                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                      Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares             $12.20            $13.19         21,094    2007
   (formerly, Value Equity Fund)                        10.54             12.20         23,551    2006
                                                        10.31             10.54         24,466    2005
                                                         9.59             10.31         24,854    2004
                                                         7.87              9.59         26,208    2003
                                                        10.00              7.87          9,306    2002
------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         11.27             11.60         11,382    2007
                                                        11.00             11.27         12,946    2006
                                                        10.97             11.00             15    2005
                                                        10.81             10.97         14,741    2004
                                                        10.62             10.81         13,639    2003
                                                        10.00             10.62            160    2002
------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 13.91             15.38         29,006    2007
                                                        13.07             13.91         31,149    2006
                                                        11.91             13.07         27,025    2005
                                                        10.45             11.91         30,131    2004
                                                         8.01             10.45         32,636    2003
                                                        10.00              8.01         19,610    2002
------------------------------------------------------------------------------------------------------
  Money Market Fund                                      1.01              1.05        568,100    2007
                                                         0.99              1.01        590,814    2006
                                                         0.98              0.99        462,125    2005
                                                         0.99              0.98        467,693    2004
                                                         1.00              0.99        526,897    2003
                                                         1.00              1.00        686,286    2002
------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          10.76             11.13          1,455    2007
                                                        10.04             10.76          1,455    2006
                                                        10.10             10.04          6,207    2005
                                                         9.61             10.10          6,558    2004
                                                         7.59              9.61         10,227    2003
                                                        10.00              7.59          1,455    2002
------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         23.23             19.42         11,621    2007
                                                        17.78             23.23         10,121    2006
                                                        16.20             17.78          8,306    2005
                                                        12.46             16.20         13,025    2004
                                                        10.00             12.46          9,370    2003
------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 11.96             12.34        115,879    2007
                                                        10.55             11.96        113,668    2006
                                                        10.28             10.55        109,914    2005
                                                         9.48             10.28        110,320    2004
                                                         7.52              9.48        126,905    2003
                                                        10.00              7.52         60,298    2002
------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               13.85             13.92         12,629    2007
                                                        12.45             13.85         14,214    2006
                                                        11.57             12.45         13,655    2005
                                                        10.23             11.57         17,147    2004
                                                         8.40             10.23         18,869    2003
                                                        10.00              8.40         13,607    2002
------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   13.79             15.12         12,688    2007
                                                        12.34             13.79         14,965    2006
                                                        12.12             12.34         11,682    2005
                                                        11.41             12.12         12,533    2004
                                                        10.00             11.41         10,503    2003
------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                     $10.60            $11.61             --    2007
                                                           10.00             10.60             --    2006
---------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                       11.48             12.17          1,332    2007
                                                           10.06             11.48          8,129    2006
                                                           10.00             10.06          8,551    2005
                                                            9.41             10.00          8,543    2004
                                                            7.77              9.41          8,202    2003
                                                           10.00              7.77          2,356    2002
---------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         12.96             13.13          4,743    2007
                                                           11.36             12.96          1,995    2006
                                                           10.00             11.36          1,930    2005
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                     12.36             13.38         86,584    2007
                                                           11.39             12.36         91,194    2006
                                                           10.78             11.39        105,654    2005
                                                           10.13             10.78        128,209    2004
                                                            9.07             10.13        127,350    2003
                                                           10.00              9.07        109,084    2002
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                        13.63             18.29          2,091    2007
                                                           12.72             13.63          2,086    2006
                                                           11.51             12.72          1,624    2005
                                                            9.93             11.51          1,929    2004
                                                            8.41              9.93          2,041    2003
                                                           10.00              8.41          3,613    2002
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares         12.13             14.50          1,423    2007
                                                           11.62             12.13          1,564    2006
                                                           10.53             11.62          1,426    2005
                                                            9.39             10.53          1,594    2004
                                                            7.58              9.39          1,600    2003
                                                           10.00              7.58          2,891    2002
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares             9.81             11.72             99    2007
                                                            9.26              9.81          1,488    2006
                                                            8.45              9.26          1,488    2005
                                                            8.56              8.45          2,839    2004
                                                            5.95              8.56          1,399    2003
                                                           10.00              5.95          4,779    2002
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares         21.03             26.44          4,652    2007
                                                           14.61             21.03          5,120    2006
                                                           11.27             14.61          5,763    2005
                                                            9.67             11.27          6,131    2004
                                                            7.32              9.67          5,991    2003
                                                           10.00              7.32          1,352    2002
---------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares             10.41             11.73          2,333    2007
                                                            9.54             10.41            482    2006
                                                            9.34              9.54          2,203    2005
                                                            9.12              9.34          2,883    2004
                                                            7.07              9.12          3,021    2003
                                                           10.00              7.07          1,124    2002
---------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares               14.82             17.71            678    2007
                                                           13.31             14.82            864    2006
                                                           12.10             13.31            907    2005
                                                           10.23             12.10          1,000    2004
                                                            7.73             10.23          1,037    2003
                                                           10.00              7.73          1,109    2002
---------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                                 $10.97            $26.75        22,555     2007
                                                                                 9.47             10.97         5,033     2006
                                                                                 9.14              9.47         5,392     2005
                                                                                 8.90              9.14         5,678     2004
                                                                                 7.33              8.90         6,217     2003
                                                                                10.00              7.33         4,893     2002
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                                       10.97             10.91         5,420     2007
                                                                                10.72             10.97         7,635     2006
                                                                                10.62             10.72         5,541     2005
                                                                                10.37             10.62         7,683     2004
                                                                                10.19             10.37           534     2003
                                                                                10.00             10.19            --     2002
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                                       19.43             20.86         1,875     2007
                                                                                16.21             19.43         1,875     2006
                                                                                14.91             16.21         1,875     2005
                                                                                12.83             14.91         2,379     2004
                                                                                 9.87             12.83           973     2003
                                                                                10.00              9.87            --     2002
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                                              18.91             19.02         3,018     2007
                                                                                16.48             18.91         3,115     2006
                                                                                15.36             16.48         3,083     2005
                                                                                12.92             15.36         3,884     2004
                                                                                10.16             12.92         1,094     2003
                                                                                10.00             10.16            --     2002
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                                              18.37             17.01           928     2007
                                                                                16.26             18.37         1,076     2006
                                                                                16.01             16.26         1,240     2005
                                                                                12.82             16.01         1,719     2004
                                                                                 9.61             12.82            40     2003
                                                                                10.00              9.61            --     2002
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio                                 15.12             15.09         2,036     2007
                                                                                13.21             15.12         2,132     2006
                                                                                13.27             13.21         2,234     2005
                                                                                12.36             13.27         2,786     2004
                                                                                 9.82             12.36            --     2003
                                                                                10.00              9.82            --     2002
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                        10.69             11.14            --     2007
                                                                                10.00             10.69            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       10.42             10.87            --     2007
                                                                                10.00             10.42            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1              10.99             11.91           186     2007
                                                                                10.00             10.99            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1              9.98             11.49           259     2007
                                                                                10.00              9.98            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                    10.85             11.20            --     2007
                                                                                10.00             10.85            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                 10.42             11.00         2,008     2007
                                                                                10.00             10.42         2,008     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                 10.20             11.17            --     2007
                                                                                10.00             10.20            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1         10.25             10.36            --     2007
                                                                                10.00             10.25            --     2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $15.69            $15.46         1,394     2007
                                                                                14.43             15.69         1,465     2006
                                                                                13.40             14.43         1,536     2005
                                                                                12.54             13.40         2,075     2004
                                                                                10.00             12.54           163     2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.62              9.98            --     2007
                                                                                10.54             11.62            --     2006
                                                                                10.00             10.54            --     2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           16.15              9.48           522     2007
                                                                                13.94             16.15           309     2006
                                                                                13.69             13.94            --     2005
                                                                                12.90             13.69            --     2004
                                                                                10.00             12.90            --     2003
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.04             10.95        18,546     2007
                                                                                 9.53             10.04        23,624     2006
                                                                                 9.31              9.53        26,498     2005
                                                                                 8.70              9.31        34,396     2004
                                                                                 7.23              8.70        38,613     2003
                                                                                10.00              7.23        34,313     2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         11.67             12.61        10,173     2007
                                                                                10.54             11.67        11,688     2006
                                                                                10.03             10.54        11,890     2005
                                                                                 9.19             10.03        11,501     2004
                                                                                 7.68              9.19        13,905     2003
                                                                                10.00              7.68         7,610     2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           10.67             10.71        11,239     2007
                                                                                 9.62             10.67        10,750     2006
                                                                                 9.32              9.62         3,191     2005
                                                                                 8.94              9.32         4,502     2004
                                                                                 6.82              8.94         2,627     2003
                                                                                10.00              6.82           101     2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        12.23             12.42         1,537     2007
                                                                                11.70             12.23         3,984     2006
                                                                                11.73             11.70         3,648     2005
                                                                                11.10             11.73         1,208     2004
                                                                                10.28             11.10           952     2003
                                                                                10.00             10.28            --     2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            13.74             14.02         1,185     2007
                                                                                12.53             13.74         1,081     2006
                                                                                12.44             12.53         3,658     2005
                                                                                11.41             12.44           643     2004
                                                                                10.03             11.41           175     2003
                                                                                10.00             10.03            --     2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               19.93             24.96        14,238     2007
                                                                                15.49             19.93        13,197     2006
                                                                                13.53             15.49         7,438     2005
                                                                                10.61             13.53         5,013     2004
                                                                                 7.97             10.61         2,712     2003
                                                                                10.00              7.97         1,548     2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       $12.11            $16.22            355    2007
                                                                        11.12             12.11          2,394    2006
                                                                        10.92             11.12          2,394    2005
                                                                        10.00             10.92            452    2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            14.49             12.30          5,736    2007
                                                                        13.70             14.49          4,896    2006
                                                                        13.30             13.70          7,771    2005
                                                                        12.71             13.30          4,496    2004
                                                                         9.91             12.71            997    2003
                                                                        10.00              9.91             --    2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               15.81             16.20          4,310    2007
                                                                        13.72             15.81         35,210    2006
                                                                        12.25             13.72         35,288    2005
                                                                        10.49             12.25         36,982    2004
                                                                         7.48             10.49         37,800    2003
                                                                        10.00              7.48         19,752    2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     12.17             16.47         33,322    2007
                                                                        10.80             12.17        102,977    2006
                                                                        10.40             10.80        114,447    2005
                                                                         9.71             10.40        144,709    2004
                                                                         7.82              9.71        168,642    2003
                                                                        10.00              7.82        136,697    2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares           18.94             12.45         86,421    2007
                                                                        16.82             18.94         17,510    2006
                                                                        15.61             16.82         17,502    2005
                                                                        13.34             15.61         15,415    2004
                                                                         9.43             13.34          8,173    2003
                                                                        10.00              9.43             --    2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                          15.58             18.34         13,020    2007
                                                                        15.44             15.58            355    2006
                                                                        14.04             15.44            176    2005
                                                                        11.97             14.04            177    2004
                                                                        10.00             11.97            101    2003
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                           10.67             11.33             --    2007
                                                                        10.38             10.67             --    2006
                                                                        10.00             10.38             --    2005
----------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative         11.47             11.67          3,200    2007
   Class Shares                                                         11.43             11.47          2,162    2006
                                                                        11.07             11.43          2,205    2005
                                                                        10.68             11.07          1,523    2004
                                                                        10.63             10.68          9,075    2003
                                                                        10.00             10.63          8,408    2002
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                   13.78             14.01         23,725    2007
                                                                        12.87             13.78         25,954    2006
                                                                        12.59             12.87         24,619    2005
                                                                        11.70             12.59         26,261    2004
                                                                         9.70             11.70         22,290    2003
                                                                        10.00              9.70         12,000    2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares        $12.86            $13.86         75,054    2007
                                                                             12.94             12.86         84,403    2006
                                                                             12.59             12.94         94,390    2005
                                                                             11.91             12.59         64,930    2004
                                                                             11.68             11.91        105,328    2003
                                                                             10.00             11.68         92,981    2002
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.18             10.73          2,476    2007
                                                                              9.96             10.18          1,290    2006
                                                                             10.00              9.96             --    2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      11.64             12.42        109,176    2007
                                                                             11.41             11.64        118,023    2006
                                                                             11.34             11.41        125,162    2005
                                                                             11.01             11.34        129,504    2004
                                                                             10.68             11.01        142,859    2003
                                                                             10.00             10.68        111,409    2002
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      14.47             20.03          1,142    2007
                                                                             14.53             14.47            689    2006
                                                                             12.98             14.53            753    2005
                                                                             12.10             12.98            622    2004
                                                                             10.00             12.10            670    2003
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          18.52             15.85            616    2007
                                                                             16.60             18.52          1,483    2006
                                                                             13.94             16.60            722    2005
                                                                             12.31             13.94             --    2004
                                                                             10.00             12.31             --    2003
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             17.72             25.70          1,185    2007
                                                                             14.83             17.72            702    2006
                                                                              0.00             14.83            702    2005
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                       9.68             11.20         26,551    2007
   (formerly, OTC Fund)                                                       9.32              9.68         27,067    2006
                                                                              9.38              9.32         27,094    2005
                                                                              8.74              9.38         26,709    2004
                                                                              6.12              8.74            634    2003
                                                                             10.00              6.12            699    2002
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                                10              9.73             --    2007
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      13.85             13.29         13,247    2007
                                                                             12.16             13.85         18,226    2006
                                                                             11.89             12.16         25,978    2005
                                                                             10.31             11.89         14,166    2004
                                                                              8.03             10.31          7,135    2003
                                                                             10.00              8.03          2,539    2002
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                               9.50             10.88          2,422    2007
                                                                              9.43              9.50          2,289    2006
                                                                              8.92              9.43          2,039    2005
                                                                              8.51              8.92          1,970    2004
                                                                              7.26              8.51            842    2003
                                                                             10.00              7.26             --    2002
---------------------------------------------------------------------------------------------------------------------------
XTF Advisors Trust
---------------------------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio - Class II Shares                                         10.00              9.85             --    2007
---------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information

The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-3
   Transfer of Annuity Units.................................................................................... B-3
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio............................................................................. B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York...................................................... B-7
   IRS Required Distributions................................................................................... B-8

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life Insurance Company of New York....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230


Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 (RetireReady/SM/ Choice NY/Foundation NY) to:


Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form NY1155 4/00

                                  Issued by:
                  Genworth Life Insurance Company of New York
                Genworth Life of New York VA Separate Account 1
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2008, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:     (800) 313-5282

Or write: Genworth Life Insurance Company of New York
          Annuity Service Center
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative


The date of this Statement of Additional Information is May 1, 2008.

TABLE OF CONTENTS

The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-3
   Transfer of Annuity Units.................................................................................... B-3
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio............................................................................. B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York...................................................... B-7
   IRS Required Distributions................................................................................... B-8

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life Insurance Company of New York....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9

The Company


We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. We are an indirect, wholly owned subsidiary of Genworth Life Insurance Company while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate of the Company. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of GLAIC. GLAIC received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to the Company, in exchange for a non-majority ownership interest in the Company. AML merged into the Company, with the Company being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, investment and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional.

  . Protection. We offer customers life insurance, including term, whole and universal life, and long-term care insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional products. Wealth accumulation and income distribution products principally include: individual fixed and variable annuities; group variable annuities offered through retirement plans; and single premium immediate annuities. Institutional products include: guaranteed investment contracts ("GICs"), and funding agreements.



We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

We are subject to regulation by the New York Superintendent of Insurance. We file an annual statement with the New York Superintendent of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.


The Separate
Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional
Information
About the
Guarantee
Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated at the option of any party upon one-year advance written notice to the parties.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

The Universal Institutional Funds, Inc.   This agreement may be terminated by
the parties upon 180 days' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon 180 days' advance written notice.

XTF Advisors Trust. This agreement may be terminated by the parties upon 90 days' advance written notice.

Calculation of
Performance
Data


From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the FINRA.


The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment
Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.50% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate Account. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7) where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The
GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund (For Annuitants older than age 70 when the contract is issued)


Current Yield:   2.70% as of December 31, 2007
Effective Yield: 2.73% as of December 31, 2007


GE Investments Funds, Inc. -- Money Market Fund (For Annuitants 70 and younger when the contract is issued)


Current Yield:   2.70% as of December 31, 2007
Effective Yield: 2.73% as of December 31, 2007


Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)


Current Yield:   2.50% as of December 31, 2007
Effective Yield: 2.54% as of December 31, 2007


Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)


Current Yield:   2.71% as of December 31, 2007
Effective Yield: 2.74% as of December 31, 2007


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charge for the Enhanced Payment Benefit Option (equal to an annual rate of 0.15% of your daily net assets in the Separate Account).

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

TR  =   the average annual total return for the
        period.
ERV =   the ending redeemable value (reflecting
        deductions as described above) of the
        hypothetical investment at the end of the
        period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR =   (ERV/P)-1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth
Life Insurance
Company of New York

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required
Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General
Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of
Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of
Genworth Life
Insurance
Company of
New York

Besides Federal securities laws, we are subject to the New York insurance laws.

Experts


The consolidated financial statements for Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2007 and 2006, and for each of the years in the three-year period ended December 31, 2007, and the financial statements of the Separate Account as of December 31, 2007 and for the periods indicated, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.


Financial
Statements


This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year Ended December 31, 2007

     (With Independent Registered Public Accounting Firm's Report Thereon)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2007

                                                                            Page
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-26

Statements of Changes in Net Assets........................................ F-49

Notes to Financial Statements.............................................. F-97

            Report of Independent Registered Public Accounting Firm

The Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares; Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B; AllianceBernstein Small Cap Growth Portfolio -- Class B, American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III, BlackRock Global Allocation V.I. Fund -- Class III, BlackRock Large Cap Growth V.I. Fund -- Class III, BlackRock Value Opportunities V.I. Fund -- Class III; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Dreyfus -- Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset ManagerSM Portfolio -- Initial Class, VIP Asset ManagerSM Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Equity Fund, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1, JPMorgan Insurance Trust Core Bond Portfolio 1, JPMorgan Insurance Trust Diversified Equity Portfolio 1, JPMorgan

Insurance Trust Diversified Mid Cap Growth Portfolio 1, JPMorgan Insurance Trust Equity Index Portfolio 1, JPMorgan Insurance Trust Government Bond Portfolio 1, JPMorgan Insurance Trust Intrepid Growth Portfolio 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1; Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II, Legg Mason Partners Variable Capital and Income Portfolio -- Class I, Legg Mason Partners Variable Capital and Income Portfolio -- Class II, Legg Mason Partners Variable Fundamental Value Portfolio -- Class I, Legg Mason Partners Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Partners Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II, Natural Resources Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Strategic Growth Portfolio -- Class II Shares; XTF Advisors Trust -- ETF 60 Portfolio Class II Shares) as of December 31, 2007, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2007, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia

April 23, 2008

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                            As of December 31, 2007

                                                                              AIM Variable Insurance Funds
                                           ----------------------------------------------------------------------------------
                                                               AIM V.I.                                          AIM V.I.
                                               AIM V.I.         Capital        AIM V.I.         AIM V.I.      International
                                             Basic Value     Appreciation     Core Equity     Global Real         Growth
                              Consolidated     Fund --          Fund --         Fund --      Estate Fund --      Fund --
                                 Total     Series II shares Series I shares Series I shares Series II shares Series II shares
                              ------------ ---------------- --------------- --------------- ---------------- ----------------
Assets:
Investments at fair
  value (note 2b)............ $779,052,100    2,312,269         885,028         879,121         576,479         7,450,274
Dividend receivable..........      403,044           --              --              --              --                --
Receivable for units sold....    1,861,363        1,052             201             597             444            37,189
                              ------------    ---------         -------         -------         -------         ---------
       Total assets..........  781,316,507    2,313,321         885,229         879,718         576,923         7,487,463
                              ------------    ---------         -------         -------         -------         ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....      116,463          300             113             113              80             1,185
Payable for units
  withdrawn..................       34,010           --              --              --              --                --
                              ------------    ---------         -------         -------         -------         ---------
       Total liabilities.....      150,473          300             113             113              80             1,185
                              ------------    ---------         -------         -------         -------         ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  775,611,523    2,311,002         885,116         879,605         565,850         7,393,885
   Variable deferred
     annuity contract
     owners in the
     annuitization period....    5,554,511        2,019              --              --          10,993            92,393
                              ------------    ---------         -------         -------         -------         ---------
Net assets................... $781,166,034    2,313,021         885,116         879,605         576,843         7,486,278
                              ============    =========         =======         =======         =======         =========
Investments in
  securities at cost......... $748,168,063    2,127,311         734,156         762,917         689,840         6,852,084
                              ============    =========         =======         =======         =======         =========
Shares outstanding...........                   183,223          30,134          30,200          26,615           224,203
                                              =========         =======         =======         =======         =========

                              ----------------
                                 AIM V.I.
                                 Large Cap
                                  Growth
                                  Fund --
                              Series I shares
                              ---------------
Assets:
Investments at fair
  value (note 2b)............     260,661
Dividend receivable..........          --
Receivable for units sold....         273
                                  -------
       Total assets..........     260,934
                                  -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          34
Payable for units
  withdrawn..................          --
                                  -------
       Total liabilities.....          34
                                  -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     260,900
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
                                  -------
Net assets...................     260,900
                                  =======
Investments in
  securities at cost.........     214,055
                                  =======
Shares outstanding...........      16,446
                                  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                   Alger American Fund
                              ----------------------------- -----------------
                                  Alger          Alger      AllianceBernstein
                                 American    American Small     Balanced
                                  Growth     Capitalization  Wealth Strategy
                               Portfolio --   Portfolio --    Portfolio --
                              Class O Shares Class O Shares      Class B
                              -------------- -------------- -----------------
Assets:
Investments at fair
  value (note 2b)............    $471,979       549,029         2,626,144
Dividend receivable..........          --            --                --
Receivable for units sold....          --             1            60,702
                                 --------       -------         ---------
       Total assets..........     471,979       549,030         2,686,846
                                 --------       -------         ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          55            64               465
Payable for units
  withdrawn..................           8            --                --
                                 --------       -------         ---------
       Total liabilities.....          63            64               465
                                 --------       -------         ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     471,916       548,966         2,656,695
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --            29,686
                                 --------       -------         ---------
Net assets...................    $471,916       548,966         2,686,381
                                 ========       =======         =========
Investments in
  securities at cost.........    $458,052       393,746         2,640,023
                                 ========       =======         =========
Shares outstanding...........       9,579        16,477           202,478
                                 ========       =======         =========

                               AllianceBernstein Variable Products Series Fund, Inc.
                              ------------------------------------------------------------------------
                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                   Global            Growth         International       Large Cap
                                 Technology        and Income           Value            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- -----------------
Assets:
Investments at fair
  value (note 2b)............      642,788          9,228,791        17,160,800         2,366,515
Dividend receivable..........           --                 --                --                --
Receivable for units sold....           --              4,874            86,477                --
                                   -------          ---------        ----------         ---------
       Total assets..........      642,788          9,233,665        17,247,277         2,366,515
                                   -------          ---------        ----------         ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           80              1,211             2,735               305
Payable for units
  withdrawn..................          764                 --                --                69
                                   -------          ---------        ----------         ---------
       Total liabilities.....          844              1,211             2,735               374
                                   -------          ---------        ----------         ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      641,944          9,232,454        17,030,476         2,366,141
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --                 --           214,066                --
                                   -------          ---------        ----------         ---------
Net assets...................      641,944          9,232,454        17,244,542         2,366,141
                                   =======          =========        ==========         =========
Investments in
  securities at cost.........      508,798          7,869,221        16,991,677         1,856,943
                                   =======          =========        ==========         =========
Shares outstanding...........       31,649            347,600           689,743            78,989
                                   =======          =========        ==========         =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                               AllianceBernstein
                               Variable Products
                               Series Fund, Inc.
                                  (continued)                   American Century Variable Portfolios, Inc.
                              -------------------- --------------------------------------------------------------------
                               AllianceBernstein    VP Income &
                                Small Cap Growth   Growth Fund -- VP International VP Ultra(R) Fund -- VP Value Fund --
                              Portfolio -- Class B    Class I     Fund -- Class I        Class I           Class I
                              -------------------- -------------- ---------------- ------------------- ----------------
Assets:
Investments at fair
  value (note 2b)............       $164,799          884,872        2,771,003           855,943          1,810,626
Dividend receivable..........             --               --               --                --                 --
Receivable for units sold....             34              219              541                --                 77
                                    --------          -------        ---------           -------          ---------
       Total assets..........        164,833          885,091        2,771,544           855,943          1,810,703
                                    --------          -------        ---------           -------          ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....             20              116              420               112                234
Payable for units
  withdrawn..................             --               --               --                59                 --
                                    --------          -------        ---------           -------          ---------
       Total liabilities.....             20              116              420               171                234
                                    --------          -------        ---------           -------          ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        164,813          884,975        2,563,508           855,772          1,799,419
   Variable deferred
     annuity contract
     owners in the
     annuitization period....             --               --          207,616                --             11,050
                                    --------          -------        ---------           -------          ---------
Net assets...................       $164,813          884,975        2,771,124           855,772          1,810,469
                                    ========          =======        =========           =======          =========
Investments in
  securities at cost.........       $129,136          851,182        2,477,308           689,325          1,837,491
                                    ========          =======        =========           =======          =========
Shares outstanding...........         10,849          104,595          233,643            70,448            242,386
                                    ========          =======        =========           =======          =========

                                   American
                               Century Variable
                              Portfolios II, Inc.
                              -------------------
                                 VP Inflation
                              Protection Fund --
                                   Class II
                              -------------------
Assets:
Investments at fair
  value (note 2b)............       991,877
Dividend receivable..........         3,174
Receivable for units sold....            --
                                    -------
       Total assets..........       995,051
                                    -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           132
Payable for units
  withdrawn..................           610
                                    -------
       Total liabilities.....           742
                                    -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       961,058
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        33,251
                                    -------
Net assets...................       994,309
                                    =======
Investments in
  securities at cost.........       963,382
                                    =======
Shares outstanding...........        94,017
                                    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007


                                                BlackRock Variable Series Funds, Inc.
                              -------------------------------------------------------------------------


                               BlackRock Basic   BlackRock Global   BlackRock Large   BlackRock Value
                              Value V.I. Fund --  Allocation V.I.   Cap Growth V.I.  Opportunities V.I.
                                  Class III      Fund -- Class III Fund -- Class III Fund -- Class III
                              ------------------ ----------------- ----------------- ------------------
Assets:
Investments at fair
  value (note 2b)............      $756,781         31,985,661          175,387           503,764
Dividend receivable..........            --                 --               --                --
Receivable for units sold....         2,908            486,277               --             2,344
                                   --------         ----------          -------           -------
       Total assets..........       759,689         32,471,938          175,387           506,108
                                   --------         ----------          -------           -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           112              6,204               23                77
Payable for units
  withdrawn..................            --                 --                1                --
                                   --------         ----------          -------           -------
       Total liabilities.....           112              6,204               24                77
                                   --------         ----------          -------           -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       759,577         32,253,183          175,363           506,031
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --            212,551               --                --
                                   --------         ----------          -------           -------
Net assets...................      $759,577         32,465,734          175,363           506,031
                                   ========         ==========          =======           =======
Investments in
  securities at cost.........      $851,823         32,641,174          156,843           969,560
                                   ========         ==========          =======           =======
Shares outstanding...........        54,839          2,201,353           13,832            31,624
                                   ========         ==========          =======           =======

                                     Columbia Funds Variable
                                        Insurance Trust I
                              --------------------------------------
                                                  Columbia Marsico
                               Columbia Marsico     International
                                 Growth Fund,    Opportunities Fund,
                              Variable Series -- Variable Series --
                                   Class A             Class B
                              ------------------ -------------------
Assets:
Investments at fair
  value (note 2b)............     4,486,814          11,955,073
Dividend receivable..........            --                  --
Receivable for units sold....            --              36,231
                                  ---------          ----------
       Total assets..........     4,486,814          11,991,304
                                  ---------          ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           575               1,754
Payable for units
  withdrawn..................         1,184                  --
                                  ---------          ----------
       Total liabilities.....         1,759               1,754
                                  ---------          ----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     4,485,055          11,897,210
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --              92,340
                                  ---------          ----------
Net assets...................     4,485,055          11,989,550
                                  =========          ==========
Investments in
  securities at cost.........     3,409,835           9,775,442
                                  =========          ==========
Shares outstanding...........       201,383             473,844
                                  =========          ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                        Dreyfus
                              ------------------------------------------------------------
                               Dreyfus Investment   Dreyfus Variable  The Dreyfus Socially
                              Portfolios -- MidCap Investment Fund --     Responsible
                               Stock Portfolio --     Money Market    Growth Fund, Inc. --
                                 Initial Shares        Portfolio         Initial Shares
                              -------------------- ------------------ --------------------
Assets:
Investments at fair
  value (note 2b)............       $186,947           1,087,389            363,717
Dividend receivable..........             --               4,144                 --
Receivable for units sold....             37                  72                122
                                    --------           ---------            -------
       Total assets..........        186,984           1,091,605            363,839
                                    --------           ---------            -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....             23                 144                 47
Payable for units
  withdrawn..................             --                  --                 --
                                    --------           ---------            -------
       Total liabilities.....             23                 144                 47
                                    --------           ---------            -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        186,961           1,091,461            363,792
   Variable deferred
     annuity contract
     owners in the
     annuitization period....             --                  --                 --
                                    --------           ---------            -------
Net assets...................       $186,961           1,091,461            363,792
                                    ========           =========            =======
Investments in
  securities at cost.........       $203,523           1,087,389            280,328
                                    ========           =========            =======
Shares outstanding...........         12,046           1,087,389             11,925
                                    ========           =========            =======

                                               DWS Variable Series II
                              --------------------------------------------------------

                                DWS Dreman High      DWS Dreman Small   DWS Technology
                              Return Equity VIP -- Mid Cap Value VIP -- VIP -- Class B
                                 Class B Shares       Class B Shares        Shares
                              -------------------- -------------------- --------------
Assets:
Investments at fair
  value (note 2b)............      1,056,615            1,312,671          198,872
Dividend receivable..........             --                   --               --
Receivable for units sold....             47                   --               35
                                   ---------            ---------          -------
       Total assets..........      1,056,662            1,312,671          198,907
                                   ---------            ---------          -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....            133                  172               26
Payable for units
  withdrawn..................             --                    2               --
                                   ---------            ---------          -------
       Total liabilities.....            133                  174               26
                                   ---------            ---------          -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      1,056,529            1,312,497          198,881
   Variable deferred
     annuity contract
     owners in the
     annuitization period....             --                   --               --
                                   ---------            ---------          -------
Net assets...................      1,056,529            1,312,497          198,881
                                   =========            =========          =======
Investments in
  securities at cost.........        963,975            1,309,057          162,914
                                   =========            =========          =======
Shares outstanding...........         73,325               65,372           18,886
                                   =========            =========          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                               Evergreen Variable
                                 Eaton Vance Variable Trust      Annuity Trust
                              -------------------------------- ------------------

                                                VT Worldwide      Evergreen VA
                              VT Floating-Rate Health Sciences   Omega Fund --
                                Income Fund         Fund            Class 2
                              ---------------- --------------- ------------------
Assets:
Investments at fair
  value (note 2b)............   $13,723,826       2,219,958          43,466
Dividend receivable..........        74,879              --              --
Receivable for units sold....         8,427             515              --
                                -----------       ---------          ------
       Total assets..........    13,807,132       2,220,473          43,466
                                -----------       ---------          ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         1,968             282               6
Payable for units
  withdrawn..................            --              --              --
                                -----------       ---------          ------
       Total liabilities.....         1,968             282               6
                                -----------       ---------          ------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    13,698,648       2,220,191          43,460
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       106,516              --              --
                                -----------       ---------          ------
Net assets...................   $13,805,164       2,220,191          43,460
                                ===========       =========          ======
Investments in
  securities at cost.........   $14,241,477       2,038,293          36,372
                                ===========       =========          ======
Shares outstanding...........     1,432,550         175,352           2,214
                                ===========       =========          ======

                                              Federated Insurance Series
                              -----------------------------------------------------------
                                  Federated
                               American Leaders                        Federated High
                              Fund II -- Primary Federated Capital Income Bond Fund II --
                                    Shares        Income Fund II       Primary Shares
                              ------------------ ----------------- ----------------------
Assets:
Investments at fair
  value (note 2b)............      245,688            218,910             264,012
Dividend receivable..........           --                 --                  --
Receivable for units sold....           --                 --                  --
                                   -------            -------             -------
       Total assets..........      245,688            218,910             264,012
                                   -------            -------             -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           29                 25                  31
Payable for units
  withdrawn..................           --                 --                 216
                                   -------            -------             -------
       Total liabilities.....           29                 25                 247
                                   -------            -------             -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      245,659            218,885             263,765
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --                 --                  --
                                   -------            -------             -------
Net assets...................      245,659            218,885             263,765
                                   =======            =======             =======
Investments in
  securities at cost.........      275,638            253,953             269,593
                                   =======            =======             =======
Shares outstanding...........       14,343             22,756              35,249
                                   =======            =======             =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                Federated Insurance Series (continued)
                              ------------------------------------------

                                  Federated High          Federated
                              Income Bond Fund II -- Kaufmann Fund II --
                                  Service Shares       Service Shares
                              ---------------------- -------------------
Assets:
Investments at fair
  value (note 2b)............       $8,283,130            4,218,431
Dividend receivable..........               --                   --
Receivable for units sold....            1,614                   --
                                    ----------            ---------
       Total assets..........        8,284,744            4,218,431
                                    ----------            ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....            1,025                  550
Payable for units
  withdrawn..................               --                6,524
                                    ----------            ---------
       Total liabilities.....            1,025                7,074
                                    ----------            ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        8,283,719            4,211,357
   Variable deferred
     annuity contract
     owners in the
     annuitization period....               --                   --
                                    ----------            ---------
Net assets...................       $8,283,719            4,211,357
                                    ==========            =========
Investments in
  securities at cost.........       $8,421,322            3,197,467
                                    ==========            =========
Shares outstanding...........        1,111,830              226,676
                                    ==========            =========

                                                  Fidelity(R) Variable Insurance Products Fund
                              -------------------------------------------------------------------------------------
                                    VIP Asset             VIP Asset
                                   Manager/SM            Manager/SM           VIP Balanced      VIP Contrafund(R)
                              /Portfolio -- Initial /Portfolio -- Service Portfolio -- Service Portfolio -- Initial
                                      Class                Class 2              Class 2               Class
                              --------------------- --------------------- -------------------- --------------------
Assets:
Investments at fair
  value (note 2b)............        347,119              1,092,738            8,075,025            2,425,278
Dividend receivable..........             --                     --                   --                   --
Receivable for units sold....             --                     --                   --                   --
                                     -------              ---------            ---------            ---------
       Total assets..........        347,119              1,092,738            8,075,025            2,425,278
                                     -------              ---------            ---------            ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....             40                    158                1,402                  284
Payable for units
  withdrawn..................             --                    943                8,169                2,263
                                     -------              ---------            ---------            ---------
       Total liabilities.....             40                  1,101                9,571                2,547
                                     -------              ---------            ---------            ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        347,079              1,091,637            8,049,964            2,422,731
   Variable deferred
     annuity contract
     owners in the
     annuitization period....             --                     --               15,490                   --
                                     -------              ---------            ---------            ---------
Net assets...................        347,079              1,091,637            8,065,454            2,422,731
                                     =======              =========            =========            =========
Investments in
  securities at cost.........        318,916                991,657            8,052,970            2,316,109
                                     =======              =========            =========            =========
Shares outstanding...........         20,949                 66,916              515,976               86,928
                                     =======              =========            =========            =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                Fidelity(R) Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------------------------
                                                  VIP Dynamic
                                                    Capital      VIP Equity-    VIP Equity-    VIP Growth     VIP Growth
                              VIP Contrafund(R)  Appreciation      Income         Income        & Income       & Income
                                Portfolio --     Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                               Service Class 2  Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              ----------------- --------------- ------------- --------------- ------------- ---------------
Assets:
Investments at fair
  value (note 2b)............    $36,493,392        390,483       1,198,795     13,424,960       562,309       3,625,444
Dividend receivable..........             --             --              --             --            --              --
Receivable for units sold....         26,991             --              --         36,273             5             437
                                 -----------        -------       ---------     ----------       -------       ---------
       Total assets..........     36,520,383        390,483       1,198,795     13,461,233       562,314       3,625,881
                                 -----------        -------       ---------     ----------       -------       ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          4,790             51             142          1,907            66             464
Payable for units
  withdrawn..................             --             --              --             --            --              --
                                 -----------        -------       ---------     ----------       -------       ---------
       Total liabilities.....          4,790             51             142          1,907            66             464
                                 -----------        -------       ---------     ----------       -------       ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     36,360,184        390,432       1,198,653     13,354,034       562,248       3,625,417
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        155,409             --              --        105,292            --              --
                                 -----------        -------       ---------     ----------       -------       ---------
Net assets...................    $36,515,593        390,432       1,198,653     13,459,326       562,248       3,625,417
                                 ===========        =======       =========     ==========       =======       =========
Investments in
  securities at cost.........    $39,014,693        404,827       1,166,576     14,019,531       458,756       2,956,600
                                 ===========        =======       =========     ==========       =======       =========
Shares outstanding...........      1,328,965         43,484          50,138        569,578        33,058         216,315
                                 ===========        =======       =========     ==========       =======       =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                      Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth                                 VIP Investment
                              Opportunities  VIP Growth     VIP Growth      Grade Bond      VIP Mid Cap   VIP Overseas
                              Portfolio --  Portfolio --   Portfolio --    Portfolio --    Portfolio --   Portfolio --
                              Initial Class Initial Class Service Class 2 Service Class 2 Service Class 2 Initial Class
                              ------------- ------------- --------------- --------------- --------------- -------------
Assets:
Investments at fair
  value (note 2b)............   $331,149       997,878       2,367,329       3,489,390      18,942,927       649,908
Dividend receivable..........         --            --              --              --              --            --
Receivable for units sold....         --            --              35           8,502           7,573            --
                                --------       -------       ---------       ---------      ----------       -------
       Total assets..........    331,149       997,878       2,367,364       3,497,892      18,950,500       649,908
                                --------       -------       ---------       ---------      ----------       -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         39           118             304             596           2,461            76
Payable for units
  withdrawn..................         --            13              --              --              --           258
                                --------       -------       ---------       ---------      ----------       -------
       Total liabilities.....         39           131             304             596           2,461           334
                                --------       -------       ---------       ---------      ----------       -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    331,110       997,747       2,367,060       3,436,548      18,916,921       649,574
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --            --              --          60,748          31,118            --
                                --------       -------       ---------       ---------      ----------       -------
Net assets...................   $331,110       997,747       2,367,060       3,497,296      18,948,039       649,574
                                ========       =======       =========       =========      ==========       =======
Investments in
  securities at cost.........   $270,166       905,599       1,655,736       3,415,093      16,344,787       474,649
                                ========       =======       =========       =========      ==========       =======
Shares outstanding...........     14,803        22,116          53,020         278,261         531,657        25,668
                                ========       =======       =========       =========      ==========       =======

                              ----------------
                                 VIP Value
                                Strategies
                               Portfolio --
                              Service Class 2
                              ---------------
Assets:
Investments at fair
  value (note 2b)............     454,496
Dividend receivable..........          --
Receivable for units sold....           3
                                  -------
       Total assets..........     454,499
                                  -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          58
Payable for units
  withdrawn..................          --
                                  -------
       Total liabilities.....          58
                                  -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     454,441
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
                                  -------
Net assets...................     454,441
                                  =======
Investments in
  securities at cost.........     473,620
                                  =======
Shares outstanding...........      36,014
                                  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                      Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------------------------------
                                                   Franklin Large   Franklin Templeton
                               Franklin Income       Cap Growth     VIP Founding Funds   Mutual Shares    Templeton Foreign
                              Securities Fund -- Securities Fund -- Allocation Fund -- Securities Fund -- Securities Fund --
                                Class 2 Shares     Class 2 Shares     Class 2 Shares     Class 2 Shares     Class 1 Shares
                              ------------------ ------------------ ------------------ ------------------ ------------------
Assets:
Investments at fair
  value (note 2b)............    $96,935,534          661,488           7,749,925          5,629,597            86,485
Dividend receivable..........             --               --                  --                 --                --
Receivable for units sold....        249,365              213             221,630              2,036                --
                                 -----------          -------           ---------          ---------            ------
       Total assets..........     97,184,899          661,701           7,971,555          5,631,633            86,485
                                 -----------          -------           ---------          ---------            ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         16,376               87               1,333                742                10
Payable for units
  withdrawn..................             --               --                  --                 --               103
                                 -----------          -------           ---------          ---------            ------
       Total liabilities.....         16,376               87               1,333                742               113
                                 -----------          -------           ---------          ---------            ------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     96,126,470          611,837           7,934,843          5,553,912            86,372
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      1,042,053           49,777              35,379             76,979                --
                                 -----------          -------           ---------          ---------            ------
Net assets...................    $97,168,523          661,614           7,970,222          5,630,891            86,372
                                 ===========          =======           =========          =========            ======
Investments in
  securities at cost.........    $97,972,252          595,407           7,841,208          5,620,088            68,375
                                 ===========          =======           =========          =========            ======
Shares outstanding...........      5,599,973           38,347             832,430            278,831             4,202
                                 ===========          =======           =========          =========            ======

                              --------------------------------------
                                                     Templeton
                              Templeton Foreign     Global Asset
                              Securities Fund -- Allocation Fund --
                                Class 2 Shares     Class 2 Shares
                              ------------------ ------------------
Assets:
Investments at fair
  value (note 2b)............     5,689,624           792,341
Dividend receivable..........            --                --
Receivable for units sold....            --               166
                                  ---------           -------
       Total assets..........     5,689,624           792,507
                                  ---------           -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           813               101
Payable for units
  withdrawn..................           499                --
                                  ---------           -------
       Total liabilities.....         1,312               101
                                  ---------           -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     5,453,021           792,406
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       235,291                --
                                  ---------           -------
Net assets...................     5,688,312           792,406
                                  =========           =======
Investments in
  securities at cost.........     4,947,543           948,535
                                  =========           =======
Shares outstanding...........       280,969            54,569
                                  =========           =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                              Franklin Templeton Variable Insurance
                                   Products Trust (continued)                  GE Investments Funds, Inc.
                              ------------------------------------  -------------------------------------------------
                              Templeton Global
                              Income Securities   Templeton Growth
                               Fund -- Class 1   Securities Fund --             International   Mid-Cap      Money
                                   Shares          Class 2 Shares   Income Fund  Equity Fund  Equity Fund Market Fund
                              -----------------  ------------------ ----------- ------------- ----------- -----------
Assets:
Investments at fair
  value (note 2b)............      $86,805           2,065,239       3,774,184     220,143     6,956,006  11,236,502
Dividend receivable..........           --                  --              --          --            --      40,656
Receivable for units sold....           --               1,443              --          --            --      18,839
                                   -------           ---------       ---------     -------     ---------  ----------
       Total assets..........       86,805           2,066,682       3,774,184     220,143     6,956,006  11,295,997
                                   -------           ---------       ---------     -------     ---------  ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           10                 269             466          26           963       1,476
Payable for units
  withdrawn..................           --                  --              85          --         1,899          --
                                   -------           ---------       ---------     -------     ---------  ----------
       Total liabilities.....           10                 269             551          26         2,862       1,476
                                   -------           ---------       ---------     -------     ---------  ----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       86,795           2,066,413       3,773,633     220,117     6,921,872  11,294,521
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --                  --              --          --        31,272          --
                                   -------           ---------       ---------     -------     ---------  ----------
Net assets...................      $86,795           2,066,413       3,773,633     220,117     6,953,144  11,294,521
                                   =======           =========       =========     =======     =========  ==========
Investments in
  securities at cost.........      $76,065           2,102,936       4,052,471     178,884     7,277,303  11,236,501
                                   =======           =========       =========     =======     =========  ==========
Shares outstanding...........        5,106             133,759         328,190      15,006       402,081  11,236,502
                                   =======           =========       =========     =======     =========  ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                 GE Investments Funds, Inc. (continued)
                              ----------------------------------------------------------------------------
                                                                                 Total          Total
                                 Premier    Real Estate S&P 500(R) Small-Cap     Return         Return
                              Growth Equity Securities    Index     Equity      Fund --        Fund --
                                  Fund         Fund        Fund      Fund    Class 1 Shares Class 3 Shares
                              ------------- ----------- ---------- --------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............  $1,818,361    3,737,715  42,020,566 5,974,810   34,268,224    101,604,757
Dividend receivable..........          --           --          --        --           --             --
Receivable for units sold....         732        1,968      48,073     6,616        3,587        174,022
                               ----------    ---------  ---------- ---------   ----------    -----------
       Total assets..........   1,819,093    3,739,683  42,068,639 5,981,426   34,271,811    101,778,779
                               ----------    ---------  ---------- ---------   ----------    -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         234          470       5,346       764        4,512         17,877
Payable for units
  withdrawn..................          --           --          --        --           --             --
                               ----------    ---------  ---------- ---------   ----------    -----------
       Total liabilities.....         234          470       5,346       764        4,512         17,877
                               ----------    ---------  ---------- ---------   ----------    -----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,818,859    3,739,213  42,017,002 5,980,662   34,267,299    100,804,668
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --      46,291        --           --        956,234
                               ----------    ---------  ---------- ---------   ----------    -----------
Net assets...................  $1,818,859    3,739,213  42,063,293 5,980,662   34,267,299    101,760,902
                               ==========    =========  ========== =========   ==========    ===========
Investments in
  securities at cost.........  $1,653,111    5,527,352  35,555,447 6,392,037   30,474,357    102,378,535
                               ==========    =========  ========== =========   ==========    ===========
Shares outstanding...........      23,032      344,173   1,584,486   490,946    1,841,388      5,465,560
                               ==========    =========  ========== =========   ==========    ===========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                              GE Investments Funds, Inc. Goldman Sachs Variable
                                    (continued)             Insurance Trust     J.P. Morgan Series Trust II
                              -------------------------- ---------------------- ---------------------------
                                                           Goldman    Goldman
                                                            Sachs      Sachs                International
                                 U.S.          Value     Growth and   Mid Cap     Bond         Equity
                              Equity Fund   Equity Fund  Income Fund Value Fund Portfolio     Portfolio
                              -----------   -----------  ----------- ---------- ---------   -------------
Assets:
Investments at fair
  value (note 2b)............ $1,766,266     2,132,222     196,827   1,694,517  1,971,177      518,638
Dividend receivable..........         --            --          --          --         --           --
Receivable for units sold....      1,579           690          --          --        750          201
                              ----------     ---------     -------   ---------   ---------     -------
       Total assets..........  1,767,845     2,132,912     196,827   1,694,517  1,971,927      518,839
                              ----------     ---------     -------   ---------   ---------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        225           282          24         207        258           69
Payable for units
  withdrawn..................         --            --          --         286         --           --
                              ----------     ---------     -------   ---------   ---------     -------
       Total liabilities.....        225           282          24         493        258           69
                              ----------     ---------     -------   ---------   ---------     -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  1,767,620     2,132,630     196,803   1,694,024  1,971,669      518,770
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --            --          --          --         --           --
                              ----------     ---------     -------   ---------   ---------     -------
Net assets................... $1,767,620     2,132,630     196,803   1,694,024  1,971,669      518,770
                              ==========     =========     =======   =========   =========     =======
Investments in
  securities at cost......... $1,617,003     1,974,123     175,503   1,740,186  2,078,683      439,507
                              ==========     =========     =======   =========   =========     =======
Shares outstanding...........     48,510       209,864      15,708     120,864    176,313       32,517
                              ==========     =========     =======   =========   =========     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                              J.P. Morgan Series Trust II (continued)            Janus Aspen Series
                              --------------------------------------- ----------------------------------------
                                                                        Balanced      Balanced   Flexible Bond
                               Mid Cap       Small    U.S. Large Cap  Portfolio --  Portfolio -- Portfolio --
                                Value       Company    Core Equity    Institutional   Service    Institutional
                              Portfolio    Portfolio    Portfolio        Shares        Shares       Shares
                               ----------  ---------  --------------  ------------- ------------ -------------
Assets:
Investments at fair
  value (note 2b)............ $3,483,191    402,167      190,417        2,518,683    9,233,675      224,013
Dividend receivable..........         --         --           --               --           --           --
Receivable for units sold....      2,354        202           49               44       43,584           --
                               ----------   -------      -------        ---------    ---------      -------
       Total assets..........  3,485,545    402,369      190,466        2,518,727    9,277,259      224,013
                               ----------   -------      -------        ---------    ---------      -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        457         53           26              293        1,374           26
Payable for units
  withdrawn..................         --         --           --               --           --           --
                               ----------   -------      -------        ---------    ---------      -------
       Total liabilities.....        457         53           26              293        1,374           26
                               ----------   -------      -------        ---------    ---------      -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  3,485,088    402,316      190,440        2,518,434    9,275,885      223,987
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --         --           --               --           --           --
                               ----------   -------      -------        ---------    ---------      -------
Net assets................... $3,485,088    402,316      190,440        2,518,434    9,275,885      223,987
                               ==========   =======      =======        =========    =========      =======
Investments in
  securities at cost......... $2,894,705    378,472      154,370        2,086,406    7,814,493      232,773
                               ==========   =======      =======        =========    =========      =======
Shares outstanding...........    113,570     25,042       12,059           83,816      297,094       19,547
                               ==========   =======      =======        =========    =========      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                 Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                                                   Global Life       Global        International
                                     Forty             Forty         Sciences      Technology          Growth
                                  Portfolio --      Portfolio --   Portfolio --   Portfolio --      Portfolio --
                              Institutional Shares Service Shares Service Shares Service Shares Institutional Shares
                              -------------------- -------------- -------------- -------------- --------------------
Assets:
Investments at fair
  value (note 2b)............      $2,910,060        5,833,405       126,217         52,986          1,629,708
Dividend receivable..........              --               --            --             --                 --
Receivable for units sold....              --           27,387            --             33                 41
                                   ----------        ---------       -------         ------          ---------
       Total assets..........       2,910,060        5,860,792       126,217         53,019          1,629,749
                                   ----------        ---------       -------         ------          ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....             338              941            17              7                188
Payable for units
  withdrawn..................           1,613               --            --             --                 --
                                   ----------        ---------       -------         ------          ---------
       Total liabilities.....           1,951              941            17              7                188
                                   ----------        ---------       -------         ------          ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       2,908,109        5,781,138       126,200         53,012          1,629,561
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --           78,713            --             --                 --
                                   ----------        ---------       -------         ------          ---------
Net assets...................      $2,908,109        5,859,851       126,200         53,012          1,629,561
                                   ==========        =========       =======         ======          =========
Investments in
  securities at cost.........      $1,977,628        4,782,161        71,079         32,503            924,574
                                   ==========        =========       =======         ======          =========
Shares outstanding...........          70,667          142,976        11,033         10,229             24,953
                                   ==========        =========       =======         ======          =========

                              ---------------
                              International
                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets:
Investments at fair
  value (note 2b)............   1,411,692
Dividend receivable..........          --
Receivable for units sold....          --
                                ---------
       Total assets..........   1,411,692
                                ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         181
Payable for units
  withdrawn..................       1,964
                                ---------
       Total liabilities.....       2,145
                                ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,409,547
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
                                ---------
Net assets...................   1,409,547
                                =========
Investments in
  securities at cost.........     517,792
                                =========
Shares outstanding...........      21,883
                                =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                          Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                Large Cap                     Mid Cap                     Worldwide
                                 Growth       Large Cap       Growth        Mid Cap        Growth       Worldwide
                              Portfolio --      Growth     Portfolio --      Growth     Portfolio --      Growth
                              Institutional  Portfolio --  Institutional  Portfolio --  Institutional  Portfolio --
                                 Shares     Service Shares    Shares     Service Shares    Shares     Service Shares
                              ------------- -------------- ------------- -------------- ------------- --------------
Assets:
Investments at fair
  value (note 2b)............  $1,226,222      322,330       2,056,560      273,599       1,512,844      551,845
Dividend receivable..........          --           --              --           --              --           --
Receivable for units sold....          --            2              13           --              --           75
                               ----------      -------       ---------      -------       ---------      -------
       Total assets..........   1,226,222      322,332       2,056,573      273,599       1,512,844      551,920
                               ----------      -------       ---------      -------       ---------      -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         143           40             241           35             177           71
Payable for units
  withdrawn..................       1,046           --              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
       Total liabilities.....       1,189           40             241           35             177           71
                               ----------      -------       ---------      -------       ---------      -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,225,033      322,292       2,056,332      273,564       1,512,667      551,849
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
Net assets...................  $1,225,033      322,292       2,056,332      273,564       1,512,667      551,849
                               ==========      =======       =========      =======       =========      =======
Investments in
  securities at cost.........  $1,282,084      233,472       2,233,890      136,465       1,639,226      392,942
                               ==========      =======       =========      =======       =========      =======
Shares outstanding...........      46,413       12,364          51,491        7,024          42,820       15,753
                               ==========      =======       =========      =======       =========      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                 JPMorgan Insurance Trust
                              -----------------------------------------------------------------------------------------------
                                                                   JPMorgan
                                                       JPMorgan    Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                               JPMorgan    JPMorgan    Insurance     Trust     Insurance   Insurance   Insurance   Insurance
                               Insurance   Insurance     Trust    Diversified    Trust       Trust       Trust       Trust
                                 Trust    Trust Core  Diversified   Mid Cap     Equity    Government   Intrepid    Intrepid
                               Balanced      Bond       Equity      Growth       Index       Bond       Growth      Mid Cap
                              Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                              ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
Assets:
Investments at fair
  value (note 2b)............   $47,384    1,552,659    762,090     41,432      539,197    1,373,712    866,734     805,492
Dividend receivable..........        --           --         --         --           --           --         --          --
Receivable for units sold....        --          134        297         --          132          183         --          --
                                -------    ---------    -------     ------      -------    ---------    -------     -------
       Total assets..........    47,384    1,552,793    762,387     41,432      539,329    1,373,895    866,734     805,492
                                -------    ---------    -------     ------      -------    ---------    -------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         6          216        119          6           85          192        138         124
Payable for units
  withdrawn..................        --           --         --          1           --           --        203          84
                                -------    ---------    -------     ------      -------    ---------    -------     -------
       Total liabilities.....         6          216        119          7           85          192        341         208
                                -------    ---------    -------     ------      -------    ---------    -------     -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    47,378    1,391,871    718,548     41,425      506,415    1,213,240    811,494     761,463
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --      160,706     43,720         --       32,829      160,463     54,899      43,821
                                -------    ---------    -------     ------      -------    ---------    -------     -------
Net assets...................   $47,378    1,552,577    762,268     41,425      539,244    1,373,703    866,393     805,284
                                =======    =========    =======     ======      =======    =========    =======     =======
Investments in
  securities at cost.........   $46,539    1,512,133    749,052     41,993      533,797    1,330,978    829,040     807,254
                                =======    =========    =======     ======      =======    =========    =======     =======
Shares outstanding...........     2,872      136,079     41,553      2,002       41,896      120,501     52,946      45,202
                                =======    =========    =======     ======      =======    =========    =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                                                  Legg Mason
                                                                                               Partners Variable
                                         Legg Mason Partners Variable Equity Trust               Income Trust
                              ---------------------------------------------------------------- -----------------
                               Legg Mason   Legg Mason   Legg Mason   Legg Mason
                                Partners     Partners     Partners     Partners    Legg Mason     Legg Mason
                                Variable     Variable     Variable     Variable     Partners       Partners
                               Aggressive  Capital and  Capital and  Fundamental    Variable       Variable
                                 Growth       Income       Income       Value      Investors    Strategic Bond
                              Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --
                                Class II     Class I      Class II     Class I      Class I         Class I
                              ------------ ------------ ------------ ------------ ------------ -----------------
Assets:
Investments at fair
  value (note 2b)............  $1,220,686    106,728      825,268      605,254       74,079         80,532
Dividend receivable..........          --         --           --           --           --             --
Receivable for units sold....          --         --           --          869           --             --
                               ----------    -------      -------      -------       ------         ------
       Total assets..........   1,220,686    106,728      825,268      606,123       74,079         80,532
                               ----------    -------      -------      -------       ------         ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         163         12          134           79            9              9
Payable for units
  withdrawn..................          --         --          107           --           --             --
                               ----------    -------      -------      -------       ------         ------
       Total liabilities.....         163         12          241           79            9              9
                               ----------    -------      -------      -------       ------         ------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,220,523    106,716      825,027      606,044       74,070         80,523
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --         --           --           --           --             --
                               ----------    -------      -------      -------       ------         ------
Net assets...................  $1,220,523    106,716      825,027      606,044       74,070         80,523
                               ==========    =======      =======      =======       ======         ======
Investments in
  securities at cost.........  $1,104,682    123,584      959,487      660,123       58,995         87,236
                               ==========    =======      =======      =======       ======         ======
Shares outstanding...........      74,935      8,600       66,447       27,905        4,484          8,110
                               ==========    =======      =======      =======       ======         ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                     MFS(R) Variable Insurance Trust
                              -------------------------------------------------------------------------------------------
                                   MFS(R)
                                  Investors           MFS(R)             MFS(R)            MFS(R)            MFS(R)
                                Growth Stock     Investors Trust     New Discovery    Strategic Income    Total Return
                              Series -- Service Series --  Service Series --  Service Series -- Service Series -- Service
                                Class Shares       Class Shares       Class Shares      Class Shares      Class Shares
                              ----------------- ------------------ ------------------ ----------------- -----------------
Assets:
Investments at fair
  value (note 2b)............    $2,529,755         3,859,046          1,083,781           787,738         13,163,499
Dividend receivable..........            --                --                 --                --                 --
Receivable for units sold....         1,846               522              3,432                --             40,053
                                 ----------         ---------          ---------           -------         ----------
       Total assets..........     2,531,601         3,859,568          1,087,213           787,738         13,203,552
                                 ----------         ---------          ---------           -------         ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           327               496                143               100              2,075
Payable for units
  withdrawn..................            --                --                 --                17                 --
                                 ----------         ---------          ---------           -------         ----------
       Total liabilities.....           327               496                143               117              2,075
                                 ----------         ---------          ---------           -------         ----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     2,531,274         3,859,072          1,087,070           787,621         13,165,128
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --                --                 --                --             36,349
                                 ----------         ---------          ---------           -------         ----------
Net assets...................    $2,531,274         3,859,072          1,087,070           787,621         13,201,477
                                 ==========         =========          =========           =======         ==========
Investments in
  securities at cost.........    $1,932,969         2,899,649            917,796           793,547         12,939,445
                                 ==========         =========          =========           =======         ==========
Shares outstanding...........       218,648           164,987             66,449            75,744            613,969
                                 ==========         =========          =========           =======         ==========

                              ------------------

                                   MFS(R)
                                  Utilities
                              Series -- Service
                                Class Shares
                              -----------------
Assets:
Investments at fair
  value (note 2b)............     5,439,206
Dividend receivable..........            --
Receivable for units sold....            --
                                  ---------
       Total assets..........     5,439,206
                                  ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           703
Payable for units
  withdrawn..................         2,778
                                  ---------
       Total liabilities.....         3,481
                                  ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     5,435,725
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --
                                  ---------
Net assets...................     5,435,725
                                  =========
Investments in
  securities at cost.........     3,916,233
                                  =========
Shares outstanding...........       159,461
                                  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                              Old Mutual Insurance Series Fund                 Oppenheimer Variable Account Funds
                              -------------------------------- ------------------------------------------------------------------
                                                                                                        Oppenheimer
                                               Old Mutual                   Oppenheimer   Oppenheimer     Capital
                              Old Mutual       Large Cap       Oppenheimer    Balanced      Capital     Appreciation  Oppenheimer
                              Growth II          Growth         Balanced     Fund/VA --   Appreciation   Fund/VA --    Core Bond
                              Portfolio        Portfolio         Fund/VA   Service Shares   Fund/VA    Service Shares   Fund/VA
                              ----------       ----------      ----------- -------------- ------------ -------------- -----------
Assets:
Investments at fair
  value (note 2b)............  $212,640         482,889          742,178     6,907,569      641,172      5,277,684     1,008,147
Dividend receivable..........        --              --               --            --           --             --            --
Receivable for units sold....        --               4               --        16,863           --          2,319            --
                               --------         -------          -------     ---------      -------      ---------     ---------
       Total assets..........   212,640         482,893          742,178     6,924,432      641,172      5,280,003     1,008,147
                               --------         -------          -------     ---------      -------      ---------     ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        25              56               86         1,063           76            685           116
Payable for units
  withdrawn..................        --              --                6            --           --             --            --
                               --------         -------          -------     ---------      -------      ---------     ---------
       Total liabilities.....        25              56               92         1,063           76            685           116
                               --------         -------          -------     ---------      -------      ---------     ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   212,615         482,837          742,086     6,923,369      641,096      5,251,479     1,008,031
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --              --               --            --           --         27,839            --
                               --------         -------          -------     ---------      -------      ---------     ---------
Net assets...................  $212,615         482,837          742,086     6,923,369      641,096      5,279,318     1,008,031
                               ========         =======          =======     =========      =======      =========     =========
Investments in
  securities at cost.........  $291,555         494,809          710,279     7,033,394      526,295      4,103,301     1,006,056
                               ========         =======          =======     =========      =======      =========     =========
Shares outstanding...........    13,790          20,610           45,227       424,298       13,590        112,819        91,153
                               ========         =======          =======     =========      =======      =========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                             Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------
                              Oppenheimer                            Oppenheimer
                                Global                               Main Street              Oppenheimer
                              Securities               Oppenheimer    Small Cap                  MidCap
                              Fund/VA --  Oppenheimer  Main Street   Fund/VA --  Oppenheimer     Fund/
                                Service   High Income   Fund/VA --     Service     MidCap        VA --
                                Shares      Fund/VA   Service Shares   Shares      Fund/VA   Service Shares
                              ----------- ----------- -------------- ----------- ----------- --------------
Assets:
Investments at fair
  value (note 2b)............ $10,799,656   215,155     9,565,418     8,770,871    479,251      315,402
Dividend receivable..........          --        --            --            --         --           --
Receivable for units sold....       4,926        --        14,694        22,230         17          335
                              -----------   -------     ---------     ---------    -------      -------
       Total assets..........  10,804,582   215,155     9,580,112     8,793,101    479,268      315,737
                              -----------   -------     ---------     ---------    -------      -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....       1,377        25         1,245         1,261         55           34
Payable for units
  withdrawn..................          --        --            --            --         --           --
                              -----------   -------     ---------     ---------    -------      -------
       Total liabilities.....       1,377        25         1,245         1,261         55           34
                              -----------   -------     ---------     ---------    -------      -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  10,803,205   215,130     9,528,831     8,712,748    479,213      315,703
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --        --        50,036        79,092         --           --
                              -----------   -------     ---------     ---------    -------      -------
Net assets................... $10,803,205   215,130     9,578,867     8,791,840    479,213      315,703
                              ===========   =======     =========     =========    =======      =======
Investments in
  securities at cost......... $ 9,291,708   225,801     7,660,195     8,244,874    574,684      257,143
                              ===========   =======     =========     =========    =======      =======
Shares outstanding...........     297,757    27,064       376,888       486,460      8,864        5,926
                              ===========   =======     =========     =========    =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007



                                                           PIMCO Variable Insurance Trust
                              ----------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term
                               All Asset    (U.S. Dollar    High Yield   U.S. Government  Low Duration   Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --    Portfolio --   Portfolio --
                                Advisor    Administrative Administrative Administrative  Administrative Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares    Class Shares   Class Shares
                              ------------ -------------- -------------- --------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............  $1,290,686     141,820       5,469,686      12,115,402      25,749,387     27,827,768
Dividend receivable..........          --         389          34,953          42,728          93,918        108,203
Receivable for units sold....          --          62           2,107          11,329          47,432          2,451
                               ----------     -------       ---------      ----------      ----------     ----------
       Total assets..........   1,290,686     142,271       5,506,746      12,169,459      25,890,737     27,938,422
                               ----------     -------       ---------      ----------      ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         158          20             695           1,700           4,339          3,672
Payable for units
  withdrawn..................          --          --              --              --              --             --
                               ----------     -------       ---------      ----------      ----------     ----------
       Total liabilities.....         158          20             695           1,700           4,339          3,672
                               ----------     -------       ---------      ----------      ----------     ----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,290,528     142,251       5,483,871      12,104,467      25,267,117     27,871,755
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --          --          22,180          63,292         619,281         62,995
                               ----------     -------       ---------      ----------      ----------     ----------
Net assets...................  $1,290,528     142,251       5,506,051      12,167,759      25,886,398     27,934,750
                               ==========     =======       =========      ==========      ==========     ==========
Investments in
  securities at cost.........  $1,306,283     141,273       5,516,817      11,965,080      25,325,214     27,268,887
                               ==========     =======       =========      ==========      ==========     ==========
Shares outstanding...........     109,939      14,014         679,464       1,107,441       2,499,940      2,652,790
                               ==========     =======       =========      ==========      ==========     ==========

                                  The
                               Prudential
                              Series Fund
                              ------------


                                Jennison
                              20/20 Focus
                              Portfolio --
                                Class II
                              ------------
Assets:
Investments at fair
  value (note 2b)............  4,685,223
Dividend receivable..........         --
Receivable for units sold....     24,052
                               ---------
       Total assets..........  4,709,275
                               ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        747
Payable for units
  withdrawn..................         --
                               ---------
       Total liabilities.....        747
                               ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  4,647,119
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     61,409
                               ---------
Net assets...................  4,708,528
                               =========
Investments in
  securities at cost.........  4,903,262
                               =========
Shares outstanding...........    296,909
                               =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                         The Universal
                              The Prudential Series Fund     Rydex       Institutional          Van Kampen Life
                                     (continued)         Variable Trust   Funds, Inc.          Investment Trust
                              -------------------------  -------------- --------------- -------------------------------
                                              Natural                       Equity                         Strategic
                                Jennison     Resources                    and Income       Comstock         Growth
                              Portfolio --  Portfolio --                 Portfolio --    Portfolio --    Portfolio --
                                Class II      Class II      OTC Fund    Class II Shares Class II Shares Class II Shares
                              ------------  ------------ -------------- --------------- --------------- ---------------
Assets:
Investments at fair
  value (note 2b)............   $97,776      3,095,045     1,068,725        943,776        8,874,342        558,929
Dividend receivable..........        --             --            --             --               --             --
Receivable for units sold....        --          6,424           110             --           41,690             --
                                -------      ---------     ---------        -------        ---------        -------
       Total assets..........    97,776      3,101,469     1,068,835        943,776        8,916,032        558,929
                                -------      ---------     ---------        -------        ---------        -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        13            439           145            175            1,319             72
Payable for units
  withdrawn..................        --             --            --          1,126               --          1,110
                                -------      ---------     ---------        -------        ---------        -------
       Total liabilities.....        13            439           145          1,301            1,319          1,182
                                -------      ---------     ---------        -------        ---------        -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    97,763      3,084,913     1,068,690        942,475        8,838,882        557,747
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --         16,117            --             --           75,831             --
                                -------      ---------     ---------        -------        ---------        -------
Net assets...................   $97,763      3,101,030     1,068,690        942,475        8,914,713        557,747
                                =======      =========     =========        =======        =========        =======
Investments in
  securities at cost.........   $80,871      2,939,666       771,486        956,279        8,927,299        477,599
                                =======      =========     =========        =======        =========        =======
Shares outstanding...........     4,220         55,348        58,980         64,028          643,068         16,790
                                =======      =========     =========        =======        =========        =======


                              XTF Advisors Trust
                              -------------------


                              ETF 60 Portfolio --
                                Class II Shares
                              -------------------
Assets:
Investments at fair
  value (note 2b)............      1,358,934
Dividend receivable..........             --
Receivable for units sold....             27
                                   ---------
       Total assets..........      1,358,961
                                   ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....            245
Payable for units
  withdrawn..................             --
                                   ---------
       Total liabilities.....            245
                                   ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      1,347,591
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         11,125
                                   ---------
Net assets...................      1,358,716
                                   =========
Investments in
  securities at cost.........      1,382,064
                                   =========
Shares outstanding...........        136,302
                                   =========

                 See accompanying note to financial statements

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                                               AIM Variable Insurance Funds
                                            ----------------------------------------------------------------------------------
                                                                AIM V.I.                                          AIM V.I.
                                                                 Capital        AIM V.I.         AIM V.I.      International
                                             AIM V.I. Basic   Appreciation     Core Equity     Global Real         Growth
                            Consolidated     Value Fund --       Fund --         Fund --      Estate Fund --      Fund --
                                Total       Series II shares Series I shares Series I shares Series II shares Series II shares
                          ----------------- ---------------- --------------- --------------- ---------------- ----------------
                             Year ended
                          December 31, 2007                                    Year ended December 31, 2007
                          ----------------- ----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 20,238,987           9,337              --         10,117            46,928          26,635
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     10,819,679          38,559          14,266         15,217             7,231          91,069
                            ------------        --------         -------         ------          --------         -------
Net investment income
  (expense)..............      9,419,308         (29,222)        (14,266)        (5,100)           39,697         (64,434)
                            ------------        --------         -------         ------          --------         -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     14,660,452          87,724          25,357         30,510            (7,880)        276,749
   Change in unrealized
     appreciation
     (depreciation)......    (11,661,873)       (185,047)         76,728         40,047          (152,226)        253,716
   Capital gain
     distribution........     25,528,989         132,746              --             --            79,848              --
                            ------------        --------         -------         ------          --------         -------
Net realized and
  unrealized gain (loss)
  on investments.........     28,527,568          35,423         102,085         70,557           (80,258)        530,465
                            ------------        --------         -------         ------          --------         -------
Increase (decrease) in
  net assets from
  operations.............   $ 37,946,876           6,201          87,819         65,457           (40,561)        466,031
                            ============        ========         =======         ======          ========         =======

                          ---------------
                             AIM V.I.
                             Large Cap
                              Growth
                              Fund --
                          Series I shares
                          ---------------


                          ---------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         80
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      3,488
                              ------
Net investment income
  (expense)..............     (3,408)
                              ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      5,947
   Change in unrealized
     appreciation
     (depreciation)......     24,697
   Capital gain
     distribution........         --
                              ------
Net realized and
  unrealized gain (loss)
  on investments.........     30,644
                              ------
Increase (decrease) in
  net assets from
  operations.............     27,236
                              ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                Alger American Fund                        AllianceBernstein Variable Products Series Fund, Inc.
                           ----------------------------  -----------------------------------------------------------------------
                               Alger      Alger American AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                              American        Small       Balanced Wealth       Global          Growth and       International
                               Growth     Capitalization     Strategy         Technology          Income             Value
                            Portfolio --   Portfolio --    Portfolio --      Portfolio --      Portfolio --      Portfolio --
                           Class O Shares Class O Shares      Class B           Class B           Class B           Class B
                           -------------- -------------- ----------------- ----------------- ----------------- -----------------
                                                            Period from
                                                           August 27 to
                           Year ended December 31, 2007  December 31, 2007                      Year ended December 31, 2007
                           ----------------------------  ----------------- -----------------------------------------------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............    $  1,809            --               --               --            145,766           256,821
   Expenses -- Mortality
    and expense risk and
    administrative
    expenses (note 4a)....       7,271         9,413            6,821            7,919            152,554           204,925
                              --------       -------          -------           ------           --------          --------
Net investment income
 (expense)................      (5,462)       (9,413)          (6,821)          (7,919)            (6,788)           51,896
                              --------       -------          -------           ------           --------          --------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................     (14,615)       92,728             (445)          12,286            262,541           385,567
   Change in unrealized
    appreciation
    (depreciation)........     106,611        18,903          (13,879)          77,674           (395,340)         (570,328)
   Capital gain
    distribution..........          --            --               --               --            444,535           223,128
                              --------       -------          -------           ------           --------          --------
Net realized and
 unrealized gain (loss)
 on investments...........      91,996       111,631          (14,324)          89,960            311,736            38,367
                              --------       -------          -------           ------           --------          --------
Increase (decrease) in
 net assets from
 operations...............    $ 86,534       102,218          (21,145)          82,041            304,948            90,263
                              ========       =======          =======           ======           ========          ========

                           -----------------
                           AllianceBernstein
                               Large Cap
                                Growth
                             Portfolio --
                                Class B
                           -----------------



                           -----------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............           --
   Expenses -- Mortality
    and expense risk and
    administrative
    expenses (note 4a)....       37,624
                                -------
Net investment income
 (expense)................      (37,624)
                                -------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................       82,890
   Change in unrealized
    appreciation
    (depreciation)........      214,898
   Capital gain
    distribution..........           --
                                -------
Net realized and
 unrealized gain (loss)
 on investments...........      297,788
                                -------
Increase (decrease) in
 net assets from
 operations...............      260,164
                                =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          AllianceBernstein
                          Variable Products                                                  American Century
                          Series Fund, Inc.                                                      Variable
                             (continued)      American Century Variable Portfolios, Inc.    Portfolios II, Inc.
                          ----------------- ----------------------------------------------  -------------------
                          AllianceBernstein
                              Small Cap     VP Income &      VP                                VP Inflation
                               Growth         Growth    International VP Ultra(R) VP Value      Protection
                            Portfolio --      Fund --      Fund --      Fund --   Fund --         Fund --
                               Class B        Class I      Class I      Class I   Class I        Class II
                          ----------------- ----------- ------------- ----------- --------  -------------------
                                                      Year ended December 31, 2007
                          ------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $    --          8,511       11,519           --    138,654        53,255
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..        2,103         10,458       38,562       13,115     32,769        18,976
                               -------        -------      -------      -------   --------        ------
Net investment income
  (expense)..............       (2,103)        (1,947)     (27,043)     (13,115)   105,885        34,279
                               -------        -------      -------      -------   --------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       11,680         18,204      162,772       15,988      1,817        (3,703)
   Change in unrealized
     appreciation
     (depreciation)......        4,325        (50,387)     163,255      143,362   (296,721)       39,836
   Capital gain
     distribution........           --             --           --           --     60,710            --
                               -------        -------      -------      -------   --------        ------
Net realized and
  unrealized gain (loss)
  on investments.........       16,005        (32,183)     326,027      159,350   (234,194)       36,133
                               -------        -------      -------      -------   --------        ------
Increase (decrease) in
  net assets from
  operations.............      $13,902        (34,130)     298,984      146,235   (128,309)       70,412
                               =======        =======      =======      =======   ========        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                           Columbia Funds Variable
                                      BlackRock Variable Series Funds, Inc.                   Insurance Trust I
                          ------------------------------------------------------------  -----------------------------
                                                                                                          Columbia
                                                           BlackRock                       Columbia       Marsico
                                              BlackRock    Large Cap     BlackRock         Marsico     International
                             BlackRock         Global       Growth         Value            Growth     Opportunities
                          Basic Value V.I. Allocation V.I.   V.I.    Opportunities V.I. Fund, Variable Fund, Variable
                              Fund --          Fund --      Fund --       Fund --         Series --      Series --
                             Class III        Class III    Class III     Class III         Class A        Class B
                          ---------------- --------------- --------- ------------------ -------------- --------------
                                          Year ended December 31, 2007                  Year ended December 31, 2007
                          ------------------------------------------------------------  -----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $  16,997        1,026,402         99         27,841            3,380         173,443
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       10,368          314,684      1,923          8,325           66,489         155,282
                             ---------        ---------     ------        -------          -------       ---------
Net investment income
  (expense)..............        6,629          711,718     (1,824)        19,516          (63,109)         18,161
                             ---------        ---------     ------        -------          -------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        4,210          255,126        519        (83,476)         149,513         502,483
   Change in unrealized
     appreciation
     (depreciation)......     (106,879)        (555,721)     6,253        (23,665)         529,035         768,216
   Capital gain
     distribution........       92,003        1,442,217         --         74,370               --         201,799
                             ---------        ---------     ------        -------          -------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........      (10,666)       1,141,622      6,772        (32,771)         678,548       1,472,498
                             ---------        ---------     ------        -------          -------       ---------
Increase (decrease) in
  net assets from
  operations.............    $  (4,037)       1,853,340      4,948        (13,255)         615,439       1,490,659
                             =========        =========     ======        =======          =======       =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Dreyfus                             DWS Variable Series II
                          ----------------------------------------  -------------------------------------------
                             Dreyfus
                           Investment
                          Portfolios --   Dreyfus     The Dreyfus
                             MidCap       Variable      Socially
                              Stock      Investment   Responsible     DWS Dreman     DWS Dreman        DWS
                          Portfolio --    Fund --     Growth Fund,   High Return   Small Mid Cap    Technology
                             Initial    Money Market    Inc. --     Equity VIP --   Value VIP --      VIP --
                             Shares      Portfolio   Initial Shares Class B Shares Class B Shares Class B Shares
                          ------------- ------------ -------------- -------------- -------------- --------------
                                Year ended December 31, 2007                Year ended December 31, 2007
                          ----------------------------------------  -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  4,862       48,735         1,943         11,410          47,847            --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      2,977       16,701         5,809         16,853          19,815         3,085
                            --------       ------        ------        -------        --------        ------
Net investment income
  (expense)..............      1,885       32,034        (3,866)        (5,443)         28,032        (3,085)
                            --------       ------        ------        -------        --------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      1,573           (4)        7,382         35,947           8,007         5,184
   Change in unrealized
     appreciation
     (depreciation)......    (23,072)          --        18,248        (80,268)       (155,018)       20,240
   Capital gain
     distribution........     18,840           --            --          9,045         121,926            --
                            --------       ------        ------        -------        --------        ------
Net realized and
  unrealized gain (loss)
  on investments.........     (2,659)          (4)       25,630        (35,276)        (25,085)       25,424
                            --------       ------        ------        -------        --------        ------
Increase (decrease) in
  net assets from
  operations.............   $   (774)      32,030        21,764        (40,719)          2,947        22,339
                            ========       ======        ======        =======        ========        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                         Evergreen
                                                     Variable Annuity
                          Eaton Vance Variable Trust       Trust          Federated Insurance Series
                          -------------------------  ----------------- -------------------------------
                                                                       Federated             Federated
                                             VT                         American            High Income
                               VT         Worldwide                     Leaders   Federated    Bond
                          Floating-Rate    Health      Evergreen VA    Fund II --  Capital  Fund II --
                             Income       Sciences     Omega Fund --    Primary    Income     Primary
                              Fund          Fund          Class 2        Shares    Fund II    Shares
                          -------------   ---------  ----------------- ---------- --------- -----------
                          Year ended December 31,       Year ended
                                   2007              December 31, 2007   Year ended December 31, 2007
                          -------------------------  ----------------- -------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 677,880           --           120         13,701     17,929     34,631
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     177,617       34,049           639          6,319      4,253      5,869
                            ---------      -------         -----        -------    -------    -------
Net investment income
  (expense)..............     500,263      (34,049)         (519)         7,382     13,676     28,762
                            ---------      -------         -----        -------    -------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (32,394)      40,811           102         (5,112)   (26,846)    (2,577)
   Change in unrealized
     appreciation
     (depreciation)......    (478,153)      73,879         4,398        (87,778)    22,095    (17,391)
   Capital gain
     distribution........          --       17,816            --         50,173         --         --
                            ---------      -------         -----        -------    -------    -------
Net realized and
  unrealized gain (loss)
  on investments.........    (510,547)     132,506         4,500        (42,717)    (4,751)   (19,968)
                            ---------      -------         -----        -------    -------    -------
Increase (decrease) in
  net assets from
  operations.............   $ (10,284)      98,457         3,981        (35,335)     8,925      8,794
                            =========      =======         =====        =======    =======    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Federated Insurance
                            Series (continued)       Fidelity(R) Variable Insurance Products Fund
                          ---------------------- ---------------------------------------------------
                           Federated
                          High Income Federated   VIP Asset    VIP Asset       VIP           VIP
                             Bond      Kaufmann  Manager/SM/  Manager/SM/    Balanced   Contrafund(R)
                          Fund II --  Fund II -- Portfolio -- Portfolio -- Portfolio -- Portfolio --
                            Service     Service    Initial      Service      Service       Initial
                            Shares      Shares      Class       Class 2      Class 2        Class
                          ----------- ---------- ------------ ------------ ------------ -------------
                                Year ended
                            December 31, 2007                Year ended December 31, 2007
                          ---------------------- ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 568,693    67,215      19,045       63,602      168,077       130,046
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    117,547    63,245       4,126       19,941       87,119        40,039
                           ---------   -------      ------      -------      -------      --------
Net investment income
  (expense)..............    451,146     3,970      14,919       43,661       80,958        90,007
                           ---------   -------      ------      -------      -------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        110   177,168       2,450       20,147       44,872       291,413
   Change in unrealized
     appreciation
     (depreciation)......   (339,224)  361,688      12,213       44,163      (29,350)     (455,154)
   Capital gain
     distribution........         --   135,417       7,974       33,070       18,797       494,352
                           ---------   -------      ------      -------      -------      --------
Net realized and
  unrealized gain (loss)
  on investments.........   (339,114)  674,273      22,637       97,380       34,319       330,611
                           ---------   -------      ------      -------      -------      --------
Increase (decrease) in
  net assets from
  operations.............  $ 112,032   678,243      37,556      141,041      115,277       420,618
                           =========   =======      ======      =======      =======      ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                         Fidelity(R) Variable Insurance Products Fund (continued)
                          --------------------------------------------------------------------------------------
                                            VIP
                                          Dynamic        VIP          VIP          VIP
                               VIP        Capital      Equity-      Equity-       Growth            VIP
                          Contrafund(R) Appreciation    Income       Income      & Income          Growth
                          Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --       & Income
                             Service      Service      Initial      Service      Initial    Portfolio -- Service
                             Class 2      Class 2       Class       Class 2       Class           Class 2
                          ------------- ------------ ------------ ------------ ------------ --------------------
                                                       Year ended December 31, 2007
                          --------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 1,874,409     20,098        30,637       303,573     37,174          145,221
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      485,155      4,958        22,171       176,550     10,613           54,912
                           -----------    -------      --------    ----------    -------          -------
Net investment income
  (expense)..............    1,389,254     15,140         8,466       127,023     26,561           90,309
                           -----------    -------      --------    ----------    -------          -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      607,081        582       132,434       135,271     79,811          106,515
   Change in unrealized
     appreciation
     (depreciation)......   (4,700,359)   (31,719)     (200,131)   (1,503,396)   (35,691)          98,077
   Capital gain
     distribution........    7,155,115     22,592        94,474     1,047,873     11,590           46,764
                           -----------    -------      --------    ----------    -------          -------
Net realized and
  unrealized gain (loss)
  on investments.........    3,061,837     (8,545)       26,777      (320,252)    55,710          251,356
                           -----------    -------      --------    ----------    -------          -------
Increase (decrease) in
  net assets from
  operations.............  $ 4,451,091      6,595        35,243      (193,229)    82,271          341,665
                           ===========    =======      ========    ==========    =======          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Fidelity(R) Variable Insurance Products Fund (continued)
                          -----------------------------------------------------------------------------------------------
                                                                        VIP
                               VIP                                   Investment                                  VIP
                             Growth          VIP           VIP         Grade         VIP          VIP           Value
                          Opportunities     Growth        Growth        Bond       Mid Cap      Overseas      Strategies
                          Portfolio --   Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --
                             Initial       Initial       Service      Service      Service      Initial        Service
                              Class         Class        Class 2      Class 2      Class 2       Class         Class 2
                          -------------  ------------  ------------ ------------ ------------ ------------   ------------
                                                                    Period from
                                                        Year ended   May 1, to    Year ended
                                                       December 31, December 31, December 31,
                          Year ended December 31, 2007     2007         2007         2007     Year ended December 31, 2007
                          ---------------------------  ------------ ------------ ------------ ---------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $    --         9,827        10,200        1,906       106,429      23,996         25,960
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      5,725        14,832        34,745       22,625       269,422      10,405          5,939
                             -------       -------       -------      -------     ---------     -------        -------
Net investment income
  (expense)..............     (5,725)       (5,005)      (24,545)     (20,719)     (162,993)     13,591         20,021
                             -------       -------       -------      -------     ---------     -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     27,196        (1,175)       95,966        8,680       383,360      81,525            447
   Change in unrealized
     appreciation
     (depreciation)......     62,191       242,071       420,000       74,297       432,057     (41,649)       (28,076)
   Capital gain
     distribution........         --            --            --           --     1,506,767      54,485         10,261
                             -------       -------       -------      -------     ---------     -------        -------
Net realized and
  unrealized gain (loss)
  on investments.........     89,387       240,896       515,966       82,977     2,322,184      94,361        (17,368)
                             -------       -------       -------      -------     ---------     -------        -------
Increase (decrease) in
  net assets from
  operations.............    $83,662       235,891       491,421       62,258     2,159,191     107,952          2,653
                             =======       =======       =======      =======     =========     =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          Franklin Templeton Variable Insurance Products Trust
                          ------------------------------------------------------------------------------------
                                                      Franklin
                                                      Templeton
                                        Franklin         VIP                                         Templeton
                            Franklin   Large Cap      Founding        Mutual   Templeton  Templeton    Global
                             Income      Growth         Funds         Shares    Foreign    Foreign     Asset
                           Securities  Securities    Allocation     Securities Securities Securities Allocation
                            Fund --     Fund --        Fund --       Fund --    Fund --    Fund --    Fund --
                            Class 2     Class 2        Class 2       Class 2    Class 1    Class 2    Class 2
                             Shares      Shares        Shares         Shares     Shares     Shares     Shares
                          -----------  ---------- ----------------- ---------- ---------- ---------- ----------
                                                     Period from
                                Year ended          August 27 to
                             December 31, 2007    December 31, 2007        Year ended December 31, 2007
                          ----------------------  ----------------- ------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 2,397,905    11,293             --        115,276     2,848     96,569     128,936
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..   1,383,265    20,226         24,857         83,719     1,680     77,570      11,166
                          -----------   -------       --------       --------    ------    -------    --------
Net investment income
  (expense)..............   1,014,640    (8,933)       (24,857)        31,557     1,168     18,999     117,770
                          -----------   -------       --------       --------    ------    -------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,525,594    72,376         (4,557)         9,398    12,374    163,048     (12,244)
   Change in unrealized
     appreciation
     (depreciation)......  (3,121,035)  (14,804)       (91,283)      (249,506)   (1,697)   202,866    (206,210)
   Capital gain
     distribution........     283,223    11,119             --        159,805     5,064    187,410     155,241
                          -----------   -------       --------       --------    ------    -------    --------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,312,218)   68,691        (95,840)       (80,303)   15,741    553,324     (63,213)
                          -----------   -------       --------       --------    ------    -------    --------
Increase (decrease) in
  net assets from
  operations............. $  (297,578)   59,758       (120,697)       (48,746)   16,909    572,323      54,557
                          ===========   =======       ========       ========    ======    =======    ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Franklin Templeton
                           Variable Insurance
                             Products Trust
                               (continued)             GE Investments Funds, Inc.
                          --------------------  ----------------------------------------
                          Templeton
                            Global   Templeton
                            Income     Growth
                          Securities Securities
                           Fund --    Fund --            International  Mid-Cap   Money
                           Class 1    Class 2    Income     Equity      Equity    Market
                            Shares     Shares     Fund       Fund        Fund      Fund
                          ---------- ---------- -------  ------------- --------  -------
                               Year ended
                            December 31, 2007         Year ended December 31, 2007
                          --------------------  ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 5,050     19,778   263,648       3,925     142,254  518,739
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    1,989     20,618   106,395       3,201      96,846  172,735
                           -------    -------   -------     -------    --------  -------
Net investment income
  (expense)..............    3,061       (840)  157,253         724      45,408  346,004
                           -------    -------   -------     -------    --------  -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   12,990      7,413   (86,168)     48,320     171,153       --
   Change in unrealized
     appreciation
     (depreciation)......   (2,605)   (67,482)   63,167     (33,821)   (521,555)      (1)
   Capital gain
     distribution........       --     46,158        --      29,408     940,552       --
                           -------    -------   -------     -------    --------  -------
Net realized and
  unrealized gain (loss)
  on investments.........   10,385    (13,911)  (23,001)     43,907     590,150       (1)
                           -------    -------   -------     -------    --------  -------
Increase (decrease) in
  net assets from
  operations.............  $13,446    (14,751)  134,252      44,631     635,558  346,003
                           =======    =======   =======     =======    ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                             GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------------------
                             Premier    Real Estate S&P 500(R) Small-Cap  Total Return   Total Return
                          Growth Equity Securities    Index     Equity      Fund --        Fund --
                              Fund         Fund        Fund      Fund    Class 1 Shares Class 3 Shares
                          ------------- ----------- ---------- --------- -------------- --------------
                                                  Year ended December 31, 2007
                          ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   9,143      287,769    726,388   194,685      805,394       2,361,605
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      32,980       69,866    628,118    98,495      527,153       1,335,499
                            ---------   ----------  ---------  --------    ---------      ----------
Net investment income
  (expense)..............     (23,837)     217,903     98,270    96,190      278,241       1,026,106
                            ---------   ----------  ---------  --------    ---------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     128,554       70,706  1,315,249   106,985      659,288       1,748,043
   Change in unrealized
     appreciation
     (depreciation)......    (168,306)  (2,270,839)  (623,997) (991,025)     979,008      (1,372,203)
   Capital gain
     distribution........     151,411    1,244,824    612,462   853,728    1,178,135       3,458,966
                            ---------   ----------  ---------  --------    ---------      ----------
Net realized and
  unrealized gain (loss)
  on investments.........     111,659     (955,309) 1,303,714   (30,312)   2,816,431       3,834,806
                            ---------   ----------  ---------  --------    ---------      ----------
Increase (decrease) in
  net assets from
  operations.............   $  87,822     (737,406) 1,401,984    65,878    3,094,672       4,860,912
                            =========   ==========  =========  ========    =========      ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             GE Investments          Goldman
                              Funds, Inc.         Sachs Variable          J.P. Morgan
                              (continued)        Insurance Trust        Series Trust II
                          -------------------  -------------------  ----------------------
                                                Goldman    Goldman
                                                 Sachs      Sachs
                             U.S.     Value    Growth and  Mid Cap            International
                            Equity    Equity     Income     Value     Bond       Equity
                             Fund      Fund       Fund      Fund    Portfolio   Portfolio
                          ---------  --------  ---------- --------  --------- -------------
                               Year ended           Year ended            Year ended
                           December 31, 2007    December 31, 2007      December 31, 2007
                          -------------------  -------------------  ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  18,594    41,687     7,778     64,285   137,232      4,420
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    34,931    34,928     3,903     31,927    31,811      7,582
                          ---------  --------   -------   --------  --------     ------
Net investment income
  (expense)..............   (16,337)    6,759     3,875     32,358   105,421     (3,162)
                          ---------  --------   -------   --------  --------     ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   276,401    55,803    40,401    265,109    (6,291)    13,596
   Change in unrealized
     appreciation
     (depreciation)......  (324,894) (141,922)  (53,554)  (417,994) (105,235)    20,753
   Capital gain
     distribution........   223,089   253,093    14,596    201,715        --         --
                          ---------  --------   -------   --------  --------     ------
Net realized and
  unrealized gain (loss)
  on investments.........   174,596   166,974     1,443     48,830  (111,526)    34,349
                          ---------  --------   -------   --------  --------     ------
Increase (decrease) in
  net assets from
  operations............. $ 158,259   173,733     5,318     81,188    (6,105)    31,187
                          =========  ========   =======   ========  ========     ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            J.P. Morgan Series Trust II
                                    (continued)                      Janus Aspen Series
                          ------------------------------  ---------------------------------------
                                               U.S. Large   Balanced      Balanced   Flexible Bond
                           Mid Cap     Small    Cap Core  Portfolio --  Portfolio -- Portfolio --
                            Value     Company    Equity   Institutional   Service    Institutional
                          Portfolio  Portfolio Portfolio     Shares        Shares       Shares
                          ---------  --------- ---------- ------------- ------------ -------------
                           Year ended December 31, 2007         Year ended December 31, 2007
                          ------------------------------  ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  84,897     2,355     2,141       69,638      186,704       12,598
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    57,584     7,331     3,215       39,810      129,304        3,897
                          ---------   -------    ------      -------      -------       ------
Net investment income
  (expense)..............    27,313    (4,976)   (1,074)      29,828       57,400        8,701
                          ---------   -------    ------      -------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   132,280    13,314     2,767      145,956      177,915       (5,646)
   Change in unrealized
     appreciation
     (depreciation)......  (236,979)  (54,767)   (1,565)      69,909      335,621       10,465
   Capital gain
     distribution........   106,007    19,047        --           --           --           --
                          ---------   -------    ------      -------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........     1,308   (22,406)    1,202      215,865      513,536        4,819
                          ---------   -------    ------      -------      -------       ------
Increase (decrease) in
  net assets from
  operations............. $  28,621   (27,382)      128      245,693      570,936       13,520
                          =========   =======    ======      =======      =======       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                   Janus Aspen Series (continued)
                          -------------------------------------------------------------------------------
                                                     Global Life     Global    International International
                              Forty        Forty       Sciences    Technology     Growth        Growth
                          Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                          Institutional   Service      Service      Service    Institutional    Service
                             Shares        Shares       Shares       Shares       Shares        Shares
                          ------------- ------------ ------------ ------------ ------------- -------------
                                                    Year ended December 31, 2007
                          -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  9,481         7,767          --          168         9,982         5,855
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     41,343        66,205       2,277          918        24,159        20,557
                            --------     ---------      ------       ------       -------       -------
Net investment income
  (expense)..............    (31,862)      (58,438)     (2,277)        (750)      (14,177)      (14,702)
                            --------     ---------      ------       ------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    200,349       326,243      28,273        6,706       322,952        75,038
   Change in unrealized
     appreciation
     (depreciation)......    704,879       837,861       1,673        4,223        94,769       243,831
   Capital gain
     distribution........         --            --          --           --            --            --
                            --------     ---------      ------       ------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments.........    905,228     1,164,104      29,946       10,929       417,721       318,869
                            --------     ---------      ------       ------       -------       -------
Increase (decrease) in
  net assets from
  operations.............   $873,366     1,105,666      27,669       10,179       403,544       304,167
                            ========     =========      ======       ======       =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                   Janus Aspen Series (continued)
                          -------------------------------------------------------------------------------
                            Large Cap    Large Cap      Mid Cap      Mid Cap      Worldwide    Worldwide
                             Growth        Growth       Growth        Growth       Growth        Growth
                          Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                          Institutional   Service    Institutional   Service    Institutional   Service
                             Shares        Shares       Shares        Shares       Shares        Shares
                          ------------- ------------ ------------- ------------ ------------- ------------
                                                    Year ended December 31, 2007
                          -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 10,192        1,652         4,501          187        12,548        3,275
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     21,547        4,927        32,645        4,936        24,403        9,678
                            --------       ------      --------       ------       -------       ------
Net investment income
  (expense)..............    (11,355)      (3,275)      (28,144)      (4,749)      (11,855)      (6,403)
                            --------       ------      --------       ------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (63,367)      40,474      (193,277)      71,147       (30,877)      48,248
   Change in unrealized
     appreciation
     (depreciation)......    278,860        5,709       647,720       (5,582)      193,363       10,039
   Capital gain
     distribution........         --           --        11,980        1,539            --           --
                            --------       ------      --------       ------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    215,493       46,183       466,423       67,104       162,486       58,287
                            --------       ------      --------       ------       -------       ------
Increase (decrease) in
  net assets from
  operations.............   $204,138       42,908       438,279       62,355       150,631       51,884
                            ========       ======      ========       ======       =======       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                             JPMorgan Insurance Trust
                          ----------------------------------------------------------------------------------------------
                                                               JPMorgan
                                       JPMorgan    JPMorgan    Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                           JPMorgan    Insurance   Insurance     Trust     Insurance   Insurance   Insurance   Insurance
                           Insurance     Trust       Trust    Diversified    Trust       Trust       Trust       Trust
                             Trust       Core     Diversified   Mid Cap     Equity    Government   Intrepid    Intrepid
                           Balanced      Bond       Equity      Growth       Index       Bond       Growth      Mid Cap
                          Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                          ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
                                                           Year ended December 31, 2007
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $488        70,487        788         564         426       73,448          5       1,660
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     416        28,658      5,422         361       3,921       27,239      5,937       6,032
                             ----       -------     ------       -----      ------      -------     ------      ------
Net investment income
  (expense)..............      72        41,829     (4,634)        203      (3,495)      46,209     (5,932)     (4,372)
                             ----       -------     ------       -----      ------      -------     ------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      18       (14,217)     2,927        (873)        182      (12,013)     7,579      (3,522)
   Change in unrealized
     appreciation
     (depreciation)......     760        35,264     13,038        (702)      5,400       38,231     37,694      (5,780)
   Capital gain
     distribution........      93            --      1,347       3,370          --           --         --       5,710
                             ----       -------     ------       -----      ------      -------     ------      ------
Net realized and
  unrealized gain (loss)
  on investments.........     871        21,047     17,312       1,795       5,582       26,218     45,273      (3,592)
                             ----       -------     ------       -----      ------      -------     ------      ------
Increase (decrease) in
  net assets from
  operations.............    $943        62,876     12,678       1,998       2,087       72,427     39,341      (7,964)
                             ====       =======     ======       =====      ======      =======     ======      ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                              Legg Mason
                                                                                               Partners
                                                                                               Variable
                                     Legg Mason Partners Variable Equity Trust               Income Trust
                          ---------------------------------------------------------------  -----------------
                           Legg Mason   Legg Mason   Legg Mason   Legg Mason
                            Partners     Partners     Partners     Partners    Legg Mason     Legg Mason
                            Variable     Variable     Variable     Variable     Partners       Partners
                           Aggressive  Capital and  Capital and  Fundamental    Variable       Variable
                             Growth       Income       Income       Value      Investors    Strategic Bond
                          Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --
                            Class II     Class I      Class II     Class I      Class I         Class I
                          ------------ ------------ ------------ ------------ ------------ -----------------
                                                                                              Year ended
                                            Year ended December 31, 2007                   December 31, 2007
                          ---------------------------------------------------------------  -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     --       6,063        39,993       11,652       1,071          3,946
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     19,988       1,674        14,074        9,904       2,557          1,954
                            --------     -------      --------     --------     -------         ------
Net investment income
  (expense)..............    (19,988)      4,389        25,919        1,748      (1,486)         1,992
                            --------     -------      --------     --------     -------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      8,253      17,703        25,268       74,845      40,073         (6,421)
   Change in unrealized
     appreciation
     (depreciation)......    (13,948)    (32,257)     (149,264)    (135,886)    (33,329)         4,907
   Capital gain
     distribution........     10,233      14,352       108,756       58,012       2,461             --
                            --------     -------      --------     --------     -------         ------
Net realized and
  unrealized gain (loss)
  on investments.........      4,538        (202)      (15,240)      (3,029)      9,205         (1,514)
                            --------     -------      --------     --------     -------         ------
Increase (decrease) in
  net assets from
  operations.............   $(15,450)      4,187        10,679       (1,281)      7,719            478
                            ========     =======      ========     ========     =======         ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                MFS(R) Variable Insurance Trust
                          -----------------------------------------------------------------------------------------
                               MFS(R)
                              Investors          MFS(R)            MFS(R)            MFS(R)            MFS(R)
                            Growth Stock     Investors Trust    New Discovery   Strategic Income    Total Return
                          Series -- Service Series -- Service Series -- Service Series -- Service Series -- Service
                            Class Shares      Class Shares      Class Shares      Class Shares      Class Shares
                          ----------------- ----------------- ----------------- ----------------- -----------------
                                                                 Year ended December 31, 2007
                          -----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $  2,150            22,627            27,840           33,098            234,253
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       40,089            59,682            18,896           11,258            201,758
                              --------           -------           -------           ------           --------
Net investment income
  (expense)..............      (37,939)          (37,055)            8,944           21,840             32,495
                              --------           -------           -------           ------           --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       80,509           118,228            33,745           (1,602)            53,882
   Change in unrealized
     appreciation
     (depreciation)......      186,685           194,015           (88,937)          (7,448)          (211,880)
   Capital gain
     distribution........           --            32,847            59,420               --            201,403
                              --------           -------           -------           ------           --------
Net realized and
  unrealized gain (loss)
  on investments.........      267,194           345,090             4,228           (9,050)            43,405
                              --------           -------           -------           ------           --------
Increase (decrease) in
  net assets from
  operations.............     $229,255           308,035            13,172           12,790             75,900
                              ========           =======           =======           ======           ========

                          ------------------

                               MFS(R)
                              Utilities
                          Series -- Service
                            Class Shares
                          -----------------

                          ------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       162,617
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..        75,645
                              ---------
Net investment income
  (expense)..............        86,972
                              ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       228,472
   Change in unrealized
     appreciation
     (depreciation)......       550,393
   Capital gain
     distribution........       196,581
                              ---------
Net realized and
  unrealized gain (loss)
  on investments.........       975,446
                              ---------
Increase (decrease) in
  net assets from
  operations.............     1,062,418
                              =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          Old Mutual Insurance
                               Series Fund                    Oppenheimer Variable Account Funds
                          --------------------  --------------------------------------------------------------
                                                            Oppenheimer               Oppenheimer
                                     Old Mutual              Balanced   Oppenheimer     Capital
                          Old Mutual Large Cap  Oppenheimer Fund/VA --    Capital     Appreciation  Oppenheimer
                          Growth II    Growth    Balanced     Service   Appreciation   Fund/VA --    Core Bond
                          Portfolio  Portfolio    Fund/VA     Shares      Fund/VA    Service Shares   Fund/VA
                          ---------- ---------- ----------- ----------- ------------ -------------- -----------
                               Year ended
                            December 31, 2007                    Year ended December 31, 2007
                          --------------------  --------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $    294       723      24,900      92,964       2,359           532        68,309
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     3,134     7,070      12,003      91,916      12,307        86,580        17,284
                           --------   -------     -------    --------     -------       -------       -------
Net investment income
  (expense)..............    (2,840)   (6,347)     12,897       1,048      (9,948)      (86,048)       51,025
                           --------   -------     -------    --------     -------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (38,402)  (14,910)     16,432       7,281      78,185       184,697        (7,188)
   Change in unrealized
     appreciation
     (depreciation)......    85,483   104,926     (78,433)   (291,926)     45,149       498,567        (9,576)
   Capital gain
     distribution........        --        --      68,878     280,463          --            --            --
                           --------   -------     -------    --------     -------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments.........    47,081    90,016       6,877      (4,182)    123,334       683,264       (16,764)
                           --------   -------     -------    --------     -------       -------       -------
Increase (decrease) in
  net assets from
  operations.............  $ 44,241    83,669      19,774      (3,134)    113,386       597,216        34,261
                           ========   =======     =======    ========     =======       =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Oppenheimer Variable Account Funds (continued)
                          ----------------------------------------------------------------------------------
                           Oppenheimer                               Oppenheimer
                              Global                  Oppenheimer    Main Street                Oppenheimer
                            Securities   Oppenheimer  Main Street     Small Cap    Oppenheimer  MidCap Fund/
                            Fund/VA --   High Income   Fund/VA --     Fund/VA --     MidCap        VA --
                          Service Shares   Fund/VA   Service Shares Service Shares   Fund/VA   Service Shares
                          -------------- ----------- -------------- -------------- ----------- --------------
                                                     Year ended December 31, 2007
                          ----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 148,157       33,773       112,693         19,472           --           --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     157,814        5,285       209,753        112,314        7,951        5,157
                            ---------      -------      --------       --------      -------       ------
Net investment income
  (expense)..............      (9,657)      28,488       (97,060)       (92,842)      (7,951)      (5,157)
                            ---------      -------      --------       --------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     255,036       (7,686)      750,995        201,944      (50,041)       7,575
   Change in unrealized
     appreciation
     (depreciation)......    (274,785)     (20,474)     (312,156)      (604,633)      88,914       11,034
   Capital gain
     distribution........     431,655           --            --        184,660           --           --
                            ---------      -------      --------       --------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........     411,906      (28,160)      438,839       (218,029)      38,873       18,609
                            ---------      -------      --------       --------      -------       ------
Increase (decrease) in
  net assets from
  operations.............   $ 402,249          328       341,779       (310,871)      30,922       13,452
                            =========      =======      ========       ========      =======       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                       PIMCO Variable Insurance Trust
                          ----------------------------------------------------------------------------------------
                                        Foreign Bond
                                       Portfolio (U.S.                   Long-Term
                           All Asset       Dollar        High Yield   U.S. Government  Low Duration   Total Return
                          Portfolio --   Hedged) --     Portfolio --   Portfolio --    Portfolio --   Portfolio --
                            Advisor    Administrative  Administrative Administrative  Administrative Administrative
                          Class Shares  Class Shares    Class Shares   Class Shares    Class Shares   Class Shares
                          ------------ --------------- -------------- --------------- -------------- --------------

                                                        Year ended December 31, 2007
                          ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $88,256         4,919          456,113        462,440        431,099       1,378,819
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    16,138         2,406          107,548        168,465        182,514         469,281
                            -------         -----         --------        -------        -------       ---------
Net investment income
  (expense)..............    72,118         2,513          348,565        293,975        248,585         909,538
                            -------         -----         --------        -------        -------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        40           (67)         (70,084)       (88,485)        59,298        (110,158)
   Change in unrealized
     appreciation
     (depreciation)......    (5,330)          352         (229,819)       674,799        427,143       1,058,116
   Capital gain
     distribution........        --            --               --             --             --              --
                            -------         -----         --------        -------        -------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........    (5,290)          285         (299,903)       586,314        486,441         947,958
                            -------         -----         --------        -------        -------       ---------
Increase (decrease) in
  net assets from
  operations.............   $66,828         2,798           48,662        880,289        735,026       1,857,496
                            =======         =====         ========        =======        =======       =========

                            The Prudential
                             Series Fund
                          ------------------



                            Jennison 20/20
                          Focus Portfolio --
                               Class II
                          ------------------
                              Year ended
                          December 31, 2007
                          ------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       424,610
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..        78,366
                               --------
Net investment income
  (expense)..............       346,244
                               --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       147,204
   Change in unrealized
     appreciation
     (depreciation)......      (337,033)
   Capital gain
     distribution........            --
                               --------
Net realized and
  unrealized gain (loss)
  on investments.........      (189,829)
                               --------
Increase (decrease) in
  net assets from
  operations.............       156,415
                               ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                          The Universal
                          The Prudential Series Fund  Rydex Variable   Institutional Funds,   Van Kampen Life Investment
                                 (continued)               Trust               inc.                      Trust
                          -------------------------  ----------------- -------------------- ------------------------------
                                          Natural                                                              Strategic
                            Jennison     Resources                      Equity and Income      Comstock         Growth
                          Portfolio --  Portfolio --                       Portfolio --      Portfolio --    Portfolio --
                            Class II      Class II       OTC Fund        Class II Shares    Class II Shares Class II Shares
                          ------------  ------------ ----------------- -------------------- --------------- ---------------
                                 Year ended             Year ended      Period from May 1
                              December 31, 2007      December 31, 2007 to December 31, 2007  Year ended December 31, 2007
                          -------------------------  ----------------- -------------------- ------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $    --       492,251             767                814             89,645             --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     1,505        28,951          17,042              6,124            111,882          7,060
                            -------       -------         -------            -------           --------         ------
Net investment income
  (expense)..............    (1,505)      463,300         (16,275)            (5,310)           (22,237)        (7,060)
                            -------       -------         -------            -------           --------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       633       150,732          21,487               (343)           109,477         12,025
   Change in unrealized
     appreciation
     (depreciation)......     9,678       119,769         148,905            (12,503)          (600,441)        56,169
   Capital gain
     distribution........        --            --              --                914            110,575             --
                            -------       -------         -------            -------           --------         ------
Net realized and
  unrealized gain (loss)
  on investments.........    10,311       270,501         170,392            (11,932)          (380,389)        68,194
                            -------       -------         -------            -------           --------         ------
Increase (decrease) in
  net assets from
  operations.............   $ 8,806       733,801         154,117            (17,242)          (402,626)        61,134
                            =======       =======         =======            =======           ========         ======


                           XTF Advisors Trust
                          --------------------


                          ETF 60 Portfolio --
                            Class II Shares
                          --------------------
                           Period from May 1
                          to December 31, 2007
                          --------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........            --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..         8,702
                                -------
Net investment income
  (expense)..............        (8,702)
                                -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          (715)
   Change in unrealized
     appreciation
     (depreciation)......       (23,130)
   Capital gain
     distribution........            --
                                -------
Net realized and
  unrealized gain (loss)
  on investments.........       (23,845)
                                -------
Increase (decrease) in
  net assets from
  operations.............       (32,547)
                                =======

                See accompanying notes to financial statements

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                               AIM Variable Insurance Funds
                                                         ----------------------------------------
                                                            AIM V.I. Basic      AIM V.I. Capital
                                                             Value Fund --     Appreciation Fund --
                                  Consolidated Total       Series II shares      Series I shares
                              -------------------------  --------------------  ------------------
                                      Year ended              Year ended           Year ended
                                     December 31,            December 31,         December 31,
                              -------------------------  --------------------  ------------------
                                  2007          2006        2007       2006      2007       2006
                              ------------  -----------  ---------  ---------  --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  9,419,308    3,185,806    (29,222)   (27,755)  (14,266)   (13,090)
   Net realized gain
     (loss) on
     investments.............   14,660,452    6,544,540     87,724     49,563    25,357    156,772
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (11,661,873)  20,535,694   (185,047)   135,342    76,728   (100,901)
   Capital gain
     distribution............   25,528,989   10,783,548    132,746    101,363        --         --
                              ------------  -----------  ---------  ---------  --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   37,946,876   41,049,588      6,201    258,513    87,819     42,781
                              ------------  -----------  ---------  ---------  --------   --------
From capital
  transactions:
   Net premiums..............  301,810,458  130,274,139     35,541    193,826    40,626      5,035
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........   (6,811,225)  (3,332,293)    (7,690)        --        --     (1,703)
     Surrenders..............  (48,489,087) (27,847,636)  (180,083)  (100,303) (101,179)   (55,525)
     Administrative
       expenses (note 4a)....     (398,715)    (279,050)    (1,896)    (1,740)     (417)      (376)
     Transfers (to) from
       the Guarantee
       Account...............   17,347,893   15,224,110     54,375     24,974   (11,387)    19,672
     Transfers (to) from
       other subaccounts.....           --           --   (138,585)   (80,274)   (2,609)  (118,515)
                              ------------  -----------  ---------  ---------  --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  263,459,324  114,039,270   (238,338)    36,483   (74,966)  (151,412)
                              ------------  -----------  ---------  ---------  --------   --------
Increase (decrease) in
  net assets.................  301,406,200  155,088,858   (232,137)   294,996    12,853   (108,631)
Net assets at beginning
  of year....................  479,759,834  324,670,976  2,545,158  2,250,162   872,263    980,894
                              ------------  -----------  ---------  ---------  --------   --------
Net assets at end of year.... $781,166,034  479,759,834  2,313,021  2,545,158   885,116    872,263
                              ============  ===========  =========  =========  ========   ========
Change in units (note 5):
   Units purchased...........                               15,090     29,139     7,270     80,825
   Units redeemed............                              (28,588)   (26,066)  (14,212)   (97,702)
                                                         ---------  ---------  --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........                              (13,498)     3,073    (6,942)   (16,877)
                                                         =========  =========  ========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        AIM Variable Insurance Funds (continued)
                              ------------------------------------------------------------
                                 AIM V.I. Core      AIM V.I. Global    AIM V.I. International
                                 Equity Fund --    Real Estate Fund --    Growth Fund --
                                Series I shares     Series II shares     Series II shares
                              -------------------  -----------------   --------------------
                                   Year ended          Year ended           Year ended
                                  December 31,        December 31,         December 31,
                              -------------------  -----------------   --------------------
                                 2007      2006      2007       2006      2007        2006
                              ---------  --------  --------   -------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (5,100)      808    39,697     1,445    (64,434)        978
   Net realized gain
     (loss) on
     investments.............    30,510   136,649    (7,880)    7,591    276,749      92,813
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    40,047   (21,539) (152,226)   38,418    253,716     265,782
   Capital gain
     distribution............        --        --    79,848     7,163         --          --
                              ---------  --------  --------   -------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    65,457   115,918   (40,561)   54,617    466,031     359,573
                              ---------  --------  --------   -------  ---------   ---------
From capital
  transactions:
   Net premiums..............     9,069    25,490    70,306    43,179  4,459,737   1,739,252
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........   (13,962)       --        --        --         --          --
     Surrenders..............  (166,387) (120,300)   (2,095)       --   (172,578)    (24,441)
     Administrative
       expenses (note 4a)....      (235)     (251)     (137)      (67)    (2,631)       (885)
     Transfers (to) from
       the Guarantee
       Account...............     2,486     7,247   190,348   101,296    128,501     238,904
     Transfers (to) from
       other subaccounts.....    15,825      (794)   95,616    25,415   (175,896)   (156,305)
                              ---------  --------  --------   -------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (153,204)  (88,608)  354,038   169,823  4,237,133   1,796,525
                              ---------  --------  --------   -------  ---------   ---------
Increase (decrease) in
  net assets.................   (87,747)   27,310   313,477   224,440  4,703,164   2,156,098
Net assets at beginning
  of year....................   967,352   940,042   263,366    38,926  2,783,114     627,016
                              ---------  --------  --------   -------  ---------   ---------
Net assets at end of year.... $ 879,605   967,352   576,843   263,366  7,486,278   2,783,114
                              =========  ========  ========   =======  =========   =========
Change in units (note 5):
   Units purchased...........     4,384   101,879    43,190    18,251    615,486     218,797
   Units redeemed............   (17,441) (121,565)  (17,343)   (5,263)  (286,768)    (65,379)
                              ---------  --------  --------   -------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (13,057)  (19,686)   25,847    12,988    328,718     153,418
                              =========  ========  ========   =======  =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 AIM Variable
                               Insurance Funds
                                 (continued)               Alger American Fund
                              -----------------  ----------------------------------------
                                                                       Alger American Small
                                AIM V.I. Large   Alger American Growth   Capitalization
                              Cap Growth Fund --    Portfolio --          Portfolio --
                               Series I shares     Class O Shares        Class O Shares
                              -----------------  --------------------  ------------------
                                  Year ended         Year ended            Year ended
                                 December 31,       December 31,          December 31,
                              -----------------  --------------------  ------------------
                                2007      2006     2007       2006       2007       2006
                              --------  -------  --------   --------   --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,408)  (2,706)   (5,462)    (8,236)    (9,413)   (11,404)
   Net realized gain
     (loss) on
     investments.............    5,947    8,187   (14,615)   (45,891)    92,728     40,386
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   24,697    2,986   106,611     71,746     18,903    108,933
   Capital gain
     distribution............       --       --        --         --         --         --
                              --------  -------  --------   --------   --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   27,236    8,467    86,534     17,619    102,218    137,915
                              --------  -------  --------   --------   --------   --------
From capital
  transactions:
   Net premiums..............    9,700    9,085        --         --      3,075        180
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --       --        --         --         --         --
     Surrenders..............  (34,208)  (2,237) (153,806)  (156,243)  (299,575)  (224,536)
     Administrative
       expenses (note 4a)....     (323)    (301)     (366)      (403)      (549)      (670)
     Transfers (to) from
       the Guarantee
       Account...............   41,486    2,374     1,689     14,386      1,042     15,843
     Transfers (to) from
       other subaccounts.....    4,466  (69,798)  (36,637)    (1,415)   (34,270)    39,479
                              --------  -------  --------   --------   --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   21,121  (60,877) (189,120)  (143,675)  (330,277)  (169,704)
                              --------  -------  --------   --------   --------   --------
Increase (decrease) in
  net assets.................   48,357  (52,410) (102,586)  (126,056)  (228,059)   (31,789)
Net assets at beginning
  of year....................  212,543  264,953   574,502    700,558    777,025    808,814
                              --------  -------  --------   --------   --------   --------
Net assets at end of year.... $260,900  212,543   471,916    574,502    548,966    777,025
                              ========  =======  ========   ========   ========   ========
Change in units (note 5):
   Units purchased...........    5,494   29,956       511      4,333      3,013     17,231
   Units redeemed............   (3,857) (30,228)  (16,188)   (17,902)   (28,896)   (32,665)
                              --------  -------  --------   --------   --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    1,637     (272)  (15,677)   (13,569)   (25,883)   (15,434)
                              ========  =======  ========   ========   ========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           AllianceBernstein Variable Products Series Fund, Inc.
                              ----------------------------------------------------------------------------------
                              AllianceBernstein
                               Balanced Wealth  AllianceBernstein
                                  Strategy      Global Technology AllianceBernstein Growth   AllianceBernstein
                                Portfolio --      Portfolio --    and Income Portfolio --   International Value
                                   Class B           Class B             Class B            Portfolio -- Class B
                              ----------------- ----------------  -----------------------  ---------------------
                                 Period from
                                August 27 to       Year ended          Year ended                Year ended
                                December 31,      December 31,        December 31,              December 31,
                              ----------------- ----------------  -----------------------  ---------------------
                                    2007          2007     2006      2007         2006        2007        2006
                              ----------------- -------  -------   ---------   ---------   ----------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $   (6,821)     (7,919)  (6,729)    (6,788)     (39,486)      51,896    (13,467)
   Net realized gain
     (loss) on
     investments.............          (445)     12,286   11,562    262,541      186,067      385,567    137,727
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       (13,879)     77,674   23,085   (395,340)     663,073     (570,328)   658,210
   Capital gain
     distribution............            --          --       --    444,535      435,958      223,128     26,361
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........       (21,145)     82,041   27,918    304,948    1,245,612       90,263    808,831
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
From capital
  transactions:
   Net premiums..............     2,634,257      80,355   63,824    156,333      805,168   10,720,562  3,808,923
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........            --          --  (16,864)   (43,213)     (32,924)          --         --
     Surrenders..............        (6,401)    (21,346) (16,858)  (803,175)    (423,814)    (512,365)   (80,691)
     Administrative
       expenses (note 4a)....            --        (756)    (534)    (4,784)      (3,878)      (4,894)    (1,545)
     Transfers (to) from
       the Guarantee
       Account...............        79,502      11,725    7,837    271,203      139,062      482,103    351,350
     Transfers (to) from
       other subaccounts.....           168      20,114   81,760   (112,241)    (305,573)     314,941    300,248
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     2,707,526      90,092  119,165   (535,877)     178,041   11,000,347  4,378,285
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
Increase (decrease) in
  net assets.................     2,686,381     172,133  147,083   (230,929)   1,423,653   11,090,610  5,187,116
Net assets at beginning
  of year....................            --     469,811  322,728  9,463,383    8,039,730    6,153,932    966,816
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
Net assets at end of year....    $2,686,381     641,944  469,811  9,232,454    9,463,383   17,244,542  6,153,932
                                 ==========     =======  =======   =========   =========   ==========  =========
Change in units (note 5):
   Units purchased...........       277,103       8,461   23,010     65,142      131,900    1,498,980    477,585
   Units redeemed............       (12,703)     (3,377) (14,694)  (105,502)    (115,787)    (640,405)  (115,967)
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........       264,400       5,084    8,316    (40,360)      16,113      858,575    361,618
                                 ==========     =======  =======   =========   =========   ==========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                AllianceBernstein Variable Products       American Century
                                   Series Fund, Inc. (continued)          Variable Portfolios, Inc.
                              ------------------------------------------  ------------------------
                                AllianceBernstein    AllianceBernstein
                                 Large Cap Growth    Small Cap Growth     VP Income & Growth
                               Portfolio -- Class B  Portfolio -- Class B  Fund -- Class I
                              ---------------------  -------------------  ------------------------
                                    Year ended          Year ended           Year ended
                                   December 31,        December 31,         December 31,
                              ---------------------  -------------------  ------------------------
                                 2007        2006      2007       2006      2007         2006
                              ----------  ---------   -------   -------     -------      -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (37,624)   (37,777)  (2,103)    (1,859)   (1,947)         783
   Net realized gain
     (loss) on
     investments.............     82,890     67,631   11,680     11,768    18,204        5,036
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    214,898    (97,485)   4,325      1,389   (50,387)      53,222
   Capital gain
     distribution............         --         --       --         --        --           --
                              ----------  ---------   -------   -------     -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........    260,164    (67,631)  13,902     11,298   (34,130)      59,041
                              ----------  ---------   -------   -------     -------      -------
From capital
  transactions:
   Net premiums..............     91,923    159,694   24,635      5,833    25,908       91,050
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (53,340)   (12,328)      --         97   (36,201)          --
     Surrenders..............   (284,740)  (155,647) (17,157)   (21,222)  (19,270)     (14,745)
     Administrative
       expenses (note 4a)....     (1,689)    (1,321)     (48)       (25)     (420)        (341)
     Transfers (to) from
       the Guarantee
       Account...............     42,702    135,726   21,461     16,392   488,633       39,380
     Transfers (to) from
       other subaccounts.....    (52,646)   (81,498)   5,638    (13,058)   (4,729)     (13,109)
                              ----------  ---------   -------   -------     -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (257,790)    44,626   34,529    (11,983)  453,921      102,235
                              ----------  ---------   -------   -------     -------      -------
Increase (decrease) in
  net assets.................      2,374    (23,005)  48,431       (685)  419,791      161,276
Net assets at beginning
  of year....................  2,363,767  2,386,772  116,382    117,067   465,184      303,908
                              ----------  ---------   -------   -------     -------      -------
Net assets at end of year.... $2,366,141  2,363,767  164,813    116,382   884,975      465,184
                              ==========  =========   =======   =======     =======      =======
Change in units (note 5):
   Units purchased...........     21,136     70,541    5,932      2,087    33,491        9,664
   Units redeemed............    (45,993)   (70,647)  (3,299)    (2,857)   (7,157)      (2,396)
                              ----------  ---------   -------   -------     -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (24,857)      (106)   2,633       (770)   26,334        7,268
                              ==========  =========   =======   =======     =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  American Century Variable Portfolios, Inc. (continued)
                              -------------------------------------------------------------
                                 VP International       VP Ultra(R)          VP Value
                                 Fund --  Class I     Fund -- Class I     Fund -- Class I
                              ---------------------  ----------------  --------------------
                                    Year ended          Year ended          Year ended
                                   December 31,        December 31,        December 31,
                              ---------------------  ----------------  --------------------
                                 2007        2006      2007     2006      2007       2006
                              ----------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (27,043)    (2,395) (13,115) (11,872)   105,885     69,240
   Net realized gain
     (loss) on
     investments.............    162,772     20,491   15,988    1,755      1,817     17,560
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    163,255     95,607  143,362  (27,111)  (296,721)   117,016
   Capital gain
     distribution............         --         --       --       --     60,710     67,573
                              ----------  ---------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    298,984    113,703  146,235  (37,228)  (128,309)   271,389
                              ----------  ---------  -------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............  1,470,691    825,088   17,131   96,866    118,289    170,128
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --         --       --       --         --         --
     Surrenders..............    (90,167)    (9,242) (19,588) (40,697)   (23,822)   (53,221)
     Administrative
       expenses (note 4a)....       (793)      (426)  (1,115)    (859)      (641)      (552)
     Transfers (to) from
       the Guarantee
       Account...............    127,804     56,970      182    4,698     44,945     54,504
     Transfers (to) from
       other subaccounts.....   (234,504)     7,174  (58,083)  34,200   (185,992)   (49,566)
                              ----------  ---------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  1,273,031    879,564  (61,473)  94,208    (47,221)   121,293
                              ----------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets.................  1,572,015    993,267   84,762   56,980   (175,530)   392,682
Net assets at beginning
  of year....................  1,199,109    205,842  771,010  714,030  1,985,999  1,593,317
                              ----------  ---------  -------  -------  ---------  ---------
Net assets at end of year.... $2,771,124  1,199,109  855,772  771,010  1,810,469  1,985,999
                              ==========  =========  =======  =======  =========  =========
Change in units (note 5):
   Units purchased...........    429,062     93,066    3,978   14,738     46,054     34,951
   Units redeemed............   (325,079)   (20,063)  (8,280)  (7,018)   (50,997)   (24,933)
                              ----------  ---------  -------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    103,983     73,003   (4,302)   7,720     (4,943)    10,018
                              ==========  =========  =======  =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              American Century Variable
                              Portfolios II, Inc.         BlackRock Variable Series Funds, Inc.
                              ------------------------  -------------------------------------------
                                                        BlackRock Basic Value    BlackRock Global
                              VP Inflation Protection      V.I. Fund --       Allocation V.I. Fund --
                               Fund -- Class II             Class III                Class III
                              ------------------------  --------------------  ---------------------
                                  Year ended                Year ended              Year ended
                                 December 31,              December 31,            December 31,
                              ------------------------  --------------------  ---------------------
                                  2007         2006       2007        2006       2007         2006
                               ---------    -------      --------   -------   ----------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  34,279       9,127        6,629      8,028      711,718      97,963
   Net realized gain
     (loss) on
     investments.............    (3,703)     (1,741)       4,210      5,108      255,126      21,944
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    39,836      (6,451)    (106,879)    17,471     (555,721)   (103,749)
   Capital gain
     distribution............        --          --       92,003     46,843    1,442,217     184,325
                               ---------     -------     --------   -------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    70,412         935       (4,037)    77,450    1,853,340     200,483
                               ---------     -------     --------   -------   ----------   ---------
From capital
  transactions:
   Net premiums..............   379,271     512,935      148,718    147,185   25,789,400   3,525,406
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --          --           --         --           --          --
     Surrenders..............   (37,744)    (16,783)     (17,624)    (2,252)    (483,075)    (22,089)
     Administrative
       expenses (note 4a)....      (882)       (495)        (757)      (407)        (633)       (193)
     Transfers (to) from
       the Guarantee
       Account...............    33,852      99,053       34,581     50,059      253,946     638,071
     Transfers (to) from
       other subaccounts.....  (364,363)     38,088       59,032    (26,494)     499,912     101,427
                               ---------     -------     --------   -------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    10,134     632,798      223,950    168,091   26,059,550   4,242,622
                               ---------     -------     --------   -------   ----------   ---------
Increase (decrease) in
  net assets.................    80,546     633,733      219,913    245,541   27,912,890   4,443,105
Net assets at beginning
  of year....................   913,763     280,030      539,664    294,123    4,552,844     109,739
                               ---------     -------     --------   -------   ----------   ---------
Net assets at end of year.... $ 994,309     913,763      759,577    539,664   32,465,734   4,552,844
                               =========     =======     ========   =======   ==========   =========
Change in units (note 5):
   Units purchased...........   163,039      83,500       22,331     20,023    3,134,729     452,351
   Units redeemed............  (161,632)    (20,334)      (5,581)    (5,602)    (824,229)    (47,359)
                               ---------     -------     --------   -------   ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     1,407      63,166       16,750     14,421    2,310,500     404,992
                               =========     =======     ========   =======   ==========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              BlackRock Variable Series Funds, Inc.          Columbia Funds Variable
                                          (continued)                          Insurance Trust I
                              ---------------------------------------------  ----------------------
                              BlackRock Large Cap  BlackRock Value             Columbia Marsico
                              Growth V.I. Fund -- Opportunities V.I. Fund -- Growth Fund, Variable
                                  Class III           Class III                Series -- Class A
                              ------------------  -------------------------  ----------------------
                                 Year ended           Year ended                  Year ended
                                December 31,         December 31,                December 31,
                              ------------------  -------------------------  ----------------------
                                2007      2006      2007         2006           2007        2006
                              --------   ------     -------      --------    ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,824)  (1,086)   19,516       183,139        (63,109)    (58,428)
   Net realized gain
     (loss) on
     investments.............      519      235   (83,476)      (16,030)       149,513      77,685
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    6,253    5,204   (23,665)     (328,647)       529,035     146,952
   Capital gain
     distribution............       --       --    74,370       202,108             --          --
                              --------   ------     -------      --------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    4,948    4,353   (13,255)       40,570        615,439     166,209
                              --------   ------     -------      --------    ---------   ---------
From capital
  transactions:
   Net premiums..............   14,365    1,793    55,743        81,202        190,368     648,752
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --       --        --            --       (110,172)       (401)
     Surrenders..............     (887)    (216)  (39,474)      (20,597)      (234,858)    (87,960)
     Administrative
       expenses (note 4a)....      (72)     (46)     (866)         (739)        (3,268)     (2,194)
     Transfers (to) from
       the Guarantee
       Account...............    9,614   21,788       146        15,987         30,238      68,519
     Transfers (to) from
       other subaccounts.....   61,279    1,621    (6,631)       26,201        (22,179)   (114,621)
                              --------   ------     -------      --------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   84,299   24,940     8,918       102,054       (149,871)    512,095
                              --------   ------     -------      --------    ---------   ---------
Increase (decrease) in
  net assets.................   89,247   29,293    (4,337)      142,624        465,568     678,304
Net assets at beginning
  of year....................   86,116   56,823   510,368       367,744      4,019,487   3,341,183
                              --------   ------     -------      --------    ---------   ---------
Net assets at end of year.... $175,363   86,116   506,031       510,368      4,485,055   4,019,487
                              ========   ======     =======      ========    =========   =========
Change in units (note 5):
   Units purchased...........    6,455    2,271     9,369        12,543         38,982      89,822
   Units redeemed............     (108)    (153)   (8,661)       (4,800)       (49,284)    (51,173)
                              --------   ------     -------      --------    ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    6,347    2,118       708         7,743        (10,302)     38,649
                              ========   ======     =======      ========    =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Columbia Funds Variable
                              Insurance Trust I (continued)                Dreyfus
                              ----------------------------  ------------------------------------------
                                 Columbia Marsico
                                   International            Dreyfus Investment
                                Opportunities Fund,         Portfolios -- MidCap   Dreyfus Variable
                                     Variable               Stock Portfolio --    Investment Fund --
                                 Series -- Class B           Initial Shares      Money Market Portfolio
                              ----------------------------  -------------------  ---------------------
                                    Year ended                 Year ended             Year ended
                                   December 31,               December 31,           December 31,
                              ----------------------------  -------------------  ---------------------
                                  2007           2006         2007       2006       2007       2006
                               -----------     ---------     -------   -------   ---------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    18,161       (13,935)      1,885      4,133      32,034     22,625
   Net realized gain
     (loss) on
     investments.............     502,483       284,652       1,573        384          (4)        --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     768,216       622,413     (23,072)    (7,970)         --         --
   Capital gain
     distribution............     201,799       103,341      18,840     11,181          --         --
                               -----------     ---------     -------   -------   ---------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   1,490,659       996,471        (774)     7,728      32,030     22,625
                               -----------     ---------     -------   -------   ---------   --------
From capital
  transactions:
   Net premiums..............   4,980,921     2,262,124      35,454     47,554      82,070     46,934
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (22,574)           --          --         --    (820,936)        --
     Surrenders..............    (306,073)     (134,606)    (17,946)    (2,033)    (89,486)  (167,639)
     Administrative
       expenses (note 4a)....      (4,776)       (2,579)       (153)       (90)       (558)      (206)
     Transfers (to) from
       the Guarantee
       Account...............     267,066       131,851      16,282     14,886       1,457     12,346
     Transfers (to) from
       other subaccounts.....  (1,156,382)     (416,941)     (1,525)    (2,965)  1,074,831    232,071
                               -----------     ---------     -------   -------   ---------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   3,758,182     1,839,849      32,112     57,352     247,378    123,506
                               -----------     ---------     -------   -------   ---------   --------
Increase (decrease) in
  net assets.................   5,248,841     2,836,320      31,338     65,080     279,408    146,131
Net assets at beginning
  of year....................   6,740,709     3,904,389     155,623     90,543     812,053    665,922
                               -----------     ---------     -------   -------   ---------   --------
Net assets at end of year.... $11,989,550     6,740,709     186,961    155,623   1,091,461    812,053
                               ===========     =========     =======   =======   =========   ========
Change in units (note 5):
   Units purchased...........     671,288       240,394       5,506      4,136     321,972     54,805
   Units redeemed............    (390,284)      (89,722)     (3,588)      (482)   (297,718)   (42,412)
                               -----------     ---------     -------   -------   ---------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     281,004       150,672       1,918      3,654      24,254     12,393
                               ===========     =========     =======   =======   =========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Dreyfus (continued)               DWS Variable Series II
                              -----------------------  ----------------------------------------
                              The Dreyfus Socially       DWS Dreman High     DWS Dreman Small
                              Responsible Growth Fund,    Return Equity        Mid Cap Value
                               Inc. -- Initial           VIP -- Class B       VIP -- Class B
                                    Shares                   Shares               Shares
                              -----------------------  ------------------  --------------------
                                  Year ended               Year ended           Year ended
                                 December 31,             December 31,         December 31,
                              -----------------------  ------------------  --------------------
                                2007         2006         2007      2006      2007       2006
                               --------     -------    ---------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,866)     (4,889)       (5,443)  (2,291)    28,032    (10,146)
   Net realized gain
     (loss) on
     investments.............    7,382       1,844        35,947   15,739      8,007     10,208
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   18,248      28,971       (80,268)  71,139   (155,018)   110,032
   Capital gain
     distribution............       --          --         9,045   35,226    121,926     48,357
                               --------     -------    ---------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   21,764      25,926       (40,719) 119,813      2,947    158,451
                               --------     -------    ---------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............    2,660      25,251       224,230   99,534     34,246    301,145
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       83          --       (50,493)      --    (10,258)        --
     Surrenders..............  (23,479)     (2,159)       (5,556)  (2,060)   (38,916)   (20,085)
     Administrative
       expenses (note 4a)....     (509)       (492)         (631)    (335)      (785)      (639)
     Transfers (to) from
       the Guarantee
       Account...............      900       1,420        79,685  107,956    181,221    121,706
     Transfers (to) from
       other subaccounts.....   (2,939)      5,841       (88,231)  13,925     30,745     13,194
                               --------     -------    ---------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (23,284)     29,861       159,004  219,020    196,253    415,321
                               --------     -------    ---------  -------  ---------  ---------
Increase (decrease) in
  net assets.................   (1,520)     55,787       118,285  338,833    199,200    573,772
Net assets at beginning
  of year....................  365,312     309,525       938,244  599,411  1,113,297    539,525
                               --------     -------    ---------  -------  ---------  ---------
Net assets at end of year.... $363,792     365,312     1,056,529  938,244  1,312,497  1,113,297
                               ========     =======    =========  =======  =========  =========
Change in units (note 5):
   Units purchased...........      639       4,533        19,928   20,005     13,962     24,209
   Units redeemed............   (3,077)       (852)      (10,734)  (5,976)    (5,510)    (3,645)
                               --------     -------    ---------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (2,438)      3,681         9,194   14,029      8,452     20,564
                               ========     =======    =========  =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              DWS Variable Series II
                                 (continued)                  Eaton Vance Variable Trust
                              ---------------------  -------------------------------------------
                                DWS Technology
                                VIP -- Class B          VT Floating-Rate     VT Worldwide Health
                                    Shares                Income Fund           Sciences Fund
                              ---------------------  ---------------------  --------------------
                                  Year ended               Year ended            Year ended
                                 December 31,             December 31,          December 31,
                              ---------------------  ---------------------  --------------------
                                2007        2006        2007        2006       2007       2006
                               --------    -------   ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,085)    (3,022)      500,263    351,355    (34,049)   (27,909)
   Net realized gain
     (loss) on
     investments.............    5,184        822       (32,394)    (7,717)    40,811     25,804
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   20,240      1,831      (478,153)   (24,971)    73,879    (13,958)
   Capital gain
     distribution............       --         --            --         --     17,816         --
                               --------    -------   ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   22,339       (369)      (10,284)   318,667     98,457    (16,063)
                               --------    -------   ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    3,529     27,508     3,440,277    597,114    140,961    799,958
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........  (14,513)        --       (52,908)   (84,083)    (6,969)        --
     Surrenders..............   (7,588)      (408)     (591,401)  (524,586)  (126,063)   (49,166)
     Administrative
       expenses (note 4a)....     (283)      (221)       (5,319)    (4,386)    (3,087)    (1,237)
     Transfers (to) from
       the Guarantee
       Account...............      (59)     4,564       195,450    552,551     40,679     44,101
     Transfers (to) from
       other subaccounts.....   (7,122)    (5,394)    1,976,241    405,049    (48,150)   227,786
                               --------    -------   ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (26,036)    26,049     4,962,340    941,659     (2,629) 1,021,442
                               --------    -------   ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   (3,697)    25,680     4,952,056  1,260,326     95,828  1,005,379
Net assets at beginning
  of year....................  202,578    176,898     8,853,108  7,592,782  2,124,363  1,118,984
                               --------    -------   ----------  ---------  ---------  ---------
Net assets at end of year.... $198,881    202,578    13,805,164  8,853,108  2,220,191  2,124,363
                               ========    =======   ==========  =========  =========  =========
Change in units (note 5):
   Units purchased...........      985      3,814       723,946    253,955     30,159    108,402
   Units redeemed............   (2,653)    (1,975)     (245,545)  (165,185)   (30,610)   (36,109)
                               --------    -------   ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,668)     1,839       478,401     88,770       (451)    72,293
                               ========    =======   ==========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Evergreen Variable
                               Annuity Trust           Federated Insurance Series
                              -----------------  --------------------------------------------
                              Evergreen VA Omega Federated American Leaders Federated Capital
                              Fund -- Class 2    Fund II -- Primary Shares    Income Fund II
                              -----------------  -------------------------  -----------------
                                 Year ended                                     Year ended
                                December 31,     Year ended December 31,       December 31,
                              -----------------  -------------------------  -----------------
                                 2007     2006       2007          2006       2007      2006
                              -------   ------   --------      --------     --------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (519)    (400)     7,382         6,011       13,676   16,577
   Net realized gain
     (loss) on
     investments.............     102       12     (5,112)         (440)     (26,846) (19,290)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   4,398    2,118    (87,778)       (4,082)      22,095   49,635
   Capital gain
     distribution............      --       --     50,173        76,642           --       --
                              -------   ------     --------     --------    --------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   3,981    1,730    (35,335)       78,131        8,925   46,922
                              -------   ------     --------     --------    --------  -------
From capital
  transactions:
   Net premiums..............      --   21,673        361           349          218      882
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      --       --         --            --           --       --
     Surrenders..............      --       --   (224,584)     (119,153)    (149,227) (68,603)
     Administrative
       expenses (note 4a)....     (82)     (41)      (333)         (381)        (257)    (339)
     Transfers (to) from
       the Guarantee
       Account...............      (7)       2    (13,998)      (32,792)         295     (105)
     Transfers (to) from
       other subaccounts.....      94       (7)   (36,200)      (24,193)         394    2,459
                              -------   ------     --------     --------    --------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........       5   21,627   (274,754)     (176,170)    (148,577) (65,706)
                              -------   ------     --------     --------    --------  -------
Increase (decrease) in
  net assets.................   3,986   23,357   (310,089)      (98,039)    (139,652) (18,784)
Net assets at beginning
  of year....................  39,474   16,117    555,748       653,787      358,537  377,321
                              -------   ------     --------     --------    --------  -------
Net assets at end of year.... $43,460   39,474    245,659       555,748      218,885  358,537
                              =======   ======     ========     ========    ========  =======
Change in units (note 5):
   Units purchased...........       8    2,016        199           149          597      528
   Units redeemed............      (7)      (5)   (21,066)      (14,855)     (15,605)  (7,944)
                              -------   ------     --------     --------    --------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........       1    2,011    (20,867)      (14,706)     (15,008)  (7,416)
                              =======   ======     ========     ========    ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Federated Insurance Series (continued)
                              ------------------------------------------------------------------------------
                              Federated High Income Bond Federated High Income Bond  Federated Kaufmann
                              Fund II -- Primary Shares  Fund II --  Service Shares Fund II -- Service Shares
                              -------------------------  -------------------------  ------------------------
                              Year ended December 31,    Year ended December 31,    Year ended December 31,
                              -------------------------  -------------------------  ------------------------
                                   2007         2006          2007          2006       2007         2006
                               ---------    --------      ---------     ---------    ---------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  28,762       30,731       451,146       379,444        3,970      (31,482)
   Net realized gain
     (loss) on
     investments.............    (2,577)      (5,015)          110        (7,445)     177,168      119,587
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (17,391)      16,168      (339,224)      158,991      361,688      261,525
   Capital gain
     distribution............        --           --            --            --      135,417       22,631
                               ---------     --------     ---------     ---------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........     8,794       41,884       112,032       530,990      678,243      372,261
                               ---------     --------     ---------     ---------    ---------    ---------
From capital
  transactions:
   Net premiums..............       109        8,904       943,318     1,346,650      262,274      358,359
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --           --       (17,616)       (7,907)          --           --
     Surrenders..............  (250,534)    (121,519)     (497,408)     (219,536)    (261,854)     (92,964)
     Administrative
       expenses (note 4a)....      (342)        (244)       (9,360)       (6,176)      (2,672)      (1,670)
     Transfers (to) from
       the Guarantee
       Account...............        18       29,045       539,332        48,156      222,222      271,462
     Transfers (to) from
       other subaccounts.....        72      112,819       117,952       744,491     (152,891)    (104,644)
                               ---------     --------     ---------     ---------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (250,677)      29,005     1,076,218     1,905,678       67,079      430,543
                               ---------     --------     ---------     ---------    ---------    ---------
Increase (decrease) in
  net assets.................  (241,883)      70,889     1,188,250     2,436,668      745,322      802,804
Net assets at beginning
  of year....................   505,648      434,759     7,095,469     4,658,801    3,466,035    2,663,231
                               ---------     --------     ---------     ---------    ---------    ---------
Net assets at end of year.... $ 263,765      505,648     8,283,719     7,095,469    4,211,357    3,466,035
                               =========     ========     =========     =========    =========    =========
Change in units (note 5):
   Units purchased...........        27       14,322       153,908       205,582       44,239       71,734
   Units redeemed............   (19,477)     (11,910)      (77,102)      (57,651)     (41,006)     (45,121)
                               ---------     --------     ---------     ---------    ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (19,450)       2,412        76,806       147,931        3,233       26,613
                               =========     ========     =========     =========    =========    =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund
                              ----------------------------------------------------------------
                              VIP Asset Manager/SM/ VIP Asset Manager/SM/     VIP Balanced
                                 Portfolio --           Portfolio --          Portfolio --
                                Initial Class          Service Class 2       Service Class 2
                              --------------------  --------------------  --------------------
                                  Year ended             Year ended            Year ended
                                 December 31,           December 31,          December 31,
                              --------------------  --------------------  --------------------
                                2007        2006       2007       2006       2007       2006
                               --------   -------   ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 14,919      4,113      43,661      5,907     80,958     (7,292)
   Net realized gain
     (loss) on
     investments.............    2,450       (198)     20,147      3,617     44,872      8,328
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   12,213     11,285      44,163     41,811    (29,350)    51,406
   Capital gain
     distribution............    7,974         --      33,070         --     18,797         --
                               --------   -------   ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   37,556     15,200     141,041     51,335    115,277     52,442
                               --------   -------   ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............       --         --      30,805    365,416  6,616,138  1,198,177
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --         --     (16,030)    (3,793)        --         --
     Surrenders..............  (25,450)   (43,964)    (16,506)    (1,830)  (149,088)    (2,634)
     Administrative
       expenses (note 4a)....     (167)      (175)     (1,760)    (1,227)      (705)        --
     Transfers (to) from
       the Guarantee
       Account...............   56,166         31       5,833     42,202     76,618      3,003
     Transfers (to) from
       other subaccounts.....        7        379    (197,459)    (4,462)   285,605   (129,379)
                               --------   -------   ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   30,556    (43,729)   (195,117)   396,306  6,828,568  1,069,167
                               --------   -------   ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   68,112    (28,529)    (54,076)   447,641  6,943,845  1,121,609
Net assets at beginning
  of year....................  278,967    307,496   1,145,713    698,072  1,121,609         --
                               --------   -------   ---------  ---------  ---------  ---------
Net assets at end of year.... $347,079    278,967   1,091,637  1,145,713  8,065,454  1,121,609
                               ========   =======   =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........    5,387         76       5,957     51,984    870,587    140,189
   Units redeemed............   (3,247)    (3,926)    (22,482)   (13,731)  (243,996)   (32,159)
                               --------   -------   ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    2,140     (3,850)    (16,525)    38,253    626,591    108,030
                               ========   =======   =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Fidelity(R) Variable Insurance Products Fund (continued)
                              ------------------------------------------------------------------
                                                                              VIP Dynamic Capital
                                 VIP Contrafund(R)       VIP Contrafund(R)      Appreciation
                                   Portfolio --            Portfolio --         Portfolio --
                                   Initial Class          Service Class 2      Service Class 2
                              ----------------------  ----------------------  ------------------
                                    Year ended              Year ended           Year ended
                                   December 31,            December 31,         December 31,
                              ----------------------  ----------------------  ------------------
                                  2007        2006       2007        2006       2007      2006
                              -----------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    90,007     (4,414)  1,389,254    (100,183)  15,140    (2,343)
   Net realized gain
     (loss) on
     investments.............     291,413    209,117     607,081     605,737      582     3,005
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (455,154)  (144,613) (4,700,359)   (475,025) (31,719)   15,226
   Capital gain
     distribution............     494,352    259,413   7,155,115   1,968,732   22,592     5,748
                              -----------  ---------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     420,618    319,503   4,451,091   1,999,261    6,595    21,636
                              -----------  ---------  ----------  ----------  -------   -------
From capital
  transactions:
   Net premiums..............          --     11,439   7,247,959   5,207,842   78,844    16,900
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (18,709)   (52,920)   (191,776)     (6,006)      --        --
     Surrenders..............  (1,130,744)  (751,644) (1,485,255)   (716,173)  (2,648)   (4,407)
     Administrative
       expenses (note 4a)....      (2,530)    (2,808)    (33,218)    (21,048)    (344)     (287)
     Transfers (to) from
       the Guarantee
       Account...............         943     49,752   1,203,016     863,662   14,990    18,582
     Transfers (to) from
       other subaccounts.....     (55,135)   237,795      35,218     768,595   77,445     6,523
                              -----------  ---------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,206,175)  (508,386)  6,775,944   6,096,872  168,287    37,311
                              -----------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................    (785,557)  (188,883) 11,227,035   8,096,133  174,882    58,947
Net assets at beginning
  of year....................   3,208,288  3,397,171  25,288,558  17,192,425  215,550   156,603
                              -----------  ---------  ----------  ----------  -------   -------
Net assets at end of year.... $ 2,422,731  3,208,288  36,515,593  25,288,558  390,432   215,550
                              ===========  =========  ==========  ==========  =======   =======
Change in units (note 5):
   Units purchased...........       4,954     26,568   1,012,202     716,312   10,204     5,806
   Units redeemed............     (69,725)   (57,488)   (503,142)   (270,114)    (251)   (3,192)
                              -----------  ---------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (64,771)   (30,920)    509,060     446,198    9,953     2,614
                              ===========  =========  ==========  ==========  =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                   Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------
                                VIP Equity-Income      VIP Equity-Income    VIP Growth & Income
                                   Portfolio --           Portfolio --          Portfolio --
                                  Initial Class         Service Class 2        Initial Class
                              ---------------------  ---------------------  -------------------
                                    Year ended             Year ended            Year ended
                                   December 31,           December 31,          December 31,
                              ---------------------  ---------------------  -------------------
                                 2007        2006       2007        2006      2007       2006
                              ----------  ---------  ----------  ---------  --------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    8,466     64,729     127,023    213,073    26,561     (4,621)
   Net realized gain
     (loss) on
     investments.............    132,434    101,153     135,271    183,833    79,811     30,828
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (200,131)   (32,522) (1,503,396)    70,953   (35,691)    56,393
   Capital gain
     distribution............     94,474    212,156   1,047,873    886,923    11,590     27,233
                              ----------  ---------  ----------  ---------  --------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     35,243    345,516    (193,229) 1,354,782    82,271    109,833
                              ----------  ---------  ----------  ---------  --------  ---------
From capital
  transactions:
   Net premiums..............        361      1,232   2,545,650    434,431       150        360
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (66,229)        --     (39,436)   (17,126)  (15,563)        --
     Surrenders..............   (670,417)  (546,603)   (609,621)  (444,175) (402,304)  (258,981)
     Administrative
       expenses (note 4a)....       (873)    (1,139)     (6,998)    (5,857)     (721)      (991)
     Transfers (to) from
       the Guarantee
       Account...............     (7,372)    (5,875)    450,498    433,247       141      1,586
     Transfers (to) from
       other subaccounts.....     19,565   (112,352)  2,394,917   (177,205)  (25,784)     4,076
                              ----------  ---------  ----------  ---------  --------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (724,965)  (664,737)  4,735,010    223,315  (444,081)  (253,950)
                              ----------  ---------  ----------  ---------  --------  ---------
Increase (decrease) in
  net assets.................   (689,722)  (319,221)  4,541,781  1,578,097  (361,810)  (144,117)
Net assets at beginning
  of year....................  1,888,375  2,207,596   8,917,545  7,339,448   924,058  1,068,175
                              ----------  ---------  ----------  ---------  --------  ---------
Net assets at end of year.... $1,198,653  1,888,375  13,459,326  8,917,545   562,248    924,058
                              ==========  =========  ==========  =========  ========  =========
Change in units (note 5):
   Units purchased...........      4,144      6,724     573,179    140,144     1,089      3,414
   Units redeemed............    (49,623)   (54,644)   (172,077)  (121,899)  (34,588)   (25,025)
                              ----------  ---------  ----------  ---------  --------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (45,479)   (47,920)    401,102     18,245   (33,499)   (21,611)
                              ==========  =========  ==========  =========  ========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Fidelity(R) Variable Insurance Products Fund (continued)
                              --------------------------------------------------------------------
                               VIP Growth & Income   VIP Growth Opportunities      VIP Growth
                                   Portfolio --         Portfolio --              Portfolio --
                                 Service Class 2        Initial Class             Initial Class
                              ---------------------  -----------------------  --------------------
                                    Year ended           Year ended                Year ended
                                   December 31,         December 31,              December 31,
                              ---------------------  -----------------------  --------------------
                                 2007        2006      2007         2006         2007       2006
                              ----------  ---------   --------     --------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   90,309    (28,662)   (5,725)      (3,164)      (5,005)   (12,033)
   Net realized gain
     (loss) on
     investments.............    106,515     99,672    27,196       (8,231)      (1,175)   (67,804)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     98,077    198,420    62,191       26,097      242,071    140,329
   Capital gain
     distribution............     46,764     85,045        --           --           --         --
                              ----------  ---------   --------     --------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    341,665    354,475    83,662       14,702      235,891     60,492
                              ----------  ---------   --------     --------   ---------  ---------
From capital
  transactions:
   Net premiums..............     53,422     95,395    10,488        9,142           --      1,038
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         82    (51,577)       --           --       (2,788)   (12,887)
     Surrenders..............   (224,086)  (107,073) (178,600)    (100,433)    (307,051)  (280,716)
     Administrative
       expenses (note 4a)....     (1,763)    (1,572)     (387)        (488)        (854)    (1,028)
     Transfers (to) from
       the Guarantee
       Account...............     63,836     (2,931)     (739)        (192)     (18,464)    10,106
     Transfers (to) from
       other subaccounts.....   (112,620)   (23,520)     (946)     (31,079)     (14,150)    (3,845)
                              ----------  ---------   --------     --------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (221,129)   (91,278) (170,184)    (123,050)    (343,307)  (287,332)
                              ----------  ---------   --------     --------   ---------  ---------
Increase (decrease) in
  net assets.................    120,536    263,197   (86,522)    (108,348)    (107,416)  (226,840)
Net assets at beginning
  of year....................  3,504,881  3,241,684   417,632      525,980    1,105,163  1,332,003
                              ----------  ---------   --------     --------   ---------  ---------
Net assets at end of year.... $3,625,417  3,504,881   331,110      417,632      997,747  1,105,163
                              ==========  =========   ========     ========   =========  =========
Change in units (note 5):
   Units purchased...........     26,148     68,473     1,074        1,279        4,423      4,621
   Units redeemed............    (44,011)   (77,011)  (17,082)     (15,554)     (32,685)   (31,977)
                              ----------  ---------   --------     --------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (17,863)    (8,538)  (16,008)     (14,275)     (28,262)   (27,356)
                              ==========  =========   ========     ========   =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Fidelity(R) Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------------
                                                     VIP Investment
                                    VIP Growth         Grade Bond          VIP Mid Cap          VIP Overseas
                                   Portfolio --       Portfolio --        Portfolio --          Portfolio --
                                 Service Class 2     Service Class 2     Service Class 2        Initial Class
                              ---------------------  --------------- ----------------------  ------------------
                                                       Period from
                                    Year ended          May 1 to           Year ended            Year ended
                                   December 31,       December 31,        December 31,          December 31,
                              ---------------------  --------------- ----------------------  ------------------
                                 2007        2006         2007          2007        2006       2007      2006
                              ----------  ---------  --------------- ----------  ----------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (24,545)   (28,122)      (20,719)     (162,993)    (54,376)   13,591     1,478
   Net realized gain
     (loss) on
     investments.............     95,966     58,164         8,680       383,360     381,296    81,525    54,751
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    420,000     68,996        74,297       432,057    (398,407)  (41,649)   61,368
   Capital gain
     distribution............         --         --            --     1,506,767   1,499,668    54,485        --
                              ----------  ---------     ---------    ----------  ----------  --------  --------
       Increase
         (decrease) in
         net assets from
         operations..........    491,421     99,038        62,258     2,159,191   1,428,181   107,952   117,597
                              ----------  ---------     ---------    ----------  ----------  --------  --------
From capital
  transactions:
   Net premiums..............     22,659    123,352     1,918,152     1,709,732   2,010,603        --     8,904
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --    (19,891)           --      (193,592)    (76,097)  (17,929)       --
     Surrenders..............   (145,917)   (71,056)      (41,732)   (1,260,731)   (678,964) (249,768) (142,701)
     Administrative
       expenses (note 4a)....     (1,571)    (1,194)         (273)      (20,032)    (14,591)     (413)     (381)
     Transfers (to) from
       the Guarantee
       Account...............     11,201     33,175        42,192       393,375     580,676     2,343    12,393
     Transfers (to) from
       other subaccounts.....    (82,006)  (129,685)    1,516,699       275,250      32,008    (4,789)   21,984
                              ----------  ---------     ---------    ----------  ----------  --------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (195,634)   (65,299)    3,435,038       904,002   1,853,635  (270,556)  (99,801)
                              ----------  ---------     ---------    ----------  ----------  --------  --------
Increase (decrease) in
  net assets.................    295,787     33,739     3,497,296     3,063,193   3,281,816  (162,604)   17,796
Net assets at beginning
  of year....................  2,071,273  2,037,534            --    15,884,846  12,603,030   812,178   794,382
                              ----------  ---------     ---------    ----------  ----------  --------  --------
Net assets at end of year.... $2,367,060  2,071,273     3,497,296    18,948,039  15,884,846   649,574   812,178
                              ==========  =========     =========    ==========  ==========  ========  ========
Change in units (note 5):
   Units purchased...........     15,609     43,711       426,020       262,972     256,246     1,972    14,021
   Units redeemed............    (33,991)   (51,977)      (78,726)     (158,711)   (155,938)  (19,634)  (21,968)
                              ----------  ---------     ---------    ----------  ----------  --------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (18,382)    (8,266)      347,294       104,261     100,308   (17,662)   (7,947)
                              ==========  =========     =========    ==========  ==========  ========  ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Fidelity(R) Variable Insurance
                              Products Fund (continued)
                              -----------------------------

                              VIP Value Strategies
                                 Portfolio --
                               Service Class 2
                              -----------------------------

                                  Year ended
                                 December 31,
                              -----------------------------
                                  2007            2006
                              --------        --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 20,021          1,033
   Net realized gain
     (loss) on
     investments.............      447         16,055
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (28,076)       (13,557)
   Capital gain
     distribution............   10,261         31,361
                                 --------     -------
       Increase
         (decrease) in
         net assets from
         operations..........    2,653         34,892
                                 --------     -------
From capital
  transactions:
   Net premiums..............  137,853         31,200
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --             --
     Surrenders..............  (23,078)        (2,911)
     Administrative
       expenses (note 4a)....     (315)          (214)
     Transfers (to) from
       the Guarantee
       Account...............   28,826          3,488
     Transfers (to) from
       other subaccounts.....   10,218        (38,844)
                                 --------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  153,504         (7,281)
                                 --------     -------
Increase (decrease) in
  net assets.................  156,157         27,611
Net assets at beginning
  of year....................  298,284        270,673
                                 --------     -------
Net assets at end of year.... $454,441        298,284
                                 ========     =======
Change in units (note 5):
   Units purchased...........   12,575         12,316
   Units redeemed............   (1,815)       (13,148)
                                 --------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   10,760           (832)
                                 ========     =======

                                    Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------
                                                                                   Franklin Templeton
                              Franklin Income Securities  Franklin Large Cap       VIP Founding Funds
                                      Fund --            Growth Securities Fund -- Allocation Fund --
                                  Class 2 Shares            Class 2 Shares           Class 2 Shares
                              -------------------------  ------------------------  ------------------
                                                                                      Period from
                                    Year ended                Year ended              August 27 to
                                   December 31,              December 31,             December 31,
                              -------------------------  ------------------------  ------------------
                                 2007          2006         2007         2006             2007
                               ----------   ----------    ---------    ---------   ------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  1,014,640        96,752      (8,933)      (4,889)         (24,857)
   Net realized gain
     (loss) on
     investments.............  1,525,594       156,593      72,376        7,155           (4,557)
   Change in unrealized
     appreciation
     (depreciation) on
     investments............. (3,121,035)    2,084,975     (14,804)      58,592          (91,283)
   Capital gain
     distribution............    283,223        28,147      11,119           --               --
                               ----------   ----------    ---------    ---------       ---------
       Increase
         (decrease) in
         net assets from
         operations..........   (297,578)    2,366,467      59,758       60,858         (120,697)
                               ----------   ----------    ---------    ---------       ---------
From capital
  transactions:
   Net premiums.............. 63,258,281    26,508,913     472,208      605,174        7,811,972
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --        (7,441)    (21,380)          --               --
     Surrenders.............. (2,436,148)     (237,667)    (66,232)     (15,030)         (47,912)
     Administrative
       expenses (note 4a)....    (23,848)       (7,203)       (500)        (405)              --
     Transfers (to) from
       the Guarantee
       Account...............  1,904,755     1,794,742      69,798       47,927           66,414
     Transfers (to) from
       other subaccounts.....    645,027      (112,295)   (889,015)     (18,656)         260,445
                               ----------   ----------    ---------    ---------       ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ 63,348,067    27,939,049    (435,121)     619,010        8,090,919
                               ----------   ----------    ---------    ---------       ---------
Increase (decrease) in
  net assets................. 63,050,489    30,305,516    (375,363)     679,868        7,970,222
Net assets at beginning
  of year.................... 34,118,034     3,812,518   1,036,977      357,109               --
                               ----------   ----------    ---------    ---------       ---------
Net assets at end of year.... 97,168,523    34,118,034     661,614    1,036,977        7,970,222
                               ==========   ==========    =========    =========       =========
Change in units (note 5):
   Units purchased...........  9,359,022     3,128,207     182,143       68,271          872,291
   Units redeemed............ (3,801,927)     (509,256)   (218,219)     (13,552)         (66,329)
                               ----------   ----------    ---------    ---------       ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  5,557,095     2,618,951     (36,076)      54,719          805,962
                               ==========   ==========    =========    =========       =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              --------------------------------------------------------------
                              Mutual Shares Securities Templeton Foreign    Templeton Foreign
                                      Fund --          Securities Fund --  Securities Fund --
                                  Class 2 Shares         Class 1 Shares      Class 2 Shares
                              ----------------------   ----------------   --------------------
                                    Year ended            Year ended           Year ended
                                   December 31,          December 31,         December 31,
                              ----------------------   ----------------   --------------------
                                  2007         2006      2007      2006      2007       2006
                              -----------   ---------  -------   -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    31,557      (5,394)   1,168        44     18,999     (8,712)
   Net realized gain
     (loss) on
     investments.............       9,398      35,641   12,374       488    163,048     91,803
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (249,506)    187,686   (1,697)   16,207    202,866    295,401
   Capital gain
     distribution............     159,805      17,023    5,064        --    187,410         --
                              -----------   ---------  -------   -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     (48,746)    234,956   16,909    16,739    572,323    378,492
                              -----------   ---------  -------   -------  ---------  ---------
From capital
  transactions:
   Net premiums..............   3,321,108   2,106,949       --     3,717  1,804,527  1,285,840
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........          --          --   (7,717)       --    (10,390)        --
     Surrenders..............    (143,453)    (50,097) (47,987)   (2,154)  (127,175)   (35,641)
     Administrative
       expenses (note 4a)....      (1,921)       (320)    (146)      (52)    (1,612)      (899)
     Transfers (to) from
       the Guarantee
       Account...............     393,425     194,055      (24)   32,271    342,883    139,100
     Transfers (to) from
       other subaccounts.....  (1,044,303)    183,972   (2,156)   35,932    (15,896)   (68,090)
                              -----------   ---------  -------   -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   2,524,856   2,434,559  (58,030)   69,714  1,992,337  1,320,310
                              -----------   ---------  -------   -------  ---------  ---------
Increase (decrease) in
  net assets.................   2,476,110   2,669,515  (41,121)   86,453  2,564,660  1,698,802
Net assets at beginning
  of year....................   3,154,781     485,266  127,493    41,040  3,123,652  1,424,850
                              -----------   ---------  -------   -------  ---------  ---------
Net assets at end of year.... $ 5,630,891   3,154,781   86,372   127,493  5,688,312  3,123,652
                              ===========   =========  =======   =======  =========  =========
Change in units (note 5):
   Units purchased...........     517,882     224,000        7     6,153    514,501    133,642
   Units redeemed............    (369,641)    (34,065)  (3,884)     (299)  (363,520)   (33,439)
                              -----------   ---------  -------   -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     148,241     189,935   (3,877)    5,854    150,981    100,203
                              ===========   =========  =======   =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              ---------------------------------------------------------------
                               Templeton Global      Templeton Global     Templeton Growth
                               Asset Allocation     Income Securities        Securities
                                    Fund --              Fund --               Fund --
                                Class 2 Shares        Class 1 Shares       Class 2 Shares
                              --------------------  -------------------  --------------------
                                  Year ended            Year ended           Year ended
                                 December 31,          December 31,         December 31,
                              --------------------  -------------------  --------------------
                                 2007       2006      2007       2006       2007       2006
                              ---------   -------   --------   -------   ---------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 117,770    22,579      3,061     3,522        (840)   (1,192)
   Net realized gain
     (loss) on
     investments.............   (12,244)    3,957     12,990     2,376       7,413     2,616
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (206,210)   28,442     (2,605)   15,716     (67,482)   29,785
   Capital gain
     distribution............   155,241    26,239         --        --      46,158     1,612
                              ---------   -------   --------   -------   ---------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    54,557    81,217     13,446    21,614     (14,751)   32,821
                              ---------   -------   --------   -------   ---------   -------
From capital
  transactions:
   Net premiums..............    87,101    72,163         --        --   1,245,690   343,884
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --        --     (6,326)       --          --    (5,643)
     Surrenders..............   (19,260)  (12,173)   (96,560)  (60,670)    (24,940)   (2,792)
     Administrative
       expenses (note 4a)....      (532)     (371)      (133)     (161)       (403)       --
     Transfers (to) from
       the Guarantee
       Account...............    62,953    33,932         44       (56)    180,923    29,205
     Transfers (to) from
       other subaccounts.....    54,718     8,221        467     1,363     238,127    44,292
                              ---------   -------   --------   -------   ---------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   184,980   101,772   (102,508)  (59,524)  1,639,397   408,946
                              ---------   -------   --------   -------   ---------   -------
Increase (decrease) in
  net assets.................   239,537   182,989    (89,062)  (37,910)  1,624,646   441,767
Net assets at beginning
  of year....................   552,869   369,880    175,857   213,767     441,767        --
                              ---------   -------   --------   -------   ---------   -------
Net assets at end of year.... $ 792,406   552,869     86,795   175,857   2,066,413   441,767
                              =========   =======   ========   =======   =========   =======
Change in units (note 5):
   Units purchased...........    14,562    13,251      1,095       805     166,304    44,259
   Units redeemed............    (4,734)   (7,107)   (10,038)   (6,595)    (20,609)   (4,251)
                              ---------   -------   --------   -------   ---------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     9,828     6,144     (8,943)   (5,790)    145,695    40,008
                              =========   =======   ========   =======   =========   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 GE Investments Funds, Inc.
                              ----------------------------------------------------------------------
                                    Income Fund       International Equity Fund  Mid-Cap Equity Fund
                              ----------------------  ------------------------  --------------------
                                    Year ended            Year ended                 Year ended
                                   December 31,          December 31,               December 31,
                              ----------------------  ------------------------  --------------------
                                  2007        2006        2007         2006        2007       2006
                              -----------  ---------    --------    -------     ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   157,253    206,642       724         (622)       45,408       (379)
   Net realized gain
     (loss) on
     investments.............     (86,168)   (43,569)   48,320       19,656       171,153    169,698
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      63,167    (41,847)  (33,821)      20,225      (521,555)  (424,109)
   Capital gain
     distribution............          --         --    29,408           --       940,552    619,769
                              -----------  ---------    --------     -------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     134,252    121,226    44,631       39,259       635,558    364,979
                              -----------  ---------    --------     -------    ---------  ---------
From capital
  transactions:
   Net premiums..............   1,854,331  2,548,318        --           --     1,036,881    176,651
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      (9,088)    (1,561)       --           --       (97,807)   (17,332)
     Surrenders..............    (657,257)  (458,037) (100,677)     (25,444)     (866,374)  (477,630)
     Administrative
       expenses (note 4a)....      (2,749)    (2,382)     (216)        (233)       (3,667)    (3,326)
     Transfers (to) from
       the Guarantee
       Account...............      75,824    198,920       238       (1,396)       24,431     92,315
     Transfers (to) from
       other subaccounts.....  (4,044,435)    30,650    79,199        7,065       709,298   (274,596)
                              -----------  ---------    --------     -------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (2,783,374) 2,315,908   (21,456)     (20,008)      802,762   (503,918)
                              -----------  ---------    --------     -------    ---------  ---------
Increase (decrease) in
  net assets.................  (2,649,122) 2,437,134    23,175       19,251     1,438,320   (138,939)
Net assets at beginning
  of year....................   6,422,755  3,985,621   196,942      177,691     5,514,824  5,653,763
                              -----------  ---------    --------     -------    ---------  ---------
Net assets at end of year.... $ 3,773,633  6,422,755   220,117      196,942     6,953,144  5,514,824
                              ===========  =========    ========     =======    =========  =========
Change in units (note 5):
   Units purchased...........     489,227    331,789     7,907        3,127       215,992     46,050
   Units redeemed............    (743,965)  (106,899)   (9,029)      (4,697)     (116,872)   (76,392)
                              -----------  ---------    --------     -------    ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (254,738)   224,890    (1,122)      (1,570)       99,120    (30,342)
                              ===========  =========    ========     =======    =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------
                                  Money Market Fund     Premier Growth Equity Fund Real Estate Securities Fund
                              ------------------------  -------------------------  --------------------------
                                     Year ended              Year ended                  Year ended
                                    December 31,            December 31,                December 31,
                              ------------------------  -------------------------  --------------------------
                                  2007         2006          2007          2006       2007           2006
                              ------------  ----------   ---------     ---------    ----------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    346,004     231,600    (23,837)      (27,721)      217,903        58,363
   Net realized gain
     (loss) on
     investments.............           --          --    128,554        51,252        70,706       114,938
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............           (1)         --   (168,306)      163,077    (2,270,839)      332,834
   Capital gain
     distribution............           --          --    151,411            --     1,244,824       635,340
                              ------------  ----------   ---------     ---------    ----------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........      346,003     231,600     87,822       186,608      (737,406)    1,141,475
                              ------------  ----------   ---------     ---------    ----------     ---------
From capital
  transactions:
   Net premiums..............    4,348,869   3,030,847     21,443        16,707       217,808       252,683
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........   (3,681,425) (1,901,449)       104            --        (9,518)       (3,940)
     Surrenders..............   (2,906,533) (2,262,035)  (814,208)     (154,203)     (322,922)     (157,753)
     Administrative
       expenses (note 4a)....       (8,110)     (5,309)    (1,887)       (2,050)       (2,590)       (2,134)
     Transfers (to) from
       the Guarantee
       Account...............      526,907     559,314      5,873       (72,681)       53,740       174,024
     Transfers (to) from
       other subaccounts.....    3,370,431   2,750,101      7,743      (292,305)     (261,538)     (171,765)
                              ------------  ----------   ---------     ---------    ----------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    1,650,139   2,171,469   (780,932)     (504,532)     (325,020)       91,115
                              ------------  ----------   ---------     ---------    ----------     ---------
Increase (decrease) in
  net assets.................    1,996,142   2,403,069   (693,110)     (317,924)   (1,062,426)    1,232,590
Net assets at beginning
  of year....................    9,298,379   6,895,310  2,511,969     2,829,893     4,801,639     3,569,049
                              ------------  ----------   ---------     ---------    ----------     ---------
Net assets at end of year.... $ 11,294,521   9,298,379  1,818,859     2,511,969     3,739,213     4,801,639
                              ============  ==========   =========     =========    ==========     =========
Change in units (note 5):
   Units purchased...........   12,202,030  10,827,887      6,383         9,686        27,343        38,829
   Units redeemed............  (10,725,168) (9,307,729)   (83,342)      (62,835)      (39,969)      (32,386)
                              ------------  ----------   ---------     ---------    ----------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    1,476,862   1,520,158    (76,959)      (53,149)      (12,626)        6,443
                              ============  ==========   =========     =========    ==========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------
                                                                                  Total Return
                               S&P 500(R) Index Fund   Small-Cap Equity Fund Fund -- Class 1 Shares
                              -----------------------  --------------------  ----------------------
                                     Year ended             Year ended             Year ended
                                    December 31,           December 31,           December 31,
                              -----------------------  --------------------  ----------------------
                                  2007        2006        2007       2006       2007        2006
                              -----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    98,270      67,614     96,190    (46,780)    278,241     102,360
   Net realized gain
     (loss) on
     investments.............   1,315,249     787,441    106,985    182,849     659,288     305,025
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (623,997)  4,122,267   (991,025)  (216,773)    979,008   2,308,983
   Capital gain
     distribution............     612,462          --    853,728    719,002   1,178,135     395,958
                              -----------  ----------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,401,984   4,977,322     65,878    638,298   3,094,672   3,112,326
                              -----------  ----------  ---------  ---------  ----------  ----------
From capital
  transactions:
   Net premiums..............   3,754,379   2,536,749     60,037    523,391   1,478,960   6,069,467
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (201,832)   (297,284)   (43,263)   (35,639)    (43,786)    (80,151)
     Surrenders..............  (4,336,034) (3,013,763)  (401,436)  (335,320) (2,018,535) (1,060,688)
     Administrative
       expenses (note 4a)....     (46,560)    (40,380)    (3,791)    (3,013)    (41,873)    (30,088)
     Transfers (to) from
       the Guarantee
       Account...............     521,761     427,569     42,704    152,482   1,478,467   1,203,819
     Transfers (to) from
       other subaccounts.....     463,034  (1,166,850)   (76,369)  (121,896)   (503,299)   (242,094)
                              -----------  ----------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     154,748  (1,553,959)  (422,118)   180,005     349,934   5,860,265
                              -----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets.................   1,556,732   3,423,363   (356,240)   818,303   3,444,606   8,972,591
Net assets at beginning
  of year....................  40,506,561  37,083,198  6,336,902  5,518,599  30,822,693  21,850,102
                              -----------  ----------  ---------  ---------  ----------  ----------
Net assets at end of year.... $42,063,293  40,506,561  5,980,662  6,336,902  34,267,299  30,822,693
                              ===========  ==========  =========  =========  ==========  ==========
Change in units (note 5):
   Units purchased...........     624,077     462,562     17,574     79,839     305,177     944,763
   Units redeemed............    (591,460)   (597,670)   (44,482)   (65,117)   (276,487)   (418,754)
                              -----------  ----------  ---------  ---------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      32,617    (135,108)   (26,908)    14,722      28,690     526,009
                              ===========  ==========  =========  =========  ==========  ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------
                                    Total Return
                                       Fund --
                                   Class 3 Shares          U.S. Equity Fund      Value Equity Fund
                              ------------------------  ---------------------  --------------------
                                     Year ended               Year ended            Year ended
                                    December 31,             December 31,          December 31,
                              ------------------------  ---------------------  --------------------
                                  2007         2006        2007        2006       2007       2006
                              ------------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,026,106     324,892     (16,337)    (3,540)     6,759      4,990
   Net realized gain
     (loss) on
     investments.............    1,748,043      92,896     276,401     50,717     55,803     55,157
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,372,203)    598,426    (324,894)   334,997   (141,922)    70,276
   Capital gain
     distribution............    3,458,966     337,227     223,089         --    253,093    165,857
                              ------------  ----------  ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    4,860,912   1,353,441     158,259    382,174    173,733    296,280
                              ------------  ----------  ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............   73,109,300  25,866,660      13,409     56,875      7,486     74,928
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........           --          --         115    (21,336)        --        155
     Surrenders..............   (1,918,248)   (144,939) (1,262,276)  (208,340)  (172,178)   (71,554)
     Administrative
       expenses (note 4a)....       (9,920)         --      (1,756)    (1,863)    (1,176)      (937)
     Transfers (to) from
       the Guarantee
       Account...............      421,188     100,642       2,516    (51,484)     9,947      7,542
     Transfers (to) from
       other subaccounts.....   (1,549,932)   (328,202)     (2,571)  (326,381)   (51,802)    (2,950)
                              ------------  ----------  ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   70,052,388  25,494,161  (1,250,563)  (552,529)  (207,723)     7,184
                              ------------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   74,913,300  26,847,602  (1,092,304)  (170,355)   (33,990)   303,464
Net assets at beginning
  of year....................   26,847,602          --   2,859,924  3,030,279  2,166,620  1,863,156
                              ------------  ----------  ----------  ---------  ---------  ---------
Net assets at end of year.... $101,760,902  26,847,602   1,767,620  2,859,924  2,132,630  2,166,620
                              ============  ==========  ==========  =========  =========  =========
Change in units (note 5):
   Units purchased...........   10,284,437   2,851,864      11,072      9,062      4,514     26,866
   Units redeemed............   (3,914,342)   (312,578)   (105,181)   (55,376)   (21,038)   (26,153)
                              ------------  ----------  ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    6,370,095   2,539,286     (94,109)   (46,314)   (16,524)       713
                              ============  ==========  ==========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                Goldman Sachs Variable Insurance Trust
                              -----------------------------------------
                              Goldman Sachs Growth Goldman Sachs Mid Cap
                                and Income Fund         Value Fund
                              -------------------  --------------------
                                   Year ended           Year ended
                                  December 31,         December 31,
                              -------------------  --------------------
                                 2007      2006       2007       2006
                              ---------  --------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   3,875         4     32,358     34,270
   Net realized gain
     (loss) on
     investments.............    40,401    58,179    265,109    128,147
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (53,554)   (3,749)  (417,994)   (36,682)
   Capital gain
     distribution............    14,596    12,473    201,715    201,938
                              ---------  --------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     5,318    66,907     81,188    327,673
                              ---------  --------  ---------  ---------
From capital
  transactions:
   Net premiums..............        --        --     10,790    186,308
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --        --     (9,843)        --
     Surrenders..............  (150,249) (162,002)  (833,961)  (298,383)
     Administrative
       expenses (note 4a)....      (247)     (192)    (1,031)      (909)
     Transfers (to) from
       the Guarantee
       Account...............       486    28,729     19,425    126,084
     Transfers (to) from
       other subaccounts.....     5,133  (116,255)   (60,216)  (164,933)
                              ---------  --------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (144,877) (249,720)  (874,836)  (151,833)
                              ---------  --------  ---------  ---------
Increase (decrease) in
  net assets.................  (139,559) (182,813)  (793,648)   175,840
Net assets at beginning
  of year....................   336,362   519,175  2,487,672  2,311,832
                              ---------  --------  ---------  ---------
Net assets at end of year.... $ 196,803   336,362  1,694,024  2,487,672
                              =========  ========  =========  =========
Change in units (note 5):
   Units purchased...........     1,399     3,758     13,721     40,483
   Units redeemed............   (12,177)  (26,244)   (43,766)   (37,447)
                              ---------  --------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (10,778)  (22,486)   (30,045)     3,036
                              =========  ========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                    J.P. Morgan Series Trust II
                              ------------------------------------------
                                                     International Equity
                                  Bond Portfolio         Portfolio
                              ---------------------  -------------------
                                    Year ended          Year ended
                                   December 31,        December 31,
                              ---------------------  -------------------
                                 2007        2006      2007       2006
                              ----------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  105,421     48,377   (3,162)    (2,247)
   Net realized gain
     (loss) on
     investments.............     (6,291)    (9,123)  13,596     13,190
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (105,235)     8,527   20,753     35,699
   Capital gain
     distribution............         --         --       --         --
                              ----------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     (6,105)    47,781   31,187     46,642
                              ----------  ---------   -------   -------
From capital
  transactions:
   Net premiums..............     45,556     84,912       --     11,579
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (19,279)        --       --         --
     Surrenders..............    (66,893)   (93,247)    (573)   (17,503)
     Administrative
       expenses (note 4a)....     (1,973)    (1,869)     (58)       (77)
     Transfers (to) from
       the Guarantee
       Account...............     24,264     29,895   72,984    122,008
     Transfers (to) from
       other subaccounts.....     25,974     21,694   49,916     31,839
                              ----------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........      7,649     41,385  122,269    147,846
                              ----------  ---------   -------   -------
Increase (decrease) in
  net assets.................      1,544     89,166  153,456    194,488
Net assets at beginning
  of year....................  1,970,125  1,880,959  365,314    170,826
                              ----------  ---------   -------   -------
Net assets at end of year.... $1,971,669  1,970,125  518,770    365,314
                              ==========  =========   =======   =======
Change in units (note 5):
   Units purchased...........     24,437     45,195   10,096     13,712
   Units redeemed............    (23,803)   (41,258)  (4,129)    (5,517)
                              ----------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........        634      3,937    5,967      8,195
                              ==========  =========   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       J.P. Morgan Series Trust II (continued)
                              ---------------------------------------------------------
                                                                        U.S. Large Cap
                                  Mid Cap Value        Small Company      Core Equity
                                    Portfolio            Portfolio         Portfolio
                              ---------------------  ----------------  ----------------
                                    Year ended          Year ended        Year ended
                                   December 31,        December 31,      December 31,
                              ---------------------  ----------------  ----------------
                                 2007        2006      2007     2006     2007     2006
                              ----------  ---------  -------  -------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   27,313      4,938   (4,976)  (3,852)  (1,074)  (1,135)
   Net realized gain
     (loss) on
     investments.............    132,280     93,394   13,314    5,603    2,767    3,055
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (236,979)   323,727  (54,767)  46,585   (1,565)  24,294
   Capital gain
     distribution............    106,007     39,806   19,047    9,651       --       --
                              ----------  ---------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     28,621    461,865  (27,382)  57,987      128   26,214
                              ----------  ---------  -------  -------  -------  -------
From capital
  transactions:
   Net premiums..............     39,301    113,365       --    7,393       --    8,087
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (49,234)        --  (10,106)      --       --       --
     Surrenders..............   (191,513)  (128,709) (27,002) (28,215)  (2,192)  (2,737)
     Administrative
       expenses (note 4a)....     (2,537)    (2,341)    (345)    (351)    (107)     (94)
     Transfers (to) from
       the Guarantee
       Account...............    141,481    176,234   (1,461)    (214)  (1,070)  (1,011)
     Transfers (to) from
       other subaccounts.....    (81,187)  (110,518) (13,275)  (1,348)  (3,754) (15,583)
                              ----------  ---------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (143,689)    48,031  (52,189) (22,735)  (7,123) (11,338)
                              ----------  ---------  -------  -------  -------  -------
Increase (decrease) in
  net assets.................   (115,068)   509,896  (79,571)  35,252   (6,995)  14,876
Net assets at beginning
  of year....................  3,600,156  3,090,260  481,887  446,635  197,435  182,559
                              ----------  ---------  -------  -------  -------  -------
Net assets at end of year.... $3,485,088  3,600,156  402,316  481,887  190,440  197,435
                              ==========  =========  =======  =======  =======  =======
Change in units (note 5):
   Units purchased...........     21,288     30,455    1,250    1,121      251      839
   Units redeemed............    (28,792)   (27,451)  (3,855)  (2,401)    (713)  (1,628)
                              ----------  ---------  -------  -------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (7,504)     3,004   (2,605)  (1,280)    (462)    (789)
                              ==========  =========  =======  =======  =======  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series
                              -----------------------------------------------------------------
                                     Balanced               Balanced          Flexible Bond
                                   Portfolio --           Portfolio --        Portfolio --
                               Institutional Shares      Service Shares     Institutional Shares
                              ----------------------  --------------------  -------------------
                                    Year ended             Year ended          Year ended
                                   December 31,           December 31,        December 31,
                              ----------------------  --------------------  -------------------
                                 2007        2006        2007       2006      2007       2006
                              ----------  ----------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   29,828      22,117     57,400     21,336    8,701     10,586
   Net realized gain
     (loss) on
     investments.............    145,956     127,022    177,915    181,058   (5,646)    (4,150)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     69,909     174,915    335,621    304,582   10,465      1,295
   Capital gain
     distribution............         --          --         --         --       --        659
                              ----------  ----------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    245,693     324,054    570,936    506,976   13,520      8,390
                              ----------  ----------  ---------  ---------   -------   -------
From capital
  transactions:
   Net premiums..............     10,563       8,793  2,554,852    641,766       --         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (2,955)    (11,185)        85   (118,344)      --       (331)
     Surrenders..............   (840,557) (1,320,789)  (464,583)  (342,320) (95,366)   (67,440)
     Administrative
       expenses (note 4a)....     (2,140)     (2,771)    (3,382)    (2,619)    (114)      (121)
     Transfers (to) from
       the Guarantee
       Account...............    (22,716)     34,712     97,959    203,616      (48)         9
     Transfers (to) from
       other subaccounts.....    (37,133)    (60,502)   (82,075)  (140,694)   1,162        887
                              ----------  ----------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (894,938) (1,351,742) 2,102,856    241,405  (94,366)   (66,996)
                              ----------  ----------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets.................   (649,245) (1,027,688) 2,673,792    748,381  (80,846)   (58,606)
Net assets at beginning
  of year....................  3,167,679   4,195,367  6,602,093  5,853,712  304,833    363,439
                              ----------  ----------  ---------  ---------   -------   -------
Net assets at end of year.... $2,518,434   3,167,679  9,275,885  6,602,093  223,987    304,833
                              ==========  ==========  =========  =========   =======   =======
Change in units (note 5):
   Units purchased...........      2,697       7,856    298,521    120,356      228        277
   Units redeemed............    (55,128)    (94,298)  (103,050)   (98,388)  (6,932)    (5,248)
                              ----------  ----------  ---------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (52,431)    (86,442)   195,471     21,968   (6,704)    (4,971)
                              ==========  ==========  =========  =========   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               Janus Aspen Series (continued)
                              ------------------------------------------------------------------
                                       Forty                   Forty         Global Life Sciences
                                    Portfolio --           Portfolio --        Portfolio --
                                Institutional Shares      Service Shares      Service Shares
                              -----------------------  --------------------  -------------------
                                     Year ended             Year ended          Year ended
                                    December 31,           December 31,        December 31,
                              -----------------------  --------------------  -------------------
                                  2007        2006        2007       2006      2007       2006
                              -----------  ----------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (31,862)    (37,553)   (58,438)   (12,712)  (2,277)    (2,842)
   Net realized gain
     (loss) on
     investments.............     200,349      25,184    326,243     32,245   28,273      7,263
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     704,879     258,296    837,861     92,256    1,673      3,746
   Capital gain
     distribution............          --          --         --         --       --         --
                              -----------  ----------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     873,366     245,927  1,105,666    111,789   27,669      8,167
                              -----------  ----------  ---------  ---------   -------   -------
From capital
  transactions:
   Net premiums..............         859       1,444  3,718,556  1,080,555       --         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      (3,600)    (13,884)        --     (4,515)      --     (5,022)
     Surrenders..............    (968,242)   (956,239)  (141,238)   (47,115) (65,619)    (3,652)
     Administrative
       expenses (note 4a)....      (1,697)     (2,157)    (1,161)      (603)     (23)       (25)
     Transfers (to) from
       the Guarantee
       Account...............      (2,044)     (9,547)    64,998     78,509     (243)    (1,446)
     Transfers (to) from
       other subaccounts.....     (37,144)    (47,241)  (730,921)    (1,499)  (1,165)    (3,265)
                              -----------  ----------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,011,868) (1,027,624) 2,910,234  1,105,332  (67,050)   (13,410)
                              -----------  ----------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets.................    (138,502)   (781,697) 4,015,900  1,217,121  (39,381)    (5,243)
Net assets at beginning
  of year....................   3,046,611   3,828,308  1,843,951    626,830  165,581    170,824
                              -----------  ----------  ---------  ---------   -------   -------
Net assets at end of year.... $ 2,908,109   3,046,611  5,859,851  1,843,951  126,200    165,581
                              ===========  ==========  =========  =========   =======   =======
Change in units (note 5):
   Units purchased...........       1,744       3,653    497,654    137,619      206        422
   Units redeemed............     (56,690)    (70,133)  (265,508)   (32,059)  (5,478)    (1,586)
                              -----------  ----------  ---------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (54,946)    (66,480)   232,146    105,560   (5,272)    (1,164)
                              ===========  ==========  =========  =========   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              Janus Aspen Series (continued)
                              -------------------------------------------------------------
                              Global Technology  International Growth  International Growth
                                 Portfolio --        Portfolio --          Portfolio --
                                Service Shares   Institutional Shares     Service Shares
                              -----------------  --------------------  --------------------
                                  Year ended          Year ended            Year ended
                                 December 31,        December 31,          December 31,
                              -----------------  --------------------  --------------------
                                2007      2006      2007       2006       2007       2006
                              --------  -------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (750)  (1,088)   (14,177)     8,243    (14,702)     3,048
   Net realized gain
     (loss) on
     investments.............    6,706    3,999    322,952    195,501     75,038     94,602
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,223    1,174     94,769    459,863    243,831    295,428
   Capital gain
     distribution............       --       --         --         --         --         --
                              --------  -------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   10,179    4,085    403,544    663,607    304,167    393,078
                              --------  -------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............       --       26      4,000      1,400         --         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --       --         --         --    (13,692)    (5,556)
     Surrenders..............   (9,988) (10,381)  (699,044)  (545,129)   (31,991)   (75,402)
     Administrative
       expenses (note 4a)....      (31)     (29)    (1,143)    (1,403)      (489)      (394)
     Transfers (to) from
       the Guarantee
       Account...............       (2)   2,012       (427)   (40,713)      (205)      (403)
     Transfers (to) from
       other subaccounts.....  (14,622)     356     99,248    (27,530)   (61,982)   (72,448)
                              --------  -------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (24,643)  (8,016)  (597,366)  (613,375)  (108,359)  (154,203)
                              --------  -------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................  (14,464)  (3,931)  (193,822)    50,232    195,808    238,875
Net assets at beginning
  of year....................   67,476   71,407  1,823,383  1,773,151  1,213,739    974,864
                              --------  -------  ---------  ---------  ---------  ---------
Net assets at end of year.... $ 53,012   67,476  1,629,561  1,823,383  1,409,547  1,213,739
                              ========  =======  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........        6      879      7,327     15,125         30      1,600
   Units redeemed............   (2,557)  (1,941)   (30,910)   (48,041)    (4,821)   (11,311)
                              --------  -------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (2,551)  (1,062)   (23,583)   (32,916)    (4,791)    (9,711)
                              ========  =======  =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               Janus Aspen Series (continued)
                              ---------------------------------------------------------------
                                 Large Cap Growth     Large Cap Growth      Mid Cap Growth
                                   Portfolio --         Portfolio --         Portfolio --
                               Institutional Shares    Service Shares    Institutional Shares
                              ---------------------  -----------------  ---------------------
                                    Year ended           Year ended           Year ended
                                   December 31,         December 31,         December 31,
                              ---------------------  -----------------  ---------------------
                                 2007        2006      2007      2006      2007       2006
                              ----------  ---------  --------  -------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (11,355)   (17,677)   (3,275)  (4,067)   (28,144)    (40,165)
   Net realized gain
     (loss) on
     investments.............    (63,367)  (133,071)   40,474   12,258   (193,277)   (512,710)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    278,860    325,872     5,709   21,139    647,720     872,968
   Capital gain
     distribution............         --         --        --       --     11,980          --
                              ----------  ---------  --------  -------  ---------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    204,138    175,124    42,908   29,330    438,279     320,093
                              ----------  ---------  --------  -------  ---------  ----------
From capital
  transactions:
   Net premiums..............        361        349     4,632       26     10,697      17,267
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (2,130)   (10,891)       --      216    (31,397)    (26,326)
     Surrenders..............   (672,421)  (395,175) (112,837) (19,155)  (845,741)   (898,462)
     Administrative
       expenses (note 4a)....       (911)    (1,180)      (24)     (33)    (2,102)     (2,530)
     Transfers (to) from
       the Guarantee
       Account...............       (267)    (1,811)       (6) (19,530)   (28,672)      1,443
     Transfers (to) from
       other subaccounts.....    (10,065)   (58,856)   62,591   (1,213)   (59,589)    (98,932)
                              ----------  ---------  --------  -------  ---------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (685,433)  (467,564)  (45,644) (39,689)  (956,804) (1,007,540)
                              ----------  ---------  --------  -------  ---------  ----------
Increase (decrease) in
  net assets.................   (481,295)  (292,440)   (2,736) (10,359)  (518,525)   (687,447)
Net assets at beginning
  of year....................  1,706,328  1,998,768   325,028  335,387  2,574,857   3,262,304
                              ----------  ---------  --------  -------  ---------  ----------
Net assets at end of year.... $1,225,033  1,706,328   322,292  325,028  2,056,332   2,574,857
                              ==========  =========  ========  =======  =========  ==========
Change in units (note 5):
   Units purchased...........      1,068      2,278     6,517      254      2,229       8,725
   Units redeemed............    (58,812)   (47,314)  (12,339)  (4,443)   (62,411)    (83,776)
                              ----------  ---------  --------  -------  ---------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (57,744)   (45,036)   (5,822)  (4,189)   (60,182)    (75,051)
                              ==========  =========  ========  =======  =========  ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                             Janus Aspen Series (continued)
                              ------------------------------------------------------------
                                Mid Cap Growth      Worldwide Growth     Worldwide Growth
                                 Portfolio --         Portfolio --         Portfolio --
                                Service Shares    Institutional Shares    Service Shares
                              ------------------  --------------------  ------------------
                                  Year ended           Year ended           Year ended
                                 December 31,         December 31,         December 31,
                              ------------------  --------------------  ------------------
                                 2007      2006      2007       2006      2007      2006
                              ---------  -------  ---------  ---------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (4,749)  (5,207)   (11,855)     5,271    (6,403)       89
   Net realized gain
     (loss) on
     investments.............    71,147   17,799    (30,877)  (163,581)   48,248    38,059
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (5,582)  25,383    193,363    424,782    10,039    56,481
   Capital gain
     distribution............     1,539       --         --         --        --        --
                              ---------  -------  ---------  ---------  --------  --------
       Increase
         (decrease) in
         net assets from
         operations..........    62,355   37,975    150,631    266,472    51,884    94,629
                              ---------  -------  ---------  ---------  --------  --------
From capital
  transactions:
   Net premiums..............     1,026    1,104        470      2,241       168    15,821
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --   (6,423)    (9,944)   (18,287)       --   (10,408)
     Surrenders..............  (112,828) (10,931)  (398,712)  (356,045) (120,784)  (56,492)
     Administrative
       expenses (note 4a)....       (37)     (47)    (1,097)    (1,268)      (95)     (100)
     Transfers (to) from
       the Guarantee
       Account...............   (23,977)   4,053       (591)    (8,480)   10,445     6,878
     Transfers (to) from
       other subaccounts.....    (8,039)  (4,789)    (4,146)   (45,346)  (23,289) (138,689)
                              ---------  -------  ---------  ---------  --------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (143,855) (17,033)  (414,020)  (427,185) (133,555) (182,990)
                              ---------  -------  ---------  ---------  --------  --------
Increase (decrease) in
  net assets.................   (81,500)  20,942   (263,389)  (160,713)  (81,671)  (88,361)
Net assets at beginning
  of year....................   355,064  334,122  1,776,056  1,936,769   633,520   721,881
                              ---------  -------  ---------  ---------  --------  --------
Net assets at end of year.... $ 273,564  355,064  1,512,667  1,776,056   551,849   633,520
                              =========  =======  =========  =========  ========  ========
Change in units (note 5):
   Units purchased...........        76    2,377        764      3,816     1,174     7,867
   Units redeemed............   (11,226)  (3,758)   (33,389)   (45,521)  (13,298)  (26,919)
                              ---------  -------  ---------  ---------  --------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (11,150)  (1,381)   (32,625)   (41,705)  (12,124)  (19,052)
                              =========  =======  =========  =========  ========  ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 JPMorgan Insurance Trust
                              --------------------------------------------------------------
                                                                                  JPMorgan
                                                                    JPMorgan     Insurance
                                 JPMorgan          JPMorgan        Insurance       Trust
                                 Insurance         Insurance         Trust      Diversified
                                   Trust             Trust        Diversified     Mid Cap
                                 Balanced          Core Bond         Equity        Growth
                                Portfolio 1       Portfolio 1     Portfolio 1   Portfolio 1
                              --------------  ------------------  ------------ -------------
                                Year ended        Year ended       Year ended    Year ended
                               December 31,      December 31,     December 31,  December 31,
                              --------------  ------------------  ------------ -------------
                                2007    2006     2007      2006       2007      2007    2006
                              -------  -----  ---------  -------  ------------ ------  -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    72    (10)    41,829   (2,787)    (4,634)      203    (20)
   Net realized gain
     (loss) on
     investments.............      18     --    (14,217)     832      2,927      (873)    --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     760     85     35,264    5,261     13,038      (702)   140
   Capital gain
     distribution............      93     --         --       --      1,347     3,370     --
                              -------  -----  ---------  -------    -------    ------  -----
       Increase
         (decrease) in
         net assets from
         operations..........     943     75     62,876    3,306     12,678     1,998    120
                              -------  -----  ---------  -------    -------    ------  -----
From capital
  transactions:
   Net premiums..............      --     --  1,262,932  816,878    291,171    24,794  2,224
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      --     --         --       --         --        --     --
     Surrenders..............      --     --    (54,865)  (2,645)   (11,146)       --     --
     Administrative
       expenses (note 4a)....      --     --       (159)      --        (55)       (8)    --
     Transfers (to) from
       the Guarantee
       Account...............  38,528  7,242    128,200   25,109     10,368    12,334    (53)
     Transfers (to) from
       other subaccounts.....      53    537   (729,577)  40,522    459,252        16     --
                              -------  -----  ---------  -------    -------    ------  -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  38,581  7,779    606,531  879,864    749,590    37,136  2,171
                              -------  -----  ---------  -------    -------    ------  -----
Increase (decrease) in
  net assets.................  39,524  7,854    669,407  883,170    762,268    39,134  2,291
Net assets at beginning
  of year....................   7,854     --    883,170       --         --     2,291     --
                              -------  -----  ---------  -------    -------    ------  -----
Net assets at end of year.... $47,378  7,854  1,552,577  883,170    762,268    41,425  2,291
                              =======  =====  =========  =======    =======    ======  =====
Change in units (note 5):
   Units purchased...........   4,920    733    448,168   98,282    102,597     5,191    229
   Units redeemed............  (1,421)    --   (388,394) (13,374)   (36,904)   (1,832)    --
                              -------  -----  ---------  -------    -------    ------  -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   3,499    733     59,774   84,908     65,693     3,359    229
                              =======  =====  =========  =======    =======    ======  =====

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              JPMorgan Insurance Trust (continued)
                              -------------------------------------------------------------------
                                 JPMorgan          JPMorgan          JPMorgan         JPMorgan
                              Insurance Trust   Insurance Trust   Insurance Trust Insurance Trust
                               Equity Index     Government Bond   Intrepid Growth Intrepid Mid Cap
                                Portfolio 1       Portfolio 1       Portfolio 1     Portfolio 1
                              --------------- ------------------  --------------- ---------------
                                Year ended        Year ended        Year ended       Year ended
                               December 31,      December 31,      December 31,     December 31,
                              --------------- ------------------  --------------- ---------------
                                   2007          2007      2006        2007         2007    2006
                              --------------- ---------  -------  --------------- -------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $ (3,495)       46,209   (2,855)      (5,932)     (4,372)   (309)
   Net realized gain
     (loss) on
     investments.............         182       (12,013)   1,385        7,579      (3,522)    105
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       5,400        38,231    4,503       37,694      (5,780)  4,018
   Capital gain
     distribution............          --            --       --           --       5,710      --
                                 --------     ---------  -------      -------     -------  ------
       Increase
         (decrease) in
         net assets from
         operations..........       2,087        72,427    3,033       39,341      (7,964)  3,814
                                 --------     ---------  -------      -------     -------  ------
From capital
  transactions:
   Net premiums..............     195,290     1,244,578  802,640      342,675     259,166  63,624
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........          --            --       --           --          --      --
     Surrenders..............      (7,067)      (54,853)  (2,646)     (11,746)     (9,224)     --
     Administrative
       expenses (note 4a)....         (74)         (141)      --          (72)       (101)     --
     Transfers (to) from
       the Guarantee
       Account...............      36,253        (3,519)  26,319       13,134      76,264     871
     Transfers (to) from
       other subaccounts.....     312,755      (745,931)  31,796      483,061     419,087    (253)
                                 --------     ---------  -------      -------     -------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     537,157       440,134  858,109      827,052     745,192  64,242
                                 --------     ---------  -------      -------     -------  ------
Increase (decrease) in
  net assets.................     539,244       512,561  861,142      866,393     737,228  68,056
Net assets at beginning
  of year....................          --       861,142       --           --      68,056      --
                                 --------     ---------  -------      -------     -------  ------
Net assets at end of year....    $539,244     1,373,703  861,142      866,393     805,284  68,056
                                 ========     =========  =======      =======     =======  ======
Change in units (note 5):
   Units purchased...........      78,062       433,255  102,032      126,853     110,735  14,571
   Units redeemed............     (28,702)     (389,123) (19,265)     (48,762)    (39,087) (7,950)
                                 --------     ---------  -------      -------     -------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      49,360        44,132   82,767       78,091      71,648   6,621
                                 ========     =========  =======      =======     =======  ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Legg Mason Partners Variable Equity Trust
                              ----------------------------------------------------------------
                               Legg Mason Partners   Legg Mason Partners  Legg Mason Partners
                               Variable Aggressive   Variable Capital and Variable Capital and
                                      Growth              Income                Income
                              Portfolio -- Class II  Portfolio -- Class I Portfolio -- Class II
                              ---------------------  -------------------  --------------------
                                    Year ended          Year ended            Year ended
                                   December 31,        December 31,          December 31,
                              ---------------------  -------------------  --------------------
                                 2007        2006      2007       2006      2007        2006
                              ----------  ---------   -------   -------    --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (19,988)   (16,659)   4,389        580     25,919      3,507
   Net realized gain
     (loss) on
     investments.............      8,253      9,079   17,703      6,508     25,268        322
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (13,948)    81,777  (32,257)     4,225   (149,264)    14,274
   Capital gain
     distribution............     10,233         --   14,352      2,190    108,756      8,007
                              ----------  ---------   -------   -------    --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    (15,450)    74,197    4,187     13,503     10,679     26,110
                              ----------  ---------   -------   -------    --------   -------
From capital
  transactions:
   Net premiums..............     56,418    720,982       --         --    317,393    401,798
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --         --       --         --         --     (1,887)
     Surrenders..............    (25,957)   (17,918) (20,793)   (65,281)    (7,640)      (295)
     Administrative
       expenses (note 4a)....     (1,605)      (471)     (61)       (72)      (568)      (179)
     Transfers (to) from
       the Guarantee
       Account...............      1,029     26,537       10          7        818        410
     Transfers (to) from
       other subaccounts.....      5,627      1,465       81     24,667      2,700     11,515
                              ----------  ---------   -------   -------    --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     35,512    730,595  (20,763)   (40,679)   312,703    411,362
                              ----------  ---------   -------   -------    --------   -------
Increase (decrease) in
  net assets.................     20,062    804,792  (16,576)   (27,176)   323,382    437,472
Net assets at beginning
  of year....................  1,200,461    395,669  123,292    150,468    501,645     64,173
                              ----------  ---------   -------   -------    --------   -------
Net assets at end of year.... $1,220,523  1,200,461  106,716    123,292    825,027    501,645
                              ==========  =========   =======   =======    ========   =======
Change in units (note 5):
   Units purchased...........      6,534     61,351   24,941      2,003    126,997     40,682
   Units redeemed............     (4,232)    (7,766) (23,428)    (5,244)   (89,431)    (1,786)
                              ----------  ---------   -------   -------    --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      2,302     53,585    1,513     (3,241)    37,566     38,896
                              ==========  =========   =======   =======    ========   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Legg Mason Partners                    Legg Mason Partners
                                Variable Equity Trust (continued)             Variable Income Trust
                              ----------------------------------------------  --------------------
                              Legg Mason Partners        Legg Mason Partners  Legg Mason Partners
                              Variable Fundamental Value Variable Investors   Variable Strategic Bond
                              Portfolio -- Class I       Portfolio -- Class I Portfolio -- Class I
                              -------------------------  -------------------  --------------------
                                                             Year ended           Year ended
                              Year ended December 31,       December 31,         December 31,
                              -------------------------  -------------------  --------------------
                                   2007          2006      2007       2006      2007         2006
                                ---------    --------    --------   -------   --------     --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   1,748       (1,195)      (1,486)      386      1,992        7,789
   Net realized gain
     (loss) on
     investments.............    74,845       13,984       40,073     4,882     (6,421)      (7,119)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (135,886)      48,764      (33,329)   23,032      4,907        6,383
   Capital gain
     distribution............    58,012       19,364        2,461     4,988         --          203
                                ---------    -------     --------   -------   --------     --------
       Increase
         (decrease) in
         net assets from
         operations..........    (1,281)      80,917        7,719    33,288        478        7,256
                                ---------    -------     --------   -------   --------     --------
From capital
  transactions:
   Net premiums..............    28,544       91,981           --        --         --           --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --           --      (42,864)       --     (5,651)          --
     Surrenders..............   (12,079)      (6,063)    (116,685)  (25,526)  (121,950)     (74,300)
     Administrative
       expenses (note 4a)....      (668)        (449)         (91)     (131)      (108)        (142)
     Transfers (to) from
       the Guarantee
       Account...............    19,767       24,043          489         9       (110)          48
     Transfers (to) from
       other subaccounts.....   (24,664)     (70,521)         851        69      2,319      (47,403)
                                ---------    -------     --------   -------   --------     --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    10,900       38,991     (158,300)  (25,579)  (125,500)    (121,797)
                                ---------    -------     --------   -------   --------     --------
Increase (decrease) in
  net assets.................     9,619      119,908     (150,581)    7,709   (125,022)    (114,541)
Net assets at beginning
  of year....................   596,425      476,517      224,651   216,942    205,545      320,086
                                ---------    -------     --------   -------   --------     --------
Net assets at end of year.... $ 606,044      596,425       74,070   224,651     80,523      205,545
                                =========    =======     ========   =======   ========     ========
Change in units (note 5):
   Units purchased...........   135,677       11,092           54        23        365        1,142
   Units redeemed............  (110,789)      (8,790)     (10,328)   (1,933)    (8,900)      (9,708)
                                ---------    -------     --------   -------   --------     --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    24,888        2,302      (10,274)   (1,910)    (8,535)      (8,566)
                                =========    =======     ========   =======   ========     ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               MFS(R) Variable Insurance Trust
                              ------------------------------------------------------------------------
                              MFS(R) Investors Growth Stock MFS(R) Investors Trust MFS(R) New Discovery
                                Series -- Service             Series -- Service      Series -- Service
                                   Class Shares                 Class Shares           Class Shares
                              ----------------------------  --------------------   --------------------
                                    Year ended                   Year ended             Year ended
                                   December 31,                 December 31,           December 31,
                              ----------------------------  --------------------   --------------------
                                   2007            2006        2007        2006       2007       2006
                                ----------     ---------    ---------   ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (37,939)       (38,058)      (37,055)    (48,875)     8,944    (17,322)
   Net realized gain
     (loss) on
     investments.............     80,509         46,544       118,228     160,345     33,745     30,702
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    186,685        123,071       194,015     275,983    (88,937)    84,790
   Capital gain
     distribution............         --             --        32,847          --     59,420     19,942
                                ----------     ---------    ---------   ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    229,255        131,557       308,035     387,453     13,172    118,112
                                ----------     ---------    ---------   ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............     97,425        150,422       103,282      93,098      7,899     43,192
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (14,658)        (1,534)           --     (16,472)        --     (4,621)
     Surrenders..............   (184,582)      (150,855)     (236,543)   (288,054)   (80,621)   (61,778)
     Administrative
       expenses (note 4a)....     (1,586)        (1,394)       (3,968)     (3,534)      (515)      (528)
     Transfers (to) from
       the Guarantee
       Account...............     22,301         66,873        55,570      62,727      8,610     57,832
     Transfers (to) from
       other subaccounts.....   (123,000)       (82,431)     (102,172)   (329,800)   (45,032)     8,381
                                ----------     ---------    ---------   ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (204,100)       (18,919)     (183,831)   (482,035)  (109,659)    42,478
                                ----------     ---------    ---------   ---------  ---------  ---------
Increase (decrease) in
  net assets.................     25,155        112,638       124,204     (94,582)   (96,487)   160,590
Net assets at beginning
  of year....................  2,506,119      2,393,481     3,734,868   3,829,450  1,183,557  1,022,967
                                ----------     ---------    ---------   ---------  ---------  ---------
Net assets at end of year.... $2,531,274      2,506,119     3,859,072   3,734,868  1,087,070  1,183,557
                                ==========     =========    =========   =========  =========  =========
Change in units (note 5):
   Units purchased...........     15,279         37,466        23,749      50,624      2,782     20,576
   Units redeemed............    (35,990)       (38,127)      (38,792)    (94,934)   (12,167)   (15,845)
                                ----------     ---------    ---------   ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (20,711)          (661)      (15,043)    (44,310)    (9,385)     4,731
                                ==========     =========    =========   =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        MFS(R) Variable Insurance Trust (continued)
                              -------------------------------------------------------------------
                              MFS(R) Strategic Income  MFS(R) Total Return     MFS(R) Utilities
                              Series -- Service         Series -- Service      Series -- Service
                                 Class Shares              Class Shares          Class Shares
                              ----------------------  ---------------------  --------------------
                                  Year ended                Year ended            Year ended
                                 December 31,              December 31,          December 31,
                              ----------------------  ---------------------  --------------------
                                2007         2006        2007        2006       2007       2006
                               --------     -------   ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 21,840      23,800        32,495     45,855     86,972      5,348
   Net realized gain
     (loss) on
     investments.............   (1,602)     (3,108)       53,882      4,581    228,472    165,407
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (7,448)      5,998      (211,880)   391,927    550,393    511,553
   Capital gain
     distribution............       --       3,305       201,403    149,174    196,581    102,928
                               --------     -------   ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   12,790      29,995        75,900    591,537  1,062,418    785,236
                               --------     -------   ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    9,676      32,535     5,535,876  3,312,022    372,499    457,732
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........  (29,651)         --       (11,168)    (1,876)        --     (5,854)
     Surrenders..............  (20,649)    (20,757)     (239,399)   (91,094)  (270,011)  (142,311)
     Administrative
       expenses (note 4a)....     (668)       (615)       (9,506)    (6,046)    (3,262)    (1,724)
     Transfers (to) from
       the Guarantee
       Account...............  108,797      75,169        96,435    178,987    388,960    391,748
     Transfers (to) from
       other subaccounts.....      490      26,922       (36,894)  (154,119)  (125,963)   516,682
                               --------     -------   ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   67,995     113,254     5,335,344  3,237,874    362,223  1,216,273
                               --------     -------   ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   80,785     143,249     5,411,244  3,829,411  1,424,641  2,001,509
Net assets at beginning
  of year....................  706,836     563,587     7,790,233  3,960,822  4,011,084  2,009,575
                               --------     -------   ----------  ---------  ---------  ---------
Net assets at end of year.... $787,621     706,836    13,201,477  7,790,233  5,435,725  4,011,084
                               ========     =======   ==========  =========  =========  =========
Change in units (note 5):
   Units purchased...........   14,075      16,852       837,384    429,885     63,251    134,456
   Units redeemed............   (8,701)     (7,416)     (354,019)  (130,208)   (43,705)   (54,496)
                               --------     -------   ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    5,374       9,436       483,365    299,677     19,546     79,960
                               ========     =======   ==========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                        Oppenheimer Variable
                                Old Mutual Insurance Series Fund           Account Funds
                              ----------------------------------------  ------------------
                              Old Mutual Growth II Old Mutual Large Cap Oppenheimer Balanced
                                  Portfolio         Growth Portfolio          Fund/VA
                              -------------------  -------------------  ------------------
                                  Year ended           Year ended           Year ended
                                 December 31,         December 31,         December 31,
                              -------------------  -------------------  ------------------
                                2007       2006      2007       2006      2007       2006
                              --------   -------   --------   -------   --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,840)   (3,656)    (6,347)   (7,714)    12,897     11,760
   Net realized gain
     (loss) on
     investments.............  (38,402)  (49,271)   (14,910)  (26,817)    16,432      7,589
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   85,483    68,339    104,926    55,375    (78,433)    28,117
   Capital gain
     distribution............       --        --         --        --     68,878     35,978
                              --------   -------   --------   -------   --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   44,241    15,412     83,669    20,844     19,774     83,444
                              --------   -------   --------   -------   --------   --------
From capital
  transactions:
   Net premiums..............       --        --         --        --        361      1,232
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --        --         --        --         --         --
     Surrenders..............  (59,578)  (43,535)  (121,313)  (51,986)  (173,445)  (116,042)
     Administrative
       expenses (note 4a)....     (307)     (364)      (459)     (498)      (440)      (514)
     Transfers (to) from
       the Guarantee
       Account...............        9    (3,794)      (397)      (31)   (21,100)     8,310
     Transfers (to) from
       other subaccounts.....       11   (11,694)      (432)  (20,096)   (19,008)    64,911
                              --------   -------   --------   -------   --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (59,865)  (59,387)  (122,601)  (72,611)  (213,632)   (42,103)
                              --------   -------   --------   -------   --------   --------
Increase (decrease) in
  net assets.................  (15,624)  (43,975)   (38,932)  (51,767)  (193,858)    41,341
Net assets at beginning
  of year....................  228,239   272,214    521,769   573,536    935,944    894,603
                              --------   -------   --------   -------   --------   --------
Net assets at end of year.... $212,615   228,239    482,837   521,769    742,086    935,944
                              ========   =======   ========   =======   ========   ========
Change in units (note 5):
   Units purchased...........      937       339         36     1,165      3,372      6,438
   Units redeemed............   (6,318)   (6,319)    (9,111)   (7,233)   (17,086)    (9,334)
                              --------   -------   --------   -------   --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (5,381)   (5,980)    (9,075)   (6,068)   (13,714)    (2,896)
                              ========   =======   ========   =======   ========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------
                                                                            Oppenheimer Capital
                               Oppenheimer Balanced   Oppenheimer Capital      Appreciation
                                    Fund/VA --           Appreciation           Fund/VA --
                                  Service Shares            Fund/VA           Service Shares
                              ---------------------  --------------------  --------------------
                                    Year ended            Year ended            Year ended
                                   December 31,          December 31,          December 31,
                              ---------------------  --------------------  --------------------
                                 2007        2006       2007       2006       2007       2006
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    1,048      4,071     (9,948)   (11,489)   (86,048)   (68,589)
   Net realized gain
     (loss) on
     investments.............      7,281     11,157     78,185      9,163    184,697    146,624
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (291,926)   147,174     45,149     68,882    498,567    232,008
   Capital gain
     distribution............    280,463     61,060         --         --         --         --
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     (3,134)   223,462    113,386     66,556    597,216    310,043
                              ----------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............  3,610,246  1,867,465        361      1,411    344,468    615,393
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (13,488)    (3,761)   (59,470)        --         --    (15,678)
     Surrenders..............   (170,502)   (31,059)  (363,585)  (230,061)  (237,942)  (219,110)
     Administrative
       expenses (note 4a)....     (2,675)    (1,078)    (1,000)    (1,221)    (3,720)    (3,670)
     Transfers (to) from
       the Guarantee
       Account...............     37,671     10,390     (1,059)   (55,350)   149,388    192,715
     Transfers (to) from
       other subaccounts.....    103,019     20,696    (72,867)    44,263   (821,129)  (560,626)
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  3,564,271  1,862,653   (497,620)  (240,958)  (568,935)     9,024
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................  3,561,137  2,086,115   (384,234)  (174,402)    28,281    319,067
Net assets at beginning
  of year....................  3,362,232  1,276,117  1,025,330  1,199,732  5,251,037  4,931,970
                              ----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year.... $6,923,369  3,362,232    641,096  1,025,330  5,279,318  5,251,037
                              ==========  =========  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........    478,410    221,056      1,310     11,958    124,766     95,552
   Units redeemed............   (159,918)   (48,154)   (35,249)   (30,704)  (167,490)   (87,576)
                              ----------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    318,492    172,902    (33,939)   (18,746)   (42,724)     7,976
                              ==========  =========  =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------------------
                                                          Oppenheimer
                                   Oppenheimer         Global Securities       Oppenheimer
                                    Core Bond              Fund/VA --          High Income
                                     Fund/VA             Service Shares          Fund/VA
                              ---------------------  ---------------------  -----------------
                                    Year ended             Year ended           Year ended
                                   December 31,           December 31,         December 31,
                              ---------------------  ---------------------  -----------------
                                 2007        2006         2007        2006      2007      2006
                              ----------  ---------  ----------  ---------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   51,025     62,427      (9,657)   (58,296)   28,488   30,782
   Net realized gain
     (loss) on
     investments.............     (7,188)   (11,343)    255,036    228,945    (7,686)  (2,210)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (9,576)      (295)   (274,785)   553,075   (20,474)   9,332
   Capital gain
     distribution............         --         --     431,655    338,897        --       --
                              ----------  ---------  ----------  ---------  --------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     34,261     50,789     402,249  1,062,621       328   37,904
                              ----------  ---------  ----------  ---------  --------  -------
From capital
  transactions:
   Net premiums..............         --         --   1,470,129  1,349,736     2,750      562
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (28,232)      (342)         --     (6,606)       --  (17,546)
     Surrenders..............   (443,453)  (253,453)   (605,255)  (313,259) (278,460) (95,504)
     Administrative
       expenses (note 4a)....       (872)    (1,051)     (8,725)    (4,653)     (236)    (329)
     Transfers (to) from
       the Guarantee
       Account...............    (13,862)       306     679,584    476,681       490      (71)
     Transfers (to) from
       other subaccounts.....     69,417    (38,532)     21,431    724,703     5,319   36,606
                              ----------  ---------  ----------  ---------  --------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (417,002)  (293,072)  1,557,164  2,226,602  (270,137) (76,282)
                              ----------  ---------  ----------  ---------  --------  -------
Increase (decrease) in
  net assets.................   (382,741)  (242,283)  1,959,413  3,289,223  (269,809) (38,378)
Net assets at beginning
  of year....................  1,390,772  1,633,055   8,843,792  5,554,569   484,939  523,317
                              ----------  ---------  ----------  ---------  --------  -------
Net assets at end of year.... $1,008,031  1,390,772  10,803,205  8,843,792   215,130  484,939
                              ==========  =========  ==========  =========  ========  =======
Change in units (note 5):
   Units purchased...........      6,065      4,687     176,978    250,856     1,467    3,999
   Units redeemed............    (36,279)   (27,053)    (80,152)   (95,256)  (22,393) (10,258)
                              ----------  ---------  ----------  ---------  --------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (30,214)   (22,366)     96,826    155,600   (20,926)  (6,259)
                              ==========  =========  ==========  =========  ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------
                                                            Oppenheimer
                                    Oppenheimer             Main Street
                                    Main Street              Small Cap           Oppenheimer
                                     Fund/VA --             Fund/VA --             MidCap
                                   Service Shares         Service Shares           Fund/VA
                              -----------------------  --------------------  ------------------
                                     Year ended             Year ended           Year ended
                                    December 31,           December 31,         December 31,
                              -----------------------  --------------------  ------------------
                                  2007        2006        2007       2006      2007      2006
                              -----------  ----------  ---------  ---------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (97,060)    (67,257)   (92,842)   (73,750)   (7,951)  (10,607)
   Net realized gain
     (loss) on
     investments.............     750,995     329,929    201,944    184,484   (50,041)  (80,848)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (312,156)    939,668   (604,633)   369,279    88,914   101,055
   Capital gain
     distribution............          --          --    184,660    142,125        --        --
                              -----------  ----------  ---------  ---------  --------  --------
       Increase
         (decrease) in
         net assets from
         operations..........     341,779   1,202,340   (310,871)   622,138    30,922     9,600
                              -----------  ----------  ---------  ---------  --------  --------
From capital
  transactions:
   Net premiums..............   2,651,174   3,290,780  2,130,046    493,666    10,877     9,355
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (11,242)    (21,927)  (164,572)        --   (14,377)       --
     Surrenders..............    (940,711)   (676,044)  (408,953)  (142,919) (150,843) (220,333)
     Administrative
       expenses (note 4a)....      (7,147)     (5,190)    (4,342)    (3,138)     (613)     (842)
     Transfers (to) from
       the Guarantee
       Account...............     310,103     321,156    200,196    222,721      (182)     (124)
     Transfers (to) from
       other subaccounts.....  (5,039,047)   (172,061) 1,621,679    (81,843)   (3,807)   (9,045)
                              -----------  ----------  ---------  ---------  --------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (3,036,870)  2,736,714  3,374,054    488,487  (158,945) (220,989)
                              -----------  ----------  ---------  ---------  --------  --------
Increase (decrease) in
  net assets.................  (2,695,091)  3,939,054  3,063,183  1,110,625  (128,023) (211,389)
Net assets at beginning
  of year....................  12,273,958   8,334,904  5,728,657  4,618,032   607,236   818,625
                              -----------  ----------  ---------  ---------  --------  --------
Net assets at end of year.... $ 9,578,867  12,273,958  8,791,840  5,728,657   479,213   607,236
                              ===========  ==========  =========  =========  ========  ========
Change in units (note 5):
   Units purchased...........     654,002     450,160    444,498     87,787     4,831     1,286
   Units redeemed............    (914,948)   (191,742)  (143,347)   (55,800)  (16,956)  (19,362)
                              -----------  ----------  ---------  ---------  --------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (260,946)    258,418    301,151     31,987   (12,125)  (18,076)
                              ===========  ==========  =========  =========  ========  ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Oppenheimer Variable
                                Account Funds
                                 (continued)          PIMCO Variable Insurance Trust
                              -------------------  --------------------------------------------------
                                 Oppenheimer
                                    MidCap                                Foreign Bond Portfolio
                                 Fund/ VA --       All Asset Portfolio -- (U.S. Dollar Hedged) --
                                Service Shares     Advisor Class Shares    Administrative Class Shares
                              -------------------  ---------------------  ---------------------------
                                  Year ended           Year ended            Year ended
                                 December 31,         December 31,          December 31,
                              -------------------  ---------------------  ---------------------------
                                2007       2006       2007        2006      2007           2006
                              --------   -------    ---------   -------      -------       -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (5,157)   (4,770)     72,118     32,633     2,513          3,365
   Net realized gain
     (loss) on
     investments.............    7,575     6,477          40        616       (67)         1,305
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   11,034       136      (5,330)    (7,137)      352         (4,281)
   Capital gain
     distribution............       --        --          --      1,697        --            282
                              --------   -------    ---------   -------      -------       -------
       Increase
         (decrease) in
         net assets from
         operations..........   13,452     1,843      66,828     27,809     2,798            671
                              --------   -------    ---------   -------      -------       -------
From capital
  transactions:
   Net premiums..............    3,186    57,263      88,191    212,218        --            798
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --        --          --         --        --             --
     Surrenders..............  (27,486)   (2,358)     (7,919)    (6,471)   (6,693)       (11,656)
     Administrative
       expenses (note 4a)....     (272)     (167)       (285)       (87)      (21)           (25)
     Transfers (to) from
       the Guarantee
       Account...............    7,093     6,515     328,914      2,798       418            379
     Transfers (to) from
       other subaccounts.....    4,088   (20,319)    (31,229)   (72,245)    5,846         (4,520)
                              --------   -------    ---------   -------      -------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (13,391)   40,934     377,672    136,213      (450)       (15,024)
                              --------   -------    ---------   -------      -------       -------
Increase (decrease) in
  net assets.................       61    42,777     444,500    164,022     2,348        (14,353)
Net assets at beginning
  of year....................  315,642   272,865     846,028    682,006   139,903        154,256
                              --------   -------    ---------   -------      -------       -------
Net assets at end of year.... $315,703   315,642   1,290,528    846,028   142,251        139,903
                              ========   =======    =========   =======      =======       =======
Change in units (note 5):
   Units purchased...........    2,537     4,445      39,394     43,112     1,485          3,638
   Units redeemed............   (3,368)   (1,914)     (5,379)   (29,734)   (1,502)        (4,956)
                              --------   -------    ---------   -------      -------       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (831)    2,531      34,015     13,378       (17)        (1,318)
                              ========   =======    =========   =======      =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           PIMCO Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------------------
                                                          Long-Term U.S. Government
                              High Yield Portfolio --     Portfolio -- Administrative Low Duration Portfolio --
                              Administrative Class Shares      Class Shares           Administrative Class Shares
                              --------------------------  --------------------------  --------------------------
                                    Year ended                  Year ended                  Year ended
                                   December 31,                December 31,                December 31,
                              --------------------------  --------------------------  --------------------------
                                  2007          2006         2007           2006         2007           2006
                               -----------    ---------    ----------     ---------    ----------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   348,565      282,993       293,975       330,342       248,585        28,906
   Net realized gain
     (loss) on
     investments.............     (70,084)      16,384       (88,485)      (79,026)       59,298        (2,089)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (229,819)     102,436       674,799      (373,677)      427,143           852
   Capital gain
     distribution............          --           --            --        85,725            --            --
                               -----------    ---------    ----------     ---------    ----------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........      48,662      401,813       880,289       (36,636)      735,026        27,669
                               -----------    ---------    ----------     ---------    ----------     ---------
From capital
  transactions:
   Net premiums..............   1,068,134    1,359,893     3,145,773     1,035,653    12,898,075       483,901
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      (1,799)     (25,342)      (59,986)      (90,015)           --            --
     Surrenders..............    (431,871)    (390,808)     (955,289)     (654,526)     (327,506)      (46,402)
     Administrative
       expenses (note 4a)....      (2,975)      (2,710)       (5,276)       (4,624)       (3,697)         (880)
     Transfers (to) from
       the Guarantee
       Account...............     186,934      523,197       353,600        74,523       342,711        67,470
     Transfers (to) from
       other subaccounts.....  (2,102,342)     123,502      (143,370)       21,421    10,928,895        74,289
                               -----------    ---------    ----------     ---------    ----------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,283,919)   1,587,732     2,335,452       382,432    23,838,478       578,378
                               -----------    ---------    ----------     ---------    ----------     ---------
Increase (decrease) in
  net assets.................  (1,235,257)   1,989,545     3,215,741       345,796    24,573,504       606,047
Net assets at beginning
  of year....................   6,741,308    4,751,763     8,952,018     8,606,222     1,312,894       706,847
                               -----------    ---------    ----------     ---------    ----------     ---------
Net assets at end of year.... $ 5,506,051    6,741,308    12,167,759     8,952,018    25,886,398     1,312,894
                               ===========    =========    ==========     =========    ==========     =========
Change in units (note 5):
   Units purchased...........     303,063      222,471       548,171       174,122     3,010,368        87,626
   Units redeemed............    (418,751)     (83,252)     (331,244)     (131,148)     (719,605)      (29,785)
                               -----------    ---------    ----------     ---------    ----------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (115,688)     139,219       216,927        42,974     2,290,763        57,841
                               ===========    =========    ==========     =========    ==========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              PIMCO Variable Insurance
                                 Trust (continued)              The Prudential Series Fund
                              --------------------------  -------------------------------------------
                              Total Return Portfolio --    Jennison 20/20 Focus      Jennison
                              Administrative Class Shares Portfolio -- Class II  Portfolio -- Class II
                              --------------------------  ---------------------  --------------------
                                     Year ended                 Year ended          Year ended
                                    December 31,               December 31,        December 31,
                              --------------------------  ---------------------  --------------------
                                  2007          2006         2007        2006     2007        2006
                               -----------   ----------   ----------  ---------   ------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   909,538       795,049      346,244    (11,709) (1,505)     (1,024)
   Net realized gain
     (loss) on
     investments.............    (110,158)      (81,064)     147,204     24,037     633       4,887
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,058,116      (197,353)    (337,033)   109,276   9,678         134
   Capital gain
     distribution............          --            --           --      8,770      --          --
                               -----------   ----------   ----------  ---------   ------     -------
       Increase
         (decrease) in
         net assets from
         operations..........   1,857,496       516,632      156,415    130,374   8,806       3,997
                               -----------   ----------   ----------  ---------   ------     -------
From capital
  transactions:
   Net premiums..............   6,331,326     5,870,207    4,088,364  2,194,261     300      64,706
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (172,692)     (119,845)          --         --      --          --
     Surrenders..............  (1,914,383)   (1,253,813)    (133,594)   (16,547) (1,104)     (1,375)
     Administrative
       expenses (note 4a)....     (20,591)      (17,211)      (1,341)       (88)   (165)        (21)
     Transfers (to) from
       the Guarantee
       Account...............     452,609       659,645       92,003    209,835     (17)        151
     Transfers (to) from
       other subaccounts.....  (5,677,484)     (186,321)  (2,152,246)    63,305    (329)    (37,797)
                               -----------   ----------   ----------  ---------   ------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,001,215)    4,952,662    1,893,186  2,450,766  (1,315)     25,664
                               -----------   ----------   ----------  ---------   ------     -------
Increase (decrease) in
  net assets.................     856,281     5,469,294    2,049,601  2,581,140   7,491      29,661
Net assets at beginning
  of year....................  27,078,469    21,609,175    2,658,927     77,787  90,272      60,611
                               -----------   ----------   ----------  ---------   ------     -------
Net assets at end of year.... $27,934,750    27,078,469    4,708,528  2,658,927  97,763      90,272
                               ===========   ==========   ==========  =========   ======     =======
Change in units (note 5):
   Units purchased...........   1,407,496       828,011      623,759    248,255      65       7,729
   Units redeemed............  (1,498,292)     (366,888)    (484,736)   (49,559)   (151)     (5,687)
                               -----------   ----------   ----------  ---------   ------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (90,796)      461,123      139,023    198,696     (86)      2,042
                               ===========   ==========   ==========  =========   ======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                The Universal
                              The Prudential Series Fund                        Institutional
                                   (continued)           Rydex Variable Trust    Funds, Inc.
                              -------------------------  ------------------   -----------------
                                                                              Equity and Income
                                Natural Resources                               Portfolio --
                              Portfolio -- Class II           OTC Fund         Class II Shares
                              -------------------------  ------------------   -----------------
                                                                                 Period from
                                    Year ended               Year ended             May 1
                                   December 31,             December 31,       to December 31,
                              -------------------------  ------------------   -----------------
                                    2007         2006       2007       2006         2007
                               ----------    ---------   ---------   -------  -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  463,300        5,702      (16,275)  (15,203)       (5,310)
   Net realized gain
     (loss) on
     investments.............    150,732       21,652       21,487     6,841          (343)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    119,769       10,051      148,905    44,808       (12,503)
   Capital gain
     distribution............         --       67,902           --        --           914
                               ----------    ---------   ---------   -------       -------
       Increase
         (decrease) in
         net assets from
         operations..........    733,801      105,307      154,117    36,446       (17,242)
                               ----------    ---------   ---------   -------       -------
From capital
  transactions:
   Net premiums..............    937,939      547,722       20,193     1,100       899,224
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --           --           --        --            --
     Surrenders..............    (50,464)      (4,730)     (12,041)  (40,601)       (1,393)
     Administrative
       expenses (note 4a)....     (1,491)        (174)        (112)     (123)           --
     Transfers (to) from
       the Guarantee
       Account...............     52,917       77,894        5,219     9,628          (371)
     Transfers (to) from
       other subaccounts.....    379,938       10,997      (49,703)   (2,046)       62,257
                               ----------    ---------   ---------   -------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  1,318,839      631,709      (36,444)  (32,042)      959,717
                               ----------    ---------   ---------   -------       -------
Increase (decrease) in
  net assets.................  2,052,640      737,016      117,673     4,404       942,475
Net assets at beginning
  of year....................  1,048,390      311,374      951,017   946,613            --
                               ----------    ---------   ---------   -------       -------
Net assets at end of year.... $3,101,030    1,048,390    1,068,690   951,017       942,475
                               ==========    =========   =========   =======       =======
Change in units (note 5):
   Units purchased...........    148,324       60,072        3,537     3,268       119,083
   Units redeemed............    (63,032)     (22,113)      (6,213)   (6,734)      (21,984)
                               ----------    ---------   ---------   -------       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     85,292       37,959       (2,676)   (3,466)       97,099
                               ==========    =========   =========   =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Van Kampen Life Investment Trust     XTF Advisors Trust
                              ---------------------------------------  -------------------
                                                     Strategic Growth
                              Comstock Portfolio --    Portfolio --    ETF 60 Portfolio --
                                 Class II Shares      Class II Shares    Class II Shares
                              ---------------------  ----------------  -------------------
                                                                           Period from
                                    Year ended          Year ended          May 1 to
                                   December 31,        December 31,       December 31,
                              ---------------------  ----------------  -------------------
                                 2007        2006        2007     2006        2007
                              ----------  ---------  -------- -------- -------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (22,237)    29,723   (7,060)  (4,067)         (8,702)
   Net realized gain
     (loss) on
     investments.............    109,477     43,688   12,025    7,033            (715)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (600,441)   321,583   56,169      777         (23,130)
   Capital gain
     distribution............    110,575    174,959       --       --              --
                              ----------  ---------  -------  -------       ---------
       Increase
         (decrease) in
         net assets from
         operations..........   (402,626)   569,953   61,134    3,743         (32,547)
                              ----------  ---------  -------  -------       ---------
From capital
  transactions:
   Net premiums..............  3,188,239  1,094,814    1,205   51,259       1,395,814
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (74,235)        --       --       --              --
     Surrenders..............   (271,926)  (109,270) (29,212) (16,397)         (4,962)
     Administrative
       expenses (note 4a)....     (4,121)    (2,460)    (239)    (124)             --
     Transfers (to) from
       the Guarantee
       Account...............    256,045    157,407  186,675   50,466          (2,139)
     Transfers (to) from
       other subaccounts.....  1,242,236    (91,122)  34,103   15,821           2,550
                              ----------  ---------  -------  -------       ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  4,336,238  1,049,369  192,532  101,025       1,391,263
                              ----------  ---------  -------  -------       ---------
Increase (decrease) in
  net assets.................  3,933,612  1,619,322  253,666  104,768       1,358,716
Net assets at beginning
  of year....................  4,981,101  3,361,779  304,081  199,313              --
                              ----------  ---------  -------  -------       ---------
Net assets at end of year.... $8,914,713  4,981,101  557,747  304,081       1,358,716
                              ==========  =========  =======  =======       =========
Change in units (note 5):
   Units purchased...........    572,155    149,229   39,191   25,015         150,319
   Units redeemed............   (197,125)   (60,523) (20,506) (14,784)        (11,903)
                              ----------  ---------  -------  -------       ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    375,030     88,706   18,685   10,231         138,416
                              ==========  =========  =======  =======       =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2007

(1)Description of Entity

   Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLICNY, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently there are multiple Subaccounts of the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, which GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   On April 28, 2007, the Legg Mason Partners Variable Portfolios I,
Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended
December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class I shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth
Portfolio -- Class II shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


   The following portfolios are not available to contracts issued or on after May 1, 2007:

   Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II

   Van Kampen Life Investment Trust -- Strategic Growth Portfolio -- Class II Shares

   AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balance Wealth Strategy Portfolio -- Class B and Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares were added to the Separate Account effective August 27, 2007.

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares and XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares were added to the Separate Account effective
May 1, 2007.

   Effective May 1, 2006, the following portfolios were added to the Separate Account.

AIM Variable Insurance Funds                                 JPMorgan Insurance Trust
  AIM V.I. Large Cap Growth -- Series I shares                 JPMorgan Insurance Trust Balanced Portfolio 1
Fidelity(R) Variable Insurance Products Fund                   JPMorgan Insurance Trust Core Bond Portfolio 1
  VIP Balanced Portfolio -- Service Class 2                    JPMorgan Insurance Trust Diversified Equity Portfolio 1
Franklin Templeton Variable Insurance Products Trust           JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
  Templeton Growth Securities Fund -- Class 2 Shares           JPMorgan Insurance Trust Equity Index Portfolio 1
                                                               JPMorgan Insurance Trust Government Bond Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Growth Portfolio 1

On May 1, 2006, the AIM Variable Insurance Funds -- AIM V.I. Growth
Fund -- Series I shares and the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares were both merged into the AIM Variable Insurance Funds -- AIM V.I. Capital Appreciation Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes for the years ended December 31, 2007 and 2006 are reflective of the combined values of all three funds. AIM Variable Insurance Funds -- AIM V.I. Premier Equity Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series I shares effective May 1, 2006, and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Large Cap Growth -- Series I shares effective June 9, 2006 and the AIM V.I Large Cap Growth -- Series I shares values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds.

   Effective May 1, 2006, GE Investments Funds, Inc., adopted a multiple class plan for the Total Return Fund. Under this plan, shares outstanding on May 1, 2006 were re-designated Class 1 shares and will remain an investment option for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the subaccount will invest in Class 3 shares.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


   The following portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity Variable(R) Insurance Products Fund                 MFS(R) Variable Insurance Trust
  The VIP Asset Manager/SM/ Portfolio -- Service Class 2       MFS(R) New Discovery Series -- Service Class Shares
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Mid Cap Value Fund
J.P. Morgan Series Trust II
  Bond Portfolio
  International Equity Portfolio
  Mid Cap Value Portfolio
  Small Company Portfolio
  U.S. Large Cap Core Equity Portfolio

   Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new premium or transfers.

   The following portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus                                                      PIMCO Variable Insurance Trust
  The Dreyfus Socially Responsible Growth                      The Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Fund, Inc. -- Initial Shares                                  Administrative Class Shares
Janus Aspen Series
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Large Cap Growth Portfolio -- Service Shares
  Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

   As of December 31, 2006, the following portfolios were available but not shown on the statements due to not having had any activity since inception.

JPMorgan Insurance Trust
  JPMorgan Insurance Trust Diversified Equity Portfolio 1
  JPMorgan Insurance Trust Equity Index Portfolio 1
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


  (c) Unit Classes

   There are nine unit classes of Subaccounts based on the annuity contracts through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4(a) below. Form number NY1066 is no longer available for sale, although additional premium payments may still be accepted under the terms of the contract.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser periods ended December 31, 2007 were:

                                                                                Cost of     Proceeds
                                                                                 Shares       from
Fund/Portfolio                                                                  Acquired   Shares Sold
--------------                                                                 ----------- -----------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares................................ $   372,412 $  508,089
 AIM V.I. Capital Appreciation Fund -- Series I shares........................      86,667    176,025
 AIM V.I. Core Equity Fund -- Series I shares.................................      57,737    216,569
 AIM V.I. Global Real Estate Fund -- Series II shares.........................     692,402    219,198
 AIM V.I. International Growth Fund -- Series II shares.......................   7,800,959  3,654,936
 AIM V.I. Large Cap Growth Fund -- Series I shares............................      61,598     44,151
Alger American Fund
 Alger American Growth Portfolio -- Class O Shares............................       7,990    202,540
 Alger American Small Capitalization Portfolio -- Class O Shares..............      38,501    378,381
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B..............   2,776,631    136,162
 AllianceBernstein Global Technology Portfolio -- Class B.....................     149,126     62,067
 AllianceBernstein Growth and Income Portfolio -- Class B.....................   1,442,775  1,548,491
 AllianceBernstein International Value Portfolio -- Class B...................  19,223,006  7,996,300
 AllianceBernstein Large Cap Growth Portfolio -- Class B......................     203,063    499,941
 AllianceBernstein Small Cap Growth Portfolio -- Class B......................      82,417     45,760
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I...........................................     579,564    127,858
 VP International Fund -- Class I.............................................   5,089,598  3,814,861
 VP Ultra(R) Fund -- Class I..................................................      50,948    125,291
 VP Value Fund -- Class I.....................................................     757,977    634,106
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II.....................................   1,730,405  1,675,142
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III.................................     457,580     79,337
 BlackRock Global Allocation V.I. Fund -- Class III...........................  36,896,748  8,817,968
 BlackRock Large Cap Growth V.I. Fund -- Class III............................      85,855      3,313
 BlackRock Value Opportunities V.I. Fund -- Class III.........................     561,499    122,938
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A.....................     593,097    805,194
 Columbia Marsico International Opportunities Fund, Variable Series -- Class B   9,159,237  5,202,898

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                             Cost of     Proceeds
                                                                              Shares       from
Fund/Portfolio                                                               Acquired   Shares Sold
--------------                                                             ------------ -----------
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares $    116,460 $    63,646
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............    3,380,500   3,101,846
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....        7,780      35,039
DWS Variable Series II
 DWS Dreman High Return Equity VIP -- Class B Shares......................      399,753     201,873
 DWS Dreman Small Mid Cap Value VIP -- Class B Shares.....................      490,032     143,746
 DWS Technology VIP -- Class B Shares.....................................       15,319      44,459
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.............................................    8,200,543   2,769,121
 VT Worldwide Health Sciences Fund........................................      470,490     487,058
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2.......................................          214         724
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.....................       66,612     283,605
 Federated Capital Income Fund II.........................................       23,914     158,805
 Federated High Income Bond Fund II -- Primary Shares.....................       34,984     256,911
 Federated High Income Bond Fund II -- Service Shares.....................    2,716,109   1,192,248
 Federated Kaufmann Fund II -- Service Shares.............................    1,071,585     860,777
Fidelity(R) Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.........................       98,802      45,323
 VIP Asset Manager/SM/ Portfolio -- Service Class 2.......................      165,528     282,203
 VIP Balanced Portfolio -- Service Class 2................................    9,654,001   2,709,885
 VIP Contrafund(R) Portfolio -- Initial Class.............................      714,266   1,333,903
 VIP Contrafund(R) Portfolio -- Service Class 2...........................   22,513,781   7,187,873
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2............      215,058       8,998
 VIP Equity-Income Portfolio -- Initial Class.............................      189,971     811,731
 VIP Equity-Income Portfolio -- Service Class 2...........................    8,111,416   2,244,865
 VIP Growth & Income Portfolio -- Initial Class...........................       63,357     469,417
 VIP Growth & Income Portfolio -- Service Class 2.........................      518,597     603,962
 VIP Growth Opportunities Portfolio -- Initial Class......................       10,720     186,407
 VIP Growth Portfolio -- Initial Class....................................       69,752     417,989
 VIP Growth Portfolio -- Service Class 2..................................      179,260     402,659
 VIP Investment Grade Bond Portfolio -- Service Class 2...................    4,204,696     798,282
 VIP Mid Cap Portfolio -- Service Class 2.................................    5,471,215   3,224,893
 VIP Overseas Portfolio -- Initial Class..................................      111,299     314,084
 VIP Value Strategies Portfolio -- Service Class 2........................      215,541      31,713
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares........................  109,685,277  44,806,384
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..............    2,088,696   2,501,878
 Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares..    8,482,490     636,726
 Mutual Shares Securities Fund -- Class 2 Shares..........................    7,166,733   4,429,130
 Templeton Foreign Securities Fund -- Class 1 Shares......................        8,007      59,799
 Templeton Foreign Securities Fund -- Class 2 Shares......................    6,532,369   4,301,738
 Templeton Global Asset Allocation Fund -- Class 2 Shares.................      559,580     101,678
 Templeton Global Income Securities Fund -- Class 1 Shares................       18,062     117,505
 Templeton Growth Securities Fund -- Class 2 Shares.......................    1,938,987     255,465

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                   Cost of     Proceeds
                                                                    Shares       from
Fund/Portfolio                                                     Acquired   Shares Sold
--------------                                                   ------------ -----------
GE Investments Funds, Inc.
 Income Fund.................................................... $  5,484,952 $ 8,094,896
 International Equity Fund......................................      152,525     143,831
 Mid-Cap Equity Fund............................................    3,590,490   1,799,195
 Money Market Fund..............................................   20,691,095  18,720,495
 Premier Growth Equity Fund.....................................      229,831     884,277
 Real Estate Securities Fund....................................    2,156,225   1,021,784
 S&P 500(R) Index Fund..........................................    8,615,083   7,807,150
 Small-Cap Equity Fund..........................................    1,306,194     784,661
 Total Return Fund -- Class 1 Shares............................    6,310,435   4,502,487
 Total Return Fund -- Class 3 Shares............................  118,769,032  44,055,773
 U.S. Equity Fund...............................................      383,642   1,429,886
 Value Equity Fund..............................................      353,371     301,929
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund...........................       40,628     167,024
 Goldman Sachs Mid Cap Value Fund...............................      487,845   1,131,736
J.P. Morgan Series Trust II
 Bond Portfolio.................................................      407,930     295,313
 International Equity Portfolio.................................      212,682      93,726
 Mid Cap Value Portfolio........................................      605,788     618,299
 Small Company Portfolio........................................       43,684      81,971
 U.S. Large Cap Core Equity Portfolio...........................        5,815      14,084
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares.....................      115,361     980,354
 Balanced Portfolio -- Service Shares...........................    3,495,159   1,378,197
 Flexible Bond Portfolio -- Institutional Shares................       15,755     101,405
 Forty Portfolio -- Institutional Shares........................       39,252   1,081,262
 Forty Portfolio -- Service Shares..............................    6,127,676   3,294,123
 Global Life Sciences Portfolio -- Service Shares...............        2,524      71,841
 Global Technology Portfolio -- Service Shares..................          204      25,627
 International Growth Portfolio -- Institutional Shares.........      203,447     814,915
 International Growth Portfolio -- Service Shares...............        6,553     127,522
 Large Cap Growth Portfolio -- Institutional Shares.............       23,121     718,586
 Large Cap Growth Portfolio -- Service Shares...................       74,365     123,261
 Mid Cap Growth Portfolio -- Institutional Shares...............       51,307   1,024,292
 Mid Cap Growth Portfolio -- Service Shares.....................        2,910     149,956
 Worldwide Growth Portfolio -- Institutional Shares.............       22,251     447,818
 Worldwide Growth Portfolio -- Service Shares...................       16,999     156,986
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Balanced Portfolio 1..................       57,334      15,990
 JPMorgan Insurance Trust Core Bond Portfolio 1.................    4,727,204   4,045,530
 JPMorgan Insurance Trust Diversified Equity Portfolio 1........    1,158,916     412,794
 JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1       59,435      18,722
 JPMorgan Insurance Trust Equity Index Portfolio 1..............      840,475     306,862
 JPMorgan Insurance Trust Government Bond Portfolio 1...........    4,582,332   4,062,784
 JPMorgan Insurance Trust Intrepid Growth Portfolio 1...........    1,360,317     538,855
 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1..........    1,160,222     413,486

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                             Cost of     Proceeds
                                                                              Shares       from
Fund/Portfolio                                                               Acquired   Shares Sold
--------------                                                              ----------- -----------
Legg Mason Partners Variable Equity Trust
 Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II...... $   104,912 $    79,046
 Legg Mason Partners Variable Capital and Income Portfolio -- Class I......     269,367     271,383
 Legg Mason Partners Variable Capital and Income Portfolio -- Class II.....   1,439,856     992,267
 Legg Mason Partners Variable Fundamental Value Portfolio -- Class I.......   1,430,518   1,364,223
 Legg Mason Partners Variable Investors Portfolio -- Class I...............       4,383     161,707
Legg Mason Partners Variable Income Trust
 Legg Mason Partners Variable Strategic Bond Portfolio -- Class I..........       9,351     132,861
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............     144,242     388,052
 MFS(R) Investors Trust Series -- Service Class Shares.....................     323,455     512,145
 MFS(R) New Discovery Series -- Service Class Shares.......................     114,490     159,151
 MFS(R) Strategic Income Series -- Service Class Shares....................     214,102     119,876
 MFS(R) Total Return Series -- Service Class Shares........................   9,656,919   4,123,382
 MFS(R) Utilities Series -- Service Class Shares...........................   1,623,999     972,880
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio............................................       9,671      72,360
 Old Mutual Large Cap Growth Portfolio.....................................         914     129,831
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA..............................................     148,089     279,697
 Oppenheimer Balanced Fund/VA -- Service Shares............................   5,745,950   1,916,178
 Oppenheimer Capital Appreciation Fund/VA..................................      21,212     528,637
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................   1,486,821   2,132,935
 Oppenheimer Core Bond Fund/VA.............................................     151,615     517,545
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   3,452,710   1,479,376
 Oppenheimer High Income Fund/VA...........................................      52,577     294,220
 Oppenheimer Main Street Fund/VA -- Service Shares.........................   7,487,525  10,605,404
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   5,459,559   2,019,595
 Oppenheimer MidCap Fund/VA................................................      59,975     227,055
 Oppenheimer MidCap Fund/VA -- Service Shares..............................      41,048      59,907
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares...............................     524,678      74,764
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares      21,941      19,950
 High Yield Portfolio -- Administrative Class Shares.......................   3,922,960   4,838,758
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   6,636,950   4,022,152
 Low Duration Portfolio -- Administrative Class Shares.....................  31,581,846   7,625,822
 Total Return Portfolio -- Administrative Class Shares.....................  16,686,611  16,749,247
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio -- Class II................................   8,013,743   5,782,904
 Jennison Portfolio -- Class II............................................         839       3,650
 Natural Resources Portfolio -- Class II...................................   2,892,972   1,116,863
Rydex Variable Trust
 OTC Fund..................................................................      33,133      85,859
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio -- Class II Shares............................   1,179,719     223,097
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.....................................   6,872,741   2,482,031
 Strategic Growth Portfolio -- Class II Shares.............................     404,470     217,830
XTF Advisors Trust
 ETF 60 Portfolio -- Class II Shares.......................................   1,509,425     126,646

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


(4)Related Party Transactions

  (a) Genworth Life Insurance Company of New York

   Net premium payments transferred from Guarantee Account to the Separate Account represent gross premium payments recorded by GLICNY on its flexible variable deferred and immediate annuity contracts, less deductions for any applicable premium taxes.

   Some contracts permit contract owners to elect to allocate premium payments to a Guarantee Account that is part of the general account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time for each amount allocated (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GLICNY assumes, as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net amount asset value. Footnote 6 demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

  (c) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly NASD, Inc. CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

  (d) Bonus Credit

   For Type IV and V unit contracts, transfers from the General Account for payments by GLICNY in the form of bonus credits include approximately $1.7 million and $.3 million for the periods ended December 31, 2007 and 2006.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2007 and 2006 are reflected in the Statements of Changes in Net Assets.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


(6)Financial Highlights

   GLICNY offers several variable annuity products with Subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2007, 2006, 2005, 2004 and 2003 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for Subaccounts that had outstanding units as of December 31, 2007 and were available to contract owners during 2007.

                                                     Net Assets      Expenses as a  Investment
                                                -------------------- % of Average     Income          Total
                                         Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                        ------- -------------- ----- -------------- ---------- -------------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II
   shares
   2007................................ 147,454 16.29 to  9.96 2,313 1.45% to 1.95%    0.38%   (0.11)% to  (0.37)%
   2006................................ 160,952 16.31 to 11.40 2,545 1.45% to 2.10%    0.41%    11.31% to   10.58%
   2005................................ 157,878 14.65 to 10.32 2,250 1.45% to 1.85%    0.52%     3.90% to    3.23%
   2004................................ 129,238 14.10 to 11.83 1,795 1.45% to 1.80%    0.00%     9.23% to    8.84%
   2003................................  28,340 12.91 to 12.88   366 1.45% to 1.80%    0.00%    29.08% to   28.77%
 AIM V.I. Capital Appreciation Fund --
   Series I shares
   2007................................  75,762 11.07 to 12.07   885 1.45% to 1.80%    0.00%    10.38% to    9.99%
   2006................................  82,704 10.03 to 11.15   872 1.45% to 2.10%    0.07%     4.76% to    4.07%
   2005................................  44,586 11.84 to  9.48   446 1.45% to 1.80%    0.07%     7.26% to    6.88%
   2004................................  45,342  9.89 to  8.86   423 1.45% to 1.80%    0.00%     5.08% to    4.71%
   2003................................  32,160  9.43 to  8.45   288 1.45% to 1.80%    0.00%    27.64% to   27.19%
 AIM V.I. Core Equity Fund -- Series I
   shares
   2007................................  76,482 11.52 to 11.44   880 1.45% to 1.85%    1.02%     6.54% to    6.11%
   2006................................  89,539 10.81 to 10.74   967 1.45% to 2.45%    0.56%     8.10% to    7.36%
   2005................................ 109,225  9.33 to  8.25   940 1.45% to 1.80%    0.79%     4.13% to    3.76%
   2004................................ 125,234  8.98 to  7.94 1,037 1.45% to 1.80%    0.45%     4.24% to    3.87%
   2003................................ 138,016  8.63 to  7.64 1,092 1.45% to 1.80%    0.34%    23.27% to   22.83%
 AIM V.I. Global Real Estate Fund --
   Series II shares
   2007................................  42,225 14.96 to 11.71   577 1.45% to 2.20%    9.23%   (7.14)% to  (7.85)%
   2006................................  16,378 16.11 to 14.46   263 1.45% to 1.85%    2.58%    40.18% to   39.61%
   2005................................   3,389 11.49 to 11.48    39 1.45% to 1.60%    2.77%    14.89% to   14.78%
 AIM V.I. International Growth Fund --
   Series II shares
   2007................................ 533,253  9.65 to 10.34 7,486 1.15% to 2.55%    0.53%     (60.83)% to 5.07%
   2006................................ 204,571 15.54 to 14.22 2,783 1.45% to 2.10%    1.76%    26.03% to   25.20%
   2005................................  51,153 12.33 to 11.37   627 1.45% to 1.85%    0.94%    16.00% to   13.71%
   2004................................   9,724 10.63 to 10.63   103 1.45% to 1.45%    0.00%     6.29% to    6.29%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets       Expenses as a  Investment
                                                 --------------------- % of Average     Income          Total
                                         Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                       --------- -------------- ------ -------------- ---------- --------------------
 AIM V.I. Large Cap Growth Fund --
   Series I shares
   2007...............................    22,488 11.63 to 11.60    261 1.45% to 1.60%    0.04%     13.96% to   13.78%
   2006...............................    20,850 10.20 to 10.15    213 1.45% to 2.20%    0.17%      2.03% to    1.51%
   2005...............................    21,122 12.58 to 12.52    265 1.45% to 1.60%    0.67%      2.00% to    1.85%
   2004...............................    16,122 12.34 to 12.29    198 1.45% to 1.60%    0.17%      3.16% to    3.00%
   2003...............................     4,943 11.96 to 11.94     59 1.45% to 1.60%    0.00%     23.33% to   23.14%
Alger American Fund
 Alger American Growth Portfolio --
   Class O Shares
   2007...............................    35,657 13.23 to 13.23    472 1.40% to 1.40%    0.35%     18.26% to   18.26%
   2006...............................    51,334 11.19 to 11.19    575 1.40% to 1.40%    0.13%      3.68% to    3.68%
   2005...............................    64,903 10.79 to 10.79    701 1.40% to 1.40%    0.23%     10.47% to   10.47%
   2004...............................    72,967  9.77 to  9.77    713 1.40% to 1.40%    0.00%      4.02% to    4.02%
   2003...............................    91,917  9.39 to  9.39    863 1.40% to 1.40%    0.00%     33.27% to   33.27%
 Alger American Small Capitalization
   Portfolio -- Class O Shares
   2007...............................    40,688 13.49 to 13.49    549 1.40% to 1.40%    0.00%     15.59% to   15.59%
   2006...............................    66,572 11.67 to 11.67    777 1.40% to 1.40%    0.00%     18.34% to   18.34%
   2005...............................    82,007  9.86 to  9.86    809 1.40% to 1.40%    0.00%     15.25% to   15.25%
   2004...............................    93,792  8.56 to  8.56    803 1.40% to 1.40%    0.00%     14.94% to   14.94%
   2003...............................   102,876  7.45 to  7.45    766 1.40% to 1.40%    0.00%     40.36% to   40.36%
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced Wealth
   Strategy Portfolio -- Class B
   2007...............................   264,400 10.19 to 10.16  2,686 1.45% to 2.45%    0.00%      5.98% to    4.59%
 AllianceBernstein Global Technology
   Portfolio -- Class B
   2007...............................    36,791 17.60 to 17.31    642 1.45% to 1.80%    0.00%     18.15% to   17.73%
   2006...............................    31,707 14.90 to 11.13    470 1.45% to 2.10%    0.00%      6.81% to    6.11%
   2005...............................    23,391 13.95 to 11.04    322 1.45% to 1.80%    0.00%      2.15% to    1.79%
   2004...............................    23,665 13.65 to 10.84    322 1.45% to 1.80%    0.00%      3.56% to    3.20%
   2003...............................    14,495 13.18 to 13.15    191 1.45% to 1.80%    0.00%     31.83% to   31.51%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2007...............................   715,181 16.60 to 12.01  9,232 1.40% to 2.10%    1.52%      3.39% to    2.65%
   2006...............................   755,540 16.05 to 11.71  9,463 1.40% to 2.10%    1.14%     15.35% to   14.53%
   2005...............................   739,428 13.92 to 10.23  8,040 1.40% to 1.85%    1.24%      3.14% to    2.31%
   2004...............................   656,846 13.49 to 10.09  6,931 1.40% to 1.80%    0.74%      9.66% to    9.22%
   2003...............................   475,881 12.30 to  9.22  4,562 1.40% to 1.80%    0.78%     30.27% to   23.04%
 AllianceBernstein International Value
   Portfolio -- Class B
   2007............................... 1,300,461  9.52 to  9.83 17,245 1.15% to 2.55%    2.26%   (83.43)% to  (2.59)%
   2006...............................   441,968 16.12 to 15.05  6,154 1.45% to 2.10%    1.18%     33.17% to   32.29%
   2005...............................    80,349 12.10 to 11.39    966 1.45% to 1.85%    1.01%     14.84% to   13.91%
   2004...............................     3,222 10.54 to 10.54     34 1.60% to 1.60%    0.00%      5.38% to    5.38%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets      Expenses as a  Investment
                                                 -------------------- % of Average     Income          Total
                                          Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                         ------- -------------- ----- -------------- ---------- --------------------
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B
   2007................................. 224,757  9.71 to 11.99 2,366 1.45% to 1.85%    0.00%     11.96% to   11.50%
   2006................................. 249,614  8.68 to 10.72 2,364 1.45% to 2.10%    0.00%    (2.08)% to  (2.72)%
   2005................................. 249,721 12.65 to  8.78 2,387 1.45% to 1.85%    0.00%     13.18% to   10.30%
   2004................................. 188,211 11.21 to  7.77 1,624 1.45% to 1.80%    0.00%      6.77% to    6.40%
   2003................................. 144,699  8.66 to  7.29 1,169 1.45% to 1.80%    0.00%     21.58% to   21.15%
 AllianceBernstein Small Cap Growth
   Portfolio -- Class B
   2007.................................  12,340 13.09 to 13.85   165 1.45% to 1.80%    0.00%     12.04% to   11.64%
   2006.................................   9,706 11.68 to 12.40   116 1.45% to 1.80%    0.00%      8.91% to    8.52%
   2005.................................  10,475 11.52 to 10.63   117 1.45% to 1.65%    0.00%      3.34% to    3.13%
   2004.................................  10,472 11.16 to 10.30   114 1.45% to 1.65%    0.00%     12.73% to   12.50%
   2003.................................  13,236  9.92 to  9.16   128 1.45% to 1.65%    0.00%     46.52% to   46.22%
American Century Variable Portfolios,
  Inc.
 VP Income & Growth Fund -- Class I
   2007.................................  54,786 16.37 to 11.36   885 1.45% to 1.85%    1.28%   (1.52)% to   (1.93)%
   2006.................................  28,453 16.62 to 11.58   465 1.45% to 1.85%    1.77%     15.39% to   14.93%
   2005.................................  21,185 14.41 to 14.33   304 1.45% to 1.60%    1.86%      3.12% to    2.96%
   2004.................................  11,847 13.92 to 13.92   165 1.60% to 1.60%    1.37%     11.19% to   11.19%
   2003.................................   8,523 12.52 to 12.52   107 1.60% to 1.60%    0.00%     27.28% to   27.28%
 VP International Fund -- Class I
   2007................................. 190,697 21.64 to 12.42 2,771 1.45% to 2.20%    0.54%     16.34% to   15.45%
   2006.................................  86,714 18.60 to 13.83 1,199 1.45% to 1.85%    1.15%     23.22% to   22.72%
   2005.................................  13,711 15.10 to 14.92   206 1.45% to 1.80%    1.02%     11.62% to   11.22%
   2004.................................   9,080 13.53 to 13.48   122 1.45% to 1.60%    0.21%     13.09% to    0.00%
   2003.................................   2,047 11.92 to 11.92    24 1.60% to 1.60%    0.00%     22.52% to   22.52%
 VP Ultra(R) Fund -- Class I
   2007.................................  58,491 14.80 to 11.58   856 1.45% to 1.85%    0.00%     19.25% to   18.77%
   2006.................................  62,792 12.41 to  9.75   771 1.45% to 1.85%    0.00%    (4.67)% to  (5.06)%
   2005.................................  55,072 13.02 to 12.87   714 1.45% to 1.80%    0.00%      0.69% to    0.33%
   2004.................................  31,229 12.93 to 12.83   403 1.45% to 1.80%    0.00%      8.91% to    0.00%
   2003.................................   1,564 11.83 to 11.80    19 1.60% to 1.80%    0.00%     22.90% to   22.65%
 VP Value Fund -- Class I
   2007................................. 113,695 16.11 to  9.28 1,810 1.45% to 1.95%    6.70%    (6.52)% to  (7.19)%
   2006................................. 118,643 17.23 to 11.79 1,986 1.45% to 1.85%    5.66%     16.94% to   16.46%
   2005................................. 108,625 14.73 to 14.56 1,593 1.45% to 1.80%    6.17%      3.52% to    3.15%
   2004.................................  89,951 14.23 to 14.18 1,276 1.45% to 1.60%    0.92%     12.68% to   12.50%
   2003.................................  64,086 12.63 to 12.61   808 1.45% to 1.60%    0.84%     27.09% to   26.90%
American Century Variable Portfolios II,
  Inc.
 VP Inflation Protection Fund -- Class
   II
   2007.................................  92,682 10.76 to 10.74   994 1.45% to 2.10%    4.61%      7.92% to    7.20%
   2006.................................  91,275  9.97 to 10.02   914 1.45% to 2.10%    3.30%      0.11% to  (0.55)%
   2005.................................  28,111 10.09 to  9.94   280 1.45% to 1.85%    2.81%      0.87% to  (0.57)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                     Net Assets       Expenses as a  Investment
                                                --------------------- % of Average     Income           Total
                                        Units     Unit Value    000s  Net Assets(1)   Ratio(2)        Return(3)
                                      --------- -------------- ------ -------------- ---------- ---------------------
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund
   -- Class III
   2007..............................    57,948 13.19 to 12.21    760 1.45% to 1.85%    2.55%      0.05% to   (0.36)%
   2006..............................    41,198 13.18 to 12.21    540 1.45% to 2.10%    3.60%      19.84% to   19.05%
   2005..............................    26,777 11.00 to 10.96    294 1.45% to 1.70%    0.29%       1.14% to    0.88%
   2004..............................     7,940 10.88 to 10.86     87 1.45% to 1.70%    1.91%       8.78% to    8.60%
 BlackRock Global Allocation V.I.
   Fund -- Class III
   2007.............................. 2,725,305 14.61 to 10.93 32,466 1.45% to 2.55%    6.21%   (15.41)% to    14.10%
   2006..............................   414,919 12.69 to 12.23  4,553 1.45% to 2.10%   10.37%      14.72% to   13.97%
   2005..............................     9,926 11.07 to 11.05    110 1.45% to 1.70%    0.00%      10.65% to   10.46%
 BlackRock Large Cap Growth V.I.
   Fund -- Class III
   2007..............................    13,280 13.27 to 13.10    175 1.45% to 1.80%    0.08%       6.49% to    6.11%
   2006..............................     6,933 12.46 to 10.92     86 1.45% to 2.10%    0.06%       5.33% to    4.64%
   2005..............................     4,815 11.83 to 11.80     57 1.45% to 1.60%    0.00%       8.87% to    8.71%
   2004..............................     2,808 10.85 to 10.85     30 1.60% to 1.60%    0.20%       8.53% to    8.53%
 BlackRock Value Opportunities V.I.
   Fund -- Class III
   2007..............................    38,767 13.12 to 11.45    506 1.45% to 1.85%    5.09%     (2.59)% to  (2.98)%
   2006..............................    38,058 13.47 to 11.76    510 1.45% to 2.10%   40.95%      10.65% to    9.93%
   2005..............................    30,315 12.17 to 10.71    367 1.45% to 1.85%    1.01%       8.52% to    7.06%
   2004..............................     6,600 11.22 to 11.21     74 1.45% to 1.60%   18.24%       12.17% to  12.05%
Columbia Funds Variable Insurance
  Trust I
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2007..............................   264,582 17.65 to 12.39  4,485 1.45% to 2.10%    0.08%      15.76% to   15.00%
   2006..............................   274,884 15.25 to 10.78  4,019 1.45% to 2.10%    0.00%       4.56% to    3.87%
   2005..............................   236,234 14.58 to 10.39  3,342 1.45% to 1.85%    0.00%       5.89% to    3.86%
   2004..............................   135,142 13.77 to 11.58  1,823 1.45% to 1.80%    0.00%      11.40% to    0.00%
   2003..............................    48,973 12.36 to 12.35    605 1.45% to 1.65%    0.00%      23.62% to   23.45%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2007..............................   651,295  9.64 to 11.29 11,990 1.15% to 2.55%    1.88%    (62.57)% to   19.81%
   2006..............................   370,335 22.01 to 14.62  6,741 1.45% to 2.10%    1.27%      21.44% to   20.64%
   2005..............................   219,663 18.12 to 12.13  3,904 1.45% to 1.85%    1.07%      21.30% to   17.38%
   2004..............................   147,137 15.39 to 12.48  2,231 1.45% to 1.80%    0.52%      14.90% to   14.50%
   2003..............................    54,373 13.39 to 13.36    728 1.45% to 1.80%    0.01%      33.90% to   33.59%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income          Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                       ------- -------------- ----- -------------- ---------- -------------------
Dreyfus
 Dreyfus Investment Portfolios --
   MidCap Stock Portfolio -- Initial
   Shares
   2007...............................  11,484 16.32 to 16.01   187 1.45% to 1.80%    2.46%     0.02% to  (0.34)%
   2006...............................   9,566 16.32 to 10.89   156 1.45% to 1.85%    4.97%     6.19% to    5.76%
   2005...............................   5,912 15.36 to 15.29    91 1.45% to 1.60%    0.03%     7.59% to    7.43%
   2004...............................   5,051 14.28 to 14.23    72 1.45% to 1.60%    0.53%    12.82% to   12.64%
   2003...............................   2,461 12.66 to 12.63    31 1.45% to 1.60%    0.43%    29.82% to   29.62%
 Dreyfus Variable Investment Fund --
   Money Market Portfolio
   2007............................... 104,014 10.57 to 10.63 1,091 1.45% to 1.85%    4.69%     3.31% to    2.88%
   2006...............................  79,760 10.23 to 10.33   812 1.45% to 1.85%    4.52%     3.08% to    2.67%
   2005...............................  67,367  9.93 to  9.81   665 1.45% to 1.80%    2.67%     1.18% to    0.82%
   2004...............................  77,640  9.81 to  9.73   759 1.45% to 1.80%    0.63%     0.00% to  (1.05)%
   2003...............................   1,024  9.90 to  9.88    10 1.45% to 1.60%    0.35%   (0.93)% to  (1.08)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2007...............................  36,226  9.16 to  9.04   364 1.45% to 1.65%    0.52%     6.21% to    6.00%
   2006...............................  38,664  8.63 to 10.83   365 1.45% to 1.85%    0.10%     7.62% to    7.19%
   2005...............................  34,983  9.35 to  7.94   310 1.45% to 1.65%    0.00%     2.12% to    1.91%
   2004...............................  31,059  9.17 to  7.79   268 1.45% to 1.65%    0.60%     4.67% to    4.46%
   2003...............................  15,074  8.77 to  7.46   116 1.45% to 1.65%    0.15%    24.18% to   23.93%
DWS Variable Series II
 DWS Dreman High Return Equity VIP
   -- Class B Shares
   2007...............................  63,919 16.60 to 16.29 1,057 1.45% to 1.80%    1.05%   (3.61)% to  (3.96)%
   2006...............................  54,725 17.22 to 11.91   938 1.45% to 1.85%    1.26%    16.50% to   16.03%
   2005...............................  40,696 14.78 to 14.71   599 1.45% to 1.60%    1.31%     5.96% to    5.80%
   2004...............................  33,493 13.95 to 13.90   466 1.45% to 1.60%    1.10%    11.98% to   11.81%
   2003...............................  22,204 12.46 to 12.44   276 1.45% to 1.60%    1.48%    29.58% to   29.38%
 DWS Dreman Small Mid Cap Value VIP
   -- Class B Shares
   2007...............................  59,173 22.32 to 21.91 1,312 1.45% to 1.80%    3.81%     1.17% to    0.81%
   2006...............................  50,721 22.07 to 12.67 1,113 1.45% to 1.85%    0.41%    22.79% to   22.29%
   2005...............................  30,157 17.97 to 17.76   540 1.45% to 1.80%    0.31%     8.19% to    7.81%
   2004...............................  20,944 16.61 to 16.47   347 1.45% to 1.80%    0.28%    23.70% to   23.27%
   2003...............................   3,817 13.43 to 13.36    52 1.45% to 1.80%    0.00%    39.60% to   39.10%
 DWS Technology VIP -- Class B
   Shares
   2007...............................  11,822 16.94 to 16.63   199 1.45% to 1.80%    0.00%    12.18% to   11.78%
   2006...............................  13,491 15.10 to 10.25   203 1.45% to 1.85%    0.00%   (1.02)% to  (1.42)%
   2005...............................  11,652 15.26 to 15.08   178 1.45% to 1.80%    0.10%     1.77% to    1.41%
   2004...............................   7,514 14.99 to 14.87   112 1.45% to 1.80%    0.00%     0.01% to  (0.35)%
   2003...............................   3,691 14.99 to 14.92    55 1.45% to 1.80%    0.00%    44.07% to   43.56%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                   Net Assets       Expenses as a  Investment
                                              --------------------- % of Average     Income          Total
                                      Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                    --------- -------------- ------ -------------- ---------- --------------------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2007............................ 1,294,362 10.02 to  9.77 13,805 1.15% to 2.55%    5.89%      3.46% to  (3.46)%
   2006............................   815,961 10.91 to 10.43  8,850 1.45% to 2.10%    5.81%      3.98% to    3.29%
   2005............................   727,191 10.50 to 10.33  7,593 1.45% to 1.80%    4.06%      2.36% to    2.00%
   2004............................   548,039 10.25 to 10.12  5,599 1.45% to 1.80%    2.76%      1.34% to    0.98%
   2003............................   116,521 10.12 to 10.07  1,178 1.45% to 1.80%    1.64%      1.47% to    1.11%
 VT Worldwide Health Sciences
   Fund
   2007............................   149,174 15.18 to 14.89  2,220 1.45% to 1.80%    0.00%      4.62% to    4.25%
   2006............................   149,625 14.50 to 10.44  2,124 1.45% to 2.10%    0.00%    (1.45)% to  (2.10)%
   2005............................    77,332 14.72 to 11.78  1,118 1.45% to 1.80%    0.00%      5.48% to    5.11%
   2004............................    58,737 13.95 to 11.20    803 1.45% to 1.80%    0.00%      4.70% to    4.33%
   2003............................    20,729 13.33 to 13.27    276 1.45% to 1.80%    0.00%     28.09% to   27.64%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund --
   Class 2
   2007............................     3,499 12.44 to 12.33     43 1.45% to 1.70%    0.28%     10.11% to    9.83%
   2006............................     3,497 11.30 to 10.72     39 1.45% to 2.10%    0.00%      4.17% to    3.49%
   2005............................     1,486 10.85 to 10.80     17 1.45% to 1.70%    0.00%      2.07% to    1.81%
Federated Insurance Series
 Federated American Leaders Fund II
   -- Primary Shares
   2007............................    20,560 11.95 to 11.95    246 1.40% to 1.40%    3.06%   (10.93)% to (10.93)%
   2006............................    41,427 13.42 to 13.42    556 1.40% to 1.40%    2.44%     15.18% to   15.18%
   2005............................    56,133 11.65 to 11.65    654 1.40% to 1.40%    1.54%      3.56% to    3.56%
   2004............................    63,965 11.25 to 11.25    719 1.40% to 1.40%    1.41%      8.24% to    8.24%
   2003............................    64,306 10.39 to 10.39    668 1.40% to 1.40%    1.56%     25.91% to   25.91%
 Federated Capital Income Fund II
   2007............................    22,066  9.92 to  9.92    219 1.40% to 1.40%    5.95%      2.57% to    2.57%
   2006............................    37,074  9.67 to  9.67    359 1.40% to 1.40%    6.00%     14.03% to   14.03%
   2005............................    44,491  8.48 to  8.48    377 1.40% to 1.40%    5.50%      4.80% to    4.80%
   2004............................    58,257  8.09 to  8.09    471 1.40% to 1.40%    4.40%      8.38% to    8.38%
   2003............................    59,546  7.47 to  7.47    445 1.40% to 1.40%    6.45%     18.99% to   18.99%
 Federated High Income Bond
   Fund II -- Primary Shares
   2007............................    20,369 12.95 to 12.95    264 1.40% to 1.40%    8.33%      1.97% to    1.97%
   2006............................    39,819 12.70 to 12.70    506 1.40% to 1.40%    7.91%      9.26% to    9.26%
   2005............................    37,407 11.62 to 11.62    435 1.40% to 1.40%    8.36%      1.23% to    1.23%
   2004............................    34,885 11.48 to 11.48    401 1.40% to 1.40%    7.21%      8.91% to    8.91%
   2003............................    42,992 10.54 to 10.54    453 1.40% to 1.40%    7.69%     20.51% to   20.51%
 Federated High Income Bond
   Fund II -- Service Shares
   2007............................   594,397 13.94 to 10.97  8,284 1.45% to 2.10%    7.26%      1.68% to    1.01%
   2006............................   517,591 13.71 to 10.86  7,095 1.45% to 2.10%    7.69%      8.97% to    8.25%
   2005............................   369,658 12.81 to 10.05  4,658 1.45% to 1.85%    6.59%      0.79% to    0.44%
   2004............................   178,884 12.73 to 11.06  2,243 1.45% to 1.80%    6.04%      8.56% to    8.18%
   2003............................   115,982 11.75 to 11.44  1,344 1.45% to 1.80%    6.55%     20.03% to   19.60%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Net Assets       Expenses as a  Investment
                                                  --------------------- % of Average     Income          Total
                                          Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                        --------- -------------- ------ -------------- ---------- --------------------
 Federated Kaufmann Fund II --
   Service Shares
   2007................................   199,236 22.03 to 21.67  4,211 1.45% to 1.80%    1.68%     18.87% to   18.45%
   2006................................   196,003 18.54 to 12.00  3,466 1.45% to 2.10%    0.58%     12.94% to   12.20%
   2005................................   169,389 16.41 to 12.63  2,662 1.45% to 1.80%    0.00%      9.27% to    8.89%
   2004................................   117,009 15.02 to 11.59  1,715 1.45% to 1.80%    0.00%     12.82% to   12.42%
   2003................................    30,395 13.31 to 13.28    404 1.45% to 1.80%    0.00%     33.13% to   32.81%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2007................................    25,274 13.73 to 13.73    347 1.40% to 1.40%    6.49%     13.88% to   13.88%
   2006................................    23,134 12.06 to 12.06    279 1.40% to 1.40%    2.81%      5.82% to    5.82%
   2005................................    26,984 11.40 to 11.40    307 1.40% to 1.40%    2.79%      2.59% to    2.59%
   2004................................    28,918 11.11 to 11.11    321 1.40% to 1.40%    2.59%      3.99% to    3.99%
   2003................................    29,599 10.68 to 10.68    316 1.40% to 1.40%    3.81%     16.33% to   16.33%
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2007................................    88,970 12.70 to 12.12  1,092 1.45% to 1.85%    5.68%     13.50% to   13.03%
   2006................................   105,495 11.19 to 10.68  1,146 1.45% to 2.10%    2.33%      5.59% to    4.89%
   2005................................    67,242 10.60 to 10.19    698 1.45% to 2.10%    0.33%      2.28% to    1.87%
   2004................................     1,649 10.36 to 10.35     17 1.45% to 1.60%    0.00%      3.63% to    3.52%
 VIP Balanced Portfolio -- Service
   Class 2
   2007................................   734,604 11.17 to 10.05  8,065 1.45% to 2.55%    3.79%     10.61% to    0.71%
   2006................................   108,030 10.43 to 10.36  1,122 1.45% to 2.45%    0.00%      4.30% to    3.60%
 VIP Contrafund(R) Portfolio -- Initial
   Class
   2007................................   120,994 20.02 to 20.02  2,423 1.40% to 1.40%    4.58%     15.94% to   15.94%
   2006................................   185,766 17.27 to 17.27  3,208 1.40% to 1.40%    1.28%     10.16% to   10.16%
   2005................................   216,686 15.68 to 15.68  3,397 1.40% to 1.40%    0.30%     15.31% to   15.31%
   2004................................   211,508 13.60 to 13.60  2,876 1.40% to 1.40%    0.34%     13.86% to   13.86%
   2003................................   230,813 11.94 to 11.94  2,756 1.40% to 1.40%    0.49%     26.67% to   26.67%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2007................................ 2,178,605  9.80 to 10.97 36,516 1.15% to 2.55%    6.02%   (34.76)% to   14.76%
   2006................................ 1,669,583 15.22 to 11.89 25,289 1.45% to 2.10%    1.07%      9.82% to    9.10%
   2005................................ 1,223,385 14.41 to 13.72 17,192 1.45% to 1.80%    0.10%     14.96% to   14.55%
   2004................................   518,404 12.55 to 11.96  6,394 1.45% to 1.80%    0.15%     13.49% to   13.09%
   2003................................   229,971 11.08 to 10.57  2,509 1.45% to 1.80%    0.22%     26.34% to   25.89%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2007................................    23,726 16.59 to 16.31    390 1.45% to 1.80%    6.24%      5.17% to    4.80%
   2006................................    13,774 15.77 to 12.36    216 1.45% to 2.10%    0.26%     12.17% to   11.43%
   2005................................    11,160 14.06 to 12.65    157 1.45% to 1.70%    0.00%     18.93% to   18.63%
   2004................................       624 11.82 to 10.67      8 1.45% to 1.70%    0.00%      0.00% to  (0.44)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets       Expenses as a  Investment
                                                 --------------------- % of Average     Income          Total
                                         Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                       --------- -------------- ------ -------------- ---------- -------------------
 VIP Equity-Income Portfolio --
   Initial Class
   2007...............................    78,815 15.21 to 15.21  1,199 1.40% to 1.40%    1.95%       0.10% to  0.10%
   2006...............................   124,294 15.19 to 15.19  1,888 1.40% to 1.40%    4.53%      18.52% to 18.52%
   2005...............................   172,214 12.82 to 12.82  2,208 1.40% to 1.40%    2.06%       4.39% to  4.39%
   2004...............................   187,385 12.28 to 12.28  2,301 1.40% to 1.40%    1.56%       9.97% to  9.97%
   2003...............................   197,885 11.17 to 11.17  2,210 1.40% to 1.40%    1.82%      28.51% to 28.51%
 VIP Equity-Income Portfolio --
   Service Class 2
   2007............................... 1,070,884  9.64 to  9.38 13,459 1.15% to 2.55%    2.64%   (45.31)% to (9.14)%
   2006...............................   669,782 13.03 to 12.16  8,918 1.45% to 2.10%    4.24%      18.20% to 17.42%
   2005...............................   651,537 12.49 to 10.36  7,340 1.45% to 1.85%    1.75%       4.04% to  3.65%
   2004...............................   569,801 12.04 to 10.52  6,164 1.45% to 1.80%    1.15%       9.62% to  9.23%
   2003...............................   338,487 10.05 to  9.62  3,328 1.45% to 1.80%    0.98%      28.14% to  7.69%
 VIP Growth & Income Portfolio --
   Initial Class
   2007...............................    41,008 13.71 to 13.71    562 1.40% to 1.40%    4.94%     10.55% to  10.55%
   2006...............................    74,507 12.40 to 12.40    924 1.40% to 1.40%    0.96%     11.60% to  11.60%
   2005...............................    96,118 11.11 to 11.11  1,068 1.40% to 1.40%    1.52%      6.13% to   6.13%
   2004...............................   108,648 10.47 to 10.47  1,138 1.40% to 1.40%    0.90%      4.31% to   4.31%
   2003...............................   116,496 10.04 to 10.04  1,169 1.40% to 1.40%    1.18%     22.05% to  22.05%
 VIP Growth & Income Portfolio --
   Service Class 2
   2007...............................   278,837 12.76 to 13.12  3,625 1.45% to 1.80%    4.09%     10.23% to   9.83%
   2006...............................   296,700 11.58 to 11.93  3,505 1.45% to 2.10%    0.70%     11.22% to  10.49%
   2005...............................   305,237 11.57 to 10.31  3,242 1.45% to 1.80%    1.22%      5.85% to   5.47%
   2004...............................   260,302 10.96 to  9.76  2,615 1.45% to 1.80%    0.56%      3.99% to   3.62%
   2003...............................   127,353  9.89 to  9.41  1,224 1.45% to 1.80%    0.85%     21.66% to  21.22%
 VIP Growth Opportunities Portfolio
   -- Initial Class
   2007...............................    30,097 11.00 to 11.00    331 1.40% to 1.40%    0.00%     21.45% to  21.45%
   2006...............................    46,104  9.06 to  9.06    418 1.40% to 1.40%    0.74%      3.98% to   3.98%
   2005...............................    60,379  8.71 to  8.71    526 1.40% to 1.40%    0.93%      7.37% to   7.37%
   2004...............................    69,551  8.11 to  8.11    564 1.40% to 1.40%    0.56%      5.69% to   5.69%
   2003...............................    91,860  7.68 to  7.68    705 1.40% to 1.40%    0.78%     28.06% to  28.06%
 VIP Growth Portfolio -- Initial Class
   2007...............................    73,108 13.65 to 13.65    998 1.40% to 1.40%    0.93%     25.18% to  25.18%
   2006...............................   101,370 10.90 to 10.90  1,105 1.40% to 1.40%    0.41%      5.36% to   5.36%
   2005...............................   128,725 10.35 to 10.35  1,332 1.40% to 1.40%    0.51%      4.32% to   4.32%
   2004...............................   150,434  9.92 to  9.92  1,492 1.40% to 1.40%    0.27%      1.93% to   1.93%
   2003...............................   167,788  9.73 to  9.73  1,633 1.40% to 1.40%    0.28%     30.99% to  30.99%
 VIP Growth Portfolio -- Service
   Class 2
   2007...............................   203,223 11.05 to 13.41  2,367 1.45% to 2.10%    0.46%     24.81% to  23.99%
   2006...............................   221,605  8.85 to 10.82  2,071 1.45% to 2.10%    0.16%      5.03% to   4.34%
   2005...............................   229,870 11.12 to  8.35  2,037 1.45% to 1.85%    0.25%      3.98% to   3.61%
   2004...............................   223,397 10.72 to  8.05  1,914 1.45% to 1.80%    0.11%      1.63% to   1.27%
   2003...............................   134,614  8.88 to  7.93  1,133 1.45% to 1.80%    0.09%     30.62% to  30.16%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                    Net Assets       Expenses as a  Investment
                                               --------------------- % of Average     Income          Total
                                       Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                     --------- -------------- ------ -------------- ---------- --------------------
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2007.............................   347,294 10.09 to 10.04  3,497 1.15% to 2.55%    0.10%      16.01% to   0.55%
 VIP Mid Cap Portfolio -- Service
   Class 2
   2007.............................   932,561  9.78 to 10.55 18,948 1.15% to 2.55%    0.60%   (38.24)% to    8.25%
   2006.............................   828,300 22.09 to 12.19 15,885 1.40% to 2.10%    1.17%     10.84% to   10.05%
   2005.............................   727,992 19.93 to 11.09 12,602 1.40% to 1.85%    0.00%     16.37% to   10.86%
   2004.............................   389,465 17.13 to 13.15  5,774 1.40% to 1.80%    0.00%     22.91% to   22.41%
   2003.............................   243,437 13.94 to 11.89  2,946 1.40% to 1.80%    0.21%     39.35% to   35.77%
 VIP Overseas Portfolio -- Initial
   Class
   2007.............................    39,584 16.41 to 16.41    650 1.40% to 1.40%    3.25%     15.66% to   15.66%
   2006.............................    57,246 14.19 to 14.19    812 1.40% to 1.40%    1.60%     16.43% to   16.43%
   2005.............................    65,193 12.19 to 12.19    794 1.40% to 1.40%    1.18%     17.39% to   17.39%
   2004.............................    73,980 10.38 to 10.38    768 1.40% to 1.40%    1.20%     12.04% to   12.04%
   2003.............................    80,335  9.26 to  9.26    744 1.40% to 1.40%    0.82%     41.37% to   41.37%
 VIP Value Strategies Portfolio --
   Service Class 2
   2007.............................    33,726 13.52 to 13.34    454 1.45% to 1.80%    6.67%      3.90% to    3.53%
   2006.............................    22,966 13.01 to 11.65    298 1.45% to 2.10%    1.92%     14.33% to   13.58%
   2005.............................    23,798 11.38 to 11.33    271 1.45% to 1.70%    0.09%      0.95% to    0.69%
   2004.............................    11,647 11.27 to 11.25    131 1.45% to 1.70%    0.00%     12.74% to   12.55%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities Fund --
   Class 2 Shares
   2007............................. 8,556,750 12.40 to  9.63 97,169 1.45% to 2.55%    3.41%     3.33% to   (5.51)%
   2006............................. 2,999,655 12.13 to 11.29 34,118 1.45% to 2.10%    2.54%     16.53% to   15.76%
   2005.............................   380,704 10.41 to  9.75  3,812 1.45% to 2.10%    0.04%      4.07% to  (2.48)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2 Shares
   2007.............................    46,099 14.93 to 10.42    662 1.45% to 1.95%    0.82%      4.68% to    4.18%
   2006.............................    82,175 14.27 to 10.90  1,037 1.45% to 1.85%    0.70%      9.29% to    8.85%
   2005.............................    27,455 13.05 to 12.99    358 1.45% to 1.60%    0.57%    (0.40)% to  (0.55)%
   2004.............................    19,546 13.11 to 13.06    255 1.45% to 1.60%    0.43%      6.37% to    6.21%
   2003.............................     7,110 12.32 to 12.30     87 1.45% to 1.60%    0.30%     25.11% to   24.92%
 Franklin Templeton VIP Founding
   Funds Allocation Fund -- Class 2
   Shares
   2007.............................   805,962  9.92 to  9.88  7,970 1.45% to 2.55%    0.00%     (2.52)% to (3.43)%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2007.............................   371,527 17.38 to 10.99  5,631 1.45% to 2.20%    2.25%      1.97% to    1.19%
   2006.............................   223,286 17.04 to 12.40  3,155 1.45% to 1.85%    1.19%     16.67% to   16.20%
   2005.............................    33,351 14.61 to 14.44    485 1.45% to 1.80%    0.94%      8.96% to    8.57%
   2004.............................    27,794 13.41 to 13.30    371 1.45% to 1.80%    0.78%     11.00% to   10.61%
   2003.............................    11,623 12.08 to 12.02    141 1.45% to 1.80%    0.50%     23.33% to   22.90%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                   Net Assets      Expenses as a  Investment
                                              -------------------- % of Average     Income          Total
                                       Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                      ------- -------------- ----- -------------- ---------- --------------------
 Templeton Foreign Securities Fund --
   Class 1 Shares
   2007..............................   5,660 15.26 to 15.26    86 1.40% to 1.40%    2.39%     14.16% to   14.16%
   2006..............................   9,537 13.37 to 13.37   127 1.40% to 1.40%    1.46%     20.00% to   20.00%
   2005..............................   3,684 11.14 to 11.14    41 1.40% to 1.40%    1.40%      8.94% to    8.94%
 Templeton Foreign Securities Fund --
   Class 2 Shares
   2007.............................. 341,692 21.54 to 12.18 5,688 1.45% to 2.20%    2.13%     13.77% to   12.90%
   2006.............................. 190,711 18.93 to 12.96 3,124 1.45% to 1.85%    1.19%     19.69% to   19.20%
   2005..............................  90,508 15.82 to 15.63 1,424 1.45% to 1.80%    1.14%      8.58% to    8.19%
   2004..............................  78,991 14.57 to 14.45 1,147 1.45% to 1.80%    1.06%     16.81% to   16.40%
   2003..............................  44,437 12.47 to 12.41   553 1.45% to 1.80%    0.05%     30.30% to   29.84%
 Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2007..............................  40,256 19.77 to 19.40   792 1.45% to 1.80%   17.82%      8.41% to    8.02%
   2006..............................  30,427 18.24 to 12.29   553 1.45% to 1.85%    6.66%     19.36% to   18.88%
   2005..............................  24,283 15.28 to 15.10   370 1.45% to 1.80%    2.78%      2.06% to    1.70%
   2004..............................   8,402 14.97 to 14.85   125 1.45% to 1.80%    2.89%     14.04% to   13.64%
   2003..............................   2,370 13.13 to 13.07    32 1.45% to 1.80%    1.27%     30.04% to   29.58%
 Templeton Global Income Securities
   Fund -- Class 1 Shares
   2007..............................   7,313 11.87 to 11.87    87 1.40% to 1.40%    3.59%      9.71% to    9.71%
   2006..............................  16,256 10.82 to 10.82   176 1.40% to 1.40%    3.20%     11.56% to   11.56%
   2005..............................  22,046  9.70 to  9.70   214 1.40% to 1.40%    2.36%    (4.27)% to  (4.27)%
   2004..............................     395 10.13 to 10.13     4 1.40% to 1.40%    0.00%      1.28% to    1.28%
 Templeton Growth Securities Fund --
   Class 2 Shares
   2007.............................. 185,703 11.15 to 11.08 2,066 1.45% to 1.80%    1.50%      0.86% to    0.49%
   2006..............................  40,008 11.05 to 10.98   442 1.45% to 2.45%    0.33%     10.55% to    9.80%
GE Investments Funds, Inc.
 Income Fund
   2007.............................. 317,169 13.99 to 11.60 3,774 1.40% to 1.80%    5.76%      3.35% to    2.93%
   2006.............................. 571,907 13.54 to 10.19 6,423 1.40% to 2.10%    6.48%      2.92% to    2.18%
   2005.............................. 347,018 13.15 to 10.21 3,986 1.40% to 1.80%    4.97%      0.61% to    0.21%
   2004.............................. 361,702 13.07 to 10.18 4,152 1.40% to 1.80%    5.88%      1.97% to    1.56%
   2003.............................. 230,598 12.82 to 10.81 2,692 1.40% to 1.80%    6.61%      2.15% to    1.73%
 International Equity Fund
   2007..............................  13,233 16.63 to 16.63   220 1.40% to 1.40%    1.73%     21.25% to   21.25%
   2006..............................  14,355 13.72 to 13.72   197 1.40% to 1.40%    1.10%     22.95% to   22.95%
   2005..............................  15,925 11.16 to 11.16   178 1.40% to 1.40%    1.03%     16.55% to   16.55%
   2004..............................  22,411  9.57 to  9.57   215 1.40% to 1.40%    1.06%     14.23% to   14.23%
   2003..............................  26,855  8.38 to  8.38   225 1.40% to 1.40%    0.86%     35.98% to   35.98%
 Mid-Cap Equity Fund
   2007.............................. 475,563  9.75 to 10.21 6,953 1.15% to 2.55%    2.22%   (43.45)% to    3.13%
   2006.............................. 376,443 17.79 to 11.12 5,515 1.40% to 2.10%    1.52%      6.89% to    6.13%
   2005.............................. 406,786 16.64 to 10.49 5,654 1.40% to 1.85%    2.60%     10.18% to    4.91%
   2004.............................. 386,807 15.11 to 11.91 4,924 1.40% to 1.80%    1.12%     14.40% to   13.94%
   2003.............................. 348,239 13.21 to 10.45 3,932 1.40% to 1.80%    1.57%     31.08% to   30.55%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                             Net Assets       Expenses as a  Investment
                                       ---------------------- % of Average     Income          Total
                               Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                             --------- -------------- ------- -------------- ---------- --------------------
 Money Market Fund
   2007..................... 7,478,410 12.09 to 10.44  11,295 1.40% to 2.20%    4.78%      3.45% to    2.60%
   2006..................... 6,001,548 11.69 to 10.30   9,298 1.40% to 2.10%    4.54%      3.17% to    2.43%
   2005..................... 4,481,391 11.33 to  0.99   6,895 1.40% to 1.85%    2.76%      1.37% to    0.69%
   2004..................... 3,989,644 11.18 to  0.98   6,254 1.40% to 1.80%    1.00%    (0.46)% to  (0.86)%
   2003..................... 2,334,195 11.23 to  0.99   4,517 1.40% to 1.80%    0.79%    (0.63)% to  (1.03)%
 Premier Growth Equity Fund
   2007.....................   163,769 10.21 to 11.13   1,819 1.40% to 1.80%    0.42%      3.86% to    3.43%
   2006.....................   240,727  9.83 to 10.72   2,512 1.40% to 2.10%    0.41%      7.55% to    6.78%
   2005.....................   293,875 11.13 to  9.14   2,829 1.40% to 1.80%    0.37%   (0.12)% to   (0.53)%
   2004.....................   308,207 11.17 to  9.15   2,920 1.40% to 1.80%    0.65%      5.53% to    5.11%
   2003.....................   298,708  9.64 to  8.67   2,661 1.40% to 1.80%    0.19%     27.11% to   26.60%
 Real Estate Securities Fund
   2007.....................   184,849 26.60 to 19.42   3,739 1.40% to 1.80%    6.36%   (16.06)% to (16.40)%
   2006.....................   197,475 31.69 to 13.26   4,802 1.40% to 2.10%    2.92%     31.17% to   30.24%
   2005.....................   191,031 24.16 to 14.85   3,569 1.40% to 1.80%    6.63%     10.22% to    9.78%
   2004.....................   137,678 21.92 to 13.51   2,430 1.40% to 1.80%    6.94%     30.51% to   29.99%
   2003.....................    74,748 16.79 to 12.46   1,082 1.40% to 1.80%    9.97%     35.46% to   24.62%
 S&P 500(R) Index Fund
   2007..................... 3,517,982  9.69 to  9.82  42,063 1.15% to 2.55%    1.73%   (53.88)% to  (2.71)%
   2006..................... 3,485,365 12.17 to 11.52  40,507 1.40% to 2.10%    1.68%     13.82% to   13.01%
   2005..................... 3,620,472 11.98 to  9.85  37,084 1.40% to 1.80%    1.73%      3.05% to    2.63%
   2004..................... 3,112,538 11.66 to  9.58  31,124 1.40% to 1.80%    2.03%      8.91% to    8.47%
   2003..................... 2,052,888  9.53 to  8.82  18,994 1.40% to 1.80%    1.60%     26.48% to   25.97%
 Small-Cap Equity Fund
   2007.....................   400,457 17.74 to 11.34   5,981 1.40% to 1.85%    3.04%      0.95% to    0.48%
   2006.....................   427,366 17.58 to 11.25   6,337 1.40% to 2.10%    0.78%     11.69% to   10.89%
   2005.....................   412,644 15.74 to 12.45   5,519 1.40% to 1.80%    1.09%      8.00% to    7.57%
   2004.....................   380,119 14.57 to 11.57   4,710 1.40% to 1.80%    5.83%     13.53% to   13.08%
   2003.....................   351,784 12.83 to 10.23   3,857 1.40% to 1.80%    0.08%     28.33% to   21.88%
 Total Return Fund -- Class 1 Shares
   2007..................... 2,365,482 16.40 to 12.50  34,267 1.40% to 2.10%    2.44%     10.11% to    9.32%
   2006..................... 2,336,793 14.89 to 11.44  30,823 1.40% to 2.10%    1.96%     12.16% to   11.37%
   2005..................... 1,810,784 13.28 to 10.27  21,850 1.40% to 2.10%    2.28%      2.80% to    1.81%
   2004.....................   728,066 12.99 to 11.21   8,902 1.40% to 1.80%    2.48%     10.33% to    6.24%
   2003.....................   130,149 12.18 to 11.41   1,538 1.40% to 1.80%    1.76%     18.63% to   14.09%
 Total Return Fund -- Class 3 Shares
   2007..................... 8,909,381 11.67 to 10.42 101,761 1.40% to 2.55%    3.58%      9.89% to    6.37%
   2006..................... 2,539,286 10.62 to 10.55  26,848 1.40% to 2.45%    4.45%      6.24% to    5.49%
 U.S. Equity Fund
   2007.....................   143,327 14.11 to 12.17   1,768 1.40% to 1.80%    0.81%      6.49% to    6.06%
   2006.....................   237,436 13.25 to 11.47   2,860 1.40% to 2.10%    1.37%     14.50% to   13.69%
   2005.....................   283,750 11.57 to  9.53   3,031 1.40% to 1.80%    1.08%      1.08% to    0.67%
   2004.....................   340,993 11.45 to  9.46   3,690 1.40% to 1.80%    1.35%      6.65% to    6.22%
   2003.....................   347,925 10.74 to  8.89   3,554 1.40% to 1.80%    0.93%     21.55% to   21.06%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income          Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                       ------- -------------- ----- -------------- ---------- -------------------
 Value Equity Fund
   2007............................... 163,427 12.70 to 13.19 2,133 1.45% to 1.80%    1.91%     8.49% to    8.11%
   2006............................... 179,951 11.71 to 11.74 2,167 1.45% to 2.10%    1.85%    16.15% to   15.38%
   2005............................... 179,238 11.83 to  9.99 1,863 1.45% to 1.80%    1.29%     2.56% to    2.19%
   2004............................... 162,869 11.56 to  9.76 1,657 1.45% to 1.80%    1.31%     7.98% to    7.60%
   2003............................... 135,429  9.62 to  9.06 1,275 1.45% to 1.80%    1.85%    22.26% to   21.82%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income
   Fund
   2007...............................  15,174 12.97 to 12.97   197 1.40% to 1.40%    2.81%     0.07% to    0.07%
   2006...............................  25,952 12.96 to 12.96   336 1.40% to 1.40%    1.42%    20.92% to   20.92%
   2005...............................  48,438 10.72 to 10.72   519 1.40% to 1.40%    1.67%     2.48% to    2.48%
   2004...............................  47,728 10.46 to 10.46   499 1.40% to 1.40%    1.57%    17.13% to   17.13%
   2003...............................  50,734  8.93 to  8.93   453 1.40% to 1.40%    1.45%    22.62% to   22.62%
 Goldman Sachs Mid Cap Value Fund
   2007...............................  91,608 25.69 to 11.78 1,694 1.40% to 2.10%    2.96%     1.75% to    1.02%
   2006............................... 121,653 25.25 to 11.66 2,488 1.40% to 2.10%    2.89%    14.54% to   13.73%
   2005............................... 118,616 22.04 to 10.27 2,311 1.40% to 1.85%    3.15%    13.89% to    2.67%
   2004...............................  95,801 19.81 to 19.81 1,898 1.40% to 1.40%    4.39%    24.12% to   24.12%
   2003............................... 106,801 15.96 to 15.96 1,705 1.40% to 1.40%    0.91%    26.60% to   26.60%
J.P. Morgan Series Trust II
 Bond Portfolio
   2007............................... 178,732 11.12 to 10.17 1,972 1.45% to 1.85%    6.89%   (0.15)% to  (0.56)%
   2006............................... 178,097 11.13 to 10.23 1,970 1.45% to 1.85%    4.13%     2.63% to    2.22%
   2005............................... 174,160 10.85 to 10.72 1,880 1.45% to 1.80%    4.36%     1.32% to    0.97%
   2004............................... 119,093 10.71 to 10.62 1,271 1.45% to 1.80%    3.39%     2.78% to    2.41%
   2003...............................  31,821 10.42 to 10.37   331 1.45% to 1.80%    0.63%     2.21% to    1.85%
 International Equity Portfolio
   2007...............................  24,636 21.25 to 14.27   519 1.45% to 1.85%    0.94%     7.74% to    7.30%
   2006...............................  18,670 19.73 to 13.29   365 1.45% to 1.85%    0.75%    20.27% to   19.79%
   2005...............................  10,475 16.40 to 16.21   171 1.45% to 1.80%    0.72%     9.09% to    8.71%
   2004...............................   6,873 14.98 to 14.91   102 1.60% to 1.80%    0.48%    16.48% to   16.24%
   2003...............................   1,923 12.86 to 12.83    24 1.60% to 1.80%    0.00%    30.33% to   30.06%
 Mid Cap Value Portfolio
   2007............................... 181,666 19.38 to 11.62 3,485 1.45% to 1.85%    2.35%     0.96% to    0.55%
   2006............................... 189,170 19.20 to 11.55 3,600 1.45% to 1.85%    1.75%    15.15% to   14.68%
   2005............................... 186,166 16.67 to 16.48 3,090 1.45% to 1.80%    0.96%     7.63% to    7.25%
   2004............................... 141,948 15.49 to 15.36 2,191 1.45% to 1.80%    0.56%    19.30% to   18.88%
   2003...............................  64,936 12.98 to 12.92   842 1.45% to 1.80%    0.31%    27.75% to   27.30%
 Small Company Portfolio
   2007...............................  23,380 17.34 to 17.01   402 1.45% to 1.80%    0.51%   (7.04)% to  (7.38)%
   2006...............................  25,985 18.65 to 11.24   482 1.45% to 1.85%    0.78%    13.34% to   12.88%
   2005...............................  27,264 16.45 to 16.26   446 1.45% to 1.80%    0.00%     1.92% to    1.56%
   2004...............................  22,184 16.14 to 16.01   358 1.45% to 1.80%    0.00%    25.33% to   24.88%
   2003...............................   7,495 12.88 to 12.82    96 1.45% to 1.80%    0.00%    34.01% to   33.53%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Net Assets      Expenses as a  Investment
                                                  -------------------- % of Average     Income          Total
                                           Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                          ------- -------------- ----- -------------- ---------- --------------------
 U.S. Large Cap Core Equity Portfolio
   2007..................................  12,487 15.38 to 15.09   190 1.45% to 1.80%    1.08%      0.18% to  (0.18)%
   2006..................................  12,949 15.35 to 11.50   197 1.45% to 1.85%    1.01%     14.89% to   14.42%
   2005..................................  13,739 13.36 to 13.21   182 1.45% to 1.80%    1.17%    (0.12)% to  (0.47)%
   2004..................................  12,717 13.38 to 13.27   169 1.45% to 1.80%    0.83%      7.90% to    0.00%
   2003..................................   4,374 12.40 to 12.37    54 1.45% to 1.60%    0.00%     26.28% to   26.09%
Janus Aspen Series
 Balanced Portfolio -- Institutional
   Shares
   2007.................................. 141,408 17.81 to 17.81 2,518 1.40% to 1.40%    2.47%      8.98% to    8.98%
   2006.................................. 193,839 16.34 to 16.34 3,168 1.40% to 1.40%    1.99%      9.17% to    9.17%
   2005.................................. 280,281 14.97 to 14.97 4,195 1.40% to 1.40%    2.20%      6.45% to    6.45%
   2004.................................. 349,565 14.06 to 14.06 4,916 1.40% to 1.40%    2.20%      7.01% to    7.01%
   2003.................................. 390,966 13.14 to 13.14 5,138 1.40% to 1.40%    2.19%     12.46% to   12.46%
 Balanced Portfolio -- Service Shares
   2007.................................. 731,461 13.41 to 10.30 9,276 1.45% to 2.55%    2.34%      8.68% to    4.51%
   2006.................................. 535,990 12.34 to 11.22 6,602 1.45% to 2.10%    1.97%      8.82% to    8.10%
   2005.................................. 514,022 11.66 to 10.38 5,855 1.45% to 2.10%    2.07%      6.10% to    3.81%
   2004.................................. 526,294 11.02 to 10.61 5,668 1.45% to 1.80%    2.34%      6.72% to    6.34%
   2003.................................. 472,214 10.17 to  9.96 4,769 1.45% to 1.80%    1.98%     12.07% to   11.68%
 Flexible Bond Portfolio -- Institutional
   Shares
   2007..................................  15,368 14.57 to 14.57   224 1.40% to 1.40%    4.56%      5.53% to    5.53%
   2006..................................  22,072 13.81 to 13.81   305 1.40% to 1.40%    4.71%      2.76% to    2.76%
   2005..................................  27,043 13.44 to 13.44   363 1.40% to 1.40%    5.40%      0.58% to    0.58%
   2004..................................  29,300 13.36 to 13.36   391 1.40% to 1.40%    5.70%      2.51% to    2.51%
   2003..................................  32,282 13.03 to 13.03   421 1.40% to 1.40%    4.80%      4.91% to    4.91%
 Forty Portfolio -- Institutional Shares
   2007.................................. 132,400 21.96 to 21.96 2,908 1.40% to 1.40%    0.32%     35.07% to   35.07%
   2006.................................. 187,346 16.26 to 16.26 3,047 1.40% to 1.40%    0.33%      7.82% to    7.82%
   2005.................................. 253,827 15.08 to 15.08 3,828 1.40% to 1.40%    0.21%     11.27% to   11.27%
   2004.................................. 283,037 13.55 to 13.55 3,836 1.40% to 1.40%    0.25%     16.57% to   16.57%
   2003.................................. 298,587 11.63 to 11.63 3,472 1.40% to 1.40%    0.48%     18.85% to   18.85%
 Forty Portfolio -- Service Shares
   2007.................................. 394,414  9.93 to 12.56 5,860 1.15% to 2.55%    0.21%   (12.17)% to   40.38%
   2006.................................. 162,268 11.68 to 11.15 1,844 1.45% to 2.10%    0.20%      7.54% to    6.83%
   2005..................................  56,708 12.82 to 10.76   627 1.45% to 1.80%    0.01%     10.93% to   10.54%
   2004..................................  50,273 11.58 to  9.72   504 1.45% to 1.80%    0.03%     16.26% to   15.85%
   2003..................................  26,887  9.97 to  8.38   235 1.45% to 1.80%    0.28%     18.49% to   18.07%
 Global Life Sciences Portfolio --
   Service Shares
   2007..................................   8,927 13.78 to 14.50   126 1.45% to 1.80%    0.00%     19.93% to   19.50%
   2006..................................  14,199 11.49 to 12.13   166 1.45% to 1.80%    0.00%      4.80% to    4.42%
   2005..................................  15,363 11.71 to 10.86   171 1.45% to 1.80%    0.00%     10.70% to   10.31%
   2004..................................  15,691 10.59 to  9.83   158 1.45% to 1.80%    0.00%     12.57% to   12.17%
   2003..................................  19,251  9.42 to  8.75   171 1.45% to 1.80%    0.00%     24.36% to   23.92%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                     Net Assets      Expenses as a  Investment
                                                -------------------- % of Average     Income          Total
                                         Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                        ------- -------------- ----- -------------- ---------- -------------------
 Global Technology Portfolio -- Service
   Shares
   2007................................   4,628  9.26 to 11.72    53 1.45% to 1.80%    0.29%    19.92% to   19.50%
   2006................................   7,179  7.72 to  9.81    67 1.45% to 1.80%    0.00%     6.27% to    5.89%
   2005................................   8,241  9.33 to  7.20    72 1.45% to 1.80%    0.00%     9.94% to    9.55%
   2004................................  10,494  8.50 to  6.56    83 1.45% to 1.80%    0.00%   (0.89)% to  (1.24)%
   2003................................  10,145  8.59 to  6.63    78 1.45% to 1.80%    0.00%    44.35% to   43.84%
 International Growth Portfolio --
   Institutional Shares
   2007................................  56,741 28.72 to 28.72 1,630 1.40% to 1.40%    0.58%    26.51% to   26.51%
   2006................................  80,323 22.70 to 22.70 1,823 1.40% to 1.40%    1.86%    44.97% to   44.97%
   2005................................ 113,239 15.66 to 15.66 1,773 1.40% to 1.40%    1.20%    30.45% to   30.45%
   2004................................ 124,062 12.00 to 12.00 1,489 1.40% to 1.40%    0.91%    17.28% to   17.28%
   2003................................ 130,958 10.23 to 10.23 1,340 1.40% to 1.40%    1.23%    33.03% to   33.03%
 International Growth Portfolio --
   Service Shares
   2007................................  56,739 23.01 to 26.44 1,410 1.45% to 1.80%    0.45%    26.15% to   25.70%
   2006................................  61,529 18.24 to 17.84 1,214 1.45% to 2.10%    1.85%    44.51% to   43.56%
   2005................................  71,241 16.64 to 12.50   975 1.45% to 1.80%    1.08%    30.03% to   29.57%
   2004................................  78,224 12.83 to  9.64   825 1.45% to 1.80%    0.93%    16.97% to   16.55%
   2003................................  58,962  9.71 to  8.25   541 1.45% to 1.80%    1.00%    32.58% to   32.11%
 Large Cap Growth Portfolio --
   Institutional Shares
   2007................................  99,462 12.32 to 12.32 1,225 1.40% to 1.40%    0.67%    13.47% to   13.47%
   2006................................ 157,207 10.85 to 10.85 1,706 1.40% to 1.40%    0.46%     9.82% to    9.82%
   2005................................ 202,244  9.88 to  9.88 1,999 1.40% to 1.40%    0.34%     2.83% to    2.83%
   2004................................ 221,060  9.61 to  9.61 2,125 1.40% to 1.40%    0.14%     3.05% to    3.05%
   2003................................ 239,349  9.33 to  9.33 2,232 1.40% to 1.40%    0.09%    29.89% to   29.89%
 Large Cap Growth Portfolio -- Service
   Shares
   2007................................  30,330  9.90 to 11.73   322 1.45% to 1.80%    0.52%    13.12% to   12.72%
   2006................................  36,152  8.75 to 10.41   325 1.45% to 1.80%    0.27%     9.53% to    9.14%
   2005................................  40,342  9.61 to  7.92   335 1.45% to 1.80%    0.13%     2.51% to    2.15%
   2004................................  44,074  9.39 to  7.74   361 1.45% to 1.80%    0.00%     2.69% to    2.33%
   2003................................  46,103  9.16 to  7.55   370 1.45% to 1.80%    0.00%    29.59% to   29.13%
 Mid Cap Growth Portfolio --
   Institutional Shares
   2007................................ 118,780 17.31 to 17.31 2,056 1.40% to 1.40%    0.19%    20.33% to   20.33%
   2006................................ 178,962 14.39 to 14.39 2,575 1.40% to 1.40%    0.00%    12.03% to   12.03%
   2005................................ 254,013 12.84 to 12.84 3,262 1.40% to 1.40%    0.00%    10.74% to   10.74%
   2004................................ 283,191 11.60 to 11.60 3,284 1.40% to 1.40%    0.00%    19.06% to   19.06%
   2003................................ 312,231  9.74 to  9.74 3,041 1.40% to 1.40%    0.00%    33.22% to   33.22%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income         Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)      Return(3)
                                       ------- -------------- ----- -------------- ---------- ------------------
 Mid Cap Growth Portfolio -- Service
   Shares
   2007...............................  18,858 13.00 to 17.71   274 1.45% to 1.80%    0.06%   19.97% to   19.54%
   2006...............................  30,009 10.84 to 14.82   355 1.45% to 1.80%    0.00%   11.67% to   11.27%
   2005...............................  31,390 13.42 to  9.62   335 1.45% to 1.80%    0.00%   10.41% to   10.02%
   2004...............................  41,831 12.17 to  8.73   394 1.45% to 1.80%    0.00%   18.73% to   18.31%
   2003...............................  33,173 10.27 to  7.37   266 1.45% to 1.80%    0.00%   32.81% to   32.34%
 Worldwide Growth Portfolio --
   Institutional Shares
   2007............................... 121,252 12.48 to 12.48 1,513 1.40% to 1.40%    0.72%    8.09% to    8.09%
   2006............................... 153,878 11.54 to 11.54 1,776 1.40% to 1.40%    1.71%   16.56% to   16.56%
   2005............................... 195,583  9.90 to  9.90 1,937 1.40% to 1.40%    1.37%    4.39% to    4.39%
   2004............................... 214,028  9.49 to  9.49 2,030 1.40% to 1.40%    1.02%    3.31% to    3.31%
   2003............................... 224,455  9.18 to  9.18 2,061 1.40% to 1.40%    1.09%   22.26% to   22.26%
 Worldwide Growth Portfolio -- Service
   Shares
   2007...............................  50,040 10.23 to 11.78   552 1.45% to 1.80%    0.53%    7.77% to    7.38%
   2006...............................  62,163  9.49 to 10.97   634 1.45% to 1.80%    1.59%   16.23% to   15.82%
   2005...............................  81,215  9.54 to  8.09   722 1.45% to 1.80%    1.26%    4.04% to    3.67%
   2004...............................  79,183  9.19 to  7.79   675 1.45% to 1.80%    0.89%    3.01% to    2.65%
   2003...............................  89,207  8.93 to  7.58   741 1.45% to 1.80%    0.91%   21.89% to   21.46%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Balanced
   Portfolio 1
   2007...............................   4,232 11.21 to 11.18    47 1.45% to 1.60%    1.27%    4.59% to    4.43%
   2006...............................     733 10.71 to 10.66     8 1.45% to 2.20%    0.00%    7.14% to    6.59%
 JPMorgan Insurance Trust Core Bond
   Portfolio 1
   2007............................... 144,682 10.94 to 10.80 1,553 1.45% to 2.20%    4.62%    3.96% to    4.76%
   2006...............................  84,908 10.44 to 10.39   883 1.45% to 2.20%    0.00%    4.40% to    3.87%
 JPMorgan Insurance Trust Diversified
   Equity Portfolio 1
   2007...............................  65,693 11.98 to 11.83   762 1.45% to 2.20%    0.13%    8.84% to    8.01%
 JPMorgan Insurance Trust Diversified
   Mid Cap Growth Portfolio 1
   2007...............................   3,588 11.56 to 11.49    41 1.45% to 1.80%    1.80%   15.53% to   15.12%
   2006...............................     229 10.00 to  9.95     2 1.45% to 2.20%    0.00%    0.02% to  (0.48)%
 JPMorgan Insurance Trust Equity Index
   Portfolio 1
   2007...............................  49,360 11.26 to 11.12   539 1.45% to 2.20%    0.10%    3.56% to    2.77%
 JPMorgan Insurance Trust Government
   Bond Portfolio 1
   2007............................... 126,899 11.06 to 10.92 1,374 1.45% to 2.20%    5.15%    5.92% to    5.11%
   2006...............................  82,767 10.44 to 10.39   861 1.45% to 2.20%    0.00%    4.44% to    3.92%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Net Assets      Expenses as a  Investment
                                                  -------------------- % of Average     Income          Total
                                           Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                           ------ -------------- ----- -------------- ---------- -------------------
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio 1
   2007................................... 78,091 11.24 to 11.10   866 1.45% to 2.20%    0.00%     9.92% to    9.08%
 JPMorgan Insurance Trust Intrepid Mid Cap
   Portfolio 1
   2007................................... 78,269 10.42 to 10.29   805 1.45% to 2.20%    0.28%     1.37% to    0.59%
   2006...................................  6,621 10.28 to 10.23    68 1.45% to 2.20%    0.00%     2.79% to    2.27%
Legg Mason Partners Variable Equity Trust
 Legg Mason Partners Variable Aggressive
   Growth Portfolio -- Class II
   2007................................... 83,475 15.72 to 11.44 1,221 1.45% to 2.10%    0.00%   (1.10)% to  (1.75)%
   2006................................... 81,172 15.90 to 11.65 1,200 1.45% to 2.10%    0.00%     9.14% to    8.43%
   2005................................... 27,586 14.57 to 12.46   396 1.45% to 1.80%    0.00%     8.06% to    7.68%
   2004................................... 15,176 13.48 to 11.56   203 1.45% to 1.80%    0.00%     7.21% to    6.83%
   2003...................................  2,529 12.56 to 12.54    32 1.60% to 1.80%    0.00%    25.61% to   25.44%
 Legg Mason Partners Variable Capital
   and Income Portfolio -- Class I
   2007................................... 10,652 10.02 to 10.02   107 1.40% to 1.40%    4.18%     0.27% to    0.27%
   2006...................................  9,139 13.49 to 13.49   123 1.40% to 1.40%    1.84%    10.99% to   10.99%
   2005................................... 12,380 12.15 to 12.15   150 1.40% to 1.40%    2.19%     1.88% to    1.88%
   2004................................... 11,632 11.93 to 11.93   139 1.40% to 1.40%    2.20%     7.21% to    7.21%
   2003................................... 10,899 11.13 to 11.13   121 1.40% to 1.40%    1.64%    14.30% to   14.30%
 Legg Mason Partners Variable Capital
   and Income Portfolio -- Class II
   2007................................... 82,775 10.00 to  9.94   825 1.45% to 2.30%    4.38%     0.02% to  (0.84)%
   2006................................... 45,209 11.69 to 11.16   502 1.45% to 2.10%    3.43%    10.63% to    9.91%
   2005...................................  6,313 10.17 to 10.15    64 1.85% to 2.10%    2.96%     1.65% to    1.54%
 Legg Mason Partners Variable
   Fundamental Value Portfolio -- Class I
   2007................................... 63,837  9.50 to  9.48   606 1.45% to 1.85%    1.66%   (7.21)% to  (7.59)%
   2006................................... 38,949 16.36 to 11.86   596 1.45% to 2.10%    1.39%    16.17% to   15.41%
   2005................................... 36,647 14.08 to 10.28   476 1.45% to 1.85%    0.77%     2.85% to    1.96%
   2004................................... 22,865 13.77 to 11.41   299 1.45% to 1.70%    0.31%     6.51% to    6.24%
   2003...................................  2,967 12.93 to 12.92    38 1.45% to 1.60%    0.00%    29.33% to   29.20%
 Legg Mason Partners Variable Investors
   Portfolio -- Class I
   2007...................................  4,876 15.19 to 15.19    74 1.40% to 1.40%    0.59%     2.44% to    2.44%
   2006................................... 15,149 14.83 to 14.83   225 1.40% to 1.40%    1.59%    16.61% to   16.61%
   2005................................... 17,059 12.72 to 12.72   217 1.40% to 1.40%    1.20%     5.04% to    5.04%
   2004................................... 17,775 12.11 to 12.11   215 1.40% to 1.40%    1.43%     8.83% to    8.83%
   2003................................... 18,400 11.12 to 11.12   205 1.40% to 1.40%    1.45%    30.48% to   30.48%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets       Expenses as a  Investment
                                                 --------------------- % of Average     Income         Total
                                         Units     Unit Value    000s  Net Assets(1)   Ratio(2)      Return(3)
                                       --------- -------------- ------ -------------- ---------- ------------------
Legg Mason Partners Variable Income
  Trust
 Legg Mason Partners Variable
   Strategic Bond Portfolio -- Class I
   2007...............................     5,447 14.78 to 14.78     81 1.40% to 1.40%    2.86%    0.56% to    0.56%
   2006...............................    13,982 14.70 to 14.70    206 1.40% to 1.40%    4.86%    3.56% to    3.56%
   2005...............................    22,548 14.20 to 14.20    320 1.40% to 1.40%    6.17%    1.04% to    1.04%
   2004...............................    21,371 14.05 to 14.05    300 1.40% to 1.40%    4.63%    5.15% to    5.15%
   2003...............................    27,243 13.36 to 13.36    364 1.40% to 1.40%    7.70%   11.65% to   11.65%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
   -- Service Class Shares
   2007...............................   246,821  9.54 to 11.75  2,531 1.45% to 1.85%    0.08%    9.41% to    8.96%
   2006...............................   267,531  8.72 to 10.75  2,506 1.45% to 2.10%    0.00%    5.75% to    5.06%
   2005...............................   268,191 11.54 to  8.17  2,395 1.45% to 1.85%    0.14%    2.72% to    2.36%
   2004...............................   237,223 11.26 to  7.97  2,076 1.45% to 1.80%    0.00%    7.40% to    7.02%
   2003...............................   168,246  8.73 to  7.44  1,370 1.45% to 1.80%    0.00%   20.83% to   20.40%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2007...............................   316,313 11.68 to 12.61  3,859 1.45% to 1.80%    0.59%    8.43% to    8.04%
   2006...............................   331,356 10.77 to 11.48  3,735 1.45% to 2.10%    0.27%   11.06% to   10.33%
   2005...............................   375,666 12.27 to  9.61  3,829 1.45% to 1.80%    0.29%    5.48% to    5.10%
   2004...............................   272,593 11.66 to  9.13  2,679 1.45% to 1.80%    0.37%    9.51% to    9.13%
   2003...............................   136,000  9.23 to  8.35  1,224 1.45% to 1.80%    0.47%   20.07% to   19.64%
 MFS(R) New Discovery Series --
   Service Class Shares
   2007...............................   101,786 15.51 to 11.67  1,087 1.40% to 1.85%    2.33%    0.81% to    0.35%
   2006...............................   111,171 15.39 to 11.59  1,184 1.40% to 2.10%    0.00%   11.36% to   10.56%
   2005...............................   106,441 13.82 to  9.21  1,023 1.40% to 1.80%    0.00%    3.57% to    3.15%
   2004...............................   107,420 13.34 to  8.91  1,000 1.40% to 1.80%    0.00%    4.72% to    4.30%
   2003...............................    79,120 12.74 to  8.53    718 1.40% to 1.80%    0.00%   31.50% to   27.40%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2007...............................    62,597 12.65 to 12.42    788 1.45% to 1.80%    4.61%    1.91% to    1.55%
   2006...............................    57,222 12.42 to 10.41    707 1.45% to 1.85%    5.32%    4.85% to    4.43%
   2005...............................    47,786 11.84 to 11.70    564 1.45% to 1.80%    5.25%    0.15% to  (0.20)%
   2004...............................    20,000 11.82 to 11.73    236 1.45% to 1.80%    4.11%    5.98% to    5.61%
   2003...............................     8,082 11.16 to 11.10     91 1.45% to 1.80%    0.00%    8.50% to    8.12%
   MFS(R) Total Return Series --
     Service Class Shares
   2007............................... 1,147,271 14.29 to  9.73 13,201 1.45% to 2.55%    2.17%   2.42% to   (4.04)%
   2006...............................   663,906 13.95 to 10.95  7,790 1.45% to 2.10%    2.57%   10.01% to    9.29%
   2005...............................   364,230 12.68 to 10.02  3,960 1.45% to 2.10%    1.60%    3.13% to    0.22%
   2004...............................    53,407 12.54 to 12.44    668 1.45% to 1.80%    0.99%    9.42% to    9.03%
   2003...............................    17,846 11.46 to 11.41    204 1.45% to 1.80%    0.36%   14.32% to   13.92%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                     Net Assets      Expenses as a  Investment
                                                -------------------- % of Average     Income         Total
                                         Units    Unit Value   000s  Net Assets(1)   Ratio(2)      Return(3)
                                        ------- -------------- ----- -------------- ---------- -----------------
 MFS(R) Utilities Series --
   Service Class Shares
   2007................................ 248,119 19.15 to 24.96 5,436 1.45% to 1.80%    3.36%   25.70% to  25.25%
   2006................................ 228,573 15.24 to 13.56 4,011 1.45% to 2.10%    1.75%   29.07% to  28.22%
   2005................................ 148,613 15.97 to 11.69 2,009 1.45% to 1.80%    0.46%   14.89% to  14.48%
   2004................................ 108,178 13.93 to 10.20 1,254 1.45% to 1.80%    1.14%   27.96% to  27.51%
   2003................................  71,445 10.65 to  7.99   603 1.45% to 1.80%    2.09%   33.61% to  33.13%
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio
   2007................................  17,561 12.11 to 12.11   213 1.40% to 1.40%    0.13%   21.70% to  21.70%
   2006................................  22,942  9.95 to  9.95   228 1.40% to 1.40%    0.00%    5.70% to   5.70%
   2005................................  28,923  9.41 to  9.41   272 1.40% to 1.40%    0.00%    9.80% to   9.80%
   2004................................  34,223  8.57 to  8.57   293 1.40% to 1.40%    0.00%    5.12% to   5.12%
   2003................................  41,548  8.15 to  8.15   339 1.40% to 1.40%    0.00%   23.95% to  23.95%
 Old Mutual Large Cap Growth Portfolio
   2007................................  33,086 14.59 to 14.59   483 1.40% to 1.40%    0.14%   17.92% to  17.92%
   2006................................  42,161 12.38 to 12.38   522 1.40% to 1.40%    0.00%    4.07% to   4.07%
   2005................................  48,229 11.89 to 11.89   574 1.40% to 1.40%    0.00%    3.10% to   3.10%
   2004................................  60,955 11.53 to 11.53   703 1.40% to 1.40%    0.00%    7.42% to   7.42%
   2003................................  66,435 10.74 to 10.74   713 1.40% to 1.40%    0.00%   29.36% to  29.36%
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA
   2007................................  47,193 15.72 to 15.72   742 1.40% to 1.40%    2.92%    2.33% to   2.33%
   2006................................  60,908 15.37 to 15.37   936 1.40% to 1.40%    2.69%    9.60% to   9.60%
   2005................................  63,804 14.02 to 14.02   895 1.40% to 1.40%    1.75%    2.44% to   2.44%
   2004................................  65,972 13.69 to 13.69   903 1.40% to 1.40%    1.04%    8.56% to   8.56%
   2003................................  68,551 12.61 to 12.61   864 1.40% to 1.40%    3.08%   23.21% to  23.21%
 Oppenheimer Balanced Fund/VA --
   Service Shares
   2007................................ 608,007 12.46 to  9.69 6,923 1.45% to 2.55%    1.80%   2.94% to  (4.56)%
   2006................................ 289,515 12.22 to 10.88 3,362 1.45% to 2.10%    1.92%    9.25% to   8.54%
   2005................................ 116,613 11.19 to 10.02 1,277 1.45% to 2.10%    1.12%    2.17% to   0.23%
   2004................................  21,182 10.95 to 10.92   231 1.45% to 1.80%    0.00%    9.49% to   9.23%
 Oppenheimer Capital Appreciation Fund/
   VA
   2007................................  42,425 15.11 to 15.11   641 1.40% to 1.40%    0.27%   12.54% to  12.54%
   2006................................  76,363 13.43 to 13.43 1,025 1.40% to 1.40%    0.40%    6.44% to   6.44%
   2005................................  95,109 12.61 to 12.61 1,200 1.40% to 1.40%    0.92%    3.63% to   3.63%
   2004................................ 103,013 12.17 to 12.17 1,254 1.40% to 1.40%    0.34%    5.44% to   5.44%
   2003................................ 126,014 11.54 to 11.54 1,455 1.40% to 1.40%    0.36%   29.11% to  29.11%
 Oppenheimer Capital Appreciation Fund/
   VA -- Service Shares
   2007................................ 326,014 16.51 to 11.16 5,279 1.45% to 1.95%    0.01%   12.20% to  11.63%
   2006................................ 368,738 14.71 to 10.93 5,251 1.45% to 2.10%    0.19%    6.12% to   5.43%
   2005................................ 360,762 13.86 to 11.56 4,932 1.45% to 1.80%    0.68%    3.35% to   2.98%
   2004................................ 293,809 13.41 to 11.21 3,891 1.45% to 1.80%    0.15%    5.07% to   0.00%
   2003................................  76,270 12.77 to 12.71   972 1.45% to 1.80%    0.03%   28.80% to  28.34%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                Net Assets       Expenses as a  Investment
                                           --------------------- % of Average     Income          Total
                                   Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                 --------- -------------- ------ -------------- ---------- --------------------
 Oppenheimer Core Bond Fund/VA
   2007.........................    71,932 14.01 to 14.01  1,008 1.40% to 1.40%    5.57%      2.92% to    2.92%
   2006.........................   102,146 13.62 to 13.62  1,391 1.40% to 1.40%    5.64%      3.81% to    3.81%
   2005.........................   124,512 13.12 to 13.12  1,633 1.40% to 1.40%    5.23%      1.16% to    1.16%
   2004.........................   148,287 12.97 to 12.97  1,923 1.40% to 1.40%    4.71%      4.01% to    4.01%
   2003.........................   166,154 12.47 to 12.47  2,071 1.40% to 1.40%    6.06%      5.29% to    5.29%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2007.........................   660,568 16.13 to 16.47 10,803 1.45% to 1.80%    1.45%      4.53% to    4.16%
   2006.........................   563,742 15.43 to 12.69  8,844 1.45% to 2.10%    0.75%     15.67% to   14.91%
   2005.........................   408,142 14.28 to 13.22  5,554 1.45% to 1.80%    0.77%     12.41% to   12.01%
   2004.........................   278,346 12.74 to 11.78  3,373 1.45% to 1.80%    1.04%     17.16% to   16.74%
   2003.........................   184,153 10.53 to 10.08  1,916 1.45% to 1.80%    0.49%     40.79% to   40.29%
 Oppenheimer High Income
   Fund/VA
   2007.........................    17,149 12.54 to 12.54    215 1.40% to 1.40%    9.03%    (1.51)% to  (1.51)%
   2006.........................    38,076 12.74 to 12.74    485 1.40% to 1.40%    7.53%      7.90% to    7.90%
   2005.........................    44,334 11.80 to 11.80    523 1.40% to 1.40%    6.61%      0.89% to    0.89%
   2004.........................    51,734 11.70 to 11.70    605 1.40% to 1.40%    6.62%      7.44% to    7.44%
   2003.........................    61,389 10.89 to 10.89    669 1.40% to 1.40%    7.32%     22.23% to   22.23%
 Oppenheimer Main Street Fund/VA
   -- Service Shares
   2007.........................   780,090 11.92 to 10.23  9,579 1.45% to 1.95%    0.84%      2.63% to    2.30%
   2006......................... 1,041,036 11.61 to 11.56 12,274 1.45% to 2.10%    0.90%     13.10% to   12.35%
   2005.........................   782,619 11.86 to 10.17  8,335 1.45% to 1.80%    1.18%      4.21% to    3.84%
   2004.........................   745,279 11.41 to  9.78  7,647 1.45% to 1.80%    0.67%      7.56% to    7.18%
   2003.........................   611,944  9.74 to  9.11  5,837 1.45% to 1.80%    0.79%     24.61% to   24.16%
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service Shares
   2007.........................   609,742  9.64 to  9.00  8,792 1.15% to 2.55%    0.26%   (62.57)% to (14.53)%
   2006.........................   308,592 19.24 to 11.80  5,729 1.45% to 2.10%    0.17%     13.00% to   12.26%
   2005.........................   276,605 17.02 to 10.53  4,618 1.45% to 1.85%    0.00%      8.13% to    5.27%
   2004.........................   190,222 15.74 to 12.38  2,960 1.45% to 1.80%    0.00%     17.45% to   17.04%
   2003.........................    92,290 13.40 to 13.34  1,235 1.45% to 1.80%    0.00%     42.15% to   41.65%
 Oppenheimer MidCap Fund/VA
   2007.........................    36,914 12.98 to 12.98    479 1.40% to 1.40%    0.00%      4.84% to    4.84%
   2006.........................    49,038 12.38 to 12.38    607 1.40% to 1.40%    0.00%      1.52% to    1.52%
   2005.........................    67,114 12.20 to 12.20    819 1.40% to 1.40%    0.00%     10.76% to   10.76%
   2004.........................    87,791 11.01 to 11.01    967 1.40% to 1.40%    0.00%     18.10% to   18.10%
   2003.........................    95,143  9.32 to  9.32    887 1.40% to 1.40%    0.00%     23.84% to   23.84%
 Oppenheimer MidCap Fund/VA --
   Service Shares
   2007.........................    19,494 16.49 to 16.22    316 1.45% to 1.80%    0.00%      4.49% to    4.12%
   2006.........................    20,325 15.78 to 10.59    316 1.45% to 2.10%    0.00%      1.22% to    0.55%
   2005.........................    17,793 15.59 to 13.25    274 1.45% to 1.80%    0.00%     10.37% to    9.98%
   2004.........................    13,851 14.13 to 12.03    191 1.45% to 1.80%    0.00%     17.70% to   17.28%
   2003.........................     7,604 12.00 to 11.97     91 1.45% to 1.80%    0.00%     20.02% to   19.73%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                     Net Assets       Expenses as a  Investment
                                                --------------------- % of Average     Income          Total
                                        Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                      --------- -------------- ------ -------------- ---------- -------------------
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class
   Shares
   2007..............................   112,900 11.44 to 11.36  1,291 1.45% to 1.70%    8.14%     6.61% to    6.34%
   2006..............................    78,885 10.73 to 10.45    846 1.45% to 2.10%    5.45%     3.05% to    2.37%
   2005..............................    65,505 10.41 to 10.40    682 1.45% to 1.70%    7.90%     4.14% to    3.96%
 Foreign Bond Portfolio (U.S. Dollar
   Hedged) -- Administrative Class
   Shares
   2007..............................    11,954 12.33 to 11.67    142 1.45% to 1.80%    3.36%     2.11% to    1.75%
   2006..............................    11,972 12.07 to 11.47    140 1.45% to 1.80%    4.23%     0.71% to    0.35%
   2005..............................    13,291 11.99 to 11.43    154 1.45% to 1.80%    3.21%     3.63% to    3.26%
   2004..............................    12,249 11.57 to 11.07    138 1.45% to 1.80%    2.94%     4.03% to    3.66%
   2003..............................    16,462 11.12 to 10.68    178 1.45% to 1.80%    2.64%     0.78% to    0.42%
 High Yield Portfolio --
   Administrative Class Shares
   2007..............................   391,542 14.37 to 10.85  5,506 1.45% to 2.10%    6.97%     1.98% to    1.31%
   2006..............................   507,230 14.09 to 10.71  6,741 1.45% to 2.10%    6.87%     7.50% to    6.79%
   2005..............................   368,012 13.11 to 10.04  4,751 1.45% to 1.85%    6.60%     2.61% to    0.42%
   2004..............................   307,070 12.78 to 11.03  3,876 1.45% to 1.80%    6.78%     7.95% to    7.57%
   2003..............................   197,646 11.84 to 11.70  2,328 1.45% to 1.80%    7.38%    21.07% to   20.64%
 Long-Term U.S. Government
   Portfolio -- Administrative Class
   Shares
   2007..............................   906,567 10.23 to 10.58 12,168 1.15% to 2.55%    4.53%    39.98% to    8.82%
   2006..............................   689,640 13.81 to  9.85  8,952 1.45% to 2.10%    5.57%   (0.31)% to  (0.97)%
   2005..............................   646,666 13.86 to  9.96  8,606 1.45% to 1.85%    4.43%     3.23% to  (0.43)%
   2004..............................   536,992 13.42 to 10.55  6,959 1.45% to 1.80%    4.35%     6.01% to    5.63%
   2003..............................   429,916 12.66 to 11.91  5,272 1.45% to 1.80%    4.02%     2.39% to    2.03%
 Low Duration Portfolio --
   Administrative Class Shares
   2007.............................. 2,419,403 10.07 to 10.39 25,886 1.15% to 2.55%    3.29%    12.33% to    5.82%
   2006..............................   128,640 10.24 to 10.15  1,313 1.45% to 2.10%    4.23%     2.47% to    1.79%
   2005..............................    70,800  9.99 to  9.97    706 1.45% to 1.85%    2.26%   (0.10)% to  (0.27)%
 Total Return Portfolio --
   Administrative Class Shares
   2007.............................. 2,192,913 10.13 to 10.51 27,935 1.15% to 2.55%    4.78%    23.46% to    7.72%
   2006.............................. 2,283,709 10.81 to 10.11 27,078 1.40% to 2.10%    5.05%     2.39% to    1.66%
   2005.............................. 1,822,587 12.27 to  9.96 21,610 1.40% to 1.85%    4.34%     1.02% to  (0.40)%
   2004.............................. 1,546,617 12.15 to 10.34 18,207 1.40% to 1.80%    2.65%     3.42% to    3.00%
   2003.............................. 1,022,714 11.76 to 10.10 11,611 1.40% to 1.80%    3.31%     3.52% to    1.01%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets      Expenses as a  Investment
                                                 -------------------- % of Average     Income          Total
                                          Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                         ------- -------------- ----- -------------- ---------- --------------------
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II
   2007................................. 342,398  9.65 to 10.24 4,709 1.15% to 2.55%   10.05%   (60.83)% to    3.60%
   2006................................. 203,375 18.77 to 12.42 2,659 1.45% to 2.10%    0.28%     11.97% to   11.23%
   2005.................................   4,679 16.76 to 14.72    78 1.45% to 1.80%    0.00%     19.51% to   19.08%
   2004.................................   1,137 13.99 to 12.35    16 1.60% to 1.70%    0.00%     13.42% to    0.00%
 Jennison Portfolio -- Class II
   2007.................................   6,212 16.11 to 11.80    98 1.45% to 1.85%    0.00%      9.93% to    9.48%
   2006.................................   6,298 14.66 to 10.74    90 1.45% to 2.10%    0.00%    (0.10)% to  (0.76)%
   2005.................................   4,257 14.61 to 12.75    60 1.60% to 1.80%    0.00%     12.21% to   11.98%
   2004.................................   6,109 13.02 to 12.98    79 1.60% to 1.80%    0.04%      7.47% to    7.25%
   2003.................................   5,290 12.12 to 12.10    64 1.60% to 1.80%    0.00%     21.16% to   21.00%
 Natural Resources Portfolio -- Class II
   2007................................. 144,211 10.13 to 12.90 3,101 1.15% to 2.55%   25.50%     46.22% to   24.48%
   2006.................................  58,919 17.83 to 15.26 1,048 1.45% to 2.10%    2.33%     19.96% to   19.17%
   2005.................................  20,961 14.86 to 14.83   311 1.45% to 1.80%    0.00%     48.61% to   48.25%
Rydex Variable Trust
 OTC Fund
   2007.................................  99,244  9.64 to 11.20 1,069 1.45% to 1.80%    0.07%     16.11% to   15.69%
   2006................................. 101,920  8.30 to 10.69   951 1.45% to 2.10%    0.00%      4.24% to    3.56%
   2005................................. 105,385 11.38 to  7.89   946 1.45% to 1.80%    0.00%    (0.35)% to  (0.70)%
   2004................................. 106,355 11.45 to  7.94   958 1.45% to 1.80%    0.00%      7.76% to    7.38%
   2003.................................  51,956  8.77 to  7.38   423 1.45% to 1.80%    0.00%     43.31% to   42.80%
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio -- Class II
   Shares
   2007.................................  97,099  9.76 to  9.68   942 1.45% to 2.55%    0.15%    (3.59)% to  (4.67)%
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares
   2007................................. 736,728  9.50 to  9.12 8,915 1.15% to 2.55%    1.33%   (86.90)% to (12.88)%
   2006................................. 361,698 14.08 to 11.68 4,981 1.45% to 2.10%    2.30%     14.37% to   13.61%
   2005................................. 272,991 12.78 to 10.29 3,362 1.45% to 1.85%    0.75%      2.93% to    2.24%
   2004................................. 136,052 12.49 to 11.89 1,631 1.45% to 1.80%    0.52%     15.73% to   15.31%
   2003.................................  48,072 10.37 to 10.31   498 1.45% to 1.80%    0.13%     28.87% to   28.42%
 Strategic Growth Portfolio -- Class II
   Shares
   2007.................................  49,554 11.10 to 10.88   558 1.45% to 1.80%    0.00%     14.94% to   14.53%
   2006.................................  30,869  9.66 to 10.46   304 1.45% to 2.10%    0.00%      1.14% to    0.48%
   2005.................................  20,639 11.54 to  9.43   199 1.45% to 1.80%    0.01%      6.08% to    5.71%
   2004.................................  17,247 10.90 to  8.92   159 1.45% to 1.80%    0.00%      5.23% to    4.86%
   2003.................................   9,651  8.56 to  8.51    83 1.45% to 1.80%    0.00%     19.01% to   18.59%
XTF Advisors Trust
 ETF 60 Portfolio -- Class II Shares
   2007................................. 138,416  9.68 to  9.87 1,359 1.45% to 2.55%    0.00%   (22.60)% to  (2.98)%

--------
(a)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class I is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class I

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

(b)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class II is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class II
(c)Activity from Legg Mason Partners Variable All Cap Portfolio -- Class II is combined with Legg Mason Partners Variable Fundamental Value Portfolio -- Class I
/1/ Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.
/2/ The investment income ratio represents the ordinary dividends received by the Subaccount from the portfolio divided by average net assets.
/3/ The total return is represented as a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Financial Statements

                 Years Ended December 31, 2007, 2006 and 2005

    (With Report of Independent Registered Public Accounting Firm Thereon)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                               Table of Contents

                               December 31, 2007

                                                                            Page
                                                                            ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm................. F-1

   Consolidated Statements of Income for the years ended December 31,
     2007, 2006 and 2005................................................... F-2

   Consolidated Balance Sheets as of December 31, 2007 and 2006............ F-3

   Consolidated Statements of Changes in Stockholders' Equity for the
     years ended December 31, 2007, 2006 and 2005.......................... F-4

   Consolidated Statements of Cash Flows for the years ended December 31,
     2007, 2006 and 2005................................................... F-5

   Notes to Consolidated Financial Statements.............................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

/s/  KPMG LLP

Richmond, Virginia
April 11, 2008

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)


                                                   Years ended December 31,
                                                   ----------------------
                                                    2007     2006    2005
                                                   ------   ------  ------
Revenues:
   Net investment income.......................... $301.4   $293.9  $289.7
   Premiums.......................................  214.7    220.8   222.6
   Net investment gains (losses)..................  (22.8)   (25.1)   (5.9)
   Policy fees and other income...................   18.0     12.9    12.4
                                                   ------   ------  ------
       Total revenues.............................  511.3    502.5   518.8
                                                   ------   ------  ------
Benefits and expenses:
   Benefits and other changes in policy reserves..  220.7    224.0   210.0
   Interest credited..............................  124.6    125.5   139.4
   Acquisition and operating expenses, net of
     deferrals....................................   39.5     42.1    44.8
   Amortization of deferred acquisition costs and
     intangibles..................................   42.4     38.0    33.1
                                                   ------   ------  ------
       Total benefits and expenses................  427.2    429.6   427.3
                                                   ------   ------  ------
Income before income taxes........................   84.1     72.9    91.5
Provision for income taxes........................   29.7     22.7    30.1
                                                   ------   ------  ------
Net income........................................ $ 54.4   $ 50.2  $ 61.4
                                                   ======   ======  ======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                    December 31,
                                                                                 ------------------
                                                                                   2007      2006
                                                                                 --------  --------
Assets
Investments:
 Fixed maturity securities available-for-sale, at fair value.................... $4,181.2  $4,032.8
 Equity securities available-for-sale, at fair value............................     82.4      43.0
 Commercial mortgage loans......................................................    982.0     964.5
 Policy loans...................................................................     30.8      32.2
 Other invested assets..........................................................    105.8      66.5
                                                                                 --------  --------
   Total investments............................................................  5,382.2   5,139.0
                                                                                 --------  --------
Cash and cash equivalents.......................................................    227.6     129.9
Accrued investment income.......................................................     46.3      47.7
Deferred acquisition costs......................................................    457.2     404.1
Goodwill........................................................................     74.4      74.4
Intangible assets...............................................................     48.0      40.5
Reinsurance recoverable.........................................................  1,719.6   1,641.3
Other assets....................................................................     19.5      21.0
Separate account assets.........................................................    781.9     480.3
                                                                                 --------  --------
   Total assets................................................................. $8,756.7  $7,978.2
                                                                                 ========  ========
Liabilities and stockholders' equity
Liabilities:
 Future policy benefits......................................................... $2,063.0  $1,881.7
 Policyholder account balances..................................................  4,209.6   3,995.1
 Liability for policy and contract claims.......................................    255.8     224.7
 Unearned premiums..............................................................     57.1      54.7
 Other liabilities..............................................................    297.3     286.4
 Deferred income tax liability..................................................     87.5      84.9
 Separate account liabilities...................................................    781.9     480.3
                                                                                 --------  --------
   Total liabilities............................................................  7,752.2   7,007.8
                                                                                 --------  --------
Commitments and contingencies
Stockholders' equity:
 Common stock ($1,000 par value, 3,056 shares authorized, issued and
   outstanding).................................................................      3.1       3.1
 Additional paid-in capital.....................................................    634.8     629.5
                                                                                 --------  --------
 Accumulated other comprehensive income (loss):
   Net unrealized investment gains (losses).....................................    (30.2)      9.0
   Derivatives qualifying as hedges.............................................     13.6        --
                                                                                 --------  --------
 Total accumulated other comprehensive income (loss)............................    (16.6)      9.0
 Retained earnings..............................................................    383.2     328.8
                                                                                 --------  --------
   Total stockholders' equity...................................................  1,004.5     970.4
                                                                                 --------  --------
   Total liabilities and stockholders' equity................................... $8,756.7  $7,978.2
                                                                                 ========  ========


         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholder's Equity
                             (Amounts in millions)

                                                                      Accumulated
                                                          Additional     other                  Total
                                                   Common  paid-in   comprehensive Retained stockholders'
                                                   stock   capital   income (loss) earnings    equity
                                                   ------ ---------- ------------- -------- -------------
Balances as of January 1, 2005....................  $3.1    $628.4      $ 66.1      $228.4    $  926.0
                                                                                              --------
Comprehensive income:
   Net income.....................................    --        --          --        61.4        61.4
   Net unrealized gains (losses) on investment
     securities...................................    --        --       (33.2)         --       (33.2)
                                                                                              --------
       Total comprehensive income.................                                                28.2
Other transactions with stockholders..............    --       1.1          --          --         1.1
Dividends to stockholders.........................    --        --          --        (9.5)       (9.5)
                                                    ----    ------      ------      ------    --------
Balances as of December 31, 2005..................   3.1     629.5        32.9       280.3       945.8
                                                                                              --------
Comprehensive income:
   Net income.....................................    --        --          --        50.2        50.2
   Net unrealized gains (losses) on investment
     securities...................................    --        --       (23.9)         --       (23.9)
                                                                                              --------
       Total comprehensive income.................                                                26.3
Other transactions with stockholders..............    --        --          --        (1.7)       (1.7)
                                                    ----    ------      ------      ------    --------
Balances as of December 31, 2006..................   3.1     629.5         9.0       328.8       970.4
                                                                                              --------
Comprehensive income:
   Net income.....................................    --        --          --        54.4        54.4
   Net unrealized gains (losses) on investment
     securities...................................    --        --       (39.2)         --       (39.2)
   Derivatives qualifying as hedges...............    --        --        13.6          --        13.6
                                                                                              --------
       Total comprehensive income.................    --                                          28.8
Other transactions with stockholders..............    --       5.3          --          --         5.3
                                                    ----    ------      ------      ------    --------
Balances as of December 31, 2007..................  $3.1    $634.8      $(16.6)     $383.2    $1,004.5
                                                    ====    ======      ======      ======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                        Years ended December 31,
                                                     -----------------------------
                                                        2007       2006      2005
                                                     ---------  ---------  -------
Cash flows from operating activities:
 Net income......................................... $    54.4  $    50.2  $  61.4
 Adjustments to reconcile net income to net cash
   from operating activities:
   Net investment (gains) losses....................      22.8       25.1      5.9
   Charges assessed to policyholders................     (10.6)      (6.7)    (7.7)
   Purchases of trading securities..................     (11.6)     (10.3)      --
   Amortization of fixed maturity discounts and
    premiums........................................       2.3        7.5      5.9
   Acquisition costs deferred.......................     (76.3)     (52.7)   (51.0)
   Amortization of deferred acquisition costs and
    intangibles.....................................      42.4       38.0     33.1
   Deferred income taxes............................      13.3       10.6     29.3
   Changes in certain assets and liabilities:
    Accrued investment income and other assets......     (19.4)      (6.6)    11.5
    Insurance reserves..............................     229.4      256.4    268.5
    Other liabilities and other policy-related
     balances.......................................      44.4       76.7     46.9
                                                     ---------  ---------  -------
     Net cash from operating activities.............     291.1      388.2    403.8
                                                     ---------  ---------  -------
Cash flows from investing activities:
 Proceeds from sales of investments in securities...     636.4      919.1    202.8
 Proceeds from maturities of investments in
   securities.......................................     345.9      420.9    473.6
 Principal collected on commercial mortgage loans...      84.5       72.7     86.7
 Purchases of investment securities.................  (1,226.0)  (1,060.8)  (761.1)
 Commercial mortgage loan originations..............    (102.6)    (279.0)  (238.7)
 Other invested assets, net.........................       0.3         --       --
 Policy loans, net..................................       1.4       (0.6)    (0.8)
                                                     ---------  ---------  -------
     Net cash from investing activities.............    (260.1)      72.3   (237.5)
                                                     ---------  ---------  -------
Cash flows from financing activities:
 Proceeds from issuance of investment contracts.....   1,087.8      473.7    425.3
 Redemption and benefit payments on investment
   contracts........................................  (1,004.5)    (871.2)  (507.4)
 Proceeds from short-term borrowings and other,
   net..............................................        --      147.9    123.6
 Payments on short-term borrowings..................     (16.6)    (134.0)  (165.8)
 Proceeds from transfers with affiliates............        --         --      1.1
 Dividends paid to stockholders.....................        --         --     (9.5)
                                                     ---------  ---------  -------
     Net cash from financing activities.............      66.7     (383.6)  (132.7)
                                                     ---------  ---------  -------
     Net change in cash and cash equivalents........      97.7       76.9     33.6
Cash and cash equivalents at beginning of year......     129.9       53.0     19.4
                                                     ---------  ---------  -------
Cash and cash equivalents at end of year............ $   227.6  $   129.9  $  53.0
                                                     =========  =========  =======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2007, 2006 and 2005

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 31, 2004, we became a direct, wholly-owned subsidiary of the Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth. The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries: GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, our affiliates Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged into Genworth Life and Annuity Insurance Company ("GLAIC"), with GLAIC being the surviving entity. Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), which included AML's subsidiary Mayflower Assignment Corporation, to us in exchange for a 34.5% ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. We received regulatory approval from the New York Department of Insurance ("NYDOI") for the merger of AML into GLICNY. These mergers were part of the continuing effort of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

   The accompanying consolidated financial statements have been represented as if the merger had been effective for all periods and was accounted for in a manner similar to a pooling of interests for entities under common control as the Company and AML were both wholly-owned subsidiaries of Genworth.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. In 2007, we elected to report separately our liabilities for future policy benefits and policyholder account balances in our consolidated balance sheets. Therefore, the respective prior year amounts have been reclassified to conform to the current year presentation.

  (c) Nature of Business

   Our product offerings are divided along two segments of consumer needs:
(i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities for the retirement market (variable and fixed) and institutional products. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our institutional products include funding agreements backing notes ("FABNs").

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life, universal life, whole life and long-term care insurance.

   We also have Corporate and Other activities which include income and expenses not allocated to the segments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We distribute our products in the State of New York through financial institutions and various agencies. During 2007, 2006 and 2005, 54.9%, 63.1% and 75.7%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 33.5%, 39.7%, and 61.3%, respectively, of total product sales.

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (f) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade registered securities traded in markets where estimates of fair values are readily obtained from independent pricing sources. For our less liquid securities, such as privately placed securities, we employ alternative valuation methods commonly used in the financial services industry to estimate fair value. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), sales inducements and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income. Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we record the unrealized loss in income. When there has been an adverse change in underlying cash flows on lower quality securities holdings that represent an interest in securitized financial assets, we record the unrealized loss in income.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


  (h) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses are maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions charged to current operations and recovery of principal on loans previously charged off.

  (i) Other Invested Assets

   We engage in certain securities lending transactions for the purposes of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and; therefore, continue to report such securities as fixed maturity securities in the consolidated balance sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The fair value of collateral held and included in other invested assets was $49.4 million and $53.8 million as of December 31, 2007 and 2006, respectively. We had no non-cash collateral as of December 31, 2007 and 2006.

   Other invested assets include investments in limited partnerships, which are generally accounted for under the equity method of accounting. Trading securities are also included in other invested assets. Other long-term investments are stated generally at amortized cost.

  (j) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

  (k) Deferred Acquisition Costs

   Acquisition costs represents costs that vary with and are primarily related to the acquisition of insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the policy or contract is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserves plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2007, 2006 and 2005, there were no significant charges to income recorded as a result of our DAC recoverability testing.

  (l) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2007, 2006 and 2005, there were no significant charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (m) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows and other valuation techniques to establish fair values. For the years ended December 31, 2007, 2006 and 2005, no charges were recorded as a result of our goodwill impairment testing.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


  (n) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (o) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting according to Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

  (p) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

  (q) Insurance Reserves

   Future Policy Benefits

   We account for the liability for future policy benefits in accordance with SFAS No. 60, Accounting and Reporting by Insurance Enterprises. We include insurance-type contracts, such as traditional life insurance in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We account for the liability for policyholder account balances in accordance with SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

Investments. We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (r) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (s) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   We filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

  (t) Accounting Changes

   Accounting for Uncertainty in Income Taxes

   On January 1, 2007, we adopted FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes. This guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements set forth in FIN No. 48 require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of FIN No. 48 on January 1, 2007, there were no unrecognized tax benefits.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of this standard had no impact on our consolidated results of operations and financial position.

   Accounting for Certain Hybrid Financial Instruments

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers of Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

  (u) Accounting Pronouncements Not Yet Adopted

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 will not have a material impact on our consolidated financial statements. During December 2007, the FASB issued FASB Staff Position ("FSP") FAS 157-2, which amends SFAS No. 157 to allow an entity to delay the application of this statement until January 1, 2009 for certain non-financial assets and liabilities. We expect to elect the partial adoption of SFAS No. 157 under the provisions of the FSP for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The FASB also issued proposed FSP FAS 157-c in January 2008 that would amend SFAS No. 157 to clarify the principles on fair value measurement of liabilities. Management is monitoring the status of this proposed FSP for any impact on our consolidated financial statements.

   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items will be reported in earnings in the current period. SFAS No. 159 is effective on January 1, 2008. The adoption of SFAS
No. 159 will not impact our consolidated financial statements, as no items will be elected for measurement at fair value upon initial adoption. Subsequent to initial adoption, we will evaluate eligible financial assets and liabilities on their election dates. Any future elections made under this standard would be disclosed in accordance with the provisions outlined in the statement.

   In December 2007, FASB issued SFAS No. 141R, Business Combinations. This statement establishes principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. SFAS No. 141R will be effective for us on January 1, 2009 and will be applied to business combinations for which the acquisition date is on or after the effective date. We do not expect SFAS No. 141R to have a material impact on our consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(2)Investments

  (a) Net Investment Income

   Sources of net investment income for the years ended December 31 were as follows:

(Amounts in millions)                               2007    2006    2005
---------------------                              ------  ------  ------
Fixed maturities and equity securities............ $238.8  $238.3  $247.4
Commercial mortgage loans.........................   58.2    52.2    44.7
Other invested assets.............................   10.0     7.9     2.0
Policy loans......................................    1.8     2.0     1.9
                                                   ------  ------  ------
  Gross investment income.........................  308.8   300.4   296.0
Investment expenses...............................   (7.4)   (6.5)   (6.3)
                                                   ------  ------  ------
  Net investment income........................... $301.4  $293.9  $289.7
                                                   ======  ======  ======

  (b) Net Investment Gains (Losses)

   Net investment gains (losses) for the years ended December 31 were as follows:

(Amounts in millions)                               2007    2006    2005
---------------------                              ------  ------  -----
Available-for-sale securities:
  Realized gains on sale.......................... $  0.8  $  2.0  $ 2.5
  Realized losses on sale.........................  (13.0)  (27.5)  (4.2)
Impairments.......................................   (9.2)   (0.5)  (4.2)
Net unrealized gains (losses) on trading
  securities......................................   (1.3)    0.4     --
Commercial mortgage loans.........................   (0.5)     --     --
Derivative instruments and other..................    0.4     0.5     --
                                                   ------  ------  -----
  Net investment gains (losses)................... $(22.8) $(25.1) $(5.9)
                                                   ======  ======  =====

  (c) Unrealized Gains (Losses)

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are impacted by deferred income taxes and adjustments to PVFP, DAC and sales inducements that would have resulted had such gains and losses been realized. Net unrealized gains and losses on investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31 were as follows:

(Amounts in millions)                               2007    2006   2005
---------------------                              ------  -----  ------
Net unrealized gains (losses) on investment
  securities:
  Fixed maturity securities....................... $(74.3) $ 6.7  $ 36.6
  Equity securities...............................    2.5    1.7     6.0
                                                   ------  -----  ------
   Subtotal.......................................  (71.8)   8.4    42.6
Adjustments to the present value of future
  profits, deferred acquisition costs and sales
  inducements.....................................   25.1    5.3     8.0
Deferred income taxes, net........................   16.5   (4.7)  (17.7)
                                                   ------  -----  ------
  Net unrealized investment gains (losses)........ $(30.2) $ 9.0  $ 32.9
                                                   ======  =====  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31 was as follows:

(Amounts in millions)                                2007    2006     2005
---------------------                              -------  ------  -------
Net unrealized investment gains (losses) as of
  January 1....................................... $   9.0  $ 32.9  $  66.1
                                                   -------  ------  -------
Unrealized gains (losses) arising during the
  period:
  Unrealized gains (losses) on investment
   securities.....................................  (101.5)  (59.8)  (109.4)
  Adjustment to deferred acquisition costs........    15.0    (4.5)    48.0
  Adjustment to present value of future profits...     2.8     1.4      6.3
  Adjustment to sales inducements.................     2.0     0.4      0.1
  Provision for deferred income taxes.............    28.7    22.0     17.9
                                                   -------  ------  -------
   Change in unrealized gains (losses) on
     investment securities........................   (53.0)  (40.5)   (37.1)
Reclassification adjustments to net investment
  (gains) losses, net of deferred taxes of
  $(7.5), $(9.0) and $(2.0).......................    13.8    16.6      3.9
                                                   -------  ------  -------
Net unrealized investment gains (losses) as of
  December 31..................................... $ (30.2) $  9.0  $  32.9
                                                   =======  ======  =======

  (d) Fixed Maturity and Equity Securities

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                       Gross      Gross    Estimated
                                         Amortized   Unrealized Unrealized   Fair
(Amounts in millions)                   Cost or Cost   Gains      Losses     Value
---------------------                   ------------ ---------- ---------- ---------
Fixed maturity securities:
 U.S. government and agencies..........   $   69.5     $ 8.4     $  (0.3)  $   77.6
 Government -- non U.S.................       75.3       4.8        (0.5)      79.6
 U.S. corporate........................    1,828.9      37.7       (60.8)   1,805.8
 Corporate -- non U.S..................      672.6       5.5       (19.1)     659.0
 Mortgage and asset-backed.............    1,609.2      11.2       (61.2)   1,559.2
                                          --------     -----     -------   --------
   Total fixed maturity securities.....    4,255.5      67.6      (141.9)   4,181.2
Equity securities......................       79.9       2.7        (0.2)      82.4
                                          --------     -----     -------   --------
   Total available-for-sale securities.   $4,335.4     $70.3     $(142.1)  $4,263.6
                                          ========     =====     =======   ========

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                       Gross      Gross    Estimated
                                         Amortized   Unrealized Unrealized   Fair
(Amounts in millions)                   Cost or Cost   Gains      Losses     Value
---------------------                   ------------ ---------- ---------- ---------
Fixed maturity securities:
 U.S. government and agencies..........   $  247.4     $ 5.5      $ (2.6)  $  250.3
 Government -- non U.S.................       64.6       5.3          --       69.9
 U.S. corporate........................    2,005.6      41.1       (35.4)   2,011.3
 Corporate -- non U.S..................      517.2       8.7        (9.4)     516.5
 Mortgage and asset-backed.............    1,191.3       6.6       (13.1)   1,184.8
                                          --------     -----      ------   --------
   Total fixed maturity securities.....    4,026.1      67.2       (60.5)   4,032.8
Equity securities......................       41.3       1.7          --       43.0
                                          --------     -----      ------   --------
   Total available-for-sale securities.   $4,067.4     $68.9      $(60.5)  $4,075.8
                                          ========     =====      ======   ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we record the unrealized loss in income. When there has been an adverse change in underlying cash flows on lower quality securities holdings that represent an interest in securitized financial assets, we record the unrealized loss in income.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. We measure impairment charges based upon the difference between the book value of a security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which the intent to hold the securities to recovery no longer exists. The aggregate fair value of securities sold at a loss during the twelve months ended December 31, 2007 was $513.3 million, which was approximately 97.3% of book value.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2007:

                                                          Less than 12 Months              12 Months or More
                                                    ------------------------------- -------------------------------
                                                    Estimated   Gross               Estimated   Gross
                                                      Fair    Unrealized    # of      Fair    Unrealized    # of
(Dollar amounts in millions)                          Value     Losses   Securities   Value     Losses   Securities
----------------------------                        --------- ---------- ---------- --------- ---------- ----------
Description of Securities
Fixed maturity securities:
 U.S. government, agencies and government sponsored
   entities........................................ $     --    $   --       --     $    8.7    $ (0.3)       2
 Government -- non U.S.............................     21.0      (0.5)      12           --        --       --
 U.S. corporate....................................    535.6     (23.9)     111        453.0     (36.9)     112
 Corporate -- non U.S..............................    234.6      (5.1)      65        187.5     (14.0)      50
 Asset-backed......................................    252.2     (32.1)      13         29.3      (0.3)       6
 Mortgage-backed...................................    282.0     (17.3)      65        370.0     (11.5)      68
                                                    --------    ------      ---     --------    ------      ---
 Subtotal, fixed maturity securities...............  1,325.4     (78.9)     266      1,048.5     (63.0)     238
Equity securities..................................       --        --       --          1.3      (0.2)       1
                                                    --------    ------      ---     --------    ------      ---
Total temporarily impaired securities.............. $1,325.4    $(78.9)     266     $1,049.8    $(63.2)     239
                                                    ========    ======      ===     ========    ======      ===
% Below cost -- fixed maturities:
 (less than)20% Below cost......................... $1,230.9    $(52.8)     261     $1,018.7    $(50.8)     227
 20-50% Below cost.................................     94.5     (26.1)       5         29.8     (12.2)      11
 (greater than)50% Below cost......................       --        --       --           --        --       --
                                                    --------    ------      ---     --------    ------      ---
 Total fixed maturity securities...................  1,325.4     (78.9)     266      1,048.5     (63.0)     238
                                                    --------    ------      ---     --------    ------      ---
% Below cost -- equity securities:
 (less than)20% Below cost.........................       --        --       --          1.3      (0.2)       1
                                                    --------    ------      ---     --------    ------      ---
 Total equity securities...........................       --        --       --          1.3      (0.2)       1
                                                    --------    ------      ---     --------    ------      ---
Total temporarily impaired securities.............. $1,325.4    $(78.9)     266     $1,049.8    $(63.2)     239
                                                    ========    ======      ===     ========    ======      ===
Investment grade................................... $1,222.9    $(76.3)     224     $  987.0    $(51.5)     217
Below investment grade.............................    102.5      (2.6)      42         61.5     (11.5)      21
Not Rated -- Equities..............................       --        --       --          1.3      (0.2)       1
                                                    --------    ------      ---     --------    ------      ---
Total temporarily impaired securities.............. $1,325.4    $(78.9)     266     $1,049.8    $(63.2)     239
                                                    ========    ======      ===     ========    ======      ===

   The investment securities in an unrealized loss position as of December 31, 2007 consisted of 505 securities accounting for unrealized losses of $142.1 million. Of the unrealized losses, 89.9% were investment grade (rated AAA through BBB-) and 73.0% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to a generally high interest rate environment including the widening of credit spreads as investors sought higher compensation for the assumption of market risk during 2007.

   There were four securities 20% or more below cost and below investment grade (rated BB+ and below) for twelve months or more as of December 31, 2007. These securities accounted for unrealized losses of $6.4 million.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investments until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2007.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                                 Less than 12 Months              12 Months or More
                                           ------------------------------- -------------------------------
                                           Estimated   Gross               Estimated   Gross
                                             Fair    Unrealized    # of      Fair    Unrealized    # of
(Dollar amounts in millions)                 Value     Losses   Securities   Value     Losses   Securities
----------------------------               --------- ---------- ---------- --------- ---------- ----------
Description of Securities
Fixed maturity securities:
 U.S. government, agencies and government
   sponsored entities.....................  $170.9     $ (2.2)       2     $   17.0    $ (0.4)       5
 Government -- non U.S....................     4.7         --        9          2.3        --        4
 U.S. Corporate...........................   330.7       (7.6)      94        632.7     (27.8)     177
 Corporate -- non U.S.....................   122.7       (1.6)      39        197.5      (7.8)      56
 Asset-backed.............................     1.7         --        3          8.8      (0.2)       7
 Mortgage-backed..........................    96.1       (0.7)      23        420.1     (12.2)      89
                                            ------     ------      ---     --------    ------      ---
Total temporarily impaired securities.....  $726.8     $(12.1)     170     $1,278.4    $(48.4)     338
                                            ======     ======      ===     ========    ======      ===
% Below cost -- fixed maturity securities:
 (less than)20% Below cost................  $726.8     $(12.1)     170     $1,278.4    $(48.4)     338
                                            ------     ------      ---     --------    ------      ---
Total temporarily impaired securities.....  $726.8     $(12.1)     170     $1,278.4    $(48.4)     338
                                            ======     ======      ===     ========    ======      ===
Investment grade..........................  $684.4     $(10.4)     149     $1,224.5    $(44.1)     321
Below investment grade....................    42.4       (1.7)      21         53.9      (4.3)      17
                                            ------     ------      ---     --------    ------      ---
Total temporarily impaired securities.....  $726.8     $(12.1)     170     $1,278.4    $(48.4)     338
                                            ======     ======      ===     ========    ======      ===

   The scheduled maturity distribution of fixed maturity securities as of December 31, 2007 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized   Estimated
(Amounts in millions)                              Cost or Cost Fair Value
---------------------                              ------------ ----------
Due in one year or less...........................   $  116.9    $  117.2
Due after one year through five years.............      669.2       664.9
Due after five years through ten years............      808.1       794.8
Due after ten years...............................    1,052.1     1,045.1
                                                     --------    --------
  Subtotal........................................    2,646.3     2,622.0
Mortgage and asset-backed.........................    1,609.2     1,559.2
                                                     --------    --------
  Total...........................................   $4,255.5    $4,181.2
                                                     ========    ========

   As of December 31, 2007, $301.4 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2007, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 26.4%, 26.3% and 13.6% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   As of December 31, 2007, we did not hold any fixed maturity securities that exceeded 10% of stockholders' equity.

   As of December 31, 2007 and 2006, there were no fixed maturity securities in default (issuer has missed a coupon payment or entered bankruptcy).

   As of December 31, 2007 and 2006, $0.8 million and $1.4 million of securities were on deposit with state government insurance departments in order to comply with relevant insurance regulations, respectively.

  (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                            December 31,
                                                   ------------------------------
                                                        2007            2006
                                                   --------------  --------------
                                                   Carrying % of   Carrying % of
(Amounts in millions)                               Value   Total   Value   Total
---------------------                              -------- -----  -------- -----
Property Type
Retail............................................  $314.7   32.0%  $295.2   30.6%
Industrial........................................   311.9   31.7    311.1   32.2
Office............................................   216.7   22.0    219.7   22.8
Apartments........................................    94.8    9.7    101.7   10.5
Mixed use/other...................................    45.3    4.6     37.7    3.9
                                                    ------  -----   ------  -----
  Total principal balance.........................   983.4  100.0%   965.4  100.0%
                                                            =====           =====
  Unamortized balance of loan origination fees
   and costs......................................     0.9             0.9
  Allowance for losses............................    (2.3)           (1.8)
                                                    ------          ------
  Total...........................................  $982.0          $964.5
                                                    ======          ======

                                    December 31,
                           ------------------------------
                                2007            2006
                           --------------  --------------
                           Carrying % of   Carrying % of
(Amounts in millions)       Value   Total   Value   Total
---------------------      -------- -----  -------- -----
Geographic Region
Pacific...................  $320.9   32.6%  $302.8   31.4%
South Atlantic............   224.4   22.8    219.9   22.8
Middle Atlantic...........   133.1   13.6    128.6   13.3
East North Central........    94.4    9.6     89.7    9.3
Mountain..................    64.3    6.5     69.6    7.2
New England...............    44.1    4.5     44.7    4.6
West North Central........    40.3    4.1     43.0    4.5
West South Central........    37.4    3.8     41.7    4.3
East South Central........    24.5    2.5     25.4    2.6
                            ------  -----   ------  -----
  Total principal balance.   983.4  100.0%   965.4  100.0%
                                    =====           =====
  Unamortized balance of
   loan origination fees
   and costs..............     0.9             0.9
  Allowance for losses....    (2.3)           (1.8)
                            ------          ------
  Total...................  $982.0          $964.5
                            ======          ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   For the year ended December 31, 2007, we originated $23.9 million of mortgages secured by real estate in California, which represented 23.3% of our total U.S. originations for 2007. For the year ended December 31, 2006, we originated $35.3 million of mortgages secured by real estate in Washington, which represent 12.6%, of our total U.S. originations for 2006.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2007 and 2006) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition (none as of December 31, 2007 and 2006). There were no non-income producing mortgage loans as of December 31, 2007 and 2006.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Amounts in millions)                              2007  2006   2005
---------------------                              ---- -----  -----
Balance as of January 1........................... $1.8 $ 3.1  $ 5.2
Provision.........................................  0.5   0.1    0.8
Release...........................................   --  (1.4)  (2.9)
                                                   ---- -----  -----
Balance as of December 31......................... $2.3 $ 1.8  $ 3.1
                                                   ==== =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $2.9 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

  (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                            December 31,
                                                   -----------------------------
                                                        2007           2006
                                                   -------------  --------------
                                                   Carrying % of  Carrying % of
(Amounts in millions)                               Value   Total  Value   Total
---------------------                              -------- ----- -------- -----
Securities lending collateral.....................  $ 49.4  46.7%  $53.8    80.9%
Derivatives.......................................    34.3  32.4      --      --
Trading securities................................    20.3  19.2    10.3    15.5
Limited partnerships..............................     1.8   1.7     2.4     3.6
                                                    ------  ----   -----   -----
  Total other invested assets.....................  $105.8   100%  $66.5   100.0%
                                                    ======  ====   =====   =====

(3)Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   Certain derivative instruments are designated as cash flow hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded as a component of other comprehensive income. The

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                              2007  2006 2005
---------------------                              ----- ---- ----
Derivatives qualifying as effective accounting
  hedges as of January 1.......................... $  -- $--  $--
Current period increases in fair value, net of
  deferred taxes of $7.4..........................  13.6  --   --
                                                   ----- ---  ---
Derivatives qualifying as effective accounting
  hedges as of December 31........................ $13.6 $--  $--
                                                   ===== ===  ===

   The $13.6 million, net of taxes, recorded in stockholders' equity as of December 31, 2007 is expected to be reclassified to future income, concurrently with, and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. No amounts are expected to be reclassified to income in the year ending December 31, 2008. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions currently being held are expected to occur by 2036. No amounts were reclassified to income during the years ended December 31, 2007, 2006 or 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in Derivative Instruments

   The fair value of derivative instruments is based upon either market quotations or pricing valuation models, which utilize independent third-party data as input. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                               December 31,
                          -------------------------------------------------------
                                     2007                        2006
                          --------------------------- ---------------------------
                          Notional                    Notional
(Amounts in millions)      Value   Assets Liabilities  Value   Assets Liabilities
---------------------     -------- ------ ----------- -------- ------ -----------
Interest rate swaps...... $1,105.6 $24.3     $1.6       $--     $--       $--
Equity index options.....     67.1  10.0       --        --      --        --
Financial futures........     12.5    --       --        --      --        --
                          -------- -----     ----       ---     ---       ---
  Total derivatives...... $1,185.2 $34.3     $1.6       $--     $--       $--
                          ======== =====     ====       ===     ===       ===

   The fair value of derivatives in a gain position was recorded in other invested assets and the fair value of derivatives in a loss position was recorded in other liabilities. As of December 31, 2007 and 2006, the fair value of derivatives includes $12.1 million and $0.0 million, respectively, recorded in other invested assets and $1.3 million and $0.0 million, respectively, recorded in other liabilities related to derivatives that do not qualify for hedge accounting.

   Income Effects of Derivatives

   In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. The ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2007, 2006 and 2005 was not material. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2007, 2006 and 2005 related to the hedge of future cash flows.

   We hold certain derivative instruments that do not qualify for hedge accounting. The changes in fair value of these instruments are recognized currently in income. For the year ended December 31, 2007, the effect on pre-tax income was a gain of $3.4 million recorded in net investment gains (losses). There was no effect in 2006 and 2005.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Derivative Counterparty Credit Risk

   We manage derivative counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements contain mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either party's unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2007, we could have been required to disburse up to $0.8 million and claim up to $33.5 million from counterparties. This represents the net fair value of losses and gains by counterparty. As of December 31, 2007, net fair value gains for each counterparty was $33.5 million and the net fair value losses for each counterparty was $0.8 million.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P if the agreements governing such transactions require us and the counterparties to provide collateral in certain circumstances.

(4)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31 was as follows:

(Amounts in millions)                               2007    2006    2005
---------------------                              ------  ------  ------
Unamortized balance as of January 1............... $397.7  $360.2  $337.1
  Costs deferred..................................   76.3    52.7    51.0
  Amortization, net of interest accretion.........  (38.2)  (35.7)  (27.9)
  Adjustment......................................     --    20.5      --
                                                   ------  ------  ------
Unamortized balance as of December 31.............  435.8   397.7   360.2
  Accumulated effect of net unrealized investment
   (gains) losses.................................   21.4     6.4    10.9
                                                   ------  ------  ------
Balance as of December 31......................... $457.2  $404.1  $371.1
                                                   ======  ======  ======

   The adjustment was the result of a reclassification from future policy benefits.

(5)Intangible Assets and Goodwill

   As of December 31, 2007 and 2006, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                              2007                        2006
                                                   --------------------------  --------------------------
                                                   Gross Carrying Accumulated  Gross Carrying Accumulated
(Amounts in millions)                                  Amount     Amortization     Amount     Amortization
---------------------                              -------------- ------------ -------------- ------------
Present value of future profits...................     $123.3        $(95.4)       $120.5        $(91.2)
Deferred sales inducements to contractholders.....       24.4          (4.3)         13.4          (2.2)
                                                       ------        ------        ------        ------
Total.............................................     $147.7        $(99.7)       $133.9        $(93.4)
                                                       ======        ======        ======        ======

   Amortization expense, net of interest accretion, related to PVFP for the years ended December 31, 2007, 2006, and 2005 was $4.2 million, $2.3 million and $5.2 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $2.1 million, $1.3 million and $0.8 million was included in benefits and other changes in policy reserves for the years ended December 31, 2007, 2006 and 2005, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                               2007   2006   2005
---------------------                              -----  -----  -----
Unamortized balance as of January 1............... $30.9  $33.2  $38.4
  Interest accreted at 4.9%, 5.0% and 5.0%,
   respectively...................................   1.4    1.6    1.8
  Amortization....................................  (5.6)  (3.9)  (7.0)
                                                   -----  -----  -----
Unamortized balance as of December 31.............  26.7   30.9   33.2
  Accumulated effect of net unrealized investment
   (gains) losses.................................   1.2   (1.6)  (3.0)
                                                   -----  -----  -----
Balance as of December 31......................... $27.9  $29.3  $30.2
                                                   =====  =====  =====

   The estimated percentage of the December 31, 2007 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

            2008.............................................. 10.7%
            2009..............................................  9.6%
            2010..............................................  8.7%
            2011..............................................  7.8%
            2012..............................................  7.0%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (b) Goodwill

   Our goodwill balance, net of accumulated amortization, was $74.4 million as of December 31, 2007 and 2006. Our Protection segment accounted for $49.1 million of the total goodwill balance for both years, while our Retirement Income and Investments segment comprised the remaining $25.3 million.

   We test goodwill for impairment annually using estimates that require management to make assumptions concerning how the reporting unit will perform in the future. These assumptions are based on our historical experience and our expectations of future performance. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions.
Any adverse changes in these assumptions for our Retirement Income and Investments segment considered to be reasonably possible may result in an impairment of this segment's goodwill in the near term. No impairment charge was recognized in 2007, 2006, or 2005.

(6)Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2007, the maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut, formerly known as The Travelers Insurance Company. Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $213.1 million and $237.0 million as of December 31, 2007 and 2006, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force structured settlements reinsured had aggregate policyholder reserves of $706.2 million and $706.3 million as of December 31, 2007 and 2006, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $666.1 million and $607.4 million as of December 31, 2007 and 2006, respectively. As of December 31, 2007 and 2006, we had $174.5 million and $184.9 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.6 million and $2.3 million for the years ended December 31, 2007 and 2006, respectively.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also have a reinsurance agreement with UFLIC whereby we assume liabilities and future premiums related to certain of UFLIC's New York business. Certain fixed maturities with a fair value of $28.6 million as of December 31, 2006 were held in trust for the benefit of UFLIC. This trust agreement was terminated effective February 1, 2007 as the trust was no longer required for the UFLIC reinsurance credit.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Net life insurance in-force as of December 31 was as follows:

(Amounts in millions)                                 2007        2006        2005
---------------------                              ----------  ----------  ----------
Direct life insurance in-force.................... $ 27,784.6  $ 25,967.4  $ 22,196.3
Amounts assumed from other companies..............       63.5        68.6        74.9
Amounts ceded to other companies..................  (21,028.8)  (19,311.9)  (15,669.0)
                                                   ----------  ----------  ----------
Net life insurance in-force....................... $  6,819.3  $  6,724.1  $  6,602.2
                                                   ----------  ----------  ----------
Percentage of amount assumed to net...............        0.9%        1.0%        1.1%
                                                   ==========  ==========  ==========

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                   Written                    Earned
                          -------------------------  ------------------------
(Amounts in millions)       2007     2006     2005     2007     2006    2005
---------------------     -------  -------  -------  -------  -------  ------
Direct................... $ 248.3  $ 246.5  $ 246.2  $ 245.5  $ 243.8  $242.6
Assumed..................    81.5     86.6     78.6     82.0     87.2    77.0
Ceded....................  (112.8)  (110.4)  (100.0)  (112.8)  (110.2)  (97.0)
                          -------  -------  -------  -------  -------  ------
Net premiums............. $ 217.0  $ 222.7  $ 224.8  $ 214.7  $ 220.8  $222.6
                          =======  =======  =======  =======  =======  ======
Percentage of amount
  assumed to net.........                               38.2%    39.5%   34.6%
                                                     =======  =======  ======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $175.8 million, $160.6 million and $147.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.

(7)Insurance Reserves

   Future Policy Benefits

   The following table sets forth the major assumptions underlying our recorded liabilities for future policy benefits as of December 31:

                                                   Mortality/
                                                   Morbidity  Interest Rate
(Amounts in millions)                              Assumption  Assumption     2007     2006
---------------------                              ---------- ------------- -------- --------
Structured settlements with life contingencies....     (a)     4.0% - 8.5%  $  571.2 $  549.4
Annuity contracts with life contingencies.........     (a)     4.0% - 8.5%     273.1    252.0
Supplementary contracts with life contingencies...     (a)     4.0% - 8.5%      46.3     43.7
Traditional life insurance contracts..............     (b)     4.0% - 8.5%      55.4     50.7
Accident and health insurance contracts...........     (c)     4.0% - 8.5%       0.3      0.4
Long-term care insurance contracts................     (d)     4.0% - 8.5%   1,116.7    985.5
                                                                            -------- --------
  Total future policy benefits....................                          $2,063.0 $1,881.7
                                                                            ======== ========

--------
(a)Assumptions for limited-payment contracts come from either the United States Population Table, 1971 Individual Annuitant Mortality Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term Table, 2001 CSO table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and the 1983 Individual Annuity Mortality Table.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Assumptions as to persistency are based on the Company's experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(Amounts in millions)                                                         2007     2006
---------------------                                                       -------- --------
Annuity contracts.......................................................... $3,228.8 $3,419.9
GICs, funding agreements and FABNs.........................................    401.0       --
Structured settlements without life contingencies..........................    263.6    266.9
Supplementary contracts without life contingencies.........................     72.9     61.6
Other......................................................................       --      0.1
                                                                            -------- --------
  Total investment contracts...............................................  3,966.3  3,748.5
Universal life insurance contracts.........................................    243.3    246.6
                                                                            -------- --------
  Total policyholder account balances...................................... $4,209.6 $3,995.1
                                                                            ======== ========

   Certain Nontraditional Long-duration Contracts

   Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 6) of our variable annuities with death benefits, including both separate account and fixed account assets, is approximately $620.3 million and $305.1 million as of December 31, 2007 and 2006, respectively, with related guaranteed death benefit exposure (or net amount at risk) of $2.1 million as of December 31, 2007. The exposure for 2006 was not significant. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance was $0.3 million as of December 31, 2007 and 2006.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

(8)Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $90.5 million, $76.3 million and $70.6 million for the years ended December 31, 2007, 2006 and 2005, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $32.2 million, $28.9 million and $28.8 million for the years ended December 31, 2007, 2006 and 2005, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. We have a revolving credit line with GNA. No interest expense was incurred under this agreement in 2007 and $0.1 million for each of the years ended December 31, 2006 and 2005. We paid interest at the cost of funds of GNA, which was 4.4%, 5.2% and 4.3% for the years ended December 31, 2007, 2006 and 2005, respectively. The amount outstanding and included in other liabilities in the consolidated balance sheets was $12.9 million as of December 31, 2006, which was repaid in January 2007.

   See note 9 for information regarding our tax assumption agreement with our indirect parent company, GNA.

(9)Income Taxes

   The total provision for income taxes for the years ended December 31 consisted of the following components:

(Amounts in millions)                              2007   2006   2005
---------------------                              ----- -----  -----
Current federal income taxes...................... $14.6 $12.2  $ 1.4
Deferred federal income taxes.....................  12.9  10.5   27.9
                                                   ----- -----  -----
  Total federal income taxes......................  27.5  22.7   29.3
                                                   ----- -----  -----
Current state income taxes........................   1.8  (0.1)  (0.6)
Deferred state income taxes.......................   0.4   0.1    1.4
                                                   ----- -----  -----
   Total state income taxes.......................   2.2    --    0.8
                                                   ----- -----  -----
   Total provision for income taxes............... $29.7 $22.7  $30.1
                                                   ===== =====  =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

                                                                            2007  2006  2005
                                                                            ----  ----  ----
Statutory U.S. federal income tax rate..................................... 35.0% 35.0% 35.0%
State income tax, net of federal income tax effect.........................  1.7    --   0.5
Tax contingencies.......................................................... (0.2) (4.3)   --
Dividends received deductions.............................................. (1.3)   --    --
Other, net.................................................................  0.1   0.4  (2.6)
                                                                            ----  ----  ----
Effective rate............................................................. 35.3% 31.1% 32.9%
                                                                            ====  ====  ====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The components of the net deferred income tax liability as of December 31 were as follows:

(Amounts in millions)                               2007   2006
---------------------                              ------ ------
Assets:
  Net unrealized losses on investment securities.. $ 16.5 $   --
  Investments.....................................    2.6     --
  Accrued commissions and general expenses........    1.7    6.8
  Insurance reserves..............................   20.5   28.4
  Other, net......................................    4.6    2.3
                                                   ------ ------
   Total deferred income tax assets...............   45.9   37.5
                                                   ------ ------
Liabilities:
  Net unrealized gains on derivatives.............    7.4     --
  Net unrealized gains on investment securities...     --    4.7
  Investments.....................................     --    1.2
  Present value of future profits.................   12.9   13.5
  Deferred acquisition costs......................  113.0   96.3
  Other, net......................................    0.1    6.7
                                                   ------ ------
   Total deferred income tax liabilities..........  133.4  122.4
                                                   ------ ------
  Net deferred income tax liability............... $ 87.5 $ 84.9
                                                   ====== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $13.4 million and $23.2 million for the years ended December 31, 2007 and 2006, respectively, and received refunds of federal and state taxes of $19.3 million for the year ended December 31, 2005.

   As of December 31, 2007 and 2006, our current income tax receivable (payable) was $(0.8) million and $1.9 million, respectively. In 2006, we recorded $2.5 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The redemption was offset by a decrease in tax expense resulting in no net impact to total stockholders' equity.

   As of January 1, 2007 and December 31, 2007, the Company had no unrecognized tax benefits. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits. The consolidated balance sheets as of December 31, 2007 and 2006 include no amounts for interest or penalties related to unrecognized tax benefits. Interest expense (income) of $0.4 million and $(0.6) million were recognized as a component of income tax expense in 2007 and 2006, respectively.

   The Company files U.S. federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, the company is no longer subject to U.S. federal tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The U.S. federal field examination regarding 2003 and 2004 tax years was concluded in September 2007, and a Revenue Agent Report was issued. Certain issues are currently under review by the Joint Committee of Taxation for 2000 through 2002 tax years and in the Internal Revenue Service administrative appeals process for 2003 and 2004 tax years. The Internal Revenue Service is currently reviewing the U.S. income tax returns for the 2005 and 2006 tax years.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(10)Commitments and Contingencies

  (a) Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We were committed to fund $15.0 million and $27.7 million as of December 31, 2007 and 2006, respectively, in commercial mortgage loans, which will be held for investment purposes.

  (b) Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

(11)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts and other invested assets, including securities lending collateral. Other financial assets and liabilities -- those not carried at fair value or disclosed separately -- are discussed below. Few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument.

   Borrowings. Based on quoted market prices or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                               2007                         2006
                                                   ---------------------------- ----------------------------
                                                   Notional Carrying Estimated  Notional Carrying Estimated
(Amounts in millions)                               Amount   Amount  Fair Value  Amount   Amount  Fair Value
---------------------                              -------- -------- ---------- -------- -------- ----------
Assets:
  Commercial mortgage loans.......................  $  (a)  $  982.0  $1,015.9   $  (a)  $  964.5  $  952.1
  Other financial instruments.....................     (a)       1.9       2.2      (a)        --        --
Liabilities:
  Borrowings......................................     (a)        --        --      (a)      12.9      12.9
  Investment contracts............................     (a)   3,966.3   3,884.3      (a)   3,748.5   3,638.7
Other firm commitments:
  Ordinary course of business lending commitments.   15.0         --        --    27.7         --        --
  Commitments to fund limited partnerships........     --         --        --     1.8         --        --

--------
(a)These financial instruments do not have notional amounts.

(12)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the NYDOI. Based on statutory results as of December 31, 2007, we are able to distribute $40.9 million in dividends in 2008 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2007 and 2006.

(13)Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no permitted accounting practices.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below:

   (Amounts in millions)                               2007    2006    2005
   ---------------------                              ------ -------  ------
   Statutory net income (loss)....................... $110.7 $(133.6) $ 94.7
   Statutory capital and surplus.....................  408.8   307.3   452.3

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk,
(2) insurance risk, (3) interest rate risk and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2007 and 2006, we exceeded the minimum required RBC levels.

(14)Segment Information

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance and (2) Protection, which includes our universal life,

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

whole life and long-term care insurance. We also have Corporate and Other, which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortizations are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See Note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2007:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other       Total
---------------------                              ----------- ---------- ------------- --------
Net investment income.............................  $  211.1    $   78.1     $ 12.2     $  301.4
Premiums..........................................      55.4       159.3         --        214.7
Net investment gains (losses).....................     (20.3)       (1.6)      (0.9)       (22.8)
Policy fees and other income......................      14.8         3.2         --         18.0
                                                    --------    --------     ------     --------
  Total revenues..................................     261.0       239.0       11.3        511.3
                                                    --------    --------     ------     --------
Benefits and other changes in policy reserves.....      72.8       147.9         --        220.7
Interest credited.................................     112.9        11.7         --        124.6
Acquisition and operating expenses, net of
  deferrals.......................................      18.3        17.5        3.7         39.5
Amortization of deferred acquisition costs and
  intangibles.....................................      34.7         7.7         --         42.4
                                                    --------    --------     ------     --------
  Total benefits and expenses.....................     238.7       184.8        3.7        427.2
                                                    --------    --------     ------     --------
Income before income taxes........................      22.3        54.2        7.6         84.1
Provision for income taxes........................       6.9        19.2        3.6         29.7
                                                    --------    --------     ------     --------
Net income........................................  $   15.4    $   35.0     $  4.0     $   54.4
                                                    ========    ========     ======     ========
Total assets......................................  $5,918.5    $2,528.2     $310.0     $8,756.7
                                                    ========    ========     ======     ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other       Total
---------------------                              ----------- ---------- ------------- --------
Net investment income.............................  $  212.8    $   73.9     $  7.2     $  293.9
Premiums..........................................      71.3       149.5         --        220.8
Net investment gains (losses).....................     (24.2)       (1.0)       0.1        (25.1)
Policy fees and other income......................      10.0         2.9         --         12.9
                                                    --------    --------     ------     --------
  Total revenues..................................     269.9       225.3        7.3        502.5
                                                    --------    --------     ------     --------
Benefits and other changes in policy reserves.....      88.0       136.0         --        224.0
Interest credited.................................     114.1        11.4         --        125.5
Acquisition and operating expenses, net of
  deferrals.......................................      18.1        20.0        4.0         42.1
Amortization of deferred acquisition costs and
  intangibles.....................................      34.1         3.9         --         38.0
                                                    --------    --------     ------     --------
  Total benefits and expenses.....................     254.3       171.3        4.0        429.6
                                                    --------    --------     ------     --------
Income before income taxes........................      15.6        54.0        3.3         72.9
Provision (benefit) for income taxes..............       5.5        19.1       (1.9)        22.7
                                                    --------    --------     ------     --------
Net income........................................  $   10.1    $   34.9     $  5.2     $   50.2
                                                    ========    ========     ======     ========
Total assets......................................  $5,404.4    $2,290.9     $282.9     $7,978.2
                                                    ========    ========     ======     ========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2005:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other      Total
---------------------                              ----------- ---------- ------------- ------
Net investment income.............................   $221.0      $ 62.6       $ 6.1     $289.7
Premiums..........................................     78.7       143.9          --      222.6
Net investment gains (losses).....................       --          --        (5.9)      (5.9)
Policy fees and other income......................      6.2         6.2          --       12.4
                                                     ------      ------       -----     ------
  Total revenues..................................    305.9       212.7         0.2      518.8
                                                     ------      ------       -----     ------
Benefits and other changes in policy reserves.....     87.8       122.2          --      210.0
Interest credited.................................    128.3        11.1          --      139.4
Acquisition and operating expenses, net of
  deferrals.......................................     20.2        21.9         2.7       44.8
Amortization of deferred acquisition costs and
  intangibles.....................................     24.2         8.9          --       33.1
                                                     ------      ------       -----     ------
  Total benefits and expenses.....................    260.5       164.1         2.7      427.3
                                                     ------      ------       -----     ------
Income (loss) before income taxes.................     45.4        48.6        (2.5)      91.5
Provision (benefit) for income taxes..............     16.0        17.2        (3.1)      30.1
                                                     ------      ------       -----     ------
Net income........................................   $ 29.4      $ 31.4       $ 0.6     $ 61.4
                                                     ======      ======       =====     ======

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
           Previously filed on September 10, 1997 with initial filing to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-39955.

 (1)(b)    Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the change in name of GE Capital Life
           Assurance Company of New York to Genworth Life Insurance Company of
           New York. Previously filed on January 3, 2006 with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life of New York VA
           Separate Account 1, Registration No. 333-47016.

 (1)(c)    Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the change in name GE Capital Life
           Separate Account II to Genworth Life of New York VA Separate Account
           1. Previously filed on January 3, 2006 with Post-Effective Amendment
           No. 22 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (2)       Not Applicable.

 (3)       Underwriting Agreement between GE Capital Life and Capital Brokerage
           Corporation. Previously filed on May 13, 1998 with Pre-Effective
           Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-39955.

 (3)(i)    Dealer Sales Agreement. Previously filed on May 13, 1998 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.

 (4)(i)    Form of Policy NY1155 4/00. Previously filed on November 2, 2001 with
           Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

 (4)(ii)   Endorsements to Policy.

    (a)    Guarantee Account Rider NY4066. Previously filed on September 10,
           1997 with initial filing to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-39955.

    (a)(i) Guarantee Account Endorsement NY5265 6/03. Previously filed on August
           27, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-47016.

    (b) Trust Endorsement NY5066. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-39955.

    (c)    Pension Endorsement NY5067. Previously filed on May 13, 1998 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.

    (d)    Individual Retirement Annuity Endorsement NY5069. Previously filed on
           May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-39955.

    (e) 403(b) Annuity Endorsement NY5070. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.

    (f)    Optional Death Benefit Rider NY5071. Previously filed on March 1,
           2000 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-39955.

    (g)    Roth IRA Annuity Endorsement NY5134. Previously filed on November 2,
           2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-47016.

    (h)    Death Benefit available at Death of Any Annuitant Endorsement
           NY5155 12/00. Previously filed on September 13, 2002 with
           Post-Effective Amendment No. 7 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (i)    Enhanced Payment Rider NY5136 11/00. Previously filed on September
           13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-47016.

    (j)    Payment Protection Rider. Previously filed on May 17, 2005 with
           Post-Effective Amendment No. 20 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (k) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 25 to
           Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-47016.

    (l)    Payment Protection Variable Annuity Rider. Previously filed on
           October 20, 2006 with Post-Effective Amendment No. 26 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-47016.

    (m) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

    (n) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to
           Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-47016.

 (5)       Form of Application. Previously filed on October 20, 2006 with
           Post-Effective Amendment No. 26 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (6)(a)    Amended and Restated Articles of Incorporation of Genworth Life
           Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-47016.

 (6)(b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to
           Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-47016.

 (7)       Reinsurance Agreement. Previously filed on April 30, 2004 with Post
           Effective Amendment No. 16 to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-47016.

 (8)(a)    Fund Participation Agreement between J.P. Morgan Series Trust II and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(a)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and JP Morgan Series Trust II.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.


 (8)(b) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(c)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of New York VA Separate Account 1, Registration No.
           333-47016.

 (8)(d)    Fund Participation Agreement between Janus Aspen Series and GE
           Capital Life Assurance Company of New York. Previously filed on April
           28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-97085.

 (8)(e)    Form of Participation Agreement regarding Oppenheimer Variable
           Account Funds. Previously filed on May 1, 2002 with Post-Effective
           Amendment 5 to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-47016.

 (8)(f)    [Reserved.]

 (8)(g)    Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life Insurance Company of New York. Filed herewith.

 (8)(g)(i) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life Insurance Company of New York. Filed herewith.

 (8)(h)    Form of Participation Agreement regarding Goldman Sachs Variable
           Insurance Trust. Previously filed on April 28, 2005 with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-97085.

 (8)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(j) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(j)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AIM Variable Insurance Funds.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(k)    Form of Participation Agreement between Alliance Variable Series and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (8)(l) Fund Participation Agreement between Genworth Life Insurance Company of New York and Dreyfus. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (8)(m) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(m)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and MFS Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(n)    Form of Participation Agreement between PIMCO Variable Insurance
           Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(n)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and PIMCO Variable Insurance Trust. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(o)    Form of Participation Agreement between Rydex Variable Trust and GE
           Capital Life Assurance Company of New York. Previously filed on April
           28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-97085.

 (8)(p)    [Reserved.]

 (8)(q)    Form of Participation Agreement between Merrill Lynch Variable Series
           Funds, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed on April 28, 2005 with Post-Effective Amendment No.
           19 to Form N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(q)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life Insurance Company of New York. Filed herewith.

 (8)(r) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 18 to Form N-4 for GE Capital Life Separate Account II, SEC File No. 333-47016.

 (8)(s)    Form of Fund Participation Agreement between American Century
           Investment Services, Inc. and GE Capital Life Assurance Company of
           New York regarding American Century Variable Portfolios II, Inc.
           Previously filed on April 28, 2005 with Post-Effective Amendment No.
           19 to Form N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(t)    Fund Participation Agreement between Eaton Vance Variable Trust and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(t)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and Eaton Vance Variable Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(u)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life Insurance Company of New York and
           Capital Brokerage Corporation. Previously filed on September 1, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-47016.

 (8)(v) Fund Participation Agreement between Nations Separate Account Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(w)    Fund Participation Agreement between The Prudential Series Fund, Inc.
           and Genworth Life Insurance Company of New York. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(x)    Fund Participation Agreement between Scudder Variable Series II and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(x)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and DWS Variable Series II. Previously filed on April 25,
           2007 with Post-Effective Amendment No. 28 to Form N-4 for Genworth
           Life of New York VA Separate Account 1, Registration No. 333-47016.

 (8)(y) Fund Participation Agreement between Van Kampen Life Investment Trust and Genworth Life Insurance Company of New York. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(z)    Fund Participation Agreement between American Century Investment
           Services, Inc. and GE Capital Life Assurance Company of New York regarding American Century Variable Portfolios, Inc. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(aa)   Fund Participation Agreement between JPMorgan Insurance Trust and
           Genworth Life Insurance Company of New York. Previously filed on
           April 24, 2006 with Post Effective Amendment No. 24 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-47016.

 (8)(bb) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(cc) Fund Participation Agreement between Genworth Life Insurance Company of New York and XTF Advisors Trust. Previously filed on April 25,
           2007 with Post-Effective Amendment No. 28 to Form N-4 for Genworth
           Life of New York VA Separate Account 1, Registration No. 333-47016.

 (9)       Opinion and Consent of Heather C. Harker, Counsel for Genworth Life
           Insurance Company of New York. Filed herewith.

(10)       Consent of Independent Registered Public Account Firm. Filed herewith.

(11)       Not Applicable.

(12)       Not Applicable.

(13)       Power of Attorney. Filed herewith.

Item 25.  Directors and Officers of the Depositor




        Name                     Address                         Position with Company
        ----                     -------                         ---------------------
David J. Sloane...... 666 Third Avenue, 9th Floor    Director, Chairperson of the Board, President
                      New York, New York 10017       and Chief Executive Officer
James D. Atkins...... 700 Main Street                Director and Senior Vice President
                      Lynchburg, Virginia 24504
Marshal S. Belkin.... 345 Kear Street                Director
                      Yorktown Heights,
                      New York 10598
Ward E. Bobitz....... 6620 West Broad Street         Director, Vice President and Assistant
                      Richmond, Virginia 23230       Secretary
Richard I. Byer...... 11 Westwind Road               Director
                      Yonkers, NY 10710
Paul A. Haley........ 6610 West Broad Street         Director, Senior Vice President and Chief
                      Richmond, Virginia 23230       Actuary
Jerry S. Handler..... 151 West 40th Street           Director
                      New York, New York 10018
Isidore Sapir........ 449 Golden River Drive         Director
                      Golden Lakes Village
                      West Palm Beach, Florida 33411
Pamela S. Schutz..... 6610 West Broad Street         Director and Executive Vice President
                      Richmond, Virginia 23230
Geoffrey S. Stiff.... 6610 West Broad Street         Director and Senior Vice President
                      Richmond, Virginia 23230
Thomas M. Stinson.... 6630 West Broad Street         Director and President, Long Term Care
                      Richmond, Virginia 23230       Division
Robert A. Straniere.. 300 East 57th Street           Director
                      New York, New York 10022
Terrence O. Jones.... 7 Times Square Tower           Director
                      Suite 1906
                      New York, New York 10036
Dennis R. Vigneau.... 6610 West Broad Street         Director, Senior Vice President and Chief
                      Richmond, Virginia 23230       Financial Officer
Brian J. Mason....... 6610 West Broad Street         Vice President and Chief Compliance Officer
                      Richmond, Virginia 23230
Thomas E. Duffy...... 6610 West Broad Street         Senior Vice President, General Counsel and
                      Richmond, Virginia 23230       Secretary
Mark W. Griffin...... 3003 Summer Street             Senior Vice President and Chief Investment
                      Stamford, Connecticut 06904    Officer
John Connolly........ 6620 West Broad Street         Senior Vice President, Long Term Care
                      Richmond, Virginia 23230       Division
Elena K. Edwards..... 700 Main Street                Senior Vice President
                      Lynchburg, Virginia 24504
William C. Goings, II 700 Main Street                Senior Vice President
                      Lynchburg, Virginia 24504
Christopher J. Grady. 6610 West Broad Street         Senior Vice President
                      Richmond, Virginia 23230
Patrick B. Kelleher.. 6620 West Broad Street         Senior Vice President
                      Richmond, Virginia 23230
Scott J. McKay....... 6620 West Broad Street         Senior Vice President
                      Richmond, Virginia 23230

      Name                 Address                     Position with Company
      ----                 -------                     ---------------------
Victor C. Moses.. 601 Union Street          Senior Vice President
                  Suite 2200
                  Seattle, Washington 98101
Leon E. Roday.... 6620 West Broad Street    Senior Vice President
                  Richmond, Virginia 23230
James H. Reinhart 6610 West Broad Street    Senior Vice President
                  Richmond, Virginia 23230
Heather C. Harker 6610 West Broad Street    Vice President and Associate General Counsel
                  Richmond, Virginia 23230
Jac J. Amerell... 6610 West Broad Street    Vice President and Controller
                  Richmond, Virginia 23230
Gary T. Prizzia.. 6620 West Broad Street    Treasurer
                  Richmond, Virginia 23230
Matthew P. Sharpe 6610 West Broad Street    Vice President
                  Richmond, Virginia 23230


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 4,713 owners of Qualified Contracts and 4,260 owners of Non-Qualified Contracts as of February 20, 2008.

Item 28.  Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.


   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *


Item 29.  Principal Underwriter


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.


   (b)


       Name               Address       Positions and Offices with Underwriter
       ----               -------       --------------------------------------
Christopher J. Grady 6610 W. Broad St.  Director, President and Chief Executive
                     Richmond, VA 23230 Officer
Geoffrey S. Stiff... 6610 W. Broad St.  Director and Senior Vice President
                     Richmond, VA 23230
John G. Apostle..... 6620 W. Broad St.  Director
                     Richmond, VA 23230
Patrick B. Kelleher. 6610 W. Broad St.  Senior Vice President
                     Richmond, VA 23230
Victor C. Moses..... 601 Union Street,  Senior Vice President
                     Suite 2200
                     Seattle, WA 98101
Edward J. Wiles, Jr. 3001 Summer St.,   Senior Vice President
                     2nd Floor
                     Stamford, CT 06905

       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
Scott E. Wolfe...... 6620 W. Broad Street     Senior Vice President and Chief Compliance
                     Richmond, VA 23230       Officer
Dennis R. Vigneau... 6610 W. Broad Street     Chief Financial Officer
                     Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
Michele L. Trampe... 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street     Treasurer
                     Richmond, VA 23230
Gabor Molnar........ 6610 W. Broad St.        Financial & Operations Principal
                     Richmond, VA 23230


   (c)


                                    (2)
                              Net Underwriting       (3)           (4)
             (1)               Discounts and   Compensation on  Brokerage      (5)
Name of Principal Underwriter   Commissions      Redemption    Commissions Compensation
----------------------------- ---------------- --------------- ----------- ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable     10.0%    $17.9 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 29th day of April, 2008.


                                              GENWORTH LIFE OF NEW YORK VA
                                                SEPARATE ACCOUNT 1
                                              (Registrant)

                                              By:    /s/  MATTHEW P. SHARPE
                                                  -----------------------------
                                                        Matthew P. Sharpe
                                                         Vice President

                                              By: GENWORTH LIFE INSURANCE
                                                    COMPANY OF NEW YORK
                                                  (Depositor)

                                              By:    /S/  MATTHEW P. SHARPE
                                                  -----------------------------
                                                        Matthew P. Sharpe
                                                         Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




         Signature                        Title                      Date
         ---------                        -----                      ----

   /s/  DAVID J. SLOANE*  Director, Chairperson of the          April 29, 2008
  -----------------------   Board, President and Chief
      David J. Sloane       Executive Officer

   /s/  JAMES D. ATKINS*  Director and Senior Vice              April 29, 2008
  -----------------------   President
      James D. Atkins

  /s/  MARSHAL S. BELKIN* Director                              April 29, 2008
  -----------------------
     Marshal S. Belkin

   /s/  WARD E. BOBITZ*   Director, Vice President and          April 29, 2008
  -----------------------   Assistant Secretary
      Ward E. Bobitz

   /s/  RICHARD I. BYER*  Director                              April 29, 2008
  -----------------------
      Richard I. Byer

    /s/  PAUL A. HALEY*                                         April 29, 2008
  -----------------------   Director, Senior Vice President and
       Paul A. Haley        Chief Actuary

  /s/  JERRY S. HANDLER*  Director                              April 29, 2008
  -----------------------
     Jerry S. Handler

    /s/  ISIDORE SAPIR*   Director                              April 29, 2008
  -----------------------
       Isidore Sapir

            Signature                     Title                   Date
            ---------                     -----                   ----

     /s/  PAMELA S. SCHUTZ*   Director and Executive Vice    April 29, 2008
    -------------------------   President
        Pamela S. Schutz

     /s/  GEOFFREY S. STIFF*  Director and Senior Vice       April 29, 2008
    -------------------------   President
        Geoffrey S. Stiff

     /s/  THOMAS M. STINSON*  Director and President, Long   April 29, 2008
    -------------------------   Term Care Division
        Thomas M. Stinson

    /S/  ROBERT A. STRANIERE* Director                       April 29, 2008
    -------------------------
       Robert A. Straniere

     /S/  TERRENCE O. JONES*  Director                       April 29, 2008
    -------------------------
        Terrence O. Jones

     /S/  DENNIS R. VIGNEAU*  Director, Senior Vice          April 29, 2008
    -------------------------   President and Chief
        Dennis R. Vigneau       Financial Officer

      /s/  JAC J. AMERELL*    Vice President and Controller  April 29, 2008
    -------------------------
         Jac J. Amerell



*By: /s/  MATTHEW P. SHARPE  , pursuant to Power of         April 29, 2008
     ----------------------    Attorney executed on March
       Matthew P. Sharpe       31, 2008